     As filed with the Securities and Exchange Commission on April 3, 2019


                                       Registration Numbers 333-152192/811-21262
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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                 ------------
                                    FORM N-4




           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                      POST-EFFECTIVE AMENDMENT NO. 12
                                    AND
          REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                             AMENDMENT NO. 220



           BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                                  (Registrant)


                                 ------------
                       BRIGHTHOUSE LIFE INSURANCE COMPANY
                                  (Depositor)


             11225 NORTH COMMUNITY HOUSE ROAD, CHARLOTTE, NC 28277
              (Address of Depositor's Principal Executive Offices)
       Depositor's Telephone Number, including area code: (980) 365-7100


                                 ------------
                       BRIGHTHOUSE LIFE INSURANCE COMPANY
                       C/O THE CORPORATION TRUST COMPANY
                               1209 ORANGE STREET
                            CORPORATION TRUST CENTER
                               NEW CASTLE COUNTY
                              WILMINGTON, DE 19801
                                 (302) 658-7581
                    (Name and Address of Agent for Service)


                                   Copies to:
                                 Dodie C. Kent
                         Eversheds Sutherland (US) LLP
                         The Grace Building, 40th Floor
                          1114 Avenue of the Americas
                            New York, NY 10036-7703
                 Approximate Date of Proposed Public Offering:

             On April 29, 2019 or as soon thereafter as practicable


It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.


[X] on April 29, 2019 pursuant to paragraph (b) of Rule 485.


[ ] days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ] pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective
                                        amendment.

Title of Securities Being Registered: Allocated and Unallocated Group Variable Annuity Contracts
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--------------------------------------------------------------------------------

               BRIGHTHOUSE RETIREMENT ACCOUNT ANNUITY PROSPECTUS
This prospectus describes Brighthouse Retirement Account Annuity, a flexible premium deferred variable annuity contract (the "Contract") issued by Brighthouse Life Insurance Company. The Contract is used in connection with 401(k) Plans, 403(b) Plans, Non-Qualified Plans, Traditional IRAs, Roth IRAs and Simplified Employee Pensions ("SEPs"). We may issue it as an individual Contract or as a group Contract. When We issue a group Contract, you will receive a Certificate summarizing the Contract's provisions. For convenience, We refer to Contracts and Certificates as "Contracts." The Company no longer actively offers the Contract to new purchasers. Current Contract Owners may make additional Purchase Payments.

You can choose to have Your premium ("Purchase Payments") and any applicable Purchase Payment Credits accumulate on a variable and, subject to availability, fixed basis in one of Our Funding Options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Funding Options You select. You bear the investment risk of investing in the Funding Options. The Funding Options available for all Contracts are:

AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
     American Funds Global Growth Fund
     American Funds Growth Fund
     American Funds Growth-Income Fund
BRIGHTHOUSE FUNDS TRUST I
     BlackRock High Yield Portfolio -- Class A
     Brighthouse Asset Allocation 100 Portfolio -- Class B
     Brighthouse Small Cap Value Portfolio -- Class B
     Brighthouse/Wellington Large Cap Research Portfolio -- Class E Clarion Global Real Estate Portfolio -- Class A
     ClearBridge Aggressive Growth Portfolio -- Class A
     Harris Oakmark International Portfolio -- Class A
     Invesco Comstock Portfolio -- Class B
     Invesco Small Cap Growth Portfolio -- Class A
     JPMorgan Small Cap Value Portfolio -- Class A
     Oppenheimer Global Equity Portfolio -- Class B
     PIMCO Inflation Protected Bond Portfolio -- Class A
     PIMCO Total Return Portfolio -- Class B
     T. Rowe Price Large Cap Value Portfolio -- Class B
     Victory Sycamore Mid Cap Value Portfolio -- Class B
BRIGHTHOUSE FUNDS TRUST II
     BlackRock Bond Income Portfolio -- Class A
     BlackRock Capital Appreciation Portfolio -- Class A
     BlackRock Ultra-Short Term Bond Portfolio -- Class A
     Brighthouse Asset Allocation 20 Portfolio -- Class B
     Brighthouse Asset Allocation 40 Portfolio -- Class B
     Brighthouse Asset Allocation 60 Portfolio -- Class B
     Brighthouse Asset Allocation 80 Portfolio -- Class B
     Brighthouse/Wellington Balanced Portfolio -- Class A
     Brighthouse/Wellington Core Equity Opportunities Portfolio -- Class A Frontier Mid Cap Growth Portfolio -- Class D

     MetLife Aggregate Bond Index Portfolio -- Class A
     MetLife MSCI EAFE(R) Index Portfolio -- Class A
     MetLife Russell 2000(R) Index Portfolio -- Class A
     MetLife Stock Index Portfolio -- Class A
     MFS(R) Total Return Portfolio -- Class F
     MFS(R) Value Portfolio -- Class A
     Neuberger Berman Genesis Portfolio -- Class A
     T. Rowe Price Small Cap Growth Portfolio -- Class B
  Western Asset Management Strategic Bond Opportunities Portfolio -- Class A
     Western Asset Management U.S. Government Portfolio -- Class A
DELAWARE VIP(R) TRUST -- STANDARD CLASS
     Delaware VIP(R) Small Cap Value Series
FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS 2
     Contrafund(R) Portfolio
     Mid Cap Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
     Templeton Developing Markets VIP Fund
     Templeton Foreign VIP Fund
JANUS ASPEN SERIES -- SERVICE SHARES
     Janus Henderson Enterprise Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST -- CLASS I
     ClearBridge Variable Appreciation Portfolio
     ClearBridge Variable Large Cap Growth Portfolio
     ClearBridge Variable Large Cap Value Portfolio
     ClearBridge Variable Small Cap Growth Portfolio
LEGG MASON PARTNERS VARIABLE INCOME TRUST -- CLASS I
     Western Asset Core Plus VIT Portfolio
TRUST FOR ADVISED PORTFOLIOS
     1919 Variable Socially Responsive Balanced Fund


Funding Options may have been subject to change. Please see "Appendix B -- Additional Information Regarding the Underlying Funds."


We also offer Variable Annuity contracts that do not have Purchase Payment Credits, and therefore may have lower fees. Over time, the value of the Purchase Payment Credits could be more than offset by higher charges. You should carefully consider whether or not this Contract is the most appropriate investment for You.

The Fixed Account is described in a separate prospectus. The Contract, certain Contract features and/or some of the Funding Options may not be available in all states.


IN ACCORDANCE WITH REGULATIONS ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION, BEGINNING ON OR AFTER JANUARY 1, 2021, PAPER COPIES OF THE SHAREHOLDER REPORTS FOR THE UNDERLYING FUNDS AVAILABLE UNDER YOUR VARIABLE ANNUITY CONTRACT WILL NO LONGER BE SENT BY MAIL, UNLESS YOU SPECIFICALLY REQUEST PAPER COPIES OF THE REPORTS FROM US. INSTEAD, THE REPORTS WILL BE MADE AVAILABLE ON A WEBSITE, AND YOU WILL BE NOTIFIED BY MAIL EACH TIME A REPORT IS POSTED AND PROVIDED WITH A WEBSITE LINK TO ACCESS THE REPORT. IF YOU ALREADY ELECTED TO RECEIVE SHAREHOLDER REPORTS ELECTRONICALLY, YOU WILL NOT BE AFFECTED BY THIS CHANGE AND YOU NEED NOT TAKE ANY ACTION.

YOU MAY ELECT TO RECEIVE ALL FUTURE REPORTS IN PAPER FREE OF CHARGE. YOU CAN INFORM US THAT YOU WISH TO CONTINUE RECEIVING PAPER COPIES OF YOUR SHAREHOLDER REPORTS BY CALLING (800) 638-7732, OR BY SENDING AN EMAIL CORRESPONDENCE TO RCG@BRIGHTHOUSEFINANCIAL.COM. YOUR ELECTION TO RECEIVE REPORTS IN PAPER WILL APPLY TO ALL UNDERLYING FUNDS AVAILABLE UNDER YOUR CONTRACT.

This prospectus sets forth the information that You should know before investing in the Contract. This prospectus should be kept for future reference. You can receive additional information about Your Contract by requesting a Statement of Additional Information ("SAI") dated April 29, 2019.


We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy free of charge, write to Us at 4700 Westown Parkway, Ste. 200, West Des Moines, IA 50266
or call 1-800-842-9406. You may also obtain an electronic copy of the SAI, as well as other material that We file electronically and certain material incorporated by reference, at the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                        PROSPECTUS DATED: APRIL 29, 2019

                               TABLE OF CONTENTS





                                                             PAGE
                                                            -----
Glossary...................................................    3
Summary....................................................    6
Fee Table..................................................    9
Condensed Financial Information............................   13
The Annuity Contract and Your Retirement Plan..............   13
  403(b) Plan Terminations.................................   13
  Other Plan Terminations..................................   14
The Annuity Contract.......................................   14
  Non-Natural Persons as Owners or Beneficiaries...........   15
  Contract Owner Inquiries.................................   15
  Purchase Payments........................................   15
  Purchase Payments ---- Section 403(b) Plans..............   15
  Purchase Payment Conservation Credits....................   16
  Purchase Payment Conservation Credit.....................   16
  Accumulation Units.......................................   16
  The Funding Options......................................   17
  Underlying Funds Which Are Fund of Funds.................   22
Fixed Account..............................................   22
Charges and Deductions.....................................   22
  General..................................................   22
  Withdrawal Charge........................................   23
  Free Withdrawal Allowance................................   24
  Transfer Charge..........................................   25
  Mortality and Expense Risk Charge........................   25
  Underlying Fund Fees and Expenses........................   25
  Variable Annuitization Floor Benefit.....................   25
  Premium Tax..............................................   25
  Income Taxes.............................................   25
  Changes in Taxes Based upon Premium or Value.............   25
Transfers..................................................   25
  Restrictions on Transfers................................   26
  Dollar Cost Averaging....................................   28
Access To Your Money.......................................   28
Ownership Provisions.......................................   29
  Types of Ownership.......................................   29
  Contract Owner...........................................   29
  Beneficiary..............................................   30
  Annuitant................................................   30
  Abandoned Property Requirements..........................   30
Death Benefit..............................................   30
  Death Proceeds before the Maturity Date..................   30
  Optional Death Benefit and Credit........................   31
  Payment of Proceeds......................................   32
  Beneficiary Contract Continuance (not permitted for
    non-natural Beneficiaries).............................   32
  Planned Death Benefit (Individual Contracts Only)........   33
  Death Proceeds after the Maturity Date...................   33
The Annuity Period.........................................   33
  Maturity Date............................................   33


                                                            PAGE
                                                            -----
  Allocation of Annuity....................................   33
  Variable Annuity.........................................   34
  Fixed Annuity............................................   34
  Liquidity Benefit........................................   34
Payment Options............................................   34
  Election of Options......................................   34
  Annuity Options..........................................   35
Miscellaneous Contract Provisions..........................   36
  Right to Return..........................................   36
  Termination..............................................   36
  Required Reports.........................................   37
  Suspension of Payments...................................   37
  Misstatement.............................................   37
  Funding Options..........................................   37
  Cybersecurity Risks......................................   37
The Separate Account.......................................   38
  Performance Information..................................   38
Federal Tax Considerations.................................   39
  Non-Qualified Annuity Contracts..........................   39
  Qualified Annuity Contracts..............................   42
  Additional Information Regarding TSA (ERISA and
    non-ERISA) 403(b)......................................   47
Other Information..........................................   50
  The Insurance Company....................................   50
  Financial Statements.....................................   50
  Distribution of the Contracts............................   50
  Conformity with State and Federal Laws...................   51
  Voting Rights............................................   52
  Contract Modification....................................   52
  Postponement of Payment (the "Emergency
    Procedure")............................................   52
  Restrictions on Financial Transactions...................   52
  Legal Proceedings........................................   52
Appendix A: Condensed Financial Information for
  Brighthouse Separate Account Eleven for Variable
  Annuities................................................  A-1
Appendix B: Additional Information Regarding the
  Underlying Funds.........................................  B-1
Appendix C: UNDERLYING FUNDS with DIFFERENT
  Legal and Marketing Names................................  C-1
Appendix D: Contents of The Statement of Additional
  Information..............................................  D-1
Appendix E: What You Need To Know If You Are A Texas
  Optional Retirement Program Participant..................  E-1
Appendix F: Competing Funds................................  F-1
Appendix G: Waiver of Withdrawal Charge for Nursing
  Home Confinement Rider...................................  G-1
Appendix H: Premium Tax Table..............................  H-1

                                    GLOSSARY

ACCUMULATION PERIOD -- the period before the commencement of Annuity Payments.

ACCUMULATION UNIT -- an accounting unit of measure used to calculate Contract Values before Annuity Payments begin.

ANNUITANT -- a person on whose life the Maturity Date depends and Annuity Payments are made.

ANNUITY -- payment of income for a stated period or amount.

ANNUITY PAYMENTS -- a series of periodic payments (i) for life; (ii) for life with a minimum number of payments; (iii) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (iv) for a fixed period.

ANNUITY PERIOD -- the period following commencement of Annuity Payments.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

BENEFICIARY(IES) -- the person(s) or trustee designated to receive any remaining contractual benefits in the event of a Participant's, Annuitant's or Contract Owner's death, as applicable.

CASH SURRENDER VALUE -- the Contract Value less any amounts deducted upon a withdrawal or surrender, outstanding loans, if available under the Contract, any applicable Premium Taxes or other surrender charges not previously deducted.

CERTIFICATE -- (if applicable) the document issued to Participants under a master group Contract. Any reference in this prospectus to the Contract includes the underlying Certificate.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

COMPANY (WE, US, OUR) -- Brighthouse Life Insurance Company.

COMPETING FUND -- any investment option under the Plan, which, in Our opinion, consists primarily of fixed-income securities and/or money market instruments.

CONTRACT -- for convenience, means the Contract or Certificate (if applicable). For example, Contract Year also means Certificate Year.

CONTRACT DATE -- the date on which the Contract is issued. For certain group Contracts, it is the date on which the Contract becomes effective, as shown on the specifications page of the Contract.

CONTRACT OWNER -- the person named in the Contract (on the specifications page). For certain group Contracts, the Contract Owner is the trustee or other entity which owns the Contract.

CONTRACT VALUE/ACCOUNT VALUE/CASH VALUE -- the value of the Accumulation Units in Your Account (or a Participant's Individual Account, if applicable) less any reductions for administrative charges (hereinafter referred to in this prospectus as Contract Value).

CONTRACT YEAR -- twelve-month periods beginning with the Contract Date, or any anniversary thereof.

DEATH REPORT DATE -- the day on which We have received (i) Due Proof of Death and (ii) written payment instructions or election of spousal or Beneficiary Contract continuation in Good Order.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to Us.

ERISA -- The Employee Retirement Income Security Act of 1974, as amended, and all related laws and regulations which are in effect during the term of this Contract.

FIXED ACCOUNT -- an account that consists of all of the assets under the Contract other than those in the Separate Account. The Fixed Account is part of the general assets of the Company.

FIXED ANNUITY -- an Annuity payout option with payments which remain fixed as to dollar amount throughout the payment period and which do not vary with the investment experience of a Separate Account.

FUNDING OPTIONS -- the variable investment options to which Purchase Payments under the Contract may be allocated.

GOOD ORDER -- A request or transaction generally is considered in "Good Order" if it complies with Our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by Us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: Your completed application; Your Contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Funding Options affected by the requested transaction; the signatures of all Contract Owners (exactly as indicated on the Contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that We may require, including any spousal or joint Contract Owner's consents. With respect to Purchase Payments, Good Order also generally includes receipt by Us of sufficient funds to effect the purchase. We may, in Our sole discretion, determine whether any particular transaction request is in Good Order, and We reserve the right to change or waive any Good Order requirement at any time. If You have any questions, You should contact Us or Your financial representative (where applicable) before submitting the form or request.

HOME OFFICE -- the Home Office of Brighthouse Life Insurance Company, 11225 North Community House Road, Charlotte, NC 28277, or any other office that We may designate for the purpose of administering this Contract. The office that administers Your Contract is located at 4700 Westown Parkway, Ste. 200, West Des Moines, Iowa 50266.


INDIVIDUAL ACCOUNT -- an account under which Accumulation Units are credited to a Participant or Beneficiary under the Contract.


MATURITY DATE -- the date on which the Annuity Payments are to begin.

PAYMENT OPTION -- an Annuity or income option elected under Your Contract.

PLAN -- for a group Contract, the plan or the arrangement used in a retirement plan or program whereby Purchase Payments and any gains are intended to qualify under Section 401 or 403 of the Code.

PREMIUM TAX -- the amount of tax, if any, charged by the state or municipality on Purchase Payments.

PURCHASE PAYMENTS -- the premium payment(s) applied to the Contract, less any Premium Taxes (if applicable).

PURCHASE PAYMENT CONSERVATION CREDIT -- an amount which may be credited to Your Contract Value that equals a percentage of each Purchase Payment made where such funds originated from other Contracts issued by Us or Our affiliates.

QUALIFIED CONTRACT -- a Contract used in a retirement Plan or program that is intended to qualify under Section 401, 403, or 408 of the Code.

SEPARATE ACCOUNT -- a segregated account, the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the Securities and Exchange Commission (the "SEC") in which the Subaccounts invest.

VALUATION DATE -- a day on which the New York Stock Exchange ("NYSE") is open for business. The value of each Subaccount is determined as of the close of regular trading on the NYSE on such days, typically 4:00 p.m. Eastern Time. A Valuation Date ends earlier than 4:00 p.m. Eastern Time if the NYSE closes early. It is expected that the NYSE will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Valuation Dates are also referred to herein as "Business Days."

VALUATION PERIOD -- the period between the end of one Valuation Date and the end of the next Valuation Date.

VARIABLE ANNUITY -- an Annuity payout option providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying securities of the Separate Account.

WRITTEN REQUEST -- written instructions or information sent to Us in a form and content satisfactory to Us and received in Good Order at Our Home Office.

YOU, YOUR -- "You," depending on the context, may be the Certificate holder, the participant or the Contract Owner and a natural person, a trust established for the benefit of a natural person or a charitable remainder trust, or a Plan (or the employer purchaser who has purchased the Contract on behalf of the Plan). In connection with a 403(b) Plan termination, as of the date of the Contract or cash distribution under such Plan termination, "You" means the Participant who has received such Contract or cash distribution.

                                    SUMMARY:
                         BRIGHTHOUSE RETIREMENT ACCOUNT
THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct Your payment(s) to one or more of the Funding Options and/or to the Fixed Account that is part of the general account (the "Fixed Account"). Because of exemptive and exclusionary provisions, neither the Fixed Account nor Our general account has been registered as an investment company under the Investment Company Act of 1940, as amended ("1940 Act"). We guarantee money directed to the Fixed Account as to principal and interest. Contract Value allocated to the Fixed Account, interest credited to the Fixed Account and amounts paid under a fixed payment option are subject to Our financial strength and claims paying ability. The Funding Options fluctuate with the investment performance of the Underlying Funds and are not guaranteed. You can also lose money in the Funding Options.

The Contract, like all deferred Variable Annuity contracts, has two phases: the accumulation phase (Accumulation Period) and the payout phase (Annuity Period). During the accumulation phase generally, pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when You make a withdrawal, presumably when in a lower tax bracket. The payout phase occurs when You begin receiving payments from Your Contract. The amount of money You accumulate in Your Contract determines the amount of income (Annuity Payments) You receive during the payout phase.

During the payout phase, You may choose one of a number of Annuity options. You may receive income payments in the form of a Variable Annuity, a Fixed Annuity or a combination of both. If You elect variable income payments, the dollar amount of Your payments may increase or decrease. Once You choose one of the Annuity options and begin to receive payments, it cannot be changed.

WHO CAN PURCHASE THIS CONTRACT? The Contract is not available for purchase if the proposed owner or Annuitant is age 81 or older. The Contract is not available to new purchasers.

CAN I EXCHANGE MY CURRENT ANNUITY CONTRACT FOR THIS CONTRACT? The Code generally permits You to exchange one Annuity contract for another in a "tax-free exchange." Therefore, You can transfer the proceeds from another Annuity contract to purchase this Contract. Before making an exchange to acquire this Contract, You should carefully compare this Contract to Your current contract. You may have to pay a surrender charge under Your current contract to exchange it for this Contract, and this Contract has its own surrender charges that would apply to You. The other fees and charges under this Contract may be higher or lower and the benefits may be different than those of Your current contract. In addition, You may have to pay federal income or penalty taxes on the exchange if it does not qualify for tax-free treatment. You should not exchange another contract for this Contract unless You determine, after evaluating all the facts that the exchange is in Your best interests. Remember that the person selling You the Contract generally will earn a commission on the sale.

WHO IS THE CONTRACT ISSUED TO? If You purchase an individual Contract, You are the Contract Owner. If a group Contract is purchased, We issue Certificates to the individual participants. Where We refer to "You," We are referring to the individual Contract Owner or the group participant, as applicable. For convenience, We refer to both Contracts and Certificates as "Contracts". If a group unallocated Contract is purchased, We issue only a Contract.

We issue group Contracts in connection with retirement Plans. Depending on Your retirement Plan provisions, certain features and/or Funding Options described in this prospectus may not be available to You. Your retirement Plan provisions supersede this prospectus. If You have any questions about Your specific retirement Plan, contact Your retirement Plan administrator.

IS THERE A RIGHT TO RETURN PERIOD? If You cancel the Contract within ten days after You receive it, You receive a full refund of Your Contract Value plus any Contract charges and Premium Taxes You paid (but not fees and charges assessed by the Underlying Funds). The number of days for the right to return varies by state. Depending on state law, We may refund all of Your Purchase Payments or Your Contract Value. You bear the investment risk on the Purchase Payments allocated to a Funding Option during the right to return period; therefore, the Contract Value returned to You may be greater or less than Your Purchase Payment.

If You purchased Your Contract as an individual retirement plan ("IRA"), and You return it within the first seven days after delivery, or longer if Your state permits, We will refund Your full Purchase Payment. During the remainder of the right to return period, We will refund Your Contract Value (including charges We assessed). We will determine Your Contract Value at the close of business on the day We receive a Written Request for a refund.

During the right to return period, You will not bear any Contract fees associated with the Purchase Payment Conservation Credits. If You exercise Your right to return, You will be in the same position as if You had exercised the right to return in a Variable Annuity Contract with no Purchase Payment Conservation Credit. You would, however, receive any gains, and We would bear any losses attributable to the Purchase Payment Conservation Credits.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE FUNDING OPTIONS AND HOW THEY OPERATE? Through its Subaccounts, the Separate Account uses Your Purchase Payments to purchase shares, at Your direction, of one or more of the Funding Options. In turn, each Funding Option invests in an Underlying Fund that holds securities consistent with its own investment policy. Depending on market conditions, You may make or lose money in any of these Funding Options.

You can transfer among the Funding Options as frequently as You wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, We would always allow one transfer every six months. We reserve the right to restrict transfers that We determine will disadvantage other Contract Owners.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct a mortality and expense ("M&E") risk charge daily from the amounts You allocate to the Separate Account. We deduct the M&E risk charge at an annual rate of 0.80% for the Standard Death Benefit, and 1.25% for the Optional Death Benefit. Each Underlying Fund also charges for management costs and other expenses.

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the Purchase Payments and any associated Purchase Payment Conservation Credits withdrawn. The maximum percentage is 5% decreasing to 0% in year six or later.

Upon annuitization, if You select the Variable Annuitization Floor Benefit, there is a charge assessed. This charge will vary based upon market conditions, and will be set at the time You choose this option. Once established, this charge will remain the same throughout the term of the annuitization.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments You make to a Qualified Contract during the Accumulation Period are made with before-tax dollars. Generally, You will be taxed on Your Purchase Payments, Purchase Payment Conservation Credits and on any earnings when You make a withdrawal or begin receiving Annuity Payments. Payments to the Contract are made with after-tax dollars, and any credits and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If You are younger than 59 1/2 when You take money out, You may be charged a 10% federal penalty tax on the amount withdrawn. Under non-qualified Contracts, withdrawals are considered to be made first from taxable earnings.

For owners of Qualified Contracts, if You reach a certain age, You may be required by federal tax laws to begin receiving payments from Your Annuity or risk paying a penalty tax. In those cases, We can calculate and pay You the minimum required distribution amounts. (See "Managed Distribution Program").

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the Accumulation Period. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? You may choose to purchase the Standard or Optional Death Benefit. If You die before the Contract is in the Annuity Period, the person You have chosen as Your Beneficiary will receive a death benefit. The amount of the death benefit payable upon such death is described under "Death Benefit" in this prospectus. There is no death benefit after the Annuity Period begins, however, depending on the Annuity option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary (see "Death Proceeds After the Maturity Date" for more information). We calculate the death benefit value at the close of the Business Day on which Our Home Office receives (1) Due Proof of Death and (2) written payment instructions or the election of Beneficiary Contract continuance. Any amounts paid will be reduced by any applicable Premium Tax, outstanding loans or surrenders not previously deducted. Please refer to the "Death Benefit" section of this prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A to this prospectus provides more information about Accumulation Unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features You may be interested in. These include:

   o DOLLAR COST AVERAGING. This is a program that allows You to invest a fixed amount of money in Funding Options each month, theoretically giving You a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

   o SYSTEMATIC WITHDRAWAL OPTION. Before the Maturity Date, You can arrange to have money sent to You at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. Withdrawals in excess of the annual free withdrawal allowance may be subject to a withdrawal charge.

   o MANAGED DISTRIBUTION PROGRAM. This program allows Us to automatically calculate and distribute to You, in November of the applicable tax year, an amount that will satisfy the Internal Revenue Service's minimum distribution requirements imposed on certain Contracts once the owner reaches age 70 1/2 or retires. These minimum distributions occur during the Accumulation Period.

   o BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES). If You die before the Maturity Date, and if the value of any Beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the date of Your death, that Beneficiary(ies) may elect to continue his/her portion of the Contract and take the required distributions over time, rather than have the death benefit paid in a lump sum to the Beneficiary.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that You will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that You will pay at the time that You buy the Contract, surrender the Contract or transfer Contract Value between Funding Options. Expenses shown do not include Premium Taxes (ranging from 0.5% to 3.5%, and are applicable only in certain jurisdictions--see Appendix H).


CONTRACT OWNER TRANSACTION EXPENSES


WITHDRAWAL CHARGE....................................................................    5%(1)
(as a percentage of the Purchase Payments and any applicable Purchase Payment Credits withdrawn)
TRANSFER CHARGE......................................................................   $10(2)
(assessed on transfers that exceed 12 per year)

------------
(1) This withdrawal charge only applies to the Accumulation Period. The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for 5 years. The charge is as follows:


     YEARS SINCE PURCHASE PAYMENT MADE
--------------------------------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN     WITHDRAWAL CHARGE
--------------------------   ---------------   ------------------
          0 years               1 years                5%
          1 years               2 years                4%
          2 years               3 years                3%
          3 years               4 years                2%
          4 years               5 years                1%
         5 years+                                      0%

(2)   We do not currently assess the transfer charge.


The next table describes the fees and expenses that You will pay periodically during the time that You own the Contract, not including Underlying Fund fees and expenses.


ANNUAL SEPARATE ACCOUNT CHARGES
(as a percentage of the average daily net assets of the Separate Account)(3)

We will assess a minimum mortality and expense risk charge ("M&E") of 0.80% for the standard death benefit and 1.25% for the Optional Death Benefit. Below is a summary of all maximum charges that may apply, depending on the death benefit You select and the optional features You select:



      Standard Death Benefit                          Optional Death Benefit
      Mortality and Expense Risk Charge       0.80%   Mortality and Expense Risk Charge       1.25%
      Administrative Expense Charge           None    Administrative Expense Charge           None
      Total Annual Separate Account Charges   0.80%   Total Annual Separate Account Charges   1.25%


During the Annuity Period, if You have elected the Variable Annuitization Floor Benefit, a total annual Separate Account charge of up to 3.80% or 4.25% may apply. See "Variable Annuitization Floor Benefit".
(3) We are waiving the following amounts of the Mortality and Expense Risk charge as follows: 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio -- Class A of the Brighthouse Funds Trust II; and 0.11% for the Subaccount investing in the BlackRock High Yield Portfolio -- Class A of the Brighthouse Funds Trust I. We are also waiving an amount equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio of the Brighthouse Funds Trust I; an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio -- Class B of the Brighthouse Funds Trust I; an amount equal to the Underlying Fund expenses that are in excess of 0.91% for the Subaccount investing in the Brighthouse/Wellington Core Equity Opportunities Portfolio -- Class A of the Brighthouse Funds Trust II; an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio -- Class A of the Brighthouse Funds Trust I; an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Victory Sycamore Mid Cap Value Portfolio -- Class B of the Brighthouse Funds Trust I; an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the Brighthouse Small Cap Value Portfolio -- Class B of the Brighthouse Funds Trust I; an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the MFS(R) Research International Portfolio -- Class B of the Brighthouse Funds Trust I; an amount equal to the Underlying Fund expenses that are in excess of 0.84% for the Subaccount investing in the Invesco Comstock Portfolio - Class B of the Brighthouse Funds Trust I; and an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the Oppenheimer Global Equity Portfolio -- Class B of the Brighthouse Funds Trust I.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2018 (UNLESS OTHERWISE INDICATED):


The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. Certain Underlying Funds may impose a redemption fee in the future. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-9406. Please read the prospectuses carefully before making your allocations to the Subaccounts.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES



                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
Total Annual Underlying Fund Operating Expenses
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.28%       1.43%



UNDERLYING FUND FEES AND EXPENSES AS OF DECEMBER 31, 2018

(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Underlying Fund fees and expenses, please refer to the prospectus for each Underlying Fund.



                                                                 DISTRIBUTION
                                                                    AND/OR
                                                    MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                         FEE      (12B-1) FEES   EXPENSES
-------------------------------------------------- ------------ -------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund................    0.52%     0.25%            0.03%
 American Funds Growth Fund.......................    0.32%     0.25%            0.02%
 American Funds Growth-Income Fund................    0.26%     0.25%            0.02%
BRIGHTHOUSE FUNDS TRUST I
 BlackRock High Yield Portfolio -- Class A........    0.60%       --             0.09%
 Brighthouse Asset Allocation 100
  Portfolio -- Class B............................    0.07%     0.25%            0.01%
 Brighthouse Small Cap Value Portfolio --
  Class B.........................................    0.75%     0.25%            0.03%
 Brighthouse/Aberdeen Emerging Markets
  Equity Portfolio -- Class A+....................    0.89%       --             0.10%
 Brighthouse/Wellington Large Cap
  Research Portfolio -- Class E...................    0.56%     0.15%            0.02%
 Clarion Global Real Estate Portfolio --
  Class A.........................................    0.61%       --             0.05%
 ClearBridge Aggressive Growth Portfolio --
  Class A.........................................    0.56%       --             0.02%
 Harris Oakmark International Portfolio --
  Class A.........................................    0.77%       --             0.04%
 Invesco Comstock Portfolio -- Class B............    0.56%     0.25%            0.03%
 Invesco Small Cap Growth Portfolio --
  Class A.........................................    0.85%       --             0.03%
 JPMorgan Small Cap Value Portfolio --
  Class A.........................................    0.78%       --             0.06%
 MFS(R) Research International Portfolio --
  Class B+........................................    0.70%     0.25%            0.05%
 Morgan Stanley Discovery Portfolio --
  Class B+........................................    0.64%     0.25%            0.04%
 Oppenheimer Global Equity Portfolio --
  Class B.........................................    0.66%     0.25%            0.05%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A............................    0.47%       --             0.77%
 PIMCO Total Return Portfolio -- Class B..........    0.48%     0.25%            0.26%



                                                                     TOTAL       FEE WAIVER    NET TOTAL
                                                      ACQUIRED       ANNUAL        AND/OR       ANNUAL
                                                      FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                     AND EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
-------------------------------------------------- -------------- ----------- --------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund................   --             0.80%       --              0.80%
 American Funds Growth Fund.......................   --             0.59%       --              0.59%
 American Funds Growth-Income Fund................   --             0.53%       --              0.53%
BRIGHTHOUSE FUNDS TRUST I
 BlackRock High Yield Portfolio -- Class A........   --             0.69%       --              0.69%
 Brighthouse Asset Allocation 100
  Portfolio -- Class B............................ 0.67%            1.00%       --              1.00%
 Brighthouse Small Cap Value Portfolio --
  Class B......................................... 0.08%            1.11%     0.01%             1.10%
 Brighthouse/Aberdeen Emerging Markets
  Equity Portfolio -- Class A+....................   --             0.99%     0.05%             0.94%
 Brighthouse/Wellington Large Cap
  Research Portfolio -- Class E...................   --             0.73%     0.04%             0.69%
 Clarion Global Real Estate Portfolio --
  Class A.........................................   --             0.66%     0.01%             0.65%
 ClearBridge Aggressive Growth Portfolio --
  Class A.........................................   --             0.58%     0.02%             0.56%
 Harris Oakmark International Portfolio --
  Class A.........................................   --             0.81%     0.02%             0.79%
 Invesco Comstock Portfolio -- Class B............   --             0.84%     0.02%             0.82%
 Invesco Small Cap Growth Portfolio --
  Class A.........................................   --             0.88%     0.08%             0.80%
 JPMorgan Small Cap Value Portfolio --
  Class A.........................................   --             0.84%     0.10%             0.74%
 MFS(R) Research International Portfolio --
  Class B+........................................   --             1.00%     0.10%             0.90%
 Morgan Stanley Discovery Portfolio --
  Class B+........................................   --             0.93%     0.02%             0.91%
 Oppenheimer Global Equity Portfolio --
  Class B.........................................   --             0.96%     0.12%             0.84%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A............................   --             1.24%     0.01%             1.23%
 PIMCO Total Return Portfolio -- Class B..........   --             0.99%     0.03%             0.96%

                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                        FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
 T. Rowe Price Large Cap Value Portfolio --
  Class B........................................    0.57%     0.25%          0.02%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++......................................    0.57%     0.15%          0.02%
 Victory Sycamore Mid Cap Value
  Portfolio -- Class B...........................    0.65%     0.25%          0.04%
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio --
  Class A........................................    0.33%       --           0.10%
 BlackRock Capital Appreciation
  Portfolio -- Class A...........................    0.69%       --           0.03%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class A...........................    0.35%       --           0.04%
 Brighthouse Asset Allocation 20
  Portfolio -- Class B...........................    0.10%     0.25%          0.03%
 Brighthouse Asset Allocation 40
  Portfolio -- Class B...........................    0.06%     0.25%            --
 Brighthouse Asset Allocation 60
  Portfolio -- Class B...........................    0.05%     0.25%            --
 Brighthouse Asset Allocation 80
  Portfolio -- Class B...........................    0.05%     0.25%          0.01%
 Brighthouse/Wellington Balanced
  Portfolio -- Class A...........................    0.46%       --           0.07%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class A.............    0.70%       --           0.02%
 Frontier Mid Cap Growth Portfolio --
  Class D........................................    0.71%     0.10%          0.04%
 Jennison Growth Portfolio -- Class B+...........    0.60%     0.25%          0.02%
 MetLife Aggregate Bond Index Portfolio --
  Class A........................................    0.25%       --           0.03%
 MetLife MSCI EAFE(R) Index Portfolio --
  Class A........................................    0.30%       --           0.08%
 MetLife Russell 2000(R) Index Portfolio --
  Class A........................................    0.25%       --           0.06%
 MetLife Stock Index Portfolio -- Class A........    0.25%       --           0.03%
 MFS(R) Total Return Portfolio -- Class F........    0.56%     0.20%          0.06%
 MFS(R) Value Portfolio -- Class A...............    0.61%       --           0.02%
 Neuberger Berman Genesis Portfolio --
  Class A........................................    0.82%       --           0.03%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B...........................    0.47%     0.25%          0.03%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A.............    0.57%       --           0.03%
 Western Asset Management
  U.S. Government Portfolio -- Class A...........    0.47%       --           0.03%
DELAWARE VIP(R) TRUST -- STANDARD CLASS
 Delaware VIP(R) Small Cap Value Series..........    0.71%       --           0.06%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio.........................    0.54%     0.25%          0.08%
 Dynamic Capital Appreciation Portfolio+.........    0.54%     0.25%          0.15%
 Mid Cap Portfolio...............................    0.54%     0.25%          0.08%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Templeton Developing Markets VIP Fund...........    1.05%     0.25%          0.12%
 Templeton Foreign VIP Fund......................    0.79%     0.25%          0.04%
JANUS ASPEN SERIES -- SERVICE SHARES
 Janus Henderson Enterprise Portfolio............    0.64%     0.25%          0.08%



                                                                    TOTAL       FEE WAIVER    NET TOTAL
                                                     ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                     FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                    AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------------- -------------- ----------- --------------- -----------
 T. Rowe Price Large Cap Value Portfolio --
  Class B........................................   --             0.84%     0.05%           0.79%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++......................................   --             0.74%     0.05%           0.69%
 Victory Sycamore Mid Cap Value
  Portfolio -- Class B...........................   --             0.94%     0.09%           0.85%
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio --
  Class A........................................   --             0.43%       --            0.43%
 BlackRock Capital Appreciation
  Portfolio -- Class A...........................   --             0.72%     0.09%           0.63%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class A...........................   --             0.39%     0.03%           0.36%
 Brighthouse Asset Allocation 20
  Portfolio -- Class B........................... 0.61%            0.99%     0.03%           0.96%
 Brighthouse Asset Allocation 40
  Portfolio -- Class B........................... 0.62%            0.93%       --            0.93%
 Brighthouse Asset Allocation 60
  Portfolio -- Class B........................... 0.63%            0.93%       --            0.93%
 Brighthouse Asset Allocation 80
  Portfolio -- Class B........................... 0.65%            0.96%       --            0.96%
 Brighthouse/Wellington Balanced
  Portfolio -- Class A...........................   --             0.53%       --            0.53%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class A.............   --             0.72%     0.11%           0.61%
 Frontier Mid Cap Growth Portfolio --
  Class D........................................   --             0.85%     0.02%           0.83%
 Jennison Growth Portfolio -- Class B+...........   --             0.87%     0.08%           0.79%
 MetLife Aggregate Bond Index Portfolio --
  Class A........................................   --             0.28%     0.01%           0.27%
 MetLife MSCI EAFE(R) Index Portfolio --
  Class A........................................ 0.01%            0.39%       --            0.39%
 MetLife Russell 2000(R) Index Portfolio --
  Class A........................................   --             0.31%       --            0.31%
 MetLife Stock Index Portfolio -- Class A........   --             0.28%     0.01%           0.27%
 MFS(R) Total Return Portfolio -- Class F........   --             0.82%       --            0.82%
 MFS(R) Value Portfolio -- Class A...............   --             0.63%     0.06%           0.57%
 Neuberger Berman Genesis Portfolio --
  Class A........................................   --             0.85%     0.01%           0.84%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B...........................   --             0.75%       --            0.75%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A.............   --             0.60%     0.06%           0.54%
 Western Asset Management
  U.S. Government Portfolio -- Class A...........   --             0.50%     0.03%           0.47%
DELAWARE VIP(R) TRUST -- STANDARD CLASS
 Delaware VIP(R) Small Cap Value Series..........   --             0.77%       --            0.77%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio.........................   --             0.87%       --            0.87%
 Dynamic Capital Appreciation Portfolio+.........   --             0.94%       --            0.94%
 Mid Cap Portfolio...............................   --             0.87%       --            0.87%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Templeton Developing Markets VIP Fund........... 0.01%            1.43%       --            1.43%
 Templeton Foreign VIP Fund...................... 0.02%            1.10%     0.02%           1.08%
JANUS ASPEN SERIES -- SERVICE SHARES
 Janus Henderson Enterprise Portfolio............   --             0.97%       --            0.97%

                                                             DISTRIBUTION
                                                                AND/OR
                                                MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                     FEE      (12B-1) FEES   EXPENSES
---------------------------------------------- ------------ -------------- ----------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio+..................................    0.75%          --          0.04%
 ClearBridge Variable Appreciation
  Portfolio...................................    0.69%          --          0.04%
 ClearBridge Variable Dividend Strategy
  Portfolio+..................................    0.70%          --          0.06%
 ClearBridge Variable Large Cap Growth
  Portfolio...................................    0.70%          --          0.10%
 ClearBridge Variable Large Cap Value
  Portfolio...................................    0.65%          --          0.07%
 ClearBridge Variable Small Cap Growth
  Portfolio...................................    0.75%          --          0.08%
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST -- CLASS I
 Western Asset Core Plus VIT Portfolio........    0.45%          --          0.12%
TRUST FOR ADVISED PORTFOLIOS
 1919 Variable Socially Responsive
  Balanced Fund...............................    0.65%          --          0.65%



                                                                 TOTAL       FEE WAIVER    NET TOTAL
                                                  ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                  FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                 AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
---------------------------------------------- -------------- ----------- --------------- -----------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio+..................................      --          0.79%       --              0.79%
 ClearBridge Variable Appreciation
  Portfolio...................................      --          0.73%       --              0.73%
 ClearBridge Variable Dividend Strategy
  Portfolio+..................................      --          0.76%       --              0.76%
 ClearBridge Variable Large Cap Growth
  Portfolio...................................      --          0.80%       --              0.80%
 ClearBridge Variable Large Cap Value
  Portfolio...................................      --          0.72%       --              0.72%
 ClearBridge Variable Small Cap Growth
  Portfolio...................................      --          0.83%       --              0.83%
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST -- CLASS I
 Western Asset Core Plus VIT Portfolio........      --          0.57%     0.03%             0.54%
TRUST FOR ADVISED PORTFOLIOS
 1919 Variable Socially Responsive
  Balanced Fund...............................      --          1.30%     0.41%             0.89%


+     Not available under all Contracts. Availability depends on Contract issue date.

++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.



The information shown in the table above was provided by the Underlying Funds. Certain Underlying Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2020. These arrangements can be terminated with respect to these Underlying Funds only with the approval of the Underlying Fund's board of directors or trustees. Please see the Underlying Funds' prospectuses for additional information regarding these arrangements.


Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.


EXAMPLE


The example is intended to help You compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner Transaction Expenses, Annual Separate Account Charges, and Total Annual Underlying Fund Operating Expenses. The example does not represent past or future expenses. Your actual expenses may be more or less than those shown.

The example assumes that You invest $10,000 in the Contract for the time periods indicated and that Your investment has a 5% return each year. The example reflects the Administrative Expense Charge, factoring in that the charge is waived for Contracts over a certain value. Additionally, the example is based on the Minimum and Maximum Total Annual Underlying Fund Operating Expenses shown above, and does not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The example assumes that You have elected the Optional Death Benefit and that You have allocated all of Your Contract Value to either the Underlying Fund with the Maximum Total Annual Underlying Fund Operating Expenses or the Underlying Fund with the Minimum Total Annual Underlying Fund Operating Expenses. Your actual expenses will be less than those shown if You do not elect the Optional Death Benefit.

EXAMPLE 1



                                             IF CONTRACT IS SURRENDERED AT THE      IF CONTRACT IS NOT SURRENDERED OR
                                                   END OF PERIOD SHOWN:           ANNUITIZED AT THE END OF PERIOD SHOWN:
                                          --------------------------------------- --------------------------------------
FUNDING OPTION                             1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------- -------- --------- --------- ---------- -------- --------- --------- ---------
Underlying Fund with Maximum Total Annual
 Operating
 Expenses................................   $773    $1,157    $1,592     $3,339     $273      $857    $1,492    $3,339
Underlying Fund with Minimum Total Annual
 Operating
 Expenses................................   $656    $  795    $  972     $2,013     $156      $495    $  872    $2,013


                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
See Appendix A.



                 THE ANNUITY CONTRACT AND YOUR RETIREMENT PLAN
--------------------------------------------------------------------------------
If You participate through a retirement Plan or other group arrangement, the Contract may provide that all or some of Your rights or choices as described in this prospectus are subject to the Plan's terms. For example, limitations on Your rights may apply to Funding Options, Purchase Payments, withdrawals, transfers, loans, the death benefit and Annuity options.

The Contract may provide that a Plan administrative fee will be paid by making a withdrawal from Your Contract Value. Also, the Contract may require that You or Your Beneficiary obtain a signed authorization from Your employer or the Plan administrator to exercise certain rights. We may rely on Your employer's or the Plan administrator's statements to Us as to the terms of the Plan or Your entitlement to any amounts. We are not a party to the retirement Plan. We will not be responsible for determining what Your Plan says. You should consult the Contract and Plan document to see how You may be affected. If You are a Texas Optional Retirement Program participant, please see Appendix E for specific information which applies to You.


403(B) PLAN TERMINATIONS


Upon a 403(b) Plan termination, Your employer is required to distribute Your Plan benefits under the Contract to You. Your employer may permit You to receive Your distribution of Your 403(b) Plan benefit in cash or in the form of the Contract.

If You elect to receive Your distributions in cash, the distribution is a withdrawal under the Contract, and any amounts withdrawn are subject to applicable surrender charges. Outstanding loans will be satisfied (paid) from Your cash benefit prior to its distribution to You. In addition, Your cash distributions are subject to withholding, ordinary income tax and applicable federal income tax penalties. (See "Federal Tax Considerations.") Surrender charges will be waived if the net distribution is made under the exceptions listed in the "Surrender Charge" section of this prospectus. However, if Your employer chooses to distribute cash as the default option, Your employer may not give You the opportunity to instruct the Company to make, at a minimum, a direct transfer to another funding option or Annuity contract issued by Us or by one of Our affiliates, which may avoid a surrender charge. In that case, You will receive the net cash distribution, less any applicable surrender charge and withholding. In addition, You would forfeit any accrued guaranteed death benefit.

If You receive the distribution in form of the Contract, We will continue to administer the Contract according to its terms. However in that case, You may not make any additional Purchase Payments or take any loans. In addition, the Company will rely on You to provide certain information that would otherwise be provided to the Company by the employer or Plan administrator. The employer may choose distribution of the Contract as the default option. The employer may not choose distribution of a Contract as a default option when that Contract is an investment vehicle for a Section 403(b) ERISA Plan.

OTHER PLAN TERMINATIONS

Upon termination of a retirement plan that is not a Section 403(b) plan, Your employer is generally required to distribute Your Plan benefits under the Contract to You.

This distribution is in cash. The distribution is a withdrawal under the Contract and any amounts withdrawn are subject to any applicable surrender charges. Outstanding loans, if available, will be satisfied (paid) from Your cash benefit prior to its distribution to You. In addition, Your cash distributions are subject to withholding, ordinary income tax and applicable federal income tax penalties. (See "Federal Tax Considerations.") Surrender charges will be waived if the net distribution is made under the exceptions listed in the "Surrender Charge" section of this prospectus. However, Your employer may not give You the opportunity to instruct the Company to make, at a minimum, a direct transfer to another funding option or Annuity contract issued by Us or one of Our affiliates which may avoid a surrender charge. In that case, You will receive the net cash distribution, less any applicable surrender charge and withholding.



                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
Brighthouse Retirement Account Annuity is a Contract between the Contract Owner and the Company. This is the prospectus -- it is not the Contract. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When You receive Your Contract, We suggest You read it promptly and carefully. This prospectus describes all the material features of the Contract. There may be differences in Your Contract from the descriptions in this prospectus because of the requirements of the state where We issued
Your Contract. We will include any such differences in Your Contract.

The Company offers several different Annuities that Your financial representative (where applicable) may be authorized to offer to You. Each Annuity offers different features and benefits that may be appropriate for You. In particular, the Annuities differ based on variations in the standard and optional death benefit protection provided for Your Beneficiaries, the availability of optional living benefits, the ability to access Your Contract Value if necessary and the charges that You will be subject to if You make a withdrawal or surrender the Annuity. The Separate Account charges and other charges may be different between each Annuity We offer. Optional death benefits and living benefits are subject to a separate charge for the additional protections they offer to You and Your Beneficiaries. Furthermore, Annuities that offer greater flexibility to access Your Contract Value generally are subject to higher Separate Account charges than Annuities that deduct charges if You make a withdrawal or surrender.

We encourage You to evaluate the fees, expenses, benefits and features of this Annuity Contract against those of other investment products, including other Annuity products offered by Us and other insurance companies. Before purchasing this or any other investment product You should consider whether the product You purchase is consistent with Your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how You intend to use the Annuity.

You make Purchase Payments to Us, and We credit them to Your Contract. We promise to pay You an income, in the form of Annuity Payments, beginning on a future date that You choose, the Maturity Date . The Purchase Payments accumulate tax-deferred in the Funding Options of Your choice. We offer multiple Funding Options. We may also offer a Fixed Account option. Where permitted by law, We reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract. The Contract Owner assumes the risk of gain or loss according to the performance of the Funding Options. The Contract Value is the amount of Purchase Payments and any associated Purchase Payment Conservation Credits, plus or minus any investment experience on the amounts You allocate to the Separate Account ("Separate Account Contract Value") or interest on the amounts You allocate to the Fixed Account ("Fixed Account Contract Value"). The Contract Value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the Maturity Date the Contract Value will equal or exceed the total Purchase Payments made under the Contract. The date the Contract and its benefits become effective is referred to as the Contract Date. Each twelve-month period following the Contract Date is called a Contract Year.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that You must send written information to Our Home Office in a form and content satisfactory to Us.

The Contract is not available for purchase if the proposed owner or Annuitant is age 81 or older.

Purchase of this Contract through a tax-qualified retirement Plan or individual retirement plan ("IRA") does not provide any additional tax deferral benefits beyond those provided by the Plan or the IRA. Accordingly, if You are purchasing this Contract through a Plan or IRA, You should consider purchasing this Contract for its death benefit, Annuity option benefits, and other non-tax-related benefits. You should consult with Your financial representative (where applicable) to determine if this Contract is appropriate for You.


NON-NATURAL PERSONS AS OWNERS OR BENEFICIARIES.


If a non-natural person, such as a trust, is the owner of a non-qualified Contract, the distribution on death rules under the Code may require payment to begin earlier than expected and may impact the usefulness of the living (if any) and/or death benefits. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Contract will generally eliminate the Beneficiary's ability to "stretch" or a spousal Beneficiary's ability to continue the Contract and the living (if any) and/or death benefits.


CONTRACT OWNER INQUIRIES


Any questions You have about Your Contract should be directed to Our Home Office at 1-800-842-9406.


PURCHASE PAYMENTS


Your initial Purchase Payment is due and payable before the Contract becomes effective. The initial Purchase Payment must be at least $20,000. You may make additional payments of at least $5,000 at any time. No additional payments are allowed if this Contract is purchased with a Beneficiary-directed transfer of death benefit proceeds. Under certain circumstances, We may waive the minimum Purchase Payment requirement. Purchase Payments over $1,000,000 may be made only with Our prior consent. Purchase Payments may be made at any time while the Annuitant is alive and before Annuity Payments begin.

We will apply the initial Purchase Payment less any applicable Premium Tax within two Business Days after We receive it at Our Home Office in Good Order. If Your request or other information accompanying the initial Purchase Payment is incomplete when received, We will hold the Purchase Payment for up to five Business Days. If We cannot obtain the necessary information within five Business Days of Our receipt, We will return the Purchase Payment in full, unless You specifically consent for Us to keep it until You provide the necessary information.

We accept Purchase Payments made by check or cashier's check. We do not accept cash, money orders or traveler's checks. We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which We receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money.") Purchase Payments allocated to the Fixed Account are not eligible for Purchase Payment Conservation Credits.

We will credit subsequent Purchase Payments to a Contract on the same Business Day We receive it, if received in Good Order by Our Home Office prior to close of regular trading on the NYSE (typically 4:00 p.m. Eastern Time). If We receive the Purchase Payment after close of the NYSE, We will credit the Purchase Payment to the Contract on the next Business Day. If Purchase Payments on Your behalf are not submitted to Us in a timely manner or in Good Order, there may be a delay in when amounts are credited.

Where permitted by state law, We reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

We will provide You with the address of the office to which Purchase Payments are to be sent.

If You send Purchase Payments or transaction requests to an address other than the one We have designated for receipt of such Purchase Payments or requests, they will not be in Good Order. We may return the Purchase Payment to You, or there may be a delay in applying the Purchase Payment or transaction to Your Contract.


PURCHASE PAYMENTS -- SECTION 403(B) PLANS

The Internal Revenue Service ("IRS") announced new regulations affecting
Section 403(b) Plans and arrangements. As part of these regulations, which generally are effective January 1, 2009, employers will need to meet certain requirements in order for their employees' Annuity contracts that fund these programs to retain a tax deferred status under Section 403(b). Prior to the new rules, transfers of one Annuity contract to another would not result in a loss of tax deferred status under 403(b) under certain conditions (so-called "90-24 transfers"). The new regulations have the following effect regarding transfers: (1) a newly issued contract funded by a transfer which is completed AFTER September 24, 2007, is subject to the employer requirements referred to above; (2) additional Purchase Payments made AFTER September 24, 2007, to a contract that was funded by a 90-24 transfer ON OR BEFORE September 24, 2007, MAY subject the contract to this new employer requirement.

If Your Contract was issued previously as a result of a 90-24 transfer completed on or before September 24, 2007, and You have never made salary reduction contributions into Your Contract, We urge You to consult with Your tax adviser prior to making additional Purchase Payments.


PURCHASE PAYMENT CONSERVATION CREDITS


If, for an additional charge, You select the Optional Death Benefit, We will add a credit to Your Contract with each Purchase Payment. Each credit is added to the Contract Value when the corresponding Purchase Payment is applied, and will equal 2% of each Purchase Payment. These credits are applied pro rata to the same Funding Options to which Your Purchase Payment was applied. Purchase Payments allocated to the Fixed Account are not eligible for Purchase Payment Conservation Credits.

You should know that over time and under certain circumstances (such as a period of poor market performance) the costs associated with the Purchase Payment Conservation Credits may more than offset the Purchase Payment Conservation Credits and related earnings. You should consider this possibility before purchasing the Optional Death Benefit.


PURCHASE PAYMENT CONSERVATION CREDIT


If You are purchasing this Contract with funds from another Contract issued by Us or Our affiliates, You may receive a conservation credit to Your Purchase Payments. If applied, We will determine the amount of such credit.


ACCUMULATION UNITS


The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, Accumulation Units are used to calculate the value of a Contract. Each Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each Valuation Date and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of Separate Account charges shown in the Fee Table in this prospectus. The number of Accumulation Units We will credit to Your Contract once We receive a Purchase Payment or transfer request (or liquidate for a withdrawal request) is determined by dividing the amount directed to each Funding Option (or taken from each Funding Option) by the value of its Accumulation Units next determined after receipt of a Purchase Payment or transfer request (or withdrawal request). We calculate the value of an Accumulation Unit for each Funding Option as of the close of regular trading (normally 4:00 p.m. Eastern Time) on each Valuation Date. After the value is calculated, We adjust Your Contract Value accordingly. During the Annuity Period (i.e., after the Maturity Date), You are credited with Annuity Units.

ACCUMULATION UNIT VALUE. The value of the Accumulation Units for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any Valuation Date is determined by multiplying the value on the preceding Valuation Date by 1.000 plus the net investment factor for the Valuation Period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one Valuation Period to the next. The net investment factor for a Funding Option for any Valuation Period is equal to (a) minus (b), divided by (c) where:

     (a) = investment income plus capital gains and losses (whether realized or unrealized);
     (b) = any deduction for applicable taxes (presently zero); and
     (c) = the value of the assets of the Funding Option at the beginning of the Valuation Period.

The net investment factor may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the Valuation Period. The net investment factor is then reduced by a maximum charge of 0.000034247 for each day in the Valuation Period which is the daily equivalent of the maximum annual Separate Account Charge.

THE FUNDING OPTIONS


You choose the Funding Options to which You allocate Your Purchase Payments. These Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the 1940 Act. These Underlying Funds are not publicly traded and are only offered through Variable Annuity contracts, variable life insurance products, and maybe in some instances, certain retirement Plans. They are not the same retail mutual funds as those offered outside of a Variable Annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund.

We select the Underlying Funds offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor We consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of Our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will make payments to Us or Our affiliates. In this regard, the profit distributions We receive from Our affiliated investment advisers are a component of the total revenue that We consider in configuring the features and investment choices available in the variable insurance products that We and Our affiliated insurance companies issue. Since We and Our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by Our affiliates than those that are not, We may be more inclined to offer portfolios advised by Our affiliates in the variable insurance products We issue. For additional information on these arrangements, see "Payments We Receive." From time to time We may make new Funding Options available. In addition, We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if We determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. In some cases, We have included Underlying Funds based on recommendations made by broker-dealer firms. These broker-dealer firms may receive payments from the Underlying Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Underlying Funds. When the Company develops a Variable Annuity product in cooperation with a fund family or distributor (e.g., a "private label" product) the Company will generally include Underlying Funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from the Company's selection criteria.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR UNDERLYING FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE UNDERLYING FUNDS YOU HAVE CHOSEN.

If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in Our judgment becomes inappropriate for purposes of the Contract, or for any other reason in Our sole discretion, We may substitute another Underlying Fund or Underlying Funds without Your consent. The substituted Underlying Fund may have higher fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, We will not make such substitution without any necessary approval of the SEC and applicable state insurance departments. Furthermore, We may close Underlying Funds to allocations of Purchase Payments, Contract Value, or both, at any time in Our sole discretion.

PAYMENTS WE RECEIVE. As described above, an investment adviser (other than Our affiliate, Brighthouse Investment Advisers, LLC) or subadviser of an Underlying Fund, or its affiliates, may make payments to the Company and/or certain of Our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts and, in the Company's role as an intermediary with respect to the Underlying Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the Underlying Funds' prospectuses for more information). The amount of the payments We receive is based on a percentage of the assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.

Additionally, an investment adviser (other than Our affiliate, Brighthouse Investment Advisers, LLC) or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of Our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliates) with increased access to persons involved in the distribution of the Contracts.

The Company and/or certain of its affiliated insurance companies have joint ownership interests in its affiliated investment adviser Brighthouse Investment Advisers, LLC, which is formed as a "limited liability company." The Company's ownership interests in Brighthouse Investment Advisers, LLC entitle Us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Funds. The Company will benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the adviser. (See "Fee Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)

Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. An Underlying Fund's 12b-1 Plan, if any, is described in more detail in the Underlying Fund's prospectus. (See "Fee Table -- Underlying Fund Fees and Expenses" and "Other Information -- Distribution of the Contracts.") Any payments We receive pursuant to those 12b-1 Plans are paid to Us or Our distributor. Payments under an Underlying Fund's 12b-1 Plan decrease the Underlying Fund's investment return.

Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling 1-800-842-9406 or through Your financial representative (where applicable). We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser.


            UNDERLYING FUND                       INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
--------------------------------------- ---------------------------------------- -------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) --
 CLASS 2
American Funds Global Growth Fund       Seeks long-term growth of capital.       Capital Research and Management
                                                                                 CompanySM
American Funds Growth Fund              Seeks growth of capital.                 Capital Research and Management
                                                                                 CompanySM
American Funds Growth-Income            Seeks long-term growth of capital and    Capital Research and Management
 Fund                                   income.                                  CompanySM
BRIGHTHOUSE FUNDS TRUST I
BlackRock High Yield Portfolio --       Seeks to maximize total return,          Brighthouse Investment Advisers, LLC
 Class A                                consistent with income generation        Subadviser: BlackRock Financial
                                        and prudent investment management.       Management, Inc.
Brighthouse Asset Allocation 100        Seeks growth of capital.                 Brighthouse Investment Advisers, LLC
 Portfolio -- Class B
Brighthouse Small Cap Value             Seeks long-term capital appreciation.    Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                            Subadvisers: Delaware Investments
                                                                                 Fund Advisers; Wells Capital
                                                                                 Management Incorporated
Brighthouse/Aberdeen Emerging           Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
 Markets Equity Portfolio -- Class A+                                            Subadviser: Aberdeen Asset Managers
                                                                                 Limited
Brighthouse/Wellington Large Cap        Seeks long-term capital appreciation.    Brighthouse Investment Advisers, LLC
 Research Portfolio -- Class E                                                   Subadviser: Wellington Management
                                                                                 Company LLP
Clarion Global Real Estate              Seeks total return through investment    Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                   in real estate securities, emphasizing   Subadviser: CBRE Clarion Securities
                                        both capital appreciation and current    LLC
                                        income.

           UNDERLYING FUND                      INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------ ----------------------------------------- --------------------------------------
ClearBridge Aggressive Growth        Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                          Subadviser: ClearBridge Investments,
                                                                               LLC
Harris Oakmark International         Seeks long-term capital appreciation.     Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                          Subadviser: Harris Associates L.P.
Invesco Comstock Portfolio --        Seeks capital growth and income.          Brighthouse Investment Advisers, LLC
 Class B                                                                       Subadviser: Invesco Advisers, Inc.
Invesco Small Cap Growth             Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                          Subadviser: Invesco Advisers, Inc.
JPMorgan Small Cap Value             Seeks long-term capital growth.           Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                          Subadviser: J.P. Morgan Investment
                                                                               Management Inc.
MFS(R) Research International        Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio -- Class B+                                                         Subadviser: Massachusetts Financial
                                                                               Services Company
Morgan Stanley Discovery             Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio -- Class B+                                                         Subadviser: Morgan Stanley
                                                                               Investment Management Inc.
Oppenheimer Global Equity            Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                          Subadviser: OppenheimerFunds, Inc.
PIMCO Inflation Protected Bond       Seeks maximum real return,                Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                consistent with preservation of capital   Subadviser: Pacific Investment
                                     and prudent investment management.        Management Company LLC
PIMCO Total Return Portfolio --      Seeks maximum total return,               Brighthouse Investment Advisers, LLC
 Class B                             consistent with the preservation of       Subadviser: Pacific Investment
                                     capital and prudent investment            Management Company LLC
                                     management.
T. Rowe Price Large Cap Value        Seeks long-term capital appreciation      Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                     believed to be undervalued. Income        Inc.
                                     is a secondary objective.
T. Rowe Price Large Cap Value        Seeks long-term capital appreciation      Brighthouse Investment Advisers, LLC
 Portfolio -- Class E++              by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                     believed to be undervalued. Income        Inc.
                                     is a secondary objective.
Victory Sycamore Mid Cap Value       Seeks high total return by investing in   Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                equity securities of mid-sized            Subadviser: Victory Capital
                                     companies.                                Management Inc.
BRIGHTHOUSE FUNDS TRUST II
BlackRock Bond Income Portfolio --   Seeks a competitive total return          Brighthouse Investment Advisers, LLC
 Class A                             primarily from investing in               Subadviser: BlackRock Advisors, LLC
                                     fixed-income securities.
BlackRock Capital Appreciation       Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                          Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond      Seeks a high level of current income      Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                consistent with preservation of           Subadviser: BlackRock Advisors, LLC
                                     capital.
Brighthouse Asset Allocation 20      Seeks a high level of current income,     Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                with growth of capital as a secondary
                                     objective.

              UNDERLYING FUND                        INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ---------------------------------------- --------------------------------------
Brighthouse Asset Allocation 40            Seeks high total return in the form of   Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      income and growth of capital, with a
                                           greater emphasis on income.
Brighthouse Asset Allocation 60            Seeks a balance between a high level     Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      of current income and growth of
                                           capital, with a greater emphasis on
                                           growth of capital.
Brighthouse Asset Allocation 80            Seeks growth of capital.                 Brighthouse Investment Advisers, LLC
 Portfolio -- Class B
Brighthouse/Wellington Balanced            Seeks long-term capital appreciation     Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                      with some current income.                Subadviser: Wellington Management
                                                                                    Company LLP
Brighthouse/Wellington Core Equity         Seeks to provide a growing stream of     Brighthouse Investment Advisers, LLC
 Opportunities Portfolio -- Class A        income over time and, secondarily,       Subadviser: Wellington Management
                                           long-term capital appreciation and       Company LLP
                                           current income.
Frontier Mid Cap Growth Portfolio --       Seeks maximum capital appreciation.      Brighthouse Investment Advisers, LLC
 Class D                                                                            Subadviser: Frontier Capital
                                                                                    Management Company, LLC
Jennison Growth Portfolio -- Class B+      Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
                                                                                    Subadviser: Jennison Associates LLC
MetLife Aggregate Bond Index               Seeks to track the performance of the    Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                      Bloomberg Barclays U.S. Aggregate        Subadviser: MetLife Investment
                                           Bond Index.                              Advisors, LLC
MetLife MSCI EAFE(R) Index                 Seeks to track the performance of the    Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                      MSCI EAFE(R) Index.                      Subadviser: MetLife Investment
                                                                                    Advisors, LLC
MetLife Russell 2000(R) Index              Seeks to track the performance of the    Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                      Russell 2000(R) Index.                   Subadviser: MetLife Investment
                                                                                    Advisors, LLC
MetLife Stock Index Portfolio --           Seeks to track the performance of the    Brighthouse Investment Advisers, LLC
 Class A                                   Standard & Poor's 500(R) Composite       Subadviser: MetLife Investment
                                           Stock Price Index.                       Advisors, LLC
MFS(R) Total Return Portfolio -- Class F   Seeks a favorable total return through   Brighthouse Investment Advisers, LLC
                                           investment in a diversified portfolio.   Subadviser: Massachusetts Financial
                                                                                    Services Company
MFS(R) Value Portfolio -- Class A          Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
                                                                                    Subadviser: Massachusetts Financial
                                                                                    Services Company
Neuberger Berman Genesis                   Seeks high total return, consisting      Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                      principally of capital appreciation.     Subadviser: Neuberger Berman
                                                                                    Investment Advisers LLC
T. Rowe Price Small Cap Growth             Seeks long-term capital growth.          Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                               Subadviser: T. Rowe Price Associates,
                                                                                    Inc.
Western Asset Management Strategic         Seeks to maximize total return           Brighthouse Investment Advisers, LLC
 Bond Opportunities Portfolio --           consistent with preservation of          Subadviser: Western Asset
 Class A                                   capital.                                 Management Company

            UNDERLYING FUND                       INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ----------------------------------------- -------------------------------------
Western Asset Management               Seeks to maximize total return            Brighthouse Investment Advisers, LLC
 U.S. Government Portfolio --          consistent with preservation of capital   Subadviser: Western Asset
 Class A                               and maintenance of liquidity.             Management Company
DELAWARE VIP(R) TRUST -- STANDARD
 CLASS
Delaware VIP(R) Small Cap Value        Seeks capital appreciation.               Delaware Management Company
 Series
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- SERVICE CLASS 2
Contrafund(R) Portfolio                Seeks long-term capital appreciation.     Fidelity Management & Research
                                                                                 Company
                                                                                 Subadviser: FMR Co., Inc.
Dynamic Capital Appreciation           Seeks capital appreciation.               Fidelity Management & Research
 Portfolio+                                                                      Company
                                                                                 Subadviser: FMR Co., Inc.
Mid Cap Portfolio                      Seeks long-term growth of capital.        Fidelity Management & Research
                                                                                 Company
                                                                                 Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 2
Templeton Developing Markets VIP       Seeks long-term capital appreciation.     Templeton Asset Management Ltd.
 Fund
Templeton Foreign VIP Fund             Seeks long-term capital growth.           Templeton Investment Counsel, LLC
JANUS ASPEN SERIES -- SERVICE SHARES
Janus Henderson Enterprise Portfolio   Seeks long-term growth of capital.        Janus Capital Management LLC
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST -- CLASS I
ClearBridge Variable Aggressive        Seeks capital appreciation.               Legg Mason Partners Fund Advisor,
 Growth Portfolio+                                                               LLC
                                                                                 Subadviser: ClearBridge Investments,
                                                                                 LLC
ClearBridge Variable Appreciation      Seeks long-term capital appreciation.     Legg Mason Partners Fund Advisor,
 Portfolio                                                                       LLC
                                                                                 Subadviser: ClearBridge Investments,
                                                                                 LLC
ClearBridge Variable Dividend          Seeks dividend income, growth of          Legg Mason Partners Fund Advisor,
 Strategy Portfolio+                   dividend income and long-term             LLC
                                       capital appreciation.                     Subadviser: ClearBridge Investments,
                                                                                 LLC
ClearBridge Variable Large Cap         Seeks long-term growth of capital.        Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                                LLC
                                                                                 Subadviser: ClearBridge Investments,
                                                                                 LLC
ClearBridge Variable Large Cap Value   Seeks long-term growth of capital as      Legg Mason Partners Fund Advisor,
 Portfolio                             its primary objective. Current income     LLC
                                       is a secondary objective.                 Subadviser: ClearBridge Investments,
                                                                                 LLC

            UNDERLYING FUND                       INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
--------------------------------------- --------------------------------------- -------------------------------------
ClearBridge Variable Small Cap          Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                               LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC
LEGG MASON PARTNERS VARIABLE
 INCOME TRUST -- CLASS I
Western Asset Core Plus VIT Portfolio   Seeks to maximize total return,         Legg Mason Partners Fund Advisor,
                                        consistent with prudent investment      LLC
                                        management and liquidity needs, by      Subadvisers: Western Asset
                                        investing to obtain a dollar weighted   Management Company; Western
                                        average effective duration within 30%   Asset Management Company
                                        of the average duration of the          Limited; Western Asset Management
                                        domestic bond market as a whole.        Company Ltd.; Western Asset
                                                                                Management Company Pte Ltd.
TRUST FOR ADVISED PORTFOLIOS
1919 Variable Socially Responsive       Seeks capital appreciation and          1919 Investment Counsel, LLC
 Balanced Fund                          retention of net investment income.

+     Not available under all Contracts. Availability depends on Contract issue date.

++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.



Funding Options may have been subject to change. Please see "Appendix B -- Additional Information Regarding the Underlying Funds."



UNDERLYING FUNDS WHICH ARE FUND OF FUNDS


The following Underlying Funds available within the Brighthouse Funds Trust I and Brighthouse Funds Trust II are "fund of funds":

Brighthouse Asset Allocation 20 Portfolio
Brighthouse Asset Allocation 40 Portfolio
Brighthouse Asset Allocation 60 Portfolio
Brighthouse Asset Allocation 80 Portfolio
Brighthouse Asset Allocation 100 Portfolio

"Fund of funds" Underlying Funds invest substantially all of their assets in other underlying funds. Therefore, each of these Underlying Funds will bear its pro rata share of the fees and expenses incurred by the underlying funds in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Underlying Funds. The expense levels will vary over time, depending on the mix of underlying funds in which the fund of funds Underlying Fund invests. You may be able to realize lower aggregate expenses by investing directly in the underlying funds instead of investing in the fund of funds Underlying Funds, if such underlying funds are available under the Contract. However, only some of the underlying funds are available under the Contract.



                                 FIXED ACCOUNT
--------------------------------------------------------------------------------
We may offer Our Fixed Account as a Funding Option. Please see separate prospectus for more information.



                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------
GENERAL


We deduct the charges described below. The charges are for the services and benefits We provide, costs and expenses We incur, and risks We assume under the Contracts. Services and benefits We provide include:

   o the ability for You to make withdrawals and surrenders under the Contracts;

   o the death benefit paid on the death of the Contract Owner, Annuitant, or first of the joint owners;

   o the available Funding Options and related programs (including dollar cost averaging, portfolio rebalancing, and systematic withdrawal programs);

   o   administration of the Annuity options available under the Contracts;
       and

   o   the distribution of various reports to Contract Owners.

Costs and expenses We incur include:

   o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts;

   o sales and marketing expenses including commission payments to Your sales agent; and

   o   other costs of doing business.

Risks We assume include:

   o that Annuitants may live longer than estimated when the Annuity factors under the Contracts were established;

   o that the amount of the death benefit will be greater than the Contract Value; and

   o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all Funding Options in which You are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract based upon characteristics of the group. Such characteristics include, but are not limited to, the nature of the group, size, facility by which Purchase Payments will be paid, and aggregate amount of anticipated persistency. The availability of a reduction or elimination of the withdrawal charge or the administrative charge will be made in a reasonable manner and will not be unfairly discriminatory to the interest of any Contract Owner.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge We collect may not fully cover all of the sales and distribution expenses We actually incur. The amount of any fee or charge is not impacted by an outstanding loan. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

DIVORCE. A withdrawal made pursuant to a divorce or separation instrument is subject to the same withdrawal charge provisions described in this section, if permissible under tax law. In addition, the withdrawal will reduce the Contract Value and the death benefit. The withdrawal could have a significant negative impact on the death benefit.


WITHDRAWAL CHARGE

We do not deduct a sales charge from Purchase Payments when they are made to the Contract. However, a withdrawal charge will apply if Purchase Payments and any applicable Purchase Payment Credits are withdrawn before they have been in the Contract for five years. We will assess the charge as a percentage of the Purchase Payment and any applicable Purchase Payment Credits withdrawn as follows:



     YEARS SINCE PURCHASE PAYMENT MADE
--------------------------------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN     WITHDRAWAL CHARGE
--------------------------   ---------------   ------------------
          0 years                1 year                5%
          1 year                2 years                4%
          2 years               3 years                3%
          3 years               4 years                2%
          4 years               5 years                1%
         5+ years                                      0%

For purposes of the withdrawal charge calculation, withdrawals will be deemed to be taken first from:

   (a)        any Purchase Payments to which no withdrawal charge applies then

   (b) any remaining free withdrawal allowance (as described below) after reduction by the amount of (a), then

   (c) any Purchase Payments to which withdrawal charges apply (on a first-in, first-out basis) and, finally

   (d)        from any Contract earnings

Unless You instruct Us otherwise, We will deduct the withdrawal charge from the amount requested.

A withdrawal charge may be assessed if prior Purchase Payments are withdrawn pursuant to a divorce or separation instrument, if permissible under tax law.

IF YOU DID NOT PURCHASE YOUR CONTRACT UNDER A 457 OR 403(B) QUALIFIED PLAN, WE WILL NOT DEDUCT A WITHDRAWAL CHARGE:

   o   from payments We make due to the death of the Annuitant

   o if an Annuity payout has begun, other than the Liquidity Benefit Option (See "Liquidity Benefit")

   o from amounts withdrawn which are deposited to other contracts issued by Us or Our affiliates, subject to Our approval

   o except in Massachusetts, New York and Texas, if You are confined to an eligible nursing home, as described in Appendix G

IF YOU PURCHASED YOUR CONTRACT UNDER A 457 OR 403(B) QUALIFIED PLAN, WE WILL NOT DEDUCT A WITHDRAWAL CHARGE:

   o   from payments We make due to the death of the Annuitant

   o   if an Annuity payout has begun

   o from amounts withdrawn which are deposited to other contracts issued by Us or Our affiliate, subject to Our approval

   o if withdrawals are taken as a minimum required distribution in order to satisfy Federal income tax rules or withdrawals to avoid required Federal income tax penalties with respect to this Contract

   o   if withdrawals are taken due to a hardship, as defined under the Code

   o if withdrawals are taken due to a disability, as defined under the Code, of the Annuitant

   o except in Massachusetts, New York and Texas, if You are confined to an eligible nursing home (Waiver of Withdrawal or Surrender Charge for Nursing Home Confinement Rider), as described in Appendix G (403(b) Plans only).

IF YOU PURCHASE YOUR CONTRACT UNDER A 403(B) QUALIFIED PLAN, WE WILL NOT DEDUCT A WITHDRAWAL CHARGE:

   o from amounts withdrawn which are deposited to other investment vehicles, subject to Our approval

IF YOU PURCHASE ANY OTHER QUALIFIED CONTRACT, WE WILL NOT DEDUCT A WITHDRAWAL
CHARGE:

   o if withdrawals are taken as a minimum required distribution in order to satisfy Federal income tax rules or withdrawals to avoid required Federal income tax penalties (This exception only applies to amounts required to be distributed under the Code from this Contract.)

IF YOU PURCHASE YOUR CONTRACT UNDER A 457, 403(B) OR 401 QUALIFIED PLAN, WE WILL NOT DEDUCT A WITHDRAWAL CHARGE:

   o if permitted in Your state, if You make a direct transfer to another funding vehicle or Annuity contract issued by Us or by one of Our affiliates and We agree.


FREE WITHDRAWAL ALLOWANCE


Beginning in the second Contract Year, You may withdraw up to 20% of the Contract Value annually without the imposition of any applicable withdrawal charges. We refer to this as Your free withdrawal allowance. We calculate the free withdrawal allowance as of the end of the previous Contract Year.

Any withdrawal is subject to Federal income taxes on the taxable portion. In addition, a 10% Federal income tax penalty may be assessed on any withdrawal if the Contract Owner is under age 59 1/2. You should consult with Your tax adviser regarding the tax consequences of a withdrawal.

TRANSFER CHARGE


We reserve the right to assess a transfer charge of up to $10 on transfers exceeding 12 per year. We will notify You in writing at Your last known address at least 31 days before We impose any such transfer charge.


MORTALITY AND EXPENSE RISK CHARGE


Each Business Day, We deduct a mortality and expense risk ("M&E") charge from amounts We hold in the Funding Options. We reflect the deduction in Our calculation of Accumulation and Annuity Unit values. The charges stated are the maximum for this product. This charge is equal to 0.80% annually. If You choose the Optional Death Benefit, the M&E charge is 1.25% annually. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to Your sales agent.


UNDERLYING FUND FEES AND EXPENSES


We summarized the charges and expenses of the Underlying Funds in the fee table. Please review the prospectus for each Underlying Fund for a more complete description of that fund and its expenses. Underlying Fund expenses are not fixed or guaranteed and are subject to change by the Underlying Fund.


VARIABLE ANNUITIZATION FLOOR BENEFIT


If You select the Variable Annuitization Floor Benefit, We deduct a charge upon election of this benefit. This charge compensates Us for guaranteeing a minimum Variable Annuity Payment regardless of the performance of the variable Funding Options You selected. This charge will vary based upon market conditions, but will never increase Your annual Separate Account charge by more than 3%. The charge will be set at the time of election, and will remain level throughout the term of annuitization. Please refer to the "Payment Options" section for a description of this benefit.


PREMIUM TAX


Certain state and local governments charge Premium Taxes ranging from 0% to 3.5%, depending upon jurisdiction. A chart in Appendix H shows the jurisdictions where premium taxes are charged and the amount of these taxes. We are responsible for paying these taxes and will determine the method used to recover Premium Tax expenses incurred. We may deduct any applicable Premium Taxes from Your Contract Value either upon death, surrender, annuitization, or at the time You make Purchase Payments to the Contract, but no earlier than when We have a tax liability under state law.


INCOME TAXES


We reserve the right to deduct from the Contract for any income taxes which we incur because of the Contract. In general, we believe under current Federal income tax law, we are entitled to hold reserves with respect to the Contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the Contract, and in that event we may deduct such tax from the Contract. At the present time, however, we are not incurring any such income tax or making any such deductions.


CHANGES IN TAXES BASED UPON PREMIUM OR VALUE


If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, We reserve the right to charge You proportionately for this tax.



                                   TRANSFERS
--------------------------------------------------------------------------------
Subject to the limitations described below, You may transfer all or part of Your Contract Value between Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, You may make transfers only if allowed by Your Contract or with Our consent. Transfer requests received at Our Home Office that are in Good Order before the close of a Business Day will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-Business Day or after the close of a Business Day will be processed based on the value(s) next computed on the next Business Day.

Where permitted by state law, We reserve the right to restrict transfers from the Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, We reserve the right to charge a $10 fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Funding Option to another could result in Your investment becoming subject to higher or lower expenses. Also, when making transfers, You should consider the inherent risks associated with the Funding Options to which Your Contract Value is allocated.

You may also transfer between the Funding Options and the Fixed Account; however, no transfers are allowed between the Fixed Account and any Competing Fund. Amounts previously transferred from the Fixed Account to the Underlying Funds may not be transferred back to the Fixed Account or any Competing Fund for a period of at least 3 months from the date of the transfer. Amounts previously transferred from a Competing Fund to an Underlying Fund, which is not a Competing Fund, may not be transferred to the Fixed Account for a period of at least 3 months from the date of the Purchase Payment. (Please refer to "Appendix F -- Competing Funds".)


RESTRICTIONS ON TRANSFERS


RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., Annuitants and Beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where We determine there is a potential for arbitrage trading. Currently, We believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds. We monitor transfer activity in those Monitored Portfolios:

     American Funds Global Growth Fund
     BlackRock High Yield Portfolio
     Brighthouse Small Cap Value Portfolio
     Brighthouse/Aberdeen Emerging Markets Equity Portfolio
     Clarion Global Real Estate Portfolio
     ClearBridge Variable Small Cap Growth Portfolio
     Delaware VIP(R) Small Cap Value Series
     Harris Oakmark International Portfolio
     Invesco Small Cap Growth Portfolio
     JPMorgan Small Cap Value Portfolio
     MetLife MSCI EAFE(R) Index Portfolio
     MetLife Russell 2000(R) Index Portfolio
     MFS(R) Research International Portfolio
     Neuberger Berman Genesis Portfolio
     Oppenheimer Global Equity Portfolio
     T. Rowe Price Small Cap Growth Portfolio
     Templeton Developing Markets VIP Fund
     Templeton Foreign VIP Fund
     Western Asset Core Plus VIT Portfolio
     Western Asset Management Strategic Bond Opportunities Portfolio

We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, We currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next ten calendar days, or a transfer out followed by a transfer in within the next ten calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below. WE DO NOT BELIEVE THAT OTHER UNDERLYING FUNDS PRESENT A SIGNIFICANT OPPORTUNITY TO

ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE UNDERLYING FUNDS. We may change the Monitored Portfolios at any time without notice in Our sole discretion.

As a condition to making their portfolios available in Our products, American Funds(R) requires Us to treat all American Funds portfolios as Monitored Portfolios under Our current frequent transfer policies and procedures. Further, American Funds(R) requires Us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds(R) monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to Our current frequent transfer policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when We detect transfer activity in the Monitored Portfolios that exceeds Our current transfer limits, We will issue a warning letter for the first occurrence. If We detect a second occurrence, We will exercise Our contractual right to restrict Your number of transfers to one every six months.

Transfers made under a dollar cost averaging program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when We monitor the frequency of transfers.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that We believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as Our ability to predict strategies employed by Contract Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that We will prevent all transfer activity that may adversely affect Contract Owners and other persons with interests in the Contracts. We do not accommodate frequent transfers in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in frequent transfers; We apply Our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to frequent transfers of their respective shares, and We reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which We reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures We have adopted. Although We may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Underlying Funds, We have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates Us to provide to the Underlying Fund promptly upon request certain information about the trading activity of an individual Contract Owner, and to execute instructions from the Underlying Fund to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent transfer policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as retirement Plans or Separate Accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Contract Owners of variable insurance Contracts and/or individual retirement Plan Participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement Plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, We cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement Plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in frequent trading, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, We reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Underlying Funds and may disrupt portfolio management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Underlying Funds except where the portfolio manager of a particular Underlying Fund has brought large transfer activity to Our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked Us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When We detect such large trades, We will issue a warning letter for the first occurrence. If We detect a second occurrence, We will exercise Our contractual right to restrict Your number of transfers to one every six months.


DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows You to transfer a set dollar amount to other Funding Options on a monthly or quarterly basis during the Accumulation Period of the Contract. Using this method, You will purchase more Accumulation Units in a Funding Option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, You may achieve a lower-than-average cost per unit in the long run if You have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through Written Request or other method acceptable to Us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.

You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete Your Fixed Account Value in less than twelve months from Your enrollment in the DCA Program.

You may only have one DCA Program in place at one time. We will allocate any subsequent Purchase Payments We receive within the program period selected to the current Funding Options over the remainder of that program transfer period, unless You direct otherwise.

All provisions and terms of the Contract apply to the DCA Program, including provisions relating to the transfer of money between Funding Options. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

We will terminate Your participation in the DCA Program upon notification of Your death. We reserve the right to terminate the availability of any dollar cost averaging program at any time.



                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
Any time before the Maturity Date, You may redeem all or any portion of the Cash Surrender Value, that is, the Contract Value less any withdrawal charge and any Premium Tax not previously deducted. You may submit a written withdrawal request, which must be received at Our Home Office on or before the Maturity Date, that indicates that the withdrawal should be processed as of the Maturity Date, in which case the request will be deemed to have been received on, and the withdrawal amount will be priced according to, the Accumulation
Unit value calculated as of the Maturity Date. Unless You submit a Written Request specifying the Fixed Account or Funding Option(s) from which We are to withdraw amounts, We will make the withdrawal on a pro rata basis. The Cash Surrender Value will be determined as of the close of business after We receive Your surrender request at Our Home Office in Good Order. The Cash Surrender Value may be more or less than the Purchase Payments You made. You may not make withdrawals during the Annuity Period.

For amounts allocated to the Funding Options, We may defer payment of any Cash Surrender Value for a period of up to five Business Days after the Written request is received. For amounts allocated to the Fixed Account, We may defer payment of any Cash Surrender Value for a period up to six months. In either case, it is Our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in Good Order. We will contact You if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

We may withhold payment of Cash Surrender Value or a Contract Owner's loan proceeds if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (i.e., that could still be dishonored by Your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for Us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing Us with a certified check.

For those participating in the Texas Optional Retirement Program, withdrawals may only be made upon termination of employment, retirement or death as provided in the Texas Optional Retirement Program (See Appendix E for additional information).

If Your Contract is issued as part of a 403(b) Plan, there are restrictions on Your ability to make withdrawals from Your Contract. You may not withdraw contributions or earnings made to Your Contract after December 31, 1988 unless You are (a) age 59 1/2; (b) no longer employed; (c) deceased; (d) disabled; or
(e) experiencing a financial hardship. Even if You are experiencing a financial hardship, You may only withdraw contributions, not earnings. You should consult with Your tax adviser before making a withdrawal from Your Contract.


SYSTEMATIC WITHDRAWALS


Before the Maturity Date, You may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable Premium Taxes and withdrawal charge. To elect systematic withdrawals, You must have a Contract Value of at least $15,000 and You must make the election on the form We provide. We will surrender Accumulation Units pro rata from all Funding Options in which You have an interest, unless You instruct Us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying Us in writing, but You must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place. We will also discontinue systematic withdrawals upon notification of Your death.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days written notice to Contract Owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion, and may be subject to withdrawal charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Contract Owner is under age 59 1/2. There is no additional fee for electing systematic withdrawals. You should consult with Your tax adviser regarding the tax consequences of systematic withdrawals.

MANAGED DISTRIBUTION PROGRAM. Under the systematic withdrawal option, You may choose to participate in the Managed Distribution Program. At no cost to You, You may instruct Us to calculate and make minimum distributions that may be required by the IRS upon reaching age 70 1/2. (See "Federal Tax Considerations.") These payments will not be subject to the withdrawal charge and will be in lieu of the free withdrawal allowance. No Dollar Cost Averaging Program will be permitted if You are participating in the Managed Distribution Program. We will discontinue making minimum distributions upon notification of Your death.



                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------
TYPES OF OWNERSHIP



CONTRACT OWNER

The Contract belongs to the Contract Owner named in the Contract (on the Contract Specifications page). You have sole power to exercise any rights and to receive all benefits given in the Contract provided You have not named an irrevocable Beneficiary.

If this Contract is purchased by a Beneficiary of another Contract who directly transferred the death proceeds due under that Contract, he/she will be granted the same rights the owner has under the Contract except that he/she cannot take a loan or make additional Purchase Payments.

BENEFICIARY


You name the Beneficiary in a Written Request. The Beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the Annuitant or Contract Owner. If more than one Beneficiary survives the Annuitant or Contract Owner, they will share equally in benefits unless You recorded different shares with the Company by Written Request before the death of the Annuitant or Contract Owner. In the case of a non-spousal Beneficiary or a spousal Beneficiary who has not chosen to assume the Contract, We will not transfer or otherwise remove the death benefit proceeds from either the Funding Options or the Fixed Account, as most recently elected by the Contract Owner, until the Death Report Date.

Unless You have named an irrevocable Beneficiary, You have the right to change any Beneficiary by Written Request during the lifetime of the Annuitant and while the Contract continues.


ANNUITANT


The Annuitant is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend.


ABANDONED PROPERTY REQUIREMENTS


Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date (the latest day on which annuity payments may begin under the Contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, We are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary of the Contract Owner last resided, as shown on Our books and records, or to Our state of domicile. (Escheatment is the formal, legal name of this process.) However, the state is obligated to pay the death benefit (without interest) if Your Beneficiary steps forward to claim it with the proper documentation. To prevent Your Contract's proceeds from being paid to the state abandoned or unclaimed property office, it is important that You update Your Beneficiary designations, including addresses, if and as they change. Please call 1-800-842-9406 to make such changes.



                                 DEATH BENEFIT
--------------------------------------------------------------------------------
Before the Maturity Date, generally, a death benefit is payable when You die.
At purchase, You elect either the Standard Death Benefit or the Optional Death Benefit. We calculate the death benefit on the Death Report Date.


DEATH PROCEEDS BEFORE THE MATURITY DATE


STANDARD DEATH BENEFIT


 ANNUITANT'S AGE ON THE CONTRACT DATE                         DEATH BENEFIT PAYABLE
 On or Before Age 80                                                 Greater of:
                                       1)     Contract Value on the Death Report Date, or
                                       2)     Total Purchase Payments less the total amount of any partial
-------------------------------------- ------
                                              surrenders (including associated charges, if any).
                                              -------------------------------------------------------------
 After Age 80                                      Contract Value less any applicable Premium Tax.

OPTIONAL DEATH BENEFIT AND CREDIT


The Optional Death Benefit and Credit varies depending on the Annuitant's age on the Contract Date.


 ANNUITANT'S AGE ON THE CONTRACT DATE                           DEATH BENEFIT PAYABLE
 Under Age 70                                                          Greater of:
                                       1)     Contract Value on the Death Report Date, or
                                       2)     Total Purchase Payments less the total of any withdrawals (and related charges); or
                                       3)     Maximum Step-Up death benefit value (described below) in effect
-------------------------------------- ------
                                              on Death Report Date which are associated with Contract Date anniversaries beginning with the 5th, and ending with the last before the Annuitant's 76th birthday.
                                              -----------------------------------------------------------------
 Age 70-75                                                             Greater of:
                                       1)     Contract Value on Death Report Date, or
                                       2)     Total Purchase Payments less the total of any withdrawals (and related charges); or
                                       3)     Step-Up death benefit value (described below) in effect on Death
-------------------------------------- ------
                                              Report Date associated with the 5th Contract Date anniversary.
                                              -----------------------------------------------------------------
 Age 76-80                                                    Greater of (1) or (2) above.
-------------------------------------- -------------------------------------------------------------------------
 Age over 80                                    Contract Value on Death Report Date (less any applicable Premium
                                                                          Tax)

STEP-UP DEATH BENEFIT VALUE

We will establish a separate Step-Up death benefit value on the fifth Contract Date anniversary and on each subsequent Contract Date anniversary on or before the Death Report Date. The Step-Up death benefit value will initially equal the Contract Value on that anniversary. After a Step-Up death benefit value has been established, We will recalculate it each time a Purchase Payment is made or a withdrawal is taken until the Death Report Date. We will recalculate Step-Up death benefit values by increasing them by the amount of each applicable Purchase Payment and by reducing them by a partial surrender reduction (as described below) for each applicable withdrawal. Recalculations of Step-Up death benefit values related to any Purchase Payments or any withdrawals will be made in the order that such Purchase Payments or partial surrender reductions occur.

PARTIAL SURRENDER REDUCTION. If You make a withdrawal, We will reduce the Step-Up value by a partial surrender reduction which equals: (1) the step-up value immediately prior to the withdrawal, multiplied by (2) the amount of the withdrawal, divided by (3) the Contract Value before the withdrawal.

For example, assume Your current Contract Value is $55,000. If Your Step-Up Value immediately prior to the withdrawal is $50,000, and You decide to make a withdrawal of $10,000, We would reduce the Step-Up Value as follows:

           50,000 x (10,000/55,000) = 9,090

Your new Step-Up Value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume Your current Contract Value is $30,000. If Your Step-Up Value immediately prior to the withdrawal is $50,000, and You decide to make a withdrawal of $10,000, We would reduce the Step-Up Value as follows:

           50,000 x (10,000/30,000) = 16,666

Your new Step-Up Value would be 50,000-16,666, or $33,334.

PAYMENT OF PROCEEDS


We describe the process of paying death benefit proceeds before the Maturity Date in the chart below. The chart does not encompass every situation and is merely intended as a general guide. More detailed information is provided in Your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in one sum, including either by check, by placing the amount in an account that earns interest, or by any other method of payment that provides the Beneficiary with immediate and full access to the proceeds, or under other settlement options that We may make available.

If We are notified of Your death before any requested transaction is completed (including transactions under a dollar cost averaging program, systematic withdrawal option and managed distribution program), We will cancel the request. As described above, the death benefit will be determined on the Death Report Date.


                                                                          MANDATORY
 BEFORE THE MATURITY DATE,                THE COMPANY WILL               PAYOUT RULES
   UPON THE DEATH OF THE                PAY THE PROCEEDS TO:                APPLY*
 OWNER/ANNUITANT            The Beneficiary (ies), or if none, to the   Yes
                            Contract Owner's estate.
 BENEFICIARY                No death proceeds are payable; Contract     N/A
                            continues.
 CONTINGENT BENEFICIARY     No death proceeds are payable; Contract     N/A
                            continues.

* Certain payout rules of the Code are triggered upon the death of the Contract Owner. Non-spousal Beneficiaries (as well as spousal Beneficiaries who choose not to assume the Contract) must begin taking distributions based on the Beneficiary's life expectancy within one year of death or take a complete distribution of Contract proceeds within 5 years of death. If mandatory distributions have begun, the 5 year payout option is not available.


BENEFICIARY CONTRACT CONTINUANCE (NOT PERMITTED FOR NON-NATURAL BENEFICIARIES)


If You die before the Maturity Date, and if the value of any Beneficiary's portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date (more than $1,000,000 is subject to Home Office approval), Your Beneficiary(ies) may elect to continue his/her portion of the Contract subject to applicable Code distribution requirements, rather than receive the death benefit in a lump-sum. If the Beneficiary chooses to continue the Contract, the Beneficiary can extend the Annuity Period of the Contract enabling the Beneficiary to "stretch" the death benefit distributions out over his life expectancy as permitted by the Code.

If Your Beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the "adjusted Contract Value") will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the Funding Options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Funding Options, the Beneficiary bears the investment risk.

The Beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the Beneficiary cannot:

   o   take a loan

   o   make additional Purchase Payments

   o   transfer ownership of the Contract

The Beneficiary may also name his/her own Beneficiary ("succeeding Beneficiary") and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. All other fees and charges applicable to the original Contract will also apply to the continued Contract. All benefits and features of the continued Contract will be based on the Beneficiary's age on the Death Report Date as if the Beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date.

PLANNED DEATH BENEFIT (INDIVIDUAL CONTRACTS ONLY)


You may request that rather than receive a lump-sum death benefit, the Beneficiary(ies) receive all or a portion of the death benefit proceeds either:

   o through an Annuity for life or a period that does not exceed the Beneficiary's life expectancy or

   o under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater

You must make the planned death benefit request as well as any revocation of this request in writing. Upon Your death, Your Beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time We receive Due Proof of Death is less than $2,000, We will only pay a lump sum to the Beneficiary. If periodic payments due under the planned death benefit election are less than $100, We reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no Beneficiary is alive when death benefits become payable, We will pay the death benefit as provided in Your Contract.


DEATH PROCEEDS AFTER THE MATURITY DATE


If any Contract Owner or the Annuitant dies on or after the Maturity Date, the Company will pay the Beneficiary a death benefit consisting of any benefit remaining under the Annuity option then in effect.



                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------
MATURITY DATE


Under the Contract, You can receive regular payments ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income payouts (Annuity options) or elect a lump-sum distribution. While the Annuitant is alive, You can change Your selection any time up to the Maturity Date. Annuity Payments will begin on the Maturity Date stated in the Contract unless (1) You fully surrendered the Contract; (2) We paid the proceeds to the Beneficiary before that date; (3) You elected another date; or (4) Your Contract was previously terminated pursuant to the terms of the Contract. Annuity Payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; or (c) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor. We may require proof that the Annuitant is alive before Annuity Payments are made. Not all options may be available in all states.

You may choose to annuitize at any time after You purchase Your Contract. Unless You elect otherwise, the Maturity Date will be the Annuitant's 90th birthday or ten years after the effective date of the Contract, if later.

At least 30 days before the original Maturity Date, You may elect to extend the Maturity Date to any time prior to the Annuitant's 90th birthday, or to a later date with Our consent. You may use certain Annuity options taken at the Maturity Date to meet the minimum required distribution requirements of federal tax law, or You may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the Contract Owner, or with certain Qualified Contracts upon either the later of the Contract Owner's attainment of age 70 1/2 or year of retirement. You should seek independent tax advice regarding the election of minimum required distributions.

These provisions are subject to the restrictions that may apply in Your state, restrictions imposed by Your selling firm and Our current established administrative procedures.

PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOU ARE INELIGIBLE TO RECEIVE THE DEATH BENEFIT.


ALLOCATION OF ANNUITY


You may elect to receive Your Annuity Payments in the form of a Variable Annuity, a Fixed Annuity, or a combination of both. If, at the time Annuity Payments begin, You have not made an election, We will apply Your Contract Value to provide an Annuity funded by the same Funding Options as You have selected during the Accumulation Period. At least 30 days before the Maturity Date, You may transfer the Contract Value among the Funding Options in order to change the basis on which We will determine Annuity Payments. (See "Transfers".)

ANNUITIZATION CREDIT. This credit is applied to the Contract Value used to purchase one of the Annuity options described below. The credit equals 0.5% of Your Contract Value if You annuitize during Contract Years 2-5, 1% during Contract Years 6-10, and 2% after Contract Year 10. There is no credit applied to Contracts held less than 1 year.


VARIABLE ANNUITY


You may choose an Annuity payout that fluctuates depending on the investment experience of the Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the Annuity Period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables We use to determine Your first monthly Annuity Payment. If You elect a Variable Annuity, the amount We apply to it will be the Contract Value as of 14 days before the date Annuity Payments begin, less any applicable Premium Taxes not previously deducted.

The amount of Your first monthly payment depends on the Annuity option You elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value You apply to that Annuity option. You may select an assumed daily net investment factor of 3.0% or 5.0% upon each full or partial annuitization. The Contract tables factor in an assumed net investment factor of 3.0% or 5.0%. We call this Your net investment rate. Your net investment rate of 3.0% or 5.0% corresponds to an annual interest rate of 3.0% or 5.0%. This means that if the annualized investment performance, after expenses, of Your Funding Options is less than 3.0% or 5.0%, then the dollar amount of Your Variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of Your Funding Options is greater than 3.0% or 5.0%, then the dollar amount of Your Variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience, as described above, of the applicable Funding Options. The total amount of each Annuity Payment will equal the sum of the basic payments in each Funding Option. We determine the actual amounts of these payments by multiplying the number of Annuity Units We credited to each Funding Option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.


FIXED ANNUITY

You may choose a Fixed Annuity that provides payments that do not vary during the Annuity Period. We will calculate the dollar amount of the first Fixed Annuity Payment (as described under "Variable Annuity"), except that the amount We apply to begin the Annuity will be Your Contract Value as of the date Annuity Payments begin. Payout rates will not be lower than those shown in the Contract. If it would produce a larger payment, the first Fixed Annuity Payment will be determined using the Life Annuity Tables in effect for the same class of Contract Owners on the Maturity Date.

If You have elected the Increasing Benefit Option, the payments will be calculated as above. However, the initial payment will be less than that reflected in the table and the subsequent payments will be increased by the percentage You elected.


LIQUIDITY BENEFIT

We offer a Liquidity Benefit if You select an Annuity option that guarantees You payments for a minimum period of time ("period certain"). Please see separate prospectus for more information.



                                PAYMENT OPTIONS
--------------------------------------------------------------------------------
ELECTION OF OPTIONS


While the Annuitant is alive, You can change Your Annuity option selection any time up to the Maturity Date. Once Annuity Payments have begun, no further elections are allowed.

During the Annuitant's lifetime, if You do not elect otherwise before the Maturity Date, We will pay You (or another designated payee) the first of a series of monthly Annuity Payments based on the life of the Annuitant, in accordance with Annuity Option 2 (Life Annuity with 120, 180 or 240 monthly payments assured). For certain Qualified Contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an Annuity option will be $2,000 unless We agree to a lesser amount. If any monthly periodic payment due is less than $100, We reserve the right to make payments at less frequent intervals, or to pay the Contract Value in a lump-sum.

On the Maturity Date, We will pay the amount due under the Contract in accordance with the Payment Option that You select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the Annuitant must be made by the Contract Owner.

VARIABLE ANNUITIZATION FLOOR BENEFIT (BENEFIT NOT AVAILABLE UNDER 457 PLANS). This benefit may not be available, or may only be available under certain Annuity options, if We determine market conditions so dictate. If available, We will guarantee that, regardless of the performance of the Funding Options selected by You, Your Annuity Payments will never be less than a certain percentage of Your first Annuity Payment. This percentage will vary depending on market conditions, but will never be less than 50%. You may not elect this benefit if You are over age 80. Additionally, You must select from certain funds available under this guarantee. Currently, these funds are the MFS(R) Value Portfolio, BlackRock Bond Income Portfolio and the Western Asset Management U.S. Government Portfolio. We may, at Our discretion, increase or decrease the number of funds available under this benefit. This benefit is not currently available under Annuity Option 5. The benefit is not available with the 5% ANIF under any option. If You select this benefit, You may not elect to liquidate any portion of Your Contract.

There is a charge for this guarantee, which will begin upon election of this benefit. This charge will vary based upon market conditions, and will be established at the time the benefit is elected. Once established, the charge will remain level throughout the remainder of the annuitization, and will never increase Your annual Separate Account charge by more than 3% per year.

We reserve the right to restrict the amount of Contract Value to be annuitized under this benefit.


ANNUITY OPTIONS


Subject to the conditions described in "Election of Options" above, We may pay all or any part of the Cash Surrender Value under one or more of the following Annuity options. Payments under the Annuity options are generally made on a monthly basis. We may offer additional options. Where required by state law or under a qualified retirement Plan, the Annuitant's sex will not be taken into account in calculating Annuity Payments. Annuity rates will not be less than the rates guaranteed by the Contract at the time of purchase for the assumed investment return and Annuity option elected. Due to underwriting, administrative or Code considerations, the choice of percentage reduction and/or the duration of the guarantee period may be limited. Tax rules with respect to decedent Contracts may prohibit election of joint and survivor Annuity options and/or may also prohibit payments for as long as the owner's life in certain circumstances.

Annuity options that guarantee payments for two lifetimes (joint and last survivor) will result in smaller payments than Annuity options with payments for only one lifetime. Annuity options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant is alive (such as Option 2, as defined below) result in payments that are smaller than with Annuity options without such a guarantee (such as Option 1, Option 3, or Option 4, as defined below). In addition, to the extent the Annuity option has a guarantee period, choosing a shorter guarantee period will result in each payment being larger. Generally, if more than one frequency is permitted under Your Contract, choosing less frequent payments will result in each Annuity payment being larger.

Option 1 -- Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant, terminating with the last payment preceding death. While this option offers the maximum periodic payments, there is no assurance of a minimum number of payments nor a provision for a death benefit for Beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly Annuity Payments during the lifetime of the Annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months, as elected, payments will be continued during the remainder of the period to the Beneficiary designated.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make Annuity Payments during the lifetime of the Annuitant and a second person. When either person dies, We will continue making payments to the survivor. No further payments will be made following the death of the survivor. There is no assurance of a minimum number of payments, nor is there a provision for a death benefit upon the survivor's death.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make Annuity Payments during the lifetimes of the Annuitant and a second person. One of the two persons will be designated as the primary payee. The other will be designated as secondary payee. On the death of the secondary payee, if survived by the primary payee, the Company will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, if survived by the secondary payee, the Company will continue to make Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period (Term Certain). We will make periodic payments for the period selected. Please note that Option 5 may not satisfy the minimum required distribution rules for Qualified Contracts. Consult a tax adviser before electing this option.

Option 6 -- Other Annuity Options. We will make any other arrangements for Annuity Payments as may be mutually agreed upon.



                       MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------
RIGHT TO RETURN


You may return the Contract for a full refund of the Contract Value plus any Contract charges and Premium Taxes You paid (but not any fees and charges the Underlying Fund assessed) within ten days after You receive it (the "right to return period"). The number of days for the right to return varies by state. Depending on state law, We may refund all of Your Purchase Payments or Your Contract Value. You bear the investment risk of investing in the Funding Options during the right to return period; therefore, if Your state only requires return of Contract Value, the Contract Value returned may be greater or less than Your Purchase Payment.

If You purchase the Contract as an IRA, and return it within the first seven days after delivery, or longer if Your state permits, We will refund Your Purchase Payment in full; during the remainder of the right to return period, We will refund the Contract Value (including charges).

We will determine the Contract Value following the close of the business day on which We receive Your Contract and a Written Request for a refund. Where state law requires a different period, or the return of Purchase Payments or other variations of this provision, We will comply. Refer to Your Contract for any state-specific information.


TERMINATION


We reserve the right to terminate the Contract on any Business Day if the Contract Value as of that date is less than $2,000 and You have not made Purchase Payments for at least two years, unless otherwise specified by state law. Accordingly, no Contract will be terminated due solely to negative investment performance. Termination will not occur until 31 days after We have mailed notice of termination to Your last known address and to any assignee of record. If the Contract is terminated, We will pay You the Cash Surrender Value less any applicable Premium Tax. In certain states, We may be required to pay You the Contract Value.

We will not terminate any Contract that includes a guaranteed death benefit if at the time the termination would otherwise occur the guaranteed amount under any death benefit is greater than the Contract Value. For all other Contracts, We reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals. We will not exercise this provision under Contracts issued in New York. However, if You are the participant and the Plan determines to terminate the Contract at a time when You have a guaranteed amount under any death benefit that is greater than the Contract Value, You forfeit any guaranteed amount You have accrued under the death benefit upon termination of the Contract.

REQUIRED REPORTS

As often as required by law, but at least once in each Contract Year before the due date of the first Annuity Payment, We will furnish a report showing the number of Accumulation Units credited to the Contract and the corresponding Accumulation Unit value(s) as of the report date for each Funding Option to which the Contract Owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.


SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any Business Day (1) when the NYSE is closed; (2) when trading on the NYSE is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value of the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.


MISSTATEMENT

We may require proof of age of the Contract Owner, Beneficiary or Annuitant before making any payments under this Contract that are measured by the Contract Owner's, Beneficiary's or Annuitant's life. If the age of the measuring life has been misstated, the amount payable will be the amount that would have been provided at the correct age.

Once Annuity Payments have begun, any overpayments or underpayments will be deducted from or added to the payment or payments made after the adjustment. In certain states, We are required to pay interest on any underpayments.


FUNDING OPTIONS

The Company reserves the right, subject to compliance with the law, to substitute investment alternatives under the Contract and/or offer additional Funding Options.

Certain Variable Annuity separate accounts and variable life insurance separate accounts may invest in the Underlying Funds simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Underlying Funds do not currently foresee any such disadvantages either to Variable Annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and Variable Annuity separate accounts, the Variable Annuity Contract Owners would not bear any of the related expenses, but Variable Annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.


CYBERSECURITY RISKS


Our Variable Annuity contract business is largely conducted through digital communications and data storage networks and systems operated by Us and Our service providers or other business partners (e.g., the Underlying Funds and the firms involved in the distribution and sale of our Variable Annuity contracts). For example, many routine operations, such as processing Contract Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems. We have established administrative and technical controls and a business continuity plan to protect Our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on the Company and the Separate Account, as well as individual Contract Owners and their Contracts. Our Operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets. Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with Our processing of Contract transactions, including the processing of transfer orders from Our website or with the Underlying Funds; impact Our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Contract Owner or business information; or impede order processing or cause other operational issues. Cybersecurity breaches may also impact the issuers of securities in which the Funding Options invest, and it is possible the funds underlying Your Contract could lose value. There can be no assurance that We or Our service providers or the Funding Options will avoid losses affecting Your Contract due to cyber-attacks or information security breaches in the future. Although We continually make efforts to identify and reduce Our exposure to cybersecurity risk, there is no guarantee that We will be able to successfully manage and mitigate this risk at all times. Furthermore, we cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Funding Options invest.




                              THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------
The Company issues the Contract under Separate Account Eleven. Separate Account Eleven was established on November 14, 2002 and is registered with the SEC as a unit investment trust under the 1940 Act. Prior to March 6, 2017, the Separate Account was known as MetLife of CT Separate Account Eleven for Variable Annuities. Prior to December 8, 2008, the Company issued the Contract under MetLife of CT Separate Account Five for Variable Annuities ("Separate Account Five") and Separate Account Six for Variable Annuities ("Separate Account
Six"). On December 8, 2008 Separate Account Five and Separate Account Six, along with certain other separate accounts were combined with and into Separate Account Eleven.

We hold the assets of the Separate Account for the exclusive benefit of those who hold interests in the Separate Account, according to the laws of Delaware. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that We may conduct.

All investment income and other distributions of the Funding Options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective Funding Option at net asset value. Shares of the Funding Options are currently sold only to life insurance company separate accounts to fund Variable Annuity and variable life insurance Contracts or to qualified pension or retirement Plans as permitted under the Code, and the regulations thereunder.

We reserve the right to transfer the assets of the Separate Account to another separate account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If We do so, We will notify you of any such changes and We guarantee that the modification will not affect Your Contract Value.

Obligations under the Contract are obligations of the Company. Any obligations that exceed the assets in the Separate Account are payable by the Company's general account. The amount of the guaranteed death benefit and Annuity Payments that exceeds the Contract Value is paid from the Company's general account. Benefit amounts paid from the general account are subject to the financial strength and claims paying ability of the Company and Our long term ability to make such payments and are not guaranteed by Our parent company, Brighthouse Financial, Inc., or by any other party. We issue other Annuity contracts and life insurance policies where We pay all money We owe under those contracts and policies from Our general account. We are regulated as an insurance company under state law, which includes, generally, limits on the amount and type of investments in its general account. However, there is no guarantee that We will be able to meet Our claims paying obligations; there are risks to purchasing any insurance product.


PERFORMANCE INFORMATION

In advertisements for the Contract, We may include performance figures to show You how a Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Funding Option and are not an indication of how a Funding Option will perform in the future.

Our advertisements may show performance figures assuming that You do not elect any optional features. However, if You elect any optional features, they involve additional charges that will cause the performance of Your Funding Options to decrease. You may wish to speak with Your financial representative (where applicable) to obtain performance information specific to the optional features You may wish to select.

Performance figures for each Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Funding Option. In those cases, We can create "hypothetical historical performance" of a Funding Option. These figures show the performance that the Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for fixed income Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If You allocate a portion of Your Contract Value to a fixed income Subaccount or participate in an asset allocation program where Contract Value is allocated to a fixed income Subaccount under the applicable asset allocation model, that portion of Your Contract Value may decrease in value.



                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------
INTRODUCTION


The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Code and the provisions of the Code that govern the Contract are complex and subject to change. The applicability of Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect You and your Contract. Nor does this discussion address other Federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the Contract. As a result, You should always consult a tax adviser for complete information and advice applicable to your individual situation.

We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or ERISA.

We do not expect to incur Federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.

To the extent permitted under Federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.

For Federal tax purposes, the term "spouse" refers to the person to whom you are lawfully married, regardless of sex. The term "spouse" generally will not include individuals who are in a registered domestic partnership or civil union not denominated as marriage under state or other applicable law.


NON-QUALIFIED ANNUITY CONTRACTS



This discussion assumes the Contract is a "non-qualified" annuity Contract for Federal income tax purposes, that is, a Contract not held in a tax qualified plan. Tax qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities ("TSA"), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457(b) plans. Contracts owned through such plans are referred to below as "qualified" contracts.



ACCUMULATION

Generally, an owner of a non-qualified annuity Contract is not taxed on increases in the value of the Contract until there is a distribution from the Contract, i.e., surrender, partial withdrawal, income payment, or commutation. This deferral of taxation on accumulated value in the Contract is limited to Contracts owned by or held for the benefit of "natural persons." A Contract will be treated as held by a natural person if the nominal owner is a trust or other entity which holds the Contract as an agent for the exclusive benefit of a natural person.

In contrast, a Contract owned by other than a "natural person," such as a corporation, partnership, trust or other entity (other than a trust holding the Contract as an agent for a natural person), will be taxed currently on the increase in accumulated value in the Contract in the year earned.


SURRENDERS OR WITHDRAWALS - EARLY DISTRIBUTION


If You take a withdrawal from your Contract, or surrender your Contract prior to the date You commence taking annuity or "income" payments (the "Annuity Starting Date"), the amount You receive will generally be treated first as coming from earnings, if any, (and thus subject to income tax) and then from your purchase payments (which are not subject to income tax). If the accumulated value is less than your purchase payments upon surrender of your Contract, Your ability to claim any unrecovered purchase payments on your Federal income tax return as a miscellaneous itemized deduction is suspended under the 2017 Tax Cuts and Jobs Act effective for tax years beginning after December 31, 2017 and before January 1, 2026.


The portion of any withdrawal from an annuity Contract that is subject to income tax will also be subject to a 10% Federal income tax penalty for "early" distribution if such withdrawal is taken prior to You reaching age 59 1/2, unless an exception applies. Exceptions include distributions made:

   (a)        on account of your death or disability,

   (b) as part of a series of substantially equal periodic payments made at least annually payable for your life (or life expectancy) or joint lives (or joint life expectancies) of You and your designated beneficiary, or

   (c)        under certain immediate income annuities.

If You receive systematic payments that You intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% Federal income tax penalty with interest. Such modifications may include but are not limited to additional purchase payments to the Contract (including tax-free transfers or rollovers) and additional withdrawals from the Contract.

TREATMENT OF SEPARATE ACCOUNT CHARGES

It is possible that at some future date the IRS may consider that Contract charges attributable to certain guaranteed death benefits and certain living benefits are to be treated as distributions from the Contract to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the Contract and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be subject to a 10% Federal income tax penalty as an early distribution, as described above.


AGGREGATION

If You purchase two or more deferred annuity Contracts after October 21, 1988, from the Company (or its predecessors or affiliates) during the same calendar year, the law requires that all such Contracts must be treated as a single Contract for purposes of determining whether any payments not received as an annuity (e.g., withdrawals) will be includible in income. Aggregation could affect the amount of a withdrawal that is taxable and subject to the 10% Federal income tax penalty described above. Since the IRS may require aggregation in other circumstances as well, You should consult a tax adviser if You are purchasing more than one annuity Contract from the same insurance company in a single calendar year. Aggregation does not affect distributions paid in the form of an annuity (See "Taxation of Payments in Annuity Form" below).


EXCHANGES/TRANSFERS

The annuity Contract may be exchanged in whole or in part for another annuity contract or a long-term care insurance policy. An exchange in whole of an annuity contract for another annuity contract or for a qualified long-term care insurance policy will generally be a tax-free transaction under section 1035 of the Code. The partial exchange of an annuity contract may be a tax-free transaction provided that, among other prescribed IRS conditions, no amounts are distributed from either contract involved in the exchange for 180 days following the date of the exchange - other than annuity payments made for life, joint lives, or for a term of 10 years or more. If a distribution is made from either contract within the 180-day period after the exchange or the exchange otherwise fails to satisfy other IRS prescriptions, the IRS reserves the right to characterize the exchange in a manner consistent with its substance, based on general tax principles and all the facts and circumstances. For instance, such distribution from either contract may be taxable to the extent of the combined gain attributable to both contracts, or only to the extent of your gain in the contract from which the distribution is paid. Some of the ramifications of a partial exchange remain unclear. You should consult your tax adviser concerning potential tax consequences prior to any partial exchange or split of annuity contracts.

A transfer of ownership of the Contract, or the designation of an annuitant or other beneficiary who is not also the Contract owner, may result in income or gift tax consequences to the Contract owner. You should consult your tax adviser if You are considering such a transfer or assignment.

DEATH BENEFITS


For non-qualified Contracts, the death benefit is taxable to the recipient in the same manner as if paid to the Contract owner (under the rules for withdrawals or income payments, whichever is applicable).


After your death, any death benefit determined under the Contract must be distributed according to certain rules. The method of distribution that is required depends on whether You die before or after the Annuity Starting Date.

If You die on or after the Annuity Starting Date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.

If You die before the Annuity Starting Date, the entire interest in the Contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated beneficiary (provided such payments begin within one year of your death) and the beneficiary must be a natural person.


Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the Contract may be continued with your spouse as the owner to the extent permitted by tax law.


For Contracts owned by a non-natural person, the required distribution rules apply upon the death of the annuitant. If there is more than one annuitant of a Contract held by a non-natural person, then such required distributions will be triggered by the death of the first co-annuitant.

INVESTOR CONTROL

In certain circumstances, owners of non-qualified Variable Annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the number of Portfolios available and the flexibility of the Contract owner to allocate purchase payments and transfer amounts among the Portfolios have not been addressed in public rulings. While we believe that the Contract does not give the Contract owner investment control over Separate Account assets, we reserve the right to modify the Contract as necessary to prevent a Contract owner from being treated as the owner of the Separate Account assets supporting the Contract.


TAXATION OF PAYMENTS IN ANNUITY FORM

Payments received from the Contract in the form of an annuity are taxable as ordinary income to the extent they exceed the portion of the payment determined by applying the exclusion ratio to the entire payment. The exclusion ratio is determined at the time the Contract is annuitized (i.e., the accumulated value is converted to an annuity form of distribution). Generally, the applicable exclusion ratio is your investment in the Contract divided by the total payments expected to be received based on IRS factors, such as the form of annuity and mortality. The excludable portion of each annuity payment is the return of investment in the Contract and it is excludable from your taxable income until your investment in the Contract is fully recovered. We will make this calculation for You. However, it is possible that the IRS could conclude that the taxable portion of income payments under a non-qualified Contract is an amount greater - or less -- than the taxable amount determined by us and reported by us to You and the IRS.

Once You have recovered the investment in the Contract, further annuity payments are fully taxable.

If You die before your investment in the Contract is fully recovered, the balance of your investment may be deducted on your last tax return, or if annuity payments continue after your death, the balance may be recovered by your beneficiary.

The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between a fixed annuity option and variable investment options, as well as transfers between investment options after the Annuity Starting Date.

Once annuity payments have commenced, You may not be able to transfer to another non-qualified annuity contract or a long-term care contract as part of a tax-free exchange.

If the Contract allows, You may elect to convert less than the full value of your Contract to an annuity form of pay-out (i.e., "partial annuitization.") In this case, your investment in the Contract will be pro-rated between the annuitized portion of the Contract and the deferred portion. An exclusion ratio will apply to the annuity payments as described above, provided the annuity form You elect is payable for at least 10 years or for the life of one or more individuals.


3.8% TAX ON NET INVESTMENT INCOME

Federal tax law imposes a 3.8% Medicare tax on the lesser of:

   (1) the taxpayer's "net investment income," (from non-qualified annuities, interest, dividends, and other investments, offset by specified allowable deductions), or

   (2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly and qualifying widows, $125,000 for married couples filing separately, and $200,000 for single filers).

"Net investment income" in Item 1 above does not include distributions from tax qualified plans, (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A or 457(b)), but such income will increase modified adjusted gross income in Item 2 above.

You should consult your tax adviser regarding the applicability of this tax to income under your annuity Contract.


PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S.

Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis.

The amount of income on annuity distributions in annuity form (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the IRS issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences.

You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if You are a resident of Puerto Rico.


QUALIFIED ANNUITY CONTRACTS


INTRODUCTION


The Contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code ("tax qualified plans" or "qualified plans"). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities ("TSA"), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457(b) plans. Extensive special tax rules apply to qualified plans and to the annuity Contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the Contract with the various types of qualified plans. Adverse tax consequences may result if You do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.


The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the Contract.

We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.

All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.


A Contract may also be available in connection with an employer's non-qualified deferred compensation plan or qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex. Please consult Your tax adviser about Your particular situation.



ACCUMULATION

The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that You may claim for that contribution under qualified plans are limited under the Code. See the SAI for a description of qualified plan types and annual current contribution limitations which are subject to change from year-to-year.

Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a "before tax" basis entitle You to a tax deduction or are not subject to current income tax. Purchase payments made on an "after tax" basis do not reduce Your taxable income or give You a tax deduction. Contributions may also consist of transfers or rollovers as described below and are not subject to the annual limitations on contributions.


An IRA Contract will accept as a single purchase payment a transfer or rollover from another IRA (including a SEP or SIMPLE IRA) or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b) or governmental 457(b) plan.) A rollover or transfer from a SIMPLE IRA is allowed provided that the taxpayer has participated in such arrangement for at least two years. As part of the single purchase payment, the IRA Contract will also accept an IRA contribution subject to the Code limits for the year of purchase.


For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b) or 457(b) plan), the Contract will only accept as its single purchase payment a transfer from such employer retirement plan.


TAXATION OF ANNUITY DISTRIBUTIONS

If contributions are made on a "before tax" basis, You generally pay income taxes on the full amount of money You receive under the Contract. Withdrawals attributable to any after-tax contributions are basis in the Contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings, if any).

Under current federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.

If You meet certain requirements, Your Roth IRA, Roth 403(b) and Roth 401(k) earnings can be received free of Federal income taxes.

With respect to IRA Contracts, we will withhold a portion of the taxable amount of Your withdrawal for income taxes, unless You elect otherwise. The amount we will withhold is determined by the Code.


WITHDRAWALS PRIOR TO AGE 59 1/2


A taxable withdrawal from a qualified Contract which is subject to income tax may also be subject to a 10% Federal income tax penalty for "early" distribution if taken prior to age 59 1/2, unless an exception described below applies.

Exceptions to the early distribution penalty for qualified plans include withdrawals or distributions made:


   (a)        on account of Your death or disability,

   (b) as part of a series of substantially equal periodic payments payable for Your life (or life expectancy) or joint lives (or joint life expectancies) of You and Your designated beneficiary and You are separated from employment,


   (c) on separation from service after age 55. This rule does not apply to IRAs (including SEPs and SIMPLE IRAs),



   (d) pursuant to a qualified domestic relations order ("QDRO"). This rule does not apply to IRAs (including SEPs and SIMPLE IRAs),

   (e)        to pay IRS levies (and made after December 31, 1999),

   (f)        to pay deductible medical expenses, or

   (g) in the case of IRAs only, to pay for medical insurance (if You are unemployed), qualified higher education expenses, or for a qualified first time home purchase up to $10,000.

Other exceptions may be applicable under certain circumstances and special rules apply or may become applicable in connection with the exceptions enumerated above.

If You receive systematic payments that You intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to Your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional purchase payments to the Contract (including tax-free transfers or rollovers) and additional withdrawals from the Contract.

The 10% Federal income tax penalty on early distribution does not apply to governmental 457(b) plan contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.


ROLLOVERS AND TRANSFERS

Your Contract is non-forfeitable (i.e., not subject to the claims of Your creditors) and non-transferable (i.e., You may not transfer it to someone else).

Nevertheless, Contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.

Under certain circumstances, You may be able to transfer amounts distributed from Your Contract to another eligible retirement plan or IRA.

Federal income tax law allows You to make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs You own. Generally, this limit does not apply to trustee-to-trustee transfers between IRAs. Because the rollover rules are complex, please consult with Your tax advisor before making an IRA rollover.

Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:

   (a)        minimum distribution requirements,

   (b)        financial hardship, or

   (c)        for a period of ten or more years or for life.


20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS

For certain qualified employer plans, we are required to withhold 20% of the taxable portion of Your withdrawal that constitutes an "eligible rollover distribution" for federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if You directly transfer a withdrawal from this Contract to another IRA or other qualified plan. Similarly, You may be able to avoid withholding on a transfer into this Contract from an existing qualified plan You may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not "eligible rollover distributions," the Code imposes different withholding rules to determine the withholding percentage.


DEATH BENEFITS


The death benefit in a qualified Contract is taxable to the recipient in the same manner as if paid to the Contract owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).


Required Minimum Distribution ("RMD") amounts are required to be distributed from a qualified annuity Contract following Your death depending on whether You die before or after the "Required Beginning Date" as described under "Required Minimum Distributions."

If You die before reaching the Required Beginning Date (defined under "Required Minimum Distributions"), Your entire interest generally must be distributed within five (5) years after Your death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following Your death to a qualifying designated beneficiary and the distributions are made over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If Your surviving spouse is the sole designated beneficiary, distributions may generally be delayed until December 31 of the year You would have attained age 70 1/2 if Your Contract permits.

If You die after RMDs have begun, any remaining interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of Your death.

Regardless of whether You die before or after Your Required Beginning Date, the following will be applicable:

   (a) RMDs are required to be distributed from a Roth IRA after Your death; and

   (b) If Your surviving spouse is the sole designated beneficiary of Your Traditional or Roth IRA, then Your surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

Your designated beneficiary is the person to whom benefit rights under the Contract pass by reason of death. The beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.

Your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, he or she may elect to rollover the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.

If Your beneficiary is not Your spouse and Your plan and Contract permit, Your beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse beneficiary may not treat the inherited IRA as his or her own IRA.


Additionally, for Contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the participant may have rights in the Contract. In such a case, the participant may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the Contract.



REQUIRED MINIMUM DISTRIBUTIONS


Generally, You must begin receiving RMD amounts from Your qualified Contract by the Required Beginning Date. Generally, for retirement plans, the "Required Beginning Date" is April 1 following the later of:


   (a)        the calendar year in which You reach age 70 1/2, or

   (b) the calendar year You retire, provided You do not own more than 5% of the outstanding stock, capital, or profits of Your employer.


For IRAs (including SEPs and SIMPLEs), the Required Beginning Date by which You must begin receiving withdrawals is the year in which You attain age 70 1/2 even if You have not retired, taking Your first distribution no later than April 1 of the year after You reach age 70 1/2.


For all subsequent years, including the first year in which You took Your RMD by April 1, You must take the required minimum distribution for the year by December 31st. This will require You to take two distributions in the same calendar year if You wait to take Your first distribution until April 1 of the year after attaining age 70 1/2.

A tax penalty of 50% applies to the shortfall of any required minimum distributions You fail to receive.

You may not satisfy minimum distributions for one employer's qualified plan (e.g., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEP and SIMPLE IRAs) or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of Your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of the your 403(b) plan contracts.

Complex rules apply to the calculation of these withdrawals. In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the portfolios but also with respect to actuarial gains.

The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of Contract value must be added to the amount credited to Your account in computing the amount required to be distributed over the applicable period. We will provide You with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult Your own tax adviser as to how these rules affect Your own distribution under this rule.

If You intend to receive Your minimum distributions which are payable over the joint lives of You and a beneficiary who is not Your spouse (or over a period not exceeding the joint life expectancy of You and Your non-spousal beneficiary), be advised that federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after Your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. You should consult Your own tax adviser as to how these rules affect Your own Contract.

Required minimum distribution rules that apply to other types of IRAs while You are alive do not apply to Roth IRAs. However, in general, the IRA post-death rules with respect to minimum distributions do apply to beneficiaries of Roth IRAs.

ADDITIONAL INFORMATION REGARDING TSA (ERISA AND NON-ERISA) 403(B)


SPECIAL RULES REGARDING EXCHANGES

In order to satisfy tax regulations, contract exchanges within a 403(b) plan after September 24, 2007, must, at a minimum, meet the following requirements:
(1) the plan must allow the exchange; (2) the exchange must not result in a reduction in a participant's or a beneficiary's accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult your tax or legal counsel for any advice relating to Contract exchanges or any other matter relating to these regulations.


WITHDRAWALS

If You are under age 59 1/2, You generally cannot withdraw money from your TSA Contract unless the withdrawal:

     1. Related to purchase payments made prior to 1989 and pre-1989 earnings on those purchase payments;

     2.  Is exchanged to another permissible investment under your 403(b) plan;

   3. Relates to contributions to an annuity contract that are not salary reduction elective deferrals, if your plan allows it;

     4. Occurs after You die, leave your job or become disabled (as defined by the Code);

     5. Is for financial hardship (but only to the extent of elective deferrals), if your plan allows it;

     6. Relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;

     7.  Relates to rollover or after-tax contributions; or

     8. Is for the purchase of permissive service credit under a governmental defined benefit plan.

In addition, a Section 403(b) Contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.


ADDITIONAL INFORMATION REGARDING IRAS


PURCHASE PAYMENTS

Traditional IRA purchase payments (except for permissible rollovers and direct transfers) are generally not permitted after You attain age 70 1/2. Except for permissible rollovers and direct transfers, purchase payments for individuals are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code. A purchase payment up to the deductible amount can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate contributions. Individuals age 50 and older are permitted to make additional "catch-up" contributions if they have sufficient compensation. If You or your spouse are an active participant in a retirement plan of an employer, your deductible contributions may be limited. If You exceed purchase payment limits You may be subject to a tax penalty.

Roth IRA purchase payments for individuals are non-deductible (made on an "after tax" basis) and are limited to the lesser of 100% of compensation or the annual deductible IRA amount. Individuals age 50 and older can make an additional "catch-up" purchase payment each year (assuming the individual has sufficient compensation). You may contribute up to the annual purchase payment limit if your modified adjusted gross income does not exceed certain limits. You can contribute to a Roth IRA after age 70 1/2. If You exceed purchase payment limits, You may be subject to a tax penalty.


WITHDRAWALS

If and to the extent that Traditional IRA purchase payments are made on an "after tax" basis, withdrawals would be included in income except for the portion that represents a return of non-deductible purchase payments. This portion is generally determined based upon the ratio of all non-deductible purchase payments to the total value of all your Traditional IRAs (including SEP IRAs and SIMPLE IRAs). We withhold a portion of the amount of your withdrawal for income taxes, unless You elect otherwise. The amount we withhold is determined by the Code.

Generally, withdrawal of earnings from Roth IRAs are free from Federal income tax if (1) they are made at least five taxable years after the tax year for which you made your first purchase payment to a Roth IRA; and (2) they are made on or after the date You reach age 59 1/2 or upon your death, disability or for a qualified first-home purchase (up to $10,000). Withdrawals from a Roth IRA are made first from purchase payments and then from earnings. We may be required to withhold a portion of your withdrawal for income taxes, unless You elect otherwise. The amount will be determined by the Code.


CONVERSION

Traditional IRAs may be converted to Roth IRAs. Except to the extent You have non-deductible contributions, the amount converted from an existing Traditional IRA into a Roth IRA is taxable. Generally, the 10% Federal income tax penalty does not apply. However, the taxable amount to be converted must be based on the fair market value of the entire annuity contract being converted into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits (both living benefits and death benefits) in addition to the Account Balance; as well as adding back certain loads and charges incurred during the prior twelve month period. Your Contract may include such benefits and applicable charges. Accordingly, if You are considering such conversion of your annuity Contract, please consult your tax adviser. The taxable amount may exceed the Account Balance at the date of conversion.


Prior to 2018, contributions made to a Traditional IRA that were converted to a Roth IRA could be recharacterized as made back to the Traditional IRA, if certain conditions were met. Under a provision of the Tax Cuts and Jobs Act, recharacterization cannot be used to unwind a conversion from a Traditional IRA to a Roth IRA for taxable years beginning after December 31, 2017. For conversions made to a Roth IRA in 2017, the IRS has issued guidance allowing recharacterizations to be made in 2018.



DISTINCTION FOR PUERTO RICO CODE

An annuity Contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a "cash or deferred" arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.


CONTRIBUTIONS

The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.


DISTRIBUTIONS


Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the Contract for purposes of determining the amount of annuity payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee's gross income. The value of accrued benefits in a qualified retirement plan with respect to which the special 8% tax under Puerto Rico Act No. 77-2014 was prepaid will be considered as part of the participant's tax basis in his retirement plan account. Thus, any distributions attributable to the benefits for which such taxes were prepaid will not be subject to income taxes when the same are subsequently received by the participant. However, the investment income and the appreciation in value, if any, accrued on the benefits with respect to which the special tax was prepaid, will be taxed as provided by the tax rules in effect at the time of distribution. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation of employment or termination of a retirement plan will generally be treated as ordinary income but will be subject to a withholding tax rate of 20%. A special withholding tax rate of 10% may apply instead, if the plan satisfies the following requirements:


   (1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and

   (2) 10% of all plan's trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period.

If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company, fixed or variable annuities issued by a domestic insurance company or by a foreign insurance corporation that derives more than 80% of its gross income from sources within Puerto Rico and bank deposits. The PR 2011 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.


Upon the occurrence of a "Declared Disaster," like a hurricane, Retirement Plans are allowed to make Eligible Distributions to a participant resident of Puerto Rico who requests the same. The Eligible Distribution may not exceed $100,000, be made during a period of time to be identified by the Puerto Rico Treasury through administrative guidance and be used to cover damages or losses suffered, and extraordinary expenses incurred by the individual as a result of the Declared Disaster. The first $10,000 will be exempted from income taxation, including the alternate basic tax, and amounts exceeding $10,000 will be subject to a 10% income tax to be withheld at the source, in lieu of any other income tax, including the alternate basic tax.


You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution if You are a resident of Puerto Rico.


ROLLOVER

Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee's benefit no later than sixty (60) days after the distribution.


ERISA CONSIDERATIONS


In the context of a Puerto Rico qualified retirement plan trust, the IRS has held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012. Notwithstanding the above, the IRS has held that a Puerto Rico retirement plan described in ERISA Section 1022(i)(1) may participate in a 81-100 group trust because it permits said plan to diversify its investments without adverse tax consequences to the group trust or its investors.


Pursuant to guidance promulgated by the DOL, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term "spouse" spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction that does not recognize same-sex marriage.

                               OTHER INFORMATION
--------------------------------------------------------------------------------
THE INSURANCE COMPANY


Brighthouse Life Insurance Company is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior to March 6, 2017, the Company was known as MetLife Insurance Company USA. The Company is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas.


The Company is an indirect wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc. ("BHF"), a publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the U.S. The Company's executive offices are located at 11225 North Community House Road, Charlotte, North Carolina 28277.



FINANCIAL STATEMENTS

The financial statements for the Company and for the Separate Account are located in the Statement of Additional Information.


DISTRIBUTION OF THE CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. The Company has appointed Brighthouse Securities, LLC ("Brighthouse Securities") to serve as the principal underwriter and distributor of the securities offered through this prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. Prior to March 6, 2017, the principal underwriter and distributor of the Contracts was MetLife Investors Distribution Company. Brighthouse Securities, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses Brighthouse Securities for expenses Brighthouse Securities incurs in distributing the Contracts (e.g., commissions payable to retail broker-dealers who sell the Contracts). The Company also pays amounts to Brighthouse Securities that may be used for its operating and other expenses, including the following sales expenses: compensation and bonuses for Brighthouse Securities' management team and other expenses of distributing the Contracts. Brighthouse Securities management team and registered representatives also may be eligible for non-cash compensation items that we may provide jointly with Brighthouse Securities. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. Brighthouse Securities does not retain any fees under the Contracts; however, Brighthouse Securities may receive 12b-1 fees from the Underlying Funds.

Brighthouse Securities' principal executive offices are located at 11225 North

Community House Road, Charlotte, NC 28277. Brighthouse Securities is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA"). FINRA provides background information about broker-dealers and their financial representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at

1-800-289-9999, or log on to www.finra.org. An investor brochure that includes
                             -------------
information describing FINRA BrokerCheck is available through the Hotline or on-line.

Brighthouse Securities, on behalf of the Company, enters into selling agreements with unaffiliated broker-dealers who are registered with the SEC and are members of FINRA, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by financial representatives who are associated persons of such unaffiliated broker-dealer firms. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Company no longer actively offers the Contracts to new purchasers, but it continues to accept Participants from existing Contracts and Purchase Payments from existing Contract Owners and Plan Participants.

COMPENSATION. Broker-dealers who have selling agreements with Brighthouse Securities are paid compensation for the promotion and sale of the Contracts. Financial representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the financial representative receives depends on the agreement between the firm and the financial representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or financial representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.

Compensation is generally paid as a percentage of the Funding Options invested in the Contract. Alternatively, Brighthouse Securities may pay lower compensation on the Funding Options but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.5% of Purchase Payments (if up-front compensation is paid to financial representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to financial representatives).

Brighthouse Securities has also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, Brighthouse Securities pays separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.


These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be a flat fee, or based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by financial representatives of the broker-dealer firm or based on the length of time that a Contract Owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by Brighthouse Securities out of its own assets and will not result in any additional direct charge to You. Such compensation may cause the broker-dealer firm and its financial representatives to favor the Company's products. Brighthouse Securities has entered into preferred distribution arrangements with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. (See the Statement of Additional Information -- "Distribution and Principal Underwriting Agreement" for a list of the broker-dealer firms that received compensation during 2018, as well as the range of additional compensation paid.)


Brighthouse Securities may have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or subadviser to one or more Underlying Funds which are offered under the Contracts. Currently, the investment advisory firms include Morgan Stanley Investment Management, Inc. Financial representatives of broker-dealer firms with an affiliated company acting as an adviser or a subadviser may favor these Funds when offering the Contracts.


From time to time, the Company pays organizations, associations and non-profit organizations fees to sponsor the Company's Variable Annuity Contracts. The Company may also obtain access to an organization's members to market Our Variable Annuity Contracts. These organizations are compensated for their sponsorship of Our Variable Annuity Contracts in various ways. Primarily, they receive a flat fee from the Company. The Company also compensates these organizations by funding their programs, scholarships, events or awards, such as a principal of the year award. The Company may also lease their office space or pay fees for display space at their events, purchase advertisements in their publications or reimburse or defray their expenses. In some cases, the Company hires organizations including, for example, MetLife Services and Solutions, LLC or Metropolitan Life Insurance Company, with whom We were previously affiliated, to perform administrative and enrollment services for Us, for which they are paid a fee based upon a percentage of the account balances their members hold in the Contract. The Company also may retain finders and consultants to introduce the Company to potential clients and for establishing and maintaining relationships between the Company and various organizations. The finders and consultants are primarily paid flat fees and may be reimbursed for their expenses. The Company or Our affiliates may also pay duly licensed individuals associated with these organizations cash compensation for the sales of the Contracts.



CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which We deliver a Contract govern that Contract. Where a state has not approved a Contract feature or Funding Option, it will not be available in that state. Any paid-up Annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which We delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.


VOTING RIGHTS


The Company is the legal owner of the shares of the Underlying Funds. However, We believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders We are required to obtain from You and from other owners instructions on how to vote those shares. We will vote all shares, including those We may own on Our own behalf, and those where We have not received instructions from Contract Owners, in the same proportion as shares for which We received voting instructions. The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote. Should We determine that We are no longer required to comply with the above, We will vote on the shares in Our own right. In certain limited circumstances, and when permitted by law, We may disregard voting instructions. If We do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

In accordance with Our view of present applicable law, We will vote shares of the Underlying Funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from persons having a voting interest in the corresponding Subaccounts. We will vote shares for which We have not received instructions in the same proportion as We vote shares for which We have received instructions. However, if the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, and as a result We determine that We are permitted to vote shares of the Underlying Funds in Our own right, We may elect to do so.

The number of shares which a person has a right to vote will be determined as of the date concurrent with the date established by the respective mutual fund for determining shareholders eligible to vote at the meeting of the fund, and voting instructions will be solicited by written communication before the meeting in accordance with the procedures established by the mutual fund.

Each person having a voting interest will receive periodic reports relating to the fund(s) in which he or she has an interest, proxy material and a form with which to give such instructions with respect to the proportion of the fund shares held in the Subaccounts corresponding to his or her interest.


CONTRACT MODIFICATION


We reserve the right to modify the Contract to keep it qualified under all related law and regulations that are in effect during the term of this Contract. We will obtain the approval of any regulatory authority needed for the modifications.


POSTPONEMENT OF PAYMENT (THE "EMERGENCY PROCEDURE")


Payment of any benefit or determination of values may be postponed whenever:
(1) the NYSE is closed; (2) when trading on the NYSE is restricted; (3) when an emergency exists as determined by the SEC so that disposal of the securities held in the Funding Options is not reasonably practicable or it is not reasonably practicable to determine the value of the Funding Option's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of Contract Owners. This Emergency Procedure will supersede any provision of the Contract that specifies a Valuation Date. At any time, payments from the Fixed Account may also be delayed.


RESTRICTIONS ON FINANCIAL TRANSACTIONS


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require Us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about You and Your Contract to government regulators.


LEGAL PROCEEDINGS

In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or the Company's ability to meet its obligations under the Contracts.

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


                                   APPENDIX A
--------------------------------------------------------------------------------
                        CONDENSED FINANCIAL INFORMATION



         FOR BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES (FORMERLY METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES AND
   FORMERLY METLIFE OF CT SEPARATE ACCOUNT FIVE/SIX FOR VARIABLE ANNUITIES)
                     ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



                                      BRA -- SEPARATE ACCOUNT CHARGES 0.80% 3% AIR
                                                                          UNIT VALUE AT                   NUMBER OF UNITS
                                                                           BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                     YEAR        YEAR        END OF YEAR      END OF YEAR
----------------------------------------------------------------- ------ --------------- --------------- ----------------
American Funds Insurance Series(R)
 American Funds Global Growth Subaccount (Class 2) (5/04)........ 2018   3.224           2.909                 24,385
                                                                  2017   2.472           3.224                 24,685
                                                                  2016   2.477           2.472                 49,828
                                                                  2015   2.335           2.477                 50,191
                                                                  2014   2.300           2.335                 61,964
                                                                  2013   1.795           2.300                 78,409
                                                                  2012   1.476           1.795                 85,803
                                                                  2011   1.633           1.476                118,879
                                                                  2010   1.473           1.633                155,583
                                                                  2009   1.044           1.473                247,852
 American Funds Growth Subaccount (Class 2) (5/04)............... 2018   3.136           3.103                 39,191
                                                                  2017   2.464           3.136                 39,696
                                                                  2016   2.268           2.464                 39,024
                                                                  2015   2.140           2.268                 42,587
                                                                  2014   1.988           2.140                 42,730
                                                                  2013   1.540           1.988                 49,514
                                                                  2012   1.317           1.540                 53,899
                                                                  2011   1.387           1.317                125,250
                                                                  2010   1.178           1.387                198,840
                                                                  2009   0.852           1.178                236,099
 American Funds Growth-Income Subaccount (Class 2) (5/04)........ 2018   2.678           2.609                102,822
                                                                  2017   2.206           2.678                119,577
                                                                  2016   1.994           2.206                123,185
                                                                  2015   1.981           1.994                123,497
                                                                  2014   1.805           1.981                175,743
                                                                  2013   1.363           1.805                183,518
                                                                  2012   1.170           1.363                193,457
                                                                  2011   1.201           1.170                365,289
                                                                  2010   1.086           1.201                470,000
                                                                  2009   0.834           1.086                593,536
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class A) (4/07).......... 2018   3.349           3.240                 27,628
                                                                  2017   3.121           3.349                 28,362
                                                                  2016   2.750           3.121                 30,871
                                                                  2015   2.877           2.750                 49,451
                                                                  2014   2.801           2.877                 76,635
                                                                  2013   2.570           2.801                 76,632
                                                                  2012   2.215           2.570                 83,060
                                                                  2011   2.176           2.215                102,766
                                                                  2010   1.887           2.176                182,571
                                                                  2009   1.291           1.887                287,824

                          BRA -- SEPARATE ACCOUNT CHARGES 0.80% 3% AIR (CONTINUED)
                                                                                               UNIT VALUE AT
                                                                                                BEGINNING OF
PORTFOLIO NAME                                                                          YEAR        YEAR
-------------------------------------------------------------------------------------- ------ ---------------
 BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)................... 2018   1.814
                                                                                       2017   1.487
                                                                                       2016   1.376
                                                                                       2015   1.415
                                                                                       2014   1.358
                                                                                       2013   1.057
                                                                                       2012   0.912
                                                                                       2011   1.061
 BHFTI Brighthouse Small Cap Value Subaccount (Class B) (1/70)........................ 2018   2.546
                                                                                       2017   2.298
                                                                                       2016   1.765
                                                                                       2015   1.880
                                                                                       2014   1.864
                                                                                       2013   1.418
                                                                                       2012   1.212
                                                                                       2011   1.342
                                                                                       2010   1.128
                                                                                       2009   0.900
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)....... 2018   2.900
                                                                                       2017   2.273
                                                                                       2016   2.049
                                                                                       2015   2.392
                                                                                       2014   2.571
                                                                                       2013   2.723
                                                                                       2012   2.304
                                                                                       2011   2.848
                                                                                       2010   2.315
                                                                                       2009   1.379
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class A) (1/70)............... 2009   0.641
 BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07).......... 2018   2.217
                                                                                       2017   1.833
                                                                                       2016   1.706
                                                                                       2015   1.646
                                                                                       2014   1.461
                                                                                       2013   1.097
                                                                                       2012   0.975
                                                                                       2011   0.980
                                                                                       2010   0.878
                                                                                       2009   0.742
 BHFTI Clarion Global Real Estate Subaccount (Class A) (4/07)......................... 2018   1.375
                                                                                       2017   1.249
                                                                                       2016   1.245
                                                                                       2015   1.270
                                                                                       2014   1.126
                                                                                       2013   1.094
                                                                                       2012   0.874
                                                                                       2011   0.930
                                                                                       2010   0.806
                                                                                       2009   0.601
 BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (1/70)................... 2014   1.185
                                                                                       2013   0.925
                                                                                       2012   0.759
                                                                                       2011   0.826
                                                                                       2010   0.759
                                                                                       2009   0.534
 BHFTI ClearBridge Aggressive Growth Subaccount (Class A) (4/14)...................... 2018   1.602
                                                                                       2017   1.360
                                                                                       2016   1.332
                                                                                       2015   1.396
                                                                                       2014   1.233
 BHFTI Harris Oakmark International Subaccount (Class A) (1/70)....................... 2018   2.455
                                                                                       2017   1.892
                                                                                       2016   1.759
                                                                                       2015   1.853
                                                                                       2014   1.977
                                                                                       2013   1.524
                                                                                       2012   1.186
                                                                                       2011   1.390
                                                                                       2010   1.201
                                                                                       2009   0.779



                                                                                                        NUMBER OF UNITS
                                                                                        UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                           END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------------- --------------- ----------------
 BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)................... 1.618                      --
                                                                                       1.814                      --
                                                                                       1.487                      --
                                                                                       1.376                      --
                                                                                       1.415                      --
                                                                                       1.358                  23,011
                                                                                       1.057                  23,011
                                                                                       0.912                  23,011
 BHFTI Brighthouse Small Cap Value Subaccount (Class B) (1/70)........................ 2.141                   5,897
                                                                                       2.546                   6,036
                                                                                       2.298                  14,956
                                                                                       1.765                  35,833
                                                                                       1.880                  65,818
                                                                                       1.864                  81,335
                                                                                       1.418                 137,120
                                                                                       1.212                 172,892
                                                                                       1.342                 242,108
                                                                                       1.128                 322,626
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)....... 2.476                      --
                                                                                       2.900                      --
                                                                                       2.273                   3,931
                                                                                       2.049                   3,931
                                                                                       2.392                  15,579
                                                                                       2.571                  15,579
                                                                                       2.723                  16,666
                                                                                       2.304                  32,149
                                                                                       2.848                  36,581
                                                                                       2.315                  23,125
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class A) (1/70)............... 0.611                      --
 BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07).......... 2.061                   5,274
                                                                                       2.217                   5,594
                                                                                       1.833                   5,966
                                                                                       1.706                   6,371
                                                                                       1.646                  14,099
                                                                                       1.461                  43,416
                                                                                       1.097                  38,601
                                                                                       0.975                  39,102
                                                                                       0.980                  54,969
                                                                                       0.878                  57,568
 BHFTI Clarion Global Real Estate Subaccount (Class A) (4/07)......................... 1.250                  69,964
                                                                                       1.375                  91,113
                                                                                       1.249                  98,123
                                                                                       1.245                 147,820
                                                                                       1.270                 158,314
                                                                                       1.126                 229,776
                                                                                       1.094                 275,742
                                                                                       0.874                 369,626
                                                                                       0.930                 420,017
                                                                                       0.806                 494,529
 BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (1/70)................... 1.237                      --
                                                                                       1.185                 526,615
                                                                                       0.925                 664,644
                                                                                       0.759                 809,377
                                                                                       0.826                 986,450
                                                                                       0.759               1,405,209
 BHFTI ClearBridge Aggressive Growth Subaccount (Class A) (4/14)...................... 1.481                 220,641
                                                                                       1.602                 231,170
                                                                                       1.360                 285,021
                                                                                       1.332                 386,299
                                                                                       1.396                 481,206
 BHFTI Harris Oakmark International Subaccount (Class A) (1/70)....................... 1.857                  11,727
                                                                                       2.455                  11,853
                                                                                       1.892                  16,711
                                                                                       1.759                  16,861
                                                                                       1.853                  21,389
                                                                                       1.977                  30,850
                                                                                       1.524                  31,022
                                                                                       1.186                  31,111
                                                                                       1.390                  69,958
                                                                                       1.201                  72,274

                     BRA -- SEPARATE ACCOUNT CHARGES 0.80% 3% AIR (CONTINUED)
                                                                                     UNIT VALUE AT
                                                                                      BEGINNING OF
PORTFOLIO NAME                                                                YEAR        YEAR
---------------------------------------------------------------------------- ------ ---------------
 BHFTI Invesco Comstock Subaccount (Class B) (5/09)......................... 2018   3.285
                                                                             2017   2.805
                                                                             2016   2.411
                                                                             2015   2.585
                                                                             2014   2.383
                                                                             2013   1.774
                                                                             2012   1.509
                                                                             2011   1.544
                                                                             2010   1.355
                                                                             2009   1.080
 BHFTI Invesco Small Cap Growth Subaccount (Class A) (1/70)................. 2018   2.706
                                                                             2017   2.171
                                                                             2016   1.959
                                                                             2015   2.003
                                                                             2014   1.867
                                                                             2013   1.339
                                                                             2012   1.139
                                                                             2011   1.158
                                                                             2010   0.923
                                                                             2009   0.693
 BHFTI JPMorgan Small Cap Value Subaccount (Class A) (1/70)................. 2018   2.044
                                                                             2017   1.989
                                                                             2016   1.532
                                                                             2015   1.665
                                                                             2014   1.604
                                                                             2013   1.213
                                                                             2012   1.058
                                                                             2011   1.186
                                                                             2010   1.000
                                                                             2009   0.781
 BHFTI Legg Mason Partners Managed Assets Subaccount (Class A) (1/70)....... 2009   1.069
 BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (1/70)............... 2016   1.943
                                                                             2015   1.996
                                                                             2014   1.914
                                                                             2013   1.783
                                                                             2012   1.588
                                                                             2011   1.527
                                                                             2010   1.360
                                                                             2009   1.000
 BHFTI MFS(R) Research International Subaccount (Class B) (4/07)............ 2018   1.870
                                                                             2017   1.471
                                                                             2016   1.495
                                                                             2015   1.535
                                                                             2014   1.662
                                                                             2013   1.405
                                                                             2012   1.214
                                                                             2011   1.370
                                                                             2010   1.240
                                                                             2009   0.950
 BHFTI MLA Mid Cap Subaccount (Class A) (4/07).............................. 2013   2.010
                                                                             2012   1.919
                                                                             2011   2.039
                                                                             2010   1.667
                                                                             2009   1.226
 BHFTI Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08)............ 2018   1.759
                                                                             2017   1.267
                                                                             2016   1.395
                                                                             2015   1.481
                                                                             2014   1.478
                                                                             2013   1.071
                                                                             2012   0.988
                                                                             2011   1.070
                                                                             2010   0.817
                                                                             2009   0.524
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (1/70)................ 2013   1.144
                                                                             2012   0.952
                                                                             2011   1.047
                                                                             2010   0.911
                                                                             2009   0.657



                                                                                              NUMBER OF UNITS
                                                                              UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                 END OF YEAR      END OF YEAR
---------------------------------------------------------------------------- --------------- ----------------
 BHFTI Invesco Comstock Subaccount (Class B) (5/09)......................... 2.862                  1,641
                                                                             3.285                  1,641
                                                                             2.805                  1,641
                                                                             2.411                  1,641
                                                                             2.585                  1,641
                                                                             2.383                  8,193
                                                                             1.774                 18,333
                                                                             1.509                 26,695
                                                                             1.544                 26,695
                                                                             1.355                 26,695
 BHFTI Invesco Small Cap Growth Subaccount (Class A) (1/70)................. 2.448                     --
                                                                             2.706                     --
                                                                             2.171                     --
                                                                             1.959                     --
                                                                             2.003                     --
                                                                             1.867                     --
                                                                             1.339                     --
                                                                             1.139                     --
                                                                             1.158                 28,861
                                                                             0.923                 28,861
 BHFTI JPMorgan Small Cap Value Subaccount (Class A) (1/70)................. 1.749                     --
                                                                             2.044                     --
                                                                             1.989                     --
                                                                             1.532                     --
                                                                             1.665                     --
                                                                             1.604                  3,496
                                                                             1.213                  3,496
                                                                             1.058                  3,496
                                                                             1.186                  5,777
                                                                             1.000                  5,777
 BHFTI Legg Mason Partners Managed Assets Subaccount (Class A) (1/70)....... 1.060                     --
 BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (1/70)............... 2.007                     --
                                                                             1.943                  9,017
                                                                             1.996                  3,338
                                                                             1.914                  3,338
                                                                             1.783                  3,338
                                                                             1.588                  3,338
                                                                             1.527                  3,338
                                                                             1.360                 81,483
 BHFTI MFS(R) Research International Subaccount (Class B) (4/07)............ 1.595                 16,069
                                                                             1.870                 16,069
                                                                             1.471                 16,069
                                                                             1.495                 20,499
                                                                             1.535                 20,499
                                                                             1.662                 52,309
                                                                             1.405                 52,495
                                                                             1.214                 82,072
                                                                             1.370                 62,829
                                                                             1.240                 56,506
 BHFTI MLA Mid Cap Subaccount (Class A) (4/07).............................. 2.184                     --
                                                                             2.010                 36,991
                                                                             1.919                 50,969
                                                                             2.039                 80,550
                                                                             1.667                135,814
 BHFTI Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08)............ 1.922                 25,843
                                                                             1.759                 25,843
                                                                             1.267                 31,806
                                                                             1.395                 31,806
                                                                             1.481                 31,806
                                                                             1.478                 31,806
                                                                             1.071                 31,806
                                                                             0.988                 31,806
                                                                             1.070                 31,806
                                                                             0.817                 16,451
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (1/70)................ 1.442                126,018
                                                                             1.144                140,206
                                                                             0.952                160,109
                                                                             1.047                199,656
                                                                             0.911                269,282

                                    BRA -- SEPARATE ACCOUNT CHARGES 0.80% 3% AIR (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 BHFTI PIMCO Inflation Protected Bond Subaccount (Class A) (4/07)........ 2018   1.477           1.434                 22,390
                                                                          2017   1.434           1.477                 22,954
                                                                          2016   1.375           1.434                 96,494
                                                                          2015   1.427           1.375                103,757
                                                                          2014   1.395           1.427                103,923
                                                                          2013   1.544           1.395                125,095
                                                                          2012   1.424           1.544                140,189
                                                                          2011   1.288           1.424                184,963
                                                                          2010   1.202           1.288                242,093
                                                                          2009   1.024           1.202                155,665
 BHFTI PIMCO Total Return Subaccount (Class B) (5/09).................... 2018   2.124           2.102                156,450
                                                                          2017   2.049           2.124                193,263
                                                                          2016   2.013           2.049                246,044
                                                                          2015   2.029           2.013                266,163
                                                                          2014   1.963           2.029                270,294
                                                                          2013   2.017           1.963                341,503
                                                                          2012   1.861           2.017                445,129
                                                                          2011   1.819           1.861                584,600
                                                                          2010   1.695           1.819                800,955
                                                                          2009   1.513           1.695                779,649
 BHFTI Pioneer Fund Subaccount (Class A) (1/70).......................... 2016   1.511           1.524                     --
                                                                          2015   1.522           1.511                 28,157
                                                                          2014   1.381           1.522                 30,625
                                                                          2013   1.046           1.381                 38,017
                                                                          2012   0.953           1.046                 38,326
                                                                          2011   1.007           0.953                 44,664
                                                                          2010   0.873           1.007                 45,031
                                                                          2009   0.710           0.873                 45,363
 BHFTI Pioneer Strategic Income Subaccount (Class A) (1/70).............. 2016   2.460           2.528                     --
                                                                          2015   2.512           2.460                 96,310
                                                                          2014   2.422           2.512                106,305
                                                                          2013   2.404           2.422                104,557
                                                                          2012   2.171           2.404                109,464
                                                                          2011   2.112           2.171                201,755
                                                                          2010   1.898           2.112                305,299
                                                                          2009   1.437           1.898                262,112
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (1/70)......... 2018   2.044           1.842                 40,265
                                                                          2017   1.762           2.044                 49,025
                                                                          2016   1.532           1.762                 49,614
                                                                          2015   1.601           1.532                 50,260
                                                                          2014   1.425           1.601                125,834
                                                                          2013   1.074           1.425                135,123
                                                                          2012   0.917           1.074                138,540
                                                                          2011   0.963           0.917                154,134
                                                                          2010   0.830           0.963                194,256
                                                                          2009   0.707           0.830                255,568
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)......... 2018   2.375           2.142                127,365
                                                                          2017   2.045           2.375                135,403
                                                                          2016   1.776           2.045                158,178
                                                                          2015   1.855           1.776                167,256
                                                                          2014   1.691           1.855                219,550
 BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (4/07)........ 2018   2.267           2.021                  4,258
                                                                          2017   2.087           2.267                  4,258
                                                                          2016   1.822           2.087                  4,258
                                                                          2015   2.018           1.822                  4,258
                                                                          2014   1.855           2.018                  4,258
                                                                          2013   1.435           1.855                  4,258
                                                                          2012   1.261           1.435                  4,258
                                                                          2011   1.320           1.261                  4,258
                                                                          2010   1.060           1.320                  6,410
                                                                          2009   0.845           1.060                 30,205

BRA -- SEPARATE ACCOUNT CHARGES 0.80% 3% AIR (CONTINUED)                          UNIT VALUE AT                   NUMBER OF
UNITS                                                                               BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                              YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------------- ------ --------------- --------------- ----------------
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class A) (1/70)................. 2018   1.978           1.955                  67,507
                                                                           2017   1.915           1.978                 101,897
                                                                           2016   1.872           1.915                 109,612
                                                                           2015   1.876           1.872                 120,202
                                                                           2014   1.766           1.876                 123,520
                                                                           2013   1.794           1.766                 139,232
                                                                           2012   1.682           1.794                 142,044
                                                                           2011   1.591           1.682                 214,501
                                                                           2010   1.480           1.591                 215,933
                                                                           2009   1.363           1.480                 321,376
 BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2018   1.811           1.840                  58,918
                                                                           2017   1.363           1.811                  64,002
                                                                           2016   1.373           1.363                 116,492
                                                                           2015   1.302           1.373                 180,493
                                                                           2014   1.206           1.302                 224,135
                                                                           2013   0.905           1.206                 251,180
                                                                           2012   0.798           0.905                 280,129
                                                                           2011   0.883           0.798                 319,756
                                                                           2010   0.743           0.883                 490,573
                                                                           2009   0.587           0.743                 558,824
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (1/70)....... 2018   1.204           1.216                  30,809
                                                                           2017   1.203           1.204                  50,414
                                                                           2016   1.208           1.203                  61,873
                                                                           2015   1.218           1.208                  56,938
                                                                           2014   1.228           1.218                  91,751
                                                                           2013   1.238           1.228                 126,529
                                                                           2012   1.248           1.238                 196,863
                                                                           2011   1.258           1.248                 256,146
                                                                           2010   1.268           1.258                 417,679
                                                                           2009   1.272           1.268                 799,869
 BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (1/70)....... 2018   1.569           1.516                  61,648
                                                                           2017   1.479           1.569                  64,635
                                                                           2016   1.426           1.479                  67,426
                                                                           2015   1.446           1.426                  70,267
                                                                           2014   1.396           1.446                  73,864
                                                                           2013   1.349           1.396                  78,621
                                                                           2012   1.246           1.349                  87,380
                                                                           2011   1.216           1.246                 118,708
                                                                           2010   1.114           1.216                 150,376
                                                                           2009   0.932           1.114                 249,694
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (1/70)....... 2018   1.664           1.578                 376,737
                                                                           2017   1.516           1.664                 339,879
                                                                           2016   1.440           1.516                 441,898
                                                                           2015   1.467           1.440                 463,074
                                                                           2014   1.410           1.467                 572,936
                                                                           2013   1.281           1.410                 580,654
                                                                           2012   1.159           1.281                 665,841
                                                                           2011   1.156           1.159                 976,247
                                                                           2010   1.045           1.156               1,540,765
                                                                           2009   0.852           1.045               2,354,070
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (1/70)....... 2018   1.736           1.616                 931,681
                                                                           2017   1.525           1.736                 624,117
                                                                           2016   1.435           1.525                 667,545
                                                                           2015   1.465           1.435                 712,146
                                                                           2014   1.406           1.465               1,027,681
                                                                           2013   1.201           1.406               1,451,579
                                                                           2012   1.069           1.201               1,693,377
                                                                           2011   1.093           1.069               1,960,489
                                                                           2010   0.973           1.093               2,095,407
                                                                           2009   0.776           0.973               2,493,846
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (1/70)....... 2018   1.868           1.703                 370,636
                                                                           2017   1.581           1.868                 468,209
                                                                           2016   1.473           1.581                 468,209
                                                                           2015   1.511           1.473                 766,813
                                                                           2014   1.447           1.511                 845,923
                                                                           2013   1.174           1.447                 895,178
                                                                           2012   1.025           1.174                 995,061
                                                                           2011   1.074           1.025               1,114,416
                                                                           2010   0.944           1.074               1,135,643
                                                                           2009   0.737           0.944               1,234,650

                       BRA -- SEPARATE ACCOUNT CHARGES 0.80% 3% AIR (CONTINUED)
                                                                                         UNIT VALUE AT
                                                                                          BEGINNING OF
PORTFOLIO NAME                                                                    YEAR        YEAR
-------------------------------------------------------------------------------- ------ ---------------
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)............. 2018   2.538
                                                                                 2017   2.222
                                                                                 2016   2.093
                                                                                 2015   2.057
                                                                                 2014   1.876
                                                                                 2013   1.568
                                                                                 2012   1.406
                                                                                 2011   1.366
                                                                                 2010   1.256
                                                                                 2009   1.076
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A)
 (4/08)......................................................................... 2018   2.158
                                                                                 2017   1.827
                                                                                 2016   1.715
                                                                                 2015   1.689
                                                                                 2014   1.539
                                                                                 2013   1.160
                                                                                 2012   1.036
                                                                                 2011   1.088
                                                                                 2010   0.980
                                                                                 2009   0.748
 BHFTII Capital Guardian U.S. Equity Subaccount (Class A) (4/07)................ 2009   0.651
 BHFTII FI Large Cap Subaccount (Class A) (1/70)................................ 2009   0.546
 BHFTII FI Value Leaders Subaccount (Class D) (1/70)............................ 2013   1.276
                                                                                 2012   1.112
                                                                                 2011   1.196
                                                                                 2010   1.053
                                                                                 2009   0.872
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (1/70)..................... 2018   2.413
                                                                                 2017   1.943
                                                                                 2016   1.861
                                                                                 2015   1.825
                                                                                 2014   1.656
                                                                                 2013   1.259
                                                                                 2012   1.145
                                                                                 2011   1.191
                                                                                 2010   1.043
                                                                                 2009   0.704
 BHFTII Jennison Growth Subaccount (Class B) (4/08)............................. 2018   2.202
                                                                                 2017   1.621
                                                                                 2016   1.636
                                                                                 2015   1.492
                                                                                 2014   1.383
                                                                                 2013   1.019
                                                                                 2012   0.889
                                                                                 2011   0.894
                                                                                 2010   0.810
                                                                                 2009   0.585
 BHFTII MetLife Aggregate Bond Index Subaccount (Class A) (11/07)............... 2018   1.998
                                                                                 2017   1.951
                                                                                 2016   1.921
                                                                                 2015   1.932
                                                                                 2014   1.840
                                                                                 2013   1.899
                                                                                 2012   1.843
                                                                                 2011   1.728
                                                                                 2010   1.642
                                                                                 2009   1.574
 BHFTII MetLife Aggressive Allocation Subaccount (Class B) (1/70)............... 2011   0.980
                                                                                 2010   0.854
                                                                                 2009   0.654



                                                                                                  NUMBER OF UNITS
                                                                                  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                     END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------- --------------- ----------------
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)............. 2.423                  32,528
                                                                                 2.538                  71,236
                                                                                 2.222                  96,065
                                                                                 2.093                 197,347
                                                                                 2.057                 237,485
                                                                                 1.876                 251,363
                                                                                 1.568                 261,055
                                                                                 1.406                 282,444
                                                                                 1.366                 443,410
                                                                                 1.256                 490,244
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A)
 (4/08)......................................................................... 2.139                  54,304
                                                                                 2.158                  65,297
                                                                                 1.827                  78,550
                                                                                 1.715                  57,899
                                                                                 1.689                  59,212
                                                                                 1.539                  71,176
                                                                                 1.160                  80,955
                                                                                 1.036                 133,522
                                                                                 1.088                 252,976
                                                                                 0.980                 292,241
 BHFTII Capital Guardian U.S. Equity Subaccount (Class A) (4/07)................ 0.646                      --
 BHFTII FI Large Cap Subaccount (Class A) (1/70)................................ 0.571                      --
 BHFTII FI Value Leaders Subaccount (Class D) (1/70)............................ 1.408                      --
                                                                                 1.276                 333,474
                                                                                 1.112                 513,974
                                                                                 1.196                 658,863
                                                                                 1.053                 712,351
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (1/70)..................... 2.255                  28,426
                                                                                 2.413                  28,800
                                                                                 1.943                  30,408
                                                                                 1.861                  34,146
                                                                                 1.825                  35,832
                                                                                 1.656                  40,625
                                                                                 1.259                  68,136
                                                                                 1.145                  73,529
                                                                                 1.191                 140,083
                                                                                 1.043                 145,810
 BHFTII Jennison Growth Subaccount (Class B) (4/08)............................. 2.187                      --
                                                                                 2.202                      --
                                                                                 1.621                      --
                                                                                 1.636                      --
                                                                                 1.492                      --
                                                                                 1.383                      --
                                                                                 1.019                   7,996
                                                                                 0.889                   7,996
                                                                                 0.894                   7,996
                                                                                 0.810                   7,996
 BHFTII MetLife Aggregate Bond Index Subaccount (Class A) (11/07)............... 1.979                 288,241
                                                                                 1.998                 321,037
                                                                                 1.951                 346,256
                                                                                 1.921                 376,177
                                                                                 1.932                 428,982
                                                                                 1.840                 498,515
                                                                                 1.899                 621,761
                                                                                 1.843                 744,863
                                                                                 1.728                 946,085
                                                                                 1.642               1,193,566
 BHFTII MetLife Aggressive Allocation Subaccount (Class B) (1/70)............... 1.064                      --
                                                                                 0.980                  23,011
                                                                                 0.854                  23,011

                     BRA -- SEPARATE ACCOUNT CHARGES 0.80% 3% AIR (CONTINUED)
                                                                                    UNIT VALUE AT
                                                                                     BEGINNING OF
PORTFOLIO NAME                                                               YEAR        YEAR
--------------------------------------------------------------------------- ------ ---------------
 BHFTII MetLife MSCI EAFE(R) Index Subaccount (Class A) (11/07)............ 2018    1.718
                                                                            2017    1.386
                                                                            2016    1.379
                                                                            2015    1.405
                                                                            2014    1.507
                                                                            2013    1.247
                                                                            2012    1.062
                                                                            2011    1.223
                                                                            2010    1.140
                                                                            2009    0.893
 BHFTII MetLife Russell 2000(R) Index Subaccount (Class A) (11/07)......... 2018    5.010
                                                                            2017    4.404
                                                                            2016    3.660
                                                                            2015    3.855
                                                                            2014    3.699
                                                                            2013    2.691
                                                                            2012    2.332
                                                                            2011    2.451
                                                                            2010    1.946
                                                                            2009    1.557
 BHFTII MetLife Stock Index Subaccount (Class A) (11/07)................... 2018    1.906
                                                                            2017    1.581
                                                                            2016    1.427
                                                                            2015    1.422
                                                                            2014    1.264
                                                                            2013    0.965
                                                                            2012    0.841
                                                                            2011    0.832
                                                                            2010    0.731
                                                                            2009    0.583
 BHFTII MFS(R) Total Return Subaccount (Class F) (1/70).................... 2018    2.681
                                                                            2017    2.408
                                                                            2016    2.228
                                                                            2015    2.253
                                                                            2014    2.095
                                                                            2013    1.778
                                                                            2012    1.610
                                                                            2011    1.588
                                                                            2010    1.457
                                                                            2009    1.241
 BHFTII MFS(R) Value Subaccount (Class A) (4/06)........................... 2018    3.058
                                                                            2017    2.612
                                                                            2016    2.302
                                                                            2015    2.324
                                                                            2014    2.114
                                                                            2013    1.570
                                                                            2012    1.357
                                                                            2011    1.356
                                                                            2010    1.227
                                                                            2009    1.024
 BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)............... 2018    3.695
                                                                            2017    3.218
                                                                            2016    2.733
                                                                            2015    2.739
                                                                            2014    2.761
                                                                            2013    2.199
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)......... 2018    3.947
                                                                            2017    3.247
                                                                            2016    2.936
                                                                            2015    2.888
                                                                            2014    2.730
                                                                            2013    1.909
                                                                            2012    1.660
                                                                            2011    1.650
                                                                            2010    1.235
                                                                            2009    0.898
 BHFTII Western Asset Management Strategic Bond Opportunities Subaccount
 (Class A) (5/16).......................................................... 2018   40.201
                                                                            2017   37.442
                                                                            2016   35.920



                                                                                             NUMBER OF UNITS
                                                                             UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                END OF YEAR      END OF YEAR
--------------------------------------------------------------------------- --------------- ----------------
 BHFTII MetLife MSCI EAFE(R) Index Subaccount (Class A) (11/07)............  1.467                148,286
                                                                             1.718                151,720
                                                                             1.386                187,788
                                                                             1.379                224,031
                                                                             1.405                246,550
                                                                             1.507                290,941
                                                                             1.247                318,028
                                                                             1.062                389,378
                                                                             1.223                468,222
                                                                             1.140                555,103
 BHFTII MetLife Russell 2000(R) Index Subaccount (Class A) (11/07).........  4.425                 80,614
                                                                             5.010                 84,458
                                                                             4.404                 96,813
                                                                             3.660                107,177
                                                                             3.855                122,714
                                                                             3.699                149,884
                                                                             2.691                190,501
                                                                             2.332                210,603
                                                                             2.451                242,297
                                                                             1.946                286,101
 BHFTII MetLife Stock Index Subaccount (Class A) (11/07)...................  1.804                735,140
                                                                             1.906                767,391
                                                                             1.581                815,647
                                                                             1.427                886,568
                                                                             1.422                964,062
                                                                             1.264              1,045,017
                                                                             0.965              1,095,347
                                                                             0.841              1,532,298
                                                                             0.832              1,856,180
                                                                             0.731              2,190,341
 BHFTII MFS(R) Total Return Subaccount (Class F) (1/70)....................  2.506                264,460
                                                                             2.681                331,648
                                                                             2.408                396,941
                                                                             2.228                430,117
                                                                             2.253                449,393
                                                                             2.095                534,350
                                                                             1.778                596,764
                                                                             1.610                741,145
                                                                             1.588                945,140
                                                                             1.457              1,227,953
 BHFTII MFS(R) Value Subaccount (Class A) (4/06)...........................  2.728                 93,435
                                                                             3.058                128,687
                                                                             2.612                138,167
                                                                             2.302                180,455
                                                                             2.324                198,019
                                                                             2.114                338,857
                                                                             1.570                 95,427
                                                                             1.357                156,764
                                                                             1.356                221,975
                                                                             1.227                310,762
 BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)...............  3.420                 18,979
                                                                             3.695                 18,979
                                                                             3.218                 18,979
                                                                             2.733                 18,979
                                                                             2.739                 28,061
                                                                             2.761                 36,991
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08).........  3.650                 44,348
                                                                             3.947                 69,615
                                                                             3.247                 78,116
                                                                             2.936                 89,960
                                                                             2.888                 94,869
                                                                             2.730                134,927
                                                                             1.909                177,030
                                                                             1.660                239,799
                                                                             1.650                271,252
                                                                             1.235                263,007
 BHFTII Western Asset Management Strategic Bond Opportunities Subaccount
 (Class A) (5/16).......................................................... 38.364                  3,721
                                                                            40.201                  5,924
                                                                            37.442                  7,037

                          BRA -- SEPARATE ACCOUNT CHARGES 0.80% 3% AIR (CONTINUED)
                                                                                              UNIT VALUE AT
                                                                                               BEGINNING OF
PORTFOLIO NAME                                                                         YEAR        YEAR
------------------------------------------------------------------------------------- ------ ---------------
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (1/70)......... 2018   1.794
                                                                                      2017   1.772
                                                                                      2016   1.761
                                                                                      2015   1.762
                                                                                      2014   1.725
                                                                                      2013   1.749
                                                                                      2012   1.703
                                                                                      2011   1.625
                                                                                      2010   1.546
                                                                                      2009   1.491
Delaware VIP Trust
 Delaware VIP(R) Small Cap Value Subaccount (Standard Class) (4/99).................. 2018   5.881
                                                                                      2017   5.291
                                                                                      2016   4.059
                                                                                      2015   4.363
                                                                                      2014   4.154
                                                                                      2013   3.136
                                                                                      2012   2.776
                                                                                      2011   2.836
                                                                                      2010   2.161
                                                                                      2009   1.653
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (5/01)...................... 2018   3.352
                                                                                      2017   2.779
                                                                                      2016   2.600
                                                                                      2015   2.610
                                                                                      2014   2.357
                                                                                      2013   1.814
                                                                                      2012   1.575
                                                                                      2011   1.633
                                                                                      2010   1.408
                                                                                      2009   1.047
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (5/01)....... 2018   2.794
                                                                                      2017   2.281
                                                                                      2016   2.239
                                                                                      2015   2.234
                                                                                      2014   2.035
                                                                                      2013   1.484
                                                                                      2012   1.224
                                                                                      2011   1.269
                                                                                      2010   1.084
                                                                                      2009   0.805
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)............................ 2018   4.566
                                                                                      2017   3.819
                                                                                      2016   3.439
                                                                                      2015   3.524
                                                                                      2014   3.350
                                                                                      2013   2.486
                                                                                      2012   2.187
                                                                                      2011   2.473
                                                                                      2010   1.939
                                                                                      2009   1.399
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/04)................. 2018   2.570
                                                                                      2017   1.845
                                                                                      2016   1.584
                                                                                      2015   1.986
                                                                                      2014   2.185
                                                                                      2013   2.223
                                                                                      2012   1.980
                                                                                      2011   2.372
                                                                                      2010   2.034
                                                                                      2009   1.188



                                                                                                       NUMBER OF UNITS
                                                                                       UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                          END OF YEAR      END OF YEAR
------------------------------------------------------------------------------------- --------------- ----------------
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (1/70)......... 1.800                128,699
                                                                                      1.794                155,288
                                                                                      1.772                159,104
                                                                                      1.761                186,746
                                                                                      1.762                206,756
                                                                                      1.725                211,787
                                                                                      1.749                287,569
                                                                                      1.703                317,722
                                                                                      1.625                373,035
                                                                                      1.546                459,686
Delaware VIP Trust
 Delaware VIP(R) Small Cap Value Subaccount (Standard Class) (4/99).................. 4.859                 20,693
                                                                                      5.881                 57,022
                                                                                      5.291                 57,022
                                                                                      4.059                 59,117
                                                                                      4.363                 62,109
                                                                                      4.154                 77,511
                                                                                      3.136                 81,785
                                                                                      2.776                 84,927
                                                                                      2.836                148,671
                                                                                      2.161                150,085
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (5/01)...................... 3.105                 50,797
                                                                                      3.352                 65,973
                                                                                      2.779                 67,480
                                                                                      2.600                 70,512
                                                                                      2.610                106,202
                                                                                      2.357                141,923
                                                                                      1.814                220,293
                                                                                      1.575                337,807
                                                                                      1.633                528,756
                                                                                      1.408                610,721
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (5/01)....... 2.628                  3,840
                                                                                      2.794                 32,646
                                                                                      2.281                 33,579
                                                                                      2.239                 39,002
                                                                                      2.234                 39,002
                                                                                      2.035                 39,002
                                                                                      1.484                  8,976
                                                                                      1.224                 14,225
                                                                                      1.269                 26,250
                                                                                      1.084                 14,225
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)............................ 3.860                 71,719
                                                                                      4.566                111,411
                                                                                      3.819                125,056
                                                                                      3.439                131,571
                                                                                      3.524                134,292
                                                                                      3.350                165,238
                                                                                      2.486                218,214
                                                                                      2.187                302,884
                                                                                      2.473                420,616
                                                                                      1.939                481,497
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/04)................. 2.147                  6,833
                                                                                      2.570                 12,546
                                                                                      1.845                 13,122
                                                                                      1.584                 13,602
                                                                                      1.986                 13,708
                                                                                      2.185                 26,329
                                                                                      2.223                 57,550
                                                                                      1.980                113,316
                                                                                      2.372                162,857
                                                                                      2.034                183,157

                        BRA -- SEPARATE ACCOUNT CHARGES 0.80% 3% AIR (CONTINUED)
                                                                                          UNIT VALUE AT
                                                                                           BEGINNING OF
PORTFOLIO NAME                                                                     YEAR        YEAR
--------------------------------------------------------------------------------- ------ ---------------
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04)........................ 2018   1.926
                                                                                  2017   1.663
                                                                                  2016   1.564
                                                                                  2015   1.687
                                                                                  2014   1.913
                                                                                  2013   1.568
                                                                                  2012   1.337
                                                                                  2011   1.508
                                                                                  2010   1.402
                                                                                  2009   1.032
Janus Aspen Series
 Janus Henderson Enterprise Subaccount (Service Shares) (5/01)................... 2018   3.144
                                                                                  2017   2.494
                                                                                  2016   2.242
                                                                                  2015   2.178
                                                                                  2014   1.956
                                                                                  2013   1.493
                                                                                  2012   1.287
                                                                                  2011   1.319
                                                                                  2010   1.059
                                                                                  2009   0.739
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)....... 2018   2.573
                                                                                  2017   2.230
                                                                                  2016   2.221
                                                                                  2015   2.279
                                                                                  2014   1.908
                                                                                  2013   1.301
                                                                                  2012   1.105
                                                                                  2011   1.087
                                                                                  2010   0.877
                                                                                  2009   0.657
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (5/01)........... 2014   1.676
                                                                                  2013   1.278
                                                                                  2012   1.120
                                                                                  2011   1.204
                                                                                  2010   1.041
                                                                                  2009   0.811
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (5/01)............ 2018   2.680
                                                                                  2017   2.259
                                                                                  2016   2.075
                                                                                  2015   2.059
                                                                                  2014   1.870
                                                                                  2013   1.450
                                                                                  2012   1.260
                                                                                  2011   1.238
                                                                                  2010   1.108
                                                                                  2009   0.915
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01)................. 2011   0.964
                                                                                  2010   0.869
                                                                                  2009   0.717
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (4/07)....... 2018   2.748
                                                                                  2017   2.325
                                                                                  2016   2.038
                                                                                  2015   2.146
                                                                                  2014   1.905
                                                                                  2013   1.524
                                                                                  2012   1.346
                                                                                  2011   1.257
                                                                                  2010   1.129
                                                                                  2009   0.926
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (3/99)........ 2018   2.815
                                                                                  2017   2.256
                                                                                  2016   2.118
                                                                                  2015   1.945
                                                                                  2014   1.720
                                                                                  2013   1.257
                                                                                  2012   1.053
                                                                                  2011   1.069
                                                                                  2010   0.981
                                                                                  2009   0.694



                                                                                                   NUMBER OF UNITS
                                                                                   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                      END OF YEAR      END OF YEAR
--------------------------------------------------------------------------------- --------------- ----------------
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04)........................ 1.615                 17,198
                                                                                  1.926                 17,652
                                                                                  1.663                 33,511
                                                                                  1.564                 34,037
                                                                                  1.687                 34,345
                                                                                  1.913                 50,855
                                                                                  1.568                 74,301
                                                                                  1.337                152,790
                                                                                  1.508                153,807
                                                                                  1.402                213,398
Janus Aspen Series
 Janus Henderson Enterprise Subaccount (Service Shares) (5/01)................... 3.098                  2,021
                                                                                  3.144                 45,716
                                                                                  2.494                 45,716
                                                                                  2.242                 45,716
                                                                                  2.178                 45,716
                                                                                  1.956                 45,716
                                                                                  1.493                128,633
                                                                                  1.287                124,861
                                                                                  1.319                148,183
                                                                                  1.059                149,828
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)....... 2.339                 39,743
                                                                                  2.573                 49,685
                                                                                  2.230                 52,134
                                                                                  2.221                 57,229
                                                                                  2.279                 64,791
                                                                                  1.908                 72,387
                                                                                  1.301                 86,605
                                                                                  1.105                160,401
                                                                                  1.087                245,214
                                                                                  0.877                391,955
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (5/01)........... 1.689                     --
                                                                                  1.676                221,905
                                                                                  1.278                272,389
                                                                                  1.120                336,201
                                                                                  1.204                341,927
                                                                                  1.041                418,721
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (5/01)............ 2.612                     --
                                                                                  2.680                 31,496
                                                                                  2.259                 34,602
                                                                                  2.075                 45,541
                                                                                  2.059                 45,541
                                                                                  1.870                 45,541
                                                                                  1.450                 27,294
                                                                                  1.260                 16,073
                                                                                  1.238                 25,241
                                                                                  1.108                 34,845
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01)................. 1.050                     --
                                                                                  0.964                  6,530
                                                                                  0.869                  6,530
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (4/07)....... 2.594                  2,746
                                                                                  2.748                  2,746
                                                                                  2.325                  2,746
                                                                                  2.038                  2,746
                                                                                  2.146                  7,710
                                                                                  1.905                  8,025
                                                                                  1.524                 13,170
                                                                                  1.346                 13,170
                                                                                  1.257                  8,727
                                                                                  1.129                  8,912
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (3/99)........ 2.793                  8,369
                                                                                  2.815                 14,466
                                                                                  2.256                 15,082
                                                                                  2.118                 36,250
                                                                                  1.945                 80,739
                                                                                  1.720                 85,331
                                                                                  1.257                 95,631
                                                                                  1.053                117,355
                                                                                  1.069                124,757
                                                                                  0.981                152,634

                       BRA -- SEPARATE ACCOUNT CHARGES 0.80% 3% AIR (CONTINUED)
                                                                                         UNIT VALUE AT
                                                                                          BEGINNING OF
PORTFOLIO NAME                                                                    YEAR        YEAR
-------------------------------------------------------------------------------- ------ ---------------
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (3/99)........ 2018   3.061
                                                                                 2017   2.687
                                                                                 2016   2.397
                                                                                 2015   2.488
                                                                                 2014   2.245
                                                                                 2013   1.710
                                                                                 2012   1.479
                                                                                 2011   1.421
                                                                                 2010   1.308
                                                                                 2009   1.059
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)....... 2018   3.080
                                                                                 2017   2.499
                                                                                 2016   2.381
                                                                                 2015   2.510
                                                                                 2014   2.431
                                                                                 2013   1.666
                                                                                 2012   1.406
                                                                                 2011   1.398
                                                                                 2010   1.126
                                                                                 2009   0.795
 LMPVET Equity Index Subaccount (Class II) (3/99)............................... 2009   0.721
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount
 (3/99)......................................................................... 2011   0.950
                                                                                 2010   0.923
                                                                                 2009   0.723
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Core Plus VIT Subaccount (5/99)........................... 2018   2.305
                                                                                 2017   2.197
                                                                                 2016   2.118
                                                                                 2015   2.110
                                                                                 2014   2.134
                                                                                 2013   1.970
                                                                                 2012   1.685
                                                                                 2011   1.658
                                                                                 2010   1.433
                                                                                 2009   0.903
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)......... 2011   1.045
                                                                                 2010   0.965
                                                                                 2009   0.828
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01)................ 2009   1.456
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (3/99)................... 2018   1.874
                                                                                 2017   1.618
                                                                                 2016   1.535
                                                                                 2015   1.575
                                                                                 2014   1.452
                                                                                 2013   1.233
                                                                                 2012   1.123
                                                                                 2011   1.132
                                                                                 2010   1.018
                                                                                 2009   0.835
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/03)............................. 2009   1.074
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01)......................... 2009   0.584
Wells Fargo Funds
 Wells Fargo VT Small Cap Value Subaccount (7/99)............................... 2018   1.820
                                                                                 2017   1.820
                                                                                 2016   1.698
                                                                                 2015   1.916
                                                                                 2014   1.849
                                                                                 2013   1.624
                                                                                 2012   1.436
                                                                                 2011   1.561
                                                                                 2010   1.342
                                                                                 2009   0.845



                                                                                                  NUMBER OF UNITS
                                                                                  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                     END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------- --------------- ----------------
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (3/99)........ 2.767                 3,880
                                                                                 3.061                 3,880
                                                                                 2.687                 3,880
                                                                                 2.397                 9,028
                                                                                 2.488                 9,028
                                                                                 2.245                 9,028
                                                                                 1.710                 9,028
                                                                                 1.479                26,579
                                                                                 1.421                42,831
                                                                                 1.308                58,898
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)....... 3.161                   531
                                                                                 3.080                   758
                                                                                 2.499                 1,008
                                                                                 2.381                 1,291
                                                                                 2.510                 2,357
                                                                                 2.431                 2,646
                                                                                 1.666                 2,965
                                                                                 1.406                 3,325
                                                                                 1.398                 3,706
                                                                                 1.126                22,507
 LMPVET Equity Index Subaccount (Class II) (3/99)............................... 0.703                    --
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount
 (3/99)......................................................................... 1.025                    --
                                                                                 0.950                55,887
                                                                                 0.923                61,767
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Core Plus VIT Subaccount (5/99)........................... 2.235                 5,027
                                                                                 2.305                 5,027
                                                                                 2.197                 5,027
                                                                                 2.118                 5,027
                                                                                 2.110                 5,027
                                                                                 2.134                 9,974
                                                                                 1.970                49,037
                                                                                 1.685                49,037
                                                                                 1.658                77,806
                                                                                 1.433                77,856
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)......... 1.035                    --
                                                                                 1.045                31,593
                                                                                 0.965                58,560
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01)................ 1.509                    --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (3/99)................... 1.842                 8,111
                                                                                 1.874                 8,111
                                                                                 1.618                 8,111
                                                                                 1.535                 8,111
                                                                                 1.575                31,853
                                                                                 1.452                40,398
                                                                                 1.233                46,460
                                                                                 1.123                49,147
                                                                                 1.132                73,971
                                                                                 1.018                83,090
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/03)............................. 1.045                    --
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01)......................... 0.600                    --
Wells Fargo Funds
 Wells Fargo VT Small Cap Value Subaccount (7/99)............................... 1.820                    --
                                                                                 1.820                    --
                                                                                 1.820                    --
                                                                                 1.698                 6,351
                                                                                 1.916                 6,351
                                                                                 1.849                 6,351
                                                                                 1.624                 6,351
                                                                                 1.436                 6,351
                                                                                 1.561                 6,351
                                                                                 1.342                 6,351

                             BRA -- SEPARATE ACCOUNT CHARGES 1.25% 140 FL
                                                                                         UNIT VALUE AT
                                                                                          BEGINNING OF
PORTFOLIO NAME                                                                    YEAR        YEAR
-------------------------------------------------------------------------------- ------ ---------------
Brighthouse Funds Trust I
 BHFTI Invesco Comstock Subaccount (Class B) (5/09)............................. 2018   1.791
                                                                                 2017   1.558
                                                                                 2016   1.364
                                                                                 2015   1.490
                                                                                 2014   1.399
                                                                                 2013   1.061
                                                                                 2012   0.920
                                                                                 2011   0.959
                                                                                 2010   0.858
                                                                                 2009   0.692
 BHFTI Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08)................ 2018   1.771
                                                                                 2017   1.300
                                                                                 2016   1.458
                                                                                 2015   1.576
                                                                                 2014   1.602
                                                                                 2013   1.183
                                                                                 2012   1.112
                                                                                 2011   1.227
                                                                                 2010   0.954
                                                                                 2009   0.623
 BHFTI PIMCO Total Return Subaccount (Class B) (5/09)........................... 2018   1.486
                                                                                 2017   1.460
                                                                                 2016   1.461
                                                                                 2015   1.500
                                                                                 2014   1.479
                                                                                 2013   1.548
                                                                                 2012   1.455
                                                                                 2011   1.448
                                                                                 2010   1.374
                                                                                 2009   1.242
Brighthouse Funds Trust II
 BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09).............. 2018   4.839
                                                                                 2017   3.710
                                                                                 2016   3.806
                                                                                 2015   3.678
                                                                                 2014   3.468
                                                                                 2013   2.653
                                                                                 2012   2.382
                                                                                 2011   2.687
                                                                                 2010   2.302
                                                                                 2009   1.841
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)............. 2018   5.153
                                                                                 2017   4.595
                                                                                 2016   4.410
                                                                                 2015   4.415
                                                                                 2014   4.101
                                                                                 2013   3.492
                                                                                 2012   3.191
                                                                                 2011   3.156
                                                                                 2010   2.956
                                                                                 2009   2.565
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A)
 (4/08)......................................................................... 2018   4.883
                                                                                 2017   4.211
                                                                                 2016   4.028
                                                                                 2015   4.040
                                                                                 2014   3.749
                                                                                 2013   2.880
                                                                                 2012   2.620
                                                                                 2011   2.804
                                                                                 2010   2.570
                                                                                 2009   2.000



                                                                                                  NUMBER OF UNITS
                                                                                  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                     END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------- --------------- ----------------
Brighthouse Funds Trust I
 BHFTI Invesco Comstock Subaccount (Class B) (5/09)............................. 1.532           --
                                                                                 1.791           --
                                                                                 1.558           --
                                                                                 1.364           --
                                                                                 1.490           --
                                                                                 1.399           --
                                                                                 1.061           --
                                                                                 0.920           --
                                                                                 0.959           --
                                                                                 0.858           --
 BHFTI Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08)................ 1.899           --
                                                                                 1.771           --
                                                                                 1.300           --
                                                                                 1.458           --
                                                                                 1.576           --
                                                                                 1.602           --
                                                                                 1.183           --
                                                                                 1.112           --
                                                                                 1.227           --
                                                                                 0.954           --
 BHFTI PIMCO Total Return Subaccount (Class B) (5/09)........................... 1.443           --
                                                                                 1.486           --
                                                                                 1.460           --
                                                                                 1.461           --
                                                                                 1.500           --
                                                                                 1.479           --
                                                                                 1.548           --
                                                                                 1.455           --
                                                                                 1.448           --
                                                                                 1.374           --
Brighthouse Funds Trust II
 BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09).............. 4.826           --
                                                                                 4.839           --
                                                                                 3.710           --
                                                                                 3.806           --
                                                                                 3.678           --
                                                                                 3.468           --
                                                                                 2.653           --
                                                                                 2.382           --
                                                                                 2.687           --
                                                                                 2.302           --
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)............. 4.829           --
                                                                                 5.153           --
                                                                                 4.595           --
                                                                                 4.410           --
                                                                                 4.415           --
                                                                                 4.101           --
                                                                                 3.492           --
                                                                                 3.191           --
                                                                                 3.156           --
                                                                                 2.956           --
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A)
 (4/08)......................................................................... 4.751           --
                                                                                 4.883           --
                                                                                 4.211           --
                                                                                 4.028           --
                                                                                 4.040           --
                                                                                 3.749           --
                                                                                 2.880           --
                                                                                 2.620           --
                                                                                 2.804           --
                                                                                 2.570           --

                                    BRA -- SEPARATE ACCOUNT CHARGES 1.25% 140 FL (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 BHFTII Jennison Growth Subaccount (Class B) (4/08)...................... 2018   2.390           2.330           --
                                                                          2017   1.792           2.390           --
                                                                          2016   1.842           1.792           --
                                                                          2015   1.711           1.842           --
                                                                          2014   1.616           1.711           --
                                                                          2013   1.213           1.616           --
                                                                          2012   1.078           1.213           --
                                                                          2011   1.105           1.078           --
                                                                          2010   1.019           1.105           --
                                                                          2009   0.750           1.019           --
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)....... 2018   3.206           2.910           --
                                                                          2017   2.686           3.206           --
                                                                          2016   2.474           2.686           --
                                                                          2015   2.480           2.474           --
                                                                          2014   2.388           2.480           --
                                                                          2013   1.701           2.388           --
                                                                          2012   1.507           1.701           --
                                                                          2011   1.525           1.507           --
                                                                          2010   1.163           1.525           --
                                                                          2009   0.861           1.163           --
Legg Mason Partners Variable Equity Trust
 LMPVET Equity Index Subaccount (Class II) (3/99)........................ 2009   0.601           0.583           --


Certain Subaccounts are subject to a cap or waiver of mortality and expense charges. Please see the Fee Table in the Prospectus for more information

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2018.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2017 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 02/25/05, The Travelers Series Trust-MFS(R) Emerging Growth Portfolio merged into Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, AIM Variable Insurance Funds-AIM V.I. Premier Equity Fund merged into AIM Variable Insurance Funds-AIM V.I. Core Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, Managed Assets Trust merged into Metropolitan Series Fund, Inc.-Legg Mason Partners Managed Assets Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-Black Rock Money Market Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Disciplined Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Stock Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Federated Stock Portfolio merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Met AIM Capital Appreciation Portfolio merged into Met Investors Series Trust - Met/AIM Capital Appreciation Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust - MFS(R) Value Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Strategic Income Portfolio-Class A merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio-Class D and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Strategic Equity Portfolio Trust merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio-Class D and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Total Return merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio-Class F and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, Oppenheimer Variable Account Funds-Oppenheimer Main Street Fund/VA-Service Shares was replaced Met Investors Series Trust-Lord Abbett Growth and Income Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06, Franklin Templeton Variable Insurance Products Trust-Mutual Shares Securities Fund-Class 2 Shares was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Delaware VIP Trust-Mutual VIP REIT Series-Standard Class was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Fidelity Variable Insurance Products-Fidelity Asset Manager Portfolio-Service Class 2 was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio-Class F and is no longer available as a funding option.

Effective on or about 05/01/06, Janus Aspen Series-Janus Aspen Balanced Portfolio-Service Shares was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio-Class F and is no longer available as a funding option.

Effective on or about 05/01/06, Franklin Templeton Variable Insurance Products Trust-Franklin Templeton Growth Securities Fund-Class 2 Shares was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06, Fidelity Variable Insurance Products Fund-VIP Asset Manager Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio-Class F and is no longer available as a funding option.

Effective on or about 11/13/06, Lazard Retirement Series, Inc.-Lazard Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(R) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio merged into Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Diversified Bond Portfolio was replaced by Metropolitan Series Fund, Inc.-Lehman Brothers(R) Aggregate Bond Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment International Stock Portfolio was replaced by Metropolitan Series Fund, Inc.-Morgan Stanley EAFE(R) Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Large Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Small Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-Russell 2000(R) Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Janus Aspen Series-Worldwide Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Putnam Variable Trust-Putnam VT Discovery Growth Fund was replaced by Met Investors Series Trust-Van Kampen Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Lazard Mid Cap Portfolio-Class B was exchanged into Met Investors Series Trust-Lazard Mid Cap Portfolio-Class A.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Enterprise Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason Global Currents Variable International All Cap Opportunity Portfolio was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio
- Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Dividend Strategy Portfolio was merged into Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Equity Income Builder Portfolio - Class I and is no longer available as a funding option.

Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio - Class B was merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio - Class B and is no longer available as a funding option.

Effective on or about 04/29/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Adjustable Rate Income Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio was merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-FI Value Leaders Portfolio - Class D was merged into Metropolitan Series Fund-MFS(R) Value Portfolio - Class A and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-Oppenheimer Global Equity Portfolio was merged into Met Investors Series Trust-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, Met Investors Series Trust-ClearBridge Aggressive Growth Portfolio II merged into Met Investors Series
Trust-ClearBridge Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, Legg Mason Partners Variable Equity Trust-ClearBridge Variable All Cap Value Portfolio - Class I was replaced by Met Investors Series Trust-T. Rowe Price Large Cap Value Portfolio - Class E and is no longer available as a funding option.

Effective on or about 11/07/2014, Legg Mason Partners Variable Equity Trust-Legg Mason Investment Counsel Variable Social Awareness Portfolio was reorganized into the Trust for Advised Portfolios-1919 Variable Socially Responsive Balanced Fund.

Effective on or about 4/29/2016, Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.

Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Strategic Income Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.

Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Fund Portfolio merged into Metropolitan Series Fund-Met/Wellington Core Equity Opportunities Portfolio and is no longer available as a funding option.

Effective on or about 4/29/2016, Wells Fargo Funds-VT Small Cap Value Fund - Class 2 liquidated its assets and is no longer available as a funding option.

                                   APPENDIX B
--------------------------------------------------------------------------------
             ADDITIONAL INFORMATION REGARDING THE UNDERLYING FUNDS



The Underlying Funds listed below (if any) were recently subject to a name change or merger. The chart below identifies the former name and new name of each of these Underlying Funds, and, where applicable, the former name and new name of the trust or company of which the Underlying Fund is part.


UNDERLYING FUND NAME CHANGES
----------------------------


THE FOLLOWING UNDERLYING FUND HAS BEEN RENAMED:




                    FORMER NAME                                        NEW NAME
--------------------------------------------------- ---------------------------------------------
BRIGHTHOUSE FUNDS TRUST I                           BRIGHTHOUSE FUNDS TRUST I
Morgan Stanley Mid Cap Growth Portfolio - Class B   Morgan Stanley Discovery Portfolio - Class B



UNDERLYING FUND MERGERS
-----------------------


THERE HAVE BEEN NO RECENT UNDERLYING FUND MERGERS.

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


                                   APPENDIX C
--------------------------------------------------------------------------------
           UNDERLYING FUNDS WITH DIFFERENT LEGAL AND MARKETING NAMES


            SERIES FUND/TRUST                    PORTFOLIO/SERIES                    MARKETING NAME
----------------------------------------- ------------------------------ -------------------------------------
American Funds Insurance Series(R)        Global Growth Fund             American Funds Global Growth Fund
American Funds Insurance Series(R)        Growth-Income Fund             American Funds Growth-Income
                                                                         Fund
American Funds Insurance Series(R)        Growth Fund                    American Funds Growth Fund
Fidelity(R) Variable Insurance Products   Contrafund(R) Portfolio        Fidelity VIP Contrafund(R) Portfolio
Fidelity(R) Variable Insurance Products   Dynamic Capital Appreciation   Fidelity VIP Dynamic Capital
                                          Portfolio                      Appreciation Portfolio
Fidelity(R) Variable Insurance Products   Mid Cap Portfolio              Fidelity VIP Mid Cap Portfolio

                   ANNUITY CONTRACT LEGAL AND MARKETING NAME


         ANNUITY CONTRACT          MARKETING NAME
--------------------------------- ---------------
Registered Fixed Account Option   Fixed Account

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


                                   APPENDIX D
--------------------------------------------------------------------------------
              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and the Company. A list of the contents of the Statement of Additional Information is set forth below:

The Insurance Company

Principal Underwriter

Custodian

Distribution and Principal Underwriting Agreement

Calculation of Annuity Unit Value

Advertisement of the Separate Account

Taxes

 Non-Qualified Annuity Contracts

 Diversification

 Changes to Tax Rules and Interpretations

 Qualified Annuity Contracts

 Types of Qualified Plans

 ERISA

 Federal Estate Taxes

 Generation-Skipping Transfer Tax

 Annuity Purchase Payments By Nonresident Aliens and Foreign Corporations

Independent Registered Public Accounting Firm

Condensed Financial Information

Financial Statements

COPIES OF THE STATEMENT OF ADDITIONAL INFORMATION ARE AVAILABLE WITHOUT CHARGE. TO REQUEST A COPY, PLEASE COMPLETE THE COUPON FOUND BELOW AND MAIL IT TO:
BRIGHTHOUSE LIFE INSURANCE COMPANY, 4700 WESTOWN PARKWAY, STE. 200, WEST DES MOINES, IA 50266.


Name:_______________________________________________________________






Address:_____________________________________________________________












Form SAI Book 21

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


                                   APPENDIX E
--------------------------------------------------------------------------------
WHAT YOU NEED TO KNOW IF YOU ARE A TEXAS OPTIONAL RETIREMENT PROGRAM
                                  PARTICIPANT


If You are a participant in the Texas Optional Retirement Program, Texas law permits Us to make withdrawals on Your behalf only if You die, retire or terminate employment in all Texas institutions of higher education, as defined under Texas law. Any withdrawal You ask for requires a written statement from the appropriate Texas institution of higher education verifying Your vesting status and (if applicable) termination of employment. Also, We require a written statement from You that You are not transferring employment to another Texas institution of higher education. If You retire or terminate employment in all Texas institutions of higher education or die before being vested, amounts provided by the state's matching contribution will be refunded to the appropriate Texas institution. We may change these restrictions or add others without Your consent to the extent necessary to maintain compliance with the law.

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


                                   APPENDIX F
--------------------------------------------------------------------------------
                                COMPETING FUNDS


The Underlying Funds listed below are Competing Funds: defined as any investment option under the Plan which, in Our opinion consists primarily of fixed income securities and/or money market instruments.

   o   BlackRock Ultra-Short Term Bond Portfolio

   o   Black Rock High Yield Portfolio

   o   BlackRock Bond Income Portfolio

   o   MetLife Aggregate Bond Index Portfolio

   o   Western Asset Core Plus VIT Portfolio

   o   PIMCO Inflation Protection Bond Portfolio

   o   PIMCO Total Return Portfolio

   o   Western Asset Management Strategic Bond Opportunities Portfolio

   o   Western Asset Management U.S. Government Portfolio

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


                                   APPENDIX G
--------------------------------------------------------------------------------
         WAIVER OF WITHDRAWAL CHARGE FOR NURSING HOME CONFINEMENT RIDER



                     NOT AVAILABLE UNDER SECTION 457 PLANS
        NOT AVAILABLE IF OWNER IS AGE 71 OR OLDER ON THE CONTRACT DATE.


       PLEASE REFER TO YOUR CONTRACT FOR STATE VARIATIONS OF THIS WAIVER.
              (NOT AVAILABLE IN MASSACHUSETTS, NEW YORK AND TEXAS)

If, after the first Contract Year and before the Maturity Date, the Annuitant begins confinement in an eligible nursing home, You may surrender or make withdrawal, subject to the maximum withdrawal amount described below, without incurring a withdrawal charge. In order for the Company to waive the withdrawal charge, the withdrawal must be made during continued confinement in an eligible nursing home after the qualifying period has been satisfied, or within sixty
(60) days after such confinement ends. The qualifying period is confinement in an eligible nursing home for ninety (90) consecutive days. We will require proof of confinement in a form satisfactory to Us, which may include certification by a licensed physician that such confinement is medically necessary.

An eligible nursing home is defined as an institution or special nursing unit of a hospital which:

   (a) is Medicare approved as a provider of skilled nursing care services; and

   (b) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism, mental illness or drug abuse.


                                       OR

Meets all of the following standards:

   (a) is licensed as a nursing care facility by the state in which it is licensed;

   (b) is either a freestanding facility or a distinct part of another facility such as a ward, wing, unit or swing-bed of a hospital or other facility;

   (c) provides nursing care to individuals who are not able to care for themselves and who require nursing care;

   (d) provides, as a primary function, nursing care and room and board; and charges for these services;

   (e) provides care under the supervision of a licensed physician, registered nurse (RN) or licensed practical nurse (LPN);

   (f) may provide care by a licensed physical, respiratory, occupational or speech therapist; and

   (g) is not, other than in name only, an acute care hospital, a home for the aged, a retirement home, a rest home, a community living center, or a place mainly for the treatment of alcoholism, mental illness or drug abuse.

Filing a claim: You must provide the Company with written notice of a claim during continued confinement after the 90-day qualifying period, or within sixty days after such confinement ends.

The maximum withdrawal amount for which We will waive the withdrawal charge is the Contract Value on the next Valuation Date following written proof of claim, less any Purchase Payments and associated credits made within a one-year period before confinement in an eligible nursing home begins, less any Purchase Payments and associated credits made on or after the Annuitant's 71st birthday.

We will pay any withdrawal requested under the scope of this waiver as soon as We receive proper written proof of Your claim, and We will pay the withdrawal in a lump sum. You should consult with Your personal tax adviser regarding the tax impact of any withdrawals taken from Your Contract.

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


                                   APPENDIX H
--------------------------------------------------------------------------------
                               PREMIUM TAX TABLE


If You are a resident of one of the following jurisdictions, the percentage amount listed by that jurisdiction is the premium tax rate applicable to Your Contract.


                           QUALIFIED     NON-QUALIFIED
                           CONTRACTS       CONTRACTS
                          -----------   --------------
California(1)..........     0.50%           2.35%
Florida(2).............     1.00%           1.00%
Maine(3)...............     0.00%           2.00%
Nevada(4)..............     0.00%           3.50%
Puerto Rico(5).........     1.00%           1.00%
South Dakota(6)........     0.00%           1.25%
West Virginia..........     1.00%           1.00%
Wyoming(4).............     0.00%           1.00%

------------
1  California applies the qualified tax rate to plans that qualify under the following Code sections: 401(a), 403(b), 404, 408(b) and 501(a).
2  Annuity premiums are exempt from taxation provided the tax savings are passed back to the contract holders. Otherwise, they are taxable at 1%.
3  Maine applies the qualified tax rate to plans that qualify under the following Code sections: 401, 403, 403(b), 404, 408, 457 and 501.
4  Nevada and Wyoming apply the qualified tax rate to plans that qualify under the following Code sections: 401, 403, 404, 408, 457 and 501.
5 We will not deduct premium taxes paid by Us to Puerto Rico from purchase payments, account balances, withdrawals, death benefits or income payments.
6 Special rate applies for large case annuity policies. Rate is 0.08% for that portion of the annuity considerations received on a contract exceeding $500,000 annually. Special rate on large case policies is not subject to retaliation. South Dakota applies the qualified tax rate to plans that qualify under the following Code sections: 401, 403(b), 404, 408, 457 and 501(a).

                     BRIGHTHOUSE RETIREMENT ACCOUNT ANNUITY


                      STATEMENT OF ADDITIONAL INFORMATION


                                     DATED



                                 APRIL 29, 2019



                         FOR VARIABLE ANNUITY CONTRACTS


           BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES


                                   ISSUED BY


                       BRIGHTHOUSE LIFE INSURANCE COMPANY


This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Prospectus dated April

29, 2019. A copy of the Variable Annuity Contract Prospectus may be obtained by writing to Brighthouse Life Insurance Company, 4700 Westown Parkway, Ste. 200,

West Des Moines, IA 50266, or by calling 1-800-842-9406, or by accessing the

Securities and Exchange Commission's website at http://www.sec.gov.
                                                ------------------


The SAI contains information in addition to the information described in the Prospectus for the Variable Annuity Contracts (the "Contract(s)") offered by Brighthouse Life Insurance Company ("we", "our", or the "Company").






























                                                                    BLIC-Book-21

                               TABLE OF CONTENTS



                                                                                PAGE
                                                                               -----
THE INSURANCE COMPANY.........................................................    2
SERVICES......................................................................    2
PRINCIPAL UNDERWRITER.........................................................    3
CUSTODIAN.....................................................................    3
PRINCIPAL UNDERWRITING AND DISTRIBUTION AGREEMENT.............................    3
CALCULATION OF ANNUITY UNIT VALUE.............................................    4
ADVERTISEMENT OF THE SEPARATE ACCOUNT.........................................    4
TAXES.........................................................................    6
   Diversification............................................................    6
   Changes to Tax Rules and Interpretations...................................    6
   Qualified Annuity Contracts................................................    7
   Types of Qualified Plans...................................................    7
   ERISA......................................................................    7
   Federal Estate Taxes.......................................................    8
   Generation-Skipping Transfer Tax...........................................    8
   Annuity Purchase Payments By Nonresident Aliens and Foreign Entities.......    8
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.................................    8
CONDENSED FINANCIAL INFORMATION -- BRA........................................   10
FINANCIAL STATEMENTS..........................................................   55

                             THE INSURANCE COMPANY


Brighthouse Life Insurance Company ("BLIC" or the "Company") is a Delaware corporation originally incorporated in Connecticut in 1863. Prior to March 6, 2017, BLIC was known as MetLife Insurance Company USA. BLIC is licensed to conduct business in all U.S. states (except New York), the District of Columbia, Puerto Rico, Guam, the U.S. Virgin Islands, the British Virgin Islands and the Bahamas. BLIC is an indirect, wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc. ("BHF"), a publicly-traded company. Prior to August 4, 2017, the Company was an indirect wholly-owned subsidiary of MetLife, Inc. On that date, MetLife, Inc. distributed approximately 80.8% of BHF's common stock to holders of MetLife Inc.'s common stock, and BHF became a separate, publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the United States. BLIC's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.


BRIGHTHOUSE LIFE INSURANCE COMPANY HISTORY

MetLife Insurance Company USA: From the close of business on November 14, 2014
-----------------------------
to March 6, 2017, BLIC was called MetLife Insurance Company USA (MetLife USA). MetLife USA was established following the close of business on November 14, 2014, when MetLife Investors USA Insurance Company, a wholly-owned subsidiary of MetLife Insurance Company of Connecticut, MetLife Investors Insurance Company and Exeter Reassurance Company, Ltd. were merged into MetLife Insurance Company of Connecticut, and MetLife Insurance Company of Connecticut was then renamed MetLife Insurance Company USA. Simultaneously, MetLife Insurance Company USA changed its domicile from Connecticut to the state of Delaware. As a result of this merger, MetLife USA assumed legal ownership of all of the assets of these predecessor companies, including assets held in the separate accounts, and became responsible for administering the contracts and paying any benefits due under all contracts issued by each of its corporate predecessors. These predecessor companies that issued contracts on and prior to November 14, 2014 were the following:

    o  MetLife Insurance Company of Connecticut: MetLife Insurance Company of
       ----------------------------------------
        Connecticut (MICC), originally chartered in Connecticut in 1863, was known as Travelers Insurance Company prior to May 1, 2006. MICC changed its name to MetLife Insurance Company USA and its state of domicile to Delaware after November 14, 2014 as described under "MetLife Insurance Company USA" above.

       o  MetLife Life and Annuity Company of Connecticut: MetLife Life and
          -----------------------------------------------
           Annuity Company of Connecticut (MLAC), originally chartered in Connecticut in 1973, was known as Travelers Life and Annuity Company prior to May 1, 2006. On or about December 7, 2007, MLAC merged with and into MICC.

    o  MetLife Investors USA Insurance Company: MetLife Investors USA
       ---------------------------------------
        Insurance Company (MLI USA), originally chartered in Delaware in 1960, was known as Security First Life Insurance Company prior to January 8, 2001. MLI USA was merged into BLIC after the close of business on November 14, 2014, as described under "MetLife Insurance Company USA" above.

    o  MetLife Investors Insurance Company: MetLife Investors Insurance
       -----------------------------------
        Company (MLI), originally chartered in Missouri in 1981, was known as Cova Financial Services Life Insurance Company prior to February 12, 2001. MLI was merged into BLIC after the close of business on November 14, 2014, as described under "MetLife Insurance Company USA" above.

       o  MetLife Investors Insurance Company of California: MetLife Investors
          -------------------------------------------------
           Insurance Company of California (MLI-CA), originally chartered in California in 1972, was known as Cova Financial Life Insurance Company prior to February 12, 2001. On November 9, 2006 MLI-CA merged with and into MLI.



                                    SERVICES

BLIC maintains certain books and records of Brighthouse Separate Account Eleven for Variable Annuities (the "Separate Account") and provides certain issuance and other administrative services for the Contracts. Pursuant to a services agreement, Computer Sciences Corporation, through its affiliate Alliance-One Services, Inc., provides certain other administrative and recordkeeping services for the Contracts as well as other contracts and policies issued by BLIC.

                             PRINCIPAL UNDERWRITER

Brighthouse Securities, LLC ("Brighthouse Securities") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. Brighthouse Securities' principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277. Brighthouse Securities and the Company are affiliates because they are both under common control of Brighthouse Financial, Inc.


                                   CUSTODIAN

Brighthouse Life Insurance Company, 11225 North Community House Road, Charlotte, NC 28277, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.


               PRINCIPAL UNDERWRITING AND DISTRIBUTION AGREEMENT

Information about the distribution of the Contracts is contained in the prospectus (see "Other Information -- Distribution of the Variable Annuity Contracts"). Additional information is provided below.

Under the terms of the Principal Underwriting and Distribution Agreement among the Separate Account, Brighthouse Securities and the Company, Brighthouse Securities acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses Brighthouse Securities for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by the principal underwriter. MetLife Investors Distribution Company was the recipient of these commissions for the periods preceding March 6, 2017. Brighthouse Securities was the recipient of these commissions thereafter.


                            UNDERWRITING COMMISSIONS
------------------------



              UNDERWRITING COMMISSIONS PAID     AMOUNT OF UNDERWRITING
                TO THE DISTRIBUTOR BY THE     COMMISSIONS RETAINED BY THE
    YEAR                 COMPANY                      DISTRIBUTOR
------------ ------------------------------- ----------------------------
 2018........$604,739,251                    $0
 2017........$599,512,866                    $0
 2016........$568,161,672                    $0


The Company and Brighthouse Securities have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and Brighthouse Securities pay separate, additional compensation to the broker-dealer firms for services the broker-dealer firms provide in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer firms, the hiring and training of the broker-dealer firms' sales personnel, the sponsoring of conferences and seminars by the broker-dealer firms, or general marketing services performed by the broker-dealer firms. The broker-dealer firms may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contract, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firms or based on the length of time that a Contract Owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by Brighthouse Securities or the Company out of their own assets and will not result in any additional direct charge to You. Such compensation may cause the broker dealer firms and their registered representatives to favor the Company's products.


The principal underwriter or the Company paid the following amounts during 2018. The amount of additional compensation (noncommission amounts) paid to selected broker-dealer firms during 2018 is $23,600*. The amount of commissions paid to selected broker-dealer firms during 2018 is $421,625. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected broker-dealer firms during 2018 is $445,225*.

* For purposes of calculating this range, the additional compensation (non-commission) amounts received by a selling firm includes additional compensation received by the firm for the sale of insurance products issued by our affiliates Brighthouse Life Insurance Company of NY.

The following list sets forth the names of broker-dealer firms that have entered into preferred distribution arrangements with the Company and Brighthouse Securities under which the broker-dealer firms received additional compensation in 2018 in connection with the sale of Our Variable Annuity contracts, variable life policies and other insurance products (including the Contracts). The broker-dealer firms are listed in alphabetical order:


Cetera Advisor Networks LLC

There are other broker-dealer firms who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE. We may reduce or eliminate the withdrawal charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the withdrawal charge where such reduction or elimination would be unfairly discriminatory to any person.


                       CALCULATION OF ANNUITY UNIT VALUE

The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to
(a) the value of the Annuity Unit on the preceding business day, multiplied by
(b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the Valuation Period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a Valuation Period of one day is 1.000081 and, for a period of two days, is 1.000081 - 1.000081.)


                     ADVERTISEMENT OF THE SEPARATE ACCOUNT

From time to time We advertise the performance of various Separate Account investment divisions. For the investment divisions, this performance will be stated in terms of either "yield", "change in Accumulation Unit Value," "change in Annuity Unit Value" or "average annual total return" or some combination of the foregoing. Yield, change in Accumulation Unit Value, change in Annuity Unit Value and average annual total return figures are based on historical earnings and are not intended to indicate future performance. Yield figures quoted in advertisements state the net income generated by an investment in a particular Investment Division for a thirty-day period or month, which is specified in the advertisement, and then expressed as a percentage yield of that investment. Yield is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to this formula 2[(a-b/cd+1)6-1], where "a" represents dividends and interest earned during the period; "b" represents expenses accrued for the period (net of reimbursements); "c" represents the average daily number of shares outstanding during the period that were entitled to receive dividends; and "d" represents the maximum offering price per share on the last day of the period. This percentage yield is then compounded semiannually. For the money market Investment Division, We state yield for a seven day period. Change in Accumulation Unit Value or Annuity Unit Value ("Non-Standard Performance") refers to the comparison between values of accumulation units or annuity units over specified periods in which an Investment Division has been in operation, expressed as a percentages and may also be expressed as an annualized figure. In addition, change in Accumulation Unit Value or Annuity Unit Value may be used to illustrate performance for a hypothetical investment (such as $10,000) over the time period specified. Change in Accumulation Unit Value is expressed by this formula [UV\1\/UV\0\ (annualization factor)]-1, where UV\1\ represents the current unit value and UV\0\ represents the prior unit value. The annualization factor can be either (1/number of years) or (365/number of days). Yield and change in Accumulation Unit Value figures do not reflect the possible imposition of a Withdrawal Charge for the Contracts, of up to 9% of the amount withdrawn attributable to a purchase payment, which may result in a lower figure being experienced by the investor. Average annual total return ("Standard Performance") differs from the change in Accumulation Unit Value and Annuity Unit Value because it assumes a steady rate of return and reflects all expenses and applicable withdrawal charges. Average annual total return is calculated by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods that would equate the initial amount invested to the ending redeemable value, according to this formula P(1+T)n=ERV, where "P" represents a hypothetical initial payment of $1,000; "T" represents average annual total return; "n" represents number of years; and "ERV" represents ending redeemable value of a hypothetical $1,000 payment made at the beginning of 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year period (or fractional portion). Performance figures will vary among the various classes of the Contracts and the investment divisions as a result of different Separate Account charges and withdrawal charges since the Investment Division inception date, which is the date the corresponding Portfolio or predecessor Portfolio was first offered under the Separate Account that funds the Contract.

Performance may be calculated based upon historical performance of the underlying Portfolios of the Brighthouse Funds Trust I, Brighthouse Funds Trust II, American Funds Insurance Series(Reg. TM), Delaware VIP(Reg. TM) Trust, Fidelity(Reg. TM) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust and Trust for Advised Portfolios and may assume that the Contracts were in existence prior to their inception date. After the inception date, actual accumulation unit or annuity unit data is used.

Historical performance information should not be relied on as a guarantee of future performance results.

Advertisements regarding the Separate Account may contain comparisons of hypothetical after-tax returns of currently taxable investments versus returns of tax deferred investments. From time to time, the Separate Account may compare the performance of its investment divisions with the performance of common stocks, long-term government bonds, long-term corporate bonds, intermediate-term government bonds, Treasury Bills, certificates of deposit and savings accounts. The Separate Account may use the Consumer Price Index in its advertisements as a measure of inflation for comparison purposes. From time to time, the Separate Account may advertise its performance ranking among similar investments or compare its performance to averages as compiled by independent organizations, such as Lipper Analytical Services, Inc., Morningstar, Inc., VARDS(Reg. TM) and The Wall Street Journal. The Separate Account may also advertise its performance in comparison to appropriate indices, such as the Standard & Poor's 500 Composite Stock Price Index, the Standard & Poor's Mid Cap 400 Index, the Standard & Poor's North American Technology Sector Index, the Standard & Poor's North American Natural Resources Sector Index, the S&P/LSTA Leveraged Loan Index, the Russell 3000 Growth Index, the Russell 3000 Value Index, the Russell 2000(Reg. TM) Index, the Russell MidCap Index, the Russell MidCap Growth Index, the Russell MidCap Value Index, the Russell 2000(Reg. TM) Growth Index, the Russell 2000(Reg. TM) Value Index, the Russell 1000 Index, the Russell 1000 Growth Index, the Russell 1000 Value Index, the NASDAQ Composite Index, the MSCI World Index, the MSCI All Country World Index, the MSCI All Country World ex- U.S. Index, the MSCI World ex-U.S. Small Cap Index, the MSCI All Country World Small Cap Index, the MSCI U.S. Small Cap Growth Index, the MSCI Emerging Markets Index, the MSCI EAFE(Reg. TM) Index, the Lipper Intermediate Investment Grade Debt Funds Average, the Lipper Global Small-Cap Funds Average, the Lipper Capital Appreciation Funds Index, the Lipper Growth Funds Index, the Lipper Growth & Income Funds Index, the Dow Jones Moderate Index, the Dow Jones Moderately Aggressive Index, the Dow Jones Moderately Conservative Index, the Dow Jones Aggressive Index, the Dow Jones Conservative Index, the Dow Jones U.S. Small-Cap Total Stock Market Index, the Citigroup World Government Bond Index, the Citigroup World Government Bond Index (WGBI) ex-U.S., the Bloomberg Barclays U.S. Aggregate Bond Index, the Bloomberg Barclays U.S. Credit Index, the Bloomberg Barclays U.S. Government/Credit 1-3 Year Index, the Bloomberg Barclays U.S. TIPS Index, the Bloomberg Barclays U.S. Universal Index, the Bloomberg Barclays U.S. Government Bond Index, the Bloomberg Barclays U.S. Intermediate Government Bond Index, the Bank of America Merrill Lynch High Yield Master II Constrained Index and Hybrid Index and the Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index. For purposes of presentation of Non-Standard Performance, We may assume the Contracts were in existence prior to the inception date of the Investment Divisions in the Separate Account that funds the Contract. In these cases, We calculate performance based on the historical performance of the underlying Portfolios for Brighthouse Funds Trust I, Brighthouse Funds Trust II, American Funds Insurance Series(Reg. TM), Delaware VIP(Reg. TM) Trust, Fidelity(Reg. TM) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust and Trust for Advised Portfolios since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the Investment Division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Contract had been introduced as of the Portfolio inception date. We may also present average annual total return calculations which reflect all Separate Account charges and applicable withdrawal charges since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the Investment Division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Contracts had been introduced as of the Portfolio inception date.

Past performance is no guarantee of future results.

We may demonstrate hypothetical future values of Account Values over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios. These presentations reflect the deduction of the Separate Account charge, the Annual Contract Fee, if any, and the weighted average of investment-related charges for all Portfolios to depict investment-related charges.

We may demonstrate hypothetical future values of Account Values for a specific Portfolio based upon the assumed rates of return previously described, the deduction of the Separate Account charge and the Annual Contract Fee, if any, and the investment-related charges for the specific Portfolio to depict investment-related charges.

We may demonstrate the hypothetical historical value of each optional benefit for a specified period based on historical net asset values of the Portfolios and the annuity purchase rate, if applicable, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and the Annual Contract Fee, if any, the investment-related charge and the charge for the optional benefit being illustrated.

We may demonstrate hypothetical future values of each optional benefit over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, the annuity purchase rate, if applicable, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and the Annual Contract Fee, if any, the weighted average of investment-related charges for all Portfolios to depict investment-related charges and the charge for the optional benefit being illustrated.

We may demonstrate hypothetical values of income payments over a specified period based on historical net asset values of the Portfolios and the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge, the investment-related charge and the Annual Contract Fee, if any.

We may demonstrate hypothetical future values of income payments over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge, the Annual Contract Fee, if any, and the weighted average of investment-related charges for all Portfolios to depict investment-related charges.

Any illustration should not be relied on as a guarantee of future results.


                                     TAXES


Non-Qualified Annuity Contracts

DIVERSIFICATION

In order for your non-qualified Contract to be considered an annuity contract for Federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the Contract. We believe that we satisfy and will continue to satisfy these diversification standards. Failure to meet these standards would result in immediate taxation to Contract owners of gains under their Contracts. Inadvertent failure to meet these standards may be correctable.

CHANGES TO TAX RULES AND INTERPRETATIONS

Changes to applicable tax rules and interpretations can adversely affect the tax treatment of your Contract. These changes may take effect retroactively.

We reserve the right to amend your Contract where necessary to maintain its status as a Variable Annuity Contract under Federal tax law and to protect You and other Contract owners in the Investment Divisions from adverse tax consequences.

THE 3.8 % SO-CALLED MEDICARE TAX described above will result in the following top tax rates on investment income:



Capital Gains   Dividends   Other
  23.8%         40.8%       40.8%

QUALIFIED ANNUITY CONTRACTS


Annuity contracts purchased through tax qualified plans are subject to limitations imposed by the Code and regulations as a condition of tax qualification. There are various types of tax qualified plans which have certain beneficial tax consequences for Contract owners and plan participants.

TYPES OF QUALIFIED PLANS


The following list includes individual account-type plans which may hold an annuity contract as described in the Prospectus. Except for Traditional IRAs, they are established by an employer for participation of its employees.

IRA


A traditional IRA is established by an individual under Section 408(a) or 408(b) of the Code. See also Roth IRAs below.


SEP


Established by a for-profit employer under Section 408(k) of the Code, based on IRA accounts for each participant. Generally, only employers make contributions. If the SEP IRA permits non-SEP contributions, an employee can make regular IRA contributions (including IRA catch up contributions) to the SEP IRA, up to the maximum annual limit.


401(k), 401(a)

Established by for-profit employers, Section 501(c)(3) tax exempt and non-tax exempt entities, Indian Tribes.


403(b) or Tax Sheltered Annuity ("TSA")


Established by Section 501(c)(3) tax exempt entities, public schools (K-12), public colleges, universities, churches, synagogues and mosques.

403(a) Annuity Plans

Similar in structure to 401(a) plans except that, instead of trusts, annuity contracts are the funding vehicle.

Roth Accounts

Individual or employee plan contributions made to certain plans on an after-tax basis. An IRA may be established as a Roth IRA under Section 408A, and 401(k), 403(b) and 457(b) plans may provide for Roth accounts.


Contributions to a Roth IRA are limited based on the level of your modified adjusted gross income.


Comparison of Plan Limits for Individual Contributions:



Plan Type        Elective Contribution   Catch-up Contribution
  IRA            $56,000                 $1,000
  401(k)         $19,000                 $6,000
  SEP/401(a)               (Employer contributions only)
  403(b) (TSA)   $19,000                 $6,000



Dollar limits are for 2019 and subject to cost-of-living adjustments in future years. Employer-sponsored individual account plans (other than 457(b) plans) may provide for additional employer contributions such that total annual plan contributions do not exceed the lesser of $56,000 and 100% of an employee's compensation for 2019.


ERISA

If your plan is subject to ERISA and You are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your Contract may be subject to your spouse's rights as described below.


Generally, the spouse must give qualified consent whenever You:


   1. Choose income payments other than on a qualified joint and survivor annuity basis ("QJSA") (one under which we make payments to You during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any): or choose to waive the qualified pre-retirement survivor annuity benefit ("QPSA") (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);

     2. Make certain withdrawals under plans for which a qualified consent is required;

     3.  Name someone other than the spouse as your beneficiary; or

     4.  Use your accrued benefit as security for a loan exceeding $5,000.


Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledge the identity of the designated beneficiary and the form of benefit be selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of the QJSA generally must be executed during the 180 day period (90 days for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If You die before benefits commence, your surviving spouse will be your beneficiary unless he or she has given a qualified consent otherwise.


The qualified consent to waive the QPSA benefit and the beneficiary designation must be made in writing that acknowledges the designated beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of beneficiary designations as long as a qualified consent accompanies each designation. The waiver of, and the qualified consent for, the QPSA benefit generally may not be given until the plan year in which You attain age 35. The waiver period for the QPSA ends on the date of your death.

If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.

plans (other than 457(b) plans) may provide for additional employer contributions such that total annual plan contributions do not to exceed the greater of $54,000 or 25% of an employee's compensation for 2017.

FEDERAL ESTATE TAXES


While no attempt is being made to discuss the Federal estate tax implications of the Contract, You should bear in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX


Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN ENTITIES


The discussion above provides general information regarding U.S. Federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state and foreign taxation with respect to an annuity contract purchase.


                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements and financial highlights comprising each of the Subaccounts of Brighthouse Separate Account Eleven for Variable Annuities included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The consolidated financial statements and related financial statement schedules of Brighthouse Life Insurance Company and subsidiaries included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such consolidated financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The principal business address of Deloitte & Touche LLP is 550 South Tryon Street, Suite 2500, Charlotte, North Carolina 28202-4200.

                       CONDENSED FINANCIAL INFORMATION --
                                      BRA
--------------------------------------------------------------------------------
The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.



                                   BRA -- SEPARATE ACCOUNT CHARGES 0.80% 5% AIR
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (5/04)................. 2018   3.224       2.909    --
                                                                           2017   2.472       3.224    --
                                                                           2016   2.477       2.472    --
                                                                           2015   2.335       2.477    --
                                                                           2014   2.300       2.335    --
                                                                           2013   1.795       2.300    --
                                                                           2012   1.476       1.795    --
                                                                           2011   1.633       1.476    --
                                                                           2010   1.473       1.633    --
                                                                           2009   1.044       1.473    --
 American Funds Growth Subaccount (Class 2) (5/04)........................ 2018   3.136       3.103    --
                                                                           2017   2.464       3.136    --
                                                                           2016   2.268       2.464    --
                                                                           2015   2.140       2.268    --
                                                                           2014   1.988       2.140    --
                                                                           2013   1.540       1.988    --
                                                                           2012   1.317       1.540    --
                                                                           2011   1.387       1.317    --
                                                                           2010   1.178       1.387    --
                                                                           2009   0.852       1.178    --
 American Funds Growth-Income Subaccount (Class 2) (5/04)................. 2018   2.678       2.609    --
                                                                           2017   2.206       2.678    --
                                                                           2016   1.994       2.206    --
                                                                           2015   1.981       1.994    --
                                                                           2014   1.805       1.981    --
                                                                           2013   1.363       1.805    --
                                                                           2012   1.170       1.363    --
                                                                           2011   1.201       1.170    --
                                                                           2010   1.086       1.201    --
                                                                           2009   0.834       1.086    --
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class A) (4/07)................... 2018   3.349       3.240    --
                                                                           2017   3.121       3.349    --
                                                                           2016   2.750       3.121    --
                                                                           2015   2.877       2.750    --
                                                                           2014   2.801       2.877    --
                                                                           2013   2.570       2.801    --
                                                                           2012   2.215       2.570    --
                                                                           2011   2.176       2.215    --
                                                                           2010   1.887       2.176    --
                                                                           2009   1.291       1.887    --
 BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)....... 2018   1.814       1.618    --
                                                                           2017   1.487       1.814    --
                                                                           2016   1.376       1.487    --
                                                                           2015   1.415       1.376    --
                                                                           2014   1.358       1.415    --
                                                                           2013   1.057       1.358    --
                                                                           2012   0.912       1.057    --
                                                                           2011   1.061       0.912    --
 BHFTI Brighthouse Small Cap Value Subaccount (Class B) (1/70)............ 2018   2.546       2.141    --

                                   BRA -- SEPARATE ACCOUNT CHARGES 0.80% 5% AIR (CONTINUED)
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                       2017   2.298       2.546    --
                                                                                       2016   1.765       2.298    --
                                                                                       2015   1.880       1.765    --
                                                                                       2014   1.864       1.880    --
                                                                                       2013   1.418       1.864    --
                                                                                       2012   1.212       1.418    --
                                                                                       2011   1.342       1.212    --
                                                                                       2010   1.128       1.342    --
                                                                                       2009   0.900       1.128    --
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)....... 2018   2.900       2.476    --
                                                                                       2017   2.273       2.900    --
                                                                                       2016   2.049       2.273    --
                                                                                       2015   2.392       2.049    --
                                                                                       2014   2.571       2.392    --
                                                                                       2013   2.723       2.571    --
                                                                                       2012   2.304       2.723    --
                                                                                       2011   2.848       2.304    --
                                                                                       2010   2.315       2.848    --
                                                                                       2009   1.379       2.315    --
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class A) (1/70)............... 2009   0.641       0.611    --
 BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07).......... 2018   2.217       2.061    --
                                                                                       2017   1.833       2.217    --
                                                                                       2016   1.706       1.833    --
                                                                                       2015   1.646       1.706    --
                                                                                       2014   1.461       1.646    --
                                                                                       2013   1.097       1.461    --
                                                                                       2012   0.975       1.097    --
                                                                                       2011   0.980       0.975    --
                                                                                       2010   0.880       0.980    --
                                                                                       2009   0.740       0.880    --
 BHFTI Clarion Global Real Estate Subaccount (Class A) (4/07)......................... 2018   1.375       1.250    --
                                                                                       2017   1.249       1.375    --
                                                                                       2016   1.245       1.249    --
                                                                                       2015   1.270       1.245    --
                                                                                       2014   1.126       1.270    --
                                                                                       2013   1.094       1.126    --
                                                                                       2012   0.874       1.094    --
                                                                                       2011   0.930       0.874    --
                                                                                       2010   0.806       0.930    --
                                                                                       2009   0.601       0.806    --
 BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (1/70)................... 2014   1.185       1.237    --
                                                                                       2013   0.925       1.185    --
                                                                                       2012   0.759       0.925    --
                                                                                       2011   0.826       0.759    --
                                                                                       2010   0.759       0.826    --
                                                                                       2009   0.534       0.759    --
 BHFTI ClearBridge Aggressive Growth Subaccount (Class A) (4/14)...................... 2018   1.602       1.481    --
                                                                                       2017   1.360       1.602    --
                                                                                       2016   1.332       1.360    --
                                                                                       2015   1.396       1.332    --
                                                                                       2014   1.233       1.396    --
 BHFTI Harris Oakmark International Subaccount (Class A) (1/70)....................... 2018   2.455       1.857    --
                                                                                       2017   1.892       2.455    --
                                                                                       2016   1.759       1.892    --
                                                                                       2015   1.853       1.759    --
                                                                                       2014   1.977       1.853    --
                                                                                       2013   1.524       1.977    --
                                                                                       2012   1.186       1.524    --
                                                                                       2011   1.390       1.186    --
                                                                                       2010   1.201       1.390    --
                                                                                       2009   0.779       1.201    --
 BHFTI Invesco Comstock Subaccount (Class B) (5/09)................................... 2018   3.285       2.862    --

                               BRA -- SEPARATE ACCOUNT CHARGES 0.80% 5% AIR (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2017   2.805       3.285    --
                                                                              2016   2.411       2.805    --
                                                                              2015   2.585       2.411    --
                                                                              2014   2.383       2.585    --
                                                                              2013   1.774       2.383    --
                                                                              2012   1.509       1.774    --
                                                                              2011   1.544       1.509    --
                                                                              2010   1.355       1.544    --
                                                                              2009   1.080       1.355    --
 BHFTI Invesco Small Cap Growth Subaccount (Class A) (1/70).................. 2018   2.706       2.448    --
                                                                              2017   2.171       2.706    --
                                                                              2016   1.959       2.171    --
                                                                              2015   2.003       1.959    --
                                                                              2014   1.867       2.003    --
                                                                              2013   1.339       1.867    --
                                                                              2012   1.139       1.339    --
                                                                              2011   1.158       1.139    --
                                                                              2010   0.923       1.158    --
                                                                              2009   0.693       0.923    --
 BHFTI Legg Mason Partners Managed Assets Subaccount (Class A) (1/70)........ 2009   1.069       1.060    --
 BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (1/70)................ 2016   1.943       2.007    --
                                                                              2015   1.996       1.943    --
                                                                              2014   1.914       1.996    --
                                                                              2013   1.783       1.914    --
                                                                              2012   1.588       1.783    --
                                                                              2011   1.527       1.588    --
                                                                              2010   1.360       1.527    --
                                                                              2009   1.000       1.360    --
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/07)....... 2018   1.870       1.595    --
                                                                              2017   1.471       1.870    --
                                                                              2016   1.495       1.471    --
                                                                              2015   1.535       1.495    --
                                                                              2014   1.662       1.535    --
                                                                              2013   1.405       1.662    --
                                                                              2012   1.214       1.405    --
                                                                              2011   1.370       1.214    --
                                                                              2010   1.240       1.370    --
                                                                              2009   0.950       1.240    --
 BHFTI MLA Mid Cap Subaccount (Class A) (4/07)............................... 2013   2.010       2.184    --
                                                                              2012   1.919       2.010    --
                                                                              2011   2.039       1.919    --
                                                                              2010   1.667       2.039    --
                                                                              2009   1.226       1.667    --
 BHFTI Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08)............. 2018   1.759       1.922    --
                                                                              2017   1.267       1.759    --
                                                                              2016   1.395       1.267    --
                                                                              2015   1.481       1.395    --
                                                                              2014   1.478       1.481    --
                                                                              2013   1.071       1.478    --
                                                                              2012   0.988       1.071    --
                                                                              2011   1.070       0.988    --
                                                                              2010   0.820       1.070    --
                                                                              2009   0.520       0.820    --
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (1/70)................. 2013   1.144       1.442    --
                                                                              2012   0.952       1.144    --
                                                                              2011   1.047       0.952    --
                                                                              2010   0.911       1.047    --
                                                                              2009   0.657       0.911    --
 BHFTI PIMCO Inflation Protected Bond Subaccount (Class A) (4/07)............ 2018   1.477       1.434    --
                                                                              2017   1.434       1.477    --
                                                                              2016   1.375       1.434    --
                                                                              2015   1.427       1.375    --
                                                                              2014   1.395       1.427    --
                                                                              2013   1.544       1.395    --
                                                                              2012   1.424       1.544    --
                                                                              2011   1.288       1.424    --
                                                                              2010   1.202       1.288    --
                                                                              2009   1.024       1.202    --

                             BRA -- SEPARATE ACCOUNT CHARGES 0.80% 5% AIR (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 BHFTI PIMCO Total Return Subaccount (Class B) (5/09).................... 2018   2.124       2.102    --
                                                                          2017   2.049       2.124    --
                                                                          2016   2.013       2.049    --
                                                                          2015   2.029       2.013    --
                                                                          2014   1.963       2.029    --
                                                                          2013   2.017       1.963    --
                                                                          2012   1.861       2.017    --
                                                                          2011   1.819       1.861    --
                                                                          2010   1.695       1.819    --
                                                                          2009   1.513       1.695    --
 BHFTI Pioneer Fund Subaccount (Class A) (1/70).......................... 2016   1.511       1.524    --
                                                                          2015   1.522       1.511    --
                                                                          2014   1.381       1.522    --
                                                                          2013   1.046       1.381    --
                                                                          2012   0.953       1.046    --
                                                                          2011   1.007       0.953    --
                                                                          2010   0.873       1.007    --
                                                                          2009   0.710       0.873    --
 BHFTI Pioneer Strategic Income Subaccount (Class A) (1/70).............. 2016   2.460       2.528    --
                                                                          2015   2.512       2.460    --
                                                                          2014   2.422       2.512    --
                                                                          2013   2.404       2.422    --
                                                                          2012   2.171       2.404    --
                                                                          2011   2.112       2.171    --
                                                                          2010   1.898       2.112    --
                                                                          2009   1.437       1.898    --
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (1/70)......... 2018   2.044       1.842    --
                                                                          2017   1.762       2.044    --
                                                                          2016   1.532       1.762    --
                                                                          2015   1.601       1.532    --
                                                                          2014   1.425       1.601    --
                                                                          2013   1.074       1.425    --
                                                                          2012   0.917       1.074    --
                                                                          2011   0.963       0.917    --
                                                                          2010   0.830       0.963    --
                                                                          2009   0.707       0.830    --
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)......... 2018   2.375       2.142    --
                                                                          2017   2.045       2.375    --
                                                                          2016   1.776       2.045    --
                                                                          2015   1.855       1.776    --
                                                                          2014   1.691       1.855    --
 BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (4/07)........ 2018   2.267       2.021    --
                                                                          2017   2.087       2.267    --
                                                                          2016   1.822       2.087    --
                                                                          2015   2.018       1.822    --
                                                                          2014   1.855       2.018    --
                                                                          2013   1.435       1.855    --
                                                                          2012   1.261       1.435    --
                                                                          2011   1.320       1.261    --
                                                                          2010   1.060       1.320    --
                                                                          2009   0.840       1.060    --
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class A) (1/70)................ 2018   1.978       1.955    --
                                                                          2017   1.915       1.978    --
                                                                          2016   1.872       1.915    --
                                                                          2015   1.876       1.872    --
                                                                          2014   1.766       1.876    --
                                                                          2013   1.794       1.766    --
                                                                          2012   1.682       1.794    --
                                                                          2011   1.591       1.682    --
                                                                          2010   1.480       1.591    --
                                                                          2009   1.363       1.480    --
 BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)....... 2018   1.811       1.840    --

                          BRA -- SEPARATE ACCOUNT CHARGES 0.80% 5% AIR (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2017   1.363
                                                                                           2016   1.373
                                                                                           2015   1.302
                                                                                           2014   1.206
                                                                                           2013   0.905
                                                                                           2012   0.798
                                                                                           2011   0.883
                                                                                           2010   0.743
                                                                                           2009   0.587
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (1/70)....................... 2018   1.204
                                                                                           2017   1.203
                                                                                           2016   1.208
                                                                                           2015   1.218
                                                                                           2014   1.228
                                                                                           2013   1.238
                                                                                           2012   1.248
                                                                                           2011   1.258
                                                                                           2010   1.268
                                                                                           2009   1.272
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (1/70)....................... 2018   1.664
                                                                                           2017   1.516
                                                                                           2016   1.440
                                                                                           2015   1.467
                                                                                           2014   1.410
                                                                                           2013   1.281
                                                                                           2012   1.159
                                                                                           2011   1.156
                                                                                           2010   1.045
                                                                                           2009   0.852
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (1/70)....................... 2018   1.736
                                                                                           2017   1.525
                                                                                           2016   1.435
                                                                                           2015   1.465
                                                                                           2014   1.406
                                                                                           2013   1.201
                                                                                           2012   1.069
                                                                                           2011   1.093
                                                                                           2010   0.973
                                                                                           2009   0.776
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (1/70)....................... 2018   1.868
                                                                                           2017   1.581
                                                                                           2016   1.473
                                                                                           2015   1.511
                                                                                           2014   1.447
                                                                                           2013   1.174
                                                                                           2012   1.025
                                                                                           2011   1.074
                                                                                           2010   0.944
                                                                                           2009   0.737
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)....................... 2018   2.538
                                                                                           2017   2.222
                                                                                           2016   2.093
                                                                                           2015   2.057
                                                                                           2014   1.876
                                                                                           2013   1.568
                                                                                           2012   1.406
                                                                                           2011   1.366
                                                                                           2010   1.256
                                                                                           2009   1.076
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 2018   2.158
                                                                                           2017   1.827
                                                                                           2016   1.715
                                                                                           2015   1.689
                                                                                           2014   1.539
                                                                                           2013   1.160
                                                                                           2012   1.036
                                                                                           2011   1.088
                                                                                           2010   0.980
                                                                                           2009   0.748



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.811    --
                                                                                           1.363    --
                                                                                           1.373    --
                                                                                           1.302    --
                                                                                           1.206    --
                                                                                           0.905    --
                                                                                           0.798    --
                                                                                           0.883    --
                                                                                           0.743    --
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (1/70)....................... 1.216    --
                                                                                           1.204    --
                                                                                           1.203    --
                                                                                           1.208    --
                                                                                           1.218    --
                                                                                           1.228    --
                                                                                           1.238    --
                                                                                           1.248    --
                                                                                           1.258    --
                                                                                           1.268    --
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (1/70)....................... 1.578    --
                                                                                           1.664    --
                                                                                           1.516    --
                                                                                           1.440    --
                                                                                           1.467    --
                                                                                           1.410    --
                                                                                           1.281    --
                                                                                           1.159    --
                                                                                           1.156    --
                                                                                           1.045    --
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (1/70)....................... 1.616    --
                                                                                           1.736    --
                                                                                           1.525    --
                                                                                           1.435    --
                                                                                           1.465    --
                                                                                           1.406    --
                                                                                           1.201    --
                                                                                           1.069    --
                                                                                           1.093    --
                                                                                           0.973    --
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (1/70)....................... 1.703    --
                                                                                           1.868    --
                                                                                           1.581    --
                                                                                           1.473    --
                                                                                           1.511    --
                                                                                           1.447    --
                                                                                           1.174    --
                                                                                           1.025    --
                                                                                           1.074    --
                                                                                           0.944    --
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)....................... 2.423    --
                                                                                           2.538    --
                                                                                           2.222    --
                                                                                           2.093    --
                                                                                           2.057    --
                                                                                           1.876    --
                                                                                           1.568    --
                                                                                           1.406    --
                                                                                           1.366    --
                                                                                           1.256    --
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 2.139    --
                                                                                           2.158    --
                                                                                           1.827    --
                                                                                           1.715    --
                                                                                           1.689    --
                                                                                           1.539    --
                                                                                           1.160    --
                                                                                           1.036    --
                                                                                           1.088    --
                                                                                           0.980    --

                                BRA -- SEPARATE ACCOUNT CHARGES 0.80% 5% AIR (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
 BHFTII Capital Guardian U.S. Equity Subaccount (Class A) (4/07)............... 2009   0.651       0.646    --
 BHFTII FI Large Cap Subaccount (Class A) (1/70)............................... 2009   0.546       0.571    --
 BHFTII FI Value Leaders Subaccount (Class D) (1/70)........................... 2013   1.276       1.408    --
                                                                                2012   1.112       1.276    --
                                                                                2011   1.196       1.112    --
                                                                                2010   1.053       1.196    --
                                                                                2009   0.872       1.053    --
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (1/70).................... 2018   2.413       2.255    --
                                                                                2017   1.943       2.413    --
                                                                                2016   1.861       1.943    --
                                                                                2015   1.825       1.861    --
                                                                                2014   1.656       1.825    --
                                                                                2013   1.259       1.656    --
                                                                                2012   1.145       1.259    --
                                                                                2011   1.191       1.145    --
                                                                                2010   1.043       1.191    --
                                                                                2009   0.704       1.043    --
 BHFTII Jennison Growth Subaccount (Class B) (4/08)............................ 2018   2.202       2.187    --
                                                                                2017   1.621       2.202    --
                                                                                2016   1.636       1.621    --
                                                                                2015   1.492       1.636    --
                                                                                2014   1.383       1.492    --
                                                                                2013   1.019       1.383    --
                                                                                2012   0.889       1.019    --
                                                                                2011   0.894       0.889    --
                                                                                2010   0.810       0.894    --
                                                                                2009   0.585       0.810    --
 BHFTII MetLife Aggregate Bond Index Subaccount (Class A) (11/07).............. 2018   1.998       1.979    --
                                                                                2017   1.951       1.998    --
                                                                                2016   1.921       1.951    --
                                                                                2015   1.932       1.921    --
                                                                                2014   1.840       1.932    --
                                                                                2013   1.899       1.840    --
                                                                                2012   1.843       1.899    --
                                                                                2011   1.728       1.843    --
                                                                                2010   1.642       1.728    --
                                                                                2009   1.574       1.642    --
 BHFTII MetLife Aggressive Allocation Subaccount (Class B) (1/70).............. 2011   0.980       1.064    --
                                                                                2010   0.854       0.980    --
                                                                                2009   0.654       0.854    --
 BHFTII MetLife MSCI EAFE(Reg. TM) Index Subaccount (Class A) (11/07).......... 2018   1.718       1.467    --
                                                                                2017   1.386       1.718    --
                                                                                2016   1.379       1.386    --
                                                                                2015   1.405       1.379    --
                                                                                2014   1.507       1.405    --
                                                                                2013   1.247       1.507    --
                                                                                2012   1.062       1.247    --
                                                                                2011   1.223       1.062    --
                                                                                2010   1.140       1.223    --
                                                                                2009   0.893       1.140    --
 BHFTII MetLife Russell 2000(Reg. TM) Index Subaccount (Class A) (11/07)....... 2018   5.010       4.425    --
                                                                                2017   4.404       5.010    --
                                                                                2016   3.660       4.404    --
                                                                                2015   3.855       3.660    --
                                                                                2014   3.699       3.855    --
                                                                                2013   2.691       3.699    --
                                                                                2012   2.332       2.691    --
                                                                                2011   2.451       2.332    --
                                                                                2010   1.946       2.451    --
                                                                                2009   1.557       1.946    --
 BHFTII MetLife Stock Index Subaccount (Class A) (11/07)....................... 2018   1.906       1.804    --

                          BRA -- SEPARATE ACCOUNT CHARGES 0.80% 5% AIR (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2017    1.581
                                                                                           2016    1.427
                                                                                           2015    1.422
                                                                                           2014    1.264
                                                                                           2013    0.965
                                                                                           2012    0.841
                                                                                           2011    0.832
                                                                                           2010    0.731
                                                                                           2009    0.583
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class F) (1/70)............................. 2018    2.681
                                                                                           2017    2.408
                                                                                           2016    2.228
                                                                                           2015    2.253
                                                                                           2014    2.095
                                                                                           2013    1.778
                                                                                           2012    1.610
                                                                                           2011    1.588
                                                                                           2010    1.457
                                                                                           2009    1.241
 BHFTII MFS(Reg. TM) Value Subaccount (Class A) (4/06).................................... 2018    3.058
                                                                                           2017    2.612
                                                                                           2016    2.302
                                                                                           2015    2.324
                                                                                           2014    2.114
                                                                                           2013    1.570
                                                                                           2012    1.357
                                                                                           2011    1.356
                                                                                           2010    1.227
                                                                                           2009    1.024
 BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13).............................. 2018    3.695
                                                                                           2017    3.218
                                                                                           2016    2.733
                                                                                           2015    2.739
                                                                                           2014    2.761
                                                                                           2013    2.199
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........................ 2018    3.947
                                                                                           2017    3.247
                                                                                           2016    2.936
                                                                                           2015    2.888
                                                                                           2014    2.730
                                                                                           2013    1.909
                                                                                           2012    1.660
                                                                                           2011    1.650
                                                                                           2010    1.235
                                                                                           2009    0.898
 BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16). 2018   40.201
   .
                                                                                           2017   37.442
                                                                                           2016   35.920
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (1/70).............. 2018    1.794
                                                                                           2017    1.772
                                                                                           2016    1.761
                                                                                           2015    1.762
                                                                                           2014    1.725
                                                                                           2013    1.749
                                                                                           2012    1.703
                                                                                           2011    1.625
                                                                                           2010    1.546
                                                                                           2009    1.491
Delaware VIP Trust
 Delaware VIP(Reg. TM) Small Cap Value Subaccount (Standard Class) (4/99)................. 2018    5.881
                                                                                           2017    5.291
                                                                                           2016    4.059
                                                                                           2015    4.363
                                                                                           2014    4.154
                                                                                           2013    3.136
                                                                                           2012    2.776
                                                                                           2011    2.836
                                                                                           2010    2.161
                                                                                           2009    1.653



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                            1.906        --
                                                                                            1.581        --
                                                                                            1.427        --
                                                                                            1.422        --
                                                                                            1.264        --
                                                                                            0.965        --
                                                                                            0.841        --
                                                                                            0.832        --
                                                                                            0.731        --
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class F) (1/70).............................  2.506        --
                                                                                            2.681        --
                                                                                            2.408        --
                                                                                            2.228        --
                                                                                            2.253        --
                                                                                            2.095        --
                                                                                            1.778        --
                                                                                            1.610        --
                                                                                            1.588        --
                                                                                            1.457        --
 BHFTII MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................  2.728        --
                                                                                            3.058        --
                                                                                            2.612        --
                                                                                            2.302        --
                                                                                            2.324        --
                                                                                            2.114        --
                                                                                            1.570        --
                                                                                            1.357        --
                                                                                            1.356        --
                                                                                            1.227        --
 BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)..............................  3.420        --
                                                                                            3.695        --
                                                                                            3.218        --
                                                                                            2.733        --
                                                                                            2.739        --
                                                                                            2.761        --
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........................  3.650        --
                                                                                            3.947        --
                                                                                            3.247        --
                                                                                            2.936        --
                                                                                            2.888        --
                                                                                            2.730        --
                                                                                            1.909        --
                                                                                            1.660        --
                                                                                            1.650        --
                                                                                            1.235        --
 BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16). 38.364        --
   .
                                                                                           40.201        --
                                                                                           37.442        --
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (1/70)..............  1.800        --
                                                                                            1.794        --
                                                                                            1.772        --
                                                                                            1.761        --
                                                                                            1.762        --
                                                                                            1.725        --
                                                                                            1.749        --
                                                                                            1.703        --
                                                                                            1.625        --
                                                                                            1.546        --
Delaware VIP Trust
 Delaware VIP(Reg. TM) Small Cap Value Subaccount (Standard Class) (4/99).................  4.859        --
                                                                                            5.881        --
                                                                                            5.291        --
                                                                                            4.059        --
                                                                                            4.363        --
                                                                                            4.154        --
                                                                                            3.136        --
                                                                                            2.776        --
                                                                                            2.836        --
                                                                                            2.161        --

                                 BRA -- SEPARATE ACCOUNT CHARGES 0.80% 5% AIR (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (5/01)............ 2018   3.352       3.105    --
                                                                                  2017   2.779       3.352    --
                                                                                  2016   2.600       2.779    --
                                                                                  2015   2.610       2.600    --
                                                                                  2014   2.357       2.610    --
                                                                                  2013   1.814       2.357    --
                                                                                  2012   1.575       1.814    --
                                                                                  2011   1.633       1.575    --
                                                                                  2010   1.408       1.633    --
                                                                                  2009   1.047       1.408    --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)........................ 2018   4.566       3.860    --
                                                                                  2017   3.819       4.566    --
                                                                                  2016   3.439       3.819    --
                                                                                  2015   3.524       3.439    --
                                                                                  2014   3.350       3.524    --
                                                                                  2013   2.486       3.350    --
                                                                                  2012   2.187       2.486    --
                                                                                  2011   2.473       2.187    --
                                                                                  2010   1.939       2.473    --
                                                                                  2009   1.399       1.939    --
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/04)............. 2018   2.570       2.147    --
                                                                                  2017   1.845       2.570    --
                                                                                  2016   1.584       1.845    --
                                                                                  2015   1.986       1.584    --
                                                                                  2014   2.185       1.986    --
                                                                                  2013   2.223       2.185    --
                                                                                  2012   1.980       2.223    --
                                                                                  2011   2.372       1.980    --
                                                                                  2010   2.034       2.372    --
                                                                                  2009   1.188       2.034    --
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04)........................ 2018   1.926       1.615    --
                                                                                  2017   1.663       1.926    --
                                                                                  2016   1.564       1.663    --
                                                                                  2015   1.687       1.564    --
                                                                                  2014   1.913       1.687    --
                                                                                  2013   1.568       1.913    --
                                                                                  2012   1.337       1.568    --
                                                                                  2011   1.508       1.337    --
                                                                                  2010   1.402       1.508    --
                                                                                  2009   1.032       1.402    --
Janus Aspen Series
 Janus Henderson Enterprise Subaccount (Service Shares) (5/01)................... 2018   3.144       3.098    --
                                                                                  2017   2.494       3.144    --
                                                                                  2016   2.242       2.494    --
                                                                                  2015   2.178       2.242    --
                                                                                  2014   1.956       2.178    --
                                                                                  2013   1.493       1.956    --
                                                                                  2012   1.287       1.493    --
                                                                                  2011   1.319       1.287    --
                                                                                  2010   1.059       1.319    --
                                                                                  2009   0.739       1.059    --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)....... 2018   2.573       2.339    --
                                                                                  2017   2.230       2.573    --
                                                                                  2016   2.221       2.230    --
                                                                                  2015   2.279       2.221    --
                                                                                  2014   1.908       2.279    --
                                                                                  2013   1.301       1.908    --
                                                                                  2012   1.105       1.301    --
                                                                                  2011   1.087       1.105    --
                                                                                  2010   0.877       1.087    --
                                                                                  2009   0.657       0.877    --
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (5/01)........... 2014   1.676       1.689    --
                                                                                  2013   1.278       1.676    --
                                                                                  2012   1.120       1.278    --
                                                                                  2011   1.204       1.120    --
                                                                                  2010   1.041       1.204    --
                                                                                  2009   0.811       1.041    --

                                 BRA -- SEPARATE ACCOUNT CHARGES 0.80% 5% AIR (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (5/01)............ 2018   2.680       2.612    --
                                                                                  2017   2.259       2.680    --
                                                                                  2016   2.075       2.259    --
                                                                                  2015   2.059       2.075    --
                                                                                  2014   1.870       2.059    --
                                                                                  2013   1.450       1.870    --
                                                                                  2012   1.260       1.450    --
                                                                                  2011   1.238       1.260    --
                                                                                  2010   1.108       1.238    --
                                                                                  2009   0.915       1.108    --
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01)................. 2011   0.964       1.050    --
                                                                                  2010   0.869       0.964    --
                                                                                  2009   0.717       0.869    --
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (4/07)....... 2018   2.748       2.594    --
                                                                                  2017   2.325       2.748    --
                                                                                  2016   2.038       2.325    --
                                                                                  2015   2.146       2.038    --
                                                                                  2014   1.905       2.146    --
                                                                                  2013   1.524       1.905    --
                                                                                  2012   1.346       1.524    --
                                                                                  2011   1.260       1.346    --
                                                                                  2010   1.130       1.260    --
                                                                                  2009   0.930       1.130    --
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (3/99)........ 2018   2.815       2.793    --
                                                                                  2017   2.256       2.815    --
                                                                                  2016   2.118       2.256    --
                                                                                  2015   1.945       2.118    --
                                                                                  2014   1.720       1.945    --
                                                                                  2013   1.257       1.720    --
                                                                                  2012   1.053       1.257    --
                                                                                  2011   1.069       1.053    --
                                                                                  2010   0.981       1.069    --
                                                                                  2009   0.694       0.981    --
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)........ 2018   3.080       3.161    --
                                                                                  2017   2.499       3.080    --
                                                                                  2016   2.381       2.499    --
                                                                                  2015   2.510       2.381    --
                                                                                  2014   2.431       2.510    --
                                                                                  2013   1.666       2.431    --
                                                                                  2012   1.406       1.666    --
                                                                                  2011   1.398       1.406    --
                                                                                  2010   1.126       1.398    --
                                                                                  2009   0.795       1.126    --
 LMPVET Equity Index Subaccount (Class II) (3/99)................................ 2009   0.721       0.703    --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Core Plus VIT Subaccount (5/99)............................ 2018   2.305       2.235    --
                                                                                  2017   2.197       2.305    --
                                                                                  2016   2.118       2.197    --
                                                                                  2015   2.110       2.118    --
                                                                                  2014   2.134       2.110    --
                                                                                  2013   1.970       2.134    --
                                                                                  2012   1.685       1.970    --
                                                                                  2011   1.658       1.685    --
                                                                                  2010   1.433       1.658    --
                                                                                  2009   0.903       1.433    --
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01)................. 2009   1.456       1.509    --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (3/99).................... 2018   1.874       1.842    --
                                                                                  2017   1.618       1.874    --
                                                                                  2016   1.535       1.618    --
                                                                                  2015   1.575       1.535    --
                                                                                  2014   1.452       1.575    --
                                                                                  2013   1.233       1.452    --
                                                                                  2012   1.123       1.233    --
                                                                                  2011   1.132       1.123    --
                                                                                  2010   1.018       1.132    --
                                                                                  2009   0.835       1.018    --

                      BRA -- SEPARATE ACCOUNT CHARGES 0.80% 5% AIR (CONTINUED)
                                                                       UNIT      UNIT     NUMBER OF
                                                                      VALUE      VALUE      UNITS
                                                                        AT        AT     OUTSTANDING
                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                               YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------- ------ ----------- -------- ------------
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/03)........ 2009   1.074       1.045    --





                                    BRA -- SEPARATE ACCOUNT CHARGES 0.80% 25 FL
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
Brighthouse Funds Trust I
 BHFTI Invesco Comstock Subaccount (Class B) (5/09)....................... 2018   2.194       1.907    --
                                                                           2017   1.878       2.194    --
                                                                           2016   1.618       1.878    --
                                                                           2015   1.739       1.618    --
                                                                           2014   1.608       1.739    --
                                                                           2013   1.200       1.608    --
                                                                           2012   1.024       1.200    --
                                                                           2011   1.050       1.024    --
                                                                           2010   0.924       1.050    --
                                                                           2009   0.738       0.924    --
 BHFTI Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08).......... 2018   2.320       2.529    --
                                                                           2017   1.676       2.320    --
                                                                           2016   1.850       1.676    --
                                                                           2015   1.969       1.850    --
                                                                           2014   1.969       1.969    --
                                                                           2013   1.431       1.969    --
                                                                           2012   1.324       1.431    --
                                                                           2011   1.437       1.324    --
                                                                           2010   1.100       1.437    --
                                                                           2009   0.707       1.100    --
 BHFTI PIMCO Total Return Subaccount (Class B) (5/09)..................... 2018   1.947       1.922    --
                                                                           2017   1.883       1.947    --
                                                                           2016   1.854       1.883    --
                                                                           2015   1.874       1.854    --
                                                                           2014   1.817       1.874    --
                                                                           2013   1.872       1.817    --
                                                                           2012   1.731       1.872    --
                                                                           2011   1.696       1.731    --
                                                                           2010   1.584       1.696    --
                                                                           2009   1.417       1.584    --
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class A) (1/70)................. 2018   1.887       1.861    --
                                                                           2017   1.832       1.887    --
                                                                           2016   1.795       1.832    --
                                                                           2015   1.804       1.795    --
                                                                           2014   1.702       1.804    --
                                                                           2013   1.733       1.702    --
                                                                           2012   1.629       1.733    --
                                                                           2011   1.545       1.629    --
                                                                           2010   1.441       1.545    --
                                                                           2009   1.330       1.441    --
 BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2018   7.012       7.106    --
                                                                           2017   5.291       7.012    --
                                                                           2016   5.342       5.291    --
                                                                           2015   5.079       5.342    --
                                                                           2014   4.714       5.079    --
                                                                           2013   3.549       4.714    --
                                                                           2012   3.136       3.549    --
                                                                           2011   3.480       3.136    --
                                                                           2010   2.935       3.480    --
                                                                           2009   2.322       2.935    --
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)....... 2018   8.529       8.122    --

                           BRA -- SEPARATE ACCOUNT CHARGES 0.80% 25 FL (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2017   7.485
                                                                                           2016   7.070
                                                                                           2015   6.965
                                                                                           2014   6.367
                                                                                           2013   5.335
                                                                                           2012   4.798
                                                                                           2011   4.671
                                                                                           2010   4.305
                                                                                           2009   3.697
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 2018   7.076
                                                                                           2017   6.005
                                                                                           2016   5.653
                                                                                           2015   5.579
                                                                                           2014   5.096
                                                                                           2013   3.852
                                                                                           2012   3.449
                                                                                           2011   3.632
                                                                                           2010   3.277
                                                                                           2009   2.509
 BHFTII Jennison Growth Subaccount (Class B) (4/08)....................................... 2018   3.072
                                                                                           2017   2.266
                                                                                           2016   2.293
                                                                                           2015   2.096
                                                                                           2014   1.948
                                                                                           2013   1.440
                                                                                           2012   1.259
                                                                                           2011   1.269
                                                                                           2010   1.152
                                                                                           2009   0.834
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........................ 2018   4.475
                                                                                           2017   3.691
                                                                                           2016   3.345
                                                                                           2015   3.299
                                                                                           2014   3.126
                                                                                           2013   2.191
                                                                                           2012   1.911
                                                                                           2011   1.903
                                                                                           2010   1.428
                                                                                           2009   1.041
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (1/70).............. 2018   1.712
                                                                                           2017   1.695
                                                                                           2016   1.688
                                                                                           2015   1.694
                                                                                           2014   1.663
                                                                                           2013   1.690
                                                                                           2012   1.650
                                                                                           2011   1.578
                                                                                           2010   1.505
                                                                                           2009   1.455



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           8.529    --
                                                                                           7.485    --
                                                                                           7.070    --
                                                                                           6.965    --
                                                                                           6.367    --
                                                                                           5.335    --
                                                                                           4.798    --
                                                                                           4.671    --
                                                                                           4.305    --
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 6.995    --
                                                                                           7.076    --
                                                                                           6.005    --
                                                                                           5.653    --
                                                                                           5.579    --
                                                                                           5.096    --
                                                                                           3.852    --
                                                                                           3.449    --
                                                                                           3.632    --
                                                                                           3.277    --
 BHFTII Jennison Growth Subaccount (Class B) (4/08)....................................... 3.043    --
                                                                                           3.072    --
                                                                                           2.266    --
                                                                                           2.293    --
                                                                                           2.096    --
                                                                                           1.948    --
                                                                                           1.440    --
                                                                                           1.259    --
                                                                                           1.269    --
                                                                                           1.152    --
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........................ 4.128    --
                                                                                           4.475    --
                                                                                           3.691    --
                                                                                           3.345    --
                                                                                           3.299    --
                                                                                           3.126    --
                                                                                           2.191    --
                                                                                           1.911    --
                                                                                           1.903    --
                                                                                           1.428    --
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (1/70).............. 1.713    --
                                                                                           1.712    --
                                                                                           1.695    --
                                                                                           1.688    --
                                                                                           1.694    --
                                                                                           1.663    --
                                                                                           1.690    --
                                                                                           1.650    --
                                                                                           1.578    --
                                                                                           1.505    --





                            BRA -- SEPARATE ACCOUNT CHARGES 0.80% 43 FL
                                                                       UNIT      UNIT     NUMBER OF
                                                                      VALUE      VALUE      UNITS
                                                                        AT        AT     OUTSTANDING
                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                               YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------- ------ ----------- -------- ------------
Brighthouse Funds Trust I
 BHFTI Invesco Comstock Subaccount (Class B) (5/09)........ 2018   2.144       1.860    --
                                                            2017   1.839       2.144    --
                                                            2016   1.587       1.839    --
                                                            2015   1.709       1.587    --
                                                            2014   1.583       1.709    --
                                                            2013   1.184       1.583    --
                                                            2012   1.012       1.184    --
                                                            2011   1.040       1.012    --
                                                            2010   0.916       1.040    --
                                                            2009   0.733       0.916    --

                           BRA -- SEPARATE ACCOUNT CHARGES 0.80% 43 FL (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 BHFTI Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08).......................... 2018   2.251
                                                                                           2017   1.629
                                                                                           2016   1.801
                                                                                           2015   1.920
                                                                                           2014   1.924
                                                                                           2013   1.401
                                                                                           2012   1.298
                                                                                           2011   1.412
                                                                                           2010   1.082
                                                                                           2009   0.697
 BHFTI PIMCO Total Return Subaccount (Class B) (5/09)..................................... 2018   1.888
                                                                                           2017   1.829
                                                                                           2016   1.805
                                                                                           2015   1.827
                                                                                           2014   1.775
                                                                                           2013   1.832
                                                                                           2012   1.698
                                                                                           2011   1.666
                                                                                           2010   1.559
                                                                                           2009   1.396
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class A) (1/70)................................. 2018   1.825
                                                                                           2017   1.774
                                                                                           2016   1.742
                                                                                           2015   1.753
                                                                                           2014   1.657
                                                                                           2013   1.691
                                                                                           2012   1.592
                                                                                           2011   1.512
                                                                                           2010   1.413
                                                                                           2009   1.307
 BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)........................ 2018   6.725
                                                                                           2017   5.084
                                                                                           2016   5.142
                                                                                           2015   4.898
                                                                                           2014   4.554
                                                                                           2013   3.435
                                                                                           2012   3.040
                                                                                           2011   3.380
                                                                                           2010   2.856
                                                                                           2009   2.262
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)....................... 2018   8.059
                                                                                           2017   7.085
                                                                                           2016   6.704
                                                                                           2015   6.617
                                                                                           2014   6.059
                                                                                           2013   5.087
                                                                                           2012   4.583
                                                                                           2011   4.469
                                                                                           2010   4.127
                                                                                           2009   3.548
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 2018   6.786
                                                                                           2017   5.770
                                                                                           2016   5.442
                                                                                           2015   5.380
                                                                                           2014   4.923
                                                                                           2013   3.728
                                                                                           2012   3.344
                                                                                           2011   3.528
                                                                                           2010   3.189
                                                                                           2009   2.446
 BHFTII Jennison Growth Subaccount (Class B) (4/08)....................................... 2018   2.986



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 BHFTI Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08).......................... 2.449    --
                                                                                           2.251    --
                                                                                           1.629    --
                                                                                           1.801    --
                                                                                           1.920    --
                                                                                           1.924    --
                                                                                           1.401    --
                                                                                           1.298    --
                                                                                           1.412    --
                                                                                           1.082    --
 BHFTI PIMCO Total Return Subaccount (Class B) (5/09)..................................... 1.861    --
                                                                                           1.888    --
                                                                                           1.829    --
                                                                                           1.805    --
                                                                                           1.827    --
                                                                                           1.775    --
                                                                                           1.832    --
                                                                                           1.698    --
                                                                                           1.666    --
                                                                                           1.559    --
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class A) (1/70)................................. 1.796    --
                                                                                           1.825    --
                                                                                           1.774    --
                                                                                           1.742    --
                                                                                           1.753    --
                                                                                           1.657    --
                                                                                           1.691    --
                                                                                           1.592    --
                                                                                           1.512    --
                                                                                           1.413    --
 BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)........................ 6.804    --
                                                                                           6.725    --
                                                                                           5.084    --
                                                                                           5.142    --
                                                                                           4.898    --
                                                                                           4.554    --
                                                                                           3.435    --
                                                                                           3.040    --
                                                                                           3.380    --
                                                                                           2.856    --
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)....................... 7.660    --
                                                                                           8.059    --
                                                                                           7.085    --
                                                                                           6.704    --
                                                                                           6.617    --
                                                                                           6.059    --
                                                                                           5.087    --
                                                                                           4.583    --
                                                                                           4.469    --
                                                                                           4.127    --
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 6.697    --
                                                                                           6.786    --
                                                                                           5.770    --
                                                                                           5.442    --
                                                                                           5.380    --
                                                                                           4.923    --
                                                                                           3.728    --
                                                                                           3.344    --
                                                                                           3.528    --
                                                                                           3.189    --
 BHFTII Jennison Growth Subaccount (Class B) (4/08)....................................... 2.953    --

                                  BRA -- SEPARATE ACCOUNT CHARGES 0.80% 43 FL (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                    2017   2.207       2.986    --
                                                                                    2016   2.237       2.207    --
                                                                                    2015   2.049       2.237    --
                                                                                    2014   1.907       2.049    --
                                                                                    2013   1.412       1.907    --
                                                                                    2012   1.237       1.412    --
                                                                                    2011   1.250       1.237    --
                                                                                    2010   1.137       1.250    --
                                                                                    2009   0.825       1.137    --
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................. 2018   4.310       3.969    --
                                                                                    2017   3.561       4.310    --
                                                                                    2016   3.234       3.561    --
                                                                                    2015   3.195       3.234    --
                                                                                    2014   3.033       3.195    --
                                                                                    2013   2.130       3.033    --
                                                                                    2012   1.860       2.130    --
                                                                                    2011   1.856       1.860    --
                                                                                    2010   1.396       1.856    --
                                                                                    2009   1.019       1.396    --
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (1/70)....... 2018   1.655       1.653    --
                                                                                    2017   1.641       1.655    --
                                                                                    2016   1.638       1.641    --
                                                                                    2015   1.646       1.638    --
                                                                                    2014   1.619       1.646    --
                                                                                    2013   1.649       1.619    --
                                                                                    2012   1.612       1.649    --
                                                                                    2011   1.545       1.612    --
                                                                                    2010   1.476       1.545    --
                                                                                    2009   1.430       1.476    --





                                   BRA -- SEPARATE ACCOUNT CHARGES 0.80% 62 FL
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
Brighthouse Funds Trust I
 BHFTI Invesco Comstock Subaccount (Class B) (5/09)..................... 2018   2.093       1.813    --
                                                                         2017   1.799       2.093    --
                                                                         2016   1.556       1.799    --
                                                                         2015   1.678       1.556    --
                                                                         2014   1.557       1.678    --
                                                                         2013   1.166       1.557    --
                                                                         2012   0.999       1.166    --
                                                                         2011   1.029       0.999    --
                                                                         2010   0.908       1.029    --
                                                                         2009   0.727       0.908    --
 BHFTI Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08)........ 2018   2.180       2.367    --
                                                                         2017   1.580       2.180    --
                                                                         2016   1.751       1.580    --
                                                                         2015   1.870       1.751    --
                                                                         2014   1.878       1.870    --
                                                                         2013   1.370       1.878    --
                                                                         2012   1.272       1.370    --
                                                                         2011   1.386       1.272    --
                                                                         2010   1.064       1.386    --
                                                                         2009   0.686       1.064    --
 BHFTI PIMCO Total Return Subaccount (Class B) (5/09)................... 2018   1.829       1.799    --
                                                                         2017   1.775       1.829    --
                                                                         2016   1.755       1.775    --
                                                                         2015   1.780       1.755    --
                                                                         2014   1.732       1.780    --
                                                                         2013   1.792       1.732    --
                                                                         2012   1.663       1.792    --
                                                                         2011   1.635       1.663    --
                                                                         2010   1.533       1.635    --
                                                                         2009   1.374       1.533    --

                           BRA -- SEPARATE ACCOUNT CHARGES 0.80% 62 FL (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
Brighthouse Funds Trust II
 BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)........................ 2018   6.436
                                                                                           2017   4.874
                                                                                           2016   4.939
                                                                                           2015   4.714
                                                                                           2014   4.391
                                                                                           2013   3.318
                                                                                           2012   2.943
                                                                                           2011   3.278
                                                                                           2010   2.775
                                                                                           2009   2.201
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)....................... 2018   7.591
                                                                                           2017   6.687
                                                                                           2016   6.339
                                                                                           2015   6.268
                                                                                           2014   5.751
                                                                                           2013   4.837
                                                                                           2012   4.366
                                                                                           2011   4.266
                                                                                           2010   3.946
                                                                                           2009   3.397
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 2018   6.494
                                                                                           2017   5.532
                                                                                           2016   5.227
                                                                                           2015   5.178
                                                                                           2014   4.747
                                                                                           2013   3.601
                                                                                           2012   3.237
                                                                                           2011   3.421
                                                                                           2010   3.098
                                                                                           2009   2.381
 BHFTII Jennison Growth Subaccount (Class B) (4/08)....................................... 2018   2.898
                                                                                           2017   2.146
                                                                                           2016   2.180
                                                                                           2015   2.000
                                                                                           2014   1.865
                                                                                           2013   1.384
                                                                                           2012   1.215
                                                                                           2011   1.229
                                                                                           2010   1.120
                                                                                           2009   0.814
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........................ 2018   4.143
                                                                                           2017   3.429
                                                                                           2016   3.120
                                                                                           2015   3.089
                                                                                           2014   2.937
                                                                                           2013   2.067
                                                                                           2012   1.809
                                                                                           2011   1.808
                                                                                           2010   1.362
                                                                                           2009   0.997
Legg Mason Partners Variable Equity Trust
 LMPVET Equity Index Subaccount (Class II) (3/99)......................................... 2009   0.678



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
Brighthouse Funds Trust II
 BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)........................ 6.498    --
                                                                                           6.436    --
                                                                                           4.874    --
                                                                                           4.939    --
                                                                                           4.714    --
                                                                                           4.391    --
                                                                                           3.318    --
                                                                                           2.943    --
                                                                                           3.278    --
                                                                                           2.775    --
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)....................... 7.202    --
                                                                                           7.591    --
                                                                                           6.687    --
                                                                                           6.339    --
                                                                                           6.268    --
                                                                                           5.751    --
                                                                                           4.837    --
                                                                                           4.366    --
                                                                                           4.266    --
                                                                                           3.946    --
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 6.396    --
                                                                                           6.494    --
                                                                                           5.532    --
                                                                                           5.227    --
                                                                                           5.178    --
                                                                                           4.747    --
                                                                                           3.601    --
                                                                                           3.237    --
                                                                                           3.421    --
                                                                                           3.098    --
 BHFTII Jennison Growth Subaccount (Class B) (4/08)....................................... 2.861    --
                                                                                           2.898    --
                                                                                           2.146    --
                                                                                           2.180    --
                                                                                           2.000    --
                                                                                           1.865    --
                                                                                           1.384    --
                                                                                           1.215    --
                                                                                           1.229    --
                                                                                           1.120    --
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........................ 3.807    --
                                                                                           4.143    --
                                                                                           3.429    --
                                                                                           3.120    --
                                                                                           3.089    --
                                                                                           2.937    --
                                                                                           2.067    --
                                                                                           1.809    --
                                                                                           1.808    --
                                                                                           1.362    --
Legg Mason Partners Variable Equity Trust
 LMPVET Equity Index Subaccount (Class II) (3/99)......................................... 0.661    --





                            BRA -- SEPARATE ACCOUNT CHARGES 0.80% 110 FL
                                                                       UNIT      UNIT     NUMBER OF
                                                                      VALUE      VALUE      UNITS
                                                                        AT        AT     OUTSTANDING
                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                               YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------- ------ ----------- -------- ------------
Brighthouse Funds Trust I
 BHFTI Invesco Comstock Subaccount (Class B) (5/09)........ 2018   1.970       1.697    --

                          BRA -- SEPARATE ACCOUNT CHARGES 0.80% 110 FL (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2017   1.701
                                                                                           2016   1.478
                                                                                           2015   1.602
                                                                                           2014   1.493
                                                                                           2013   1.124
                                                                                           2012   0.968
                                                                                           2011   1.001
                                                                                           2010   0.888
                                                                                           2009   0.713
 BHFTI Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08).......................... 2018   2.010
                                                                                           2017   1.464
                                                                                           2016   1.630
                                                                                           2015   1.749
                                                                                           2014   1.765
                                                                                           2013   1.294
                                                                                           2012   1.207
                                                                                           2011   1.321
                                                                                           2010   1.020
                                                                                           2009   0.661
 BHFTI PIMCO Total Return Subaccount (Class B) (5/09)..................................... 2018   1.686
                                                                                           2017   1.645
                                                                                           2016   1.634
                                                                                           2015   1.665
                                                                                           2014   1.629
                                                                                           2013   1.692
                                                                                           2012   1.579
                                                                                           2011   1.559
                                                                                           2010   1.469
                                                                                           2009   1.321
Brighthouse Funds Trust II
 BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)........................ 2018   5.758
                                                                                           2017   4.382
                                                                                           2016   4.462
                                                                                           2015   4.279
                                                                                           2014   4.004
                                                                                           2013   3.041
                                                                                           2012   2.710
                                                                                           2011   3.033
                                                                                           2010   2.580
                                                                                           2009   2.053
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)....................... 2018   6.526
                                                                                           2017   5.776
                                                                                           2016   5.502
                                                                                           2015   5.467
                                                                                           2014   5.040
                                                                                           2013   4.259
                                                                                           2012   3.863
                                                                                           2011   3.793
                                                                                           2010   3.526
                                                                                           2009   3.045
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 2018   5.810
                                                                                           2017   4.973
                                                                                           2016   4.722
                                                                                           2015   4.700
                                                                                           2014   4.330
                                                                                           2013   3.300
                                                                                           2012   2.981
                                                                                           2011   3.165
                                                                                           2010   2.880
                                                                                           2009   2.224
 BHFTII Jennison Growth Subaccount (Class B) (4/08)....................................... 2018   2.688
                                                                                           2017   2.000
                                                                                           2016   2.041
                                                                                           2015   1.882
                                                                                           2014   1.764
                                                                                           2013   1.315
                                                                                           2012   1.160
                                                                                           2011   1.179
                                                                                           2010   1.080
                                                                                           2009   0.788



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.970    --
                                                                                           1.701    --
                                                                                           1.478    --
                                                                                           1.602    --
                                                                                           1.493    --
                                                                                           1.124    --
                                                                                           0.968    --
                                                                                           1.001    --
                                                                                           0.888    --
 BHFTI Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08).......................... 2.172    --
                                                                                           2.010    --
                                                                                           1.464    --
                                                                                           1.630    --
                                                                                           1.749    --
                                                                                           1.765    --
                                                                                           1.294    --
                                                                                           1.207    --
                                                                                           1.321    --
                                                                                           1.020    --
 BHFTI PIMCO Total Return Subaccount (Class B) (5/09)..................................... 1.651    --
                                                                                           1.686    --
                                                                                           1.645    --
                                                                                           1.634    --
                                                                                           1.665    --
                                                                                           1.629    --
                                                                                           1.692    --
                                                                                           1.579    --
                                                                                           1.559    --
                                                                                           1.469    --
Brighthouse Funds Trust II
 BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)........................ 5.786    --
                                                                                           5.758    --
                                                                                           4.382    --
                                                                                           4.462    --
                                                                                           4.279    --
                                                                                           4.004    --
                                                                                           3.041    --
                                                                                           2.710    --
                                                                                           3.033    --
                                                                                           2.580    --
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)....................... 6.161    --
                                                                                           6.526    --
                                                                                           5.776    --
                                                                                           5.502    --
                                                                                           5.467    --
                                                                                           5.040    --
                                                                                           4.259    --
                                                                                           3.863    --
                                                                                           3.793    --
                                                                                           3.526    --
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 5.695    --
                                                                                           5.810    --
                                                                                           4.973    --
                                                                                           4.722    --
                                                                                           4.700    --
                                                                                           4.330    --
                                                                                           3.300    --
                                                                                           2.981    --
                                                                                           3.165    --
                                                                                           2.880    --
 BHFTII Jennison Growth Subaccount (Class B) (4/08)....................................... 2.641    --
                                                                                           2.688    --
                                                                                           2.000    --
                                                                                           2.041    --
                                                                                           1.882    --
                                                                                           1.764    --
                                                                                           1.315    --
                                                                                           1.160    --
                                                                                           1.179    --
                                                                                           1.080    --

                             BRA -- SEPARATE ACCOUNT CHARGES 0.80% 110 FL (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)....... 2018   3.748       3.428    --
                                                                          2017   3.118       3.748    --
                                                                          2016   2.850       3.118    --
                                                                          2015   2.835       2.850    --
                                                                          2014   2.709       2.835    --
                                                                          2013   1.915       2.709    --
                                                                          2012   1.684       1.915    --
                                                                          2011   1.692       1.684    --
                                                                          2010   1.281       1.692    --
                                                                          2009   0.941       1.281    --
Legg Mason Partners Variable Equity Trust
 LMPVET Equity Index Subaccount (Class II) (3/99)........................ 2009   0.647       0.629    --





                                   BRA -- SEPARATE ACCOUNT CHARGES 1.25% 3% AIR
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (5/04)................. 2018   3.032       2.723       266,557
                                                                           2017   2.335       3.032       360,282
                                                                           2016   2.350       2.335       402,401
                                                                           2015   2.225       2.350       466,998
                                                                           2014   2.202       2.225       550,008
                                                                           2013   1.726       2.202       672,075
                                                                           2012   1.426       1.726       689,139
                                                                           2011   1.585       1.426       768,527
                                                                           2010   1.436       1.585     1,033,055
                                                                           2009   1.022       1.436     1,376,115
 American Funds Growth Subaccount (Class 2) (5/04)........................ 2018   2.949       2.905       439,475
                                                                           2017   2.327       2.949       543,844
                                                                           2016   2.152       2.327       598,722
                                                                           2015   2.040       2.152       688,864
                                                                           2014   1.903       2.040       832,753
                                                                           2013   1.481       1.903       950,860
                                                                           2012   1.272       1.481     1,158,099
                                                                           2011   1.346       1.272     1,573,590
                                                                           2010   1.148       1.346     2,034,419
                                                                           2009   0.834       1.148     2,636,997
 American Funds Growth-Income Subaccount (Class 2) (5/04)................. 2018   2.519       2.443       390,273
                                                                           2017   2.084       2.519       462,593
                                                                           2016   1.892       2.084       544,466
                                                                           2015   1.888       1.892       636,384
                                                                           2014   1.728       1.888       731,781
                                                                           2013   1.311       1.728       962,359
                                                                           2012   1.130       1.311     1,217,187
                                                                           2011   1.165       1.130     1,393,286
                                                                           2010   1.059       1.165     1,876,897
                                                                           2009   0.817       1.059     2,512,972
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class A) (4/07)................... 2018   3.080       2.966       505,586
                                                                           2017   2.882       3.080       606,856
                                                                           2016   2.552       2.882       748,141
                                                                           2015   2.681       2.552       898,593
                                                                           2014   2.622       2.681     1,093,559
                                                                           2013   2.416       2.622     1,236,807
                                                                           2012   2.093       2.416     1,527,976
                                                                           2011   2.065       2.093     1,945,977
                                                                           2010   1.799       2.065     2,253,354
                                                                           2009   1.236       1.799     2,692,039
 BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)....... 2018   1.720       1.528       690,401

                                   BRA -- SEPARATE ACCOUNT CHARGES 1.25% 3% AIR (CONTINUED)
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                       2017   1.417       1.720        726,839
                                                                                       2016   1.317       1.417        755,955
                                                                                       2015   1.361       1.317        838,991
                                                                                       2014   1.311       1.361        855,930
                                                                                       2013   1.025       1.311        853,914
                                                                                       2012   0.889       1.025        850,910
                                                                                       2011   1.037       0.889      1,024,090
 BHFTI Brighthouse Small Cap Value Subaccount (Class B) (1/70)........................ 2018   2.394       2.004        407,522
                                                                                       2017   2.170       2.394        471,389
                                                                                       2016   1.674       2.170        511,561
                                                                                       2015   1.792       1.674        561,348
                                                                                       2014   1.784       1.792        763,955
                                                                                       2013   1.364       1.784        945,769
                                                                                       2012   1.171       1.364      1,192,067
                                                                                       2011   1.302       1.171      1,455,464
                                                                                       2010   1.100       1.302      1,884,461
                                                                                       2009   0.881       1.100      2,792,744
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)....... 2018   2.667       2.267         86,694
                                                                                       2017   2.100       2.667        114,547
                                                                                       2016   1.901       2.100        146,560
                                                                                       2015   2.230       1.901        168,805
                                                                                       2014   2.408       2.230        192,644
                                                                                       2013   2.561       2.408        227,772
                                                                                       2012   2.177       2.561        284,174
                                                                                       2011   2.703       2.177        358,358
                                                                                       2010   2.207       2.703        466,702
                                                                                       2009   1.321       2.207        692,149
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class A) (1/70)............... 2009   0.619       0.589             --
 BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07).......... 2018   2.037       1.885        109,919
                                                                                       2017   1.692       2.037        121,197
                                                                                       2016   1.582       1.692        135,244
                                                                                       2015   1.534       1.582        210,129
                                                                                       2014   1.367       1.534        204,904
                                                                                       2013   1.031       1.367        230,269
                                                                                       2012   0.920       1.031        295,456
                                                                                       2011   0.930       0.920        485,240
                                                                                       2010   0.836       0.930        508,858
                                                                                       2009   0.710       0.836        618,859
 BHFTI Clarion Global Real Estate Subaccount (Class A) (4/07)......................... 2018   1.305       1.181        423,620
                                                                                       2017   1.190       1.305        516,081
                                                                                       2016   1.192       1.190        656,193
                                                                                       2015   1.222       1.192        934,041
                                                                                       2014   1.088       1.222      1,078,422
                                                                                       2013   1.062       1.088      1,085,068
                                                                                       2012   0.851       1.062      1,445,875
                                                                                       2011   0.910       0.851      1,678,782
                                                                                       2010   0.793       0.910      2,013,591
                                                                                       2009   0.594       0.793      2,570,443
 BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (1/70)................... 2014   1.114       1.162             --
                                                                                       2013   0.874       1.114      6,107,647
                                                                                       2012   0.720       0.874      7,280,991
                                                                                       2011   0.787       0.720      8,369,594
                                                                                       2010   0.727       0.787     11,168,190
                                                                                       2009   0.514       0.727     14,742,912
 BHFTI ClearBridge Aggressive Growth Subaccount (Class A) (4/14)...................... 2018   1.480       1.362      2,693,386
                                                                                       2017   1.262       1.480      3,114,238
                                                                                       2016   1.241       1.262      3,534,388
                                                                                       2015   1.306       1.241      4,565,347
                                                                                       2014   1.158       1.306      5,415,947
 BHFTI Harris Oakmark International Subaccount (Class A) (1/70)....................... 2018   2.257       1.700        402,459

                               BRA -- SEPARATE ACCOUNT CHARGES 1.25% 3% AIR (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2017   1.747       2.257       502,310
                                                                              2016   1.632       1.747       601,479
                                                                              2015   1.727       1.632       677,440
                                                                              2014   1.850       1.727       826,502
                                                                              2013   1.432       1.850       930,171
                                                                              2012   1.120       1.432       986,416
                                                                              2011   1.319       1.120     1,101,141
                                                                              2010   1.145       1.319     1,315,074
                                                                              2009   0.746       1.145     1,377,779
 BHFTI Invesco Comstock Subaccount (Class B) (5/09).......................... 2018   3.075       2.667        76,672
                                                                              2017   2.638       3.075        87,945
                                                                              2016   2.277       2.638        83,006
                                                                              2015   2.452       2.277       103,229
                                                                              2014   2.272       2.452       157,106
                                                                              2013   1.699       2.272       211,116
                                                                              2012   1.452       1.699       253,934
                                                                              2011   1.492       1.452       328,587
                                                                              2010   1.315       1.492       404,233
                                                                              2009   1.051       1.315       501,702
 BHFTI Invesco Small Cap Growth Subaccount (Class A) (1/70).................. 2018   2.566       2.312        33,730
                                                                              2017   2.069       2.566        32,598
                                                                              2016   1.875       2.069        38,128
                                                                              2015   1.926       1.875        41,829
                                                                              2014   1.803       1.926        27,536
                                                                              2013   1.299       1.803        55,157
                                                                              2012   1.110       1.299        56,285
                                                                              2011   1.133       1.110        61,580
                                                                              2010   0.907       1.133       117,523
                                                                              2009   0.685       0.907       180,310
 BHFTI JPMorgan Small Cap Value Subaccount (Class A) (1/70).................. 2018   1.940       1.652        26,732
                                                                              2017   1.895       1.940        26,732
                                                                              2016   1.467       1.895        59,309
                                                                              2015   1.601       1.467        60,448
                                                                              2014   1.549       1.601        63,401
                                                                              2013   1.177       1.549        73,370
                                                                              2012   1.031       1.177       109,754
                                                                              2011   1.161       1.031       148,894
                                                                              2010   0.984       1.161       184,865
                                                                              2009   0.772       0.984       191,485
 BHFTI Legg Mason Partners Managed Assets Subaccount (Class A) (1/70)........ 2009   1.023       1.013            --
 BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (1/70)................ 2016   1.843       1.901            --
                                                                              2015   1.902       1.843       226,321
                                                                              2014   1.832       1.902       253,291
                                                                              2013   1.715       1.832       265,294
                                                                              2012   1.535       1.715       286,606
                                                                              2011   1.482       1.535       304,914
                                                                              2010   1.326       1.482       639,307
                                                                              2009   0.979       1.326       840,870
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/07)....... 2018   1.734       1.473       333,654
                                                                              2017   1.370       1.734       388,628
                                                                              2016   1.400       1.370       474,522
                                                                              2015   1.443       1.400       553,012
                                                                              2014   1.570       1.443       688,516
                                                                              2013   1.333       1.570       755,861
                                                                              2012   1.157       1.333       885,475
                                                                              2011   1.312       1.157     1,057,548
                                                                              2010   1.192       1.312       736,683
                                                                              2009   0.918       1.192     1,070,887
 BHFTI MLA Mid Cap Subaccount (Class A) (4/07)............................... 2013   1.891       2.052            --
                                                                              2012   1.813       1.891     1,208,088
                                                                              2011   1.935       1.813     1,375,435
                                                                              2010   1.590       1.935     1,627,306
                                                                              2009   1.174       1.590     2,071,989
 BHFTI Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08)............. 2018   1.631       1.774       271,806

                             BRA -- SEPARATE ACCOUNT CHARGES 1.25% 3% AIR (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2017   1.181       1.631        88,474
                                                                          2016   1.306       1.181        35,700
                                                                          2015   1.392       1.306        36,549
                                                                          2014   1.396       1.392        73,169
                                                                          2013   1.016       1.396        74,731
                                                                          2012   0.942       1.016       100,937
                                                                          2011   1.025       0.942        88,788
                                                                          2010   0.786       1.025        55,175
                                                                          2009   0.506       0.786        41,520
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (1/70)............. 2013   1.110       1.393     2,490,074
                                                                          2012   0.928       1.110     3,026,969
                                                                          2011   1.025       0.928     3,422,743
                                                                          2010   0.896       1.025     4,228,470
                                                                          2009   0.649       0.896     5,508,463
 BHFTI PIMCO Inflation Protected Bond Subaccount (Class A) (4/07)........ 2018   1.397       1.350       210,406
                                                                          2017   1.362       1.397       278,627
                                                                          2016   1.312       1.362       361,231
                                                                          2015   1.368       1.312       443,331
                                                                          2014   1.343       1.368       627,857
                                                                          2013   1.493       1.343       966,853
                                                                          2012   1.383       1.493     1,379,702
                                                                          2011   1.256       1.383     1,946,916
                                                                          2010   1.178       1.256     1,879,205
                                                                          2009   1.008       1.178     1,757,123
 BHFTI PIMCO Total Return Subaccount (Class B) (5/09).................... 2018   1.971       1.942     1,265,274
                                                                          2017   1.910       1.971     1,476,834
                                                                          2016   1.884       1.910     1,723,642
                                                                          2015   1.908       1.884     2,073,320
                                                                          2014   1.854       1.908     2,610,318
                                                                          2013   1.914       1.854     3,356,094
                                                                          2012   1.774       1.914     3,966,945
                                                                          2011   1.741       1.774     4,705,731
                                                                          2010   1.630       1.741     5,630,565
                                                                          2009   1.459       1.630     6,064,231
 BHFTI Pioneer Fund Subaccount (Class A) (1/70).......................... 2016   1.402       1.412            --
                                                                          2015   1.419       1.402       594,205
                                                                          2014   1.292       1.419       700,790
                                                                          2013   0.983       1.292       814,138
                                                                          2012   0.901       0.983       904,917
                                                                          2011   0.955       0.901       972,746
                                                                          2010   0.832       0.955     1,056,615
                                                                          2009   0.680       0.832     1,224,038
 BHFTI Pioneer Strategic Income Subaccount (Class A) (1/70).............. 2016   2.283       2.343            --
                                                                          2015   2.342       2.283       413,736
                                                                          2014   2.268       2.342       512,021
                                                                          2013   2.262       2.268       672,060
                                                                          2012   2.052       2.262       617,300
                                                                          2011   2.005       2.052       762,491
                                                                          2010   1.810       2.005     1,006,588
                                                                          2009   1.377       1.810     1,356,357
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (1/70)......... 2018   1.939       1.739       389,724
                                                                          2017   1.679       1.939       377,613
                                                                          2016   1.466       1.679       424,474
                                                                          2015   1.540       1.466       545,880
                                                                          2014   1.376       1.540       625,766
                                                                          2013   1.042       1.376       844,665
                                                                          2012   0.894       1.042       956,702
                                                                          2011   0.943       0.894     1,087,246
                                                                          2010   0.816       0.943     1,360,315
                                                                          2009   0.698       0.816     1,821,518
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)......... 2018   2.203       1.978     1,880,036
                                                                          2017   1.905       2.203     2,086,016
                                                                          2016   1.662       1.905     2,261,006
                                                                          2015   1.744       1.662     2,817,379
                                                                          2014   1.595       1.744     3,444,099
 BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (4/07)........ 2018   2.132       1.892        78,708

                             BRA -- SEPARATE ACCOUNT CHARGES 1.25% 3% AIR (CONTINUED)
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                           2017   1.972       2.132         82,287
                                                                           2016   1.729       1.972        108,181
                                                                           2015   1.923       1.729        113,954
                                                                           2014   1.776       1.923        108,079
                                                                           2013   1.380       1.776        128,110
                                                                           2012   1.218       1.380        186,291
                                                                           2011   1.281       1.218        238,825
                                                                           2010   1.033       1.281        322,141
                                                                           2009   0.827       1.033        405,600
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class A) (1/70)................. 2018   1.818       1.789        894,593
                                                                           2017   1.768       1.818        972,791
                                                                           2016   1.736       1.768      1,103,236
                                                                           2015   1.748       1.736      1,276,432
                                                                           2014   1.653       1.748      1,575,651
                                                                           2013   1.686       1.653      1,782,118
                                                                           2012   1.588       1.686      2,016,286
                                                                           2011   1.509       1.588      2,532,140
                                                                           2010   1.410       1.509      2,950,946
                                                                           2009   1.304       1.410      3,618,295
 BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2018   1.665       1.684      1,880,044
                                                                           2017   1.258       1.665      2,288,418
                                                                           2016   1.273       1.258      2,625,555
                                                                           2015   1.213       1.273      3,053,840
                                                                           2014   1.128       1.213      3,531,598
                                                                           2013   0.851       1.128      4,322,094
                                                                           2012   0.753       0.851      5,043,900
                                                                           2011   0.838       0.753      6,042,104
                                                                           2010   0.708       0.838      7,004,877
                                                                           2009   0.561       0.708      8,299,958
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (1/70)....... 2018   1.107       1.112      1,759,514
                                                                           2017   1.111       1.107      1,861,154
                                                                           2016   1.121       1.111      2,511,627
                                                                           2015   1.135       1.121      2,179,051
                                                                           2014   1.149       1.135      2,234,201
                                                                           2013   1.163       1.149      2,786,386
                                                                           2012   1.178       1.163      3,310,205
                                                                           2011   1.193       1.178      4,372,400
                                                                           2010   1.208       1.193      6,308,735
                                                                           2009   1.218       1.208      8,146,132
 BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (1/70)....... 2018   1.489       1.432        450,677
                                                                           2017   1.410       1.489        577,566
                                                                           2016   1.366       1.410        589,598
                                                                           2015   1.391       1.366        781,715
                                                                           2014   1.348       1.391        865,808
                                                                           2013   1.309       1.348      1,043,897
                                                                           2012   1.214       1.309      1,113,868
                                                                           2011   1.191       1.214      1,134,603
                                                                           2010   1.095       1.191      1,379,935
                                                                           2009   0.920       1.095      2,068,862
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (1/70)....... 2018   1.578       1.490      3,780,567
                                                                           2017   1.444       1.578      4,116,865
                                                                           2016   1.379       1.444      4,514,902
                                                                           2015   1.411       1.379      5,190,143
                                                                           2014   1.362       1.411      6,037,555
                                                                           2013   1.243       1.362      6,774,338
                                                                           2012   1.129       1.243      7,987,252
                                                                           2011   1.132       1.129     10,215,461
                                                                           2010   1.028       1.132     12,765,780
                                                                           2009   0.841       1.028     14,661,119
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (1/70)....... 2018   1.647       1.527      9,664,208
                                                                           2017   1.453       1.647     10,921,747
                                                                           2016   1.374       1.453     12,943,940
                                                                           2015   1.409       1.374     13,926,333
                                                                           2014   1.358       1.409     16,387,531
                                                                           2013   1.166       1.358     19,864,042
                                                                           2012   1.042       1.166     22,686,980
                                                                           2011   1.070       1.042     28,075,970
                                                                           2010   0.957       1.070     33,900,283
                                                                           2009   0.766       0.957     41,704,432

                          BRA -- SEPARATE ACCOUNT CHARGES 1.25% 3% AIR (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (1/70)....................... 2018   1.771
                                                                                           2017   1.505
                                                                                           2016   1.409
                                                                                           2015   1.451
                                                                                           2014   1.396
                                                                                           2013   1.137
                                                                                           2012   0.998
                                                                                           2011   1.050
                                                                                           2010   0.927
                                                                                           2009   0.727
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)....................... 2018   2.332
                                                                                           2017   2.051
                                                                                           2016   1.941
                                                                                           2015   1.916
                                                                                           2014   1.755
                                                                                           2013   1.473
                                                                                           2012   1.328
                                                                                           2011   1.295
                                                                                           2010   1.196
                                                                                           2009   1.029
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 2018   1.983
                                                                                           2017   1.686
                                                                                           2016   1.591
                                                                                           2015   1.573
                                                                                           2014   1.440
                                                                                           2013   1.090
                                                                                           2012   0.978
                                                                                           2011   1.032
                                                                                           2010   0.933
                                                                                           2009   0.716
 BHFTII Capital Guardian U.S. Equity Subaccount (Class A) (4/07).......................... 2009   0.643
 BHFTII FI Large Cap Subaccount (Class A) (1/70).......................................... 2009   0.523
 BHFTII FI Value Leaders Subaccount (Class D) (1/70)...................................... 2013   1.199
                                                                                           2012   1.050
                                                                                           2011   1.134
                                                                                           2010   1.003
                                                                                           2009   0.835
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (1/70)............................... 2018   2.218
                                                                                           2017   1.795
                                                                                           2016   1.726
                                                                                           2015   1.701
                                                                                           2014   1.551
                                                                                           2013   1.184
                                                                                           2012   1.081
                                                                                           2011   1.130
                                                                                           2010   0.994
                                                                                           2009   0.674
 BHFTII Jennison Growth Subaccount (Class B) (4/08)....................................... 2018   2.043
                                                                                           2017   1.510
                                                                                           2016   1.531
                                                                                           2015   1.403
                                                                                           2014   1.306
                                                                                           2013   0.967
                                                                                           2012   0.848
                                                                                           2011   0.856
                                                                                           2010   0.779
                                                                                           2009   0.565
 BHFTII MetLife Aggregate Bond Index Subaccount (Class A) (11/07)......................... 2018   1.836
                                                                                           2017   1.801
                                                                                           2016   1.781
                                                                                           2015   1.799
                                                                                           2014   1.722
                                                                                           2013   1.785
                                                                                           2012   1.740
                                                                                           2011   1.639
                                                                                           2010   1.565
                                                                                           2009   1.506



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (1/70)....................... 1.607      4,679,263
                                                                                           1.771      5,340,462
                                                                                           1.505      6,209,107
                                                                                           1.409      6,996,839
                                                                                           1.451      8,278,081
                                                                                           1.396      9,427,568
                                                                                           1.137     10,726,087
                                                                                           0.998     12,567,563
                                                                                           1.050     15,851,437
                                                                                           0.927     19,747,963
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)....................... 2.216      2,003,941
                                                                                           2.332      2,409,517
                                                                                           2.051      2,776,775
                                                                                           1.941      3,057,167
                                                                                           1.916      3,609,463
                                                                                           1.755      4,304,395
                                                                                           1.473      4,867,723
                                                                                           1.328      5,316,527
                                                                                           1.295      6,431,181
                                                                                           1.196      7,796,283
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 1.956      1,064,772
                                                                                           1.983      1,223,783
                                                                                           1.686      1,332,462
                                                                                           1.591        905,555
                                                                                           1.573      1,031,856
                                                                                           1.440      1,183,894
                                                                                           1.090      1,311,135
                                                                                           0.978      1,542,507
                                                                                           1.032      1,813,053
                                                                                           0.933      2,194,445
 BHFTII Capital Guardian U.S. Equity Subaccount (Class A) (4/07).......................... 0.637             --
 BHFTII FI Large Cap Subaccount (Class A) (1/70).......................................... 0.546             --
 BHFTII FI Value Leaders Subaccount (Class D) (1/70)...................................... 1.322             --
                                                                                           1.199      4,664,559
                                                                                           1.050      5,426,884
                                                                                           1.134      6,279,785
                                                                                           1.003      7,653,352
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (1/70)............................... 2.064        478,960
                                                                                           2.218        603,337
                                                                                           1.795        665,213
                                                                                           1.726        779,500
                                                                                           1.701        910,317
                                                                                           1.551      1,022,593
                                                                                           1.184      1,160,125
                                                                                           1.081      1,305,928
                                                                                           1.130      1,539,948
                                                                                           0.994      1,884,568
 BHFTII Jennison Growth Subaccount (Class B) (4/08)....................................... 2.020         10,781
                                                                                           2.043         31,679
                                                                                           1.510         21,328
                                                                                           1.531         53,082
                                                                                           1.403         21,455
                                                                                           1.306         25,350
                                                                                           0.967         32,111
                                                                                           0.848         28,339
                                                                                           0.856         39,494
                                                                                           0.779         82,720
 BHFTII MetLife Aggregate Bond Index Subaccount (Class A) (11/07)......................... 1.810      2,919,910
                                                                                           1.836      3,370,606
                                                                                           1.801      3,734,418
                                                                                           1.781      4,318,270
                                                                                           1.799      5,043,810
                                                                                           1.722      5,969,873
                                                                                           1.785      6,853,508
                                                                                           1.740      8,100,845
                                                                                           1.639      9,827,485
                                                                                           1.565     12,399,211

                                BRA -- SEPARATE ACCOUNT CHARGES 1.25% 3% AIR (CONTINUED)
                                                                                           UNIT      UNIT     NUMBER OF
                                                                                          VALUE      VALUE      UNITS
                                                                                            AT        AT     OUTSTANDING
                                                                                        BEGINNING   END OF       AT
PORTFOLIO NAME                                                                   YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------- ------ ----------- -------- ------------
 BHFTII MetLife Aggressive Allocation Subaccount (Class B) (1/70).............. 2011   0.959       1.040             --
                                                                                2010   0.839       0.959      1,342,118
                                                                                2009   0.646       0.839      2,067,188
 BHFTII MetLife MSCI EAFE(Reg. TM) Index Subaccount (Class A) (11/07).......... 2018   1.578       1.342      1,705,241
                                                                                2017   1.280       1.578      1,925,114
                                                                                2016   1.279       1.280      2,169,714
                                                                                2015   1.309       1.279      2,418,879
                                                                                2014   1.410       1.309      2,731,343
                                                                                2013   1.172       1.410      3,388,259
                                                                                2012   1.003       1.172      4,015,394
                                                                                2011   1.160       1.003      4,860,074
                                                                                2010   1.086       1.160      5,907,451
                                                                                2009   0.855       1.086      7,445,250
 BHFTII MetLife Russell 2000(Reg. TM) Index Subaccount (Class A) (11/07)....... 2018   4.604       4.048      1,124,543
                                                                                2017   4.065       4.604      1,263,440
                                                                                2016   3.394       4.065      1,396,810
                                                                                2015   3.590       3.394      1,554,498
                                                                                2014   3.461       3.590      1,748,444
                                                                                2013   2.529       3.461      2,071,969
                                                                                2012   2.201       2.529      2,491,626
                                                                                2011   2.324       2.201      3,021,895
                                                                                2010   1.854       2.324      3,599,271
                                                                                2009   1.490       1.854      4,534,689
 BHFTII MetLife Stock Index Subaccount (Class A) (11/07)....................... 2018   1.752       1.650      6,733,478
                                                                                2017   1.459       1.752      7,720,855
                                                                                2016   1.323       1.459      8,636,480
                                                                                2015   1.324       1.323      9,552,133
                                                                                2014   1.183       1.324     10,712,607
                                                                                2013   0.907       1.183     12,425,376
                                                                                2012   0.794       0.907     14,639,640
                                                                                2011   0.789       0.794     17,547,889
                                                                                2010   0.696       0.789     21,754,860
                                                                                2009   0.558       0.696     27,643,996
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class F) (1/70).................. 2018   2.465       2.294      2,142,769
                                                                                2017   2.224       2.465      2,557,090
                                                                                2016   2.066       2.224      2,919,912
                                                                                2015   2.100       2.066      3,405,809
                                                                                2014   1.961       2.100      4,191,349
                                                                                2013   1.672       1.961      5,033,779
                                                                                2012   1.520       1.672      5,977,937
                                                                                2011   1.506       1.520      7,035,309
                                                                                2010   1.388       1.506      8,717,911
                                                                                2009   1.188       1.388     10,882,251
 BHFTII MFS(Reg. TM) Value Subaccount (Class A) (4/06)......................... 2018   2.875       2.554      1,558,453
                                                                                2017   2.467       2.875      1,759,060
                                                                                2016   2.184       2.467      2,075,554
                                                                                2015   2.215       2.184      2,469,555
                                                                                2014   2.024       2.215      2,972,399
                                                                                2013   1.510       2.024      3,702,414
                                                                                2012   1.311       1.510        580,304
                                                                                2011   1.316       1.311        734,337
                                                                                2010   1.196       1.316        967,021
                                                                                2009   1.002       1.196      1,272,493
 BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)................... 2018   3.399       3.132        510,128
                                                                                2017   2.974       3.399        597,448
                                                                                2016   2.537       2.974        636,232
                                                                                2015   2.554       2.537        719,334
                                                                                2014   2.586       2.554        799,581
                                                                                2013   2.066       2.586        968,909
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)............. 2018   3.628       3.339        816,571
                                                                                2017   2.998       3.628        980,975
                                                                                2016   2.723       2.998      1,183,492
                                                                                2015   2.691       2.723      1,318,757
                                                                                2014   2.555       2.691      1,503,198
                                                                                2013   1.794       2.555      1,733,144
                                                                                2012   1.568       1.794      2,089,987
                                                                                2011   1.565       1.568      2,359,826
                                                                                2010   1.177       1.565      2,765,938
                                                                                2009   0.859       1.177      3,131,461

                          BRA -- SEPARATE ACCOUNT CHARGES 1.25% 3% AIR (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16). 2018   36.220
   .
                                                                                           2017   33.886
                                                                                           2016   32.606
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (1/70).............. 2018   1.649
                                                                                           2017   1.636
                                                                                           2016   1.633
                                                                                           2015   1.641
                                                                                           2014   1.614
                                                                                           2013   1.644
                                                                                           2012   1.608
                                                                                           2011   1.541
                                                                                           2010   1.473
                                                                                           2009   1.427
Delaware VIP Trust
 Delaware VIP(Reg. TM) Small Cap Value Subaccount (Standard Class) (4/99)................. 2018   5.407
                                                                                           2017   4.886
                                                                                           2016   3.765
                                                                                           2015   4.065
                                                                                           2014   3.888
                                                                                           2013   2.949
                                                                                           2012   2.622
                                                                                           2011   2.690
                                                                                           2010   2.060
                                                                                           2009   1.582
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (5/01)..................... 2018   3.110
                                                                                           2017   2.590
                                                                                           2016   2.434
                                                                                           2015   2.455
                                                                                           2014   2.226
                                                                                           2013   1.721
                                                                                           2012   1.501
                                                                                           2011   1.563
                                                                                           2010   1.354
                                                                                           2009   1.012
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (5/01)............ 2018   2.592
                                                                                           2017   2.125
                                                                                           2016   2.096
                                                                                           2015   2.101
                                                                                           2014   1.922
                                                                                           2013   1.408
                                                                                           2012   1.166
                                                                                           2011   1.215
                                                                                           2010   1.042
                                                                                           2009   0.777
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)................................. 2018   4.236
                                                                                           2017   3.558
                                                                                           2016   3.219
                                                                                           2015   3.314
                                                                                           2014   3.165
                                                                                           2013   2.358
                                                                                           2012   2.085
                                                                                           2011   2.368
                                                                                           2010   1.865
                                                                                           2009   1.351
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/04)...................... 2018   2.417
                                                                                           2017   1.743
                                                                                           2016   1.503
                                                                                           2015   1.893
                                                                                           2014   2.092
                                                                                           2013   2.138
                                                                                           2012   1.913
                                                                                           2011   2.302
                                                                                           2010   1.983
                                                                                           2009   1.163
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04)................................. 2018   1.811



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16). 34.409       26,626
   .
                                                                                           36.220       31,457
                                                                                           33.886       36,420
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (1/70).............. 1.647     1,229,067
                                                                                           1.649     1,433,110
                                                                                           1.636     1,549,611
                                                                                           1.633     1,859,830
                                                                                           1.641     2,282,502
                                                                                           1.614     2,658,500
                                                                                           1.644     3,134,277
                                                                                           1.608     3,585,397
                                                                                           1.541     4,371,327
                                                                                           1.473     5,255,422
Delaware VIP Trust
 Delaware VIP(Reg. TM) Small Cap Value Subaccount (Standard Class) (4/99)................. 4.446       336,442
                                                                                           5.407       391,696
                                                                                           4.886       400,400
                                                                                           3.765       467,883
                                                                                           4.065       571,125
                                                                                           3.888       715,829
                                                                                           2.949       769,178
                                                                                           2.622       980,027
                                                                                           2.690     1,249,709
                                                                                           2.060     1,334,549
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (5/01)..................... 2.867     1,148,532
                                                                                           3.110     1,346,328
                                                                                           2.590     1,471,019
                                                                                           2.434     1,682,850
                                                                                           2.455     1,931,380
                                                                                           2.226     2,153,362
                                                                                           1.721     2,492,257
                                                                                           1.501     2,875,438
                                                                                           1.563     3,419,391
                                                                                           1.354     4,328,140
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (5/01)............ 2.427        82,761
                                                                                           2.592       110,478
                                                                                           2.125        82,479
                                                                                           2.096       130,357
                                                                                           2.101       215,110
                                                                                           1.922       217,728
                                                                                           1.408       224,138
                                                                                           1.166       272,581
                                                                                           1.215       256,798
                                                                                           1.042       288,508
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)................................. 3.565       570,637
                                                                                           4.236       658,562
                                                                                           3.558       699,722
                                                                                           3.219       903,542
                                                                                           3.314     1,100,460
                                                                                           3.165     1,292,537
                                                                                           2.358     1,589,851
                                                                                           2.085     1,862,292
                                                                                           2.368     2,365,954
                                                                                           1.865     3,052,678
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/04)...................... 2.010       108,895
                                                                                           2.417       187,143
                                                                                           1.743       159,493
                                                                                           1.503       226,620
                                                                                           1.893       315,089
                                                                                           2.092       319,179
                                                                                           2.138       413,188
                                                                                           1.913       486,036
                                                                                           2.302       629,334
                                                                                           1.983       968,613
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04)................................. 1.512       179,207

                                 BRA -- SEPARATE ACCOUNT CHARGES 1.25% 3% AIR (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2017   1.571       1.811       255,897
                                                                                  2016   1.484       1.571       277,628
                                                                                  2015   1.607       1.484       323,269
                                                                                  2014   1.832       1.607       371,654
                                                                                  2013   1.508       1.832       457,017
                                                                                  2012   1.292       1.508       548,976
                                                                                  2011   1.464       1.292       629,306
                                                                                  2010   1.367       1.464       846,202
                                                                                  2009   1.010       1.367     1,221,674
Janus Aspen Series
 Janus Henderson Enterprise Subaccount (Service Shares) (5/01)................... 2018   2.917       2.861       120,392
                                                                                  2017   2.324       2.917       170,545
                                                                                  2016   2.099       2.324       173,988
                                                                                  2015   2.048       2.099       189,066
                                                                                  2014   1.848       2.048       214,144
                                                                                  2013   1.417       1.848       249,987
                                                                                  2012   1.227       1.417       257,059
                                                                                  2011   1.263       1.227       352,606
                                                                                  2010   1.019       1.263       463,893
                                                                                  2009   0.714       1.019       579,473
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)....... 2018   2.387       2.160     1,007,956
                                                                                  2017   2.078       2.387     1,128,332
                                                                                  2016   2.079       2.078     1,447,666
                                                                                  2015   2.143       2.079     1,898,998
                                                                                  2014   1.802       2.143     2,200,122
                                                                                  2013   1.235       1.802     2,478,206
                                                                                  2012   1.053       1.235     3,014,492
                                                                                  2011   1.041       1.053     3,458,877
                                                                                  2010   0.843       1.041     4,380,776
                                                                                  2009   0.634       0.843     5,717,422
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (5/01)........... 2014   1.583       1.593            --
                                                                                  2013   1.212       1.583     4,064,173
                                                                                  2012   1.068       1.212     4,716,148
                                                                                  2011   1.153       1.068     5,460,279
                                                                                  2010   1.001       1.153     6,625,839
                                                                                  2009   0.784       1.001     8,679,708
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (5/01)............ 2018   2.486       2.412       516,579
                                                                                  2017   2.106       2.486       655,938
                                                                                  2016   1.942       2.106       696,337
                                                                                  2015   1.936       1.942       846,530
                                                                                  2014   1.766       1.936       959,087
                                                                                  2013   1.376       1.766     1,117,999
                                                                                  2012   1.201       1.376     1,708,206
                                                                                  2011   1.186       1.201     1,875,856
                                                                                  2010   1.066       1.186     1,976,846
                                                                                  2009   0.884       1.066     2,142,397
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01)................. 2011   0.923       1.004            --
                                                                                  2010   0.835       0.923       111,251
                                                                                  2009   0.693       0.835       122,201
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (4/07)....... 2018   2.526       2.373       114,373
                                                                                  2017   2.146       2.526       142,174
                                                                                  2016   1.890       2.146       160,374
                                                                                  2015   1.999       1.890       168,476
                                                                                  2014   1.782       1.999       201,640
                                                                                  2013   1.433       1.782       222,714
                                                                                  2012   1.270       1.433       239,932
                                                                                  2011   1.192       1.270       240,006
                                                                                  2010   1.075       1.192       195,769
                                                                                  2009   0.886       1.075       241,883
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (3/99)........ 2018   2.587       2.555       659,242

                          BRA -- SEPARATE ACCOUNT CHARGES 1.25% 3% AIR (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2017   2.083
                                                                                           2016   1.964
                                                                                           2015   1.811
                                                                                           2014   1.609
                                                                                           2013   1.182
                                                                                           2012   0.994
                                                                                           2011   1.014
                                                                                           2010   0.934
                                                                                           2009   0.665
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (3/99).................. 2018   2.814
                                                                                           2017   2.481
                                                                                           2016   2.223
                                                                                           2015   2.317
                                                                                           2014   2.101
                                                                                           2013   1.607
                                                                                           2012   1.397
                                                                                           2011   1.348
                                                                                           2010   1.246
                                                                                           2009   1.014
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)................. 2018   2.858
                                                                                           2017   2.329
                                                                                           2016   2.229
                                                                                           2015   2.360
                                                                                           2014   2.296
                                                                                           2013   1.581
                                                                                           2012   1.340
                                                                                           2011   1.339
                                                                                           2010   1.083
                                                                                           2009   0.768
 LMPVET Equity Index Subaccount (Class II) (3/99)......................................... 2009   0.690
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (3/99)...... 2011   0.901
                                                                                           2010   0.879
                                                                                           2009   0.692
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Core Plus VIT Subaccount (5/99)..................................... 2018   2.120
                                                                                           2017   2.030
                                                                                           2016   1.966
                                                                                           2015   1.967
                                                                                           2014   1.998
                                                                                           2013   1.853
                                                                                           2012   1.592
                                                                                           2011   1.574
                                                                                           2010   1.366
                                                                                           2009   0.865
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 2011   1.012
                                                                                           2010   0.938
                                                                                           2009   0.809
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 2009   1.407
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (3/99)............................. 2018   1.722
                                                                                           2017   1.494
                                                                                           2016   1.424
                                                                                           2015   1.467
                                                                                           2014   1.359
                                                                                           2013   1.159
                                                                                           2012   1.060
                                                                                           2011   1.074
                                                                                           2010   0.969
                                                                                           2009   0.799
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/03)....................................... 2009   1.047
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01)................................... 2009   0.564
Wells Fargo Funds
 Wells Fargo VT Small Cap Value Subaccount (7/99)......................................... 2018   1.687



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           2.587       774,638
                                                                                           2.083       843,591
                                                                                           1.964       932,009
                                                                                           1.811     1,075,304
                                                                                           1.609     1,246,336
                                                                                           1.182     1,334,609
                                                                                           0.994     1,525,893
                                                                                           1.014     1,906,052
                                                                                           0.934     2,605,926
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (3/99).................. 2.532       299,204
                                                                                           2.814       356,251
                                                                                           2.481       399,955
                                                                                           2.223       507,054
                                                                                           2.317       529,825
                                                                                           2.101       605,924
                                                                                           1.607       654,670
                                                                                           1.397       709,137
                                                                                           1.348       940,525
                                                                                           1.246     1,264,431
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)................. 2.919        70,640
                                                                                           2.858        76,627
                                                                                           2.329       156,489
                                                                                           2.229       164,979
                                                                                           2.360       232,184
                                                                                           2.296       292,236
                                                                                           1.581       286,839
                                                                                           1.340       309,078
                                                                                           1.339       367,007
                                                                                           1.083       631,347
 LMPVET Equity Index Subaccount (Class II) (3/99)......................................... 0.672            --
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (3/99)...... 0.970            --
                                                                                           0.901       798,013
                                                                                           0.879     1,133,205
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Core Plus VIT Subaccount (5/99)..................................... 2.046       161,599
                                                                                           2.120       204,155
                                                                                           2.030       207,283
                                                                                           1.966       208,794
                                                                                           1.967       244,168
                                                                                           1.998       249,142
                                                                                           1.853       243,604
                                                                                           1.592       242,343
                                                                                           1.574       273,159
                                                                                           1.366       338,510
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 1.001            --
                                                                                           1.012       144,954
                                                                                           0.938       161,380
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 1.455            --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (3/99)............................. 1.685       313,395
                                                                                           1.722       323,995
                                                                                           1.494       390,430
                                                                                           1.424       499,116
                                                                                           1.467       618,689
                                                                                           1.359       701,993
                                                                                           1.159       856,595
                                                                                           1.060     1,061,334
                                                                                           1.074     1,255,814
                                                                                           0.969     1,593,117
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/03)....................................... 1.017            --
 Van Kampen LIT Enterprise Subaccount (Class II) (5/01)................................... 0.578            --
Wells Fargo Funds
 Wells Fargo VT Small Cap Value Subaccount (7/99)......................................... 1.687            --

BRA -- SEPARATE ACCOUNT CHARGES 1.25% 3% AIR (CONTINUED)
                            UNIT      UNIT     NUMBER OF
                           VALUE      VALUE      UNITS
                             AT        AT     OUTSTANDING
                         BEGINNING   END OF       AT
PORTFOLIO NAME    YEAR    OF YEAR     YEAR    END OF YEAR
---------------- ------ ----------- -------- ------------
                 2017   1.687       1.687            --
                 2016   1.577       1.687            --
                 2015   1.787       1.577        82,031
                 2014   1.732       1.787       187,605
                 2013   1.528       1.732       204,050
                 2012   1.358       1.528       312,179
                 2011   1.482       1.358       326,713
                 2010   1.280       1.482       374,231
                 2009   0.809       1.280       425,600





                                   BRA -- SEPARATE ACCOUNT CHARGES 1.25% 5% AIR
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (5/04)................. 2018   3.032       2.723           --
                                                                           2017   2.335       3.032           --
                                                                           2016   2.350       2.335           --
                                                                           2015   2.225       2.350           --
                                                                           2014   2.202       2.225           --
                                                                           2013   1.726       2.202           --
                                                                           2012   1.426       1.726           --
                                                                           2011   1.585       1.426           --
                                                                           2010   1.436       1.585           --
                                                                           2009   1.022       1.436           --
 American Funds Growth Subaccount (Class 2) (5/04)........................ 2018   2.949       2.905           --
                                                                           2017   2.327       2.949           --
                                                                           2016   2.152       2.327           --
                                                                           2015   2.040       2.152           --
                                                                           2014   1.903       2.040           --
                                                                           2013   1.481       1.903           --
                                                                           2012   1.272       1.481           --
                                                                           2011   1.346       1.272           --
                                                                           2010   1.148       1.346           --
                                                                           2009   0.834       1.148           --
 American Funds Growth-Income Subaccount (Class 2) (5/04)................. 2018   2.519       2.443           --
                                                                           2017   2.084       2.519           --
                                                                           2016   1.892       2.084           --
                                                                           2015   1.888       1.892           --
                                                                           2014   1.728       1.888           --
                                                                           2013   1.311       1.728           --
                                                                           2012   1.130       1.311           --
                                                                           2011   1.165       1.130           --
                                                                           2010   1.059       1.165           --
                                                                           2009   0.817       1.059           --
Brighthouse Funds Trust I
 BHFTI BlackRock High Yield Subaccount (Class A) (4/07)................... 2018   3.080       2.966        2,489
                                                                           2017   2.882       3.080        3,062
                                                                           2016   2.552       2.882        3,671
                                                                           2015   2.681       2.552        4,319
                                                                           2014   2.622       2.681        5,004
                                                                           2013   2.416       2.622        5,732
                                                                           2012   2.093       2.416        6,500
                                                                           2011   2.065       2.093        7,096
                                                                           2010   1.799       2.065        7,949
                                                                           2009   1.236       1.799        8,846
 BHFTI Brighthouse Asset Allocation 100 Subaccount (Class B) (5/11)....... 2018   1.720       1.528           --
                                                                           2017   1.417       1.720           --
                                                                           2016   1.317       1.417           --
                                                                           2015   1.361       1.317           --
                                                                           2014   1.311       1.361           --
                                                                           2013   1.025       1.311           --
                                                                           2012   0.889       1.025           --
                                                                           2011   1.037       0.889           --
 BHFTI Brighthouse Small Cap Value Subaccount (Class B) (1/70)............ 2018   2.394       2.004           --

                                   BRA -- SEPARATE ACCOUNT CHARGES 1.25% 5% AIR (CONTINUED)
                                                                                                  UNIT      UNIT     NUMBER OF
                                                                                                 VALUE      VALUE      UNITS
                                                                                                   AT        AT     OUTSTANDING
                                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                                          YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                       2017   2.170       2.394    --
                                                                                       2016   1.674       2.170    --
                                                                                       2015   1.792       1.674    --
                                                                                       2014   1.784       1.792    --
                                                                                       2013   1.364       1.784    --
                                                                                       2012   1.171       1.364    --
                                                                                       2011   1.302       1.171    --
                                                                                       2010   1.100       1.302    --
                                                                                       2009   0.881       1.100    --
 BHFTI Brighthouse/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/07)....... 2018   2.667       2.267    --
                                                                                       2017   2.100       2.667    --
                                                                                       2016   1.901       2.100    --
                                                                                       2015   2.230       1.901    --
                                                                                       2014   2.408       2.230    --
                                                                                       2013   2.561       2.408    --
                                                                                       2012   2.177       2.561    --
                                                                                       2011   2.703       2.177    --
                                                                                       2010   2.207       2.703    --
                                                                                       2009   1.321       2.207    --
 BHFTI Brighthouse/AIM Capital Appreciation Subaccount (Class A) (1/70)............... 2009   0.619       0.589    --
 BHFTI Brighthouse/Wellington Large Cap Research Subaccount (Class E) (4/07).......... 2018   2.037       1.885    --
                                                                                       2017   1.692       2.037    --
                                                                                       2016   1.582       1.692    --
                                                                                       2015   1.534       1.582    --
                                                                                       2014   1.367       1.534    --
                                                                                       2013   1.031       1.367    --
                                                                                       2012   0.920       1.031    --
                                                                                       2011   0.930       0.920    --
                                                                                       2010   0.836       0.930    --
                                                                                       2009   0.710       0.836    --
 BHFTI Clarion Global Real Estate Subaccount (Class A) (4/07)......................... 2018   1.305       1.181    --
                                                                                       2017   1.190       1.305    --
                                                                                       2016   1.192       1.190    --
                                                                                       2015   1.222       1.192    --
                                                                                       2014   1.088       1.222    --
                                                                                       2013   1.062       1.088    --
                                                                                       2012   0.851       1.062    --
                                                                                       2011   0.910       0.851    --
                                                                                       2010   0.793       0.910    --
                                                                                       2009   0.594       0.793    --
 BHFTI ClearBridge Aggressive Growth II Subaccount (Class A) (1/70)................... 2014   1.114       1.162    --
                                                                                       2013   0.874       1.114    --
                                                                                       2012   0.720       0.874    --
                                                                                       2011   0.787       0.720    --
                                                                                       2010   0.727       0.787    --
                                                                                       2009   0.514       0.727    --
 BHFTI ClearBridge Aggressive Growth Subaccount (Class A) (4/14)...................... 2018   1.480       1.362    --
                                                                                       2017   1.262       1.480    --
                                                                                       2016   1.241       1.262    --
                                                                                       2015   1.306       1.241    --
                                                                                       2014   1.158       1.306    --
 BHFTI Harris Oakmark International Subaccount (Class A) (1/70)....................... 2018   2.257       1.700    --
                                                                                       2017   1.747       2.257    --
                                                                                       2016   1.632       1.747    --
                                                                                       2015   1.727       1.632    --
                                                                                       2014   1.850       1.727    --
                                                                                       2013   1.432       1.850    --
                                                                                       2012   1.120       1.432    --
                                                                                       2011   1.319       1.120    --
                                                                                       2010   1.145       1.319    --
                                                                                       2009   0.746       1.145    --
 BHFTI Invesco Comstock Subaccount (Class B) (5/09)................................... 2018   3.075       2.667    --

                               BRA -- SEPARATE ACCOUNT CHARGES 1.25% 5% AIR (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2017   2.638       3.075    --
                                                                              2016   2.277       2.638    --
                                                                              2015   2.452       2.277    --
                                                                              2014   2.272       2.452    --
                                                                              2013   1.699       2.272    --
                                                                              2012   1.452       1.699    --
                                                                              2011   1.492       1.452    --
                                                                              2010   1.315       1.492    --
                                                                              2009   1.051       1.315    --
 BHFTI Invesco Small Cap Growth Subaccount (Class A) (1/70).................. 2018   2.566       2.312    --
                                                                              2017   2.069       2.566    --
                                                                              2016   1.875       2.069    --
                                                                              2015   1.926       1.875    --
                                                                              2014   1.803       1.926    --
                                                                              2013   1.299       1.803    --
                                                                              2012   1.110       1.299    --
                                                                              2011   1.133       1.110    --
                                                                              2010   0.907       1.133    --
                                                                              2009   0.685       0.907    --
 BHFTI JPMorgan Small Cap Value Subaccount (Class A) (1/70).................. 2018   1.940       1.652    --
                                                                              2017   1.895       1.940    --
                                                                              2016   1.467       1.895    --
                                                                              2015   1.601       1.467    --
                                                                              2014   1.549       1.601    --
                                                                              2013   1.177       1.549    --
                                                                              2012   1.031       1.177    --
                                                                              2011   1.161       1.031    --
                                                                              2010   0.984       1.161    --
                                                                              2009   0.772       0.984    --
 BHFTI Legg Mason Partners Managed Assets Subaccount (Class A) (1/70)........ 2009   1.023       1.013    --
 BHFTI Lord Abbett Bond Debenture Subaccount (Class A) (1/70)................ 2016   1.843       1.901    --
                                                                              2015   1.902       1.843    --
                                                                              2014   1.832       1.902    --
                                                                              2013   1.715       1.832    --
                                                                              2012   1.535       1.715    --
                                                                              2011   1.482       1.535    --
                                                                              2010   1.326       1.482    --
                                                                              2009   0.979       1.326    --
 BHFTI MFS(Reg. TM) Research International Subaccount (Class B) (4/07)....... 2018   1.734       1.473    --
                                                                              2017   1.370       1.734    --
                                                                              2016   1.400       1.370    --
                                                                              2015   1.443       1.400    --
                                                                              2014   1.570       1.443    --
                                                                              2013   1.333       1.570    --
                                                                              2012   1.157       1.333    --
                                                                              2011   1.312       1.157    --
                                                                              2010   1.192       1.312    --
                                                                              2009   0.918       1.192    --
 BHFTI MLA Mid Cap Subaccount (Class A) (4/07)............................... 2013   1.891       2.052    --
                                                                              2012   1.813       1.891    --
                                                                              2011   1.935       1.813    --
                                                                              2010   1.590       1.935    --
                                                                              2009   1.174       1.590    --
 BHFTI Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08)............. 2018   1.631       1.774    --
                                                                              2017   1.181       1.631    --
                                                                              2016   1.306       1.181    --
                                                                              2015   1.392       1.306    --
                                                                              2014   1.396       1.392    --
                                                                              2013   1.016       1.396    --
                                                                              2012   0.942       1.016    --
                                                                              2011   1.025       0.942    --
                                                                              2010   0.785       1.025    --
                                                                              2009   0.506       0.785    --
 BHFTI Oppenheimer Global Equity Subaccount (Class B) (1/70)................. 2013   1.110       1.393    --
                                                                              2012   0.928       1.110    --
                                                                              2011   1.025       0.928    --
                                                                              2010   0.896       1.025    --
                                                                              2009   0.649       0.896    --

                             BRA -- SEPARATE ACCOUNT CHARGES 1.25% 5% AIR (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
 BHFTI PIMCO Inflation Protected Bond Subaccount (Class A) (4/07)........ 2018   1.397       1.350           --
                                                                          2017   1.362       1.397           --
                                                                          2016   1.312       1.362           --
                                                                          2015   1.368       1.312           --
                                                                          2014   1.343       1.368           --
                                                                          2013   1.493       1.343           --
                                                                          2012   1.383       1.493           --
                                                                          2011   1.256       1.383           --
                                                                          2010   1.178       1.256           --
                                                                          2009   1.008       1.178           --
 BHFTI PIMCO Total Return Subaccount (Class B) (5/09).................... 2018   1.971       1.942           --
                                                                          2017   1.910       1.971           --
                                                                          2016   1.884       1.910           --
                                                                          2015   1.908       1.884           --
                                                                          2014   1.854       1.908           --
                                                                          2013   1.914       1.854           --
                                                                          2012   1.774       1.914           --
                                                                          2011   1.741       1.774           --
                                                                          2010   1.630       1.741           --
                                                                          2009   1.459       1.630           --
 BHFTI Pioneer Fund Subaccount (Class A) (1/70).......................... 2016   1.402       1.412           --
                                                                          2015   1.419       1.402           --
                                                                          2014   1.292       1.419           --
                                                                          2013   0.983       1.292           --
                                                                          2012   0.901       0.983           --
                                                                          2011   0.955       0.901           --
                                                                          2010   0.832       0.955           --
                                                                          2009   0.680       0.832           --
 BHFTI Pioneer Strategic Income Subaccount (Class A) (1/70).............. 2016   2.283       2.343           --
                                                                          2015   2.342       2.283           --
                                                                          2014   2.268       2.342           --
                                                                          2013   2.262       2.268           --
                                                                          2012   2.052       2.262           --
                                                                          2011   2.005       2.052           --
                                                                          2010   1.810       2.005           --
                                                                          2009   1.377       1.810           --
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class B) (1/70)......... 2018   1.939       1.739           --
                                                                          2017   1.679       1.939           --
                                                                          2016   1.466       1.679           --
                                                                          2015   1.540       1.466           --
                                                                          2014   1.376       1.540           --
                                                                          2013   1.042       1.376           --
                                                                          2012   0.894       1.042           --
                                                                          2011   0.943       0.894           --
                                                                          2010   0.816       0.943           --
                                                                          2009   0.698       0.816           --
 BHFTI T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)......... 2018   2.203       1.978        5,949
                                                                          2017   1.905       2.203        7,319
                                                                          2016   1.662       1.905        8,775
                                                                          2015   1.744       1.662       10,323
                                                                          2014   1.595       1.744       11,962
 BHFTI Victory Sycamore Mid Cap Value Subaccount (Class B) (4/07)........ 2018   2.132       1.892           --
                                                                          2017   1.972       2.132           --
                                                                          2016   1.729       1.972           --
                                                                          2015   1.923       1.729           --
                                                                          2014   1.776       1.923           --
                                                                          2013   1.380       1.776           --
                                                                          2012   1.218       1.380           --
                                                                          2011   1.281       1.218           --
                                                                          2010   1.033       1.281           --
                                                                          2009   0.827       1.033           --
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class A) (1/70)................ 2018   1.818       1.789        2,432

                             BRA -- SEPARATE ACCOUNT CHARGES 1.25% 5% AIR (CONTINUED)
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                           2017   1.768       1.818        2,993
                                                                           2016   1.736       1.768        3,588
                                                                           2015   1.748       1.736        4,221
                                                                           2014   1.653       1.748        4,891
                                                                           2013   1.686       1.653        5,602
                                                                           2012   1.588       1.686        6,353
                                                                           2011   1.509       1.588        6,935
                                                                           2010   1.410       1.509        7,768
                                                                           2009   1.304       1.410        8,646
 BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)........ 2018   1.665       1.684        3,717
                                                                           2017   1.258       1.665        4,573
                                                                           2016   1.273       1.258        5,484
                                                                           2015   1.213       1.273        6,450
                                                                           2014   1.128       1.213        7,475
                                                                           2013   0.851       1.128        8,561
                                                                           2012   0.753       0.851        9,709
                                                                           2011   0.838       0.753       10,599
                                                                           2010   0.708       0.838       11,872
                                                                           2009   0.561       0.708       13,213
 BHFTII BlackRock Ultra-Short Term Bond Subaccount (Class A) (1/70)....... 2018   1.107       1.112        2,236
                                                                           2017   1.111       1.107        2,429
                                                                           2016   1.121       1.111        2,636
                                                                           2015   1.135       1.121        2,860
                                                                           2014   1.149       1.135        3,098
                                                                           2013   1.163       1.149        3,352
                                                                           2012   1.178       1.163        3,622
                                                                           2011   1.193       1.178        3,717
                                                                           2010   1.208       1.193        4,018
                                                                           2009   1.218       1.208        4,332
 BHFTII Brighthouse Asset Allocation 20 Subaccount (Class B) (1/70)....... 2018   1.489       1.432           --
                                                                           2017   1.410       1.489           --
                                                                           2016   1.366       1.410           --
                                                                           2015   1.391       1.366           --
                                                                           2014   1.348       1.391           --
                                                                           2013   1.309       1.348           --
                                                                           2012   1.214       1.309           --
                                                                           2011   1.191       1.214           --
                                                                           2010   1.095       1.191           --
                                                                           2009   0.920       1.095           --
 BHFTII Brighthouse Asset Allocation 40 Subaccount (Class B) (1/70)....... 2018   1.578       1.490           --
                                                                           2017   1.444       1.578           --
                                                                           2016   1.379       1.444           --
                                                                           2015   1.411       1.379           --
                                                                           2014   1.362       1.411           --
                                                                           2013   1.243       1.362           --
                                                                           2012   1.129       1.243           --
                                                                           2011   1.132       1.129           --
                                                                           2010   1.028       1.132           --
                                                                           2009   0.841       1.028           --
 BHFTII Brighthouse Asset Allocation 60 Subaccount (Class B) (1/70)....... 2018   1.647       1.527           --
                                                                           2017   1.453       1.647           --
                                                                           2016   1.374       1.453           --
                                                                           2015   1.409       1.374           --
                                                                           2014   1.358       1.409           --
                                                                           2013   1.166       1.358           --
                                                                           2012   1.042       1.166           --
                                                                           2011   1.070       1.042           --
                                                                           2010   0.957       1.070           --
                                                                           2009   0.766       0.957           --
 BHFTII Brighthouse Asset Allocation 80 Subaccount (Class B) (1/70)....... 2018   1.771       1.607           --
                                                                           2017   1.505       1.771           --
                                                                           2016   1.409       1.505           --
                                                                           2015   1.451       1.409           --
                                                                           2014   1.396       1.451           --
                                                                           2013   1.137       1.396           --
                                                                           2012   0.998       1.137           --
                                                                           2011   1.050       0.998           --
                                                                           2010   0.927       1.050           --
                                                                           2009   0.727       0.927           --

                          BRA -- SEPARATE ACCOUNT CHARGES 1.25% 5% AIR (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)....................... 2018   2.332
                                                                                           2017   2.051
                                                                                           2016   1.941
                                                                                           2015   1.916
                                                                                           2014   1.755
                                                                                           2013   1.473
                                                                                           2012   1.328
                                                                                           2011   1.295
                                                                                           2010   1.196
                                                                                           2009   1.029
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 2018   1.983
                                                                                           2017   1.686
                                                                                           2016   1.591
                                                                                           2015   1.573
                                                                                           2014   1.440
                                                                                           2013   1.090
                                                                                           2012   0.978
                                                                                           2011   1.032
                                                                                           2010   0.933
                                                                                           2009   0.716
 BHFTII Capital Guardian U.S. Equity Subaccount (Class A) (4/07).......................... 2009   0.643
 BHFTII FI Large Cap Subaccount (Class A) (1/70).......................................... 2009   0.523
 BHFTII FI Value Leaders Subaccount (Class D) (1/70)...................................... 2013   1.199
                                                                                           2012   1.050
                                                                                           2011   1.134
                                                                                           2010   1.003
                                                                                           2009   0.835
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (1/70)............................... 2018   2.218
                                                                                           2017   1.795
                                                                                           2016   1.726
                                                                                           2015   1.701
                                                                                           2014   1.551
                                                                                           2013   1.184
                                                                                           2012   1.081
                                                                                           2011   1.130
                                                                                           2010   0.994
                                                                                           2009   0.674
 BHFTII Jennison Growth Subaccount (Class B) (4/08)....................................... 2018   2.043
                                                                                           2017   1.510
                                                                                           2016   1.531
                                                                                           2015   1.403
                                                                                           2014   1.306
                                                                                           2013   0.967
                                                                                           2012   0.848
                                                                                           2011   0.856
                                                                                           2010   0.779
                                                                                           2009   0.565
 BHFTII MetLife Aggregate Bond Index Subaccount (Class A) (11/07)......................... 2018   1.836
                                                                                           2017   1.801
                                                                                           2016   1.781
                                                                                           2015   1.799
                                                                                           2014   1.722
                                                                                           2013   1.785
                                                                                           2012   1.740
                                                                                           2011   1.639
                                                                                           2010   1.565
                                                                                           2009   1.506
 BHFTII MetLife Aggressive Allocation Subaccount (Class B) (1/70)......................... 2011   0.959
                                                                                           2010   0.839
                                                                                           2009   0.646
 BHFTII MetLife MSCI EAFE(Reg. TM) Index Subaccount (Class A) (11/07)..................... 2018   1.578



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)....................... 2.216           --
                                                                                           2.332           --
                                                                                           2.051           --
                                                                                           1.941           --
                                                                                           1.916           --
                                                                                           1.755           --
                                                                                           1.473           --
                                                                                           1.328           --
                                                                                           1.295           --
                                                                                           1.196           --
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 1.956           --
                                                                                           1.983           --
                                                                                           1.686           --
                                                                                           1.591           --
                                                                                           1.573           --
                                                                                           1.440           --
                                                                                           1.090           --
                                                                                           0.978           --
                                                                                           1.032           --
                                                                                           0.933           --
 BHFTII Capital Guardian U.S. Equity Subaccount (Class A) (4/07).......................... 0.637           --
 BHFTII FI Large Cap Subaccount (Class A) (1/70).......................................... 0.546           --
 BHFTII FI Value Leaders Subaccount (Class D) (1/70)...................................... 1.322           --
                                                                                           1.199           --
                                                                                           1.050           --
                                                                                           1.134           --
                                                                                           1.003           --
 BHFTII Frontier Mid Cap Growth Subaccount (Class D) (1/70)............................... 2.064        1,503
                                                                                           2.218        1,848
                                                                                           1.795        2,215
                                                                                           1.726        2,607
                                                                                           1.701        3,022
                                                                                           1.551        3,460
                                                                                           1.184        3,923
                                                                                           1.081        4,283
                                                                                           1.130        4,798
                                                                                           0.994        5,339
 BHFTII Jennison Growth Subaccount (Class B) (4/08)....................................... 2.020           --
                                                                                           2.043           --
                                                                                           1.510           --
                                                                                           1.531           --
                                                                                           1.403           --
                                                                                           1.306           --
                                                                                           0.967           --
                                                                                           0.848           --
                                                                                           0.856           --
                                                                                           0.779           --
 BHFTII MetLife Aggregate Bond Index Subaccount (Class A) (11/07)......................... 1.810       11,117
                                                                                           1.836       12,077
                                                                                           1.801       13,109
                                                                                           1.781       14,218
                                                                                           1.799       15,402
                                                                                           1.722       16,667
                                                                                           1.785       18,005
                                                                                           1.740       18,481
                                                                                           1.639       19,970
                                                                                           1.565       21,540
 BHFTII MetLife Aggressive Allocation Subaccount (Class B) (1/70)......................... 1.040           --
                                                                                           0.959           --
                                                                                           0.839           --
 BHFTII MetLife MSCI EAFE(Reg. TM) Index Subaccount (Class A) (11/07)..................... 1.342        2,236

                          BRA -- SEPARATE ACCOUNT CHARGES 1.25% 5% AIR (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2017    1.280
                                                                                           2016    1.279
                                                                                           2015    1.309
                                                                                           2014    1.410
                                                                                           2013    1.172
                                                                                           2012    1.003
                                                                                           2011    1.160
                                                                                           2010    1.086
                                                                                           2009    0.855
 BHFTII MetLife Russell 2000(Reg. TM) Index Subaccount (Class A) (11/07).................. 2018    4.604
                                                                                           2017    4.065
                                                                                           2016    3.394
                                                                                           2015    3.590
                                                                                           2014    3.461
                                                                                           2013    2.529
                                                                                           2012    2.201
                                                                                           2011    2.324
                                                                                           2010    1.854
                                                                                           2009    1.490
 BHFTII MetLife Stock Index Subaccount (Class A) (11/07).................................. 2018    1.752
                                                                                           2017    1.459
                                                                                           2016    1.323
                                                                                           2015    1.324
                                                                                           2014    1.183
                                                                                           2013    0.907
                                                                                           2012    0.794
                                                                                           2011    0.789
                                                                                           2010    0.696
                                                                                           2009    0.558
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class F) (1/70)............................. 2018    2.465
                                                                                           2017    2.224
                                                                                           2016    2.066
                                                                                           2015    2.100
                                                                                           2014    1.961
                                                                                           2013    1.672
                                                                                           2012    1.520
                                                                                           2011    1.506
                                                                                           2010    1.388
                                                                                           2009    1.188
 BHFTII MFS(Reg. TM) Value Subaccount (Class A) (4/06).................................... 2018    2.875
                                                                                           2017    2.467
                                                                                           2016    2.184
                                                                                           2015    2.215
                                                                                           2014    2.024
                                                                                           2013    1.510
                                                                                           2012    1.311
                                                                                           2011    1.316
                                                                                           2010    1.196
                                                                                           2009    1.002
 BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13).............................. 2018    3.399
                                                                                           2017    2.974
                                                                                           2016    2.537
                                                                                           2015    2.554
                                                                                           2014    2.586
                                                                                           2013    2.066
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........................ 2018    3.628
                                                                                           2017    2.998
                                                                                           2016    2.723
                                                                                           2015    2.691
                                                                                           2014    2.555
                                                                                           2013    1.794
                                                                                           2012    1.568
                                                                                           2011    1.565
                                                                                           2010    1.177
                                                                                           2009    0.859
 BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16). 2018   36.220
   .
                                                                                           2017   33.886
                                                                                           2016   32.606



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                            1.578       2,428
                                                                                            1.280       2,636
                                                                                            1.279       2,858
                                                                                            1.309       3,097
                                                                                            1.410       3,351
                                                                                            1.172       3,621
                                                                                            1.003       3,717
                                                                                            1.160       4,016
                                                                                            1.086       4,332
 BHFTII MetLife Russell 2000(Reg. TM) Index Subaccount (Class A) (11/07)..................  4.048       1,802
                                                                                            4.604       1,957
                                                                                            4.065       2,125
                                                                                            3.394       2,304
                                                                                            3.590       2,496
                                                                                            3.461       2,701
                                                                                            2.529       2,918
                                                                                            2.201       2,995
                                                                                            2.324       3,236
                                                                                            1.854       3,491
 BHFTII MetLife Stock Index Subaccount (Class A) (11/07)..................................  1.650      26,510
                                                                                            1.752      29,967
                                                                                            1.459      33,656
                                                                                            1.323      37,613
                                                                                            1.324      41,840
                                                                                            1.183      46,352
                                                                                            0.907      51,134
                                                                                            0.794      53,743
                                                                                            0.789      59,069
                                                                                            0.696      64,687
 BHFTII MFS(Reg. TM) Total Return Subaccount (Class F) (1/70).............................  2.294          --
                                                                                            2.465          --
                                                                                            2.224          --
                                                                                            2.066          --
                                                                                            2.100          --
                                                                                            1.961          --
                                                                                            1.672          --
                                                                                            1.520          --
                                                                                            1.506          --
                                                                                            1.388          --
 BHFTII MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................  2.554          --
                                                                                            2.875          --
                                                                                            2.467          --
                                                                                            2.184          --
                                                                                            2.215          --
                                                                                            2.024          --
                                                                                            1.510          --
                                                                                            1.311          --
                                                                                            1.316          --
                                                                                            1.196          --
 BHFTII Neuberger Berman Genesis Subaccount (Class A) (4/13)..............................  3.132          --
                                                                                            3.399          --
                                                                                            2.974          --
                                                                                            2.537          --
                                                                                            2.554          --
                                                                                            2.586          --
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........................  3.339          --
                                                                                            3.628          --
                                                                                            2.998          --
                                                                                            2.723          --
                                                                                            2.691          --
                                                                                            2.555          --
                                                                                            1.794          --
                                                                                            1.568          --
                                                                                            1.565          --
                                                                                            1.177          --
 BHFTII Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16). 34.409          --
   .
                                                                                           36.220          --
                                                                                           33.886          --

                                   BRA -- SEPARATE ACCOUNT CHARGES 1.25% 5% AIR (CONTINUED)
                                                                                                 UNIT      UNIT     NUMBER OF
                                                                                                VALUE      VALUE      UNITS
                                                                                                  AT        AT     OUTSTANDING
                                                                                              BEGINNING   END OF       AT
PORTFOLIO NAME                                                                         YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------------------- ------ ----------- -------- ------------
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (1/70)......... 2018   1.649       1.647       4,220
                                                                                      2017   1.636       1.649       4,578
                                                                                      2016   1.633       1.636       4,960
                                                                                      2015   1.641       1.633       5,376
                                                                                      2014   1.614       1.641       5,826
                                                                                      2013   1.644       1.614       6,311
                                                                                      2012   1.608       1.644       6,830
                                                                                      2011   1.541       1.608       6,963
                                                                                      2010   1.473       1.541       7,543
                                                                                      2009   1.427       1.473       8,158
Delaware VIP Trust
 Delaware VIP(Reg. TM) Small Cap Value Subaccount (Standard Class) (4/99)............ 2018   5.407       4.446          --
                                                                                      2017   4.886       5.407          --
                                                                                      2016   3.765       4.886          --
                                                                                      2015   4.065       3.765          --
                                                                                      2014   3.888       4.065          --
                                                                                      2013   2.949       3.888          --
                                                                                      2012   2.622       2.949          --
                                                                                      2011   2.690       2.622          --
                                                                                      2010   2.060       2.690          --
                                                                                      2009   1.582       2.060          --
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (5/01)................ 2018   3.110       2.867          --
                                                                                      2017   2.590       3.110          --
                                                                                      2016   2.434       2.590          --
                                                                                      2015   2.455       2.434          --
                                                                                      2014   2.226       2.455          --
                                                                                      2013   1.721       2.226          --
                                                                                      2012   1.501       1.721          --
                                                                                      2011   1.563       1.501          --
                                                                                      2010   1.354       1.563          --
                                                                                      2009   1.012       1.354          --
 Fidelity VIP Dynamic Capital Appreciation Subaccount (Service Class 2) (5/01)....... 2018   2.592       2.427          --
                                                                                      2017   2.125       2.592          --
                                                                                      2016   2.096       2.125          --
                                                                                      2015   2.101       2.096          --
                                                                                      2014   1.922       2.101          --
                                                                                      2013   1.408       1.922          --
                                                                                      2012   1.166       1.408          --
                                                                                      2011   1.215       1.166          --
                                                                                      2010   1.042       1.215          --
                                                                                      2009   0.777       1.042          --
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)............................ 2018   4.236       3.565          --
                                                                                      2017   3.558       4.236          --
                                                                                      2016   3.219       3.558          --
                                                                                      2015   3.314       3.219          --
                                                                                      2014   3.165       3.314          --
                                                                                      2013   2.358       3.165          --
                                                                                      2012   2.085       2.358          --
                                                                                      2011   2.368       2.085          --
                                                                                      2010   1.865       2.368          --
                                                                                      2009   1.351       1.865          --
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/04)................. 2018   2.417       2.010          --
                                                                                      2017   1.743       2.417          --
                                                                                      2016   1.503       1.743          --
                                                                                      2015   1.893       1.503          --
                                                                                      2014   2.092       1.893          --
                                                                                      2013   2.138       2.092          --
                                                                                      2012   1.913       2.138          --
                                                                                      2011   2.302       1.913          --
                                                                                      2010   1.983       2.302          --
                                                                                      2009   1.163       1.983          --
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04)............................ 2018   1.811       1.512          --

                                 BRA -- SEPARATE ACCOUNT CHARGES 1.25% 5% AIR (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2017   1.571       1.811           --
                                                                                  2016   1.484       1.571           --
                                                                                  2015   1.607       1.484           --
                                                                                  2014   1.832       1.607           --
                                                                                  2013   1.508       1.832           --
                                                                                  2012   1.292       1.508           --
                                                                                  2011   1.464       1.292           --
                                                                                  2010   1.367       1.464           --
                                                                                  2009   1.010       1.367           --
Janus Aspen Series
 Janus Henderson Enterprise Subaccount (Service Shares) (5/01)................... 2018   2.917       2.861           --
                                                                                  2017   2.324       2.917           --
                                                                                  2016   2.099       2.324           --
                                                                                  2015   2.048       2.099           --
                                                                                  2014   1.848       2.048           --
                                                                                  2013   1.417       1.848           --
                                                                                  2012   1.227       1.417           --
                                                                                  2011   1.263       1.227           --
                                                                                  2010   1.019       1.263           --
                                                                                  2009   0.714       1.019           --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/01)....... 2018   2.387       2.160           --
                                                                                  2017   2.078       2.387           --
                                                                                  2016   2.079       2.078           --
                                                                                  2015   2.143       2.079           --
                                                                                  2014   1.802       2.143           --
                                                                                  2013   1.235       1.802           --
                                                                                  2012   1.053       1.235           --
                                                                                  2011   1.041       1.053           --
                                                                                  2010   0.843       1.041           --
                                                                                  2009   0.634       0.843           --
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (5/01)........... 2014   1.583       1.593           --
                                                                                  2013   1.212       1.583       13,702
                                                                                  2012   1.068       1.212       15,538
                                                                                  2011   1.153       1.068       16,962
                                                                                  2010   1.001       1.153       18,999
                                                                                  2009   0.784       1.001       21,145
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (5/01)............ 2018   2.486       2.412           --
                                                                                  2017   2.106       2.486           --
                                                                                  2016   1.942       2.106           --
                                                                                  2015   1.936       1.942           --
                                                                                  2014   1.766       1.936           --
                                                                                  2013   1.376       1.766           --
                                                                                  2012   1.201       1.376           --
                                                                                  2011   1.186       1.201           --
                                                                                  2010   1.066       1.186           --
                                                                                  2009   0.884       1.066           --
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (5/01)................. 2011   0.923       1.004           --
                                                                                  2010   0.835       0.923           --
                                                                                  2009   0.693       0.835           --
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (4/07)....... 2018   2.526       2.373           --
                                                                                  2017   2.146       2.526           --
                                                                                  2016   1.890       2.146           --
                                                                                  2015   1.999       1.890           --
                                                                                  2014   1.782       1.999           --
                                                                                  2013   1.433       1.782           --
                                                                                  2012   1.270       1.433           --
                                                                                  2011   1.192       1.270           --
                                                                                  2010   1.075       1.192           --
                                                                                  2009   0.886       1.075           --
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (3/99)........ 2018   2.587       2.555        3,585

                          BRA -- SEPARATE ACCOUNT CHARGES 1.25% 5% AIR (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2017   2.083
                                                                                           2016   1.964
                                                                                           2015   1.811
                                                                                           2014   1.609
                                                                                           2013   1.182
                                                                                           2012   0.994
                                                                                           2011   1.014
                                                                                           2010   0.934
                                                                                           2009   0.665
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (3/99).................. 2018   2.814
                                                                                           2017   2.481
                                                                                           2016   2.223
                                                                                           2015   2.317
                                                                                           2014   2.101
                                                                                           2013   1.607
                                                                                           2012   1.397
                                                                                           2011   1.348
                                                                                           2010   1.246
                                                                                           2009   1.014
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)................. 2018   2.858
                                                                                           2017   2.329
                                                                                           2016   2.229
                                                                                           2015   2.360
                                                                                           2014   2.296
                                                                                           2013   1.581
                                                                                           2012   1.340
                                                                                           2011   1.339
                                                                                           2010   1.083
                                                                                           2009   0.768
 LMPVET Equity Index Subaccount (Class II) (3/99)......................................... 2009   0.690
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (3/99)...... 2011   0.901
                                                                                           2010   0.879
                                                                                           2009   0.692
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Core Plus VIT Subaccount (5/99)..................................... 2018   2.120
                                                                                           2017   2.030
                                                                                           2016   1.966
                                                                                           2015   1.967
                                                                                           2014   1.998
                                                                                           2013   1.853
                                                                                           2012   1.592
                                                                                           2011   1.574
                                                                                           2010   1.366
                                                                                           2009   0.865
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 2011   1.012
                                                                                           2010   0.938
                                                                                           2009   0.809
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 2009   1.407
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (3/99)............................. 2018   1.722
                                                                                           2017   1.494
                                                                                           2016   1.424
                                                                                           2015   1.467
                                                                                           2014   1.359
                                                                                           2013   1.159
                                                                                           2012   1.060
                                                                                           2011   1.074
                                                                                           2010   0.969
                                                                                           2009   0.799
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/03)....................................... 2009   1.047
Wells Fargo Funds
 Wells Fargo VT Small Cap Value Subaccount (7/99)......................................... 2018   1.687



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           2.587       3,894
                                                                                           2.083       4,226
                                                                                           1.964       4,584
                                                                                           1.811       4,965
                                                                                           1.609       5,373
                                                                                           1.182       5,805
                                                                                           0.994       5,959
                                                                                           1.014       6,438
                                                                                           0.934       6,944
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (3/99).................. 2.532          --
                                                                                           2.814          --
                                                                                           2.481          --
                                                                                           2.223          --
                                                                                           2.317          --
                                                                                           2.101          --
                                                                                           1.607          --
                                                                                           1.397          --
                                                                                           1.348          --
                                                                                           1.246          --
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (5/01)................. 2.919          --
                                                                                           2.858          --
                                                                                           2.329          --
                                                                                           2.229          --
                                                                                           2.360          --
                                                                                           2.296          --
                                                                                           1.581          --
                                                                                           1.340          --
                                                                                           1.339          --
                                                                                           1.083          --
 LMPVET Equity Index Subaccount (Class II) (3/99)......................................... 0.672          --
 LMPVET Global Currents Variable International All Cap Opportunity Subaccount (3/99)...... 0.970          --
                                                                                           0.901          --
                                                                                           0.879          --
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Core Plus VIT Subaccount (5/99)..................................... 2.046          --
                                                                                           2.120          --
                                                                                           2.030          --
                                                                                           1.966          --
                                                                                           1.967          --
                                                                                           1.998          --
                                                                                           1.853          --
                                                                                           1.592          --
                                                                                           1.574          --
                                                                                           1.366          --
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................... 1.001          --
                                                                                           1.012          --
                                                                                           0.938          --
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 1.455          --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (3/99)............................. 1.685          --
                                                                                           1.722          --
                                                                                           1.494          --
                                                                                           1.424          --
                                                                                           1.467          --
                                                                                           1.359          --
                                                                                           1.159          --
                                                                                           1.060          --
                                                                                           1.074          --
                                                                                           0.969          --
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/03)....................................... 1.017          --
Wells Fargo Funds
 Wells Fargo VT Small Cap Value Subaccount (7/99)......................................... 1.687          --

BRA -- SEPARATE ACCOUNT CHARGES 1.25% 5% AIR (CONTINUED)
                            UNIT      UNIT     NUMBER OF
                           VALUE      VALUE      UNITS
                             AT        AT     OUTSTANDING
                         BEGINNING   END OF       AT
PORTFOLIO NAME    YEAR    OF YEAR     YEAR    END OF YEAR
---------------- ------ ----------- -------- ------------
                 2017   1.687       1.687    --
                 2016   1.577       1.687    --
                 2015   1.787       1.577    --
                 2014   1.732       1.787    --
                 2013   1.528       1.732    --
                 2012   1.358       1.528    --
                 2011   1.482       1.358    --
                 2010   1.280       1.482    --
                 2009   0.809       1.280    --





                                   BRA -- SEPARATE ACCOUNT CHARGES 1.25% 33 FL
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
Brighthouse Funds Trust I
 BHFTI Invesco Comstock Subaccount (Class B) (5/09)...................... 2018   2.051       1.773           --
                                                                          2017   1.766       2.051           --
                                                                          2016   1.529       1.766           --
                                                                          2015   1.652       1.529           --
                                                                          2014   1.535       1.652           --
                                                                          2013   1.152       1.535           --
                                                                          2012   0.988       1.152           --
                                                                          2011   1.019       0.988           --
                                                                          2010   0.902       1.019           --
                                                                          2009   0.723       0.902           --
 BHFTI Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08)......... 2018   2.122       2.300           --
                                                                          2017   1.541       2.122           --
                                                                          2016   1.710       1.541           --
                                                                          2015   1.829       1.710           --
                                                                          2014   1.839       1.829           --
                                                                          2013   1.344       1.839           --
                                                                          2012   1.250       1.344           --
                                                                          2011   1.364       1.250           --
                                                                          2010   1.049       1.364           --
                                                                          2009   0.678       1.049           --
 BHFTI PIMCO Total Return Subaccount (Class B) (5/09).................... 2018   1.780       1.748           --
                                                                          2017   1.731       1.780           --
                                                                          2016   1.713       1.731           --
                                                                          2015   1.741       1.713           --
                                                                          2014   1.697       1.741           --
                                                                          2013   1.758       1.697           --
                                                                          2012   1.634       1.758           --
                                                                          2011   1.609       1.634           --
                                                                          2010   1.512       1.609           --
                                                                          2009   1.356       1.512           --
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class A) (1/70)................ 2018   1.709       1.676          923
                                                                          2017   1.667       1.709        3,185
                                                                          2016   1.643       1.667        5,514
                                                                          2015   1.659       1.643        7,914
                                                                          2014   1.574       1.659       10,386
                                                                          2013   1.611       1.574       12,934
                                                                          2012   1.522       1.611       15,556
                                                                          2011   1.451       1.522       18,258
                                                                          2010   1.361       1.451       21,040
                                                                          2009   1.263       1.361       23,903
 BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)....... 2018   6.201       6.252           --

                           BRA -- SEPARATE ACCOUNT CHARGES 1.25% 33 FL (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2017   4.704
                                                                                           2016   4.775
                                                                                           2015   4.564
                                                                                           2014   4.258
                                                                                           2013   3.223
                                                                                           2012   2.863
                                                                                           2011   3.194
                                                                                           2010   2.708
                                                                                           2009   2.150
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)....................... 2018   7.218
                                                                                           2017   6.368
                                                                                           2016   6.047
                                                                                           2015   5.989
                                                                                           2014   5.503
                                                                                           2013   4.636
                                                                                           2012   4.192
                                                                                           2011   4.102
                                                                                           2010   3.801
                                                                                           2009   3.275
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 2018   6.258
                                                                                           2017   5.339
                                                                                           2016   5.053
                                                                                           2015   5.013
                                                                                           2014   4.604
                                                                                           2013   3.498
                                                                                           2012   3.149
                                                                                           2011   3.333
                                                                                           2010   3.024
                                                                                           2009   2.327
 BHFTII Jennison Growth Subaccount (Class B) (4/08)....................................... 2018   2.827
                                                                                           2017   2.096
                                                                                           2016   2.132
                                                                                           2015   1.960
                                                                                           2014   1.831
                                                                                           2013   1.360
                                                                                           2012   1.196
                                                                                           2011   1.212
                                                                                           2010   1.107
                                                                                           2009   0.805
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........................ 2018   4.007
                                                                                           2017   3.322
                                                                                           2016   3.027
                                                                                           2015   3.002
                                                                                           2014   2.859
                                                                                           2013   2.015
                                                                                           2012   1.766
                                                                                           2011   1.769
                                                                                           2010   1.334
                                                                                           2009   0.978
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (1/70).............. 2018   1.550
                                                                                           2017   1.542
                                                                                           2016   1.545
                                                                                           2015   1.558
                                                                                           2014   1.537
                                                                                           2013   1.571
                                                                                           2012   1.542
                                                                                           2011   1.482
                                                                                           2010   1.421
                                                                                           2009   1.382



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           6.201    --
                                                                                           4.704    --
                                                                                           4.775    --
                                                                                           4.564    --
                                                                                           4.258    --
                                                                                           3.223    --
                                                                                           2.863    --
                                                                                           3.194    --
                                                                                           2.708    --
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)....................... 6.837    --
                                                                                           7.218    --
                                                                                           6.368    --
                                                                                           6.047    --
                                                                                           5.989    --
                                                                                           5.503    --
                                                                                           4.636    --
                                                                                           4.192    --
                                                                                           4.102    --
                                                                                           3.801    --
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 6.154    --
                                                                                           6.258    --
                                                                                           5.339    --
                                                                                           5.053    --
                                                                                           5.013    --
                                                                                           4.604    --
                                                                                           3.498    --
                                                                                           3.149    --
                                                                                           3.333    --
                                                                                           3.024    --
 BHFTII Jennison Growth Subaccount (Class B) (4/08)....................................... 2.785    --
                                                                                           2.827    --
                                                                                           2.096    --
                                                                                           2.132    --
                                                                                           1.960    --
                                                                                           1.831    --
                                                                                           1.360    --
                                                                                           1.196    --
                                                                                           1.212    --
                                                                                           1.107    --
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........................ 3.676    --
                                                                                           4.007    --
                                                                                           3.322    --
                                                                                           3.027    --
                                                                                           3.002    --
                                                                                           2.859    --
                                                                                           2.015    --
                                                                                           1.766    --
                                                                                           1.769    --
                                                                                           1.334    --
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (1/70).............. 1.543    --
                                                                                           1.550    --
                                                                                           1.542    --
                                                                                           1.545    --
                                                                                           1.558    --
                                                                                           1.537    --
                                                                                           1.571    --
                                                                                           1.542    --
                                                                                           1.482    --
                                                                                           1.421    --




            BRA -- SEPARATE ACCOUNT CHARGES 1.25% 53 FL
                                       UNIT      UNIT     NUMBER OF
                                      VALUE      VALUE      UNITS
                                        AT        AT     OUTSTANDING
                                    BEGINNING   END OF       AT
PORTFOLIO NAME               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------- ------ ----------- -------- ------------
Brighthouse Funds Trust I

                           BRA -- SEPARATE ACCOUNT CHARGES 1.25% 53 FL (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 BHFTI Invesco Comstock Subaccount (Class B) (5/09)....................................... 2018   2.000
                                                                                           2017   1.725
                                                                                           2016   1.497
                                                                                           2015   1.620
                                                                                           2014   1.509
                                                                                           2013   1.135
                                                                                           2012   0.975
                                                                                           2011   1.008
                                                                                           2010   0.893
                                                                                           2009   0.717
 BHFTI Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08).......................... 2018   2.051
                                                                                           2017   1.492
                                                                                           2016   1.660
                                                                                           2015   1.779
                                                                                           2014   1.792
                                                                                           2013   1.312
                                                                                           2012   1.223
                                                                                           2011   1.337
                                                                                           2010   1.030
                                                                                           2009   0.667
 BHFTI PIMCO Total Return Subaccount (Class B) (5/09)..................................... 2018   1.721
                                                                                           2017   1.676
                                                                                           2016   1.663
                                                                                           2015   1.693
                                                                                           2014   1.654
                                                                                           2013   1.716
                                                                                           2012   1.599
                                                                                           2011   1.578
                                                                                           2010   1.485
                                                                                           2009   1.334
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class A) (1/70)................................. 2018   1.646
                                                                                           2017   1.609
                                                                                           2016   1.588
                                                                                           2015   1.607
                                                                                           2014   1.528
                                                                                           2013   1.567
                                                                                           2012   1.484
                                                                                           2011   1.417
                                                                                           2010   1.332
                                                                                           2009   1.238
 BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)........................ 2018   5.920
                                                                                           2017   4.500
                                                                                           2016   4.577
                                                                                           2015   4.384
                                                                                           2014   4.098
                                                                                           2013   3.108
                                                                                           2012   2.766
                                                                                           2011   3.093
                                                                                           2010   2.627
                                                                                           2009   2.089
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)....................... 2018   6.777
                                                                                           2017   5.991
                                                                                           2016   5.700
                                                                                           2015   5.657
                                                                                           2014   5.209
                                                                                           2013   4.397
                                                                                           2012   3.983
                                                                                           2011   3.906
                                                                                           2010   3.626
                                                                                           2009   3.129
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 2018   5.974



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 BHFTI Invesco Comstock Subaccount (Class B) (5/09)....................................... 1.726    --
                                                                                           2.000    --
                                                                                           1.725    --
                                                                                           1.497    --
                                                                                           1.620    --
                                                                                           1.509    --
                                                                                           1.135    --
                                                                                           0.975    --
                                                                                           1.008    --
                                                                                           0.893    --
 BHFTI Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08).......................... 2.219    --
                                                                                           2.051    --
                                                                                           1.492    --
                                                                                           1.660    --
                                                                                           1.779    --
                                                                                           1.792    --
                                                                                           1.312    --
                                                                                           1.223    --
                                                                                           1.337    --
                                                                                           1.030    --
 BHFTI PIMCO Total Return Subaccount (Class B) (5/09)..................................... 1.687    --
                                                                                           1.721    --
                                                                                           1.676    --
                                                                                           1.663    --
                                                                                           1.693    --
                                                                                           1.654    --
                                                                                           1.716    --
                                                                                           1.599    --
                                                                                           1.578    --
                                                                                           1.485    --
Brighthouse Funds Trust II
 BHFTII BlackRock Bond Income Subaccount (Class A) (1/70)................................. 1.611    --
                                                                                           1.646    --
                                                                                           1.609    --
                                                                                           1.588    --
                                                                                           1.607    --
                                                                                           1.528    --
                                                                                           1.567    --
                                                                                           1.484    --
                                                                                           1.417    --
                                                                                           1.332    --
 BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)........................ 5.956    --
                                                                                           5.920    --
                                                                                           4.500    --
                                                                                           4.577    --
                                                                                           4.384    --
                                                                                           4.098    --
                                                                                           3.108    --
                                                                                           2.766    --
                                                                                           3.093    --
                                                                                           2.627    --
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)....................... 6.406    --
                                                                                           6.777    --
                                                                                           5.991    --
                                                                                           5.700    --
                                                                                           5.657    --
                                                                                           5.209    --
                                                                                           4.397    --
                                                                                           3.983    --
                                                                                           3.906    --
                                                                                           3.626    --
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 5.863    --

                                  BRA -- SEPARATE ACCOUNT CHARGES 1.25% 53 FL (CONTINUED)
                                                                                               UNIT      UNIT     NUMBER OF
                                                                                              VALUE      VALUE      UNITS
                                                                                                AT        AT     OUTSTANDING
                                                                                            BEGINNING   END OF       AT
PORTFOLIO NAME                                                                       YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                    2017   5.107       5.974    --
                                                                                    2016   4.843       5.107    --
                                                                                    2015   4.815       4.843    --
                                                                                    2014   4.430       4.815    --
                                                                                    2013   3.373       4.430    --
                                                                                    2012   3.043       3.373    --
                                                                                    2011   3.227       3.043    --
                                                                                    2010   2.933       3.227    --
                                                                                    2009   2.262       2.933    --
 BHFTII Jennison Growth Subaccount (Class B) (4/08)................................ 2018   2.739       2.694    --
                                                                                    2017   2.036       2.739    --
                                                                                    2016   2.075       2.036    --
                                                                                    2015   1.911       2.075    --
                                                                                    2014   1.789       1.911    --
                                                                                    2013   1.332       1.789    --
                                                                                    2012   1.173       1.332    --
                                                                                    2011   1.192       1.173    --
                                                                                    2010   1.090       1.192    --
                                                                                    2009   0.795       1.090    --
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................. 2018   3.843       3.519    --
                                                                                    2017   3.193       3.843    --
                                                                                    2016   2.915       3.193    --
                                                                                    2015   2.896       2.915    --
                                                                                    2014   2.765       2.896    --
                                                                                    2013   1.952       2.765    --
                                                                                    2012   1.715       1.952    --
                                                                                    2011   1.720       1.715    --
                                                                                    2010   1.300       1.720    --
                                                                                    2009   0.955       1.300    --
 BHFTII Western Asset Management U.S. Government Subaccount (Class A) (1/70)....... 2018   1.493       1.483    --
                                                                                    2017   1.488       1.493    --
                                                                                    2016   1.494       1.488    --
                                                                                    2015   1.510       1.494    --
                                                                                    2014   1.493       1.510    --
                                                                                    2013   1.528       1.493    --
                                                                                    2012   1.503       1.528    --
                                                                                    2011   1.448       1.503    --
                                                                                    2010   1.391       1.448    --
                                                                                    2009   1.355       1.391    --





                                   BRA -- SEPARATE ACCOUNT CHARGES 1.25% 83 FL
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
Brighthouse Funds Trust I
 BHFTI Invesco Comstock Subaccount (Class B) (5/09)..................... 2018   1.925       1.656    --
                                                                         2017   1.665       1.925    --
                                                                         2016   1.450       1.665    --
                                                                         2015   1.574       1.450    --
                                                                         2014   1.470       1.574    --
                                                                         2013   1.109       1.470    --
                                                                         2012   0.956       1.109    --
                                                                         2011   0.991       0.956    --
                                                                         2010   0.881       0.991    --
                                                                         2009   0.708       0.881    --
 BHFTI Morgan Stanley Mid Cap Growth Subaccount (Class B) (4/08)........ 2018   1.950       2.103    --
                                                                         2017   1.423       1.950    --
                                                                         2016   1.587       1.423    --
                                                                         2015   1.706       1.587    --
                                                                         2014   1.724       1.706    --
                                                                         2013   1.266       1.724    --
                                                                         2012   1.183       1.266    --
                                                                         2011   1.298       1.183    --
                                                                         2010   1.003       1.298    --
                                                                         2009   0.651       1.003    --

                           BRA -- SEPARATE ACCOUNT CHARGES 1.25% 83 FL (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 BHFTI PIMCO Total Return Subaccount (Class B) (5/09)..................................... 2018   1.636
                                                                                           2017   1.598
                                                                                           2016   1.590
                                                                                           2015   1.624
                                                                                           2014   1.591
                                                                                           2013   1.656
                                                                                           2012   1.548
                                                                                           2011   1.532
                                                                                           2010   1.446
                                                                                           2009   1.302
Brighthouse Funds Trust II
 BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)........................ 2018   5.523
                                                                                           2017   4.210
                                                                                           2016   4.295
                                                                                           2015   4.126
                                                                                           2014   3.869
                                                                                           2013   2.943
                                                                                           2012   2.627
                                                                                           2011   2.946
                                                                                           2010   2.510
                                                                                           2009   2.000
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)....................... 2018   6.166
                                                                                           2017   5.468
                                                                                           2016   5.218
                                                                                           2015   5.193
                                                                                           2014   4.796
                                                                                           2013   4.061
                                                                                           2012   3.690
                                                                                           2011   3.629
                                                                                           2010   3.380
                                                                                           2009   2.922
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 2018   5.573
                                                                                           2017   4.779
                                                                                           2016   4.545
                                                                                           2015   4.532
                                                                                           2014   4.183
                                                                                           2013   3.194
                                                                                           2012   2.890
                                                                                           2011   3.074
                                                                                           2010   2.803
                                                                                           2009   2.168
 BHFTII Jennison Growth Subaccount (Class B) (4/08)....................................... 2018   2.614
                                                                                           2017   1.948
                                                                                           2016   1.991
                                                                                           2015   1.839
                                                                                           2014   1.727
                                                                                           2013   1.290
                                                                                           2012   1.140
                                                                                           2011   1.161
                                                                                           2010   1.065
                                                                                           2009   0.779
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........................ 2018   3.610
                                                                                           2017   3.008
                                                                                           2016   2.755
                                                                                           2015   2.745
                                                                                           2014   2.628
                                                                                           2013   1.861
                                                                                           2012   1.640
                                                                                           2011   1.650
                                                                                           2010   1.251
                                                                                           2009   0.922
Legg Mason Partners Variable Equity Trust
 LMPVET Equity Index Subaccount (Class II) (3/99)......................................... 2009   0.636



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 BHFTI PIMCO Total Return Subaccount (Class B) (5/09)..................................... 1.598    --
                                                                                           1.636    --
                                                                                           1.598    --
                                                                                           1.590    --
                                                                                           1.624    --
                                                                                           1.591    --
                                                                                           1.656    --
                                                                                           1.548    --
                                                                                           1.532    --
                                                                                           1.446    --
Brighthouse Funds Trust II
 BHFTII BlackRock Capital Appreciation Subaccount (Class A) (5/09)........................ 5.540    --
                                                                                           5.523    --
                                                                                           4.210    --
                                                                                           4.295    --
                                                                                           4.126    --
                                                                                           3.869    --
                                                                                           2.943    --
                                                                                           2.627    --
                                                                                           2.946    --
                                                                                           2.510    --
 BHFTII Brighthouse/Wellington Balanced Subaccount (Class A) (5/09)....................... 5.811    --
                                                                                           6.166    --
                                                                                           5.468    --
                                                                                           5.218    --
                                                                                           5.193    --
                                                                                           4.796    --
                                                                                           4.061    --
                                                                                           3.690    --
                                                                                           3.629    --
                                                                                           3.380    --
 BHFTII Brighthouse/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)...... 5.453    --
                                                                                           5.573    --
                                                                                           4.779    --
                                                                                           4.545    --
                                                                                           4.532    --
                                                                                           4.183    --
                                                                                           3.194    --
                                                                                           2.890    --
                                                                                           3.074    --
                                                                                           2.803    --
 BHFTII Jennison Growth Subaccount (Class B) (4/08)....................................... 2.562    --
                                                                                           2.614    --
                                                                                           1.948    --
                                                                                           1.991    --
                                                                                           1.839    --
                                                                                           1.727    --
                                                                                           1.290    --
                                                                                           1.140    --
                                                                                           1.161    --
                                                                                           1.065    --
 BHFTII T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........................ 3.296    --
                                                                                           3.610    --
                                                                                           3.008    --
                                                                                           2.755    --
                                                                                           2.745    --
                                                                                           2.628    --
                                                                                           1.861    --
                                                                                           1.640    --
                                                                                           1.650    --
                                                                                           1.251    --
Legg Mason Partners Variable Equity Trust
 LMPVET Equity Index Subaccount (Class II) (3/99)......................................... 0.618    --



Certain Subaccounts are subject to a cap or waiver of mortality and expense charges. Please see the Fee Table in the Prospectus for more information


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2018.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2017 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 02/25/05, The Travelers Series Trust-MFS(Reg. TM) Emerging Growth Portfolio merged into Travelers Series Trust-MFS(Reg. TM) Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, AIM Variable Insurance Funds-AIM V.I. Premier Equity Fund merged into AIM Variable Insurance Funds-AIM V.I. Core Equity Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, Managed Assets Trust merged into Metropolitan Series Fund, Inc.-Legg Mason Partners Managed Assets Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, Money Market Portfolio merged into Metropolitan Series Fund, Inc.-Black Rock Money Market Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, High Yield Bond Trust merged into Metropolitan Series Fund, Inc.-Western Asset Management High Yield Bond Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Disciplined Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Style Focus Series:
Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Stock Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Federated Stock Portfolio merged into Met Investors Series Trust-Lord Abbett Growth and Income Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Met AIM Capital Appreciation Portfolio merged into Met Investors Series Trust - Met/AIM Capital Appreciation Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(Reg. TM) Value Portfolio merged into Met Investors Series Trust - MFS(Reg. TM) Value Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Strategic Income Portfolio-Class A merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(Reg. TM) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio-Class D and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Strategic Equity Portfolio Trust merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio-Class D and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(Reg. TM) Total Return merged into Metropolitan Series Fund, Inc.-MFS(Reg. TM) Total Return Portfolio-Class F and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Management U.S. Government Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, Oppenheimer Variable Account Funds-Oppenheimer Main Street Fund/VA-Service Shares was replaced Met Investors Series Trust-Lord Abbett Growth and Income Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06, Franklin Templeton Variable Insurance Products Trust-Mutual Shares Securities Fund-Class 2 Shares was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Delaware VIP Trust-Mutual VIP REIT Series-Standard Class was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Fidelity Variable Insurance Products-Fidelity Asset Manager Portfolio-Service Class 2 was replaced by Metropolitan Series Fund, Inc.-MFS(Reg. TM) Total Return Portfolio-Class F and is no longer available as a funding option.

Effective on or about 05/01/06, Janus Aspen Series-Janus Aspen Balanced Portfolio-Service Shares was replaced by Metropolitan Series Fund, Inc.-MFS(Reg. TM) Total Return Portfolio-Class F and is no longer available as a funding option.

Effective on or about 05/01/06, Franklin Templeton Variable Insurance Products Trust-Franklin Templeton Growth Securities Fund-Class 2 Shares was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06, Fidelity Variable Insurance Products Fund-VIP Asset Manager Portfolio was replaced by Metropolitan Series Fund, Inc.-MFS(Reg.
TM) Total Return Portfolio-Class F and is no longer available as a funding option.

Effective on or about 11/13/06, Lazard Retirement Series, Inc.-Lazard Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, AIM Variable Insurance Funds-AIM V.I. Core Equity Fund was replaced by Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Credit Suisse Trust-Credit Suisse Trust Emerging Markets Portfolio was replaced by Met Investors Series Trust-MFS(Reg.
TM) Emerging Markets Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio merged into Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(Reg. TM) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Diversified Bond Portfolio was replaced by Metropolitan Series Fund, Inc.-Lehman Brothers(Reg. TM) Aggregate Bond Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment International Stock Portfolio was replaced by Metropolitan Series Fund, Inc.-Morgan Stanley EAFE(Reg. TM) Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Large Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Small Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-Russell 2000(Reg. TM) Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Janus Aspen Series-Worldwide Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Putnam Variable Trust-Putnam VT Discovery Growth Fund was replaced by Met Investors Series Trust-Van Kampen Mid Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Lazard Mid Cap Portfolio-Class B was exchanged into Met Investors Series Trust-Lazard Mid Cap Portfolio-Class A.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(Reg. TM) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(Reg. TM) Value Portfolio.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-Capital Guardian U.S. Equity Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Enterprise Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason Global Currents Variable International All Cap Opportunity Portfolio was replaced by Met Investors Series Trust-MFS(Reg. TM) Research International Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Dividend Strategy Portfolio was merged into Legg Mason Partners Variable Equity Trust-Legg Mason ClearBridge Variable Equity Income Builder Portfolio - Class I and is no longer available as a funding option.

Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio - Class B was merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio - Class B and is no longer available as a funding option.

Effective on or about 04/29/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Adjustable Rate Income Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio was merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-FI Value Leaders Portfolio - Class D was merged into Metropolitan Series Fund-MFS(Reg. TM) Value Portfolio - Class A and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-Oppenheimer Global Equity Portfolio was merged into Met Investors Series Trust-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, Met Investors Series Trust-ClearBridge Aggressive Growth Portfolio II merged into Met Investors Series
Trust-ClearBridge Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, Legg Mason Partners Variable Equity Trust-ClearBridge Variable All Cap Value Portfolio - Class I was replaced by Met Investors Series Trust-T. Rowe Price Large Cap Value Portfolio - Class E and is no longer available as a funding option.

Effective on or about 11/07/2014, Legg Mason Partners Variable Equity Trust-Legg Mason Investment Counsel Variable Social Awareness Portfolio was reorganized into the Trust for Advised Portfolios-1919 Variable Socially Responsive Balanced Fund.

Effective on or about 4/29/2016, Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.

Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Strategic Income Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.

Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Fund Portfolio merged into Metropolitan Series Fund-Met/Wellington Core Equity Opportunities Portfolio and is no longer available as a funding option.

Effective on or about 4/29/2016, Wells Fargo Funds-VT Small Cap Value Fund - Class 2 liquidated its assets and is no longer available as a funding option.

                              FINANCIAL STATEMENTS

The financial statements and financial highlights comprising each of the Subaccounts of the Separate Account and the consolidated financial statements of the Company are included herein.

The consolidated financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contracts.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Contract Owners of
Brighthouse Separate Account Eleven for Variable Annuities and Board of Directors of
Brighthouse Life Insurance Company

OPINION ON THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

We have audited the accompanying statements of assets and liabilities of Brighthouse Separate Account Eleven for Variable Annuities (the "Separate Account") of Brighthouse Life Insurance Company (the "Company") comprising each of the individual Subaccounts listed in Note 2.A as of December 31, 2018, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights in Note 8 for each of the five years in the period then ended for the Subaccounts, except for the Subaccounts included in the table below; the related statements of operations, changes in net assets, and the financial highlights for the Subaccounts and periods indicated in the table below; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Separate Account of the Company as of December 31, 2018, and the results of their operations for the year then ended (or for the periods listed in the table below), the changes in their net assets for each of the two years in the period then ended (or for the periods listed in the table below), and the financial highlights for each of the five years in the period then ended (or for the periods listed in the table below), in conformity with accounting principles generally accepted in the United States of America.

------------------------------------------------------------------------------------------------------------------------------------

   INDIVIDUAL SUBACCOUNTS                                                                                 STATEMENTS OF
   COMPRISING THE SEPARATE      STATEMENT OF                                                               CHANGES IN
           ACCOUNT               OPERATIONS                                                                NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
  BHFTI MetLife Multi-       For the year ended                                                        For the years ended
  Index Targeted Risk        December 31, 2018                                                         December 31, 2018
  Subaccount                                                                                           and 2017


------------------------------------------------------------------------------------------------------------------------------------
  BHFTI Schroders Global     For the year ended December 31, 2018 (commenced April 27, 2016 and began
  Multi-Asset Subaccount     transactions in 2018)

------------------------------------------------------------------------------------------------------------------------------------
  Fidelity(R) VIP Freedom    For the year ended                                                        For the years ended
  2020 Subaccount            December 31, 2018                                                         December 31, 2018
  Fidelity(R) VIP Freedom                                                                              and 2017
  2025 Subaccount
  Fidelity(R) VIP Freedom
  2030 Subaccount
  Fidelity(R) VIP Freedom
  2040 Subaccount
  Fidelity(R) VIP Freedom
  2050 Subaccount

------------------------------------------------------------------------------------------------------------------------------------
  Fidelity(R) VIP            For the year ended                                                        For the years ended
  FundsManager 60%           December 31, 2018                                                         December 31, 2018
  Subaccount                                                                                           and 2017



------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

   INDIVIDUAL SUBACCOUNTS
   COMPRISING THE SEPARATE
           ACCOUNT                 FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------
  BHFTI MetLife Multi-       For the years ended December 31,
  Index Targeted Risk        2018, 2017, 2016, 2015 and 2014
  Subaccount                 (commenced April 29, 2013 and
                             began transactions in 2014)

------------------------------------------------------------------------------------------------------------------------------------
  BHFTI Schroders Global
  Multi-Asset Subaccount

------------------------------------------------------------------------------------------------------------------------------------
  Fidelity(R) VIP Freedom    For the years ended December 31,
  2020 Subaccount            2018, 2017, 2016, and the period
  Fidelity(R) VIP Freedom    from May 1, 2015
  2025 Subaccount            (commencement of operations)
  Fidelity(R) VIP Freedom    through December 31, 2015
  2030 Subaccount
  Fidelity(R) VIP Freedom
  2040 Subaccount
  Fidelity(R) VIP Freedom
  2050 Subaccount

------------------------------------------------------------------------------------------------------------------------------------
  Fidelity(R) VIP            For the years ended December 31,
  FundsManager 60%           2018, 2017, 2016, 2015, and the
  Subaccount                 period from November 17, 2014
                             (commencement of operations)
                             through December 31, 2014

------------------------------------------------------------------------------------------------------------------------------------

BASIS FOR OPINION

These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on the Separate Account's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2018, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Tampa, Florida
March 26, 2019



We have served as the Separate Account's auditor since 2005.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2018


                                                 AB VPS GLOBAL         ALGER CAPITAL        AMERICAN FUNDS(R)     AMERICAN FUNDS(R)
                                                THEMATIC GROWTH        APPRECIATION               BOND              GLOBAL GROWTH
                                                  SUBACCOUNT            SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                             -------------------   --------------------   --------------------   -------------------
ASSETS:
   Investments at fair value..............   $           324,535   $          2,295,571   $          3,589,899   $        83,936,644
   Due from Brighthouse Life Insurance
     Company..............................                    --                     48                     --                    87
                                             -------------------   --------------------   --------------------   -------------------
        Total Assets......................               324,535              2,295,619              3,589,899            83,936,731
                                             -------------------   --------------------   --------------------   -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company..............................                    --                     --                      1                    --
                                             -------------------   --------------------   --------------------   -------------------
        Total Liabilities.................                    --                     --                      1                    --
                                             -------------------   --------------------   --------------------   -------------------

NET ASSETS................................   $           324,535   $          2,295,619   $          3,589,898   $        83,936,731
                                             ===================   ====================   ====================   ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....   $           324,535   $          2,295,619   $          3,589,898   $        83,734,435
   Net assets from contracts in payout....                    --                     --                     --               202,296
                                             -------------------   --------------------   --------------------   -------------------
        Total Net Assets..................   $           324,535   $          2,295,619   $          3,589,898   $        83,936,731
                                             ===================   ====================   ====================   ===================



 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018



                                           AMERICAN FUNDS(R)                                                      BHFTI
                                             GLOBAL SMALL       AMERICAN FUNDS(R)     AMERICAN FUNDS(R)     AMERICAN FUNDS(R)
                                            CAPITALIZATION           GROWTH             GROWTH-INCOME      BALANCED ALLOCATION
                                              SUBACCOUNT           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          -------------------  -------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $         1,480,364  $       212,857,577  $        169,119,740  $         4,544,878
   Due from Brighthouse Life Insurance
     Company............................                   --                  334                   187                   --
                                          -------------------  -------------------  --------------------  --------------------
        Total Assets....................            1,480,364          212,857,911           169,119,927            4,544,878
                                          -------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                   --                   --                    --                   --
                                          -------------------  -------------------  --------------------  --------------------
        Total Liabilities...............                   --                   --                    --                   --
                                          -------------------  -------------------  --------------------  --------------------

NET ASSETS..............................  $         1,480,364  $       212,857,911  $        169,119,927  $         4,544,878
                                          ===================  ===================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         1,478,282  $       212,278,093  $        168,494,761  $         4,544,878
   Net assets from contracts in payout..                2,082              579,818               625,166                   --
                                          -------------------  -------------------  --------------------  --------------------
        Total Net Assets................  $         1,480,364  $       212,857,911  $        169,119,927  $         4,544,878
                                          ===================  ===================  ====================  ====================



                                                  BHFTI                BHFTI                BHFTI                 BHFTI
                                            AMERICAN FUNDS(R)    AMERICAN FUNDS(R)        BLACKROCK            BRIGHTHOUSE
                                            GROWTH ALLOCATION   MODERATE ALLOCATION      HIGH YIELD       ASSET ALLOCATION 100
                                               SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                          --------------------  -------------------  -------------------  --------------------
ASSETS:
   Investments at fair value............  $          3,923,500  $         2,864,026  $        65,236,431  $         53,716,393
   Due from Brighthouse Life Insurance
     Company............................                    --                   --                   --                    --
                                          --------------------  -------------------  -------------------  --------------------
        Total Assets....................             3,923,500            2,864,026           65,236,431            53,716,393
                                          --------------------  -------------------  -------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                     1                   --                   13                    10
                                          --------------------  -------------------  -------------------  --------------------
        Total Liabilities...............                     1                   --                   13                    10
                                          --------------------  -------------------  -------------------  --------------------

NET ASSETS..............................  $          3,923,499  $         2,864,026  $        65,236,418  $         53,716,383
                                          ====================  ===================  ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          3,923,499  $         2,864,026  $        65,167,129  $         53,716,383
   Net assets from contracts in payout..                    --                   --               69,289                    --
                                          --------------------  -------------------  -------------------  --------------------
        Total Net Assets................  $          3,923,499  $         2,864,026  $        65,236,418  $         53,716,383
                                          ====================  ===================  ===================  ====================


                                                                      BHFTI
                                                  BHFTI           BRIGHTHOUSE/
                                               BRIGHTHOUSE      ABERDEEN EMERGING
                                             SMALL CAP VALUE     MARKETS EQUITY
                                               SUBACCOUNT          SUBACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $        79,425,090  $        32,510,423
   Due from Brighthouse Life Insurance
     Company............................                   32                    9
                                          -------------------  -------------------
        Total Assets....................           79,425,122           32,510,432
                                          -------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                   --                   --
                                          -------------------  -------------------
        Total Liabilities...............                   --                   --
                                          -------------------  -------------------

NET ASSETS..............................  $        79,425,122  $        32,510,432
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        79,268,914  $        32,433,498
   Net assets from contracts in payout..              156,208               76,934
                                          -------------------  -------------------
        Total Net Assets................  $        79,425,122  $        32,510,432
                                          ===================  ===================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018


                                                 BHFTI                 BHFTI
                                             BRIGHTHOUSE/          BRIGHTHOUSE/              BHFTI                BHFTI
                                              EATON VANCE           WELLINGTON          CLARION GLOBAL         CLEARBRIDGE
                                             FLOATING RATE      LARGE CAP RESEARCH        REAL ESTATE       AGGRESSIVE GROWTH
                                              SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                          -------------------  --------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $         3,773,446  $         33,050,445  $         46,235,971  $       414,799,269
   Due from Brighthouse Life Insurance
     Company............................                   --                     5                    12                   17
                                          -------------------  --------------------  --------------------  -------------------
        Total Assets....................            3,773,446            33,050,450            46,235,983          414,799,286
                                          -------------------  --------------------  --------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                    1                    --                    --                   --
                                          -------------------  --------------------  --------------------  -------------------
        Total Liabilities...............                    1                    --                    --                   --
                                          -------------------  --------------------  --------------------  -------------------

NET ASSETS..............................  $         3,773,445  $         33,050,450  $         46,235,983  $       414,799,286
                                          ===================  ====================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         3,762,646  $         32,953,487  $         46,102,314  $       413,685,043
   Net assets from contracts in payout..               10,799                96,963               133,669            1,114,243
                                          -------------------  --------------------  --------------------  -------------------
        Total Net Assets................  $         3,773,445  $         33,050,450  $         46,235,983  $       414,799,286
                                          ===================  ====================  ====================  ===================



                                                  BHFTI                                     BHFTI                 BHFTI
                                             HARRIS OAKMARK           BHFTI                INVESCO              JPMORGAN
                                              INTERNATIONAL     INVESCO COMSTOCK      SMALL CAP GROWTH       SMALL CAP VALUE
                                               SUBACCOUNT          SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $        42,867,821  $       138,849,059  $         11,843,368  $         8,291,074
   Due from Brighthouse Life Insurance
     Company............................                   17                   10                     6                   --
                                          -------------------  -------------------  --------------------  -------------------
        Total Assets....................           42,867,838          138,849,069            11,843,374            8,291,074
                                          -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                   --                   --                    --                  193
                                          -------------------  -------------------  --------------------  -------------------
        Total Liabilities...............                   --                   --                    --                  193
                                          -------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $        42,867,838  $       138,849,069  $         11,843,374  $         8,290,881
                                          ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        42,769,278  $       138,069,159  $         11,784,766  $         8,278,066
   Net assets from contracts in payout..               98,560              779,910                58,608               12,815
                                          -------------------  -------------------  --------------------  -------------------
        Total Net Assets................  $        42,867,838  $       138,849,069  $         11,843,374  $         8,290,881
                                          ===================  ===================  ====================  ===================



                                                 BHFTI                 BHFTI
                                             LOOMIS SAYLES      METLIFE MULTI-INDEX
                                            GLOBAL MARKETS         TARGETED RISK
                                              SUBACCOUNT            SUBACCOUNT
                                          -------------------  --------------------
ASSETS:
   Investments at fair value............  $       116,130,307  $            101,299
   Due from Brighthouse Life Insurance
     Company............................                   --                    --
                                          -------------------  --------------------
        Total Assets....................          116,130,307               101,299
                                          -------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                    4                    --
                                          -------------------  --------------------
        Total Liabilities...............                    4                    --
                                          -------------------  --------------------

NET ASSETS..............................  $       116,130,303  $            101,299
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       115,841,548  $            101,299
   Net assets from contracts in payout..              288,755                    --
                                          -------------------  --------------------
        Total Net Assets................  $       116,130,303  $            101,299
                                          ===================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018


                                                   BHFTI                BHFTI                BHFTI                BHFTI
                                              MFS(R) RESEARCH      MORGAN STANLEY         OPPENHEIMER        PIMCO INFLATION
                                               INTERNATIONAL       MID CAP GROWTH        GLOBAL EQUITY       PROTECTED BOND
                                                SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        45,817,411  $         8,695,917  $       268,404,407  $        40,399,384
   Due from Brighthouse Life Insurance
     Company..............................                   --                    8                  116                    4
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................           45,817,411            8,695,925          268,404,523           40,399,388
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company..............................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $        45,817,411  $         8,695,925  $       268,404,523  $        40,399,388
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        45,592,990  $         8,636,432  $       268,051,013  $        40,243,941
   Net assets from contracts in payout....              224,421               59,493              353,510              155,447
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $        45,817,411  $         8,695,925  $       268,404,523  $        40,399,388
                                            ===================  ===================  ===================  ===================


                                                    BHFTI                BHFTI                BHFTI
                                                    PIMCO          SCHRODERS GLOBAL        SSGA GROWTH             BHFTI
                                                TOTAL RETURN          MULTI-ASSET        AND INCOME ETF       SSGA GROWTH ETF
                                                 SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       144,076,270  $            46,125  $        92,348,752  $       123,572,686
   Due from Brighthouse Life Insurance
     Company..............................                   20                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................          144,076,290               46,125           92,348,752          123,572,686
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company..............................                   --                    5                    1                    1
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                   --                    5                    1                    1
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $       144,076,290  $            46,120  $        92,348,751  $       123,572,685
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       143,286,739  $            46,120  $        92,348,751  $       123,572,685
   Net assets from contracts in payout....              789,551                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $       144,076,290  $            46,120  $        92,348,751  $       123,572,685
                                            ===================  ===================  ===================  ===================


                                                   BHFTI                BHFTI
                                               T. ROWE PRICE        T. ROWE PRICE
                                              LARGE CAP VALUE      MID CAP GROWTH
                                                SUBACCOUNT           SUBACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       299,862,322  $         1,275,412
   Due from Brighthouse Life Insurance
     Company..............................                  238                   --
                                            -------------------  -------------------
       Total Assets.......................          299,862,560            1,275,412
                                            -------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company..............................                   --                    1
                                            -------------------  -------------------
       Total Liabilities..................                   --                    1
                                            -------------------  -------------------

NET ASSETS................................  $       299,862,560  $         1,275,411
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       298,751,625  $         1,275,411
   Net assets from contracts in payout....            1,110,935                   --
                                            -------------------  -------------------
       Total Net Assets...................  $       299,862,560  $         1,275,411
                                            ===================  ===================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018



                                                  BHFTI                BHFTII                BHFTII                BHFTII
                                            VICTORY SYCAMORE          BLACKROCK             BLACKROCK         BLACKROCK ULTRA-
                                              MID CAP VALUE          BOND INCOME      CAPITAL APPRECIATION     SHORT TERM BOND
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $         29,300,293  $        105,251,768  $        172,931,277  $        169,157,890
   Due from Brighthouse Life Insurance
     Company............................                    51                   465                   162                 8,459
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................            29,300,344           105,252,233           172,931,439           169,166,349
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $         29,300,344  $        105,252,233  $        172,931,439  $        169,166,349
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         29,141,007  $        104,546,601  $        171,602,886  $        168,174,255
   Net assets from contracts in payout..               159,337               705,632             1,328,553               992,094
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $         29,300,344  $        105,252,233  $        172,931,439  $        169,166,349
                                          ====================  ====================  ====================  ====================



                                                 BHFTII                BHFTII                BHFTII                BHFTII
                                               BRIGHTHOUSE           BRIGHTHOUSE           BRIGHTHOUSE           BRIGHTHOUSE
                                           ASSET ALLOCATION 20   ASSET ALLOCATION 40   ASSET ALLOCATION 60   ASSET ALLOCATION 80
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $         14,978,724  $         52,552,158  $        382,433,302  $        526,419,470
   Due from Brighthouse Life Insurance
     Company............................                    --                    --                    14                    17
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................            14,978,724            52,552,158           382,433,316           526,419,487
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                    12                     5                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    12                     5                    --                    --
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $         14,978,712  $         52,552,153  $        382,433,316  $        526,419,487
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         14,978,712  $         52,528,880  $        382,282,502  $        526,376,503
   Net assets from contracts in payout..                    --                23,273               150,814                42,984
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $         14,978,712  $         52,552,153  $        382,433,316  $        526,419,487
                                          ====================  ====================  ====================  ====================


                                                                 BHFTII BRIGHTHOUSE/
                                                 BHFTII              DIMENSIONAL
                                           BRIGHTHOUSE/ARTISAN      INTERNATIONAL
                                              MID CAP VALUE         SMALL COMPANY
                                               SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $         1,319,954   $           692,783
   Due from Brighthouse Life Insurance
     Company............................                   83                    --
                                          --------------------  --------------------
        Total Assets....................            1,320,037               692,783
                                          --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                   --                    --
                                          --------------------  --------------------
        Total Liabilities...............                   --                    --
                                          --------------------  --------------------

NET ASSETS..............................  $         1,320,037   $           692,783
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         1,285,499   $           692,783
   Net assets from contracts in payout..               34,538                    --
                                          --------------------  --------------------
        Total Net Assets................  $         1,320,037   $           692,783
                                          ====================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018


                                                BHFTII                BHFTII
                                             BRIGHTHOUSE/          BRIGHTHOUSE/             BHFTII
                                              WELLINGTON          WELLINGTON CORE          FRONTIER             BHFTII
                                               BALANCED        EQUITY OPPORTUNITIES     MID CAP GROWTH      JENNISON GROWTH
                                              SUBACCOUNT            SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                          -------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $       207,016,140  $        102,413,745  $        64,833,889  $       363,480,333
   Due from Brighthouse Life Insurance
     Company............................                    7                   120                  102                    7
                                          -------------------  --------------------  -------------------  -------------------
        Total Assets....................          207,016,147           102,413,865           64,833,991          363,480,340
                                          -------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                   --                    --                   --                   --
                                          -------------------  --------------------  -------------------  -------------------
        Total Liabilities...............                   --                    --                   --                   --
                                          -------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $       207,016,147  $        102,413,865  $        64,833,991  $       363,480,340
                                          ===================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       206,471,091  $        101,853,216  $        64,483,707  $       363,060,172
   Net assets from contracts in payout..              545,056               560,649              350,284              420,168
                                          -------------------  --------------------  -------------------  -------------------
        Total Net Assets................  $       207,016,147  $        102,413,865  $        64,833,991  $       363,480,340
                                          ===================  ====================  ===================  ===================



                                                BHFTII                BHFTII                BHFTII              BHFTII
                                             LOOMIS SAYLES       METLIFE AGGREGATE      METLIFE MID CAP         METLIFE
                                            SMALL CAP CORE          BOND INDEX            STOCK INDEX     MSCI EAFE(R) INDEX
                                              SUBACCOUNT            SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                          -------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $         1,406,175  $         51,926,711  $        15,350,274  $        41,661,091
   Due from Brighthouse Life Insurance
     Company............................                   20                    --                   --                   --
                                          -------------------  --------------------  -------------------  -------------------
        Total Assets....................            1,406,195            51,926,711           15,350,274           41,661,091
                                          -------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                   --                     3                    1                    2
                                          -------------------  --------------------  -------------------  -------------------
        Total Liabilities...............                   --                     3                    1                    2
                                          -------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $         1,406,195  $         51,926,708  $        15,350,273  $        41,661,089
                                          ===================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         1,406,195  $         51,866,292  $        15,350,273  $        41,635,531
   Net assets from contracts in payout..                   --                60,416                   --               25,558
                                          -------------------  --------------------  -------------------  -------------------
        Total Net Assets................  $         1,406,195  $         51,926,708  $        15,350,273  $        41,661,089
                                          ===================  ====================  ===================  ===================



                                                 BHFTII                 BHFTII
                                                 METLIFE                METLIFE
                                          RUSSELL 2000(R) INDEX       STOCK INDEX
                                               SUBACCOUNT             SUBACCOUNT
                                          ---------------------  -------------------
ASSETS:
   Investments at fair value............  $         89,981,407   $       755,196,349
   Due from Brighthouse Life Insurance
     Company............................                     1                    81
                                          ---------------------  -------------------
        Total Assets....................            89,981,408           755,196,430
                                          ---------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                    --                    --
                                          ---------------------  -------------------
        Total Liabilities...............                    --                    --
                                          ---------------------  -------------------

NET ASSETS..............................  $         89,981,408   $       755,196,430
                                          =====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         89,950,460   $       752,116,777
   Net assets from contracts in payout..                30,948             3,079,653
                                          ---------------------  -------------------
        Total Net Assets................  $         89,981,408   $       755,196,430
                                          =====================  ===================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018




                                                                                            BHFTII               BHFTII
                                                BHFTII                BHFTII           NEUBERGER BERMAN       T. ROWE PRICE
                                          MFS(R) TOTAL RETURN      MFS(R) VALUE             GENESIS         LARGE CAP GROWTH
                                              SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                          -------------------  --------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $       277,059,123  $        105,118,217  $         49,617,353  $        55,949,893
   Due from Brighthouse Life Insurance
     Company............................                  994                     2                   155                   41
                                          -------------------  --------------------  --------------------  -------------------
        Total Assets....................          277,060,117           105,118,219            49,617,508           55,949,934
                                          -------------------  --------------------  --------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                   --                    --                    --                   --
                                          -------------------  --------------------  --------------------  -------------------
        Total Liabilities...............                   --                    --                    --                   --
                                          -------------------  --------------------  --------------------  -------------------

NET ASSETS..............................  $       277,060,117  $        105,118,219  $         49,617,508  $        55,949,934
                                          ===================  ====================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $       275,447,312  $        104,819,817  $         49,564,360  $        55,220,687
   Net assets from contracts in payout..            1,612,805               298,402                53,148              729,247
                                          -------------------  --------------------  --------------------  -------------------
        Total Net Assets................  $       277,060,117  $        105,118,219  $         49,617,508  $        55,949,934
                                          ===================  ====================  ====================  ===================


                                                                      BHFTII
                                                                   WESTERN ASSET            BHFTII
                                                BHFTII              MANAGEMENT           WESTERN ASSET
                                             T. ROWE PRICE        STRATEGIC BOND          MANAGEMENT             DELAWARE
                                           SMALL CAP GROWTH        OPPORTUNITIES        U.S. GOVERNMENT     VIP SMALL CAP VALUE
                                              SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          -------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        99,301,491  $        133,489,348  $         61,098,398  $         8,251,061
   Due from Brighthouse Life Insurance
     Company............................                   20                    19                    --                    3
                                          -------------------  --------------------  --------------------  --------------------
        Total Assets....................           99,301,511           133,489,367            61,098,398            8,251,064
                                          -------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                   --                    --                    13                   --
                                          -------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                   --                    --                    13                   --
                                          -------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        99,301,511  $        133,489,367  $         61,098,385  $         8,251,064
                                          ===================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        99,215,754  $        132,849,967  $         60,883,533  $         8,251,064
   Net assets from contracts in payout..               85,757               639,400               214,852                   --
                                          -------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        99,301,511  $        133,489,367  $         61,098,385  $         8,251,064
                                          ===================  ====================  ====================  ====================




                                                                  DWS GOVERNMENT &
                                           DREYFUS SUSTAINABLE         AGENCY
                                               U.S. EQUITY         SECURITIES VIP
                                               SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $            529,451  $          1,505,981
   Due from Brighthouse Life Insurance
     Company............................                     3                    --
                                          --------------------  --------------------
        Total Assets....................               529,454             1,505,981
                                          --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                    --                     2
                                          --------------------  --------------------
        Total Liabilities...............                    --                     2
                                          --------------------  --------------------

NET ASSETS..............................  $            529,454  $          1,505,979
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            529,454  $          1,505,979
   Net assets from contracts in payout..                    --                    --
                                          --------------------  --------------------
        Total Net Assets................  $            529,454  $          1,505,979
                                          ====================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018


                                                                                            FIDELITY(R)
                                                DWS SMALL            FIDELITY(R)            VIP DYNAMIC           FIDELITY(R)
                                            MID CAP VALUE VIP      VIP CONTRAFUND      CAPITAL APPRECIATION    VIP EQUITY-INCOME
                                               SUBACCOUNT            SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                          --------------------  ---------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $          3,204,276  $         173,689,717  $          1,565,741  $        192,945,315
   Due from Brighthouse Life Insurance
     Company............................                     1                    143                    --                     7
                                          --------------------  ---------------------  --------------------  --------------------
        Total Assets....................             3,204,277            173,689,860             1,565,741           192,945,322
                                          --------------------  ---------------------  --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                    --                     --                     9                    --
                                          --------------------  ---------------------  --------------------  --------------------
        Total Liabilities...............                    --                     --                     9                    --
                                          --------------------  ---------------------  --------------------  --------------------

NET ASSETS..............................  $          3,204,277  $         173,689,860  $          1,565,732  $        192,945,322
                                          ====================  =====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $          3,204,277  $         173,354,239  $          1,565,732  $        192,632,219
   Net assets from contracts in payout..                    --                335,621                    --               313,103
                                          --------------------  ---------------------  --------------------  --------------------
        Total Net Assets................  $          3,204,277  $         173,689,860  $          1,565,732  $        192,945,322
                                          ====================  =====================  ====================  ====================



                                               FIDELITY(R)           FIDELITY(R)           FIDELITY(R)           FIDELITY(R)
                                            VIP FREEDOM 2020      VIP FREEDOM 2025      VIP FREEDOM 2030      VIP FREEDOM 2040
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $            366,988  $            942,997  $            563,583  $            157,144
   Due from Brighthouse Life Insurance
     Company............................                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................               366,988               942,997               563,583               157,144
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                    --                     1                    --                     1
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    --                     1                    --                     1
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $            366,988  $            942,996  $            563,583  $            157,143
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            366,988  $            942,996  $            563,583  $            157,143
   Net assets from contracts in payout..                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $            366,988  $            942,996  $            563,583  $            157,143
                                          ====================  ====================  ====================  ====================


                                                                     FIDELITY(R)
                                               FIDELITY(R)               VIP
                                            VIP FREEDOM 2050      FUNDSMANAGER 60%
                                               SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $            371,752  $        570,284,134
   Due from Brighthouse Life Insurance
     Company............................                    --                    --
                                          --------------------  --------------------
        Total Assets....................               371,752           570,284,134
                                          --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                    --                    25
                                          --------------------  --------------------
        Total Liabilities...............                    --                    25
                                          --------------------  --------------------

NET ASSETS..............................  $            371,752  $        570,284,109
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            371,752  $        570,284,109
   Net assets from contracts in payout..                    --                    --
                                          --------------------  --------------------
        Total Net Assets................  $            371,752  $        570,284,109
                                          ====================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018



                                               FIDELITY(R)           FIDELITY(R)         FTVIPT FRANKLIN       FTVIPT FRANKLIN
                                             VIP HIGH INCOME         VIP MID CAP           INCOME VIP         MUTUAL SHARES VIP
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $         15,648,439  $        200,990,705  $         15,473,516  $         11,189,550
   Due from Brighthouse Life Insurance
     Company............................                    --                   133                     7                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................            15,648,439           200,990,838            15,473,523            11,189,550
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                     4                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                     4                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $         15,648,435  $        200,990,838  $         15,473,523  $         11,189,550
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         15,623,944  $        200,354,552  $         15,461,461  $         11,177,558
   Net assets from contracts in payout..                24,491               636,286                12,062                11,992
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $         15,648,435  $        200,990,838  $         15,473,523  $         11,189,550
                                          ====================  ====================  ====================  ====================


                                                                  FTVIPT FRANKLIN      FTVIPT TEMPLETON
                                             FTVIPT FRANKLIN       SMALL-MID CAP          DEVELOPING         FTVIPT TEMPLETON
                                          RISING DIVIDENDS VIP      GROWTH VIP            MARKETS VIP           FOREIGN VIP
                                               SUBACCOUNT           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $         12,059,927  $         19,886,550  $        14,319,181  $        43,703,162
   Due from Brighthouse Life Insurance
     Company............................                    --                    22                   14                   28
                                          --------------------  --------------------  -------------------  -------------------
        Total Assets....................            12,059,927            19,886,572           14,319,195           43,703,190
                                          --------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                   102                    --                   --                   --
                                          --------------------  --------------------  -------------------  -------------------
        Total Liabilities...............                   102                    --                   --                   --
                                          --------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $         12,059,825  $         19,886,572  $        14,319,195  $        43,703,190
                                          ====================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         12,059,825  $         19,831,967  $        14,318,816  $        43,594,473
   Net assets from contracts in payout..                    --                54,605                  379              108,717
                                          --------------------  --------------------  -------------------  -------------------
        Total Net Assets................  $         12,059,825  $         19,886,572  $        14,319,195  $        43,703,190
                                          ====================  ====================  ===================  ===================



                                              INVESCO V.I.         INVESCO V.I.
                                                COMSTOCK       DIVERSIFIED DIVIDEND
                                               SUBACCOUNT           SUBACCOUNT
                                          -------------------  --------------------
ASSETS:
   Investments at fair value............  $         3,687,570  $           740,498
   Due from Brighthouse Life Insurance
     Company............................                   45                   --
                                          -------------------  --------------------
        Total Assets....................            3,687,615              740,498
                                          -------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                   --                   --
                                          -------------------  --------------------
        Total Liabilities...............                   --                   --
                                          -------------------  --------------------

NET ASSETS..............................  $         3,687,615  $           740,498
                                          ===================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         3,581,977  $           716,433
   Net assets from contracts in payout..              105,638               24,065
                                          -------------------  --------------------
        Total Net Assets................  $         3,687,615  $           740,498
                                          ===================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018


                                                                    INVESCO V.I.
                                              INVESCO V.I.           GOVERNMENT           INVESCO V.I.          INVESCO V.I.
                                            EQUITY AND INCOME        SECURITIES        MANAGED VOLATILITY       S&P 500 INDEX
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  --------------------  ---------------------
ASSETS:
   Investments at fair value............  $         38,404,499  $          5,682,202  $          1,089,587  $           2,944,761
   Due from Brighthouse Life Insurance
     Company............................                    --                    --                    --                      4
                                          --------------------  --------------------  --------------------  ---------------------
        Total Assets....................            38,404,499             5,682,202             1,089,587              2,944,765
                                          --------------------  --------------------  --------------------  ---------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                    --                     2                     1                     --
                                          --------------------  --------------------  --------------------  ---------------------
        Total Liabilities...............                    --                     2                     1                     --
                                          --------------------  --------------------  --------------------  ---------------------

NET ASSETS..............................  $         38,404,499  $          5,682,200  $          1,089,586  $           2,944,765
                                          ====================  ====================  ====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         38,362,385  $          5,579,901  $          1,089,586  $           2,915,353
   Net assets from contracts in payout..                42,114               102,299                    --                 29,412
                                          --------------------  --------------------  --------------------  ---------------------
        Total Net Assets................  $         38,404,499  $          5,682,200  $          1,089,586  $           2,944,765
                                          ====================  ====================  ====================  =====================


                                                                                                                    LMPVET
                                             JANUS HENDERSON       JANUS HENDERSON       JANUS HENDERSON     CLEARBRIDGE VARIABLE
                                               ENTERPRISE          GLOBAL RESEARCH          OVERSEAS           AGGRESSIVE GROWTH
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                          --------------------  --------------------  --------------------  ---------------------
ASSETS:
   Investments at fair value............  $         11,953,163  $            540,579  $         25,260,442  $         269,465,948
   Due from Brighthouse Life Insurance
     Company............................                    79                    --                     1                    106
                                          --------------------  --------------------  --------------------  ---------------------
        Total Assets....................            11,953,242               540,579            25,260,443            269,466,054
                                          --------------------  --------------------  --------------------  ---------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                    --                    28                    --                     --
                                          --------------------  --------------------  --------------------  ---------------------
        Total Liabilities...............                    --                    28                    --                     --
                                          --------------------  --------------------  --------------------  ---------------------

NET ASSETS..............................  $         11,953,242  $            540,551  $         25,260,443  $         269,466,054
                                          ====================  ====================  ====================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         11,902,546  $            540,551  $         25,172,684  $         268,737,565
   Net assets from contracts in payout..                50,696                    --                87,759                728,489
                                          --------------------  --------------------  --------------------  ---------------------
        Total Net Assets................  $         11,953,242  $            540,551  $         25,260,443  $         269,466,054
                                          ====================  ====================  ====================  =====================


                                                 LMPVET                LMPVET
                                          CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                              APPRECIATION        DIVIDEND STRATEGY
                                               SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $        218,901,356  $         74,936,335
   Due from Brighthouse Life Insurance
     Company............................                    68                    43
                                          --------------------  --------------------
        Total Assets....................           218,901,424            74,936,378
                                          --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                    --                    --
                                          --------------------  --------------------
        Total Liabilities...............                    --                    --
                                          --------------------  --------------------

NET ASSETS..............................  $        218,901,424  $         74,936,378
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        218,248,664  $         74,433,059
   Net assets from contracts in payout..               652,760               503,319
                                          --------------------  --------------------
        Total Net Assets................  $        218,901,424  $         74,936,378
                                          ====================  ====================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018



                                                 LMPVET                LMPVET                LMPVET                LMPVET
                                          CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                            LARGE CAP GROWTH       LARGE CAP VALUE           MID CAP          SMALL CAP GROWTH
                                               SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............   $        85,877,388  $        89,737,938   $        25,013,887   $         43,386,230
   Due from Brighthouse Life Insurance
     Company............................                    47                   30                    19                     78
                                          --------------------  --------------------  --------------------  --------------------
       Total Assets.....................            85,877,435           89,737,968            25,013,906             43,386,308
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                    --                   --                    --                     --
                                          --------------------  --------------------  --------------------  --------------------
       Total Liabilities................                    --                   --                    --                     --
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................   $        85,877,435  $        89,737,968   $        25,013,906   $         43,386,308
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $        85,278,899  $        88,942,792   $        24,869,837   $         43,210,705
   Net assets from contracts in payout..               598,536              795,176               144,069                175,603
                                          --------------------  --------------------  --------------------  --------------------
       Total Net Assets.................   $        85,877,435  $        89,737,968   $        25,013,906   $         43,386,308
                                          ====================  ====================  ====================  ====================



                                                 LMPVET                LMPVET               LMPVET                LMPVIT
                                               QS VARIABLE           QS VARIABLE          QS VARIABLE          WESTERN ASSET
                                           CONSERVATIVE GROWTH         GROWTH           MODERATE GROWTH          CORE PLUS
                                               SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                          --------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $        35,760,150   $         17,063,864  $        24,860,031  $        48,591,247
   Due from Brighthouse Life Insurance
     Company............................                   --                     --                   --                   --
                                          --------------------  --------------------  -------------------  -------------------
       Total Assets.....................           35,760,150             17,063,864           24,860,031           48,591,247
                                          --------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                    2                      2                    2                   14
                                          --------------------  --------------------  -------------------  -------------------
       Total Liabilities................                    2                      2                    2                   14
                                          --------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $        35,760,148   $         17,063,862  $        24,860,029  $        48,591,233
                                          ====================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        35,264,363   $         17,059,015  $        24,839,170  $        48,318,435
   Net assets from contracts in payout..              495,785                  4,847               20,859              272,798
                                          --------------------  --------------------  -------------------  -------------------
       Total Net Assets.................  $        35,760,148   $         17,063,862  $        24,860,029  $        48,591,233
                                          ====================  ====================  ===================  ===================


                                                 LMPVIT
                                              WESTERN ASSET
                                             VARIABLE GLOBAL    MORGAN STANLEY VIS
                                             HIGH YIELD BOND     MULTI CAP GROWTH
                                               SUBACCOUNT           SUBACCOUNT
                                          -------------------  -------------------
ASSETS:
   Investments at fair value............  $         4,432,354  $           750,836
   Due from Brighthouse Life Insurance
     Company............................                   --                    5
                                          -------------------  -------------------
       Total Assets.....................            4,432,354              750,841
                                          -------------------  -------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                    3                   --
                                          -------------------  -------------------
       Total Liabilities................                    3                   --
                                          -------------------  -------------------

NET ASSETS..............................  $         4,432,351  $           750,841
                                          ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         4,342,742  $           750,841
   Net assets from contracts in payout..               89,609                   --
                                          -------------------  -------------------
       Total Net Assets.................  $         4,432,351  $           750,841
                                          ===================  ===================



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2018


                                                                                           TAP 1919 VARIABLE
                                                PIONEER VCT            PIONEER VCT        SOCIALLY RESPONSIVE
                                               MID CAP VALUE       REAL ESTATE SHARES          BALANCED              VIF GROWTH
                                                SUBACCOUNT             SUBACCOUNT             SUBACCOUNT             SUBACCOUNT
                                           --------------------   --------------------   --------------------   --------------------
ASSETS:
   Investments at fair value............   $         12,504,643   $          5,099,040   $         31,150,847   $          7,029,693
   Due from Brighthouse Life Insurance
     Company............................                     14                      5                     --                     13
                                           --------------------   --------------------   --------------------   --------------------
        Total Assets....................             12,504,657              5,099,045             31,150,847              7,029,706
                                           --------------------   --------------------   --------------------   --------------------
LIABILITIES:
   Due to Brighthouse Life Insurance
     Company............................                     --                     --                      1                     --
                                           --------------------   --------------------   --------------------   --------------------
        Total Liabilities...............                     --                     --                      1                     --
                                           --------------------   --------------------   --------------------   --------------------

NET ASSETS..............................   $         12,504,657   $          5,099,045   $         31,150,846   $          7,029,706
                                           ====================   ====================   ====================   ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...   $         12,420,395   $          5,099,045   $         31,123,888   $          6,916,130
   Net assets from contracts in payout..                 84,262                     --                 26,958                113,576
                                           --------------------   --------------------   --------------------   --------------------
        Total Net Assets................   $         12,504,657   $          5,099,045   $         31,150,846   $          7,029,706
                                           ====================   ====================   ====================   ====================


 The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2018



                                                 AB VPS GLOBAL        ALGER CAPITAL       AMERICAN FUNDS(R)    AMERICAN FUNDS(R)
                                                THEMATIC GROWTH       APPRECIATION              BOND             GLOBAL GROWTH
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                 --  $                --  $             89,679  $           650,750
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                 6,340               47,257                55,332            1,529,686
      Administrative charges...............                   618                4,023                 5,805              134,619
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................                 6,958               51,280                61,137            1,664,305
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....               (6,958)             (51,280)                28,542          (1,013,555)
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --              430,949                 5,456            6,982,275
      Realized gains (losses) on sale of
        investments........................                40,994              128,727              (23,978)            4,005,233
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....                40,994              559,676              (18,522)           10,987,508
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              (77,473)            (541,107)             (104,792)         (19,732,783)
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              (36,479)               18,569             (123,314)          (8,745,275)
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           (43,437)  $          (32,711)  $           (94,772)  $       (9,758,830)
                                             ====================  ===================  ====================  ===================

                                              AMERICAN FUNDS(R)                                                      BHFTI
                                                GLOBAL SMALL        AMERICAN FUNDS(R)    AMERICAN FUNDS(R)     AMERICAN FUNDS(R)
                                               CAPITALIZATION            GROWTH            GROWTH-INCOME      BALANCED ALLOCATION
                                                 SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                             -------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $             1,437  $          1,036,184  $         2,648,068  $             77,678
                                             -------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               26,496             3,980,363            3,258,204                38,001
      Administrative charges...............                2,677               338,903              281,795                   424
                                             -------------------  --------------------  -------------------  --------------------
        Total expenses.....................               29,173             4,319,266            3,539,999                38,425
                                             -------------------  --------------------  -------------------  --------------------
           Net investment income (loss)....             (27,736)           (3,283,082)            (891,931)                39,253
                                             -------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               80,291            24,723,963           13,483,674               282,828
      Realized gains (losses) on sale of
        investments........................               59,355            10,043,472            7,266,349                35,548
                                             -------------------  --------------------  -------------------  --------------------
           Net realized gains (losses).....              139,646            34,767,435           20,750,023               318,376
                                             -------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            (316,992)          (33,457,818)         (24,790,802)             (611,130)
                                             -------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            (177,346)             1,309,617          (4,040,779)             (292,754)
                                             -------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         (205,082)  $        (1,973,465)  $       (4,932,710)  $          (253,501)
                                             ===================  ====================  ===================  ====================

                                                     BHFTI                BHFTI
                                               AMERICAN FUNDS(R)    AMERICAN FUNDS(R)
                                               GROWTH ALLOCATION   MODERATE ALLOCATION
                                                  SUBACCOUNT           SUBACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $            48,888  $             48,694
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               32,987                26,486
      Administrative charges...............                1,101                   860
                                             -------------------  --------------------
        Total expenses.....................               34,088                27,346
                                             -------------------  --------------------
           Net investment income (loss)....               14,800                21,348
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              233,964               135,902
      Realized gains (losses) on sale of
        investments........................               11,249                 (321)
                                             -------------------  --------------------
           Net realized gains (losses).....              245,213               135,581
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            (541,753)             (287,722)
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            (296,540)             (152,141)
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         (281,740)  $          (130,793)
                                             ===================  ====================

(a) Commenced April 27, 2016 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                                                                                                        BHFTI
                                                      BHFTI                 BHFTI                 BHFTI             BRIGHTHOUSE/
                                                    BLACKROCK            BRIGHTHOUSE           BRIGHTHOUSE        ABERDEEN EMERGING
                                                   HIGH YIELD       ASSET ALLOCATION 100     SMALL CAP VALUE       MARKETS EQUITY
                                                   SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $          3,634,071   $           657,238  $          1,054,208  $          1,010,755
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               970,234               762,230             1,405,538               647,688
      Administrative charges................                53,120                 3,298                60,550                53,162
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................             1,023,354               765,528             1,466,088               700,850
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....             2,610,717             (108,290)             (411,880)               309,905
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --             2,326,720             5,477,717                    --
      Realized gains (losses) on sale of
        investments.........................             (532,823)             1,350,927               795,324               213,951
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......             (532,823)             3,677,647             6,273,041               213,951
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................           (4,823,357)          (10,195,207)          (21,499,837)           (6,844,317)
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................           (5,356,180)           (6,517,560)          (15,226,796)           (6,630,366)
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $        (2,745,463)   $       (6,625,850)  $       (15,638,676)  $        (6,320,461)
                                              ====================  ====================  ====================  ====================

                                                     BHFTI                 BHFTI
                                                 BRIGHTHOUSE/          BRIGHTHOUSE/              BHFTI                 BHFTI
                                                  EATON VANCE           WELLINGTON          CLARION GLOBAL          CLEARBRIDGE
                                                 FLOATING RATE      LARGE CAP RESEARCH        REAL ESTATE        AGGRESSIVE GROWTH
                                                  SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                              -------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $           108,215  $            345,521  $          3,223,151  $         3,992,058
                                              -------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               55,957               544,018               727,184            6,121,779
      Administrative charges................                4,889                51,210                41,936               74,100
                                              -------------------  --------------------  --------------------  -------------------
        Total expenses......................               60,846               595,228               769,120            6,195,879
                                              -------------------  --------------------  --------------------  -------------------
           Net investment income (loss).....               47,369             (249,707)             2,454,031          (2,203,821)
                                              -------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                   --             4,489,409                    --           22,617,434
      Realized gains (losses) on sale of
        investments.........................                  883             1,294,105             (479,413)           15,160,392
                                              -------------------  --------------------  --------------------  -------------------
           Net realized gains (losses)......                  883             5,783,514             (479,413)           37,777,826
                                              -------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................            (127,902)           (8,193,059)           (7,232,314)         (69,278,560)
                                              -------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................            (127,019)           (2,409,545)           (7,711,727)         (31,500,734)
                                              -------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          (79,650)  $        (2,659,252)  $        (5,257,696)  $      (33,704,555)
                                              ===================  ====================  ====================  ===================


                                                      BHFTI
                                                 HARRIS OAKMARK             BHFTI
                                                  INTERNATIONAL       INVESCO COMSTOCK
                                                   SUBACCOUNT            SUBACCOUNT
                                              --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $          1,091,631  $          1,082,065
                                              --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               829,100             2,637,738
      Administrative charges................                55,707               243,166
                                              --------------------  --------------------
        Total expenses......................               884,807             2,880,904
                                              --------------------  --------------------
           Net investment income (loss).....               206,824           (1,798,839)
                                              --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........             2,293,491            12,763,442
      Realized gains (losses) on sale of
        investments.........................               433,090             7,784,613
                                              --------------------  --------------------
           Net realized gains (losses)......             2,726,581            20,548,055
                                              --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................          (17,658,313)          (40,581,666)
                                              --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................          (14,931,732)          (20,033,611)
                                              --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $       (14,724,908)  $       (21,832,450)
                                              ====================  ====================

(a) Commenced April 27, 2016 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                                     BHFTI                BHFTI                 BHFTI                BHFTI
                                                    INVESCO             JPMORGAN            LOOMIS SAYLES     METLIFE MULTI-INDEX
                                               SMALL CAP GROWTH      SMALL CAP VALUE       GLOBAL MARKETS        TARGETED RISK
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             --------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $                 --  $           140,210  $         2,814,006  $              1,707
                                             --------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               225,241              161,129            1,674,070                   686
      Administrative charges...............                11,990                7,618                1,065                    --
                                             --------------------  -------------------  -------------------  --------------------
        Total expenses.....................               237,231              168,747            1,675,135                   686
                                             --------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....             (237,231)             (28,537)            1,138,871                 1,021
                                             --------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........             1,793,549              614,086            8,492,787                 6,317
      Realized gains (losses) on sale of
        investments........................                62,865              239,990            5,124,909                   453
                                             --------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....             1,856,414              854,076           13,617,696                 6,770
                                             --------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................           (2,927,681)          (2,289,273)         (22,436,732)              (15,977)
                                             --------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           (1,071,267)          (1,435,197)          (8,819,036)               (9,207)
                                             --------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        (1,308,498)  $       (1,463,734)  $       (7,680,165)  $            (8,186)
                                             ====================  ===================  ===================  ====================

                                                     BHFTI                BHFTI                 BHFTI               BHFTI
                                                MFS(R) RESEARCH      MORGAN STANLEY          OPPENHEIMER       PIMCO INFLATION
                                                 INTERNATIONAL       MID CAP GROWTH         GLOBAL EQUITY      PROTECTED BOND
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT          SUBACCOUNT
                                             --------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $          1,074,863  $                --  $         3,856,081  $           765,392
                                             --------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               767,840              171,279            4,428,753              638,627
      Administrative charges...............                61,529               14,200              131,600               40,992
                                             --------------------  -------------------  -------------------  -------------------
        Total expenses.....................               829,369              185,479            4,560,353              679,619
                                             --------------------  -------------------  -------------------  -------------------
           Net investment income (loss)....               245,494            (185,479)            (704,272)               85,773
                                             --------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --            1,912,986           31,009,914                   --
      Realized gains (losses) on sale of
        investments........................               642,726            1,083,500           13,206,536            (586,697)
                                             --------------------  -------------------  -------------------  -------------------
           Net realized gains (losses).....               642,726            2,996,486           44,216,450            (586,697)
                                             --------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           (9,259,509)          (1,860,308)         (87,814,803)          (1,119,276)
                                             --------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           (8,616,783)            1,136,178         (43,598,353)          (1,705,973)
                                             --------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        (8,371,289)  $           950,699  $      (44,302,625)  $       (1,620,200)
                                             ====================  ===================  ===================  ===================

                                                     BHFTI                BHFTI
                                                     PIMCO          SCHRODERS GLOBAL
                                                 TOTAL RETURN          MULTI-ASSET
                                                  SUBACCOUNT         SUBACCOUNT (a)
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         2,080,985  $                603
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            2,384,177                   185
      Administrative charges...............              168,580                    --
                                             -------------------  --------------------
        Total expenses.....................            2,552,757                   185
                                             -------------------  --------------------
           Net investment income (loss)....            (471,772)                   418
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                 2,028
      Realized gains (losses) on sale of
        investments........................            (398,806)                   (7)
                                             -------------------  --------------------
           Net realized gains (losses).....            (398,806)                 2,021
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          (2,262,786)               (5,712)
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................          (2,661,592)               (3,691)
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (3,133,364)  $            (3,273)
                                             ===================  ====================

(a) Commenced April 27, 2016 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                                     BHFTI                                      BHFTI                BHFTI
                                                  SSGA GROWTH             BHFTI             T. ROWE PRICE        T. ROWE PRICE
                                                AND INCOME ETF       SSGA GROWTH ETF       LARGE CAP VALUE      MID CAP GROWTH
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             --------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $          2,430,457  $         2,886,413  $         6,440,126  $                 --
                                             --------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             1,314,164            1,789,212            5,030,991                25,232
      Administrative charges...............                    --                   --              389,667                 2,195
                                             --------------------  -------------------  -------------------  --------------------
        Total expenses.....................             1,314,164            1,789,212            5,420,658                27,427
                                             --------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....             1,116,293            1,097,201            1,019,468              (27,427)
                                             --------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........             4,640,732            8,155,795           33,130,404               209,955
      Realized gains (losses) on sale of
        investments........................             1,141,448            1,643,386            3,136,721                20,225
                                             --------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....             5,782,180            9,799,181           36,267,125               230,180
                                             --------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          (14,682,180)         (24,522,882)         (72,475,425)             (246,363)
                                             --------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           (8,900,000)         (14,723,701)         (36,208,300)              (16,183)
                                             --------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        (7,783,707)  $      (13,626,500)  $      (35,188,832)  $           (43,610)
                                             ====================  ===================  ===================  ====================

                                                     BHFTI               BHFTII                BHFTII               BHFTII
                                               VICTORY SYCAMORE         BLACKROCK             BLACKROCK        BLACKROCK ULTRA-
                                                 MID CAP VALUE         BOND INCOME      CAPITAL APPRECIATION    SHORT TERM BOND
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            212,588  $         3,753,445  $            242,282  $         1,700,028
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               609,417            1,604,389             2,546,373            2,325,318
      Administrative charges...............                50,572              108,255               195,063              172,431
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................               659,989            1,712,644             2,741,436            2,497,749
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....             (447,401)            2,040,801           (2,499,154)            (797,721)
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........             6,121,897                   --            26,501,581               10,299
      Realized gains (losses) on sale of
        investments........................               118,337            (471,389)            13,025,998              479,644
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....             6,240,234            (471,389)            39,527,579              489,943
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           (9,698,125)          (4,005,202)          (33,069,448)              829,844
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           (3,457,891)          (4,476,591)             6,458,131            1,319,787
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        (3,905,292)  $       (2,435,790)  $          3,958,977  $           522,066
                                             ====================  ===================  ====================  ===================

                                                    BHFTII                BHFTII
                                                  BRIGHTHOUSE           BRIGHTHOUSE
                                              ASSET ALLOCATION 20   ASSET ALLOCATION 40
                                                  SUBACCOUNT            SUBACCOUNT
                                             --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           359,592   $          1,173,163
                                             --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              238,512                778,649
      Administrative charges...............               11,540                 23,111
                                             --------------------  --------------------
        Total expenses.....................              250,052                801,760
                                             --------------------  --------------------
           Net investment income (loss)....              109,540                371,403
                                             --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              212,067              1,774,785
      Realized gains (losses) on sale of
        investments........................            (136,873)                105,612
                                             --------------------  --------------------
           Net realized gains (losses).....               75,194              1,880,397
                                             --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            (852,435)            (5,452,143)
                                             --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            (777,241)            (3,571,746)
                                             --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         (667,701)   $        (3,200,343)
                                             ====================  ====================

(a) Commenced April 27, 2016 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                                                                                                 BHFTII BRIGHTHOUSE/
                                                     BHFTII                BHFTII                BHFTII              DIMENSIONAL
                                                   BRIGHTHOUSE           BRIGHTHOUSE       BRIGHTHOUSE/ARTISAN      INTERNATIONAL
                                               ASSET ALLOCATION 60   ASSET ALLOCATION 80      MID CAP VALUE         SMALL COMPANY
                                                   SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $          7,072,122  $          7,858,792  $              6,772  $             18,418
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             6,050,910             9,576,197                27,520                14,509
      Administrative charges................               174,365               394,968                 2,610                 1,167
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................             6,225,275             9,971,165                30,130                15,676
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....               846,847           (2,112,373)              (23,358)                 2,742
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........            16,467,453            26,787,494                98,317                51,843
      Realized gains (losses) on sale of
        investments.........................             1,743,184             4,420,802                67,214               (4,178)
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......            18,210,637            31,208,296               165,531                47,665
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................          (50,099,114)          (85,155,118)             (373,632)             (240,643)
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................          (31,888,477)          (53,946,822)             (208,101)             (192,978)
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $       (31,041,630)  $       (56,059,195)  $          (231,459)  $          (190,236)
                                              ====================  ====================  ====================  ====================

                                                    BHFTII                BHFTII
                                                 BRIGHTHOUSE/          BRIGHTHOUSE/             BHFTII
                                                  WELLINGTON          WELLINGTON CORE          FRONTIER               BHFTII
                                                   BALANCED        EQUITY OPPORTUNITIES     MID CAP GROWTH        JENNISON GROWTH
                                                  SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                              -------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $         4,086,230  $          1,877,661  $                 --  $          1,347,795
                                              -------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................            2,911,160             1,789,084             1,006,770             5,394,389
      Administrative charges................               13,085               140,865                90,986                85,298
                                              -------------------  --------------------  --------------------  --------------------
        Total expenses......................            2,924,245             1,929,949             1,097,756             5,479,687
                                              -------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....            1,161,985              (52,288)           (1,097,756)           (4,131,892)
                                              -------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........           17,493,287             6,176,077             8,513,867            62,085,581
      Realized gains (losses) on sale of
        investments.........................            4,176,786             1,007,098             2,293,637            11,883,302
                                              -------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......           21,670,073             7,183,175            10,807,504            73,968,883
                                              -------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................         (33,381,060)           (8,638,840)          (14,449,546)          (69,831,757)
                                              -------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................         (11,710,987)           (1,455,665)           (3,642,042)             4,137,126
                                              -------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $      (10,549,002)  $        (1,507,953)  $        (4,739,798)  $              5,234
                                              ===================  ====================  ====================  ====================


                                                     BHFTII                BHFTII
                                                  LOOMIS SAYLES       METLIFE AGGREGATE
                                                 SMALL CAP CORE          BOND INDEX
                                                   SUBACCOUNT            SUBACCOUNT
                                              --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $                 --  $          1,630,242
                                              --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                28,690               639,183
      Administrative charges................                 2,301                     5
                                              --------------------  --------------------
        Total expenses......................                30,991               639,188
                                              --------------------  --------------------
           Net investment income (loss).....              (30,991)               991,054
                                              --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........               153,235                    --
      Realized gains (losses) on sale of
        investments.........................                12,649             (227,686)
                                              --------------------  --------------------
           Net realized gains (losses)......               165,884             (227,686)
                                              --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................             (351,478)           (1,602,047)
                                              --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................             (185,594)           (1,829,733)
                                              --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          (216,585)  $          (838,679)
                                              ====================  ====================

(a) Commenced April 27, 2016 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018




                                                    BHFTII               BHFTII                BHFTII                BHFTII
                                                METLIFE MID CAP          METLIFE               METLIFE               METLIFE
                                                  STOCK INDEX      MSCI EAFE(R) INDEX   RUSSELL 2000(R) INDEX      STOCK INDEX
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                             --------------------  -------------------  ---------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            231,224  $         1,489,369  $          1,242,730   $        15,398,085
                                             --------------------  -------------------  ---------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               224,606              573,428             1,333,646            10,582,906
      Administrative charges...............                    --                  994                 3,946               123,758
                                             --------------------  -------------------  ---------------------  -------------------
        Total expenses.....................               224,606              574,422             1,337,592            10,706,664
                                             --------------------  -------------------  ---------------------  -------------------
           Net investment income (loss)....                 6,618              914,947              (94,862)             4,691,421
                                             --------------------  -------------------  ---------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........             1,554,241                   --             7,471,114            48,603,680
      Realized gains (losses) on sale of
        investments........................               448,001            (447,150)             3,880,792            31,938,575
                                             --------------------  -------------------  ---------------------  -------------------
           Net realized gains (losses).....             2,002,242            (447,150)            11,351,906            80,542,255
                                             --------------------  -------------------  ---------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           (4,214,820)          (7,887,972)          (23,166,686)         (129,016,686)
                                             --------------------  -------------------  ---------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................           (2,212,578)          (8,335,122)          (11,814,780)          (48,474,431)
                                             --------------------  -------------------  ---------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        (2,205,960)  $       (7,420,175)  $       (11,909,642)   $      (43,783,010)
                                             ====================  ===================  =====================  ===================



                                                                                              BHFTII                BHFTII
                                                   BHFTII                BHFTII          NEUBERGER BERMAN        T. ROWE PRICE
                                             MFS(R) TOTAL RETURN      MFS(R) VALUE            GENESIS          LARGE CAP GROWTH
                                                 SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                             -------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         6,635,585  $          1,807,970  $           182,238  $            140,461
                                             -------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            4,306,255             1,788,443              779,473               939,392
      Administrative charges...............              301,843               115,949               35,852                70,216
                                             -------------------  --------------------  -------------------  --------------------
        Total expenses.....................            4,608,098             1,904,392              815,325             1,009,608
                                             -------------------  --------------------  -------------------  --------------------
           Net investment income (loss)....            2,027,487              (96,422)            (633,087)             (869,147)
                                             -------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           19,345,690             7,782,770            7,166,457            11,771,126
      Realized gains (losses) on sale of
        investments........................            5,424,351             1,227,695            2,492,766             1,960,553
                                             -------------------  --------------------  -------------------  --------------------
           Net realized gains (losses).....           24,770,041             9,010,465            9,659,223            13,731,679
                                             -------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................         (48,721,468)          (22,543,998)         (12,969,747)          (14,072,775)
                                             -------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................         (23,951,427)          (13,533,533)          (3,310,524)             (341,096)
                                             -------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (21,923,940)  $       (13,629,955)  $       (3,943,611)  $        (1,210,243)
                                             ===================  ====================  ===================  ====================

                                                                         BHFTII
                                                                      WESTERN ASSET
                                                   BHFTII              MANAGEMENT
                                                T. ROWE PRICE        STRATEGIC BOND
                                              SMALL CAP GROWTH        OPPORTUNITIES
                                                 SUBACCOUNT            SUBACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $         7,849,226
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,488,753            2,250,819
      Administrative charges...............               40,688              190,339
                                             -------------------  -------------------
        Total expenses.....................            1,529,441            2,441,158
                                             -------------------  -------------------
           Net investment income (loss)....          (1,529,441)            5,408,068
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           10,313,014                   --
      Realized gains (losses) on sale of
        investments........................            4,505,815              427,440
                                             -------------------  -------------------
           Net realized gains (losses).....           14,818,829              427,440
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (21,182,188)         (14,112,643)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................          (6,363,359)         (13,685,203)
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (7,892,800)  $       (8,277,135)
                                             ===================  ===================

(a) Commenced April 27, 2016 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                                    BHFTII
                                                 WESTERN ASSET                                                DWS GOVERNMENT &
                                                  MANAGEMENT            DELAWARE        DREYFUS SUSTAINABLE        AGENCY
                                                U.S. GOVERNMENT    VIP SMALL CAP VALUE      U.S. EQUITY        SECURITIES VIP
                                                  SUBACCOUNT           SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                              -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $         1,479,888  $            91,022  $             8,278  $            37,372
                                              -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................              788,714               69,234               10,892               29,207
      Administrative charges................               51,882                   31                  839                2,350
                                              -------------------  -------------------  -------------------  -------------------
        Total expenses......................              840,596               69,265               11,731               31,557
                                              -------------------  -------------------  -------------------  -------------------
           Net investment income (loss).....              639,292               21,757              (3,453)                5,815
                                              -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                   --              774,071              102,871                   --
      Realized gains (losses) on sale of
        investments.........................            (501,935)              347,429                3,619             (31,818)
                                              -------------------  -------------------  -------------------  -------------------
           Net realized gains (losses)......            (501,935)            1,121,500              106,490             (31,818)
                                              -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................            (457,171)          (2,881,874)            (140,260)              (4,860)
                                              -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................            (959,106)          (1,760,374)             (33,770)             (36,678)
                                              -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $         (319,814)  $       (1,738,617)  $          (37,223)  $          (30,863)
                                              ===================  ===================  ===================  ===================


                                                                                               FIDELITY(R)
                                                    DWS SMALL            FIDELITY(R)           VIP DYNAMIC           FIDELITY(R)
                                                MID CAP VALUE VIP      VIP CONTRAFUND     CAPITAL APPRECIATION    VIP EQUITY-INCOME
                                                   SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $             38,403  $            927,867  $              6,168  $          4,879,857
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                71,531             2,783,316                23,347             2,785,162
      Administrative charges................                 5,793               121,709                 1,368                 7,115
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................                77,324             2,905,025                24,715             2,792,277
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....              (38,921)           (1,977,158)              (18,547)             2,087,580
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........               678,670            18,336,352               193,688            10,436,756
      Realized gains (losses) on sale of
        investments.........................                18,670             6,041,850                76,859             1,832,376
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......               697,340            24,378,202               270,547            12,269,132
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................           (1,360,304)          (36,778,465)             (345,902)          (34,753,495)
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................             (662,964)          (12,400,263)              (75,355)          (22,484,363)
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          (701,885)  $       (14,377,421)  $           (93,902)  $       (20,396,783)
                                              ====================  ====================  ====================  ====================



                                                   FIDELITY(R)           FIDELITY(R)
                                                VIP FREEDOM 2020      VIP FREEDOM 2025
                                                   SUBACCOUNT            SUBACCOUNT
                                              --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $              5,056  $             12,239
                                              --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                 3,101                 5,019
      Administrative charges................                    --                    --
                                              --------------------  --------------------
        Total expenses......................                 3,101                 5,019
                                              --------------------  --------------------
           Net investment income (loss).....                 1,955                 7,220
                                              --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                10,583                 9,307
      Realized gains (losses) on sale of
        investments.........................                 1,145                 2,229
                                              --------------------  --------------------
           Net realized gains (losses)......                11,728                11,536
                                              --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................              (37,111)             (102,208)
                                              --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................              (25,383)              (90,672)
                                              --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $           (23,428)  $           (83,452)
                                              ====================  ====================

(a) Commenced April 27, 2016 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                                                                                                    FIDELITY(R)
                                                   FIDELITY(R)          FIDELITY(R)           FIDELITY(R)               VIP
                                                VIP FREEDOM 2030     VIP FREEDOM 2040      VIP FREEDOM 2050      FUNDSMANAGER 60%
                                                   SUBACCOUNT           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                              --------------------  -------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $              7,030  $             1,613  $              3,849  $          7,761,244
                                              --------------------  -------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                 5,435                1,537                 2,241            12,581,197
      Administrative charges................                    19                   --                    --                    --
                                              --------------------  -------------------  --------------------  --------------------
        Total expenses......................                 5,454                1,537                 2,241            12,581,197
                                              --------------------  -------------------  --------------------  --------------------
           Net investment income (loss).....                 1,576                   76                 1,608           (4,819,953)
                                              --------------------  -------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                15,294                3,349                 4,718            73,800,727
      Realized gains (losses) on sale of
        investments.........................                 2,997                2,487                  (33)             (200,665)
                                              --------------------  -------------------  --------------------  --------------------
           Net realized gains (losses)......                18,291                5,836                 4,685            73,600,062
                                              --------------------  -------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................              (75,842)             (25,720)              (49,967)         (120,518,579)
                                              --------------------  -------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................              (57,551)             (19,884)              (45,282)          (46,918,517)
                                              --------------------  -------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $           (55,975)  $          (19,808)  $           (43,674)  $       (51,738,470)
                                              ====================  ===================  ====================  ====================


                                                   FIDELITY(R)           FIDELITY(R)        FTVIPT FRANKLIN       FTVIPT FRANKLIN
                                                 VIP HIGH INCOME         VIP MID CAP          INCOME VIP         MUTUAL SHARES VIP
                                                   SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                              --------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $            930,015  $            995,800  $           860,894  $            313,541
                                              --------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               216,673             3,244,323              290,841               196,728
      Administrative charges................                     8               122,491               26,543                20,080
                                              --------------------  --------------------  -------------------  --------------------
        Total expenses......................               216,681             3,366,814              317,384               216,808
                                              --------------------  --------------------  -------------------  --------------------
           Net investment income (loss).....               713,334           (2,371,014)              543,510                96,733
                                              --------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --            22,457,501                   --               488,222
      Realized gains (losses) on sale of
        investments.........................             (243,978)             4,818,970              205,006               227,968
                                              --------------------  --------------------  -------------------  --------------------
           Net realized gains (losses)......             (243,978)            27,276,471              205,006               716,190
                                              --------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................           (1,213,210)          (62,570,723)          (1,747,573)           (2,142,879)
                                              --------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................           (1,457,188)          (35,294,252)          (1,542,567)           (1,426,689)
                                              --------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          (743,854)  $       (37,665,266)  $         (999,057)  $        (1,329,956)
                                              ====================  ====================  ===================  ====================

                                                                       FTVIPT FRANKLIN
                                                 FTVIPT FRANKLIN        SMALL-MID CAP
                                              RISING DIVIDENDS VIP       GROWTH VIP
                                                   SUBACCOUNT            SUBACCOUNT
                                              --------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $            177,479  $                --
                                              --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               248,985              380,152
      Administrative charges................                21,020               26,197
                                              --------------------  -------------------
        Total expenses......................               270,005              406,349
                                              --------------------  -------------------
           Net investment income (loss).....              (92,526)            (406,349)
                                              --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........               859,617            2,390,994
      Realized gains (losses) on sale of
        investments.........................               619,620            (243,118)
                                              --------------------  -------------------
           Net realized gains (losses)......             1,479,237            2,147,876
                                              --------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................           (2,238,427)          (3,100,867)
                                              --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................             (759,190)            (952,991)
                                              --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          (851,716)  $       (1,359,340)
                                              ====================  ===================

(a) Commenced April 27, 2016 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                               FTVIPT TEMPLETON
                                                  DEVELOPING         FTVIPT TEMPLETON         INVESCO V.I.
                                                  MARKETS VIP           FOREIGN VIP             COMSTOCK
                                                  SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                             --------------------  --------------------  ---------------------
INVESTMENT INCOME:
      Dividends............................  $            149,356  $          1,370,006  $              75,663
                                             --------------------  --------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.....................               205,760               852,634                 70,774
      Administrative charges...............                   298                60,899                  6,993
                                             --------------------  --------------------  ---------------------
         Total expenses....................               206,058               913,533                 77,767
                                             --------------------  --------------------  ---------------------
           Net investment income (loss)....              (56,702)               456,473                (2,104)
                                             --------------------  --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --                    --                430,004
      Realized gains (losses) on sale of
         investments.......................                21,747               255,216                323,733
                                             --------------------  --------------------  ---------------------
           Net realized gains (losses).....                21,747               255,216                753,737
                                             --------------------  --------------------  ---------------------
      Change in unrealized gains (losses)
         on investments....................           (3,020,054)           (9,744,281)            (1,325,843)
                                             --------------------  --------------------  ---------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.......................           (2,998,307)           (9,489,065)              (572,106)
                                             --------------------  --------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations.........  $        (3,055,009)  $        (9,032,592)  $           (574,210)
                                             ====================  ====================  =====================

                                                                                               INVESCO V.I.
                                                 INVESCO V.I.            INVESCO V.I.           GOVERNMENT
                                             DIVERSIFIED DIVIDEND      EQUITY AND INCOME        SECURITIES
                                                  SUBACCOUNT              SUBACCOUNT            SUBACCOUNT
                                             ---------------------  ---------------------  ---------------------
INVESTMENT INCOME:
      Dividends............................  $              17,657  $             884,525  $             117,514
                                             ---------------------  ---------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.....................                 19,371                685,457                101,489
      Administrative charges...............                  1,460                 68,928                  9,298
                                             ---------------------  ---------------------  ---------------------
         Total expenses....................                 20,831                754,385                110,787
                                             ---------------------  ---------------------  ---------------------
           Net investment income (loss)....                (3,174)                130,140                  6,727
                                             ---------------------  ---------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                 28,331              1,965,273                     --
      Realized gains (losses) on sale of
         investments.......................                120,252              1,557,142               (62,042)
                                             ---------------------  ---------------------  ---------------------
           Net realized gains (losses).....                148,583              3,522,415               (62,042)
                                             ---------------------  ---------------------  ---------------------
      Change in unrealized gains (losses)
         on investments....................              (225,835)            (8,606,299)               (51,641)
                                             ---------------------  ---------------------  ---------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.......................               (77,252)            (5,083,884)              (113,683)
                                             ---------------------  ---------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations.........  $            (80,426)  $         (4,953,744)  $           (106,956)
                                             =====================  =====================  =====================


                                                 INVESCO V.I.          INVESCO V.I.          JANUS HENDERSON
                                              MANAGED VOLATILITY       S&P 500 INDEX           ENTERPRISE
                                                  SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                             --------------------  --------------------  ---------------------
INVESTMENT INCOME:
      Dividends............................  $             22,177  $             41,713  $              14,908
                                             --------------------  --------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.....................                24,909                44,292                179,661
      Administrative charges...............                 1,948                 3,330                 14,152
                                             --------------------  --------------------  ---------------------
         Total expenses....................                26,857                47,622                193,813
                                             --------------------  --------------------  ---------------------
           Net investment income (loss)....               (4,680)               (5,909)              (178,905)
                                             --------------------  --------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                44,745               248,395                688,893
      Realized gains (losses) on sale of
         investments.......................              (25,077)                38,091              1,085,539
                                             --------------------  --------------------  ---------------------
           Net realized gains (losses).....                19,668               286,486              1,774,432
                                             --------------------  --------------------  ---------------------
      Change in unrealized gains (losses)
         on investments....................             (179,700)             (617,581)            (1,732,020)
                                             --------------------  --------------------  ---------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.......................             (160,032)             (331,095)                 42,412
                                             --------------------  --------------------  ---------------------
      Net increase (decrease) in net assets
         resulting from operations.........  $          (164,712)  $          (337,004)  $           (136,493)
                                             ====================  ====================  =====================


                                                 JANUS HENDERSON
                                                 GLOBAL RESEARCH
                                                   SUBACCOUNT
                                             ---------------------
INVESTMENT INCOME:
      Dividends............................  $               5,884
                                             ---------------------
EXPENSES:
      Mortality and expense risk and
         other charges.....................                  3,322
      Administrative charges...............                     17
                                             ---------------------
         Total expenses....................                  3,339
                                             ---------------------
           Net investment income (loss)....                  2,545
                                             ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                     --
      Realized gains (losses) on sale of
         investments.......................                 12,001
                                             ---------------------
           Net realized gains (losses).....                 12,001
                                             ---------------------
      Change in unrealized gains (losses)
         on investments....................               (60,782)
                                             ---------------------
      Net realized and change in
         unrealized gains (losses) on
         investments.......................               (48,781)
                                             ---------------------
      Net increase (decrease) in net assets
         resulting from operations.........  $            (46,236)
                                             =====================

(a) Commenced April 27, 2016 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                                                         LMPVET                LMPVET                LMPVET
                                                JANUS HENDERSON   CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                                   OVERSEAS         AGGRESSIVE GROWTH       APPRECIATION        DIVIDEND STRATEGY
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                             -------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           511,448  $          1,894,203   $         3,027,403   $         1,197,333
                                             -------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              402,895             4,686,284             3,527,619             1,460,449
      Administrative charges...............                4,755               381,187               345,481               127,871
                                             -------------------  --------------------  --------------------  --------------------
        Total expenses.....................              407,650             5,067,471             3,873,100             1,588,320
                                             -------------------  --------------------  --------------------  --------------------
          Net investment income (loss).....              103,798           (3,173,268)             (845,697)             (390,987)
                                             -------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --            19,863,953            10,193,629             4,975,894
      Realized gains (losses) on sale of
        investments........................          (1,129,024)            15,916,478            14,775,384             5,604,793
                                             -------------------  --------------------  --------------------  --------------------
          Net realized gains (losses)......          (1,129,024)            35,780,431            24,969,013            10,580,687
                                             -------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          (3,926,288)          (60,443,753)          (30,758,377)          (15,624,160)
                                             -------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................          (5,055,312)          (24,663,322)           (5,789,364)           (5,043,473)
                                             -------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (4,951,514)  $       (27,836,590)   $       (6,635,061)   $       (5,434,460)
                                             ===================  ====================  ====================  ====================

                                                    LMPVET                LMPVET                LMPVET                LMPVET
                                             CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                               LARGE CAP GROWTH       LARGE CAP VALUE           MID CAP          SMALL CAP GROWTH
                                                  SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                             --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................   $           280,673  $         1,546,090   $            143,554   $                --
                                             --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             1,421,241            1,379,933                479,436               737,200
      Administrative charges...............               108,808              123,710                 45,433                53,609
                                             --------------------  --------------------  --------------------  --------------------
        Total expenses.....................             1,530,049            1,503,643                524,869               790,809
                                             --------------------  --------------------  --------------------  --------------------
          Net investment income (loss).....           (1,249,376)               42,447              (381,315)             (790,809)
                                             --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........             2,672,306            6,475,307                521,483             5,109,481
      Realized gains (losses) on sale of
        investments........................             5,331,463            3,768,246              1,027,733             3,743,000
                                             --------------------  --------------------  --------------------  --------------------
          Net realized gains (losses)......             8,003,769           10,243,553              1,549,216             8,852,481
                                             --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................           (7,357,704)         (20,521,882)            (5,276,434)           (6,704,144)
                                             --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................               646,065         (10,278,329)            (3,727,218)             2,148,337
                                             --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $         (603,311)  $      (10,235,882)   $        (4,108,533)   $         1,357,528
                                             ====================  ====================  ====================  ====================

                                                    LMPVET                LMPVET
                                                  QS VARIABLE           QS VARIABLE
                                              CONSERVATIVE GROWTH         GROWTH
                                                  SUBACCOUNT            SUBACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           996,083   $           516,176
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              534,201               260,479
      Administrative charges...............               60,955                31,246
                                             --------------------  -------------------
        Total expenses.....................              595,156               291,725
                                             --------------------  -------------------
          Net investment income (loss).....              400,927               224,451
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            1,081,539             1,098,651
      Realized gains (losses) on sale of
        investments........................              970,310               120,648
                                             --------------------  -------------------
          Net realized gains (losses)......            2,051,849             1,219,299
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (4,669,710)           (3,216,412)
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................          (2,617,861)           (1,997,113)
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (2,216,934)   $       (1,772,662)
                                             ====================  ===================

(a) Commenced April 27, 2016 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                                                                                LMPVIT
                                                     LMPVET               LMPVIT             WESTERN ASSET
                                                   QS VARIABLE         WESTERN ASSET        VARIABLE GLOBAL     MORGAN STANLEY VIS
                                                 MODERATE GROWTH         CORE PLUS          HIGH YIELD BOND      MULTI CAP GROWTH
                                                   SUBACCOUNT           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                              --------------------  -------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $            687,227  $         1,822,728  $            244,034  $                 --
                                              --------------------  -------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               360,315              782,450                83,479                17,355
      Administrative charges................                42,616               76,688                 7,561                 1,216
                                              --------------------  -------------------  --------------------  --------------------
        Total expenses......................               402,931              859,138                91,040                18,571
                                              --------------------  -------------------  --------------------  --------------------
           Net investment income (loss).....               284,296              963,590               152,994              (18,571)
                                              --------------------  -------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........             1,136,949                   --                    --               207,358
      Realized gains (losses) on sale of
        investments.........................               442,779          (1,119,978)              (85,568)                93,922
                                              --------------------  -------------------  --------------------  --------------------
           Net realized gains (losses)......             1,579,728          (1,119,978)              (85,568)               301,280
                                              --------------------  -------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................           (3,918,663)          (1,998,150)             (354,138)             (190,096)
                                              --------------------  -------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................           (2,338,935)          (3,118,128)             (439,706)               111,184
                                              --------------------  -------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $        (2,054,639)  $       (2,154,538)  $          (286,712)  $             92,613
                                              ====================  ===================  ====================  ====================


                                                                                            TAP 1919 VARIABLE
                                                   PIONEER VCT           PIONEER VCT       SOCIALLY RESPONSIVE
                                                  MID CAP VALUE      REAL ESTATE SHARES         BALANCED             VIF GROWTH
                                                   SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                              --------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends.............................  $             73,353  $            141,119  $            337,719  $                --
                                              --------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               264,700               104,915               433,006              127,901
      Administrative charges................                24,332                 8,687                11,179               11,804
                                              --------------------  --------------------  --------------------  -------------------
        Total expenses......................               289,032               113,602               444,185              139,705
                                              --------------------  --------------------  --------------------  -------------------
           Net investment income (loss).....             (215,679)                27,517             (106,466)            (139,705)
                                              --------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........             1,339,925               576,689             2,730,907            1,466,795
      Realized gains (losses) on sale of
        investments.........................               (7,990)             (265,610)               525,084              341,212
                                              --------------------  --------------------  --------------------  -------------------
           Net realized gains (losses)......             1,331,935               311,079             3,255,991            1,808,007
                                              --------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments......................           (4,495,008)             (884,649)           (3,761,011)          (1,222,634)
                                              --------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................           (3,163,073)             (573,570)             (505,020)              585,373
                                              --------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $        (3,378,752)  $          (546,053)  $          (611,486)  $           445,668
                                              ====================  ====================  ====================  ===================

(a) Commenced April 27, 2016 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017



                                          AB VPS GLOBAL THEMATIC GROWTH       ALGER CAPITAL APPRECIATION
                                                   SUBACCOUNT                         SUBACCOUNT
                                        ---------------------------------  ---------------------------------
                                              2018              2017             2018              2017
                                        ----------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $        (6,958)  $       (5,909)  $       (51,280)  $      (49,609)
   Net realized gains (losses)........            40,994           32,263           559,676          305,349
   Change in unrealized gains
     (losses) on investments..........          (77,473)           97,342         (541,107)          392,106
                                        ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............          (43,437)          123,696          (32,711)          647,846
                                        ----------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............                --               --             1,193            2,250
   Net transfers (including fixed
     account).........................             8,087         (48,835)          (55,902)           11,374
   Contract charges...................             (159)            (181)             (379)            (435)
   Transfers for contract benefits
     and terminations.................          (82,288)         (27,571)         (225,159)        (445,812)
                                        ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....          (74,360)         (76,587)         (280,247)        (432,623)
                                        ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets.................         (117,797)           47,109         (312,958)          215,223
NET ASSETS:
   Beginning of year..................           442,332          395,223         2,608,577        2,393,354
                                        ----------------  ---------------  ----------------  ---------------
   End of year........................  $        324,535  $       442,332  $      2,295,619  $     2,608,577
                                        ================  ===============  ================  ===============


                                             AMERICAN FUNDS(R) BOND          AMERICAN FUNDS(R) GLOBAL GROWTH
                                                   SUBACCOUNT                          SUBACCOUNT
                                        ---------------------------------  ---------------------------------
                                             2018              2017              2018             2017
                                        ---------------  ----------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $        28,542  $          9,543  $    (1,013,555)  $   (1,018,914)
   Net realized gains (losses)........         (18,522)            62,433        10,987,508        7,026,733
   Change in unrealized gains
     (losses) on investments..........        (104,792)            17,957      (19,732,783)       19,995,813
                                        ---------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............         (94,772)            89,933       (9,758,830)       26,003,632
                                        ---------------  ----------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............           15,781             8,936           405,663          455,285
   Net transfers (including fixed
     account).........................          354,538           135,979            43,552      (2,090,670)
   Contract charges...................          (1,651)           (1,806)          (12,457)         (14,818)
   Transfers for contract benefits
     and terminations.................        (614,821)       (1,174,683)      (12,090,291)     (13,483,821)
                                        ---------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....        (246,153)       (1,031,574)      (11,653,533)     (15,134,024)
                                        ---------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets.................        (340,925)         (941,641)      (21,412,363)       10,869,608
NET ASSETS:
   Beginning of year..................        3,930,823         4,872,464       105,349,094       94,479,486
                                        ---------------  ----------------  ----------------  ---------------
   End of year........................  $     3,589,898  $      3,930,823  $     83,936,731  $   105,349,094
                                        ===============  ================  ================  ===============

                                             AMERICAN FUNDS(R) GLOBAL
                                               SMALL CAPITALIZATION             AMERICAN FUNDS(R) GROWTH
                                                    SUBACCOUNT                         SUBACCOUNT
                                        ---------------------------------  ---------------------------------
                                              2018             2017              2018             2017
                                        ---------------   ---------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $      (27,736)   $      (21,427)  $   (3,283,082)   $   (3,002,447)
   Net realized gains (losses)........          139,646            38,992       34,767,435        30,969,587
   Change in unrealized gains
     (losses) on investments..........        (316,992)           368,317     (33,457,818)        27,794,157
                                        ---------------   ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............        (205,082)           385,882      (1,973,465)        55,761,297
                                        ---------------   ---------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............           18,689             5,300          924,638         1,079,365
   Net transfers (including fixed
     account).........................           50,305          (89,903)      (5,569,819)       (4,581,340)
   Contract charges...................            (610)             (685)         (30,421)          (34,350)
   Transfers for contract benefits
     and terminations.................        (240,931)         (187,405)     (30,376,957)      (29,866,868)
                                        ---------------   ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....        (172,547)         (272,693)     (35,052,559)      (33,403,193)
                                        ---------------   ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets.................        (377,629)           113,189     (37,026,024)        22,358,104
NET ASSETS:
   Beginning of year..................        1,857,993         1,744,804      249,883,935       227,525,831
                                        ---------------   ---------------  ---------------   ---------------
   End of year........................  $     1,480,364   $     1,857,993  $   212,857,911   $   249,883,935
                                        ===============   ===============  ===============   ===============


                                          AMERICAN FUNDS(R) GROWTH-INCOME
                                                    SUBACCOUNT
                                        ---------------------------------
                                              2018             2017
                                        ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $     (891,931)   $     (866,245)
   Net realized gains (losses)........       20,750,023        18,564,883
   Change in unrealized gains
     (losses) on investments..........     (24,790,802)        18,662,227
                                        ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............      (4,932,710)        36,360,865
                                        ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............          462,679           583,489
   Net transfers (including fixed
     account).........................      (2,403,079)       (2,358,943)
   Contract charges...................         (25,499)          (28,838)
   Transfers for contract benefits
     and terminations.................     (25,309,413)      (26,413,827)
                                        ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....     (27,275,312)      (28,218,119)
                                        ---------------   ---------------
     Net increase (decrease)
        in net assets.................     (32,208,022)         8,142,746
NET ASSETS:
   Beginning of year..................      201,327,949       193,185,203
                                        ---------------   ---------------
   End of year........................  $   169,119,927   $   201,327,949
                                        ===============   ===============

(a) Commenced April 27, 2016 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                             BHFTI AMERICAN FUNDS(R)            BHFTI AMERICAN FUNDS(R)
                                               BALANCED ALLOCATION                 GROWTH ALLOCATION
                                                   SUBACCOUNT                         SUBACCOUNT
                                        ---------------------------------  --------------------------------
                                              2018              2017            2018              2017
                                        ----------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $         39,253  $        46,284  $        14,800  $        22,805
   Net realized gains (losses)........           318,376          315,892          245,213          273,855
   Change in unrealized gains
     (losses) on investments..........         (611,130)          426,208        (541,753)          438,985
                                        ----------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............         (253,501)          788,384        (281,740)          735,645
                                        ----------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............           333,481          315,863          375,679          411,074
   Net transfers (including fixed
     account).........................         (181,606)          190,268         (17,719)          305,551
   Contract charges...................              (76)             (78)             (21)             (19)
   Transfers for contract benefits
     and terminations.................         (688,684)      (1,352,806)        (185,709)      (1,220,409)
                                        ----------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....         (536,885)        (846,753)          172,230        (503,803)
                                        ----------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets.................         (790,386)         (58,369)        (109,510)          231,842
NET ASSETS:
   Beginning of year..................         5,335,264        5,393,633        4,033,009        3,801,167
                                        ----------------  ---------------  ---------------  ---------------
   End of year........................  $      4,544,878  $     5,335,264  $     3,923,499  $     4,033,009
                                        ================  ===============  ===============  ===============

                                             BHFTI AMERICAN FUNDS(R)
                                               MODERATE ALLOCATION            BHFTI BLACKROCK HIGH YIELD
                                                   SUBACCOUNT                         SUBACCOUNT
                                        --------------------------------  ---------------------------------
                                             2018             2017              2018              2017
                                        ---------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $        21,348  $        32,210  $      2,610,717  $     3,323,259
   Net realized gains (losses)........          135,581          145,217         (532,823)        (506,659)
   Change in unrealized gains
     (losses) on investments..........        (287,722)          173,715       (4,823,357)        2,277,873
                                        ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............        (130,793)          351,142       (2,745,463)        5,094,473
                                        ---------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............          290,600          249,413         1,664,118        1,308,742
   Net transfers (including fixed
     account).........................            6,879          317,270         (779,461)          175,650
   Contract charges...................            (166)            (144)          (23,392)         (26,655)
   Transfers for contract benefits
     and terminations.................        (112,856)        (993,520)       (9,361,029)     (12,615,153)
                                        ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....          184,457        (426,981)       (8,499,764)     (11,157,416)
                                        ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets.................           53,664         (75,839)      (11,245,227)      (6,062,943)
NET ASSETS:
   Beginning of year..................        2,810,362        2,886,201        76,481,645       82,544,588
                                        ---------------  ---------------  ----------------  ---------------
   End of year........................  $     2,864,026  $     2,810,362  $     65,236,418  $    76,481,645
                                        ===============  ===============  ================  ===============

                                                 BHFTI BRIGHTHOUSE                  BHFTI BRIGHTHOUSE
                                               ASSET ALLOCATION 100                  SMALL CAP VALUE
                                                    SUBACCOUNT                         SUBACCOUNT
                                        ---------------------------------  ---------------------------------
                                              2018              2017             2018              2017
                                        ----------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $      (108,290)  $        20,640  $      (411,880)  $     (570,329)
   Net realized gains (losses)........         3,677,647        4,104,098         6,273,041        4,490,598
   Change in unrealized gains
     (losses) on investments..........      (10,195,207)        7,919,778      (21,499,837)        6,292,071
                                        ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............       (6,625,850)       12,044,516      (15,638,676)       10,212,340
                                        ----------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............         2,263,324        2,329,052         1,158,811        1,360,821
   Net transfers (including fixed
     account).........................       (1,252,194)         (82,277)         (901,582)      (3,021,976)
   Contract charges...................          (46,052)         (49,750)          (35,104)         (39,061)
   Transfers for contract benefits
     and terminations.................       (6,855,150)      (6,018,776)      (12,161,427)     (13,721,021)
                                        ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....       (5,890,072)      (3,821,751)      (11,939,302)     (15,421,237)
                                        ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets.................      (12,515,922)        8,222,765      (27,577,978)      (5,208,897)
NET ASSETS:
   Beginning of year..................        66,232,305       58,009,540       107,003,100      112,211,997
                                        ----------------  ---------------  ----------------  ---------------
   End of year........................  $     53,716,383  $    66,232,305  $     79,425,122  $   107,003,100
                                        ================  ===============  ================  ===============

                                            BHFTI BRIGHTHOUSE/ABERDEEN
                                              EMERGING MARKETS EQUITY
                                                    SUBACCOUNT
                                        ---------------------------------
                                              2018              2017
                                        ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $        309,905  $     (291,792)
   Net realized gains (losses)........           213,951          305,206
   Change in unrealized gains
     (losses) on investments..........       (6,844,317)        9,301,961
                                        ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............       (6,320,461)        9,315,375
                                        ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............           110,650           80,895
   Net transfers (including fixed
     account).........................         1,383,965          561,350
   Contract charges...................           (5,994)          (7,951)
   Transfers for contract benefits
     and terminations.................       (4,347,244)      (5,463,815)
                                        ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....       (2,858,623)      (4,829,521)
                                        ----------------  ---------------
     Net increase (decrease)
        in net assets.................       (9,179,084)        4,485,854
NET ASSETS:
   Beginning of year..................        41,689,516       37,203,662
                                        ----------------  ---------------
   End of year........................  $     32,510,432  $    41,689,516
                                        ================  ===============

(a) Commenced April 27, 2016 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                          BHFTI BRIGHTHOUSE/EATON VANCE      BHFTI BRIGHTHOUSE/WELLINGTON
                                                  FLOATING RATE                   LARGE CAP RESEARCH
                                                   SUBACCOUNT                         SUBACCOUNT
                                        ---------------------------------  ---------------------------------
                                              2018              2017             2018              2017
                                        ----------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $         47,369  $        52,321  $      (249,707)  $     (223,839)
   Net realized gains (losses)........               883          (3,783)         5,783,514        2,742,987
   Change in unrealized gains
     (losses) on investments..........         (127,902)            1,136       (8,193,059)        4,513,904
                                        ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............          (79,650)           49,674       (2,659,252)        7,033,052
                                        ----------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............               500               --            91,255          151,700
   Net transfers (including fixed
     account).........................         1,270,282          207,428         (270,757)        (260,718)
   Contract charges...................             (107)             (98)          (21,231)         (23,176)
   Transfers for contract benefits
     and terminations.................         (309,617)        (119,450)       (3,802,213)      (3,997,181)
                                        ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....           961,058           87,880       (4,002,946)      (4,129,375)
                                        ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets.................           881,408          137,554       (6,662,198)        2,903,677
NET ASSETS:
   Beginning of year..................         2,892,037        2,754,483        39,712,648       36,808,971
                                        ----------------  ---------------  ----------------  ---------------
   End of year........................  $      3,773,445  $     2,892,037  $     33,050,450  $    39,712,648
                                        ================  ===============  ================  ===============

                                                                              BHFTI CLEARBRIDGE AGGRESSIVE
                                        BHFTI CLARION GLOBAL REAL ESTATE                 GROWTH
                                                   SUBACCOUNT                          SUBACCOUNT
                                        ---------------------------------  ---------------------------------
                                             2018              2017              2018             2017
                                        ---------------  ----------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $     2,454,031  $      1,265,660  $   (2,203,821)   $   (1,550,197)
   Net realized gains (losses)........        (479,413)         (324,910)       37,777,826        12,065,172
   Change in unrealized gains
     (losses) on investments..........      (7,232,314)         4,214,712     (69,278,560)        68,627,956
                                        ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............      (5,257,696)         5,155,462     (33,704,555)        79,142,931
                                        ---------------  ----------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............        1,181,778         1,341,461        6,426,452         7,234,400
   Net transfers (including fixed
     account).........................        (904,776)           481,574      (8,839,690)      (10,104,350)
   Contract charges...................         (15,664)          (18,438)        (243,637)         (266,188)
   Transfers for contract benefits
     and terminations.................      (6,768,203)       (7,467,932)     (50,606,993)      (52,363,026)
                                        ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....      (6,506,865)       (5,663,335)     (53,263,868)      (55,499,164)
                                        ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets.................     (11,764,561)         (507,873)     (86,968,423)        23,643,767
NET ASSETS:
   Beginning of year..................       58,000,544        58,508,417      501,767,709       478,123,942
                                        ---------------  ----------------  ---------------   ---------------
   End of year........................  $    46,235,983  $     58,000,544  $   414,799,286   $   501,767,709
                                        ===============  ================  ===============   ===============

                                               BHFTI HARRIS OAKMARK
                                                   INTERNATIONAL                BHFTI INVESCO COMSTOCK
                                                    SUBACCOUNT                        SUBACCOUNT
                                        ---------------------------------  ---------------------------------
                                              2018             2017              2018             2017
                                        ---------------   ---------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $       206,824   $       132,552  $   (1,798,839)   $     1,037,149
   Net realized gains (losses)........        2,726,581           566,818       20,548,055        13,954,739
   Change in unrealized gains
     (losses) on investments..........     (17,658,313)        14,199,306     (40,581,666)        11,464,316
                                        ---------------   ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............     (14,724,908)        14,898,676     (21,832,450)        26,456,204
                                        ---------------   ---------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............          749,950           863,783          352,678           706,575
   Net transfers (including fixed
     account).........................        (296,541)         2,699,649      (2,867,550)       (3,080,572)
   Contract charges...................          (9,335)          (11,701)         (55,339)          (61,446)
   Transfers for contract benefits
     and terminations.................      (7,194,357)       (7,870,475)     (19,364,526)      (24,119,024)
                                        ---------------   ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....      (6,750,283)       (4,318,744)     (21,934,737)      (26,554,467)
                                        ---------------   ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets.................     (21,475,191)        10,579,932     (43,767,187)          (98,263)
NET ASSETS:
   Beginning of year..................       64,343,029        53,763,097      182,616,256       182,714,519
                                        ---------------   ---------------  ---------------   ---------------
   End of year........................  $    42,867,838   $    64,343,029  $   138,849,069   $   182,616,256
                                        ===============   ===============  ===============   ===============


                                         BHFTI INVESCO SMALL CAP GROWTH
                                                   SUBACCOUNT
                                        ---------------------------------
                                              2018             2017
                                        ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $     (237,231)  $      (224,085)
   Net realized gains (losses)........        1,856,414         1,208,413
   Change in unrealized gains
     (losses) on investments..........      (2,927,681)         1,862,628
                                        ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...............      (1,308,498)         2,846,956
                                        ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............          232,740           254,052
   Net transfers (including fixed
     account).........................         (25,697)         (181,462)
   Contract charges...................          (2,682)           (2,777)
   Transfers for contract benefits
     and terminations.................      (1,528,242)       (1,400,930)
                                        ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....      (1,323,881)       (1,331,117)
                                        ---------------  ----------------
     Net increase (decrease)
        in net assets.................      (2,632,379)         1,515,839
NET ASSETS:
   Beginning of year..................       14,475,753        12,959,914
                                        ---------------  ----------------
   End of year........................  $    11,843,374  $     14,475,753
                                        ===============  ================

(a) Commenced April 27, 2016 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                                                               BHFTI LOOMIS SAYLES
                                      BHFTI JPMORGAN SMALL CAP VALUE             GLOBAL MARKETS
                                                SUBACCOUNT                         SUBACCOUNT
                                     ---------------------------------  --------------------------------
                                          2018              2017              2018            2017
                                     ---------------  ---------------   ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (28,537)  $      (28,024)   $     1,138,871  $       484,532
   Net realized gains (losses).....          854,076          811,606        13,617,696        5,742,133
   Change in unrealized gains
     (losses) on investments.......      (2,289,273)        (575,087)      (22,436,732)       19,997,440
                                     ---------------  ---------------   ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............      (1,463,734)          208,495       (7,680,165)       26,224,105
                                     ---------------  ---------------   ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          199,487          237,372         1,510,085        1,967,835
   Net transfers (including fixed
     account)......................        (408,876)          336,572       (1,132,748)      (1,870,180)
   Contract charges................          (2,308)          (2,622)          (64,845)         (69,661)
   Transfers for contract benefits
     and terminations..............      (1,401,057)      (1,180,999)      (14,155,602)     (14,525,779)
                                     ---------------  ---------------   ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (1,612,754)        (609,677)      (13,843,110)     (14,497,785)
                                     ---------------  ---------------   ---------------  ---------------
     Net increase (decrease)
       in net assets...............      (3,076,488)        (401,182)      (21,523,275)       11,726,320
NET ASSETS:
   Beginning of year...............       11,367,369       11,768,551       137,653,578      125,927,258
                                     ---------------  ---------------   ---------------  ---------------
   End of year.....................  $     8,290,881  $    11,367,369   $   116,130,303  $   137,653,578
                                     ===============  ===============   ===============  ===============

                                         BHFTI METLIFE MULTI-INDEX
                                               TARGETED RISK           BHFTI MFS(R) RESEARCH INTERNATIONAL
                                                SUBACCOUNT                         SUBACCOUNT
                                     --------------------------------  -----------------------------------
                                           2018            2017               2018             2017
                                     ---------------  ---------------   ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         1,021  $           585   $       245,494  $       141,461
   Net realized gains (losses).....            6,770            3,512           642,726          242,363
   Change in unrealized gains
     (losses) on investments.......         (15,977)            7,893       (9,259,509)       12,995,965
                                     ---------------  ---------------   ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          (8,186)           11,990       (8,371,289)       13,379,789
                                     ---------------  ---------------   ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           18,590           21,250           364,094          388,116
   Net transfers (including fixed
     account)......................            2,693         (23,544)           148,508      (1,198,641)
   Contract charges................             (16)             (15)          (21,383)         (25,230)
   Transfers for contract benefits
     and terminations..............          (8,534)         (30,195)       (5,636,353)      (7,188,894)
                                     ---------------  ---------------   ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..           12,733         (32,504)       (5,145,134)      (8,024,649)
                                     ---------------  ---------------   ---------------  ---------------
     Net increase (decrease)
       in net assets...............            4,547         (20,514)      (13,516,423)        5,355,140
NET ASSETS:
   Beginning of year...............           96,752          117,266        59,333,834       53,978,694
                                     ---------------  ---------------   ---------------  ---------------
   End of year.....................  $       101,299  $        96,752   $    45,817,411  $    59,333,834
                                     ===============  ===============   ===============  ===============

                                       BHFTI MORGAN STANLEY MID CAP
                                                  GROWTH                BHFTI OPPENHEIMER GLOBAL EQUITY
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  ---------------------------------
                                          2018             2017              2018             2017
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (185,479)  $     (139,700)  $     (704,272)  $   (1,080,189)
   Net realized gains (losses).....        2,996,486          583,289       44,216,450       12,637,365
   Change in unrealized gains
     (losses) on investments.......      (1,860,308)        2,285,873     (87,814,803)       84,057,197
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          950,699        2,729,462     (44,302,625)       95,614,373
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           12,959            5,906        4,383,439        4,672,517
   Net transfers (including fixed
     account)......................        (386,089)          234,744      (2,800,256)      (5,142,199)
   Contract charges................            (708)            (843)        (104,410)        (115,141)
   Transfers for contract benefits
     and terminations..............      (1,390,001)        (976,258)     (34,400,730)     (35,398,255)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (1,763,839)        (736,451)     (32,921,957)     (35,983,078)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        (813,140)        1,993,011     (77,224,582)       59,631,295
NET ASSETS:
   Beginning of year...............        9,509,065        7,516,054      345,629,105      285,997,810
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $     8,695,925  $     9,509,065  $   268,404,523  $   345,629,105
                                     ===============  ===============  ===============  ===============

                                            BHFTI PIMCO INFLATION
                                               PROTECTED BOND
                                                 SUBACCOUNT
                                     ---------------------------------
                                           2018             2017
                                     ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        85,773   $        73,746
   Net realized gains (losses).....        (586,697)         (817,526)
   Change in unrealized gains
     (losses) on investments.......      (1,119,276)         1,722,271
                                     ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............      (1,620,200)           978,491
                                     ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          953,725         1,344,148
   Net transfers (including fixed
     account)......................        1,666,458           637,111
   Contract charges................          (8,812)          (10,221)
   Transfers for contract benefits
     and terminations..............      (4,931,669)       (6,673,502)
                                     ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (2,320,298)       (4,702,464)
                                     ---------------   ---------------
     Net increase (decrease)
       in net assets...............      (3,940,498)       (3,723,973)
NET ASSETS:
   Beginning of year...............       44,339,886        48,063,859
                                     ---------------   ---------------
   End of year.....................  $    40,399,388   $    44,339,886
                                     ===============   ===============

(a) Commenced April 27, 2016 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                                                             BHFTI
                                                                           SCHRODERS
                                                                            GLOBAL           BHFTI SSGA GROWTH AND
                                        BHFTI PIMCO TOTAL RETURN          MULTI-ASSET             INCOME ETF
                                               SUBACCOUNT                 SUBACCOUNT              SUBACCOUNT
                                     --------------------------------  ---------------  -------------------------------
                                          2018              2017           2018 (a)          2018            2017
                                     ---------------  ---------------  ---------------  --------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (471,772)  $       174,227  $           418  $    1,116,293  $     1,277,273
   Net realized gains (losses).....        (398,806)          887,074            2,021       5,782,180        1,220,452
   Change in unrealized gains
     (losses) on investments.......      (2,262,786)        3,696,672          (5,712)    (14,682,180)       12,013,625
                                     ---------------  ---------------  ---------------  --------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............      (3,133,364)        4,757,973          (3,273)     (7,783,707)       14,511,350
                                     ---------------  ---------------  ---------------  --------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        1,694,282        2,097,228            5,778       1,632,751        1,817,556
   Net transfers (including fixed
     account)......................        3,040,782        5,470,620           43,997     (1,187,983)        (651,094)
   Contract charges................         (34,209)         (40,403)               --        (99,202)        (106,557)
   Transfers for contract benefits
     and terminations..............     (20,768,224)     (24,873,397)            (382)    (10,521,991)      (9,695,606)
                                     ---------------  ---------------  ---------------  --------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..     (16,067,369)     (17,345,952)           49,393    (10,176,425)      (8,635,701)
                                     ---------------  ---------------  ---------------  --------------  ---------------
     Net increase (decrease)
       in net assets...............     (19,200,733)     (12,587,979)           46,120    (17,960,132)        5,875,649
NET ASSETS:
   Beginning of year...............      163,277,023      175,865,002               --     110,308,883      104,433,234
                                     ---------------  ---------------  ---------------  --------------  ---------------
   End of year.....................  $   144,076,290  $   163,277,023  $        46,120  $   92,348,751  $   110,308,883
                                     ===============  ===============  ===============  ==============  ===============



                                                                               BHFTI T. ROWE PRICE
                                            BHFTI SSGA GROWTH ETF                LARGE CAP VALUE
                                                 SUBACCOUNT                        SUBACCOUNT
                                     ---------------------------------  --------------------------------
                                           2018             2017             2018             2017
                                     ---------------   ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     1,097,201   $     1,211,595  $     1,019,468  $     1,919,331
   Net realized gains (losses).....        9,799,181         3,008,417       36,267,125       36,166,930
   Change in unrealized gains
     (losses) on investments.......     (24,522,882)        19,535,037     (72,475,425)       14,331,993
                                     ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............     (13,626,500)        23,755,049     (35,188,832)       52,418,254
                                     ---------------   ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        3,173,878         3,279,977        3,528,836        3,582,452
   Net transfers (including fixed
     account)......................      (2,328,514)       (1,833,077)        (413,198)      (3,684,112)
   Contract charges................        (123,765)         (133,017)        (105,780)        (119,973)
   Transfers for contract benefits
     and terminations..............     (11,975,386)      (12,692,531)     (43,819,323)     (43,330,022)
                                     ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..     (11,253,787)      (11,378,648)     (40,809,465)     (43,551,655)
                                     ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............     (24,880,287)        12,376,401     (75,998,297)        8,866,599
NET ASSETS:
   Beginning of year...............      148,452,972       136,076,571      375,860,857      366,994,258
                                     ---------------   ---------------  ---------------  ---------------
   End of year.....................  $   123,572,685   $   148,452,972  $   299,862,560  $   375,860,857
                                     ===============   ===============  ===============  ===============



                                            BHFTI T. ROWE PRICE             BHFTI VICTORY SYCAMORE
                                              MID CAP GROWTH                     MID CAP VALUE
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2018              2017             2018             2017
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (27,427)  $      (26,690)  $     (447,401)  $     (336,504)
   Net realized gains (losses).....          230,180          146,320        6,240,234          463,002
   Change in unrealized gains
     (losses) on investments.......        (246,363)          169,543      (9,698,125)        2,612,884
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............         (43,610)          289,173      (3,905,292)        2,739,382
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........               --            1,097          109,369          184,353
   Net transfers (including fixed
     account)......................         (29,154)           45,094        (263,429)        (390,003)
   Contract charges................            (243)            (287)          (4,045)          (4,844)
   Transfers for contract benefits
     and terminations..............        (134,804)        (162,304)      (3,833,853)      (6,049,742)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (164,201)        (116,400)      (3,991,958)      (6,260,236)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        (207,811)          172,773      (7,897,250)      (3,520,854)
NET ASSETS:
   Beginning of year...............        1,483,222        1,310,449       37,197,594       40,718,448
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $     1,275,411  $     1,483,222  $    29,300,344  $    37,197,594
                                     ===============  ===============  ===============  ===============

(a) Commenced April 27, 2016 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                                                                 BHFTII BLACKROCK
                                        BHFTII BLACKROCK BOND INCOME           CAPITAL APPRECIATION
                                                 SUBACCOUNT                         SUBACCOUNT
                                      ---------------------------------  --------------------------------
                                            2018              2017             2018             2017
                                      ----------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      2,040,801  $     1,971,016  $   (2,499,154)  $   (2,288,849)
   Net realized gains (losses)......         (471,389)          202,500       39,527,579       14,242,166
   Change in unrealized gains
     (losses) on investments........       (4,005,202)          988,543     (33,069,448)       37,826,058
                                      ----------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       (2,435,790)        3,162,059        3,958,977       49,779,375
                                      ----------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           960,997          993,433          955,040          927,354
   Net transfers (including fixed
     account).......................           427,375        1,940,577        (535,266)      (2,044,679)
   Contract charges.................          (31,826)         (36,495)         (53,565)         (56,866)
   Transfers for contract benefits
     and terminations...............      (15,220,369)     (16,942,269)     (23,111,852)     (19,469,196)
                                      ----------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (13,863,823)     (14,044,754)     (22,745,643)     (20,643,387)
                                      ----------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............      (16,299,613)     (10,882,695)     (18,786,666)       29,135,988
NET ASSETS:
   Beginning of year................       121,551,846      132,434,541      191,718,105      162,582,117
                                      ----------------  ---------------  ---------------  ---------------
   End of year......................  $    105,252,233  $   121,551,846  $   172,931,439  $   191,718,105
                                      ================  ===============  ===============  ===============

                                              BHFTII BLACKROCK                 BHFTII BRIGHTHOUSE
                                            ULTRA-SHORT TERM BOND              ASSET ALLOCATION 20
                                                 SUBACCOUNT                        SUBACCOUNT
                                      --------------------------------  ---------------------------------
                                           2018             2017              2018             2017
                                      ---------------  ---------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     (797,721)  $   (2,333,551)  $       109,540  $        116,078
   Net realized gains (losses)......          489,943          269,964           75,194           160,832
   Change in unrealized gains
     (losses) on investments........          829,844          784,408        (852,435)           750,335
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          522,066      (1,279,179)        (667,701)         1,027,245
                                      ---------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........       12,431,275        7,792,965          238,583           305,258
   Net transfers (including fixed
     account).......................        5,830,193        (569,613)          205,381         (274,019)
   Contract charges.................         (82,032)         (94,816)          (5,849)           (6,716)
   Transfers for contract benefits
     and terminations...............     (30,765,078)     (38,541,766)      (2,968,489)       (3,093,966)
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..     (12,585,642)     (31,413,230)      (2,530,374)       (3,069,443)
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets...............     (12,063,576)     (32,692,409)      (3,198,075)       (2,042,198)
NET ASSETS:
   Beginning of year................      181,229,925      213,922,334       18,176,787        20,218,985
                                      ---------------  ---------------  ---------------  ----------------
   End of year......................  $   169,166,349  $   181,229,925  $    14,978,712  $     18,176,787
                                      ===============  ===============  ===============  ================

                                              BHFTII BRIGHTHOUSE                  BHFTII BRIGHTHOUSE
                                              ASSET ALLOCATION 40                 ASSET ALLOCATION 60
                                                  SUBACCOUNT                          SUBACCOUNT
                                      ----------------------------------  ---------------------------------
                                            2018              2017              2018             2017
                                      ----------------  ----------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        371,403  $        437,991  $       846,847   $     1,404,686
   Net realized gains (losses)......         1,880,397         2,203,028       18,210,637        19,897,704
   Change in unrealized gains
     (losses) on investments........       (5,452,143)         3,214,245     (50,099,114)        34,951,811
                                      ----------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       (3,200,343)         5,855,264     (31,041,630)        56,254,201
                                      ----------------  ----------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           884,887         1,412,389        8,813,393         9,625,180
   Net transfers (including fixed
     account).......................           125,723       (1,421,681)      (3,130,024)       (2,747,304)
   Contract charges.................          (27,049)          (30,646)        (243,069)         (265,907)
   Transfers for contract benefits
     and terminations...............       (8,777,633)      (10,777,891)     (45,080,986)      (61,960,015)
                                      ----------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..       (7,794,072)      (10,817,829)     (39,640,686)      (55,348,046)
                                      ----------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets...............      (10,994,415)       (4,962,565)     (70,682,316)           906,155
NET ASSETS:
   Beginning of year................        63,546,568        68,509,133      453,115,632       452,209,477
                                      ----------------  ----------------  ---------------   ---------------
   End of year......................  $     52,552,153  $     63,546,568  $   382,433,316   $   453,115,632
                                      ================  ================  ===============   ===============

                                              BHFTII BRIGHTHOUSE
                                              ASSET ALLOCATION 80
                                                  SUBACCOUNT
                                      ----------------------------------
                                            2018              2017
                                      ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $    (2,112,373)  $      (551,013)
   Net realized gains (losses)......        31,208,296        35,985,181
   Change in unrealized gains
     (losses) on investments........      (85,155,118)        59,654,478
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............      (56,059,195)        95,088,646
                                      ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        15,500,978        14,735,267
   Net transfers (including fixed
     account).......................         (879,296)       (3,798,439)
   Contract charges.................         (335,235)         (363,069)
   Transfers for contract benefits
     and terminations...............      (54,364,060)      (57,391,929)
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (40,077,613)      (46,818,170)
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets...............      (96,136,808)        48,270,476
NET ASSETS:
   Beginning of year................       622,556,295       574,285,819
                                      ----------------  ----------------
   End of year......................  $    526,419,487  $    622,556,295
                                      ================  ================

(a) Commenced April 27, 2016 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                         BHFTII BRIGHTHOUSE/ARTISAN       BHFTII BRIGHTHOUSE/DIMENSIONAL
                                                MID CAP VALUE               INTERNATIONAL SMALL COMPANY
                                                 SUBACCOUNT                         SUBACCOUNT
                                      ---------------------------------  ---------------------------------
                                            2018              2017            2018              2017
                                      ----------------  ---------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       (23,358)  $      (21,805)  $         2,742  $        (2,031)
   Net realized gains (losses)......           165,531           46,528           47,665            25,976
   Change in unrealized gains
     (losses) on investments........         (373,632)          153,258        (240,643)           131,765
                                      ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         (231,459)          177,981        (190,236)           155,710
                                      ----------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........                --               --            3,808                --
   Net transfers (including fixed
     account).......................          (18,448)           25,250          123,059           158,624
   Contract charges.................             (114)            (130)             (33)              (34)
   Transfers for contract benefits
     and terminations...............         (263,931)         (78,074)         (46,470)          (55,447)
                                      ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..         (282,493)         (52,954)           80,364           103,143
                                      ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets...............         (513,952)          125,027        (109,872)           258,853
NET ASSETS:
   Beginning of year................         1,833,989        1,708,962          802,655           543,802
                                      ----------------  ---------------  ---------------  ----------------
   End of year......................  $      1,320,037  $     1,833,989  $       692,783  $        802,655
                                      ================  ===============  ===============  ================

                                        BHFTII BRIGHTHOUSE/WELLINGTON     BHFTII BRIGHTHOUSE/WELLINGTON
                                                  BALANCED                  CORE EQUITY OPPORTUNITIES
                                                 SUBACCOUNT                        SUBACCOUNT
                                      --------------------------------  --------------------------------
                                            2018            2017             2018              2017
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     1,161,985  $     1,557,193  $      (52,288)  $     (266,192)
   Net realized gains (losses)......       21,670,073       10,481,125        7,183,175        4,295,905
   Change in unrealized gains
     (losses) on investments........     (33,381,060)       18,461,311      (8,638,840)       14,781,315
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............     (10,549,002)       30,499,629      (1,507,953)       18,811,028
                                      ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        2,046,557        2,411,199          328,903          430,622
   Net transfers (including fixed
     account).......................      (1,568,551)      (1,767,654)      (2,226,347)      (1,639,947)
   Contract charges.................        (116,040)        (125,296)         (24,660)         (28,720)
   Transfers for contract benefits
     and terminations...............     (21,957,854)     (22,822,426)     (15,088,461)     (15,387,002)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..     (21,595,888)     (22,304,177)     (17,010,565)     (16,625,047)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............     (32,144,890)        8,195,452     (18,518,518)        2,185,981
NET ASSETS:
   Beginning of year................      239,161,037      230,965,585      120,932,383      118,746,402
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $   207,016,147  $   239,161,037  $   102,413,865  $   120,932,383
                                      ===============  ===============  ===============  ===============


                                       BHFTII FRONTIER MID CAP GROWTH        BHFTII JENNISON GROWTH
                                                 SUBACCOUNT                        SUBACCOUNT
                                      --------------------------------  --------------------------------
                                           2018              2017            2018              2017
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $   (1,097,756)  $   (1,099,280)  $   (4,131,892)  $   (3,815,460)
   Net realized gains (losses)......       10,807,504        4,383,033       73,968,883       33,751,923
   Change in unrealized gains
     (losses) on investments........     (14,449,546)       12,629,914     (69,831,757)       82,465,289
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............      (4,739,798)       15,913,667            5,234      112,401,752
                                      ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          466,612          441,376        4,039,806        3,890,806
   Net transfers (including fixed
     account).......................        (560,162)        (324,181)      (6,004,305)      (6,103,469)
   Contract charges.................         (35,756)         (39,378)        (196,181)        (202,722)
   Transfers for contract benefits
     and terminations...............      (7,907,162)      (9,940,163)     (40,007,573)     (35,186,374)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (8,036,468)      (9,862,346)     (42,168,253)     (37,601,759)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............     (12,776,266)        6,051,321     (42,163,019)       74,799,993
NET ASSETS:
   Beginning of year................       77,610,257       71,558,936      405,643,359      330,843,366
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $    64,833,991  $    77,610,257  $   363,480,340  $   405,643,359
                                      ===============  ===============  ===============  ===============

                                            BHFTII LOOMIS SAYLES
                                               SMALL CAP CORE
                                                 SUBACCOUNT
                                      --------------------------------
                                           2018              2017
                                      ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (30,991)  $      (20,207)
   Net realized gains (losses)......          165,884           55,775
   Change in unrealized gains
     (losses) on investments........        (351,478)          108,713
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        (216,585)          144,281
                                      ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            4,929              765
   Net transfers (including fixed
     account).......................          246,322          681,997
   Contract charges.................             (63)             (56)
   Transfers for contract benefits
     and terminations...............         (97,381)         (53,476)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..          153,807          629,230
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets...............         (62,778)          773,511
NET ASSETS:
   Beginning of year................        1,468,973          695,462
                                      ---------------  ---------------
   End of year......................  $     1,406,195  $     1,468,973
                                      ===============  ===============

(a) Commenced April 27, 2016 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                              BHFTII METLIFE                    BHFTII METLIFE
                                           AGGREGATE BOND INDEX               MID CAP STOCK INDEX
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2018              2017             2018            2017
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       991,054  $     1,050,953  $         6,618  $        25,228
   Net realized gains (losses).....        (227,686)           18,525        2,002,242        1,676,207
   Change in unrealized gains
     (losses) on investments.......      (1,602,047)          177,405      (4,214,820)          811,175
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        (838,679)        1,246,883      (2,205,960)        2,512,610
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          858,523        1,063,895          956,423          953,402
   Net transfers (including fixed
     account)......................          121,761      (1,059,289)        (372,857)          596,931
   Contract charges................         (29,707)         (32,999)          (7,286)          (7,816)
   Transfers for contract benefits
     and terminations..............      (5,736,438)      (6,126,723)      (2,334,277)      (2,562,906)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (4,785,861)      (6,155,116)      (1,757,997)      (1,020,389)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............      (5,624,540)      (4,908,233)      (3,963,957)        1,492,221
NET ASSETS:
   Beginning of year...............       57,551,248       62,459,481       19,314,230       17,822,009
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $    51,926,708  $    57,551,248  $    15,350,273  $    19,314,230
                                     ===============  ===============  ===============  ===============

                                              BHFTII METLIFE
                                            MSCI EAFE(R) INDEX         BHFTII METLIFE RUSSELL 2000(R) INDEX
                                                SUBACCOUNT                          SUBACCOUNT
                                     --------------------------------  ------------------------------------
                                           2018            2017                2018             2017
                                     ---------------  ---------------    ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       914,947  $       774,168    $      (94,862)   $        23,319
   Net realized gains (losses).....        (447,150)        (765,699)         11,351,906         8,750,111
   Change in unrealized gains
     (losses) on investments.......      (7,887,972)       10,532,464       (23,166,686)         5,073,819
                                     ---------------  ---------------    ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............      (7,420,175)       10,540,933       (11,909,642)        13,847,249
                                     ---------------  ---------------    ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        1,224,440        1,288,022          1,593,882         1,707,460
   Net transfers (including fixed
     account)......................        (405,834)        (593,910)        (1,276,675)       (2,499,306)
   Contract charges................         (21,575)         (24,349)           (49,265)          (52,956)
   Transfers for contract benefits
     and terminations..............      (4,295,040)      (5,178,536)       (10,699,046)      (11,299,470)
                                     ---------------  ---------------    ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (3,498,009)      (4,508,773)       (10,431,104)      (12,144,272)
                                     ---------------  ---------------    ---------------   ---------------
     Net increase (decrease)
       in net assets...............     (10,918,184)        6,032,160       (22,340,746)         1,702,977
NET ASSETS:
   Beginning of year...............       52,579,273       46,547,113        112,322,154       110,619,177
                                     ---------------  ---------------    ---------------   ---------------
   End of year.....................  $    41,661,089  $    52,579,273    $    89,981,408   $   112,322,154
                                     ===============  ===============    ===============   ===============


                                        BHFTII METLIFE STOCK INDEX        BHFTII MFS(R) TOTAL RETURN
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2018              2017             2018             2017
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     4,691,421  $     4,447,815  $     2,027,487  $     3,041,041
   Net realized gains (losses).....       80,542,255       54,259,223       24,770,041       26,492,614
   Change in unrealized gains
     (losses) on investments.......    (129,016,686)       96,971,350     (48,721,468)        4,916,760
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............     (43,783,010)      155,678,388     (21,923,940)       34,450,415
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        9,727,869       10,949,922        2,726,514        3,034,275
   Net transfers (including fixed
     account)......................     (12,112,644)      (7,931,241)      (2,338,818)      (1,698,620)
   Contract charges................        (385,471)        (413,392)        (106,076)        (122,275)
   Transfers for contract benefits
     and terminations..............     (82,849,478)     (92,174,867)     (37,994,645)     (46,082,928)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..     (85,619,724)     (89,569,578)     (37,713,025)     (44,869,548)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............    (129,402,734)       66,108,810     (59,636,965)     (10,419,133)
NET ASSETS:
   Beginning of year...............      884,599,164      818,490,354      336,697,082      347,116,215
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $   755,196,430  $   884,599,164  $   277,060,117  $   336,697,082
                                     ===============  ===============  ===============  ===============


                                            BHFTII MFS(R) VALUE
                                                SUBACCOUNT
                                     --------------------------------
                                          2018             2017
                                     ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (96,422)  $       603,505
   Net realized gains (losses).....        9,010,465        9,356,110
   Change in unrealized gains
     (losses) on investments.......     (22,543,998)        9,110,481
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............     (13,629,955)       19,070,096
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        1,075,543        1,112,289
   Net transfers (including fixed
     account)......................        5,237,395      (1,351,109)
   Contract charges................         (31,438)         (33,296)
   Transfers for contract benefits
     and terminations..............     (15,551,351)     (17,765,705)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (9,269,851)     (18,037,821)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............     (22,899,806)        1,032,275
NET ASSETS:
   Beginning of year...............      128,018,025      126,985,750
                                     ---------------  ---------------
   End of year.....................  $   105,118,219  $   128,018,025
                                     ===============  ===============

(a) Commenced April 27, 2016 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                              BHFTII NEUBERGER                 BHFTII T. ROWE PRICE
                                               BERMAN GENESIS                    LARGE CAP GROWTH
                                                 SUBACCOUNT                         SUBACCOUNT
                                      ---------------------------------  --------------------------------
                                           2018              2017              2018            2017
                                      ---------------  ----------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     (633,087)  $      (606,076)  $     (869,147)  $     (870,201)
   Net realized gains (losses)......        9,659,223         8,402,998       13,731,679        5,356,604
   Change in unrealized gains
     (losses) on investments........     (12,969,747)            76,687     (14,072,775)       11,491,916
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............      (3,943,611)         7,873,609      (1,210,243)       15,978,319
                                      ---------------  ----------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          613,381           591,515          961,574          842,068
   Net transfers (including fixed
     account).......................         (41,833)         (854,012)      (1,109,986)        1,053,592
   Contract charges.................         (22,607)          (24,396)         (14,582)         (15,707)
   Transfers for contract benefits
     and terminations...............      (6,757,278)       (8,914,561)      (6,307,807)      (6,901,192)
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (6,208,337)       (9,201,454)      (6,470,801)      (5,021,239)
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............     (10,151,948)       (1,327,845)      (7,681,044)       10,957,080
NET ASSETS:
   Beginning of year................       59,769,456        61,097,301       63,630,978       52,673,898
                                      ---------------  ----------------  ---------------  ---------------
   End of year......................  $    49,617,508  $     59,769,456  $    55,949,934  $    63,630,978
                                      ===============  ================  ===============  ===============

                                             BHFTII T. ROWE PRICE           BHFTII WESTERN ASSET MANAGEMENT
                                               SMALL CAP GROWTH              STRATEGIC BOND OPPORTUNITIES
                                                  SUBACCOUNT                          SUBACCOUNT
                                      ----------------------------------  ---------------------------------
                                            2018              2017              2018              2017
                                      ----------------  ----------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $    (1,529,441)  $    (1,372,057)  $      5,408,068  $     3,714,274
   Net realized gains (losses)......        14,818,829        10,773,401           427,440        1,676,804
   Change in unrealized gains
     (losses) on investments........      (21,182,188)        12,095,603      (14,112,643)        5,056,568
                                      ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       (7,892,800)        21,496,947       (8,277,135)       10,447,646
                                      ----------------  ----------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         2,160,052         2,086,827         1,390,314          863,622
   Net transfers (including fixed
     account).......................         (575,935)         (482,076)           279,482        3,679,025
   Contract charges.................          (41,545)          (43,930)          (33,038)         (40,171)
   Transfers for contract benefits
     and terminations...............      (12,452,179)      (13,605,017)      (21,307,847)     (24,402,903)
                                      ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (10,909,607)      (12,044,196)      (19,671,089)     (19,900,427)
                                      ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets...............      (18,802,407)         9,452,751      (27,948,224)      (9,452,781)
NET ASSETS:
   Beginning of year................       118,103,918       108,651,167       161,437,591      170,890,372
                                      ----------------  ----------------  ----------------  ---------------
   End of year......................  $     99,301,511  $    118,103,918  $    133,489,367  $   161,437,591
                                      ================  ================  ================  ===============

                                        BHFTII WESTERN ASSET MANAGEMENT
                                                U.S. GOVERNMENT             DELAWARE VIP SMALL CAP VALUE
                                                  SUBACCOUNT                         SUBACCOUNT
                                      ----------------------------------  --------------------------------
                                            2018              2017             2018              2017
                                      ----------------  ---------------   ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        639,292  $       962,178   $        21,757  $        23,595
   Net realized gains (losses)......         (501,935)        (237,206)         1,121,500          687,029
   Change in unrealized gains
     (losses) on investments........         (457,171)        (274,918)       (2,881,874)          472,927
                                      ----------------  ---------------   ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         (319,814)          450,054       (1,738,617)        1,183,551
                                      ----------------  ---------------   ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           842,085          908,994           115,277           97,415
   Net transfers (including fixed
     account).......................           509,823        1,861,183         (309,574)        (120,148)
   Contract charges.................          (31,878)         (36,285)              (19)             (36)
   Transfers for contract benefits
     and terminations...............       (8,411,859)      (9,946,178)       (1,223,248)      (1,040,798)
                                      ----------------  ---------------   ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..       (7,091,829)      (7,212,286)       (1,417,564)      (1,063,567)
                                      ----------------  ---------------   ---------------  ---------------
     Net increase (decrease)
        in net assets...............       (7,411,643)      (6,762,232)       (3,156,181)          119,984
NET ASSETS:
   Beginning of year................        68,510,028       75,272,260        11,407,245       11,287,261
                                      ----------------  ---------------   ---------------  ---------------
   End of year......................  $     61,098,385  $    68,510,028   $     8,251,064  $    11,407,245
                                      ================  ===============   ===============  ===============


                                       DREYFUS SUSTAINABLE U.S. EQUITY
                                                 SUBACCOUNT
                                      ---------------------------------
                                           2018              2017
                                      ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       (3,453)  $        (6,031)
   Net realized gains (losses)......          106,490            41,935
   Change in unrealized gains
     (losses) on investments........        (140,260)            26,576
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         (37,223)            62,480
                                      ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           37,892                --
   Net transfers (including fixed
     account).......................          (3,864)             3,406
   Contract charges.................             (11)              (18)
   Transfers for contract benefits
     and terminations...............         (21,068)          (15,571)
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..           12,949          (12,183)
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets...............         (24,274)            50,297
NET ASSETS:
   Beginning of year................          553,728           503,431
                                      ---------------  ----------------
   End of year......................  $       529,454  $        553,728
                                      ===============  ================

(a) Commenced April 27, 2016 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                               DWS GOVERNMENT &
                                             AGENCY SECURITIES VIP            DWS SMALL MID CAP VALUE VIP
                                                  SUBACCOUNT                          SUBACCOUNT
                                      ----------------------------------  ----------------------------------
                                            2018              2017              2018              2017
                                      ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $          5,815  $          4,382  $       (38,921)  $       (66,187)
   Net realized gains (losses)......          (31,818)          (54,999)           697,340           204,930
   Change in unrealized gains
     (losses) on investments........           (4,860)            38,670       (1,360,304)           176,609
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          (30,863)          (11,947)         (701,885)           315,352
                                      ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........                --             2,480            13,913             7,293
   Net transfers (including fixed
     account).......................          (82,836)          (44,276)            65,422           109,341
   Contract charges.................             (276)             (403)             (727)             (883)
   Transfers for contract benefits
     and terminations...............         (109,582)         (481,708)         (279,612)         (557,377)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..         (192,694)         (523,907)         (201,004)         (441,626)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets...............         (223,557)         (535,854)         (902,889)         (126,274)
NET ASSETS:
   Beginning of year................         1,729,536         2,265,390         4,107,166         4,233,440
                                      ----------------  ----------------  ----------------  ----------------
   End of year......................  $      1,505,979  $      1,729,536  $      3,204,277  $      4,107,166
                                      ================  ================  ================  ================

                                                                           FIDELITY(R) VIP DYNAMIC CAPITAL
                                          FIDELITY(R) VIP CONTRAFUND                APPRECIATION
                                                  SUBACCOUNT                         SUBACCOUNT
                                      ---------------------------------  ---------------------------------
                                            2018             2017              2018              2017
                                      ----------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $    (1,977,158)  $   (1,317,489)  $       (18,547)  $      (13,853)
   Net realized gains (losses)......        24,378,202       18,204,320           270,547          238,225
   Change in unrealized gains
     (losses) on investments........      (36,778,465)       21,049,279         (345,902)          133,019
                                      ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............      (14,377,421)       37,936,110          (93,902)          357,391
                                      ----------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         2,924,364        3,537,036            19,102           17,212
   Net transfers (including fixed
     account).......................       (3,353,234)      (4,199,830)           (2,791)        (111,970)
   Contract charges.................          (59,780)         (65,501)             (138)            (161)
   Transfers for contract benefits
     and terminations...............      (23,728,407)     (25,876,638)         (226,761)        (193,497)
                                      ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (24,217,057)     (26,604,933)         (210,588)        (288,416)
                                      ----------------  ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets...............      (38,594,478)       11,331,177         (304,490)           68,975
NET ASSETS:
   Beginning of year................       212,284,338      200,953,161         1,870,222        1,801,247
                                      ----------------  ---------------  ----------------  ---------------
   End of year......................  $    173,689,860  $   212,284,338  $      1,565,732  $     1,870,222
                                      ================  ===============  ================  ===============


                                         FIDELITY(R) VIP EQUITY-INCOME     FIDELITY(R) VIP FREEDOM 2020
                                                  SUBACCOUNT                        SUBACCOUNT
                                      ---------------------------------  ---------------------------------
                                            2018              2017            2018              2017
                                      ---------------   ---------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     2,087,580   $       968,011  $         1,955   $         1,608
   Net realized gains (losses)......       12,269,132         7,112,383           11,728            31,842
   Change in unrealized gains
     (losses) on investments........     (34,753,495)        17,246,984         (37,111)             6,909
                                      ---------------   ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............     (20,396,783)        25,327,378         (23,428)            40,359
                                      ---------------   ---------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........        2,299,329         2,861,633           59,477            32,388
   Net transfers (including fixed
     account).......................      (2,698,990)       (3,883,993)           32,795               675
   Contract charges.................        (107,300)         (119,990)          (2,217)             (663)
   Transfers for contract benefits
     and terminations...............     (21,223,019)      (22,964,471)         (21,609)         (176,644)
                                      ---------------   ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..     (21,729,980)      (24,106,821)           68,446         (144,244)
                                      ---------------   ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets...............     (42,126,763)         1,220,557           45,018         (103,885)
NET ASSETS:
   Beginning of year................      235,072,085       233,851,528          321,970           425,855
                                      ---------------   ---------------  ---------------   ---------------
   End of year......................  $   192,945,322   $   235,072,085  $       366,988   $       321,970
                                      ===============   ===============  ===============   ===============


                                         FIDELITY(R) VIP FREEDOM 2025
                                                  SUBACCOUNT
                                      ----------------------------------
                                            2018              2017
                                      ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $          7,220  $          1,067
   Net realized gains (losses)......            11,536            26,230
   Change in unrealized gains
     (losses) on investments........         (102,208)            28,142
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          (83,452)            55,439
                                      ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           113,982            87,507
   Net transfers (including fixed
     account).......................           614,554         (137,509)
   Contract charges.................           (2,086)             (669)
   Transfers for contract benefits
     and terminations...............          (39,961)              (90)
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..           686,489          (50,761)
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets...............           603,037             4,678
NET ASSETS:
   Beginning of year................           339,959           335,281
                                      ----------------  ----------------
   End of year......................  $        942,996  $        339,959
                                      ================  ================

(a) Commenced April 27, 2016 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                         FIDELITY(R) VIP FREEDOM 2030       FIDELITY(R) VIP FREEDOM 2040
                                                  SUBACCOUNT                         SUBACCOUNT
                                      ----------------------------------  ----------------------------------
                                            2018              2017              2018              2017
                                      ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $          1,576  $          2,654  $             76  $            169
   Net realized gains (losses)......            18,291            31,323             5,836             3,091
   Change in unrealized gains
     (losses) on investments........          (75,842)            42,316          (25,720)            15,100
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          (55,975)            76,293          (19,808)            18,360
                                      ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           111,608            51,656            55,236            47,007
   Net transfers (including fixed
     account).......................            35,663           214,273            14,474                39
   Contract charges.................           (2,406)             (577)             (187)              (39)
   Transfers for contract benefits
     and terminations...............          (65,944)         (362,348)          (18,767)           (1,324)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..            78,921          (96,996)            50,756            45,683
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets...............            22,946          (20,703)            30,948            64,043
NET ASSETS:
   Beginning of year................           540,637           561,340           126,195            62,152
                                      ----------------  ----------------  ----------------  ----------------
   End of year......................  $        563,583  $        540,637  $        157,143  $        126,195
                                      ================  ================  ================  ================

                                        FIDELITY(R) VIP FREEDOM 2050       FIDELITY(R) VIP FUNDSMANAGER 60%
                                                 SUBACCOUNT                           SUBACCOUNT
                                      ----------------------------------  ----------------------------------
                                            2018              2017              2018              2017
                                      ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $          1,608  $            352  $    (4,819,953)  $    (5,485,217)
   Net realized gains (losses)......             4,685             2,630        73,600,062        14,787,783
   Change in unrealized gains
     (losses) on investments........          (49,967)             7,705     (120,518,579)        76,161,580
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          (43,674)            10,687      (51,738,470)        85,464,146
                                      ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........            94,690            35,441            11,019                --
   Net transfers (including fixed
     account).......................           214,869            40,546             (109)           (7,693)
   Contract charges.................             (287)              (85)                --                --
   Transfers for contract benefits
     and terminations...............           (8,589)          (19,649)      (29,209,742)      (27,427,663)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..           300,683            56,253      (29,198,832)      (27,435,356)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets...............           257,009            66,940      (80,937,302)        58,028,790
NET ASSETS:
   Beginning of year................           114,743            47,803       651,221,411       593,192,621
                                      ----------------  ----------------  ----------------  ----------------
   End of year......................  $        371,752  $        114,743  $    570,284,109  $    651,221,411
                                      ================  ================  ================  ================

                                          FIDELITY(R) VIP HIGH INCOME           FIDELITY(R) VIP MID CAP
                                                  SUBACCOUNT                          SUBACCOUNT
                                      ----------------------------------  ---------------------------------
                                            2018              2017              2018              2017
                                      ----------------  ----------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        713,334  $        747,939  $   (2,371,014)   $   (2,165,185)
   Net realized gains (losses)......         (243,978)         (214,451)       27,276,471        16,524,181
   Change in unrealized gains
     (losses) on investments........       (1,213,210)           517,750     (62,570,723)        29,690,294
                                      ----------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         (743,854)         1,051,238     (37,665,266)        44,049,290
                                      ----------------  ----------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           186,660           164,177        4,799,782         5,485,328
   Net transfers (including fixed
     account).......................            63,962         (146,133)      (3,982,356)       (3,245,261)
   Contract charges.................           (9,747)          (11,021)         (63,553)          (70,362)
   Transfers for contract benefits
     and terminations...............       (2,223,316)       (2,153,346)     (25,961,519)      (27,846,003)
                                      ----------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..       (1,982,441)       (2,146,323)     (25,207,646)      (25,676,298)
                                      ----------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets...............       (2,726,295)       (1,095,085)     (62,872,912)        18,372,992
NET ASSETS:
   Beginning of year................        18,374,730        19,469,815      263,863,750       245,490,758
                                      ----------------  ----------------  ---------------   ---------------
   End of year......................  $     15,648,435  $     18,374,730  $   200,990,838   $   263,863,750
                                      ================  ================  ===============   ===============

                                         FTVIPT FRANKLIN INCOME VIP
                                                 SUBACCOUNT
                                      ---------------------------------
                                           2018              2017
                                      ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       543,510  $        456,881
   Net realized gains (losses)......          205,006           182,658
   Change in unrealized gains
     (losses) on investments........      (1,747,573)           810,184
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        (999,057)         1,449,723
                                      ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           43,791            38,767
   Net transfers (including fixed
     account).......................         (82,211)           283,708
   Contract charges.................          (3,374)           (3,810)
   Transfers for contract benefits
     and terminations...............      (2,561,484)       (2,406,815)
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (2,603,278)       (2,088,150)
                                      ---------------  ----------------
     Net increase (decrease)
        in net assets...............      (3,602,335)         (638,427)
NET ASSETS:
   Beginning of year................       19,075,858        19,714,285
                                      ---------------  ----------------
   End of year......................  $    15,473,523  $     19,075,858
                                      ===============  ================

(a) Commenced April 27, 2016 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                               FTVIPT FRANKLIN               FTVIPT FRANKLIN RISING
                                              MUTUAL SHARES VIP                   DIVIDENDS VIP
                                                 SUBACCOUNT                        SUBACCOUNT
                                      --------------------------------  ----------------------------------
                                            2018            2017              2018              2017
                                      ---------------  ---------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        96,733  $        90,388  $       (92,526)  $       (56,299)
   Net realized gains (losses)......          716,190          885,353         1,479,237         1,037,616
   Change in unrealized gains
     (losses) on investments........      (2,142,879)         (38,333)       (2,238,427)         1,443,211
                                      ---------------  ---------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............      (1,329,956)          937,408         (851,716)         2,424,528
                                      ---------------  ---------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           10,966           34,422            18,364            31,654
   Net transfers (including fixed
     account).......................          157,076          131,147         (581,735)           381,020
   Contract charges.................          (5,339)          (5,882)           (3,608)           (4,055)
   Transfers for contract benefits
     and terminations...............      (1,781,366)      (1,765,842)       (1,405,101)       (2,073,673)
                                      ---------------  ---------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (1,618,663)      (1,606,155)       (1,972,080)       (1,665,054)
                                      ---------------  ---------------  ----------------  ----------------
     Net increase (decrease)
        in net assets...............      (2,948,619)        (668,747)       (2,823,796)           759,474
NET ASSETS:
   Beginning of year................       14,138,169       14,806,916        14,883,621        14,124,147
                                      ---------------  ---------------  ----------------  ----------------
   End of year......................  $    11,189,550  $    14,138,169  $     12,059,825  $     14,883,621
                                      ===============  ===============  ================  ================

                                               FTVIPT FRANKLIN              FTVIPT TEMPLETON DEVELOPING
                                          SMALL-MID CAP GROWTH VIP                  MARKETS VIP
                                                 SUBACCOUNT                         SUBACCOUNT
                                      --------------------------------  ---------------------------------
                                            2018             2017             2018             2017
                                      ---------------  ---------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     (406,349)  $     (420,823)  $      (56,702)   $      (35,736)
   Net realized gains (losses)......        2,147,876        1,789,435           21,747         (197,414)
   Change in unrealized gains
     (losses) on investments........      (3,100,867)        2,887,297      (3,020,054)         5,762,682
                                      ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............      (1,359,340)        4,255,909      (3,055,009)         5,529,532
                                      ---------------  ---------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          131,270          170,340          604,922           661,629
   Net transfers (including fixed
     account).......................        (366,311)        (416,615)        (146,279)           380,931
   Contract charges.................          (6,102)          (6,853)          (6,978)           (7,903)
   Transfers for contract benefits
     and terminations...............      (2,742,187)      (3,236,220)      (2,114,460)       (2,165,241)
                                      ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (2,983,330)      (3,489,348)      (1,662,795)       (1,130,584)
                                      ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
        in net assets...............      (4,342,670)          766,561      (4,717,804)         4,398,948
NET ASSETS:
   Beginning of year................       24,229,242       23,462,681       19,036,999        14,638,051
                                      ---------------  ---------------  ---------------   ---------------
   End of year......................  $    19,886,572  $    24,229,242  $    14,319,195   $    19,036,999
                                      ===============  ===============  ===============   ===============


                                         FTVIPT TEMPLETON FOREIGN VIP          INVESCO V.I. COMSTOCK
                                                  SUBACCOUNT                        SUBACCOUNT
                                      ---------------------------------  ---------------------------------
                                            2018              2017            2018              2017
                                      ----------------  ---------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        456,473  $       463,827  $       (2,104)  $         18,113
   Net realized gains (losses)......           255,216          447,603          753,737           588,604
   Change in unrealized gains
     (losses) on investments........       (9,744,281)        6,818,738      (1,325,843)           115,406
                                      ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       (9,032,592)        7,730,168        (574,210)           722,123
                                      ----------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           399,215          506,699               --                --
   Net transfers (including fixed
     account).......................         2,476,863      (1,368,143)        (255,710)          (50,560)
   Contract charges.................           (9,086)         (11,066)            (420)             (534)
   Transfers for contract benefits
     and terminations...............       (6,049,646)      (6,393,937)        (466,434)       (1,070,360)
                                      ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..       (3,182,654)      (7,266,447)        (722,564)       (1,121,454)
                                      ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets...............      (12,215,246)          463,721      (1,296,774)         (399,331)
NET ASSETS:
   Beginning of year................        55,918,436       55,454,715        4,984,389         5,383,720
                                      ----------------  ---------------  ---------------  ----------------
   End of year......................  $     43,703,190  $    55,918,436  $     3,687,615  $      4,984,389
                                      ================  ===============  ===============  ================


                                       INVESCO V.I. DIVERSIFIED DIVIDEND
                                                  SUBACCOUNT
                                      ----------------------------------
                                            2018             2017
                                      ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       (3,174)   $       (8,719)
   Net realized gains (losses)......          148,583           142,643
   Change in unrealized gains
     (losses) on investments........        (225,835)          (65,659)
                                      ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         (80,426)            68,265
                                      ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........               --             2,574
   Net transfers (including fixed
     account).......................        (211,494)           (4,447)
   Contract charges.................             (42)              (74)
   Transfers for contract benefits
     and terminations...............         (79,230)         (207,491)
                                      ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..        (290,766)         (209,438)
                                      ---------------   ---------------
     Net increase (decrease)
        in net assets...............        (371,192)         (141,173)
NET ASSETS:
   Beginning of year................        1,111,690         1,252,863
                                      ---------------   ---------------
   End of year......................  $       740,498   $     1,111,690
                                      ===============   ===============

(a) Commenced April 27, 2016 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                        INVESCO V.I. EQUITY AND INCOME    INVESCO V.I. GOVERNMENT SECURITIES
                                                  SUBACCOUNT                          SUBACCOUNT
                                      ----------------------------------  ----------------------------------
                                            2018              2017              2018              2017
                                      ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        130,140  $       (96,705)  $          6,727  $          5,639
   Net realized gains (losses)......         3,522,415         2,563,249          (62,042)          (22,740)
   Change in unrealized gains
     (losses) on investments........       (8,606,299)         1,753,109          (51,641)            16,966
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       (4,953,744)         4,219,653         (106,956)             (135)
                                      ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           251,988           150,295                --                --
   Net transfers (including fixed
     account).......................            29,290         1,518,451         (135,154)           225,240
   Contract charges.................          (15,565)          (17,479)             (775)           (1,027)
   Transfers for contract benefits
     and terminations...............       (5,914,042)       (6,649,182)       (1,044,574)         (672,249)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..       (5,648,329)       (4,997,915)       (1,180,503)         (448,036)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets...............      (10,602,073)         (778,262)       (1,287,459)         (448,171)
NET ASSETS:
   Beginning of year................        49,006,572        49,784,834         6,969,659         7,417,830
                                      ----------------  ----------------  ----------------  ----------------
   End of year......................  $     38,404,499  $     49,006,572  $      5,682,200  $      6,969,659
                                      ================  ================  ================  ================

                                        INVESCO V.I. MANAGED VOLATILITY        INVESCO V.I. S&P 500 INDEX
                                                  SUBACCOUNT                           SUBACCOUNT
                                      ----------------------------------  -----------------------------------
                                            2018              2017              2018               2017
                                      ----------------  ----------------  ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        (4,680)  $        (8,786)  $        (5,909)   $       (14,193)
   Net realized gains (losses)......            19,668          (24,201)           286,486            274,196
   Change in unrealized gains
     (losses) on investments........         (179,700)           142,731         (617,581)             62,578
                                      ----------------  ----------------  ----------------   ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         (164,712)           109,744         (337,004)            322,581
                                      ----------------  ----------------  ----------------   ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........                --                --            12,200              1,589
   Net transfers (including fixed
     account).......................             5,589            97,218         1,545,035          (118,181)
   Contract charges.................             (335)             (408)             (219)              (330)
   Transfers for contract benefits
     and terminations...............         (138,667)          (52,249)         (107,888)          (278,694)
                                      ----------------  ----------------  ----------------   ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..         (133,413)            44,561         1,449,128          (395,616)
                                      ----------------  ----------------  ----------------   ----------------
     Net increase (decrease)
        in net assets...............         (298,125)           154,305         1,112,124           (73,035)
NET ASSETS:
   Beginning of year................         1,387,711         1,233,406         1,832,641          1,905,676
                                      ----------------  ----------------  ----------------   ----------------
   End of year......................  $      1,089,586  $      1,387,711  $      2,944,765   $      1,832,641
                                      ================  ================  ================   ================

                                          JANUS HENDERSON ENTERPRISE        JANUS HENDERSON GLOBAL RESEARCH
                                                  SUBACCOUNT                          SUBACCOUNT
                                      ----------------------------------  ----------------------------------
                                            2018               2017             2018              2017
                                      ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (178,905)  $      (166,716)  $          2,545  $            750
   Net realized gains (losses)......         1,774,432         1,528,103            12,001            84,097
   Change in unrealized gains
     (losses) on investments........       (1,732,020)         1,588,789          (60,782)            53,975
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         (136,493)         2,950,176          (46,236)           138,822
                                      ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           243,736           164,253            30,920             9,394
   Net transfers (including fixed
     account).......................         (160,431)          (63,864)          (13,366)           (5,236)
   Contract charges.................           (1,178)           (1,392)               (5)               (4)
   Transfers for contract benefits
     and terminations...............       (1,900,594)       (1,429,690)           (8,794)         (240,708)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..       (1,818,467)       (1,330,693)             8,755         (236,554)
                                      ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets...............       (1,954,960)         1,619,483          (37,481)          (97,732)
NET ASSETS:
   Beginning of year................        13,908,202        12,288,719           578,032           675,764
                                      ----------------  ----------------  ----------------  ----------------
   End of year......................  $     11,953,242  $     13,908,202  $        540,551  $        578,032
                                      ================  ================  ================  ================

                                           JANUS HENDERSON OVERSEAS
                                                  SUBACCOUNT
                                      ----------------------------------
                                            2018              2017
                                      ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        103,798  $         87,929
   Net realized gains (losses)......       (1,129,024)       (1,770,256)
   Change in unrealized gains
     (losses) on investments........       (3,926,288)         9,707,005
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       (4,951,514)         8,024,678
                                      ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         1,113,171         1,312,066
   Net transfers (including fixed
     account).......................         (626,226)       (1,083,731)
   Contract charges.................          (13,988)          (15,943)
   Transfers for contract benefits
     and terminations...............       (3,505,470)       (3,754,885)
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..       (3,032,513)       (3,542,493)
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets...............       (7,984,027)         4,482,185
NET ASSETS:
   Beginning of year................        33,244,470        28,762,285
                                      ----------------  ----------------
   End of year......................  $     25,260,443  $     33,244,470
                                      ================  ================

(a) Commenced April 27, 2016 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                        LMPVET CLEARBRIDGE VARIABLE       LMPVET CLEARBRIDGE VARIABLE
                                             AGGRESSIVE GROWTH                   APPRECIATION
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2018              2017             2018            2017
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $   (3,173,268)  $   (3,606,185)  $     (845,697)  $     (989,805)
   Net realized gains (losses).....       35,780,431       37,197,330       24,969,013       20,864,193
   Change in unrealized gains
     (losses) on investments.......     (60,443,753)       12,126,476     (30,758,377)       20,977,054
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............     (27,836,590)       45,717,621      (6,635,061)       40,851,442
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        1,779,322        2,238,849          641,003          784,487
   Net transfers (including fixed
     account)......................      (4,334,443)      (3,172,487)      (2,796,105)      (1,989,016)
   Contract charges................        (135,875)        (152,070)        (115,877)        (127,214)
   Transfers for contract benefits
     and terminations..............     (36,454,006)     (36,708,246)     (29,694,456)     (27,220,772)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..     (39,145,002)     (37,793,954)     (31,965,435)     (28,552,515)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............     (66,981,592)        7,923,667     (38,600,496)       12,298,927
NET ASSETS:
   Beginning of year...............      336,447,646      328,523,979      257,501,920      245,202,993
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $   269,466,054  $   336,447,646  $   218,901,424  $   257,501,920
                                     ===============  ===============  ===============  ===============

                                        LMPVET CLEARBRIDGE VARIABLE        LMPVET CLEARBRIDGE VARIABLE
                                             DIVIDEND STRATEGY                  LARGE CAP GROWTH
                                                SUBACCOUNT                         SUBACCOUNT
                                     --------------------------------  ---------------------------------
                                           2018            2017              2018             2017
                                     ---------------  ---------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (390,987)  $     (431,365)  $   (1,249,376)   $   (1,272,605)
   Net realized gains (losses).....       10,580,687        4,536,580        8,003,769         8,828,760
   Change in unrealized gains
     (losses) on investments.......     (15,624,160)       10,069,742      (7,357,704)        12,595,464
                                     ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............      (5,434,460)       14,174,957        (603,311)        20,151,619
                                     ---------------  ---------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          500,557          143,736          706,494           577,827
   Net transfers (including fixed
     account)......................        (963,277)        (777,182)      (1,102,199)         (912,985)
   Contract charges................         (26,140)         (29,479)         (22,215)          (23,620)
   Transfers for contract benefits
     and terminations..............     (11,886,510)     (10,884,356)     (11,501,915)      (10,492,057)
                                     ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..     (12,375,370)     (11,547,281)     (11,919,835)      (10,850,835)
                                     ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets...............     (17,809,830)        2,627,676     (12,523,146)         9,300,784
NET ASSETS:
   Beginning of year...............       92,746,208       90,118,532       98,400,581        89,099,797
                                     ---------------  ---------------  ---------------   ---------------
   End of year.....................  $    74,936,378  $    92,746,208  $    85,877,435   $    98,400,581
                                     ===============  ===============  ===============   ===============

                                        LMPVET CLEARBRIDGE VARIABLE       LMPVET CLEARBRIDGE VARIABLE
                                              LARGE CAP VALUE                       MID CAP
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2018              2017             2018             2017
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        42,447  $      (87,585)  $     (381,315)  $     (420,744)
   Net realized gains (losses).....       10,243,553        7,065,986        1,549,216        3,068,328
   Change in unrealized gains
     (losses) on investments.......     (20,521,882)        7,056,276      (5,276,434)          665,332
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............     (10,235,882)       14,034,677      (4,108,533)        3,312,916
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          325,689          389,897           27,743           32,539
   Net transfers (including fixed
     account)......................      (1,743,048)        (788,389)            2,159        (223,933)
   Contract charges................         (37,832)         (43,359)          (7,838)          (9,066)
   Transfers for contract benefits
     and terminations..............     (12,185,543)     (14,083,203)      (3,015,672)      (3,068,197)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..     (13,640,734)     (14,525,054)      (2,993,608)      (3,268,657)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............     (23,876,616)        (490,377)      (7,102,141)           44,259
NET ASSETS:
   Beginning of year...............      113,614,584      114,104,961       32,116,047       32,071,788
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $    89,737,968  $   113,614,584  $    25,013,906  $    32,116,047
                                     ===============  ===============  ===============  ===============

                                        LMPVET CLEARBRIDGE VARIABLE
                                             SMALL CAP GROWTH
                                                SUBACCOUNT
                                     --------------------------------
                                          2018             2017
                                     ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (790,809)  $     (713,693)
   Net realized gains (losses).....        8,852,481        3,161,030
   Change in unrealized gains
     (losses) on investments.......      (6,704,144)        6,767,882
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        1,357,528        9,215,219
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          419,406          375,382
   Net transfers (including fixed
     account)......................         (25,250)        (973,765)
   Contract charges................         (13,316)         (12,998)
   Transfers for contract benefits
     and terminations..............      (5,766,560)      (5,573,956)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (5,385,720)      (6,185,337)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............      (4,028,192)        3,029,882
NET ASSETS:
   Beginning of year...............       47,414,500       44,384,618
                                     ---------------  ---------------
   End of year.....................  $    43,386,308  $    47,414,500
                                     ===============  ===============

(a) Commenced April 27, 2016 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                           LMPVET QS VARIABLE
                                           CONSERVATIVE GROWTH             LMPVET QS VARIABLE GROWTH
                                               SUBACCOUNT                         SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2018             2017              2018            2017
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       400,927  $       364,512  $       224,451  $        81,847
   Net realized gains (losses).....        2,051,849        6,160,566        1,219,299        3,651,196
   Change in unrealized gains
     (losses) on investments.......      (4,669,710)      (1,590,209)      (3,216,412)        (332,514)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............      (2,216,934)        4,934,869      (1,772,662)        3,400,529
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           87,254          123,612           43,063           41,136
   Net transfers (including fixed
     account)......................        (716,856)        (274,074)         (87,240)         (35,295)
   Contract charges................         (20,553)         (23,804)         (17,581)         (19,021)
   Transfers for contract benefits
     and terminations..............      (4,568,958)      (5,770,737)      (2,683,104)      (2,117,197)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (5,219,113)      (5,945,003)      (2,744,862)      (2,130,377)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............      (7,436,047)      (1,010,134)      (4,517,524)        1,270,152
NET ASSETS:
   Beginning of year...............       43,196,195       44,206,329       21,581,386       20,311,234
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $    35,760,148  $    43,196,195  $    17,063,862  $    21,581,386
                                     ===============  ===============  ===============  ===============

                                            LMPVET QS VARIABLE
                                              MODERATE GROWTH           LMPVIT WESTERN ASSET CORE PLUS
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2018              2017            2018              2017
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       284,296  $       183,502  $       963,590  $     1,511,254
   Net realized gains (losses).....        1,579,728        6,229,627      (1,119,978)        (855,207)
   Change in unrealized gains
     (losses) on investments.......      (3,918,663)      (2,201,044)      (1,998,150)        1,682,695
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............      (2,054,639)        4,212,085      (2,154,538)        2,338,742
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          442,616           99,489          108,134           99,442
   Net transfers (including fixed
     account)......................         (60,655)        (543,314)          905,736        1,821,509
   Contract charges................         (21,354)         (23,775)         (14,258)         (17,275)
   Transfers for contract benefits
     and terminations..............      (3,016,958)      (4,267,053)      (7,079,147)      (7,575,067)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (2,656,351)      (4,734,653)      (6,079,535)      (5,671,391)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............      (4,710,990)        (522,568)      (8,234,073)      (3,332,649)
NET ASSETS:
   Beginning of year...............       29,571,019       30,093,587       56,825,306       60,157,955
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $    24,860,029  $    29,571,019  $    48,591,233  $    56,825,306
                                     ===============  ===============  ===============  ===============

                                       LMPVIT WESTERN ASSET VARIABLE           MORGAN STANLEY VIS
                                          GLOBAL HIGH YIELD BOND                MULTI CAP GROWTH
                                                SUBACCOUNT                         SUBACCOUNT
                                     --------------------------------  ---------------------------------
                                           2018             2017             2018             2017
                                     ---------------  ---------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       152,994  $       186,996  $      (18,571)   $      (17,745)
   Net realized gains (losses).....         (85,568)         (51,819)          301,280           114,923
   Change in unrealized gains
     (losses) on investments.......        (354,138)          225,619        (190,096)           191,890
                                     ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        (286,712)          360,796           92,613           289,068
                                     ---------------  ---------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            1,087            8,712               --                --
   Net transfers (including fixed
     account)......................        (136,552)          486,756           33,855           (8,975)
   Contract charges................            (346)            (475)             (89)              (85)
   Transfers for contract benefits
     and terminations..............        (651,721)        (787,880)        (219,041)         (115,025)
                                     ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (787,532)        (292,887)        (185,275)         (124,085)
                                     ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets...............      (1,074,244)           67,909         (92,662)           164,983
NET ASSETS:
   Beginning of year...............        5,506,595        5,438,686          843,503           678,520
                                     ---------------  ---------------  ---------------   ---------------
   End of year.....................  $     4,432,351  $     5,506,595  $       750,841   $       843,503
                                     ===============  ===============  ===============   ===============


                                         PIONEER VCT MID CAP VALUE
                                                SUBACCOUNT
                                     --------------------------------
                                          2018              2017
                                     ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (215,679)  $     (219,781)
   Net realized gains (losses).....        1,331,935        1,602,770
   Change in unrealized gains
     (losses) on investments.......      (4,495,008)          578,236
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............      (3,378,752)        1,961,225
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           27,526           90,994
   Net transfers (including fixed
     account)......................           57,610          188,055
   Contract charges................          (5,912)          (6,866)
   Transfers for contract benefits
     and terminations..............      (3,301,851)      (2,605,860)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (3,222,627)      (2,333,677)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............      (6,601,379)        (372,452)
NET ASSETS:
   Beginning of year...............       19,106,036       19,478,488
                                     ---------------  ---------------
   End of year.....................  $    12,504,657  $    19,106,036
                                     ===============  ===============

(a) Commenced April 27, 2016 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                                                           TAP 1919 VARIABLE SOCIALLY
                                       PIONEER VCT REAL ESTATE SHARES          RESPONSIVE BALANCED
                                                 SUBACCOUNT                        SUBACCOUNT
                                      --------------------------------  ---------------------------------
                                           2018              2017             2018             2017
                                      ---------------  ---------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        27,517  $        21,425  $     (106,466)  $       (86,027)
   Net realized gains (losses)......          311,079          194,078        3,255,991         2,903,284
   Change in unrealized gains
     (losses) on investments........        (884,649)        (136,373)      (3,761,011)         2,105,323
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        (546,053)           79,130        (611,486)         4,922,580
                                      ---------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........           16,484           36,411          331,151           388,972
   Net transfers (including fixed
     account).......................          (3,849)        (176,000)        (106,373)         (474,934)
   Contract charges.................          (2,350)          (2,902)         (22,368)          (23,990)
   Transfers for contract benefits
     and terminations...............        (713,764)      (1,133,149)      (3,575,483)       (3,799,306)
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..        (703,479)      (1,275,640)      (3,373,073)       (3,909,258)
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets...............      (1,249,532)      (1,196,510)      (3,984,559)         1,013,322
NET ASSETS:
   Beginning of year................        6,348,577        7,545,087       35,135,405        34,122,083
                                      ---------------  ---------------  ---------------  ----------------
   End of year......................  $     5,099,045  $     6,348,577  $    31,150,846  $     35,135,405
                                      ===============  ===============  ===============  ================


                                                 VIF GROWTH
                                                 SUBACCOUNT
                                      ----------------------------------
                                            2018              2017
                                      ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (139,705)  $      (118,447)
   Net realized gains (losses)......         1,808,007           902,083
   Change in unrealized gains
     (losses) on investments........       (1,222,634)         1,430,835
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           445,668         2,214,471
                                      ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........                --                --
   Net transfers (including fixed
     account).......................            13,569          (29,750)
   Contract charges.................             (602)             (667)
   Transfers for contract benefits
     and terminations...............         (537,129)         (726,350)
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..         (524,162)         (756,767)
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets...............          (78,494)         1,457,704
NET ASSETS:
   Beginning of year................         7,108,200         5,650,496
                                      ----------------  ----------------
   End of year......................  $      7,029,706  $      7,108,200
                                      ================  ================

(a) Commenced April 27, 2016 and began transactions in 2018.


 The accompanying notes are an integral part of these financial statements.

   BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                NOTES TO THE FINANCIAL STATEMENTS



1.  ORGANIZATION


Brighthouse Separate Account Eleven for Variable Annuities (the "Separate Account"), a separate account of Brighthouse Life Insurance Company (the "Company"), was established by the Board of Directors of MetLife Insurance Company of Connecticut ("MICC") on November 14, 2002 to support MICC's operations with respect to certain variable annuity contracts (the "Contracts"). The Company is an indirect wholly-owned subsidiary of Brighthouse Financial, Inc. (together with its subsidiaries and affiliates, "Brighthouse"). Brighthouse is a holding company, which following the completion of a separation transaction from MetLife, Inc. on August 4, 2017, owns the legal entities that historically operated a substantial portion of MetLife, Inc.'s former Retail segment, as well as certain portions of MetLife, Inc.'s former Corporate Benefit Funding segment. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and is subject to the rules and regulations of the U.S. Securities and Exchange Commission, as well as the Delaware Department of Insurance.

The Separate Account is divided into Subaccounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Subaccount invests in shares of the corresponding fund, portfolio or series (with the same name) of the registered investment management companies (the "Trusts"), which are presented below:

AB Variable Products Series Fund, Inc. ("AB VPS")            Janus Aspen Series ("Janus Aspen")
AIM Variable Insurance Funds (Invesco Variable               Legg Mason Partners Variable Equity Trust
   Insurance Funds) ("Invesco V.I.")                           ("LMPVET")
American Funds Insurance Series(R) ("American                Legg Mason Partners Variable Income Trust
   Funds(R)")                                                  ("LMPVIT")
Brighthouse Funds Trust I ("BHFTI")*                         Morgan Stanley Variable Insurance Fund, Inc. ("VIF")
Brighthouse Funds Trust II ("BHFTII")*                       Morgan Stanley Variable Investment Series ("Morgan
Delaware VIP Trust ("Delaware VIP")                            Stanley VIS")
Deutsche DWS Variable Series II ("DWS")                      Pioneer Variable Contracts Trust ("Pioneer VCT")
Fidelity(R) Variable Insurance Products ("Fidelity(R) VIP")  The Alger Portfolios ("Alger")
Franklin Templeton Variable Insurance Products Trust         The Dreyfus Sustainable U.S. Equity Portfolio, Inc.
   ("FTVIPT")                                                Trust for Advised Portfolios ("TAP")

* See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Subaccounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.


2.  LIST OF SUBACCOUNTS


A. Purchase payments, less any applicable charges applied to the Separate Account, are invested in one or more Subaccounts in accordance with the selection made by the contract owner. The following Subaccounts had net assets as of December 31, 2018:

AB VPS Global Thematic Growth Subaccount                BHFTI American Funds(R) Growth Allocation
Alger Capital Appreciation Subaccount                     Subaccount
American Funds(R) Bond Subaccount                       BHFTI American Funds(R) Moderate Allocation
American Funds(R) Global Growth Subaccount                Subaccount
American Funds(R) Global Small Capitalization           BHFTI BlackRock High Yield Subaccount (a)
   Subaccount                                           BHFTI Brighthouse Asset Allocation 100 Subaccount
American Funds(R) Growth Subaccount                     BHFTI Brighthouse Small Cap Value Subaccount (a)
American Funds(R) Growth-Income Subaccount              BHFTI Brighthouse/Aberdeen Emerging Markets
BHFTI American Funds(R) Balanced Allocation               Equity Subaccount (a)
   Subaccount

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2. LIST OF SUBACCOUNTS -- (CONTINUED)


BHFTI Brighthouse/Eaton Vance Floating Rate               BHFTII Neuberger Berman Genesis Subaccount (a)
   Subaccount                                             BHFTII T. Rowe Price Large Cap Growth Subaccount (a)
BHFTI Brighthouse/Wellington Large Cap Research           BHFTII T. Rowe Price Small Cap Growth Subaccount
   Subaccount                                             BHFTII Western Asset Management Strategic Bond
BHFTI Clarion Global Real Estate Subaccount (a)             Opportunities Subaccount (a)
BHFTI ClearBridge Aggressive Growth Subaccount (a)        BHFTII Western Asset Management U.S. Government
BHFTI Harris Oakmark International Subaccount               Subaccount
BHFTI Invesco Comstock Subaccount (a)                     Delaware VIP Small Cap Value Subaccount
BHFTI Invesco Small Cap Growth Subaccount (a)             Dreyfus Sustainable U.S. Equity Subaccount
BHFTI JPMorgan Small Cap Value Subaccount                 DWS Government & Agency Securities VIP
BHFTI Loomis Sayles Global Markets Subaccount               Subaccount
BHFTI MetLife Multi-Index Targeted Risk Subaccount        DWS Small Mid Cap Value VIP Subaccount
BHFTI MFS(R) Research International Subaccount            Fidelity(R) VIP Contrafund Subaccount (a)
BHFTI Morgan Stanley Mid Cap Growth Subaccount (a)        Fidelity(R) VIP Dynamic Capital Appreciation Subaccount
BHFTI Oppenheimer Global Equity Subaccount (a)            Fidelity(R) VIP Equity-Income Subaccount (a)
BHFTI PIMCO Inflation Protected Bond Subaccount (a)       Fidelity(R) VIP Freedom 2020 Subaccount
BHFTI PIMCO Total Return Subaccount                       Fidelity(R) VIP Freedom 2025 Subaccount
BHFTI Schroders Global Multi-Asset Subaccount             Fidelity(R) VIP Freedom 2030 Subaccount
BHFTI SSGA Growth and Income ETF Subaccount               Fidelity(R) VIP Freedom 2040 Subaccount
BHFTI SSGA Growth ETF Subaccount                          Fidelity(R) VIP Freedom 2050 Subaccount
BHFTI T. Rowe Price Large Cap Value Subaccount (a)        Fidelity(R) VIP FundsManager 60% Subaccount
BHFTI T. Rowe Price Mid Cap Growth Subaccount             Fidelity(R) VIP High Income Subaccount
BHFTI Victory Sycamore Mid Cap Value Subaccount (a)       Fidelity(R) VIP Mid Cap Subaccount
BHFTII BlackRock Bond Income Subaccount (a)               FTVIPT Franklin Income VIP Subaccount
BHFTII BlackRock Capital Appreciation Subaccount (a)      FTVIPT Franklin Mutual Shares VIP Subaccount
BHFTII BlackRock Ultra-Short Term Bond                    FTVIPT Franklin Rising Dividends VIP Subaccount
   Subaccount (a)                                         FTVIPT Franklin Small-Mid Cap Growth VIP
BHFTII Brighthouse Asset Allocation 20 Subaccount           Subaccount
BHFTII Brighthouse Asset Allocation 40 Subaccount         FTVIPT Templeton Developing Markets VIP
BHFTII Brighthouse Asset Allocation 60 Subaccount           Subaccount
BHFTII Brighthouse Asset Allocation 80 Subaccount         FTVIPT Templeton Foreign VIP Subaccount
BHFTII Brighthouse/Artisan Mid Cap Value Subaccount       Invesco V.I. Comstock Subaccount
BHFTII Brighthouse/Dimensional International Small        Invesco V.I. Diversified Dividend Subaccount
   Company Subaccount                                     Invesco V.I. Equity and Income Subaccount
BHFTII Brighthouse/Wellington Balanced                    Invesco V.I. Government Securities Subaccount (a)
   Subaccount (a)                                         Invesco V.I. Managed Volatility Subaccount
BHFTII Brighthouse/Wellington Core Equity                 Invesco V.I. S&P 500 Index Subaccount
   Opportunities Subaccount (a)                           Janus Henderson Enterprise Subaccount
BHFTII Frontier Mid Cap Growth Subaccount (a)             Janus Henderson Global Research Subaccount
BHFTII Jennison Growth Subaccount (a)                     Janus Henderson Overseas Subaccount
BHFTII Loomis Sayles Small Cap Core Subaccount            LMPVET ClearBridge Variable Aggressive Growth
BHFTII MetLife Aggregate Bond Index Subaccount              Subaccount (a)
BHFTII MetLife Mid Cap Stock Index Subaccount (a)         LMPVET ClearBridge Variable Appreciation
BHFTII MetLife MSCI EAFE(R) Index Subaccount                Subaccount
BHFTII MetLife Russell 2000(R) Index Subaccount           LMPVET ClearBridge Variable Dividend Strategy
BHFTII MetLife Stock Index Subaccount (a)                   Subaccount (a)
BHFTII MFS(R) Total Return Subaccount (a)                 LMPVET ClearBridge Variable Large Cap Growth
BHFTII MFS(R) Value Subaccount (a)                          Subaccount

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2.  LIST OF SUBACCOUNTS -- (CONCLUDED)


LMPVET ClearBridge Variable Large Cap Value           LMPVIT Western Asset Core Plus Subaccount
   Subaccount                                         LMPVIT Western Asset Variable Global High Yield
LMPVET ClearBridge Variable Mid Cap Subaccount          Bond Subaccount
LMPVET ClearBridge Variable Small Cap Growth          Morgan Stanley VIS Multi Cap Growth Subaccount
   Subaccount                                         Pioneer VCT Mid Cap Value Subaccount
LMPVET QS Variable Conservative Growth                Pioneer VCT Real Estate Shares Subaccount
   Subaccount                                         TAP 1919 Variable Socially Responsive Balanced
LMPVET QS Variable Growth Subaccount                    Subaccount
LMPVET QS Variable Moderate Growth Subaccount         VIF Growth Subaccount

(a) This Subaccount invests in two or more share classes within the underlying fund, portfolio or series of the Trusts.

B. The following Subaccount had no net assets as of December 31, 2018:

Fidelity(R) VIP Government Money Market Subaccount


3.  PORTFOLIO CHANGES


The following Subaccounts ceased operations during the year ended December 31, 2018:

BHFTI Schroders Global Multi-Asset II Subaccount
BHFTII MFS(R) Value II Subaccount

The operations of the Subaccounts were affected by the following changes that occurred during the year ended December 31, 2018:

NAME CHANGES:

Former Name                                           New Name

Deutsche II Government & Agency Securities            DWS Government & Agency Securities VIP
Deutsche II Small Mid Cap Value                       DWS Small Mid Cap Value VIP

TRUST NAME CHANGES:

Former Name                                                New Name

Deutsche Variable Series II                                Deutsche DWS Variable Series II

MERGERS:

Former Portfolio                                        New Portfolio

BHFTI Schroders Global Multi-Asset II Portfolio         BHFTI Schroders Global Multi-Asset Portfolio
BHFTII MFS(R) Value II Portfolio                        BHFTII MFS(R) Value Portfolio

4.  SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board ACCOUNTING STANDARDS CODIFICATION TOPIC 946, INVESTMENT COMPANIES.

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)


SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
A Subaccount's investment in shares of a portfolio, fund or series of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Subaccounts. The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Each Subaccount invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day.

FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.0 and 5.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus of the Contracts, and are reported as contract transactions on the statements of changes in net assets of the applicable Subaccounts.

NET TRANSFERS
Assets transferred by the contract owner into or out of Subaccounts within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Subaccounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS


The following annual Separate Account charges paid to the Company are asset-based charges and assessed through a daily reduction in unit values, and are recorded as expenses in the accompanying statements of operations of the applicable Subaccounts:

      Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

      Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

      Enhanced Stepped-Up Provision -- For an additional charge, the total death benefit payable may be increased based on the earnings in the Contracts.

      Guaranteed Minimum Withdrawal Benefit -- For an additional charge, the Company will guarantee the periodic return on the investment.

      Guaranteed Minimum Withdrawal Benefit for Life -- For an additional charge, the Company will guarantee payments for life after certain conditions are met.

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      Variable Annuitization Floor Benefit -- For an additional charge, the Company will guarantee a minimum variable annuity payment regardless of the performance of the variable funding options selected.

      Principal Protection -- For an additional charge, the Company will guarantee the principal (sum of purchase payments adjusted proportionally for any withdrawals).

      Preservation and Growth -- For an additional charge, the Company will guarantee at a future date your Account Value will not be less than your Purchase Payment.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2018:

     -------------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                                    0.70% - 1.90%
     -------------------------------------------------------------------------------------------------------------------------------
      Administrative                                                                                                0.10% - 0.15%
     -------------------------------------------------------------------------------------------------------------------------------
      Enhanced Stepped-Up Provision                                                                                 0.15% - 0.25%
     -------------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Withdrawal Benefit                                                                         0.25% - 1.00%
     -------------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Withdrawal Benefit for Life                                                                0.65% - 1.50%
     -------------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                       0.40% - 0.50%
     -------------------------------------------------------------------------------------------------------------------------------
      Variable Annuitization Floor Benefit                                                                          0.00% - 3.00%
     -------------------------------------------------------------------------------------------------------------------------------
      Principal Protection                                                                                          1.25% - 2.50%
     -------------------------------------------------------------------------------------------------------------------------------
      Preservation and Growth                                                                                       1.15% - 1.80%
     -------------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract. Additionally, there may be certain Subaccounts that have expense rates which fall outside of the range above due to expense waivers or additional charges being applied.

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5. EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)


Depending on the product and contract, a contract administrative charge may be assessed on a semi-annual or annual basis ranging from $15 to $50 for Contracts with account values of less than $40,000 to $100,000. For certain Contracts, a contract administrative charge is imposed regardless of contract values. In addition, most Contracts impose a surrender charge which ranges from 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. These charges are paid to the Company, assessed through the redemption of units, and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable
Subaccounts.

BHFTI and BHFTII currently offer shares of their portfolios only to separate accounts established by the Company and other affiliated life insurance companies, and are managed by Brighthouse Investment Advisers, LLC ("Brighthouse Advisers"), an affiliate of the Company. Brighthouse Advisers is also the investment adviser to the portfolios of BHFTI and BHFTII.

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS


                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2018               DECEMBER 31, 2018
                                                                  -------------------------------    ------------------------------
                                                                                                         COST OF        PROCEEDS
                                                                      SHARES          COST ($)        PURCHASES ($)  FROM SALES ($)
                                                                  -------------    --------------    --------------  --------------
     AB VPS Global Thematic Growth Subaccount...................         12,326           199,682           10,151           91,470
     Alger Capital Appreciation Subaccount......................         35,630         2,189,631          537,807          438,433
     American Funds(R) Bond Subaccount..........................        347,186         3,726,515          583,675          795,830
     American Funds(R) Global Growth Subaccount.................      3,291,637        73,674,591       10,040,623       15,725,526
     American Funds(R) Global Small Capitalization Subaccount...         69,961         1,413,645          202,173          322,166
     American Funds(R) Growth Subaccount........................      3,063,586       188,743,837       29,390,837       43,002,859
     American Funds(R) Growth-Income Subaccount.................      3,766,591       151,000,339       18,837,147       33,520,914
     BHFTI American Funds(R) Balanced Allocation Subaccount.....        480,431         4,777,674        1,789,654        2,004,458
     BHFTI American Funds(R) Growth Allocation Subaccount.......        435,461         4,187,026          660,455          239,460
     BHFTI American Funds(R) Moderate Allocation Subaccount.....        308,624         3,064,810          472,012          130,305
     BHFTI BlackRock High Yield Subaccount......................      9,023,959        71,830,165        8,686,172       14,575,217
     BHFTI Brighthouse Asset Allocation 100 Subaccount..........      4,716,101        52,672,113        5,010,394        8,682,031
     BHFTI Brighthouse Small Cap Value Subaccount...............      5,928,619        91,720,035        7,786,602       14,660,106
     BHFTI Brighthouse/Aberdeen Emerging Markets Equity
       Subaccount...............................................      3,430,978        34,262,108        4,430,768        6,979,506
     BHFTI Brighthouse/Eaton Vance Floating Rate Subaccount.....        380,005         3,927,629        1,390,977          382,551
     BHFTI Brighthouse/Wellington Large Cap Research
       Subaccount...............................................      2,528,727        29,591,334        5,475,398        5,238,654
     BHFTI Clarion Global Real Estate Subaccount................      4,316,701        53,061,934        5,189,422        9,242,274
     BHFTI ClearBridge Aggressive Growth Subaccount.............     25,520,240       368,188,478       30,820,698       63,670,987
     BHFTI Harris Oakmark International Subaccount..............      3,525,317        52,583,472        8,274,146       12,524,142
     BHFTI Invesco Comstock Subaccount..........................     10,532,505       118,233,592       15,321,322       26,291,478
     BHFTI Invesco Small Cap Growth Subaccount..................        961,991        14,360,020        3,233,171        3,000,750
     BHFTI JPMorgan Small Cap Value Subaccount..................        585,529         9,110,776        1,332,590        2,359,844
     BHFTI Loomis Sayles Global Markets Subaccount..............      7,350,019        88,715,899       11,500,983       15,712,434
     BHFTI MetLife Multi-Index Targeted Risk Subaccount.........          8,957           109,099           29,686            9,614
     BHFTI MFS(R) Research International Subaccount.............      4,286,008        48,265,810        2,276,775        7,176,426
     BHFTI Morgan Stanley Mid Cap Growth Subaccount.............        478,902         6,800,060        3,041,101        3,077,445
     BHFTI Oppenheimer Global Equity Subaccount.................     13,148,238       229,605,448       39,888,432       42,504,898
     BHFTI PIMCO Inflation Protected Bond Subaccount............      4,227,825        44,677,212        4,052,807        6,287,342
     BHFTI PIMCO Total Return Subaccount........................     12,886,968       145,109,368        9,028,927       25,568,095
     BHFTI Schroders Global Multi-Asset Subaccount (a)..........          4,208            51,837           52,249              404
     BHFTI SSGA Growth and Income ETF Subaccount................      8,519,257        92,014,780        7,442,311       11,861,709
     BHFTI SSGA Growth ETF Subaccount...........................     11,463,143       123,795,745       11,888,003       13,888,795
     BHFTI T. Rowe Price Large Cap Value Subaccount.............     10,534,051       328,978,715       47,471,818       54,130,241
     BHFTI T. Rowe Price Mid Cap Growth Subaccount..............        137,289         1,357,227          251,467          233,140
     BHFTI Victory Sycamore Mid Cap Value Subaccount............      1,927,979        35,109,646        7,632,551        5,950,072
     BHFTII BlackRock Bond Income Subaccount....................      1,028,185       107,981,526        7,693,809       19,517,315
     BHFTII BlackRock Capital Appreciation Subaccount...........      4,456,445       119,800,129       31,636,322       30,379,715
     BHFTII BlackRock Ultra-Short Term Bond Subaccount..........      1,665,523       167,042,616       46,261,158       59,642,702
     BHFTII Brighthouse Asset Allocation 20 Subaccount..........      1,458,493        16,129,624        1,869,597        4,078,360
     BHFTII Brighthouse Asset Allocation 40 Subaccount..........      4,893,125        55,948,494        5,221,277       10,869,164
     BHFTII Brighthouse Asset Allocation 60 Subaccount..........     34,024,317       404,211,373       31,799,556       54,125,963
     BHFTII Brighthouse Asset Allocation 80 Subaccount..........     42,798,333       550,765,179       50,670,791       66,073,307
     BHFTII Brighthouse/Artisan Mid Cap Value Subaccount........          6,465         1,230,356          106,147          313,764
     BHFTII Brighthouse/Dimensional International Small Company
       Subaccount...............................................         63,038           861,513          257,938          122,990
     BHFTII Brighthouse/Wellington Balanced Subaccount..........     11,618,016       191,384,442       23,134,642       26,075,267
     BHFTII Brighthouse/Wellington Core Equity Opportunities
       Subaccount...............................................      3,437,627       104,896,292        9,627,057       20,513,971
     BHFTII Frontier Mid Cap Growth Subaccount..................      2,047,505        58,965,354        9,564,992       10,185,462
     BHFTII Jennison Growth Subaccount..........................     25,120,288       336,577,557       68,223,547       52,438,126

(a)  Commenced April 27, 2016 and began transactions in 2018.

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONTINUED)


                                                                                                          FOR THE YEAR ENDED
                                                                       AS OF DECEMBER 31, 2018             DECEMBER 31, 2018
                                                                   ------------------------------   -------------------------------
                                                                                                        COST OF         PROCEEDS
                                                                      SHARES           COST ($)      PURCHASES ($)   FROM SALES ($)
                                                                   -------------    -------------   --------------   --------------
     BHFTII Loomis Sayles Small Cap Core Subaccount..............          6,374        1,619,084         500,324           224,293
     BHFTII MetLife Aggregate Bond Index Subaccount..............      4,921,963       53,434,284       3,403,130         7,197,936
     BHFTII MetLife Mid Cap Stock Index Subaccount...............        943,544       15,759,509       3,107,866         3,305,005
     BHFTII MetLife MSCI EAFE(R) Index Subaccount................      3,426,076       51,971,653       2,483,382         5,066,442
     BHFTII MetLife Russell 2000(R) Index Subaccount.............      4,963,122       78,060,731      10,126,911        13,181,765
     BHFTII MetLife Stock Index Subaccount.......................     16,020,245      592,380,454      69,231,708       101,556,451
     BHFTII MFS(R) Total Return Subaccount.......................      1,827,822      268,447,461      30,605,434        46,946,304
     BHFTII MFS(R) Value Subaccount..............................      7,624,888      112,721,275      19,514,441        21,097,977
     BHFTII Neuberger Berman Genesis Subaccount..................      2,681,915       43,387,604       9,374,913         9,049,906
     BHFTII T. Rowe Price Large Cap Growth Subaccount............      2,757,722       55,954,841      16,552,599        12,121,479
     BHFTII T. Rowe Price Small Cap Growth Subaccount............      5,038,129       87,268,648      14,332,679        16,458,742
     BHFTII Western Asset Management Strategic Bond
       Opportunities Subaccount..................................     10,553,918      137,143,678      13,916,748        28,179,813
     BHFTII Western Asset Management U.S. Government
       Subaccount................................................      5,317,528       63,188,535       5,369,368        11,821,897
     Delaware VIP Small Cap Value Subaccount.....................        251,864        7,945,784         990,766         1,612,504
     Dreyfus Sustainable U.S. Equity Subaccount..................         17,474          546,476         150,408            38,044
     DWS Government & Agency Securities VIP Subaccount...........        138,163        1,667,398          95,431           282,309
     DWS Small Mid Cap Value VIP Subaccount......................        262,646        3,918,529         815,394           376,657
     Fidelity(R) VIP Contrafund Subaccount.......................      5,531,199      157,708,368      22,467,603        30,325,620
     Fidelity(R) VIP Dynamic Capital Appreciation Subaccount.....        131,796        1,388,808         295,756           331,196
     Fidelity(R) VIP Equity-Income Subaccount....................      9,476,791      199,103,485      15,592,497        24,798,144
     Fidelity(R) VIP Freedom 2020 Subaccount.....................         29,359          393,267         138,873            57,889
     Fidelity(R) VIP Freedom 2025 Subaccount.....................         71,930        1,017,913         768,612            65,596
     Fidelity(R) VIP Freedom 2030 Subaccount.....................         43,655          601,248         185,434            89,643
     Fidelity(R) VIP Freedom 2040 Subaccount.....................          8,341          165,756          90,815            36,633
     Fidelity(R) VIP Freedom 2050 Subaccount.....................         22,128          413,562         334,844            27,835
     Fidelity(R) VIP FundsManager 60% Subaccount.................     55,800,796      633,879,716      81,812,051        42,030,104
     Fidelity(R) VIP High Income Subaccount......................      3,148,579       18,476,525       1,363,176         2,632,283
     Fidelity(R) VIP Mid Cap Subaccount..........................      6,878,537      208,110,987      27,228,280        32,349,582
     FTVIPT Franklin Income VIP Subaccount.......................      1,049,765       15,667,241       1,635,975         3,695,754
     FTVIPT Franklin Mutual Shares VIP Subaccount................        643,078       11,421,092         898,428         1,932,136
     FTVIPT Franklin Rising Dividends VIP Subaccount.............        481,628       10,852,634       1,842,518         3,047,550
     FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount.........      1,306,609       24,928,247       2,904,902         3,903,618
     FTVIPT Templeton Developing Markets VIP Subaccount..........      1,676,721       16,113,444       2,053,965         3,773,449
     FTVIPT Templeton Foreign VIP Subaccount.....................      3,430,392       48,461,097       4,415,613         7,141,827
     Invesco V.I. Comstock Subaccount............................        228,760        3,369,928         744,741         1,039,407
     Invesco V.I. Diversified Dividend Subaccount................         31,457          559,981          53,538           319,150
     Invesco V.I. Equity and Income Subaccount...................      2,394,295       34,659,870       3,325,680         6,878,596
     Invesco V.I. Government Securities Subaccount...............        510,277        5,942,491         171,067         1,344,843
     Invesco V.I. Managed Volatility Subaccount..................         98,695        1,389,324         125,063           218,413
     Invesco V.I. S&P 500 Index Subaccount.......................        183,703        3,085,114       1,869,388           177,778
     Janus Henderson Enterprise Subaccount.......................        189,764        8,894,340       2,069,183         3,377,747
     Janus Henderson Global Research Subaccount..................         11,712          373,268          44,878            33,579
     Janus Henderson Overseas Subaccount.........................        985,197       37,443,454       1,192,658         4,121,374
     LMPVET ClearBridge Variable Aggressive Growth Subaccount....     11,674,894      218,073,560      23,839,098        46,293,528
     LMPVET ClearBridge Variable Appreciation Subaccount.........      5,630,181      150,145,994      14,538,455        37,156,689
     LMPVET ClearBridge Variable Dividend Strategy Subaccount....      4,279,929       57,102,209       8,074,223        15,864,741
     LMPVET ClearBridge Variable Large Cap Growth Subaccount.....      3,600,732       66,983,834       6,753,544        17,250,510
     LMPVET ClearBridge Variable Large Cap Value Subaccount......      5,021,711       84,930,093       9,773,659        16,896,682

(a)  Commenced April 27, 2016 and began transactions in 2018.

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)


                                                                                                           FOR THE YEAR ENDED
                                                                       AS OF DECEMBER 31, 2018              DECEMBER 31, 2018
                                                                  -------------------------------    -------------------------------
                                                                                                         COST OF         PROCEEDS
                                                                      SHARES          COST ($)        PURCHASES ($)   FROM SALES ($)
                                                                  -------------     -------------    --------------   --------------
     LMPVET ClearBridge Variable Mid Cap Subaccount.............      1,449,242        21,351,733          920,144        3,773,608
     LMPVET ClearBridge Variable Small Cap Growth Subaccount....      1,816,848        34,203,450        8,313,915        9,381,049
     LMPVET QS Variable Conservative Growth Subaccount..........      2,702,959        33,225,842        2,409,286        6,145,931
     LMPVET QS Variable Growth Subaccount.......................      1,398,677        19,048,343        1,623,256        3,045,013
     LMPVET QS Variable Moderate Growth Subaccount..............      2,044,410        24,767,754        2,233,298        3,468,402
     LMPVIT Western Asset Core Plus Subaccount..................      8,948,663        56,697,750        3,279,540        8,395,478
     LMPVIT Western Asset Variable Global High Yield Bond
       Subaccount...............................................        667,523         5,177,730          334,609          969,146
     Morgan Stanley VIS Multi Cap Growth Subaccount.............         17,038           718,078          281,793          278,288
     Pioneer VCT Mid Cap Value Subaccount.......................        814,636        16,028,451        2,463,259        4,561,658
     Pioneer VCT Real Estate Shares Subaccount..................        405,330         7,112,414          860,927          960,209
     TAP 1919 Variable Socially Responsive Balanced Subaccount..      1,243,051        31,309,266        3,610,619        4,359,256
     VIF Growth Subaccount......................................        245,622         5,803,493        1,848,459        1,045,547

(a)  Commenced April 27, 2016 and began transactions in 2018.

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017:



                                 AB VPS GLOBAL THEMATIC GROWTH    ALGER CAPITAL APPRECIATION       AMERICAN FUNDS(R) BOND
                                          SUBACCOUNT                      SUBACCOUNT                     SUBACCOUNT
                                 -----------------------------  -----------------------------  ------------------------------
                                     2018             2017          2018             2017           2018            2017
                                 -------------   -------------  -------------   -------------  -------------   --------------

Units beginning of year........        336,154         402,397        670,173         790,345      2,212,494        2,795,414
Units issued and transferred
   from other funding options..          8,965           3,194         30,517          29,249        314,510          264,126
Units redeemed and transferred
   to other funding options....       (66,264)        (69,437)       (97,439)       (149,421)      (458,190)        (847,046)
                                 -------------   -------------  -------------   -------------  -------------   --------------
Units end of year..............        278,855         336,154        603,251         670,173      2,068,814        2,212,494
                                 =============   =============  =============   =============  =============   ==============


                                                                     AMERICAN FUNDS(R) GLOBAL
                                 AMERICAN FUNDS(R) GLOBAL GROWTH       SMALL CAPITALIZATION          AMERICAN FUNDS(R) GROWTH
                                           SUBACCOUNT                       SUBACCOUNT                      SUBACCOUNT
                                 -------------------------------  ------------------------------  ------------------------------
                                     2018             2017             2018            2017            2018            2017
                                 -------------   -------------    -------------   --------------  --------------  --------------

Units beginning of year........     31,944,766      37,013,497          427,393          495,691      78,146,962      89,755,181
Units issued and transferred
   from other funding options..      1,348,023         916,610           30,831           12,952       2,081,439       2,014,455
Units redeemed and transferred
   to other funding options....    (4,855,871)     (5,985,341)         (70,912)         (81,250)    (12,235,509)    (13,622,674)
                                 -------------   -------------    -------------   --------------  --------------  --------------
Units end of year..............     28,436,918      31,944,766          387,312          427,393      67,992,892      78,146,962
                                 =============   =============    =============   ==============  ==============  ==============

                                                                      BHFTI AMERICAN FUNDS(R)         BHFTI AMERICAN FUNDS(R)
                                 AMERICAN FUNDS(R) GROWTH-INCOME        BALANCED ALLOCATION              GROWTH ALLOCATION
                                           SUBACCOUNT                       SUBACCOUNT                      SUBACCOUNT
                                 -------------------------------  ------------------------------  ------------------------------
                                      2018            2017             2018            2017            2018            2017
                                 --------------  --------------   --------------  --------------  --------------   -------------

Units beginning of year........      71,936,274      83,026,144        3,197,904       3,745,363       2,313,625       2,607,699
Units issued and transferred
   from other funding options..       1,993,396       1,657,087          909,903         470,339         306,368         574,637
Units redeemed and transferred
   to other funding options....    (11,278,343)    (12,746,957)      (1,257,028)     (1,017,798)       (212,907)       (868,711)
                                 --------------  --------------   --------------  --------------  --------------   -------------
Units end of year..............      62,651,327      71,936,274        2,850,779       3,197,904       2,407,086       2,313,625
                                 ==============  ==============   ==============  ==============  ==============   =============


                                     BHFTI AMERICAN FUNDS(R)                                          BHFTI BRIGHTHOUSE
                                       MODERATE ALLOCATION        BHFTI BLACKROCK HIGH YIELD        ASSET ALLOCATION 100
                                           SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                                 -----------------------------  -----------------------------  -----------------------------
                                     2018             2017           2018            2017           2018            2017
                                 -------------   -------------  -------------   -------------  -------------   -------------

Units beginning of year........      1,823,610       2,077,029     22,585,394      26,278,741     36,940,221      39,362,500
Units issued and transferred
   from other funding options..        222,429         460,509      3,301,065       2,161,814      2,333,882       2,057,998
Units redeemed and transferred
   to other funding options....      (104,857)       (713,928)    (5,956,842)     (5,855,161)    (5,576,576)     (4,480,277)
                                 -------------   -------------  -------------   -------------  -------------   -------------
Units end of year..............      1,941,182       1,823,610     19,929,617      22,585,394     33,697,527      36,940,221
                                 =============   =============  =============   =============  =============   =============

                                        BHFTI BRIGHTHOUSE          BHFTI BRIGHTHOUSE/ABERDEEN     BHFTI BRIGHTHOUSE/EATON VANCE
                                         SMALL CAP VALUE             EMERGING MARKETS EQUITY              FLOATING RATE
                                           SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                 ------------------------------  ------------------------------  ------------------------------
                                      2018            2017            2018            2017            2018            2017
                                 --------------   -------------  --------------   -------------  --------------   -------------

Units beginning of year........      41,057,702      47,810,812      15,605,098      17,633,912       2,510,585       2,433,483
Units issued and transferred
   from other funding options..       1,433,665       1,435,924       1,770,442       1,146,692       1,124,661         277,365
Units redeemed and transferred
   to other funding options....     (5,858,190)     (8,189,034)     (2,967,166)     (3,175,506)       (302,014)       (200,263)
                                 --------------   -------------  --------------   -------------  --------------   -------------
Units end of year..............      36,633,177      41,057,702      14,408,374      15,605,098       3,333,232       2,510,585
                                 ==============   =============  ==============   =============  ==============   =============


                                  BHFTI BRIGHTHOUSE/WELLINGTON            BHFTI CLARION           BHFTI CLEARBRIDGE AGGRESSIVE
                                       LARGE CAP RESEARCH              GLOBAL REAL ESTATE                    GROWTH
                                           SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                 ------------------------------  ------------------------------  ------------------------------
                                      2018            2017            2018            2017            2018            2017
                                 -------------   --------------  -------------   --------------  --------------  --------------

Units beginning of year........     18,495,088       20,534,091     41,045,404       45,463,358      57,292,688      64,680,298
Units issued and transferred
   from other funding options..        378,817          368,233      4,916,044        3,262,198       3,297,520       2,774,390
Units redeemed and transferred
   to other funding options....    (2,143,779)      (2,407,236)    (9,786,186)      (7,680,152)     (9,435,446)    (10,162,000)
                                 -------------   --------------  -------------   --------------  --------------  --------------
Units end of year..............     16,730,126       18,495,088     36,175,262       41,045,404      51,154,762      57,292,688
                                 =============   ==============  =============   ==============  ==============  ==============

                                     BHFTI HARRIS OAKMARK                                              BHFTI INVESCO
                                         INTERNATIONAL              BHFTI INVESCO COMSTOCK           SMALL CAP GROWTH
                                          SUBACCOUNT                      SUBACCOUNT                    SUBACCOUNT
                                 -----------------------------  -----------------------------  -----------------------------
                                     2018            2017            2018            2017          2018            2017
                                 -------------   -------------  -------------   -------------  -------------   -------------

Units beginning of year........     25,199,950      27,159,458     72,375,071      83,913,220      4,505,102       5,001,924
Units issued and transferred
   from other funding options..      3,148,019       4,737,204      1,405,400       2,378,000        600,302         546,191
Units redeemed and transferred
   to other funding options....    (5,973,178)     (6,696,712)   (10,042,858)    (13,916,149)      (990,623)     (1,043,013)
                                 -------------   -------------  -------------   -------------  -------------   -------------
Units end of year..............     22,374,791      25,199,950     63,737,613      72,375,071      4,114,781       4,505,102
                                 =============   =============  =============   =============  =============   =============


                                        BHFTI JPMORGAN                BHFTI LOOMIS SAYLES        BHFTI METLIFE MULTI-INDEX
                                        SMALL CAP VALUE                 GLOBAL MARKETS                 TARGETED RISK
                                          SUBACCOUNT                      SUBACCOUNT                    SUBACCOUNT
                                 -----------------------------  -----------------------------  -----------------------------
                                     2018            2017            2018            2017          2018            2017
                                 -------------   -------------  -------------   -------------  -------------   -------------

Units beginning of year........      4,789,787       5,064,644     15,823,517      17,610,274          6,753           9,395
Units issued and transferred
   from other funding options..        412,593         728,694        298,549         484,680          7,271           1,908
Units redeemed and transferred
   to other funding options....    (1,084,553)     (1,003,551)    (1,877,218)     (2,271,437)        (6,416)         (4,550)
                                 -------------   -------------  -------------   -------------  -------------   -------------
Units end of year..............      4,117,827       4,789,787     14,244,848      15,823,517          7,608           6,753
                                 =============   =============  =============   =============  =============   =============

(a) Commenced April 27, 2016 and began transactions in 2018.

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017:




                                      BHFTI MFS(R) RESEARCH       BHFTI MORGAN STANLEY MID CAP          BHFTI OPPENHEIMER
                                          INTERNATIONAL                      GROWTH                       GLOBAL EQUITY
                                           SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                 ------------------------------  ------------------------------  ------------------------------
                                      2018            2017            2018            2017            2018            2017
                                 --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year........      31,900,957      36,740,233       4,084,676       4,381,117     177,903,929     199,205,510
Units issued and transferred
   from other funding options..       1,214,886       1,332,147         579,499         554,045      11,535,676       6,428,014
Units redeemed and transferred
   to other funding options....     (4,058,168)     (6,171,423)     (1,167,853)       (850,486)    (28,775,124)    (27,729,595)
                                 --------------  --------------  --------------  --------------  --------------  --------------
Units end of year..............      29,057,675      31,900,957       3,496,322       4,084,676     160,664,481     177,903,929
                                 ==============  ==============  ==============  ==============  ==============  ==============


                                                                                                   BHFTI
                                                                                                 SCHRODERS
                                     BHFTI PIMCO INFLATION                                        GLOBAL
                                        PROTECTED BOND            BHFTI PIMCO TOTAL RETURN      MULTI-ASSET
                                          SUBACCOUNT                     SUBACCOUNT             SUBACCOUNT
                                 -----------------------------  -----------------------------  -------------
                                     2018            2017           2018            2017         2018 (A)
                                 -------------   -------------  -------------   -------------  -------------

Units beginning of year........     32,003,367      35,307,807     98,723,354     108,989,879             --
Units issued and transferred
   from other funding options..      5,619,834       3,852,231      8,192,736       9,238,343          3,765
Units redeemed and transferred
   to other funding options....    (7,383,244)     (7,156,671)   (17,853,221)    (19,504,868)           (29)
                                 -------------   -------------  -------------   -------------  -------------
Units end of year..............     30,239,957      32,003,367     89,062,869      98,723,354          3,736
                                 =============   =============  =============   =============  =============

                                      BHFTI SSGA GROWTH AND                                        BHFTI T. ROWE PRICE
                                           INCOME ETF               BHFTI SSGA GROWTH ETF            LARGE CAP VALUE
                                           SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                 -----------------------------  ----------------------------  -----------------------------
                                      2018            2017          2018            2017          2018            2017
                                 -------------   -------------  -------------  -------------  -------------   -------------

Units beginning of year........     64,046,553      69,381,250     84,156,265     91,144,360    167,544,150     188,277,959
Units issued and transferred
   from other funding options..      1,453,046       1,746,869      2,709,232      3,197,239     10,865,091       6,690,479
Units redeemed and transferred
   to other funding options....    (7,415,825)     (7,081,566)    (9,127,860)   (10,185,334)   (28,589,467)    (27,424,288)
                                 -------------   -------------  -------------  -------------  -------------   -------------
Units end of year..............     58,083,774      64,046,553     77,737,637     84,156,265    149,819,774     167,544,150
                                 =============   =============  =============  =============  =============   =============


                                      BHFTI T. ROWE PRICE         BHFTI VICTORY SYCAMORE
                                        MID CAP GROWTH                 MID CAP VALUE          BHFTII BLACKROCK BOND INCOME
                                          SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT
                                 ----------------------------  -----------------------------  -----------------------------
                                     2018            2017          2018            2017            2018           2017
                                 -------------  -------------  -------------   -------------  -------------   -------------

Units beginning of year........        515,398        559,197     21,415,273      25,100,728     80,540,234      89,821,850
Units issued and transferred
   from other funding options..         18,611         40,204      1,057,591       1,281,124      5,549,745       5,741,324
Units redeemed and transferred
   to other funding options....       (79,253)       (84,003)    (3,388,653)     (4,966,579)   (15,073,694)    (15,022,940)
                                 -------------  -------------  -------------   -------------  -------------   -------------
Units end of year..............        454,756        515,398     19,084,211      21,415,273     71,016,285      80,540,234
                                 =============  =============  =============   =============  =============   =============

                                        BHFTII BLACKROCK                BHFTII BLACKROCK               BHFTII BRIGHTHOUSE
                                      CAPITAL APPRECIATION            ULTRA-SHORT TERM BOND            ASSET ALLOCATION 20
                                           SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                 ------------------------------  ------------------------------  ------------------------------
                                      2018            2017            2018            2017           2018             2017
                                 --------------   -------------  --------------  --------------  -------------   --------------

Units beginning of year........      80,040,866      90,233,992     163,187,513     191,490,336     12,549,984       14,708,245
Units issued and transferred
   from other funding options..       2,766,093       1,747,732      63,576,664      37,323,352      1,531,577        1,759,236
Units redeemed and transferred
   to other funding options....    (12,405,974)    (11,940,858)    (74,981,009)    (65,626,175)    (3,311,995)      (3,917,497)
                                 --------------   -------------  --------------  --------------  -------------   --------------
Units end of year..............      70,400,985      80,040,866     151,783,168     163,187,513     10,769,566       12,549,984
                                 ==============   =============  ==============  ==============  =============   ==============


                                       BHFTII BRIGHTHOUSE              BHFTII BRIGHTHOUSE              BHFTII BRIGHTHOUSE
                                       ASSET ALLOCATION 40             ASSET ALLOCATION 60             ASSET ALLOCATION 80
                                           SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                 ------------------------------  ------------------------------  ------------------------------
                                      2018            2017           2018             2017            2018             2017
                                 -------------   --------------  -------------   --------------  --------------   -------------

Units beginning of year........     40,415,605       47,542,265    277,446,396      313,013,101     376,643,089     406,853,909
Units issued and transferred
   from other funding options..      2,473,309        2,626,978     11,954,872       13,334,871      18,319,755      16,949,280
Units redeemed and transferred
   to other funding options....    (7,429,875)      (9,753,638)   (36,423,297)     (48,901,576)    (42,297,348)    (47,160,100)
                                 -------------   --------------  -------------   --------------  --------------   -------------
Units end of year..............     35,459,039       40,415,605    252,977,971      277,446,396     352,665,496     376,643,089
                                 =============   ==============  =============   ==============  ==============   =============

                                   BHFTII BRIGHTHOUSE/ARTISAN    BHFTII BRIGHTHOUSE/DIMENSIONAL   BHFTII BRIGHTHOUSE/WELLINGTON
                                          MID CAP VALUE            INTERNATIONAL SMALL COMPANY              BALANCED
                                           SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                 ------------------------------  ------------------------------  ------------------------------
                                      2018            2017            2018             2017           2018            2017
                                 --------------   -------------   -------------   -------------  -------------   -------------

Units beginning of year........         473,217         487,877         315,726         273,940     58,824,155      64,591,245
Units issued and transferred
   from other funding options..             777          42,760          85,298         121,532      1,822,597       1,775,838
Units redeemed and transferred
   to other funding options....        (75,267)        (57,420)        (50,077)        (79,746)    (7,098,678)     (7,542,928)
                                 --------------   -------------   -------------   -------------  -------------   -------------
Units end of year..............         398,727         473,217         350,947         315,726     53,548,074      58,824,155
                                 ==============   =============   =============   =============  =============   =============


                                  BHFTII BRIGHTHOUSE/WELLINGTON         BHFTII FRONTIER
                                    CORE EQUITY OPPORTUNITIES           MID CAP GROWTH              BHFTII JENNISON GROWTH
                                           SUBACCOUNT                     SUBACCOUNT                      SUBACCOUNT
                                 ------------------------------  -----------------------------  -----------------------------
                                      2018            2017           2018             2017           2018            2017
                                 --------------   -------------  -------------   -------------  -------------   -------------

Units beginning of year........      45,507,098      52,226,552     41,185,332      46,769,889    208,309,436     230,334,406
Units issued and transferred
   from other funding options..       1,136,958       1,028,982      1,098,727       1,242,303      7,912,813       5,335,447
Units redeemed and transferred
   to other funding options....     (7,473,005)     (7,748,436)    (5,230,573)     (6,826,860)   (27,769,552)    (27,360,417)
                                 --------------   -------------  -------------   -------------  -------------   -------------
Units end of year..............      39,171,051      45,507,098     37,053,486      41,185,332    188,452,697     208,309,436
                                 ==============   =============  =============   =============  =============   =============

(a) Commenced April 27, 2016 and began transactions in 2018.

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017:


                                     BHFTII LOOMIS SAYLES              BHFTII METLIFE                  BHFTII METLIFE
                                        SMALL CAP CORE              AGGREGATE BOND INDEX             MID CAP STOCK INDEX
                                          SUBACCOUNT                     SUBACCOUNT                      SUBACCOUNT
                                 -----------------------------  -----------------------------  ------------------------------
                                      2018           2017           2018            2017            2018            2017
                                 -------------   -------------  -------------   -------------  --------------  --------------

Units beginning of year........        233,617         125,626     23,403,576      25,927,617       7,333,867       7,950,996
Units issued and transferred
   from other funding options..         54,599         125,985      1,332,627         958,929         517,833         955,710
Units redeemed and transferred
   to other funding options....       (30,557)        (17,994)    (3,359,731)     (3,482,970)     (1,404,773)     (1,572,839)
                                 -------------   -------------  -------------   -------------  --------------  --------------
Units end of year..............        257,659         233,617     21,376,472      23,403,576       6,446,927       7,333,867
                                 =============   =============  =============   =============  ==============  ==============


                                         BHFTII METLIFE                  BHFTII METLIFE
                                       MSCI EAFE(R) INDEX             RUSSELL 2000(R) INDEX      BHFTII METLIFE STOCK INDEX
                                           SUBACCOUNT                      SUBACCOUNT                    SUBACCOUNT
                                 ------------------------------  -----------------------------  -----------------------------
                                      2018            2017            2018            2017          2018            2017
                                 --------------  --------------  -------------   -------------  -------------   -------------

Units beginning of year........      20,185,195      22,174,074     20,998,581      23,491,682    361,289,220     399,744,544
Units issued and transferred
   from other funding options..       1,313,852       1,010,547        978,269       1,024,914     11,100,433      11,497,376
Units redeemed and transferred
   to other funding options....     (2,770,681)     (2,999,426)    (2,825,796)     (3,518,015)   (45,000,504)    (49,952,700)
                                 --------------  --------------  -------------   -------------  -------------   -------------
Units end of year..............      18,728,366      20,185,195     19,151,054      20,998,581    327,389,149     361,289,220
                                 ==============  ==============  =============   =============  =============   =============


                                                                                                       BHFTII NEUBERGER
                                  BHFTII MFS(R) TOTAL RETURN          BHFTII MFS(R) VALUE               BERMAN GENESIS
                                          SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                 -----------------------------  ------------------------------  -----------------------------
                                     2018            2017            2018            2017            2018            2017
                                 -------------   -------------  --------------  --------------  -------------   -------------

Units beginning of year........    121,012,734     138,074,749      47,045,537      54,400,150     19,224,324      22,363,400
Units issued and transferred
   from other funding options..      4,968,717       4,599,330       4,693,249       2,467,136      1,027,219       1,133,176
Units redeemed and transferred
   to other funding options....   (18,669,787)    (21,661,345)     (8,340,825)     (9,821,749)    (2,941,162)     (4,272,252)
                                 -------------   -------------  --------------  --------------  -------------   -------------
Units end of year..............    107,311,664     121,012,734      43,397,961      47,045,537     17,310,381      19,224,324
                                 =============   =============  ==============  ==============  =============   =============


                                                                                                    BHFTII WESTERN ASSET
                                      BHFTII T. ROWE PRICE          BHFTII T. ROWE PRICE          MANAGEMENT STRATEGIC BOND
                                        LARGE CAP GROWTH              SMALL CAP GROWTH                  OPPORTUNITIES
                                           SUBACCOUNT                    SUBACCOUNT                      SUBACCOUNT
                                 -----------------------------  -----------------------------  ------------------------------
                                      2018            2017          2018            2017            2018            2017
                                 -------------   -------------  -------------   -------------  --------------  --------------

Units beginning of year........     24,505,822      26,687,817     37,310,815      41,499,662      29,601,617      32,467,046
Units issued and transferred
   from other funding options..      2,483,754       2,605,836      2,388,575       1,918,560       1,597,314       2,256,894
Units redeemed and transferred
   to other funding options....    (4,930,672)     (4,787,831)    (5,650,684)     (6,107,407)     (5,132,473)     (5,122,323)
                                 -------------   -------------  -------------   -------------  --------------  --------------
Units end of year..............     22,058,904      24,505,822     34,048,706      37,310,815      26,066,458      29,601,617
                                 =============   =============  =============   =============  ==============  ==============

                                      BHFTII WESTERN ASSET
                                   MANAGEMENT U.S. GOVERNMENT     DELAWARE VIP SMALL CAP VALUE   DREYFUS SUSTAINABLE U.S. EQUITY
                                           SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                 ------------------------------  ------------------------------  -------------------------------
                                     2018             2017            2018            2017           2018             2017
                                 -------------   --------------  --------------   -------------  -------------   -------------

Units beginning of year........     44,189,926       49,146,509       2,506,672       2,764,340        246,933         252,898
Units issued and transferred
   from other funding options..      4,693,024        4,125,849          60,268          55,697         16,979           6,816
Units redeemed and transferred
   to other funding options....    (9,757,111)      (9,082,432)       (377,045)       (313,365)       (12,233)        (12,781)
                                 -------------   --------------  --------------   -------------  -------------   -------------
Units end of year..............     39,125,839       44,189,926       2,189,895       2,506,672        251,679         246,933
                                 =============   ==============  ==============   =============  =============   =============


                                        DWS GOVERNMENT &                DWS SMALL MID CAP
                                      AGENCY SECURITIES VIP                 VALUE VIP              FIDELITY(R) VIP CONTRAFUND
                                           SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                 ------------------------------  ------------------------------  ------------------------------
                                      2018             2017           2018            2017            2018            2017
                                 --------------   -------------  -------------   --------------  --------------   -------------

Units beginning of year........       1,461,872       1,896,941      1,290,516        1,431,523      64,652,989      73,454,530
Units issued and transferred
   from other funding options..          86,023          63,680         54,577          166,049       2,438,277       2,492,105
Units redeemed and transferred
   to other funding options....       (254,649)       (498,749)      (117,075)        (307,056)     (9,603,855)    (11,293,646)
                                 --------------   -------------  -------------   --------------  --------------   -------------
Units end of year..............       1,293,246       1,461,872      1,228,018        1,290,516      57,487,411      64,652,989
                                 ==============   =============  =============   ==============  ==============   =============

                                 FIDELITY(R) VIP DYNAMIC CAPITAL
                                          APPRECIATION              FIDELITY(R) VIP EQUITY-INCOME   FIDELITY(R) VIP FREEDOM 2020
                                           SUBACCOUNT                        SUBACCOUNT                      SUBACCOUNT
                                 -------------------------------  -------------------------------  -------------------------------
                                      2018             2017            2018             2017            2018             2017
                                 --------------   --------------  --------------   --------------  --------------   --------------

Units beginning of year........         699,361          826,298      42,812,375       47,642,339         161,933          242,680
Units issued and transferred
   from other funding options..          34,511           40,083         783,779        1,216,722          65,802          175,648
Units redeemed and transferred
   to other funding options....       (105,746)        (167,020)     (4,823,522)      (6,046,686)        (29,681)        (256,395)
                                 --------------   --------------  --------------   --------------  --------------   --------------
Units end of year..............         628,126          699,361      38,772,632       42,812,375         198,054          161,933
                                 ==============   ==============  ==============   ==============  ==============   ==============



                                  FIDELITY(R) VIP FREEDOM 2025      FIDELITY(R) VIP FREEDOM 2030    FIDELITY(R) VIP FREEDOM 2040
                                           SUBACCOUNT                        SUBACCOUNT                      SUBACCOUNT
                                 -------------------------------  -------------------------------  -------------------------------
                                      2018             2017            2018             2017            2018             2017
                                 --------------   --------------  --------------   --------------  --------------   --------------

Units beginning of year........         160,567          181,641         249,380          298,697          43,802           26,379
Units issued and transferred
   from other funding options..         354,022           99,852          79,180          127,826          30,766           18,255
Units redeemed and transferred
   to other funding options....        (32,316)        (120,926)        (42,147)        (177,143)        (13,437)            (832)
                                 --------------   --------------  --------------   --------------  --------------   --------------
Units end of year..............         482,273          160,567         286,413          249,380          61,131           43,802
                                 ==============   ==============  ==============   ==============  ==============   ==============

(a) Commenced April 27, 2016 and began transactions in 2018.

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017:



                                  FIDELITY(R) VIP FREEDOM 2050   FIDELITY(R) VIP FUNDSMANAGER 60%    FIDELITY(R) VIP HIGH INCOME
                                           SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
                                 ------------------------------  --------------------------------  ------------------------------
                                      2018            2017             2018             2017            2018            2017
                                 -------------   --------------   --------------   -------------   -------------   --------------

Units beginning of year........         38,641           19,737       44,882,793      46,892,598       5,206,840        5,826,650
Units issued and transferred
   from other funding options..        111,074           26,716           71,713          34,656         209,405          256,486
Units redeemed and transferred
   to other funding options....        (9,692)          (7,812)      (2,105,706)     (2,044,461)       (772,193)        (876,296)
                                 -------------   --------------   --------------   -------------   -------------   --------------
Units end of year..............        140,023           38,641       42,848,800      44,882,793       4,644,052        5,206,840
                                 =============   ==============   ==============   =============   =============   ==============


                                                                                                         FTVIPT FRANKLIN
                                     FIDELITY(R) VIP MID CAP       FTVIPT FRANKLIN INCOME VIP           MUTUAL SHARES VIP
                                           SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                 ------------------------------  ------------------------------  ------------------------------
                                      2018            2017            2018             2017           2018            2017
                                 -------------   --------------  --------------   -------------  -------------   --------------

Units beginning of year........     63,984,525       70,833,034       8,450,684       9,501,555      6,577,838        7,345,721
Units issued and transferred
   from other funding options..      4,615,647        2,656,746         508,932         247,209        166,788          203,744
Units redeemed and transferred
   to other funding options....   (10,720,493)      (9,505,255)     (1,754,206)     (1,298,080)      (923,632)        (971,627)
                                 -------------   --------------  --------------   -------------  -------------   --------------
Units end of year..............     57,879,679       63,984,525       7,205,410       8,450,684      5,820,994        6,577,838
                                 =============   ==============  ==============   =============  =============   ==============

                                         FTVIPT FRANKLIN                 FTVIPT FRANKLIN           FTVIPT TEMPLETON DEVELOPING
                                      RISING DIVIDENDS VIP          SMALL-MID CAP GROWTH VIP               MARKETS VIP
                                           SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                 ------------------------------  ------------------------------  ------------------------------
                                      2018            2017            2018            2017            2018            2017
                                 -------------   --------------  --------------   -------------  -------------   --------------

Units beginning of year........      5,463,493        6,189,662      10,078,397      11,640,861      7,812,223        8,328,861
Units issued and transferred
   from other funding options..        318,820          581,174         320,839         423,618      1,300,090        1,714,718
Units redeemed and transferred
   to other funding options....    (1,021,662)      (1,307,343)     (1,511,996)     (1,986,082)    (2,042,931)      (2,231,356)
                                 -------------   --------------  --------------   -------------  -------------   --------------
Units end of year..............      4,760,651        5,463,493       8,887,240      10,078,397      7,069,382        7,812,223
                                 =============   ==============  ==============   =============  =============   ==============



                                  FTVIPT TEMPLETON FOREIGN VIP        INVESCO V.I. COMSTOCK      INVESCO V.I. DIVERSIFIED DIVIDEND
                                           SUBACCOUNT                      SUBACCOUNT                       SUBACCOUNT
                                 ------------------------------  ------------------------------  ---------------------------------
                                      2018            2017            2018            2017             2018            2017
                                 -------------   --------------  --------------   -------------   -------------   --------------

Units beginning of year........     29,831,295       33,932,017       2,636,942       3,342,163         551,287          662,469
Units issued and transferred
   from other funding options..      2,766,594        1,609,210         184,661          56,259           5,755           14,598
Units redeemed and transferred
   to other funding options....    (4,548,129)      (5,709,932)       (580,851)       (761,480)       (147,547)        (125,780)
                                 -------------   --------------  --------------   -------------   -------------   --------------
Units end of year..............     28,049,760       29,831,295       2,240,752       2,636,942         409,495          551,287
                                 =============   ==============  ==============   =============   =============   ==============

                                  INVESCO V.I. EQUITY AND INCOME   INVESCO V.I. GOVERNMENT SECURITIES
                                            SUBACCOUNT                         SUBACCOUNT
                                 --------------------------------  ----------------------------------
                                      2018             2017              2018              2017
                                 --------------   ---------------   ---------------   --------------

Units beginning of year........      19,267,979        21,314,043         5,816,467        6,167,486
Units issued and transferred
   from other funding options..         647,954         1,033,002           149,492          449,817
Units redeemed and transferred
   to other funding options....     (2,910,805)       (3,079,066)       (1,143,359)        (800,836)
                                 --------------   ---------------   ---------------   --------------
Units end of year..............      17,005,128        19,267,979         4,822,600        5,816,467
                                 ==============   ===============   ===============   ==============


                                 INVESCO V.I. MANAGED VOLATILITY     INVESCO V.I. S&P 500 INDEX       JANUS HENDERSON ENTERPRISE
                                           SUBACCOUNT                        SUBACCOUNT                       SUBACCOUNT
                                 -------------------------------  --------------------------------  -------------------------------
                                      2018             2017            2018              2017            2018             2017
                                 --------------   --------------  ---------------   --------------  --------------   --------------

Units beginning of year........         502,004          479,925          782,152          960,831       6,515,151        7,167,800
Units issued and transferred
   from other funding options..          21,997           66,632          595,055           52,758         856,908          359,986
Units redeemed and transferred
   to other funding options....        (71,376)         (44,553)         (54,171)        (231,437)     (1,806,060)      (1,012,635)
                                 --------------   --------------  ---------------   --------------  --------------   --------------
Units end of year..............         452,625          502,004        1,323,036          782,152       5,565,999        6,515,151
                                 ==============   ==============  ===============   ==============  ==============   ==============


                                  JANUS HENDERSON GLOBAL RESEARCH
                                            SUBACCOUNT
                                 --------------------------------
                                      2018             2017
                                 --------------   ---------------

Units beginning of year........         313,454           442,005
Units issued and transferred
   from other funding options..          28,509            17,877
Units redeemed and transferred
   to other funding options....        (23,480)         (146,428)
                                 --------------   ---------------
Units end of year..............         318,483           313,454
                                 ==============   ===============

                                                                 LMPVET CLEARBRIDGE VARIABLE     LMPVET CLEARBRIDGE VARIABLE
                                    JANUS HENDERSON OVERSEAS          AGGRESSIVE GROWTH                 APPRECIATION
                                           SUBACCOUNT                    SUBACCOUNT                      SUBACCOUNT
                                 -----------------------------  -----------------------------  ------------------------------
                                      2018            2017          2018            2017            2018            2017
                                 -------------   -------------  -------------   -------------  --------------   -------------

Units beginning of year........     18,998,239      21,264,741    134,149,456     149,943,278      96,572,458     108,364,235
Units issued and transferred
   from other funding options..      1,275,038       1,671,981      3,212,160       3,553,973       1,362,789       1,399,967
Units redeemed and transferred
   to other funding options....    (2,950,334)     (3,938,483)   (18,208,577)    (19,347,795)    (13,153,958)    (13,191,744)
                                 -------------   -------------  -------------   -------------  --------------   -------------
Units end of year..............     17,322,943      18,998,239    119,153,039     134,149,456      84,781,289      96,572,458
                                 =============   =============  =============   =============  ==============   =============


                                  LMPVET CLEARBRIDGE VARIABLE     LMPVET CLEARBRIDGE VARIABLE     LMPVET CLEARBRIDGE VARIABLE
                                       DIVIDEND STRATEGY               LARGE CAP GROWTH                 LARGE CAP VALUE
                                          SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                 -----------------------------  ------------------------------  -----------------------------
                                     2018            2017            2018            2017            2018            2017
                                 -------------   -------------  --------------  --------------  -------------   -------------

Units beginning of year........     41,985,161      47,652,023      34,020,176      38,109,335     45,833,043      51,880,204
Units issued and transferred
   from other funding options..      1,202,945         977,233       1,802,985       1,068,217      1,087,210       1,161,218
Units redeemed and transferred
   to other funding options....    (6,690,724)     (6,644,095)     (5,690,221)     (5,157,376)    (6,530,074)     (7,208,379)
                                 -------------   -------------  --------------  --------------  -------------   -------------
Units end of year..............     36,497,382      41,985,161      30,132,940      34,020,176     40,390,179      45,833,043
                                 =============   =============  ==============  ==============  =============   =============

(a) Commenced April 27, 2016 and began transactions in 2018.

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017:


                                   LMPVET CLEARBRIDGE VARIABLE   LMPVET CLEARBRIDGE VARIABLE       LMPVET QS VARIABLE
                                             MID CAP                  SMALL CAP GROWTH             CONSERVATIVE GROWTH
                                           SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                 -----------------------------  ----------------------------  -----------------------------
                                      2018            2017          2018            2017          2018            2017
                                 -------------   -------------  -------------  -------------  -------------   -------------

Units beginning of year........     11,000,494      12,172,388     15,012,882     17,150,904     20,110,531      23,074,759
Units issued and transferred
   from other funding options..        227,746         404,687      1,197,162        493,452        283,144         303,130
Units redeemed and transferred
   to other funding options....    (1,270,535)     (1,576,581)    (2,708,578)    (2,631,474)    (2,730,814)     (3,267,358)
                                 -------------   -------------  -------------  -------------  -------------   -------------
Units end of year..............      9,957,705      11,000,494     13,501,466     15,012,882     17,662,861      20,110,531
                                 =============   =============  =============  =============  =============   =============


                                                                    LMPVET QS VARIABLE
                                   LMPVET QS VARIABLE GROWTH          MODERATE GROWTH         LMPVIT WESTERN ASSET CORE PLUS
                                          SUBACCOUNT                    SUBACCOUNT                      SUBACCOUNT
                                 ----------------------------  -----------------------------  ------------------------------
                                     2018            2017          2018            2017             2018           2017
                                 -------------  -------------  -------------   -------------   -------------   -------------

Units beginning of year........     10,586,246     11,742,495     14,659,035      17,102,253      25,751,135      28,322,927
Units issued and transferred
   from other funding options..         33,700        137,300        243,899         315,211       1,426,534       1,669,884
Units redeemed and transferred
   to other funding options....    (1,338,408)    (1,293,549)    (1,564,788)     (2,758,429)     (4,300,778)     (4,241,676)
                                 -------------  -------------  -------------   -------------   -------------   -------------
Units end of year..............      9,281,538     10,586,246     13,338,146      14,659,035      22,876,891      25,751,135
                                 =============  =============  =============   =============   =============   =============

                                  LMPVIT WESTERN ASSET VARIABLE        MORGAN STANLEY VIS
                                     GLOBAL HIGH YIELD BOND             MULTI CAP GROWTH            PIONEER VCT MID CAP VALUE
                                           SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                 ------------------------------  ------------------------------  ------------------------------
                                      2018            2017           2018             2017            2018            2017
                                 --------------  --------------  -------------   --------------  --------------   -------------

Units beginning of year........       2,624,916       2,810,318        235,084          274,685       6,893,599       7,793,599
Units issued and transferred
   from other funding options..         106,074         305,548         20,897            9,265         509,520         403,323
Units redeemed and transferred
   to other funding options....       (495,580)       (490,950)       (65,241)         (48,866)     (1,701,942)     (1,303,323)
                                 --------------  --------------  -------------   --------------  --------------   -------------
Units end of year..............       2,235,410       2,624,916        190,740          235,084       5,701,177       6,893,599
                                 ==============  ==============  =============   ==============  ==============   =============


                                                                   TAP 1919 VARIABLE SOCIALLY
                                 PIONEER VCT REAL ESTATE SHARES        RESPONSIVE BALANCED
                                           SUBACCOUNT                      SUBACCOUNT                 VIF GROWTH SUBACCOUNT
                                 ------------------------------  ------------------------------  ------------------------------
                                      2018             2017           2018            2017           2018             2017
                                 --------------   -------------  -------------   --------------  -------------   --------------

Units beginning of year........       2,056,973       2,487,870     10,714,035       12,016,499      2,315,867        2,605,136
Units issued and transferred
   from other funding options..          72,320         141,884        461,137          237,648        126,550          103,851
Units redeemed and transferred
   to other funding options....       (316,002)       (572,781)    (1,500,125)      (1,540,112)      (260,085)        (393,120)
                                 --------------   -------------  -------------   --------------  -------------   --------------
Units end of year..............       1,813,291       2,056,973      9,675,047       10,714,035      2,182,332        2,315,867
                                 ==============   =============  =============   ==============  =============   ==============

(a) Commenced April 27, 2016 and began transactions in 2018.

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS


The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Subaccounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series or fund, for the respective stated periods in the five years ended December 31, 2018:

                                                      AS OF DECEMBER 31
                                          ----------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO        NET
                                              UNITS      HIGHEST ($)   ASSETS ($)
                                          ------------  ------------  ------------
  AB VPS Global Thematic Growth     2018       278,855   1.12 - 1.17       324,535
     Subaccount                     2017       336,154   1.27 - 1.32       442,332
                                    2016       402,397   0.95 - 0.99       395,223
                                    2015       433,718   0.98 - 1.01       437,107
                                    2014       842,863   0.97 - 1.00       831,818

  Alger Capital Appreciation        2018       603,251   3.00 - 4.03     2,295,619
     Subaccount                     2017       670,173   3.09 - 4.11     2,608,577
                                    2016       790,345   2.43 - 3.19     2,393,354
                                    2015       973,382   2.48 - 3.24     2,984,795
                                    2014     1,145,362   2.40 - 3.10     3,369,272

  American Funds(R) Bond            2018     2,068,814   1.62 - 1.81     3,589,898
     Subaccount                     2017     2,212,494   1.66 - 1.85     3,930,823
                                    2016     2,795,414   1.64 - 1.81     4,872,464
                                    2015     2,919,559   1.62 - 1.78     5,024,441
                                    2014     3,888,953   1.65 - 1.80     6,766,160

  American Funds(R) Global Growth   2018    28,436,918   2.25 - 3.55    83,936,731
     Subaccount                     2017    31,944,766   2.52 - 3.97   105,349,094
                                    2016    37,013,497   1.96 - 3.07    94,479,486
                                    2015    43,593,647   1.98 - 3.10   112,218,439
                                    2014    50,715,493   1.89 - 2.95   124,133,870

  American Funds(R) Global Small    2018       387,312   3.62 - 4.01     1,480,364
     Capitalization Subaccount      2017       427,393   4.12 - 4.55     1,857,993
                                    2016       495,691   3.34 - 3.66     1,744,804
                                    2015       620,815   3.33 - 3.64     2,173,442
                                    2014       785,948   3.39 - 3.68     2,794,308

  American Funds(R) Growth          2018    67,992,892   2.19 - 3.75   212,857,911
     Subaccount                     2017    78,146,962   2.26 - 3.82   249,883,935
                                    2016    89,755,181   1.81 - 3.03   227,525,831
                                    2015   103,574,782   1.70 - 2.82   244,016,695
                                    2014   122,112,054   1.63 - 2.68   273,472,215

  American Funds(R) Growth-Income   2018    62,651,327   1.95 - 3.05   169,119,927
     Subaccount                     2017    71,936,274   2.04 - 3.16   201,327,949
                                    2016    83,026,144   1.71 - 2.62   193,185,203
                                    2015    96,683,093   1.58 - 2.39   205,249,115
                                    2014   114,152,086   1.60 - 2.40   242,579,693

  BHFTI American Funds(R) Balanced  2018     2,850,779   1.49 - 1.66     4,544,878
     Allocation Subaccount          2017     3,197,904   1.58 - 1.74     5,335,264
                                    2016     3,745,363   1.37 - 1.50     5,393,633
                                    2015     3,593,345   1.29 - 1.39     4,828,342
                                    2014     3,198,147   1.32 - 1.41     4,360,096

                                                     FOR THE YEAR ENDED DECEMBER 31
                                          --------------------------------------------------
                                          INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                             INCOME          LOWEST TO          LOWEST TO
                                            RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                          -------------  ----------------  -----------------
  AB VPS Global Thematic Growth     2018        --         1.65 - 1.90     (11.69) - (11.47)
     Subaccount                     2017      0.28         1.65 - 1.90         33.74 - 34.07
                                    2016        --         1.65 - 1.90       (2.74) - (2.50)
                                    2015        --         1.65 - 1.90           0.72 - 0.97
                                    2014        --         1.65 - 1.90           2.83 - 3.09

  Alger Capital Appreciation        2018        --         1.55 - 2.55       (2.89) - (1.91)
     Subaccount                     2017        --         1.55 - 2.55         27.46 - 28.73
                                    2016        --         1.55 - 2.65       (2.40) - (1.32)
                                    2015        --         1.55 - 2.65           3.14 - 4.28
                                    2014        --         1.55 - 2.65         10.48 - 11.70

  American Funds(R) Bond            2018      2.33         1.40 - 1.90       (2.59) - (2.10)
     Subaccount                     2017      1.80         1.40 - 1.90           1.72 - 2.23
                                    2016      1.59         1.40 - 1.90           1.01 - 1.51
                                    2015      1.54         1.40 - 1.90       (1.61) - (1.12)
                                    2014      1.81         1.40 - 1.90           3.30 - 3.81

  American Funds(R) Global Growth   2018      0.64         0.30 - 2.60      (11.39) - (9.32)
     Subaccount                     2017      0.64         0.30 - 2.60         28.11 - 31.08
                                    2016      0.88         0.30 - 2.60         (1.96) - 0.32
                                    2015      0.97         0.30 - 2.60           4.19 - 6.62
                                    2014      1.10         0.30 - 2.60         (0.31) - 2.01

  American Funds(R) Global Small    2018      0.08         1.40 - 1.90     (12.24) - (11.80)
     Capitalization Subaccount      2017      0.43         1.40 - 1.90         23.53 - 24.15
                                    2016      0.23         1.40 - 1.90           0.18 - 0.68
                                    2015        --         1.40 - 1.90       (1.62) - (1.13)
                                    2014      0.11         1.40 - 1.90           0.20 - 0.70

  American Funds(R) Growth          2018      0.42         0.30 - 2.70       (2.92) - (0.55)
     Subaccount                     2017      0.49         0.30 - 2.70         24.89 - 27.91
                                    2016      0.75         0.30 - 2.70           6.57 - 9.16
                                    2015      0.57         0.30 - 2.70           4.01 - 6.54
                                    2014      0.73         0.30 - 2.70           5.62 - 8.18

  American Funds(R) Growth-Income   2018      1.35         0.30 - 2.75       (4.47) - (2.08)
     Subaccount                     2017      1.35         0.30 - 2.75         19.07 - 22.02
                                    2016      1.42         0.30 - 2.75          8.50 - 11.19
                                    2015      1.24         0.30 - 2.75         (1.30) - 1.15
                                    2014      1.21         0.30 - 2.75          7.63 - 10.30

  BHFTI American Funds(R) Balanced  2018      1.47         0.30 - 1.30       (5.55) - (4.60)
     Allocation Subaccount          2017      1.62         0.30 - 1.30         15.35 - 16.51
                                    2016      1.75         0.30 - 1.30           6.42 - 7.49
                                    2015      1.31         0.30 - 1.30       (1.99) - (1.00)
                                    2014      1.26         0.30 - 1.30           4.68 - 5.73

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                        AS OF DECEMBER 31
                                            ----------------------------------------
                                                           UNIT VALUE
                                                            LOWEST TO        NET
                                                UNITS      HIGHEST ($)   ASSETS ($)
                                            ------------  ------------  ------------
  BHFTI American Funds(R) Growth      2018     2,407,086   1.55 - 1.72     3,923,499
     Allocation Subaccount            2017     2,313,625   1.67 - 1.83     4,033,009
                                      2016     2,607,699   1.39 - 1.52     3,801,167
                                      2015     2,633,410   1.29 - 1.40     3,549,784
                                      2014     2,717,215   1.32 - 1.41     3,718,850

  BHFTI American Funds(R) Moderate    2018     1,941,182   1.42 - 1.58     2,864,026
     Allocation Subaccount            2017     1,823,610   1.49 - 1.64     2,810,362
                                      2016     2,077,029   1.34 - 1.46     2,886,201
                                      2015     2,284,599   1.27 - 1.37     2,991,070
                                      2014     2,152,245   1.29 - 1.38     2,864,383

  BHFTI BlackRock High Yield          2018    19,929,617  1.46 - 10.85    65,236,418
     Subaccount                       2017    22,585,394  1.55 - 11.27    76,481,645
                                      2016    26,278,741  1.47 - 10.55    82,544,588
                                      2015    30,089,681   1.33 - 9.34    82,643,530
                                      2014    36,693,530   1.42 - 9.81   104,638,887

  BHFTI Brighthouse Asset             2018    33,697,527   1.29 - 2.39    53,716,383
     Allocation 100 Subaccount        2017    36,940,221   1.47 - 2.72    66,232,305
                                      2016    39,362,500   1.23 - 2.26    58,009,540
                                      2015    43,198,777   1.16 - 2.13    59,108,391
                                      2014    45,212,729   1.02 - 2.22    63,831,385

  BHFTI Brighthouse Small Cap         2018    36,633,177   1.30 - 3.75    79,425,122
     Value Subaccount                 2017    41,057,702   1.57 - 4.48   107,003,100
                                      2016    47,810,812   1.44 - 4.07   112,211,997
                                      2015    54,080,595   1.13 - 3.15    97,811,772
                                      2014    63,208,688   1.23 - 3.38   120,747,347

  BHFTI Brighthouse/Aberdeen          2018    14,408,374   1.12 - 3.33    32,510,432
     Emerging Markets Equity          2017    15,605,098   1.35 - 3.89    41,689,516
     Subaccount                       2016    17,633,912   1.08 - 3.04    37,203,662
                                      2015    20,803,894   0.99 - 2.74    40,103,316
                                      2014    23,705,249   1.18 - 3.19    53,420,816

  BHFTI Brighthouse/Eaton Vance       2018     3,333,232   1.07 - 1.15     3,773,445
     Floating Rate Subaccount         2017     2,510,585   1.10 - 1.17     2,892,037
                                      2016     2,433,483   1.08 - 1.14     2,754,483
                                      2015     3,452,793   1.01 - 1.06     3,637,330
                                      2014     3,823,833   1.05 - 1.09     4,142,616

  BHFTI Brighthouse/Wellington Large  2018    16,730,126   1.56 - 2.86    33,050,450
     Cap Research Subaccount          2017    18,495,088   1.69 - 3.06    39,712,648
                                      2016    20,534,091   1.41 - 2.56    36,808,971
                                      2015    24,145,925   1.32 - 2.41    40,746,872
                                      2014    28,125,928   1.29 - 2.34    46,264,418

  BHFTI Clarion Global Real Estate    2018    36,175,262   0.99 - 2.83    46,235,983
     Subaccount                       2017    41,045,404   1.11 - 3.14    58,000,544
                                      2016    45,463,358   1.02 - 2.88    58,508,417
                                      2015    50,678,041   1.04 - 2.90    65,557,139
                                      2014    58,479,092   1.08 - 2.98    77,846,976

                                                       FOR THE YEAR ENDED DECEMBER 31
                                            --------------------------------------------------
                                            INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                               INCOME          LOWEST TO          LOWEST TO
                                              RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                            -------------  ----------------  -----------------
  BHFTI American Funds(R) Growth      2018      1.18         0.30 - 1.30       (6.99) - (6.05)
     Allocation Subaccount            2017      1.36         0.30 - 1.30         19.78 - 20.98
                                      2016      1.28         0.30 - 1.30           7.55 - 8.63
                                      2015      1.33         0.30 - 1.30       (2.04) - (1.05)
                                      2014      1.03         0.30 - 1.30           5.01 - 6.07

  BHFTI American Funds(R) Moderate    2018      1.69         0.30 - 1.30       (4.67) - (3.71)
     Allocation Subaccount            2017      1.92         0.30 - 1.30         11.51 - 12.63
                                      2016      1.88         0.30 - 1.30           5.63 - 6.69
                                      2015      1.52         0.30 - 1.30       (2.01) - (1.02)
                                      2014      1.48         0.30 - 1.30           4.72 - 5.78

  BHFTI BlackRock High Yield          2018      5.07         0.19 - 2.75       (5.52) - (2.77)
     Subaccount                       2017      5.55         0.19 - 2.75           4.84 - 7.86
                                      2016      6.72         0.19 - 2.75         10.89 - 14.05
                                      2015      7.95         0.19 - 2.75       (6.65) - (3.92)
                                      2014      6.24         0.19 - 2.75           0.49 - 3.21

  BHFTI Brighthouse Asset             2018      1.03         0.30 - 2.45     (12.25) - (10.34)
     Allocation 100 Subaccount        2017      1.23         0.30 - 2.45         19.97 - 22.57
                                      2016      2.25         0.30 - 2.45           6.34 - 8.65
                                      2015      1.28         0.30 - 2.45       (4.38) - (2.30)
                                      2014      0.72         0.30 - 2.50           0.61 - 4.25

  BHFTI Brighthouse Small Cap         2018      1.05         0.30 - 2.70     (17.51) - (15.49)
     Value Subaccount                 2017      0.92         0.30 - 2.70          8.73 - 11.37
                                      2016      1.07         0.30 - 2.70         27.76 - 30.86
                                      2015      0.11         0.30 - 2.70       (7.93) - (5.69)
                                      2014      0.05         0.30 - 2.70         (0.99) - 1.41

  BHFTI Brighthouse/Aberdeen          2018      2.72         0.30 - 2.70     (16.48) - (14.18)
     Emerging Markets Equity          2017      1.15         0.30 - 2.70         24.92 - 28.21
     Subaccount                       2016      1.05         0.30 - 2.75          8.48 - 11.50
                                      2015      1.89         0.30 - 2.75     (16.15) - (13.92)
                                      2014      0.84         0.30 - 2.75       (9.06) - (4.90)

  BHFTI Brighthouse/Eaton Vance       2018      3.33         1.70 - 2.50       (2.18) - (1.39)
     Floating Rate Subaccount         2017      3.71         1.70 - 2.50           1.12 - 1.93
                                      2016      4.39         1.70 - 2.60           6.46 - 7.43
                                      2015      3.55         1.70 - 2.60       (3.38) - (2.51)
                                      2014      3.52         1.70 - 2.60       (1.85) - (0.96)

  BHFTI Brighthouse/Wellington Large  2018      0.90         0.30 - 2.75       (8.85) - (6.57)
     Cap Research Subaccount          2017      0.95         0.30 - 2.75         18.63 - 21.57
                                      2016      2.28         0.30 - 2.75           5.36 - 7.97
                                      2015      0.79         0.30 - 2.75           1.62 - 4.14
                                      2014      0.82         0.30 - 2.75         10.54 - 13.28

  BHFTI Clarion Global Real Estate    2018      6.15         0.30 - 2.65      (11.00) - (8.63)
     Subaccount                       2017      3.66         0.30 - 2.65          7.91 - 10.64
                                      2016      2.30         0.30 - 2.65         (1.71) - 0.85
                                      2015      4.00         0.30 - 2.65       (3.93) - (1.52)
                                      2014      1.65         0.30 - 2.65          5.92 - 13.33

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                        -----------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO         NET
                                            UNITS      HIGHEST ($)    ASSETS ($)
                                        ------------  -------------  ------------
  BHFTI ClearBridge Aggressive    2018    51,154,762   1.10 - 13.41   414,799,286
     Growth Subaccount            2017    57,292,688   1.21 - 14.57   501,767,709
                                  2016    64,680,298   1.05 - 12.43   478,123,942
                                  2015    74,168,853   1.05 - 12.22   526,677,455
                                  2014    83,295,458   1.12 - 12.86   614,674,474

  BHFTI Harris Oakmark            2018    22,374,791    1.39 - 2.57    42,867,838
     International Subaccount     2017    25,199,950    1.86 - 3.40    64,343,029
                                  2016    27,159,458    1.45 - 2.64    53,763,097
                                  2015    31,636,054    1.36 - 2.48    58,322,409
                                  2014    34,506,428    1.45 - 2.63    67,655,904

  BHFTI Invesco Comstock          2018    63,737,613    1.50 - 2.95   138,849,069
     Subaccount                   2017    72,375,071    1.75 - 3.38   182,616,256
                                  2016    83,913,220    1.52 - 2.88   182,714,519
                                  2015    97,875,599    1.33 - 2.47   184,751,261
                                  2014   114,273,627    1.45 - 2.65   233,561,068

  BHFTI Invesco Small Cap Growth  2018     4,114,781    2.12 - 3.87    11,843,374
     Subaccount                   2017     4,505,102    2.38 - 4.32    14,475,753
                                  2016     5,001,924    1.94 - 3.50    12,959,914
                                  2015     5,777,662    1.74 - 3.18    13,547,388
                                  2014     5,841,705    1.81 - 3.29    14,198,348

  BHFTI JPMorgan Small Cap Value  2018     4,117,827    1.64 - 2.18     8,290,881
     Subaccount                   2017     4,789,787    1.94 - 2.56    11,367,369
                                  2016     5,064,644    1.90 - 2.50    11,768,551
                                  2015     5,524,272    1.47 - 1.93     9,963,889
                                  2014     6,763,553    1.60 - 2.11    13,340,006

  BHFTI Loomis Sayles Global      2018    14,244,848    2.83 - 8.28   116,130,303
     Markets Subaccount           2017    15,823,517    3.02 - 8.85   137,653,578
                                  2016    17,610,274    2.48 - 7.26   125,927,258
                                  2015    19,556,931    2.39 - 7.00   135,115,612
                                  2014    21,660,824    2.39 - 6.99   149,334,905

  BHFTI MetLife Multi-Index       2018         7,608  12.91 - 13.36       101,299
     Targeted Risk Subaccount     2017         6,753  14.07 - 14.48        96,752
     (Commenced 4/29/2013 and     2016         9,395  12.32 - 12.61       117,266
     began transactions in 2014)  2015         2,641  11.94 - 12.15        31,905
                                  2014         1,008  12.23 - 12.38        12,424

  BHFTI MFS(R) Research           2018    29,057,675    1.14 - 2.11    45,817,411
     International Subaccount     2017    31,900,957    1.36 - 2.50    59,333,834
                                  2016    36,740,233    1.09 - 1.99    53,978,694
                                  2015    41,917,165    1.12 - 2.04    63,005,452
                                  2014    46,101,233    1.17 - 2.11    72,277,215

  BHFTI Morgan Stanley Mid        2018     3,496,322    1.61 - 4.46     8,695,925
     Cap Growth Subaccount        2017     4,084,676    1.49 - 4.11     9,509,065
                                  2016     4,381,117    1.08 - 2.99     7,516,054
                                  2015     5,073,086    1.21 - 3.32     9,645,446
                                  2014     5,743,592    1.29 - 3.55    11,736,546

                                                  FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  BHFTI ClearBridge Aggressive    2018       0.81        0.30 - 2.60       (9.45) - (7.09)
     Growth Subaccount            2017       0.94        0.30 - 2.60         15.39 - 18.34
                                  2016       0.66        0.30 - 2.60           0.06 - 2.68
                                  2015       0.42        0.30 - 2.60       (6.47) - (4.10)
                                  2014         --        0.30 - 2.60         11.76 - 18.64

  BHFTI Harris Oakmark            2018       1.94        0.30 - 2.60     (25.70) - (23.96)
     International Subaccount     2017       1.77        0.30 - 2.60         27.44 - 30.39
                                  2016       2.40        0.30 - 2.60           5.64 - 8.10
                                  2015       3.22        0.30 - 2.60       (6.77) - (4.60)
                                  2014       2.63        0.30 - 2.70       (8.04) - (5.81)

  BHFTI Invesco Comstock          2018       0.64        0.30 - 2.75     (14.55) - (12.42)
     Subaccount                   2017       2.26        0.30 - 2.75         14.83 - 17.67
                                  2016       2.55        0.30 - 2.75         14.12 - 16.95
                                  2015       2.89        0.30 - 2.75       (8.52) - (6.25)
                                  2014       0.67        0.30 - 2.75           6.01 - 8.98

  BHFTI Invesco Small Cap Growth  2018         --        0.30 - 2.60      (11.40) - (9.05)
     Subaccount                   2017         --        0.30 - 2.60         22.13 - 25.23
                                  2016         --        0.30 - 2.60          8.57 - 11.39
                                  2015       0.12        0.30 - 2.60       (4.23) - (1.72)
                                  2014         --        0.30 - 2.60           5.14 - 7.86

  BHFTI JPMorgan Small Cap Value  2018       1.33        0.30 - 2.60     (15.99) - (14.02)
     Subaccount                   2017       1.33        0.30 - 2.60           0.97 - 3.31
                                  2016       1.85        0.30 - 2.60         27.50 - 30.46
                                  2015       1.39        0.30 - 2.60       (9.63) - (7.53)
                                  2014       1.09        0.30 - 2.60           1.97 - 4.34

  BHFTI Loomis Sayles Global      2018       2.11        0.60 - 1.30       (6.43) - (5.77)
     Markets Subaccount           2017       1.61        0.60 - 1.30         21.74 - 22.60
                                  2016       1.93        0.60 - 1.30           3.67 - 4.40
                                  2015       1.82        0.60 - 1.30           0.16 - 0.86
                                  2014       2.32        0.60 - 1.30           2.41 - 3.13

  BHFTI MetLife Multi-Index       2018       1.71        0.60 - 1.15       (8.25) - (7.74)
     Targeted Risk Subaccount     2017       1.48        0.60 - 1.15         14.23 - 14.85
     (Commenced 4/29/2013 and     2016       1.09        0.60 - 1.15           3.17 - 3.74
     began transactions in 2014)  2015       1.72        0.60 - 1.15       (2.34) - (1.80)
                                  2014         --        0.60 - 1.15           8.01 - 8.61

  BHFTI MFS(R) Research           2018       1.96        0.30 - 2.65     (16.26) - (14.25)
     International Subaccount     2017       1.75        0.30 - 2.65         24.81 - 27.77
                                  2016       2.00        0.30 - 2.65       (3.47) - (1.17)
                                  2015       2.74        0.30 - 2.65       (4.34) - (2.07)
                                  2014       2.28        0.30 - 2.65       (9.38) - (7.23)

  BHFTI Morgan Stanley Mid        2018         --        0.30 - 2.60           7.31 - 9.82
     Cap Growth Subaccount        2017       0.27        0.30 - 2.60         36.33 - 39.49
                                  2016         --        0.30 - 2.60      (10.81) - (8.73)
                                  2015         --        0.30 - 2.60       (7.46) - (5.31)
                                  2014       0.04        0.30 - 2.60         (1.58) - 0.71

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31
                                       ------------------------------------------
                                                       UNIT VALUE
                                                        LOWEST TO         NET
                                            UNITS      HIGHEST ($)    ASSETS ($)
                                       -------------  -------------  ------------
  BHFTI Oppenheimer Global       2018    160,664,481    1.28 - 2.81   268,404,523
     Equity Subaccount           2017    177,903,929    1.51 - 3.29   345,629,105
                                 2016    199,205,510    1.13 - 2.45   285,997,810
                                 2015    223,372,532    1.16 - 2.48   323,609,477
                                 2014    249,440,312    1.15 - 2.50   351,667,634

  BHFTI PIMCO Inflation          2018     30,239,957    1.09 - 1.51    40,399,388
     Protected Bond Subaccount   2017     32,003,367    1.15 - 1.56    44,339,886
                                 2016     35,307,807    1.14 - 1.52    48,063,859
                                 2015     39,426,607    1.11 - 1.47    51,884,514
                                 2014     47,696,077    1.18 - 1.53    65,747,511

  BHFTI PIMCO Total Return       2018     89,062,869    1.27 - 2.18   144,076,290
     Subaccount                  2017     98,723,354    1.30 - 2.20   163,277,023
                                 2016    108,989,879    1.28 - 2.11   175,865,002
                                 2015    125,500,853    1.28 - 2.07   200,669,344
                                 2014    150,568,606    1.32 - 2.09   243,988,067

  BHFTI Schroders Global         2018          3,736  11.97 - 12.57        46,120
     Multi-Asset Subaccount
     (Commenced 4/27/2016 and
     began transactions in 2018)

  BHFTI SSGA Growth and          2018     58,083,774           1.59    92,348,751
     Income ETF Subaccount       2017     64,046,553           1.72   110,308,883
                                 2016     69,381,250           1.51   104,433,234
                                 2015     75,897,851           1.44   109,354,013
                                 2014     82,493,632           1.49   122,762,323

  BHFTI SSGA Growth ETF          2018     77,737,637           1.59   123,572,685
     Subaccount                  2017     84,156,265           1.76   148,452,972
                                 2016     91,144,360           1.49   136,076,571
                                 2015     98,530,509           1.41   139,366,676
                                 2014    107,020,440           1.47   156,905,463

  BHFTI T. Rowe Price Large Cap  2018    149,819,774    1.36 - 9.88   299,862,560
     Value Subaccount            2017    167,544,150   1.63 - 10.98   375,860,857
                                 2016    188,277,959    1.36 - 9.48   366,994,258
                                 2015    215,108,437    1.27 - 8.25   366,982,709
                                 2014    246,029,179    1.35 - 7.43   443,370,558

  BHFTI T. Rowe Price Mid Cap    2018        454,756    1.80 - 3.44     1,275,411
     Growth Subaccount           2017        515,398    1.89 - 3.57     1,483,222
                                 2016        559,197    1.55 - 2.91     1,310,449
                                 2015        890,955    1.50 - 2.78     1,870,191
                                 2014      1,048,455    1.44 - 2.65     2,094,286

  BHFTI Victory Sycamore Mid     2018     19,084,211    1.24 - 2.72    29,300,344
     Cap Value Subaccount        2017     21,415,273    1.41 - 3.08    37,197,594
                                 2016     25,100,728    1.32 - 2.86    40,718,448
                                 2015     27,773,801    1.17 - 2.52    39,601,373
                                 2014     33,040,249    1.32 - 2.82    52,410,952

                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  BHFTI Oppenheimer Global       2018      1.17          0.30 - 2.70    (15.47) - (13.41)
     Equity Subaccount           2017      1.05          0.30 - 2.70        33.10 - 36.32
                                 2016      1.11          0.30 - 2.70      (2.44) - (0.07)
                                 2015      1.11          0.30 - 2.70          1.17 - 3.62
                                 2014      0.97          0.30 - 2.70        (0.58) - 1.84

  BHFTI PIMCO Inflation          2018      1.80          0.30 - 2.75      (4.93) - (2.42)
     Protected Bond Subaccount   2017      1.77          0.30 - 2.75          0.82 - 3.50
                                 2016        --          0.30 - 2.75          2.29 - 4.85
                                 2015      5.06          0.30 - 2.75      (5.60) - (3.20)
                                 2014      1.82          0.30 - 2.75          0.25 - 2.87

  BHFTI PIMCO Total Return       2018      1.36          0.30 - 2.70      (2.90) - (0.53)
     Subaccount                  2017      1.76          0.30 - 2.70          1.72 - 4.19
                                 2016      2.58          0.30 - 2.75        (0.17) - 2.30
                                 2015      5.27          0.30 - 2.75      (2.71) - (0.29)
                                 2014      2.38          0.30 - 2.75          1.37 - 3.88

  BHFTI Schroders Global         2018      1.33          0.30 - 1.15      (6.39) - (5.85)
     Multi-Asset Subaccount
     (Commenced 4/27/2016 and
     began transactions in 2018)

  BHFTI SSGA Growth and          2018      2.33                 1.25               (7.69)
     Income ETF Subaccount       2017      2.43                 1.25                14.42
                                 2016      2.34                 1.25                 4.47
                                 2015      2.30                 1.25               (3.18)
                                 2014      2.26                 1.25                 4.50

  BHFTI SSGA Growth ETF          2018      2.03                 1.25               (9.89)
     Subaccount                  2017      2.09                 1.25                18.15
                                 2016      2.15                 1.25                 5.55
                                 2015      2.01                 1.25               (3.52)
                                 2014      1.89                 1.25                 4.07

  BHFTI T. Rowe Price Large Cap  2018      1.83          0.30 - 2.70       (11.59) - 0.00
     Value Subaccount            2017      2.06          0.30 - 2.70        13.84 - 16.72
                                 2016      2.85          0.30 - 2.75         0.00 - 15.71
                                 2015      1.60          0.30 - 2.75      (6.15) - (3.77)
                                 2014      0.47          0.30 - 2.75         8.25 - 12.94

  BHFTI T. Rowe Price Mid Cap    2018        --          1.55 - 2.65      (4.76) - (3.70)
     Growth Subaccount           2017        --          1.55 - 2.65        21.49 - 22.83
                                 2016        --          1.55 - 2.65          3.44 - 4.58
                                 2015        --          1.55 - 2.65          3.88 - 5.03
                                 2014        --          1.55 - 2.65         9.83 - 11.04

  BHFTI Victory Sycamore Mid     2018      0.60          0.30 - 2.65    (12.51) - (10.42)
     Cap Value Subaccount        2017      0.97          0.30 - 2.65          6.62 - 9.15
                                 2016      0.68          0.30 - 2.65        12.48 - 15.16
                                 2015      0.52          0.30 - 2.70     (11.41) - (9.25)
                                 2014      0.55          0.30 - 2.70          6.72 - 9.31

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                        ------------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO        NET
                                             UNITS       HIGHEST ($)   ASSETS ($)
                                        -------------  -------------  ------------
  BHFTII BlackRock Bond Income    2018     71,016,285    1.06 - 2.28   105,252,233
     Subaccount                   2017     80,540,234    1.10 - 2.31   121,551,846
                                  2016     89,821,850    1.08 - 2.25   132,434,541
                                  2015    101,411,127    1.08 - 2.21   147,353,917
                                  2014    116,573,933    1.11 - 2.23   171,167,569

  BHFTII BlackRock Capital        2018     70,400,985    1.39 - 6.77   172,931,439
     Appreciation Subaccount      2017     80,040,866    1.38 - 6.69   191,718,105
                                  2016     90,233,992    1.04 - 5.06   162,582,117
                                  2015    102,258,198    1.06 - 5.12   186,416,345
                                  2014    116,660,042    1.01 - 4.88   201,471,712

  BHFTII BlackRock Ultra-Short    2018    151,783,168    0.81 - 2.28   169,166,349
     Term Bond Subaccount         2017    163,187,513    0.81 - 2.27   181,229,925
                                  2016    191,490,336    0.83 - 2.28   213,922,334
                                  2015    207,458,223    0.85 - 2.31   234,598,971
                                  2014    228,692,218    0.87 - 2.34   260,029,222

  BHFTII Brighthouse Asset        2018     10,769,566    1.22 - 1.63    14,978,712
     Allocation 20 Subaccount     2017     12,549,984    1.29 - 1.68    18,176,787
                                  2016     14,708,245    1.23 - 1.57    20,218,985
                                  2015     17,745,651    1.21 - 1.51    23,643,801
                                  2014     21,756,153    1.25 - 1.52    29,613,599

  BHFTII Brighthouse Asset        2018     35,459,039    1.26 - 1.72    52,552,153
     Allocation 40 Subaccount     2017     40,415,605    1.36 - 1.80    63,546,568
                                  2016     47,542,265    1.26 - 1.63    68,509,133
                                  2015     54,365,636    1.22 - 1.54    74,878,498
                                  2014     62,281,508    1.25 - 1.56    87,527,049

  BHFTII Brighthouse Asset        2018    252,977,971    1.25 - 1.78   382,433,316
     Allocation 60 Subaccount     2017    277,446,396    1.37 - 1.90   453,115,632
                                  2016    313,013,101    1.23 - 1.66   452,209,477
                                  2015    351,132,615    1.18 - 1.55   480,001,704
                                  2014    393,087,875    1.10 - 1.58   550,983,256

  BHFTII Brighthouse Asset        2018    352,665,496    1.25 - 1.81   526,419,487
     Allocation 80 Subaccount     2017    376,643,089    1.40 - 1.98   622,556,295
                                  2016    406,853,909    1.21 - 1.66   574,285,819
                                  2015    438,830,497    1.15 - 1.55   582,539,493
                                  2014    469,940,862    1.21 - 1.61   645,019,159

  BHFTII Brighthouse/Artisan      2018        398,727    3.11 - 3.47     1,320,037
     Mid Cap Value Subaccount     2017        473,217    3.67 - 4.07     1,833,989
                                  2016        487,877    3.33 - 3.67     1,708,962
                                  2015        516,603    2.77 - 3.03     1,498,283
                                  2014        599,313    3.14 - 3.40     1,961,420

  BHFTII Brighthouse/Dimensional  2018        350,947    1.88 - 2.04       692,783
     International Small Company  2017        315,726    2.43 - 2.61       802,655
     Subaccount                   2016        273,940    1.91 - 2.04       543,802
                                  2015        749,110    1.85 - 1.96     1,434,554
                                  2014        750,406    1.79 - 1.88     1,388,811

                                                  FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  BHFTII BlackRock Bond Income    2018      3.33         0.30 - 2.75       (3.23) - (0.66)
     Subaccount                   2017      3.06         0.30 - 2.75           1.14 - 3.79
                                  2016      3.12         0.30 - 2.75           0.18 - 2.81
                                  2015      3.73         0.30 - 2.75         (2.28) - 0.29
                                  2014      3.45         0.30 - 2.75           4.02 - 6.76

  BHFTII BlackRock Capital        2018      0.12         0.30 - 2.65         (0.28) - 2.12
     Appreciation Subaccount      2017      0.10         0.30 - 2.65         30.31 - 33.53
                                  2016        --         0.30 - 2.65       (2.62) - (0.21)
                                  2015        --         0.30 - 2.65           3.38 - 5.96
                                  2014      0.06         0.30 - 2.65           5.95 - 8.57

  BHFTII BlackRock Ultra-Short    2018      0.98         0.30 - 2.75         (1.12) - 1.50
     Term Bond Subaccount         2017      0.30         0.30 - 2.75         (1.99) - 0.59
                                  2016      0.05         0.30 - 2.75         (2.51) - 0.05
                                  2015        --         0.30 - 2.75       (2.71) - (0.30)
                                  2014        --         0.30 - 2.75       (2.71) - (0.30)

  BHFTII Brighthouse Asset        2018      2.17         0.30 - 2.50       (5.03) - (2.90)
     Allocation 20 Subaccount     2017      2.10         0.30 - 2.50           4.30 - 6.61
                                  2016      3.19         0.30 - 2.50           1.95 - 4.22
                                  2015      2.09         0.30 - 2.50       (3.04) - (0.88)
                                  2014      3.97         0.30 - 2.50           1.89 - 4.16

  BHFTII Brighthouse Asset        2018      2.01         0.30 - 2.60       (6.87) - (4.69)
     Allocation 40 Subaccount     2017      2.02         0.30 - 2.55          7.86 - 10.31
                                  2016      3.55         0.30 - 2.55           3.42 - 5.77
                                  2015      0.27         0.30 - 2.55       (3.56) - (1.37)
                                  2014      2.62         0.30 - 2.65           2.04 - 4.61

  BHFTII Brighthouse Asset        2018      1.64         0.30 - 2.85       (8.78) - (6.41)
     Allocation 60 Subaccount     2017      1.74         0.30 - 2.85         11.52 - 14.39
                                  2016      3.14         0.30 - 2.85           4.10 - 6.78
                                  2015      0.54         0.30 - 2.85       (4.04) - (1.56)
                                  2014      1.72         0.30 - 2.85           1.05 - 4.74

  BHFTII Brighthouse Asset        2018      1.30         0.30 - 2.90      (10.75) - (8.39)
     Allocation 80 Subaccount     2017      1.54         0.30 - 2.90         15.77 - 18.80
                                  2016      2.94         0.30 - 2.90           5.05 - 7.82
                                  2015      0.33         0.30 - 2.90       (4.51) - (1.99)
                                  2014      1.11         0.30 - 2.90           2.22 - 4.91

  BHFTII Brighthouse/Artisan      2018      0.39         1.40 - 2.10     (15.23) - (14.63)
     Mid Cap Value Subaccount     2017      0.49         1.40 - 2.10         10.21 - 10.98
                                  2016      0.87         1.40 - 2.10         20.10 - 20.95
                                  2015      0.94         1.40 - 2.10     (11.54) - (10.92)
                                  2014      0.54         1.40 - 2.10         (0.44) - 0.26

  BHFTII Brighthouse/Dimensional  2018      2.35         1.70 - 2.50     (22.54) - (21.91)
     International Small Company  2017      1.67         1.70 - 2.50         27.24 - 28.25
     Subaccount                   2016      2.61         1.70 - 2.50           3.21 - 4.04
                                  2015      1.68         1.70 - 2.50           3.14 - 3.97
                                  2014      1.56         1.70 - 2.50       (9.00) - (8.27)

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                         AS OF DECEMBER 31
                                            -----------------------------------------
                                                            UNIT VALUE
                                                             LOWEST TO        NET
                                                UNITS       HIGHEST ($)   ASSETS ($)
                                            ------------  -------------  ------------
  BHFTII Brighthouse/Wellington       2018    53,548,074    1.56 - 4.22   207,016,147
     Balanced Subaccount              2017    58,824,155    1.66 - 4.44   239,161,037
                                      2016    64,591,245    1.49 - 3.90   230,965,585
                                      2015    72,571,267    1.43 - 3.69   244,860,534
                                      2014    78,788,126    1.44 - 3.64   263,144,756

  BHFTII Brighthouse/Wellington Core  2018    39,171,051   1.64 - 67.95   102,413,865
     Equity Opportunities Subaccount  2017    45,507,098   1.67 - 68.81   120,932,383
                                      2016    52,226,552   1.43 - 58.47   118,746,402
                                      2015    44,358,088    1.35 - 2.26    80,800,707
                                      2014    53,012,778    1.34 - 2.26    96,109,883

  BHFTII Frontier Mid Cap Growth      2018    37,053,486    1.05 - 2.89    64,833,991
     Subaccount                       2017    41,185,332    1.13 - 3.13    77,610,257
                                      2016    46,769,889    0.92 - 2.54    71,558,936
                                      2015    53,062,687    0.89 - 2.46    78,853,375
                                      2014    59,828,713    0.88 - 2.44    88,449,747

  BHFTII Jennison Growth              2018   188,452,697    1.26 - 3.47   363,480,340
     Subaccount                       2017   208,309,436    1.27 - 3.51   405,643,359
                                      2016   230,334,406    0.94 - 2.60   330,843,366
                                      2015   255,430,902    0.96 - 2.64   370,985,158
                                      2014   283,460,406    0.88 - 2.43   376,259,287

  BHFTII Loomis Sayles Small          2018       257,659    4.85 - 5.90     1,406,195
     Cap Core Subaccount              2017       233,617    5.60 - 6.77     1,468,973
                                      2016       125,626    5.00 - 5.99       695,462
                                      2015       133,839    4.31 - 5.12       637,286
                                      2014       146,236    4.49 - 5.30       725,826

  BHFTII MetLife Aggregate            2018    21,376,472    1.38 - 2.59    51,926,708
     Bond Index Subaccount            2017    23,403,576    1.40 - 2.63    57,551,248
                                      2016    25,927,617    1.37 - 2.58    62,459,481
                                      2015    28,582,132    1.36 - 2.55    68,017,985
                                      2014    31,665,367    1.37 - 2.58    75,845,003

  BHFTII MetLife Mid Cap              2018     6,446,927   2.09 - 37.32    15,350,273
     Stock Index Subaccount           2017     7,333,867   2.39 - 42.33    19,314,230
                                      2016     7,950,996   2.09 - 36.72    17,822,009
                                      2015     8,349,197   1.75 - 30.67    15,269,454
                                      2014     8,659,503   1.82 - 31.61    16,117,119

  BHFTII MetLife MSCI EAFE(R)         2018    18,728,366    1.02 - 2.50    41,661,089
     Index Subaccount                 2017    20,185,195    1.21 - 2.94    52,579,273
                                      2016    22,174,074    0.98 - 2.39    46,547,113
                                      2015    24,065,038    0.99 - 2.38    50,132,009
                                      2014    25,971,462    1.01 - 2.44    55,159,835

  BHFTII MetLife Russell 2000(R)      2018    19,151,054    2.24 - 5.20    89,981,408
     Index Subaccount                 2017    20,998,581    2.56 - 5.92   112,322,154
                                      2016    23,491,682    2.27 - 5.23   110,619,177
                                      2015    25,834,307    1.90 - 4.36   101,108,420
                                      2014    27,782,287    2.02 - 4.62   114,688,189

                                                      FOR THE YEAR ENDED DECEMBER 31
                                            --------------------------------------------------
                                            INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                               INCOME          LOWEST TO          LOWEST TO
                                              RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                            -------------  ----------------  -----------------
  BHFTII Brighthouse/Wellington       2018      1.76         0.30 - 2.65       (6.53) - (4.05)
     Balanced Subaccount              2017      1.91         0.30 - 2.65         11.86 - 14.80
                                      2016      2.75         0.30 - 2.65           3.95 - 6.67
                                      2015      1.96         0.30 - 2.65         (0.38) - 2.27
                                      2014      2.00         0.30 - 2.65          7.40 - 10.22

  BHFTII Brighthouse/Wellington Core  2018      1.63         0.30 - 2.65       (2.97) - (0.39)
     Equity Opportunities Subaccount  2017      1.45         0.30 - 2.65         15.71 - 18.71
                                      2016      1.72         0.30 - 2.65           0.53 - 7.02
                                      2015      1.62         0.30 - 2.65         (0.53) - 2.09
                                      2014      0.56         0.30 - 2.65          5.33 - 10.30

  BHFTII Frontier Mid Cap Growth      2018        --         0.30 - 2.70       (8.38) - (6.05)
     Subaccount                       2017        --         0.30 - 2.70         21.68 - 24.76
                                      2016        --         0.30 - 2.70           2.41 - 4.98
                                      2015        --         0.30 - 2.70         (0.08) - 2.47
                                      2014        --         0.30 - 2.70          7.98 - 10.72

  BHFTII Jennison Growth              2018      0.32         0.30 - 2.70         (2.57) - 0.05
     Subaccount                       2017      0.28         0.30 - 2.70         33.35 - 36.91
                                      2016      0.26         0.30 - 2.70       (3.86) - (0.13)
                                      2015      0.24         0.30 - 2.70          7.59 - 10.45
                                      2014      0.23         0.30 - 2.70          4.51 - 12.77

  BHFTII Loomis Sayles Small          2018        --         1.70 - 2.50     (13.50) - (12.80)
     Cap Core Subaccount              2017      0.05         1.70 - 2.50         12.13 - 13.03
                                      2016      0.06         1.70 - 2.50         16.04 - 16.97
                                      2015        --         1.70 - 2.50       (4.17) - (3.40)
                                      2014        --         1.70 - 2.50           0.95 - 1.76

  BHFTII MetLife Aggregate            2018      3.03         0.30 - 1.30       (1.47) - (0.48)
     Bond Index Subaccount            2017      2.92         0.30 - 1.30           1.93 - 2.95
                                      2016      2.77         0.30 - 1.30           1.03 - 2.04
                                      2015      2.91         0.30 - 1.30       (1.04) - (0.05)
                                      2014      3.02         0.30 - 1.30           4.44 - 5.49

  BHFTII MetLife Mid Cap              2018      1.23         0.30 - 1.25     (12.58) - (11.83)
     Stock Index Subaccount           2017      1.34         0.30 - 1.25         14.28 - 15.26
                                      2016      1.27         0.30 - 1.25         18.71 - 19.72
                                      2015      1.16         0.30 - 1.25       (3.79) - (2.97)
                                      2014      1.01         0.30 - 1.25           7.96 - 8.89

  BHFTII MetLife MSCI EAFE(R)         2018      3.02         0.30 - 1.60     (15.29) - (14.17)
     Index Subaccount                 2017      2.69         0.30 - 1.60         22.93 - 24.53
                                      2016      2.63         0.30 - 1.60         (0.27) - 1.04
                                      2015      3.23         0.30 - 1.60       (2.66) - (1.39)
                                      2014      2.60         0.30 - 1.60       (7.50) - (6.28)

  BHFTII MetLife Russell 2000(R)      2018      1.12         0.30 - 1.65     (12.44) - (11.24)
     Index Subaccount                 2017      1.21         0.30 - 1.65         12.80 - 14.33
                                      2016      1.38         0.30 - 1.65         19.30 - 20.92
                                      2015      1.21         0.30 - 1.65       (5.84) - (4.56)
                                      2014      1.17         0.30 - 1.65           3.32 - 4.72

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31                         FOR THE YEAR ENDED DECEMBER 31
                                       ----------------------------------------   --------------------------------------------------
                                                      UNIT VALUE                  INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                                       LOWEST TO        NET          INCOME          LOWEST TO          LOWEST TO
                                           UNITS      HIGHEST ($)   ASSETS ($)      RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       ------------  ------------  ------------   -------------  ----------------  -----------------
  BHFTII MetLife Stock Index     2018   327,389,149  1.57 - 45.64   755,196,430       1.78         0.28 - 3.50       (7.99) - (4.87)
     Subaccount                  2017   361,289,220  1.64 - 48.32   884,599,164       1.75         0.28 - 3.50         17.25 - 21.20
                                 2016   399,744,544  1.40 - 40.16   818,490,354       1.98         0.28 - 3.50          7.70 - 11.36
                                 2015   444,545,333  1.29 - 36.32   825,958,902       1.72         0.28 - 3.50         (2.41) - 0.88
                                 2014   512,472,472  1.22 - 36.26   948,735,700       1.69         0.28 - 3.50          9.37 - 13.05

  BHFTII MFS(R) Total Return     2018   107,311,664   1.22 - 4.34   277,060,117       2.13         0.30 - 2.75       (8.38) - (6.04)
     Subaccount                  2017   121,012,734   1.33 - 4.66   336,697,082       2.35         0.30 - 2.75          9.13 - 11.89
                                 2016   138,074,749   1.22 - 4.20   347,116,215       2.73         0.30 - 2.75           5.97 - 8.65
                                 2015   157,676,884   1.15 - 3.90   367,197,782       2.42         0.30 - 2.75       (3.10) - (0.65)
                                 2014   181,477,236   1.19 - 3.96   427,404,149       2.25         0.30 - 2.75           5.42 - 8.09

  BHFTII MFS(R) Value            2018    43,397,961   1.36 - 2.90   105,118,219       1.48         0.30 - 2.65     (12.56) - (10.32)
     Subaccount                  2017    47,045,537   1.56 - 3.26   128,018,025       2.01         0.30 - 2.65         14.57 - 17.65
                                 2016    54,400,150   1.36 - 2.83   126,985,750       2.24         0.30 - 2.75         11.00 - 14.05
                                 2015    61,186,657   1.22 - 2.53   126,858,359       2.66         0.30 - 2.75       (3.07) - (0.45)
                                 2014    71,426,723   1.26 - 2.59   149,803,816       1.64         0.30 - 2.75          7.72 - 10.48

  BHFTII Neuberger Berman        2018    17,310,381   1.44 - 4.56    49,617,508       0.31         0.30 - 2.65       (9.43) - (6.98)
     Genesis Subaccount          2017    19,224,324   1.58 - 4.92    59,769,456       0.38         0.30 - 2.65         12.48 - 15.41
                                 2016    22,363,400   1.40 - 4.28    61,097,301       0.43         0.30 - 2.65         15.30 - 18.33
                                 2015    25,655,787   1.20 - 3.63    59,714,866       0.38         0.30 - 2.65         (2.25) - 0.28
                                 2014    30,031,861   1.23 - 3.63    69,389,880       0.37         0.30 - 2.65       (2.91) - (0.29)

  BHFTII T. Rowe Price Large     2018    22,058,904   2.03 - 4.12    55,949,934       0.22         0.30 - 2.65       (3.71) - (1.45)
     Cap Growth Subaccount       2017    24,505,822   2.11 - 4.18    63,630,978       0.10         0.30 - 2.65         30.06 - 33.08
                                 2016    26,687,817   1.62 - 3.14    52,673,898         --         0.30 - 2.65         (1.07) - 1.23
                                 2015    29,861,303   1.64 - 3.11    58,885,774       0.01         0.30 - 2.65          7.68 - 10.18
                                 2014    33,034,416   1.52 - 2.82    59,661,381         --         0.30 - 2.65          6.03 - 13.92

  BHFTII T. Rowe Price Small     2018    34,048,706   1.97 - 4.49    99,301,511         --         0.30 - 2.65       (9.23) - (7.06)
     Cap Growth Subaccount       2017    37,310,815   2.17 - 4.84   118,103,918       0.07         0.30 - 2.65         19.34 - 22.17
                                 2016    41,499,662   1.82 - 3.98   108,651,167       0.03         0.30 - 2.65          8.57 - 11.15
                                 2015    46,060,640   1.68 - 3.59   109,539,493         --         0.30 - 2.65         (0.22) - 2.16
                                 2014    50,212,351   1.68 - 3.52   118,139,543         --         0.30 - 2.65           3.86 - 6.33

  BHFTII Western Asset           2018    26,066,458  1.24 - 43.29   133,489,367       5.34         0.30 - 2.75       (6.54) - (4.09)
     Management Strategic Bond   2017    29,601,617  1.32 - 45.14   161,437,591       3.86         0.30 - 2.75           5.06 - 7.90
     Opportunities Subaccount    2016    32,467,046  1.25 - 41.83   170,890,372       2.14         0.30 - 2.75           3.17 - 7.29
                                 2015    19,595,073   1.18 - 2.94    32,316,442       4.93         1.17 - 2.60       (4.52) - (2.86)
                                 2014    23,348,172   1.08 - 3.03    39,669,737       5.32         1.17 - 2.60           0.50 - 4.24

  BHFTII Western Asset           2018    39,125,839   1.02 - 2.59    61,098,385       2.32         0.15 - 2.45         (1.49) - 0.82
     Management U.S. Government  2017    44,189,926   1.04 - 2.59    68,510,028       2.66         0.15 - 2.45         (0.53) - 1.78
     Subaccount                  2016    49,146,509   1.04 - 2.57    75,272,260       2.62         0.15 - 2.45         (1.17) - 1.13
                                 2015    53,614,394   1.05 - 2.57    82,426,356       2.32         0.15 - 2.45         (1.86) - 0.42
                                 2014    64,344,337   1.07 - 2.58    98,096,572       1.96         0.15 - 2.45           0.32 - 2.66

  Delaware VIP Small Cap Value   2018     2,189,895   3.02 - 5.40     8,251,064       0.86         0.30 - 1.30     (17.80) - (16.97)
     Subaccount                  2017     2,506,672   3.63 - 6.52    11,407,245       0.86         0.30 - 1.30         10.61 - 11.72
                                 2016     2,764,340   3.25 - 5.85    11,287,261       0.98         0.30 - 1.30         29.71 - 31.01
                                 2015     2,998,177   2.48 - 4.48     9,400,488       0.73         0.30 - 1.30       (7.43) - (6.50)
                                 2014     3,517,796   2.65 - 4.81    11,900,887       0.57         0.30 - 1.30           4.50 - 5.55

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                         -----------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO         NET
                                             UNITS      HIGHEST ($)    ASSETS ($)
                                         ------------  -------------  ------------
  Dreyfus Sustainable U.S. Equity  2018       251,679    1.73 - 2.28       529,454
     Subaccount                    2017       246,933    1.86 - 2.43       553,728
                                   2016       252,898    1.66 - 2.14       503,431
                                   2015       253,443    1.55 - 1.98       467,910
                                   2014       380,167    1.65 - 2.08       754,943

  DWS Government & Agency          2018     1,293,246    1.05 - 1.24     1,505,979
     Securities VIP Subaccount     2017     1,461,872    1.07 - 1.26     1,729,536
                                   2016     1,896,941    1.09 - 1.26     2,265,390
                                   2015     2,061,094    1.11 - 1.27     2,487,768
                                   2014     2,276,924    1.14 - 1.30     2,817,918

  DWS Small Mid Cap Value VIP      2018     1,228,018    1.87 - 2.89     3,204,277
     Subaccount                    2017     1,290,516    2.30 - 3.51     4,107,166
                                   2016     1,431,523    2.14 - 3.24     4,233,440
                                   2015     1,750,951    1.65 - 2.82     4,507,291
                                   2014     2,326,077    1.73 - 2.93     6,302,015

  Fidelity(R) VIP Contrafund       2018    57,487,411    1.96 - 3.32   173,689,860
     Subaccount                    2017    64,652,989    2.14 - 3.61   212,284,338
                                   2016    73,454,530    1.80 - 3.00   200,953,161
                                   2015    82,770,515    1.71 - 2.82   213,090,938
                                   2014    92,864,202    1.74 - 2.85   240,965,803

  Fidelity(R) VIP Dynamic Capital  2018       628,126    1.89 - 3.43     1,565,732
     Appreciation Subaccount       2017       699,361    2.02 - 3.62     1,870,222
                                   2016       826,298    1.66 - 2.94     1,801,247
                                   2015       934,036    1.64 - 2.87     2,014,900
                                   2014     1,011,331    1.64 - 2.85     2,212,496

  Fidelity(R) VIP Equity-Income    2018    38,772,632    1.80 - 5.17   192,945,322
     Subaccount                    2017    42,812,375    2.00 - 5.71   235,072,085
                                   2016    47,642,339    1.81 - 5.12   233,851,528
                                   2015    52,549,940    1.57 - 4.40   220,784,877
                                   2014    58,365,899    1.67 - 4.64   257,632,017

  Fidelity(R) VIP Freedom 2020     2018       198,054    1.79 - 2.01       366,988
     Subaccount                    2017       161,933    1.93 - 2.15       321,970
     (Commenced 5/1/2015)          2016       242,680    1.68 - 1.85       425,855
                                   2015        42,288    1.61 - 1.65        69,713

  Fidelity(R) VIP Freedom 2025     2018       482,273    1.90 - 2.13       942,996
     Subaccount                    2017       160,567    2.06 - 2.21       339,959
     (Commenced 5/1/2015)          2016       181,641    1.77 - 1.89       335,281
                                   2015       104,718    1.69 - 1.75       182,283

  Fidelity(R) VIP Freedom 2030     2018       286,413    1.87 - 2.05       563,583
     Subaccount                    2017       249,380    2.10 - 2.33       540,637
     (Commenced 5/1/2015)          2016       298,697    1.76 - 1.94       561,340
                                   2015       240,061    1.67 - 1.83       429,195

  Fidelity(R) VIP Freedom 2040     2018        61,131    2.52 - 2.74       157,143
     Subaccount                    2017        43,802    2.84 - 3.06       126,195
     (Commenced 5/1/2015)          2016        26,379    2.33 - 2.49        62,152
                                   2015         4,565    2.21 - 2.25        10,128

                                                   FOR THE YEAR ENDED DECEMBER 31
                                         --------------------------------------------------
                                         INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                            INCOME          LOWEST TO          LOWEST TO
                                           RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                         -------------  ----------------  -----------------
  Dreyfus Sustainable U.S. Equity  2018      1.47         1.55 - 2.65       (7.15) - (6.11)
     Subaccount                    2017      0.92         1.55 - 2.65         12.04 - 13.28
                                   2016      1.02         1.55 - 2.65           7.20 - 8.38
                                   2015      0.83         1.55 - 2.65       (5.94) - (4.90)
                                   2014      0.84         1.55 - 2.65         10.17 - 11.39

  DWS Government & Agency          2018      2.37         1.55 - 2.65       (2.44) - (1.36)
     Securities VIP Subaccount     2017      2.19         1.55 - 2.65       (1.33) - (0.25)
                                   2016      2.75         1.55 - 2.65       (1.85) - (0.76)
                                   2015      2.44         1.55 - 2.65       (2.97) - (1.90)
                                   2014      2.00         1.55 - 2.65           2.21 - 3.34

  DWS Small Mid Cap Value VIP      2018      0.99         1.55 - 2.65     (18.53) - (17.62)
     Subaccount                    2017      0.38         1.55 - 2.65           7.26 - 8.44
                                   2016      0.24         1.55 - 2.65         13.42 - 14.68
                                   2015        --         1.55 - 2.65       (4.77) - (3.72)
                                   2014      0.46         1.55 - 2.65           2.34 - 3.48

  Fidelity(R) VIP Contrafund       2018      0.45         0.30 - 2.65       (9.10) - (6.92)
     Subaccount                    2017      0.78         0.30 - 2.65         18.42 - 21.22
                                   2016      0.62         0.30 - 2.65           4.91 - 7.41
                                   2015      0.79         0.30 - 2.65         (2.21) - 0.11
                                   2014      0.72         0.30 - 2.65          8.73 - 11.32

  Fidelity(R) VIP Dynamic Capital  2018      0.34         0.30 - 2.50       (7.52) - (5.45)
     Appreciation Subaccount       2017      0.62         0.30 - 2.50         20.46 - 23.13
                                   2016      0.69         0.30 - 2.50           0.12 - 2.35
                                   2015      0.55         0.30 - 2.50         (1.47) - 0.72
                                   2014      0.20         0.30 - 2.50          7.93 - 10.33

  Fidelity(R) VIP Equity-Income    2018      2.21         0.30 - 1.90      (10.27) - (8.57)
     Subaccount                    2017      1.67         0.30 - 1.90         10.54 - 12.56
                                   2016      2.27         0.30 - 1.90         15.49 - 17.66
                                   2015      3.07         0.30 - 1.90       (6.04) - (4.25)
                                   2014      2.77         0.30 - 1.90           6.44 - 8.39

  Fidelity(R) VIP Freedom 2020     2018      1.48         0.30 - 1.15       (7.16) - (6.36)
     Subaccount                    2017      1.40         0.30 - 1.15         14.93 - 15.91
     (Commenced 5/1/2015)          2016      1.67         0.30 - 1.15           4.59 - 5.49
                                   2015      2.21         0.90 - 1.15       (4.96) - (4.81)

  Fidelity(R) VIP Freedom 2025     2018      2.26         0.30 - 1.15       (7.85) - (7.06)
     Subaccount                    2017      1.12         0.60 - 1.15         16.23 - 16.87
     (Commenced 5/1/2015)          2016      1.67         0.60 - 1.15           4.77 - 5.35
                                   2015      4.15         0.80 - 1.15       (5.34) - (5.12)

  Fidelity(R) VIP Freedom 2030     2018      1.17         0.60 - 1.30       (9.25) - (8.61)
     Subaccount                    2017      1.39         0.30 - 1.15         19.32 - 20.33
     (Commenced 5/1/2015)          2016      1.34         0.30 - 1.15           5.16 - 6.06
                                   2015      9.73         0.30 - 1.15       (5.97) - (5.43)

  Fidelity(R) VIP Freedom 2040     2018      1.00         0.30 - 1.15     (11.16) - (10.39)
     Subaccount                    2017      1.15         0.30 - 1.15         21.89 - 22.93
     (Commenced 5/1/2015)          2016      1.60         0.30 - 1.15           5.31 - 6.21
                                   2015      3.45         0.90 - 1.15       (6.19) - (6.04)

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                       AS OF DECEMBER 31
                                          -----------------------------------------
                                                          UNIT VALUE
                                                           LOWEST TO        NET
                                              UNITS       HIGHEST ($)   ASSETS ($)
                                          ------------  -------------  ------------
  Fidelity(R) VIP Freedom 2050      2018       140,023    2.58 - 2.80       371,752
     Subaccount                     2017        38,641    2.90 - 3.12       114,743
     (Commenced 5/1/2015)           2016        19,737    2.38 - 2.54        47,803
                                    2015         2,194    2.26 - 2.30         4,997

  Fidelity(R) VIP FundsManager 60%  2018    42,848,800  13.12 - 15.39   570,284,109
     Subaccount                     2017    44,882,793  14.32 - 16.56   651,221,411
     (Commenced 11/17/2014)         2016    46,892,598  12.50 - 14.26   593,192,621
                                    2015    43,562,575  12.19 - 13.70   537,008,428
                                    2014     3,719,213          12.62    46,949,186

  Fidelity(R) VIP High Income       2018     4,644,052    1.92 - 3.38    15,648,435
     Subaccount                     2017     5,206,840    2.01 - 3.54    18,374,730
                                    2016     5,826,650    1.90 - 3.36    19,469,815
                                    2015     6,309,633    1.68 - 2.97    18,631,012
                                    2014     7,082,915    1.77 - 3.12    21,901,589

  Fidelity(R) VIP Mid Cap           2018    57,879,679    1.93 - 4.00   200,990,838
     Subaccount                     2017    63,984,525    2.32 - 4.72   263,863,750
                                    2016    70,833,034    1.97 - 3.94   245,490,758
                                    2015    78,497,047    1.80 - 3.55   246,200,236
                                    2014    88,269,188    1.87 - 3.67   284,320,518

  FTVIPT Franklin Income VIP        2018     7,205,410    1.49 - 6.52    15,473,523
     Subaccount                     2017     8,450,684    1.59 - 6.91    19,075,858
                                    2016     9,501,555    1.49 - 6.39    19,714,285
                                    2015    11,175,992    1.34 - 5.68    21,261,003
                                    2014    13,052,798    1.47 - 6.20    28,076,571

  FTVIPT Franklin Mutual            2018     5,820,994    1.82 - 2.09    11,189,550
     Shares VIP Subaccount          2017     6,577,838    2.03 - 2.33    14,138,169
                                    2016     7,345,721    1.91 - 2.18    14,806,916
                                    2015     9,109,098    1.68 - 1.91    16,047,671
                                    2014    11,130,280    1.80 - 2.04    20,922,139

  FTVIPT Franklin Rising            2018     4,760,651    1.65 - 2.79    12,059,825
     Dividends VIP Subaccount       2017     5,463,493    1.79 - 2.98    14,883,621
                                    2016     6,189,662    1.53 - 2.51    14,124,147
                                    2015     7,513,466    1.56 - 2.20    15,073,297
                                    2014     9,499,985    1.45 - 2.32    20,296,254

  FTVIPT Franklin Small-Mid         2018     8,887,240    1.57 - 2.90    19,886,572
     Cap Growth VIP Subaccount      2017    10,078,397    1.69 - 3.12    24,229,242
                                    2016    11,640,861    1.42 - 2.61    23,462,681
                                    2015    13,151,027    1.38 - 2.56    26,005,031
                                    2014    15,338,031    1.45 - 2.67    31,983,347

  FTVIPT Templeton Developing       2018     7,069,382    1.87 - 2.85    14,319,195
     Markets VIP Subaccount         2017     7,812,223    2.25 - 3.43    19,036,999
                                    2016     8,328,861    1.48 - 2.48    14,638,051
                                    2015     9,114,020    1.28 - 2.14    13,806,146
                                    2014    10,086,656    1.62 - 2.70    19,231,372

                                                     FOR THE YEAR ENDED DECEMBER 31
                                          --------------------------------------------------
                                          INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                             INCOME          LOWEST TO          LOWEST TO
                                            RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                          -------------  ----------------  -----------------
  Fidelity(R) VIP Freedom 2050      2018      1.46         0.30 - 1.15     (11.16) - (10.40)
     Subaccount                     2017      1.55         0.30 - 1.15         21.90 - 22.93
     (Commenced 5/1/2015)           2016      3.14         0.30 - 1.15           5.34 - 6.24
                                    2015      3.42         0.90 - 1.15       (6.24) - (6.09)

  Fidelity(R) VIP FundsManager 60%  2018      1.23         0.70 - 2.10       (8.39) - (7.10)
     Subaccount                     2017      1.09         0.70 - 2.10         14.56 - 16.17
     (Commenced 11/17/2014)         2016      1.27         0.70 - 2.10           2.61 - 4.06
                                    2015      1.75         0.70 - 2.10       (1.68) - (0.29)
                                    2014      2.66                1.85                  0.55

  Fidelity(R) VIP High Income       2018      5.39         0.95 - 1.30       (4.54) - (4.20)
     Subaccount                     2017      5.17         0.95 - 1.30           5.56 - 5.93
                                    2016      5.27         0.95 - 1.30         13.13 - 13.52
                                    2015      6.30         0.95 - 1.30       (4.87) - (4.54)
                                    2014      5.49         0.95 - 1.30         (0.15) - 0.20

  Fidelity(R) VIP Mid Cap           2018      0.39         0.30 - 2.65     (17.02) - (15.03)
     Subaccount                     2017      0.48         0.30 - 2.65         17.39 - 20.18
                                    2016      0.31         0.30 - 2.65          9.00 - 11.59
                                    2015      0.24         0.30 - 2.65       (4.20) - (1.92)
                                    2014      0.02         0.30 - 2.65           3.26 - 5.71

  FTVIPT Franklin Income VIP        2018      4.88         1.30 - 2.55       (6.73) - (5.55)
     Subaccount                     2017      4.14         1.30 - 2.55           6.92 - 8.26
                                    2016      4.99         1.30 - 2.55         11.15 - 12.55
                                    2015      4.61         1.30 - 2.55       (9.40) - (8.25)
                                    2014      5.23         1.30 - 2.60           1.93 - 3.26

  FTVIPT Franklin Mutual            2018      2.36         1.40 - 1.90     (10.79) - (10.34)
     Shares VIP Subaccount          2017      2.23         1.40 - 1.90           6.31 - 6.85
                                    2016      1.95         1.40 - 1.90         13.87 - 14.44
                                    2015      2.97         1.40 - 1.90       (6.73) - (6.26)
                                    2014      1.94         1.40 - 1.90           5.11 - 5.63

  FTVIPT Franklin Rising            2018      1.27         1.50 - 3.05       (7.94) - (6.50)
     Dividends VIP Subaccount       2017      1.53         1.50 - 3.05         16.95 - 18.77
                                    2016      1.41         1.50 - 3.05         12.56 - 14.31
                                    2015      1.41         1.50 - 2.70       (6.22) - (5.08)
                                    2014      1.34         1.50 - 3.05           5.46 - 7.10

  FTVIPT Franklin Small-Mid         2018        --         1.25 - 2.70       (7.91) - (6.55)
     Cap Growth VIP Subaccount      2017        --         1.25 - 2.70         18.18 - 19.90
                                    2016        --         1.25 - 2.75           1.34 - 2.88
                                    2015        --         1.25 - 2.75       (5.30) - (3.87)
                                    2014        --         1.25 - 2.75           4.56 - 6.14

  FTVIPT Templeton Developing       2018      0.87         0.30 - 1.40     (16.97) - (16.05)
     Markets VIP Subaccount         2017      0.98         0.30 - 1.40         38.46 - 39.99
                                    2016      0.83         0.30 - 1.80         15.35 - 17.09
                                    2015      2.04         0.30 - 1.80     (21.04) - (19.84)
                                    2014      1.48         0.30 - 1.80      (10.03) - (8.67)

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                        AS OF DECEMBER 31
                                            -----------------------------------------
                                                           UNIT VALUE
                                                            LOWEST TO         NET
                                                UNITS      HIGHEST ($)    ASSETS ($)
                                            ------------  -------------  ------------
  FTVIPT Templeton Foreign VIP        2018    28,049,760    1.06 - 2.02    43,703,190
     Subaccount                       2017    29,831,295    1.29 - 2.43    55,918,436
                                      2016    33,932,017    1.14 - 2.12    55,454,715
                                      2015    37,823,632    1.09 - 2.01    58,736,117
                                      2014    42,645,501    1.20 - 2.19    72,158,890

  Invesco V.I. Comstock               2018     2,240,752    1.14 - 2.40     3,687,615
     Subaccount                       2017     2,636,942    1.31 - 2.78     4,984,389
                                      2016     3,342,163    1.13 - 2.39     5,383,720
                                      2015     3,897,706    0.98 - 2.07     5,511,939
                                      2014     4,455,900    1.06 - 2.24     6,878,913

  Invesco V.I. Diversified Dividend   2018       409,495    1.60 - 1.99       740,498
     Subaccount                       2017       551,287    1.74 - 2.19     1,111,690
                                      2016       662,469    1.64 - 2.06     1,252,863
                                      2015       764,684    1.46 - 1.83     1,284,340
                                      2014       832,783    1.47 - 1.82     1,404,784

  Invesco V.I. Equity and Income      2018    17,005,128    2.17 - 2.35    38,404,499
     Subaccount                       2017    19,267,979    2.45 - 2.64    49,006,572
                                      2016    21,314,043    2.25 - 2.41    49,784,834
                                      2015    25,216,381    2.00 - 2.13    52,124,645
                                      2014    30,474,326    2.09 - 2.22    65,679,718

  Invesco V.I. Government Securities  2018     4,822,600    0.98 - 1.56     5,682,200
     Subaccount                       2017     5,816,467    1.00 - 1.57     6,969,659
                                      2016     6,167,486    1.01 - 1.56     7,417,830
                                      2015     7,219,285    1.02 - 1.57     8,782,732
                                      2014     8,543,666    1.05 - 1.58    10,593,179

  Invesco V.I. Managed Volatility     2018       452,625    2.07 - 2.62     1,089,586
     Subaccount                       2017       502,004    2.39 - 2.99     1,387,711
                                      2016       479,925    2.22 - 2.75     1,233,406
                                      2015       572,546    1.69 - 2.53     1,350,241
                                      2014       663,209    1.78 - 2.62     1,632,992

  Invesco V.I. S&P 500 Index          2018     1,323,036    1.87 - 2.44     2,944,765
     Subaccount                       2017       782,152    2.01 - 2.61     1,832,641
                                      2016       960,831    1.70 - 2.19     1,905,676
                                      2015     1,204,868    1.57 - 2.00     2,194,793
                                      2014     1,281,929    1.59 - 2.02     2,376,295

  Janus Henderson Enterprise          2018     5,565,999    1.34 - 4.79    11,953,242
     Subaccount                       2017     6,515,151    1.37 - 4.90    13,908,202
                                      2016     7,167,800    1.10 - 3.92    12,288,719
                                      2015     7,987,829    1.00 - 3.56    12,285,705
                                      2014     9,230,937    0.98 - 3.49    13,633,114

  Janus Henderson Global Research     2018       318,483    1.27 - 2.11       540,551
     Subaccount                       2017       313,454    1.39 - 2.28       578,032
                                      2016       442,005    1.11 - 1.80       675,764
                                      2015       539,820    1.10 - 1.77       803,814
                                      2014       634,971    1.15 - 1.83       964,819

                                                      FOR THE YEAR ENDED DECEMBER 31
                                            --------------------------------------------------
                                            INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                               INCOME          LOWEST TO          LOWEST TO
                                              RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                            -------------  ----------------  -----------------
  FTVIPT Templeton Foreign VIP        2018       2.67        0.30 - 2.70     (17.71) - (15.70)
     Subaccount                       2017       2.59        0.30 - 2.70         13.59 - 16.34
                                      2016       1.96        0.30 - 2.70           4.32 - 6.85
                                      2015       3.24        0.30 - 2.70       (8.99) - (6.77)
                                      2014       1.87        0.30 - 2.70     (13.50) - (11.40)

  Invesco V.I. Comstock               2018       1.63        1.40 - 2.60     (14.43) - (13.39)
     Subaccount                       2017       2.02        1.40 - 2.60         14.84 - 16.22
                                      2016       1.58        1.40 - 2.60         14.29 - 15.67
                                      2015       1.92        1.40 - 2.60       (8.40) - (7.29)
                                      2014       1.26        1.40 - 2.60           6.58 - 7.87

  Invesco V.I. Diversified Dividend   2018       1.81        1.60 - 2.50      (10.10) - (9.29)
     Subaccount                       2017       1.39        1.60 - 2.50           5.68 - 6.63
                                      2016       1.19        1.60 - 2.50         11.71 - 12.72
                                      2015       1.43        1.60 - 2.50         (0.70) - 0.20
                                      2014       1.51        1.60 - 2.50          9.76 - 10.75

  Invesco V.I. Equity and Income      2018       1.94        1.40 - 1.90     (11.44) - (10.99)
     Subaccount                       2017       1.44        1.40 - 1.90           8.70 - 9.24
                                      2016       1.62        1.40 - 1.90         12.67 - 13.24
                                      2015       2.21        1.40 - 1.90       (4.42) - (3.94)
                                      2014       1.51        1.40 - 1.90           6.72 - 7.25

  Invesco V.I. Government Securities  2018       1.90        1.40 - 2.50       (2.20) - (0.85)
     Subaccount                       2017       1.84        1.40 - 2.50         (0.78) - 0.54
                                      2016       1.73        1.40 - 2.50       (1.49) - (0.18)
                                      2015       1.94        1.40 - 2.60       (2.51) - (1.05)
                                      2014       2.85        1.40 - 2.60           1.22 - 2.69

  Invesco V.I. Managed Volatility     2018       1.69        1.55 - 2.65     (13.34) - (12.38)
     Subaccount                       2017       1.35        1.55 - 2.65           7.68 - 8.86
                                      2016       1.83        1.55 - 2.65           7.72 - 8.91
                                      2015       1.36        1.55 - 2.65       (4.71) - (3.66)
                                      2014       2.80        1.55 - 2.65         17.42 - 18.71

  Invesco V.I. S&P 500 Index          2018       1.87        1.55 - 2.60       (7.52) - (6.54)
     Subaccount                       2017       1.42        1.55 - 2.60         17.91 - 19.15
                                      2016       1.46        1.55 - 2.60           8.34 - 9.49
                                      2015       1.50        1.55 - 2.60       (1.81) - (0.77)
                                      2014       1.57        1.55 - 2.60         10.06 - 11.22

  Janus Henderson Enterprise          2018       0.11        0.30 - 2.60       (3.23) - (0.96)
     Subaccount                       2017       0.14        0.30 - 2.60         23.84 - 26.71
                                      2016       0.02        0.30 - 2.60          9.23 - 11.77
                                      2015       0.51        0.30 - 2.60           1.10 - 3.46
                                      2014       0.03        0.30 - 2.60          9.36 - 11.91

  Janus Henderson Global Research     2018       0.99        0.30 - 1.30       (8.29) - (7.36)
     Subaccount                       2017       0.65        0.30 - 1.30         25.05 - 26.30
                                      2016       0.93        0.30 - 1.30           0.50 - 1.51
                                      2015       0.53        0.30 - 1.30       (3.79) - (2.82)
                                      2014       0.94        0.30 - 1.30           5.80 - 6.86

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                         -----------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO        NET
                                             UNITS       HIGHEST ($)   ASSETS ($)
                                         ------------  -------------  ------------
  Janus Henderson Overseas         2018    17,322,943    0.98 - 2.29    25,260,443
     Subaccount                    2017    18,998,239    1.18 - 2.77    33,244,470
                                   2016    21,264,741    0.92 - 2.16    28,762,285
                                   2015    23,066,962    1.00 - 2.37    33,941,265
                                   2014    25,235,388    1.12 - 2.66    41,260,094

  LMPVET ClearBridge Variable      2018   119,153,039    1.91 - 3.21   269,466,054
     Aggressive Growth Subaccount  2017   134,149,456    2.12 - 3.57   336,447,646
                                   2016   149,943,278    1.85 - 3.12   328,523,979
                                   2015   167,403,724    1.86 - 3.14   368,227,608
                                   2014   192,876,953    1.92 - 3.26   439,598,703

  LMPVET ClearBridge Variable      2018    84,781,289    2.05 - 3.33   218,901,424
     Appreciation Subaccount       2017    96,572,458    2.14 - 3.43   257,501,920
                                   2016   108,364,235    1.84 - 2.91   245,202,993
                                   2015   123,885,127    1.72 - 2.69   259,099,416
                                   2014   144,399,729    1.74 - 2.69   301,511,929

  LMPVET ClearBridge Variable      2018    36,497,382    1.57 - 2.86    74,936,378
     Dividend Strategy Subaccount  2017    41,985,161    1.70 - 3.02    92,746,208
                                   2016    47,652,023    1.46 - 2.55    90,118,532
                                   2015    54,421,552    1.31 - 2.23    91,048,394
                                   2014    63,992,104    1.01 - 2.37   114,208,205

  LMPVET ClearBridge Variable      2018    30,132,940    2.22 - 4.38    85,877,435
     Large Cap Growth Subaccount   2017    34,020,176    2.27 - 4.41    98,400,581
                                   2016    38,109,335    1.84 - 3.52    89,099,797
                                   2015    42,889,895    1.74 - 3.30    94,894,567
                                   2014    49,849,619    1.61 - 3.02   101,931,592

  LMPVET ClearBridge Variable      2018    40,390,179    1.79 - 3.54    89,737,968
     Large Cap Value Subaccount    2017    45,833,043    1.99 - 3.91   113,614,584
                                   2016    51,880,204    1.77 - 3.42   114,104,961
                                   2015    57,721,574    1.60 - 3.05   114,052,269
                                   2014    66,183,724    1.59 - 3.15   136,570,924

  LMPVET ClearBridge Variable      2018     9,957,705    2.00 - 3.00    25,013,906
     Mid Cap Subaccount            2017    11,000,494    2.35 - 3.48    32,116,047
                                   2016    12,172,388    2.14 - 3.12    32,071,788
                                   2015    13,634,362    2.01 - 2.90    33,367,358
                                   2014    15,892,449    2.02 - 2.87    38,689,450

  LMPVET ClearBridge Variable      2018    13,501,466    2.34 - 4.54    43,386,308
     Small Cap Growth Subaccount   2017    15,012,882    2.32 - 4.47    47,414,500
                                   2016    17,150,904    1.92 - 3.66    44,384,618
                                   2015    19,565,583    1.86 - 3.52    48,622,214
                                   2014    22,972,604    1.99 - 3.75    60,699,074

  LMPVET QS Variable Conservative  2018    17,662,861    1.78 - 2.53    35,760,148
     Growth Subaccount             2017    20,110,531    1.90 - 2.68    43,196,195
                                   2016    23,074,759    1.70 - 2.39    44,206,329
                                   2015    26,949,264    1.62 - 2.25    48,860,860
                                   2014    31,787,275    1.67 - 2.30    59,118,500

                                                   FOR THE YEAR ENDED DECEMBER 31
                                         --------------------------------------------------
                                         INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                            INCOME          LOWEST TO          LOWEST TO
                                           RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                         -------------  ----------------  -----------------
  Janus Henderson Overseas         2018      1.65         1.25 - 2.50     (17.24) - (16.20)
     Subaccount                    2017      1.58         1.25 - 2.50         27.59 - 29.18
                                   2016      4.68         1.25 - 2.50       (9.01) - (7.87)
                                   2015      0.51         1.25 - 2.50      (11.06) - (9.94)
                                   2014      2.99         1.25 - 2.50     (14.27) - (13.19)

  LMPVET ClearBridge Variable      2018      0.58         0.30 - 2.60      (10.93) - (8.62)
     Aggressive Growth Subaccount  2017      0.48         0.30 - 2.60         13.02 - 15.94
                                   2016      0.62         0.30 - 2.60         (1.65) - 0.90
                                   2015      0.33         0.30 - 2.60       (4.46) - (2.03)
                                   2014      0.16         0.30 - 2.65         16.94 - 20.03

  LMPVET ClearBridge Variable      2018      1.22         0.30 - 2.70       (4.37) - (2.04)
     Appreciation Subaccount       2017      1.16         0.30 - 2.70         16.37 - 19.19
                                   2016      1.27         0.30 - 2.70           6.85 - 9.44
                                   2015      1.14         0.30 - 2.70         (1.11) - 1.30
                                   2014      1.11         0.30 - 2.70          8.04 - 10.66

  LMPVET ClearBridge Variable      2018      1.39         0.30 - 2.75       (7.59) - (5.14)
     Dividend Strategy Subaccount  2017      1.35         0.30 - 2.75         15.79 - 18.82
                                   2016      1.42         0.30 - 2.75          9.76 - 66.26
                                   2015      1.61         0.30 - 2.75       (7.03) - (4.59)
                                   2014      1.98         0.30 - 2.75          8.44 - 13.27

  LMPVET ClearBridge Variable      2018      0.29         0.30 - 2.70       (2.66) - (0.28)
     Large Cap Growth Subaccount   2017      0.22         0.30 - 2.70         22.43 - 25.39
                                   2016      0.50         0.30 - 2.70           4.53 - 7.07
                                   2015      0.46         0.30 - 2.70           6.87 - 9.46
                                   2014      0.50         0.30 - 2.70         10.95 - 13.65

  LMPVET ClearBridge Variable      2018      1.47         0.30 - 2.60      (11.23) - (9.15)
     Large Cap Value Subaccount    2017      1.34         0.30 - 2.60         11.90 - 14.49
                                   2016      1.51         0.30 - 2.60         10.10 - 12.66
                                   2015      1.40         0.30 - 2.60       (5.36) - (3.16)
                                   2014      1.73         0.30 - 2.70          8.73 - 11.37

  LMPVET ClearBridge Variable      2018      0.48         1.30 - 2.70     (14.86) - (13.66)
     Mid Cap Subaccount            2017      0.42         1.30 - 2.70          9.80 - 11.35
                                   2016      0.87         1.30 - 2.70           6.43 - 7.93
                                   2015      0.06         1.30 - 2.70         (0.42) - 0.98
                                   2014      0.27         1.30 - 2.70           5.24 - 6.72

  LMPVET ClearBridge Variable      2018        --         0.30 - 2.60           0.77 - 3.12
     Small Cap Growth Subaccount   2017        --         0.30 - 2.60         21.09 - 23.89
                                   2016        --         0.30 - 2.60           3.09 - 5.49
                                   2015        --         0.30 - 2.60       (6.83) - (4.66)
                                   2014        --         0.30 - 2.60           1.41 - 3.77

  LMPVET QS Variable Conservative  2018      2.47         1.17 - 1.90       (6.21) - (5.52)
     Growth Subaccount             2017      2.30         1.17 - 1.90         11.42 - 12.23
                                   2016      2.28         1.17 - 1.90           5.41 - 6.18
                                   2015      1.90         1.17 - 1.90       (3.05) - (2.33)
                                   2014      2.36         1.17 - 1.90           2.93 - 3.69

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                    AS OF DECEMBER 31                        FOR THE YEAR ENDED DECEMBER 31
                                        ----------------------------------------  --------------------------------------------------
                                                       UNIT VALUE                 INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                                        LOWEST TO        NET         INCOME          LOWEST TO          LOWEST TO
                                            UNITS      HIGHEST ($)   ASSETS ($)     RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        ------------  ------------  ------------  -------------  ----------------  -----------------
  LMPVET QS Variable Growth       2018     9,281,538   1.69 - 2.36    17,063,862      2.49         1.17 - 1.90       (9.78) - (9.12)
     Subaccount                   2017    10,586,246   1.88 - 2.60    21,581,386      1.79         1.17 - 1.90         17.10 - 17.95
                                  2016    11,742,495   1.60 - 2.20    20,311,234      1.41         1.17 - 1.90           6.46 - 7.24
                                  2015    13,074,765   1.51 - 2.05    21,126,287      1.32         1.17 - 1.90       (4.07) - (3.37)
                                  2014    14,489,682   1.57 - 2.12    24,272,556      1.71         1.17 - 1.90           2.72 - 3.47

  LMPVET QS Variable Moderate     2018    13,338,146   1.74 - 2.32    24,860,029      2.43         1.17 - 1.90       (8.05) - (7.37)
     Growth Subaccount            2017    14,659,035   1.89 - 2.51    29,571,019      2.03         1.17 - 1.90         14.54 - 15.37
                                  2016    17,102,253   1.65 - 2.17    30,093,587      2.04         1.17 - 1.90           5.96 - 6.74
                                  2015    18,733,090   1.56 - 2.04    30,991,123      1.66         1.17 - 1.90       (3.64) - (2.93)
                                  2014    21,841,591   1.62 - 2.10    37,227,976      1.84         1.17 - 1.90           2.93 - 3.69

  LMPVIT Western Asset Core       2018    22,876,891   1.67 - 3.05    48,591,233      3.50         0.30 - 2.60       (4.76) - (2.53)
     Plus Subaccount              2017    25,751,135   1.75 - 3.15    56,825,306      4.21         0.30 - 2.60           3.04 - 5.43
                                  2016    28,322,927   1.65 - 3.02    60,157,955      2.15         0.30 - 2.60           1.86 - 4.23
                                  2015    32,101,360   1.62 - 2.92    66,305,234      1.44         0.30 - 2.60         (1.40) - 0.89
                                  2014    37,890,107   1.61 - 2.92    78,692,683      6.77         0.30 - 2.60       (2.89) - (0.63)

  LMPVIT Western Asset Variable   2018     2,235,410   1.43 - 2.51     4,432,351      4.84         1.40 - 2.60       (6.40) - (5.26)
     Global High Yield Bond       2017     2,624,916   1.53 - 2.65     5,506,595      5.14         1.40 - 2.60           5.87 - 7.15
     Subaccount                   2016     2,810,318   1.44 - 2.47     5,438,686      5.97         1.40 - 2.60         12.64 - 14.00
                                  2015     3,405,003   1.28 - 2.17     5,805,010      5.63         1.40 - 2.60       (8.26) - (7.15)
                                  2014     4,116,947   1.40 - 2.34     7,593,996      6.42         1.40 - 2.60       (3.69) - (2.53)

  Morgan Stanley VIS Multi Cap    2018       190,740   3.53 - 4.28       750,841        --         2.00 - 2.50         10.19 - 10.74
     Growth Subaccount            2017       235,084   3.19 - 3.86       843,503        --         2.00 - 2.50         45.34 - 46.07
                                  2016       274,685   2.18 - 2.65       678,520        --         1.85 - 2.50       (6.03) - (5.41)
                                  2015       302,631   2.31 - 2.80       790,647        --         1.85 - 2.50           5.66 - 6.35
                                  2014       367,876   2.18 - 2.64       914,004        --         1.85 - 2.50           2.84 - 3.51

  Pioneer VCT Mid Cap Value       2018     5,701,177   1.53 - 2.50    12,504,657      0.45         1.40 - 2.70     (21.65) - (20.62)
     Subaccount                   2017     6,893,599   1.96 - 3.16    19,106,036      0.62         1.40 - 2.70          9.87 - 11.30
                                  2016     7,793,599   1.77 - 2.84    19,478,488      0.48         1.40 - 2.75         13.08 - 14.61
                                  2015     9,348,957   1.56 - 2.48    20,514,005      0.55         1.40 - 2.75       (8.89) - (7.66)
                                  2014    11,449,417   1.72 - 2.69    27,355,302      0.66         1.40 - 2.75         11.69 - 13.20

  Pioneer VCT Real Estate Shares  2018     1,813,291   1.92 - 3.19     5,099,045      2.44         1.55 - 2.70      (10.02) - (8.97)
     Subaccount                   2017     2,056,973   2.11 - 3.51     6,348,577      2.27         1.55 - 2.70           0.56 - 1.72
                                  2016     2,487,870   2.08 - 3.45     7,545,087      3.21         1.55 - 2.70           3.00 - 4.19
                                  2015     2,872,791   2.00 - 3.31     8,432,222      2.02         1.55 - 2.70           1.73 - 2.91
                                  2014     3,456,891   1.95 - 3.22     9,986,466      2.29         1.50 - 2.70         27.08 - 28.62

  TAP 1919 Variable Socially      2018     9,675,047   1.48 - 4.93    31,150,846      0.97         0.30 - 2.50       (3.40) - (1.24)
     Responsive Balanced          2017    10,714,035   1.51 - 5.04    35,135,405      1.03         0.30 - 2.30         14.10 - 16.40
     Subaccount                   2016    12,016,499   1.31 - 4.37    34,122,083      0.91         0.30 - 2.30           3.82 - 5.92
                                  2015    13,640,111   1.25 - 4.17    36,506,368      1.19         0.30 - 2.50       (4.14) - (2.01)
                                  2014    15,783,435   1.29 - 4.29    43,091,030      0.85         0.30 - 2.50           6.61 - 8.98

  VIF Growth Subaccount           2018     2,182,332   2.30 - 4.62     7,029,706        --         1.40 - 2.50           4.87 - 6.04
                                  2017     2,315,867   2.17 - 4.37     7,108,200        --         1.40 - 2.50         39.63 - 41.16
                                  2016     2,605,136   1.54 - 3.11     5,650,496        --         1.40 - 2.50       (4.06) - (3.00)
                                  2015     2,947,999   1.59 - 3.23     6,666,780        --         1.40 - 2.50          9.47 - 10.68
                                  2014     3,258,928   1.44 - 2.93     6,688,278        --         1.40 - 2.50           3.73 - 4.88

    BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



8.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)



1 These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying portfolio, series or fund, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying portfolio, series or fund in which the Subaccount invests. The investment income ratio is calculated as a weighted average ratio since the Subaccount may invest in two or more share classes, within the underlying portfolio, series or fund of the trusts which may have unique investment income ratios.

2 These amounts represent annualized contract expenses of each of the applicable Subaccounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio, series or fund have been excluded.

3 These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Subaccount.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

        Index to Consolidated Financial Statements, Notes and Schedules

                                                                                                            Page
                                                                                                        --------
Report of Independent Registered Public Accounting Firm................................................    2
Financial Statements at December 31, 2018 and 2017 and for the Years Ended December 31, 2018, 2017 and
  2016:
 Consolidated Balance Sheets...........................................................................    3
 Consolidated Statements of Operations.................................................................    4
 Consolidated Statements of Comprehensive Income (Loss)................................................    5
 Consolidated Statements of Equity.....................................................................    6
 Consolidated Statements of Cash Flows.................................................................    7
Notes to the Consolidated Financial Statements
 Note 1 -- Business, Basis of Presentation and Summary of Significant Accounting Policies..............    9
 Note 2 -- Segment Information.........................................................................    21
 Note 3 -- Organizational Changes......................................................................    25
 Note 4 -- Insurance...................................................................................    26
 Note 5 -- Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles.........    31
 Note 6 -- Reinsurance.................................................................................    32
 Note 7 -- Investments.................................................................................    37
 Note 8 -- Derivatives.................................................................................    48
 Note 9 -- Fair Value..................................................................................    59
 Note 10 -- Long-term Debt.............................................................................    69
 Note 11 -- Equity.....................................................................................    70
 Note 12 -- Other Revenues and Other Expenses..........................................................    75
 Note 13 -- Income Tax.................................................................................    76
 Note 14 -- Contingencies, Commitments and Guarantees..................................................    79
 Note 15 -- Related Party Transactions.................................................................    81
 Note 16 -- Subsequent Events..........................................................................    82
Financial Statement Schedules at December 31, 2018 and 2017 and for the Years Ended December 31, 2018,
  2017 and 2016:
 Schedule I -- Consolidated Summary of Investments -- Other Than Investments in Related Parties........    83
 Schedule II -- Condensed Financial Information (Parent Company Only)..................................    84
 Schedule III -- Consolidated Supplementary Insurance Information......................................    89
 Schedule IV -- Consolidated Reinsurance...............................................................    91

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the stockholder and the Board of Directors of Brighthouse Life Insurance Company

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Brighthouse Life Insurance Company and subsidiaries (the "Company") as of December 31, 2018 and 2017, and the related consolidated statements of operations, comprehensive income (loss), equity, and cash flows for each of the three years in the period ended December 31, 2018, and the related notes and the schedules listed in the Index to the Consolidated Financial Statements, Notes and Schedules (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2018 and 2017, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2018, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP
Charlotte, North Carolina
March 5, 2019

We have served as the Company's auditor since 2005.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                          Consolidated Balance Sheets
                          December 31, 2018 and 2017

                (In millions, except share and per share data)

                                                                                                2018       2017
                                                                                           ---------  ---------
Assets
Investments:
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost:
 $59,672 and $58,599, respectively).......................................................  $ 61,348   $ 63,333
Equity securities, at estimated fair value................................................       140        161
Mortgage loans (net of valuation allowances of $56 and $46, respectively).................    13,596     10,640
Policy loans..............................................................................     1,001      1,106
Real estate joint ventures................................................................       451        433
Other limited partnership interests.......................................................     1,839      1,667
Short-term investments, principally at estimated fair value...............................        --        269
Other invested assets, principally at estimated fair value................................     3,037      2,519
                                                                                           ---------  ---------
   Total investments......................................................................    81,412     80,128
Cash and cash equivalents.................................................................     3,494      1,363
Accrued investment income.................................................................       704        575
Premiums, reinsurance and other receivables...............................................    13,113     12,918
Deferred policy acquisition costs and value of business acquired..........................     5,086      5,623
Current income tax recoverable............................................................         1        735
Other assets..............................................................................       509        547
Separate account assets...................................................................    91,511    110,156
                                                                                           ---------  ---------
     Total assets.........................................................................  $195,830   $212,045
                                                                                           =========  =========
Liabilities and Equity
Liabilities
Future policy benefits....................................................................  $ 35,588   $ 35,715
Policyholder account balances.............................................................    39,330     37,069
Other policy-related balances.............................................................     2,728      2,720
Payables for collateral under securities loaned and other transactions....................     5,047      4,158
Long-term debt............................................................................       434         46
Current income tax payable................................................................         2         --
Deferred income tax liability.............................................................       944        894
Other liabilities.........................................................................     3,455      4,419
Separate account liabilities..............................................................    91,511    110,156
                                                                                           ---------  ---------
   Total liabilities......................................................................   179,039    195,177
                                                                                           ---------  ---------
Contingencies, Commitments and Guarantees (Note 14)
Equity
Brighthouse Life Insurance Company's stockholder's equity:
Common stock, par value $25,000 per share; 4,000 shares authorized; 3,000 shares issued
 and outstanding..........................................................................        75         75
Additional paid-in capital................................................................    19,073     19,073
Retained earnings (deficit)...............................................................    (3,090)    (4,132)
Accumulated other comprehensive income (loss).............................................       718      1,837
                                                                                           ---------  ---------
   Total Brighthouse Life Insurance Company's stockholder's equity........................    16,776     16,853
Noncontrolling interests..................................................................        15         15
                                                                                           ---------  ---------
   Total equity...........................................................................    16,791     16,868
                                                                                           ---------  ---------
   Total liabilities and equity...........................................................  $195,830   $212,045
                                                                                           =========  =========

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                                              2018     2017     2016
                                                                                           -------  -------  -------
Revenues
Premiums..................................................................................  $  869  $   828  $ 1,180
Universal life and investment-type product policy fees....................................   3,190    3,156    3,097
Net investment income.....................................................................   3,235    2,973    3,111
Other revenues............................................................................     287      336      709
Net investment gains (losses).............................................................    (204)     (27)     (67)
Net derivative gains (losses).............................................................     745   (1,468)  (5,770)
                                                                                           -------  -------  -------
 Total revenues...........................................................................   8,122    5,798    2,260
                                                                                           -------  -------  -------
Expenses
Policyholder benefits and claims..........................................................   3,180    3,594    3,738
Interest credited to policyholder account balances........................................   1,047    1,076    1,131
Amortization of deferred policy acquisition costs and value of business acquired..........   1,011      916     (225)
Other expenses............................................................................   1,763    1,833    2,081
                                                                                           -------  -------  -------
 Total expenses...........................................................................   7,001    7,419    6,725
                                                                                           -------  -------  -------
Income (loss) before provision for income tax.............................................   1,121   (1,621)  (4,465)
Provision for income tax expense (benefit)................................................     153     (738)  (1,690)
                                                                                           -------  -------  -------
 Net income (loss)........................................................................     968     (883)  (2,775)
Less: Net income (loss) attributable to noncontrolling interests..........................       1       --       --
                                                                                           -------  -------  -------
 Net income (loss) attributable to Brighthouse Life Insurance Company.....................  $  967  $  (883) $(2,775)
                                                                                           =======  =======  =======

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

            Consolidated Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                                                   2018     2017     2016
                                                                                                -------  -------  -------
Net income (loss).............................................................................. $   968    $(883) $(2,775)
Other comprehensive income (loss):.............................................................
Unrealized investment gains (losses), net of related offsets...................................  (1,355)     590     (535)
Unrealized gains (losses) on derivatives.......................................................      22     (166)      27
Foreign currency translation adjustments.......................................................      (4)       9       (3)
                                                                                                -------  -------  -------
 Other comprehensive income (loss), before income tax..........................................  (1,337)     433     (511)
Income tax (expense) benefit related to items of other comprehensive income (loss).............     297      156      165
                                                                                                -------  -------  -------
 Other comprehensive income (loss), net of income tax..........................................  (1,040)     589     (346)
                                                                                                -------  -------  -------
 Comprehensive income (loss)...................................................................     (72)    (294)  (3,121)
Less: Comprehensive income (loss) attributable to noncontrolling interests, net of income tax..       1       --       --
                                                                                                -------  -------  -------
 Comprehensive income (loss) attributable to Brighthouse Life Insurance Company................ $   (73)   $(294) $(3,121)
                                                                                                =======  =======  =======

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                       Consolidated Statements of Equity
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                                        Brighthouse
                                                                         Accumulated   Life Insurance
                                                Additional   Retained       Other        Company's
                                       Common   Paid-in       Earnings  Comprehensive  Stockholder's   Noncontrolling   Total
                                       Stock    Capital     (Deficit)   Income (Loss)      Equity        Interests       Equity
                                     -------- ------------  ----------  -------------  --------------  --------------  --------
Balance at December 31, 2015........      $75      $16,850     $   117        $ 1,594         $18,636             $--   $18,636
Capital contributions from MetLife,
 Inc................................                 1,637                                      1,637                     1,637
Dividends paid to MetLife, Inc......                    --        (261)                          (261)                     (261)
Return of capital...................                   (26)                                       (26)                      (26)
Net income (loss)...................                            (2,775)            --          (2,775)                   (2,775)
Other comprehensive income (loss),
 net of income tax..................                                             (346)           (346)                     (346)
                                     -------- ------------  ----------  -------------  --------------  --------------  --------
Balance at December 31, 2016........       75       18,461      (2,919)         1,248          16,865              --    16,865
Sale of operating joint venture
 interest to former affiliate.......                   202                                        202                       202
Return of capital...................                (2,737)                                    (2,737)                   (2,737)
Capital contributions...............                 3,147                                      3,147                     3,147
Change in noncontrolling interests..                                                               --              15        15
Net income (loss)...................                              (883)                          (883)                     (883)
Effect of change in accounting
 principle..........................                              (330)           330              --                        --
Other comprehensive income (loss),
 net of income tax..................                                              259             259                       259
                                     -------- ------------  ----------  -------------  --------------  --------------  --------
Balance at December 31, 2017........       75       19,073      (4,132)         1,837          16,853              15    16,868
Cumulative effect of change in
 accounting principle and other,
 net of income tax (Note 1).........                                75            (79)             (4)                       (4)
                                     -------- ------------  ----------  -------------  --------------  --------------  --------
Balance at January 1, 2018..........       75       19,073      (4,057)         1,758          16,849              15    16,864
Change in noncontrolling interests..                                                               --              (1)       (1)
Net income (loss)...................                               967                            967               1       968
Other comprehensive income (loss),
 net of income tax..................                                           (1,040)         (1,040)                   (1,040)
                                     -------- ------------  ----------  -------------  --------------  --------------  --------
Balance at December 31, 2018........      $75      $19,073     $(3,090)       $   718         $16,776             $15   $16,791
                                     ======== ============  ==========  =============  ==============  ==============  ========

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                                                        2018      2017      2016
                                                                                                    --------  --------  --------
Cash flows from operating activities
Net income (loss).................................................................................. $    968  $   (883) $ (2,775)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
  Depreciation and amortization expenses...........................................................       14        25        56
  Amortization of premiums and accretion of discounts associated with investments, net.............     (259)     (271)     (231)
  (Gains) losses on investments, net...............................................................      204        27        67
  (Gains) losses on derivatives, net...............................................................     (102)    3,084     6,998
  (Income) loss from equity method investments, net of dividends and distributions.................      (66)      (50)       26
  Interest credited to policyholder account balances...............................................    1,047     1,076     1,131
  Universal life and investment-type product policy fees...........................................   (3,190)   (3,156)   (3,097)
  Goodwill impairment..............................................................................       --        --       381
  Change in accrued investment income..............................................................     (177)      (80)      (35)
  Change in premiums, reinsurance and other receivables............................................     (224)       55        45
  Change in deferred policy acquisition costs and value of business acquired, net..................      689       660      (555)
  Change in income tax.............................................................................    1,111        --    (1,830)
  Change in other assets...........................................................................    2,063     2,176     2,152
  Change in future policy benefits and other policy-related balances...............................    1,386     1,522     2,404
  Change in other liabilities......................................................................       94      (314)     (590)
  Other, net.......................................................................................       63        75       (16)
                                                                                                    --------  --------  --------
Net cash provided by (used in) operating activities................................................    3,621     3,946     4,131
                                                                                                    --------  --------  --------
Cash flows from investing activities
Sales, maturities and repayments of:
  Fixed maturity securities........................................................................   15,621    16,409    45,460
  Equity securities................................................................................       22        97       224
  Mortgage loans...................................................................................      793       761     1,560
  Real estate joint ventures.......................................................................       87        77       446
  Other limited partnership interests..............................................................      187       262       417
Purchases of:
  Fixed maturity securities........................................................................  (16,427)  (17,811)  (39,097)
  Equity securities................................................................................       (2)       (2)      (58)
  Mortgage loans...................................................................................   (3,890)   (2,044)   (2,847)
  Real estate joint ventures.......................................................................      (31)     (268)      (75)
  Other limited partnership interests..............................................................     (327)     (263)     (203)
Cash received in connection with freestanding derivatives..........................................    1,802     1,859       707
Cash paid in connection with freestanding derivatives..............................................   (2,938)   (3,829)   (2,764)
Issuance of loan to affiliate......................................................................       (2)       --        --
Sale of operating joint venture interest to a former affiliate.....................................       --        42        --
Receipts on loans to a former affiliate............................................................       --        --        50
Net change in policy loans.........................................................................      105       (14)      109
Net change in short-term investments...............................................................      269     1,057       596
Net change in other invested assets................................................................      (17)      (16)        7
                                                                                                    --------  --------  --------
Net cash provided by (used in) investing activities................................................ $ (4,748) $ (3,683) $  4,532
                                                                                                    --------  --------  --------

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

               Consolidated Statements of Cash Flows (continued)
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                                     2018      2017      2016
                                                                                 --------  --------  --------
Cash flows from financing activities
Policyholder account balances:
 Deposits.......................................................................  $ 5,899   $ 4,381  $ 10,040
 Withdrawals....................................................................   (3,400)   (3,114)  (12,292)
Net change in payables for collateral under securities loaned and other
 transactions...................................................................      889    (3,139)   (3,251)
Long-term debt issued...........................................................      228        --        --
Long-term debt repaid...........................................................       (9)      (13)      (26)
Returns of capital..............................................................       --    (3,425)       --
Capital contributions...........................................................       --     1,300     1,688
Capital contribution associated with the sale of operating joint venture
 interest to a former affiliate.................................................       --       202        --
Dividend paid to MetLife, Inc...................................................       --        --      (261)
Financing element on certain derivative instruments and other derivative
 related transactions, net......................................................     (303)     (149)   (1,011)
Other, net......................................................................      (46)       --        --
                                                                                 --------  --------  --------
Net cash provided by (used in) financing activities.............................    3,258    (3,957)   (5,113)
                                                                                 --------  --------  --------
Change in cash, cash equivalents and restricted cash............................    2,131    (3,694)    3,550
Cash, cash equivalents and restricted cash, beginning of year...................    1,363     5,057     1,507
                                                                                 --------  --------  --------
Cash, cash equivalents and restricted cash, end of year.........................  $ 3,494   $ 1,363  $  5,057
                                                                                 ========  ========  ========
Supplemental disclosures of cash flow information
Net cash paid (received) for:
 Interest.......................................................................  $     3   $    81  $    130
                                                                                 ========  ========  ========
 Income tax.....................................................................  $  (891)  $  (684) $    150
                                                                                 ========  ========  ========
Non-cash transactions:
 Transfer of fixed maturity securities from former affiliates...................  $    --   $    --  $  4,030
                                                                                 ========  ========  ========
 Transfer of mortgage loans from former affiliates..............................  $    --   $    --  $    662
                                                                                 ========  ========  ========
 Transfer of short-term investments from former affiliates......................  $    --   $    --  $     94
                                                                                 ========  ========  ========
 Transfer of fixed maturity securities to former affiliates.....................  $    --   $   293  $    346
                                                                                 ========  ========  ========
 Reduction of other invested assets in connection with affiliated reinsurance
   transactions.................................................................  $    --   $    --  $    676
                                                                                 ========  ========  ========
 Reduction of policyholder account balances in connection with reinsurance
   transactions.................................................................  $    --   $   293  $     --
                                                                                 ========  ========  ========

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

   "BLIC" and the "Company" refer to Brighthouse Life Insurance Company, a Delaware corporation originally incorporated in Connecticut in 1863, and its subsidiaries. Brighthouse Life Insurance Company is a wholly-owned subsidiary of Brighthouse Holdings, LLC ("Brighthouse Holdings"), which until July 28, 2017 was a direct wholly-owned subsidiary of MetLife, Inc. (MetLife, Inc., together with its subsidiaries and affiliates, "MetLife").

   The Company offers a range of individual annuities and individual life insurance products. The Company is organized into three segments: Annuities; Life; and Run-off. In addition, the Company reports certain of its results of operations in Corporate & Other.

   In 2016, MetLife announced its plan to pursue the separation of a substantial portion of its former U.S. retail business (the "Separation".) Until the completion of the Separation on August 4, 2017, Brighthouse Financial, Inc. ("BHF," together with its subsidiaries and affiliates, "Brighthouse Financial") was a wholly-owned subsidiary of MetLife, Inc. MetLife, Inc. undertook several actions, including an internal reorganization involving its U.S. retail business (the "Restructuring") to include Brighthouse Life Insurance Company and certain affiliates in the separated business. In connection with the Restructuring, effective April 2017, following receipt of applicable regulatory approvals, MetLife, Inc. contributed certain affiliated reinsurance companies and Brighthouse Life Insurance Company of NY ("BHNY") to Brighthouse Life Insurance Company. The affiliated reinsurance companies were then merged into Brighthouse Reinsurance Company of Delaware ("BRCD"), a licensed reinsurance subsidiary of Brighthouse Life Insurance Company. See Note 3 for further information on this change, which was applied retrospectively. On July 28, 2017, MetLife, Inc. contributed Brighthouse Holdings to BHF, resulting in Brighthouse Life Insurance Company becoming an indirect wholly-owned subsidiary of BHF. On August 4, 2017, MetLife, Inc. completed the Separation through a distribution of 80.8% of MetLife, Inc.'s interest in BHF, to holders of MetLife, Inc. common stock.

   On June 14, 2018, MetLife, Inc. divested its remaining shares of BHF common stock (the "MetLife Divestiture"). As a result, MetLife, Inc. and its subsidiaries and affiliates are no longer considered related parties subsequent to the MetLife Divestiture.

Basis of Presentation

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported on the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from these estimates.

  Consolidation

     The accompanying consolidated financial statements include the accounts of Brighthouse Life Insurance Company and its subsidiaries, as well as partnerships and joint ventures in which the Company has control. Intercompany accounts and transactions have been eliminated.

     The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests when it has more than a minor ownership interest or more than a minor influence over the investee's operations. The Company generally recognizes its share of the investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period. When the Company has virtually no influence over the investee's operations, the investment is carried at fair value.

  Reclassifications

     Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as discussed throughout the Notes to the Consolidated Financial Statements. Additionally, effective January 1, 2018 the Company recorded an increase to other liabilities of $46 million, a decrease to deferred tax liabilities of $22 million, a decrease to accumulated other comprehensive income ("AOCI") of $64 million, and an increase to retained earnings (deficit) of $40 million, to reflect an adjustment, net of tax, to prior year accretion of certain investments in redeemable preferred stock.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

Summary of Significant Accounting Policies

  Insurance

   Future Policy Benefit Liabilities and Policyholder Account Balances

      The Company establishes liabilities for future amounts payable under insurance policies. Insurance liabilities are generally equal to the present value of future expected benefits to be paid, reduced by the present value of future expected net premiums. Assumptions used to measure the liability are based on the Company's experience and include a margin for adverse deviation. The principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, benefit utilization and withdrawals, policy lapse, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type.

      For traditional long duration insurance contracts (term, whole-life insurance and income annuities), assumptions are determined at issuance of the policy and are not updated unless a premium deficiency exists. A premium deficiency exists when the liability for future policy benefits plus the present value of expected future gross premiums are less than expected future benefits and expenses (based on current assumptions). When a premium deficiency exists, the Company will reduce any deferred acquisition costs and may also establish an additional liability to eliminate the deficiency. To assess whether a premium deficiency exists, the Company groups insurance contracts based on the manner acquired, serviced and the measurement of profitability. In applying the profitability criteria, groupings are limited by segment.

      In certain cases, the liability for an insurance product may be sufficient in the aggregate, but the pattern of future earnings may result in profits followed by losses. In these situations, the Company may establish an additional liability to offset the losses that are expected to be recognized in later years.

      Policyholder account balances relate to customer deposits on universal life insurance and deferred annuity contracts and are equal to the sum of deposits, plus interest credited, less charges and withdrawals.

      Liabilities for secondary guarantees on universal and variable life insurance contracts are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the contract period based on total expected assessments. The Company also maintains a liability for profits followed by losses on universal life insurance with secondary guarantees. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC") and are reviewed and updated at least annually. The assumptions of investment performance and volatility for variable products are consistent with historical experience of the appropriate underlying separate account funds. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

      See "--Variable Annuity Guarantees" for additional information on the Company's variable annuity guarantee features that are accounted for as insurance liabilities and recorded in future policy benefits, as well as the guarantee features that are accounted for at fair value as embedded derivatives and recorded in policyholder account balances.

   Recognition of Insurance Revenues and Deposits

      Premiums related to traditional life insurance and annuity contracts are recognized as revenues when due from policyholders. When premiums are due over a significantly shorter period than the period over which policyholder benefits are incurred, any excess profit is deferred and recognized into earnings in proportion to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

      Deposits related to universal life insurance, deferred annuity contracts and investment contracts are credited to policyholder account balances. Revenues from such contracts consist of asset-based investment management fees, mortality charges, risk charges, policy administration fees and surrender charges. These fees are recognized when assessed to the contract holder and are included in universal life and investment-type product policy fees on the statements of operations.

      Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. These costs mainly consist of commissions and include the portion of employees' compensation and benefits related to time spent selling, underwriting or processing the issuance of new insurance contracts. All other acquisition-related costs are expensed as incurred.

     Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity and investment-type contracts in-force as of the acquisition date. The estimated fair value of the acquired contracts is based on projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors.

     The Company amortizes DAC and VOBA related to term life insurance, non participating whole life and immediate annuities over the appropriate premium paying period in proportion to the actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policy benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits.

     The Company amortizes DAC and VOBA on deferred annuities, universal life and variable life insurance contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon investment returns in excess of the amounts credited to policyholders, mortality, persistency, benefit elections and withdrawals, interest crediting rates, and expenses to administer the business. When significant negative gross profits are expected in future periods, the Company substitutes the amount of insurance in-force for expected future gross profits as the amortization basis for DAC.

     Assumptions for DAC and VOBA are reviewed at least annually, and if they change significantly, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to net income. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to net income. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits.

     The Company updates expected future gross profits to reflect the actual gross profits for each period, including changes to its nonperformance risk related to embedded derivatives and the actual amount of business remaining in-force. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to net income. The opposite result occurs when the actual gross profits are below the previously expected future gross profits.

     DAC and VOBA balances on deferred annuities, universal and variable life insurance contracts are also adjusted to reflect the effect of investment gains and losses and certain embedded derivatives (including changes in nonperformance risk). These adjustments can create fluctuations in net income from period to period. Changes in DAC and VOBA balances related to unrealized gains and losses are recorded to other comprehensive income (loss) ("OCI").

     DAC and VOBA balances and amortization for variable contracts can be significantly impacted by changes in expected future gross profits related to projected separate account rates of return. The Company's practice of determining changes in separate account returns assumes that long-term appreciation in equity markets is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

     Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of an existing contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If a modification is considered to have substantially changed the contract, the associated DAC or VOBA is written off immediately as net income and any new acquisition costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


     See Note 5 for additional information on DAC and VOBA.

     The Company also has deferred sales inducements ("DSI") and value of distribution agreements ("VODA") which are included in other assets. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of DSI is included in policyholder benefits and claims. VODA represents the present value of expected future profits associated with the expected future business derived from the distribution agreements acquired as part of a business combination. The VODA associated with past business combinations is amortized over useful lives ranging from 10 to 40 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a possible impairment exists, the Company reviews DSI and VODA to determine whether the assets are impaired.

  Reinsurance

     The Company enters into reinsurance arrangements pursuant to which it cedes certain insurance risks to unaffiliated reinsurers. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The accounting for reinsurance arrangements depends on whether the arrangement provides indemnification against loss or liability relating to insurance risk in accordance with GAAP.

     For ceded reinsurance of existing in-force blocks of insurance contracts that transfer significant insurance risk, the difference, if any, between the amounts paid or received, and the liabilities ceded or assumed related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts.

     If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

     The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. Under certain reinsurance agreements, the Company withholds the funds rather than transferring the underlying investments and, as a result, records a funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio. Certain funds withheld arrangements may also contain embedded derivatives measured at fair value that are related to the investment return on the assets withheld.

     The Company accounts for assumed reinsurance similar to directly written business, except for guaranteed minimum income benefits ("GMIBs"), where a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives.

  Variable Annuity Guarantees

     The Company issues certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (the "Benefit Base") less withdrawals. In some cases, the Benefit Base may be increased by additional deposits, bonus amounts, accruals or optional market value step-ups.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


     Certain of the Company's variable annuity guarantee features are accounted for as insurance liabilities and recorded in future policy benefits while others are accounted for at fair value as embedded derivatives and recorded in policyholder account balances. Generally, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or (ii) annuitization. Alternatively, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize, that is, the policyholder can receive the guarantee on a net basis. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models. Further, changes in assumptions, principally involving behavior, can result in a change of expected future cash outflows of a guarantee between portions accounted for as insurance liabilities and portions accounted for as embedded derivatives.

     Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the life contingent portion of the guaranteed minimum withdrawal benefits ("GMWBs") and the portion of the GMIBs that require annuitization, as well as the life contingent portion of the expected annuitization when the policyholder is forced into an annuitization upon depletion of their account value.

     These insurance liabilities are accrued over the accumulation phase of the contract in proportion to actual and future expected policy assessments based on the level of guaranteed minimum benefits generated using multiple scenarios of separate account returns. The scenarios are based on best estimate assumptions consistent with those used to amortize DAC. When current estimates of future benefits exceed those previously projected or when current estimates of future assessments are lower than those previously projected, liabilities will increase, resulting in a current period charge to net income. The opposite result occurs when the current estimates of future benefits are lower than those previously projected or when current estimates of future assessments exceed those previously projected. At each reporting period, the actual amount of business remaining in-force is updated, which impacts expected future assessments and the projection of estimated future benefits resulting in a current period charge or increase to earnings. See
  Note 4 for additional details of guarantees accounted for as insurance liabilities.

     Guarantees accounted for as embedded derivatives in policyholder account balances include the non-life contingent portion of GMWBs, guaranteed minimum accumulation benefits ("GMABs"), and for GMIBs the non-life contingent portion of the expected annuitization when the policyholder is forced into an annuitization upon depletion of their account value, as well as the guaranteed principal option.

     The estimated fair values of guarantees accounted for as embedded derivatives are determined based on the present value of projected future benefits minus the present value of projected future fees. At policy inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees are considered revenue and are reported in universal life and investment-type product policy fees. The percentage of fees included in the initial fair value measurement is not updated in subsequent periods.

     The Company updates the estimated fair value of guarantees in subsequent periods by projecting future benefits using capital market and actuarial assumptions including expectations of policyholder behavior. A risk neutral valuation methodology is used to project the cash flows from the guarantees under multiple capital market scenarios to determine an economic liability. The reported estimated fair value is then determined by taking the present value of these risk-free generated cash flows using a discount rate that incorporates a spread over the risk-free rate to reflect the Company's nonperformance risk and adding a risk margin. For more information on the determination of estimated fair value of embedded derivatives, see Note 9.

     Assumptions for all variable guarantees are reviewed at least annually, and if they change significantly, the estimated fair value is adjusted by a cumulative charge or credit to net income.

  Index-linked annuities

     The Company issues and assumes through reinsurance index-linked annuities. The crediting rate associated with index-linked annuities is accounted for at fair value as an embedded derivative. The estimated fair value is determined using a combination of an option pricing model and an option-budget approach. Under this approach, the company estimates the cost of funding the crediting rate using option pricing and establishes that cost on the balance sheet as a reduction to the initial deposit amount. In subsequent periods, the embedded derivative is remeasured at fair value while the account value is accreted up to the initial deposit over the estimated life of the contract.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Investments

   Net Investment Income and Net Investment Gains (Losses)

      Income from investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

   Fixed Maturity Securities Available-For-Sale

      The Company's fixed maturity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of OCI, net of policy-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

      Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts and is based on the estimated economic life of the securities, which for residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and asset-backed securities ("ABS") (collectively, "Structured Securities") considers the estimated timing and amount of prepayments of the underlying loans. The amortization of premium and accretion of discount of fixed maturity securities also takes into consideration call and maturity dates.

      Amortization of premium and accretion of discount on Structured Securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed, and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for Structured Securities are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive Structured Securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other Structured Securities, the effective yield is recalculated on a retrospective basis.

      The Company periodically evaluates fixed maturity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age. See Note 7 "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

      For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
   (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

   Mortgage Loans

      Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, and any deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts. See Note 7 for information on impairments on mortgage loans.

   Policy Loans

      Policy loans are stated at unpaid principal balances. Interest income is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Any unpaid principal and accrued interest is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

   Real Estate Joint Ventures and Other Limited Partnership Interests

      The Company uses the equity method of accounting for investments when it has more than a minor ownership interest or more than a minor influence over the investee's operations; when the Company has virtually no influence over the investee's operations the investment is carried at estimated fair value. The Company generally recognizes its share of the equity method investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period; while distributions on investments carried at estimated fair value are recognized as earned or received.

   Short-term Investments

      Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value.

   Other Invested Assets

      Other invested assets consist principally of freestanding derivatives with positive estimated fair values which are described in "--Derivatives" below.

   Securities Lending Program

      Securities lending transactions whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

      The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned and maintains it at a level greater than or equal to 100% for the duration of the loan. The Company monitors the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary throughout the duration of the loan. Securities loaned under such transactions may be sold or repledged by the transferee. The Company is liable to return to the counterparties the cash collateral received.

  Derivatives

   Freestanding Derivatives

      Freestanding derivatives are carried on the Company's balance sheet either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the estimated fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

      If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses) except for economic hedges of variable annuity guarantees which are presented in future policy benefits and claims and economic hedges of equity method investments in joint ventures which are presented in net investment income. In connection with changes in its variable annuity hedging strategy, the Company discontinued presenting changes in the estimated fair value of the derivatives in future policy benefits in 2018.

   Hedge Accounting

      The Company primarily designates derivatives as a hedge of a forecasted transaction or a variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge). When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in fair value are recorded in OCI and subsequently reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship.

      The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

      When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

      In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value on the balance sheet, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

   Embedded Derivatives

      The Company sells variable and indexed-linked annuities and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated and measured at fair value, separately from the host contract. The Company bifurcates embedded derivatives when a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument, the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract and the underlying contract is not already measured at estimated fair value with changes recorded in earnings.

      See "-- Variable Annuity Guarantees", "-- Index-Linked Annuities" and "-- Reinsurance" for additional information on the accounting policies for embedded derivatives bifurcated from variable annuity and reinsurance host contracts.

  Fair Value

     Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

     In determining the estimated fair value of the Company's investments, fair values are based on unadjusted quoted prices for identical investments in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical investments, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of investments.

  Separate Accounts

     Separate accounts underlying the Company's variable life and annuity contracts are reported at fair value. Assets in separate accounts supporting the contract liabilities are legally insulated from the Company's general account liabilities. Investments in these separate accounts are directed by the contract holder and all investment performance, net of contract fees and assessments, is passed through to the contract holder. Investment performance and the corresponding amounts credited to contract holders of such separate accounts are offset within the same line on the statements of operations.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


     Separate accounts that do not pass all investment performance to the contract holder, including those underlying certain index-linked annuities, are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses. The accounting for investments in these separate accounts is consistent with the methodologies described herein for similar financial instruments held within the general account.

     The Company receives asset-based distribution and service fees from mutual funds available to the variable life and annuity contract holders as investment options in its separate accounts. These fees are recognized in the period in which the related services are performed and are included in other revenues in the statement of operations.

  Income Tax

     Income taxes as presented herein attribute current and deferred income taxes of MetLife, Inc., for periods up until the Separation, to Brighthouse Financial in a manner that is systematic, rational and consistent with the asset and liability method prescribed by the Financial Accounting Standards Board ("FASB") guidance Accounting Standards Codification 740 -- Income Taxes ("ASC 740"). The Company's income tax provision was prepared following the modified separate return method. The modified separate return method applies ASC 740 to the standalone financial statements of each member of the consolidated group as if the group member were a separate taxpayer and a standalone enterprise, after providing benefits for losses. The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, the Company considers many factors, including the jurisdiction in which the deferred tax asset was generated, the length of time that carryforward can be utilized in the various taxing jurisdictions, future taxable income exclusive of reversing temporary differences and carryforwards, future reversals of existing taxable temporary differences, taxable income in prior carryback years, tax planning strategies and the nature, frequency, and amount of cumulative financial reporting income and losses in recent years.

     The Company may be required to change its provision for income taxes when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, the effect of changes in tax laws, tax regulations, or interpretations of such laws or regulations, is recognized in net income tax expense (benefit) in the period of change.

     The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded on the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax expense.

     On December 22, 2017, President Trump signed the Tax Cuts and Jobs Act ("the Tax Act") into law. The Tax Act reduced the corporate tax rate to 21%, limited deductibility of interest expense, increased capitalization amounts for deferred acquisition costs, eliminated the corporate alternative minimum tax, provided for determining reserve deductions as 92.81% of statutory reserves, and reduced the dividend received deduction. Most of the changes in the Tax Act were effective as of January 1, 2018.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


     In December 2017, the U.S. Securities and Exchange Commission issued Staff Accounting Bulletin ("SAB") 118, addressing the application of GAAP in situations when a registrant does not have necessary information available to complete the accounting for certain income tax effects of the Tax Act. SAB 118 provides guidance for registrants under three scenarios: (1) the measurement of certain income tax effects is complete, (2) the measurement of certain income tax effects can be reasonably estimated, and (3) the measurement of certain income tax effects cannot be reasonably estimated. SAB 118 provides that the measurement period is complete when a company's accounting is complete. The measurement period cannot extend beyond one year from the enactment date. The Company completed its accounting for the tax effects of the Tax Act as of December 31, 2018.

     The corporate rate reduction also left certain tax effects, which were originally recorded using the previous corporate rate, stranded in AOCI. The Company adopted new accounting guidance as of December 31, 2017 that allowed the Company to reclassify the stranded tax effects from AOCI into retained earnings. The Company elected to reclassify amounts based on the difference between the previously enacted statutory tax rate and the newly enacted rate as applied on an aggregate basis. See Note 13 for more information.

  Litigation Contingencies

     The Company is a party to a number of legal actions and may be involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected on the Company's financial statements.

  Other Accounting Policies

   Cash and Cash Equivalents

      The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

   Employee Benefit Plans

      Through December 31, 2016, Metropolitan Life Insurance Company ("MLIC"), a former affiliate, provided and the Company contributed to defined benefit pension and postemployment plans for its employees and retirees. MLIC also provides and the Company contributes to a postretirement medical and life insurance benefit plan for certain retired employees. Within its consolidated statement of operations, the Company has included expenses associated with its participants in these plans.

Adoption of New Accounting Pronouncements

   Changes to GAAP are established by the FASB in the form of accounting standards updates ("ASU") to the FASB Accounting Standards Codification. The Company considers the applicability and impact of all ASUs. ASUs not listed below were assessed and determined to be either not applicable or are not expected to have a material impact on the Company's consolidated financial statements. The following table provides a description of new ASUs issued by the FASB and the expected impact of the adoption on the Company's consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Except as noted below, the ASUs adopted by the Company during 2018 did not have a material impact on its consolidated financial statements. ASUs adopted as of December 31, 2018 are summarized in the table below.

Standard                             Description                  Effective Date       Impact on Financial Statements
-------------------------------------------------------------------------------------------------------------------------
ASU 2016-01, Financial  The new guidance changes the current   January 1, 2018       The Company 1) reclassified net
Instruments - Overall:  accounting guidance related to         using the modified    unrealized gains related to equity
Recognition and         (i) the classification and             retrospective method  securities previously classified as
Measurement of          measurement of certain equity                                AFS from AOCI to retained
Financial Assets and    investments, (ii) the presentation of                        earnings (deficit) and 2) increased
Financial               changes in the fair value of                                 the carrying value of equity
Liabilities             financial liabilities measured under                         investments previously accounted
                        the fair value option that are due to                        for under the cost method to
                        instrument-specific credit risk, and                         estimated fair value. The
                        (iii) certain disclosures associated                         cumulative effect of the adoption
                        with the fair value of financial                             is a net increase to retained
                        instruments. Additionally, there will                        earnings (deficit) of $38 million
                        no longer be a requirement to assess                         and a net decrease of $15 million
                        equity securities for impairment                             to AOCI, after taxes.
                        since such securities will be
                        measured at fair value through net
                        income.
-------------------------------------------------------------------------------------------------------------------------
ASU 2014-09 Revenue     For those contracts that are           January 1, 2018       The adoption did not have an
from Contracts with     impacted, the guidance will require    using the modified    impact on the Company's
Customers (Topic 606)   an entity to recognize revenue upon    retrospective method  financial statements other than
                        the transfer of promised goods or                            expanded disclosures in Note 12.
                        services to customers in an amount
                        that reflects the consideration to
                        which the entity expects to be
                        entitled, in exchange for those goods
                        or services.
-------------------------------------------------------------------------------------------------------------------------

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   ASUs issued but not yet adopted as of December 31, 2018 are summarized in the table below.

Standard                                   Description                      Effective Date      Impact on Financial Statements
---------------------------------------------------------------------------------------------------------------------------------
ASU 2018-15,             The amendments to Topic 350 require the          January 1, 2020      The Company is currently
Intangibles- Goodwill    capitalization of certain implementation costs   using the            evaluating the impact of this
and Other-Internal-Use   incurred in a cloud computing arrangement that   prospective method   guidance on its financial
Software (Subtopic 350-  is a service contract. The requirements align    or retrospective     statements.
40): Customer's          with the existing requirements to capitalize     method (with early
Accounting for           implementation costs incurred to develop or      adoption permitted)
Implementation Costs     obtain internal-use software.
Incurred in a Cloud
Computing Arrangement
That Is a Service
Contract
---------------------------------------------------------------------------------------------------------------------------------
ASU 2018-12, Financial   The amendments to Topic 944 will result in       January 1, 2021      The Company is in the early
Services -Insurance      significant changes to the accounting for        using a modified     stages of evaluating the new
(Topic 944): Targeted    long-duration insurance contracts. These         retrospective        guidance and therefore is unable
Improvements to the      changes (1) require all guarantees that qualify  method for the new   to estimate the impact to its
Accounting for Long-     as market risk benefits to be measured at fair   market risk benefit  financial statements. The most
Duration Contracts       value, (2) require more frequent updating of     guidance and         significant impact will be the
                         assumptions and modify existing discount rate    prospective          requirement to measure all
                         requirements for certain insurance liabilities,  methods for the      variable annuity guarantees at
                         (3) modify the methods of amortization for       increased            fair value.
                         deferred acquisition costs, and (4) require new  frequency of qualitative and quantitative disclosures around  updating
                         insurance contract asset and liability balances  assumptions, the and the judgments, assumptions and methods used  new discount rate
                         to measure those balances.                       requirements and
                                                                          DAC amortization
                                                                          changes. Early
                                                                          adoption is
                                                                          permitted
---------------------------------------------------------------------------------------------------------------------------------
ASU 2017-12,             The amendments to Topic 815 (i) refine and       January 1, 2019      The Company does not expect a
Derivatives and Hedging  expand the criteria for achieving hedge          using modified       material impact on its financial
(Topic 815): Targeted    accounting on certain hedging strategies,        retrospective        statements from adoption of the
Improvements to          (ii) require the earnings effect of the hedging  method (with early   new guidance.
Accounting for Hedging   instrument be presented in the same line item    adoption permitted)
Activities               in which the earnings effect of the hedged item
                         is reported, and (iii) eliminate the
                         requirement to separately measure and report
                         hedge ineffectiveness.
---------------------------------------------------------------------------------------------------------------------------------
ASU 2016-13, Financial   The amendments to Topic 326 replace the          January 1, 2020      The Company is currently
Instruments - Credit     incurred loss impairment methodology for         using the modified   evaluating the impact of this
Losses (Topic 326):      certain financial instruments with one that      retrospective        guidance on its financial
Measurement of Credit    reflects expected credit losses based on         method (with early   statements. The Company
Losses on Financial      historical loss information, current             adoption permitted   expects the most significant
Instruments              conditions, and reasonable and supportable       beginning            impacts to be earlier recognition
                         forecasts. The new guidance also requires that   January 1, 2019)     of impairments on mortgage loan
                         an OTTI on a debt security will be recognized                         investments.
                         as an allowance going forward, such that
                         improvements in expected future cash flows
                         after an impairment will no longer be reflected
                         as a prospective yield adjustment through net
                         investment income, but rather a reversal of the
                         previous impairment and recognized through
                         realized investment gains and losses.
---------------------------------------------------------------------------------------------------------------------------------

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)


2. Segment Information

   The Company is organized into three segments: Annuities; Life; and Run-off. In addition, the Company reports certain of its results of operations in Corporate & Other.

  Annuities

     The Annuities segment consists of a variety of variable, fixed, index-linked and income annuities designed to address contract holders' needs for protected wealth accumulation on a tax-deferred basis, wealth transfer and income security.

  Life

     The Life segment consists of insurance products and services, including term, universal, whole and variable life products designed to address policyholders' needs for financial security and protected wealth transfer, which may be provided on a tax-advantaged basis.

  Run-off

     The Run-off segment consists of products no longer actively sold and which are separately managed, including structured settlements, pension risk transfer contracts, certain company-owned life insurance policies, funding agreements and universal life with secondary guarantees ("ULSG").

  Corporate & Other

     Corporate & Other contains the excess capital not allocated to the segments and interest expense related to the majority of the Company's outstanding debt, as well as expenses associated with certain legal proceedings and income tax audit issues. Corporate & Other also includes the elimination of intersegment amounts, long term care and workers compensation business reinsured through 100% quota share reinsurance agreements, and term life insurance sold direct to consumers, which is no longer being offered for new sales.

Financial Measures and Segment Accounting Policies

   Adjusted earnings is a financial measure used by management to evaluate performance, allocate resources and facilitate comparisons to industry results. Consistent with GAAP guidance for segment reporting, adjusted earnings is also used to measure segment performance. The Company believes the presentation of adjusted earnings, as the Company measures it for management purposes, enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business. Adjusted earnings should not be viewed as a substitute for net income (loss) attributable to Brighthouse Life Insurance Company and excludes net income (loss) attributable to noncontrolling interests.

   Adjusted earnings, which may be positive or negative, focuses on the Company's primary businesses principally by excluding (i) the impact of market volatility, which could distort trends, and (ii) businesses that have been or will be sold or exited by the Company, referred to as divested businesses.

   The following are significant items excluded from total revenues, net of income tax, in calculating adjusted earnings:

   .   Net investment gains (losses);

   . Net derivative gains (losses) except earned income on derivatives and amortization of premium on derivatives that are hedges of investments or that are used to replicate certain investments, but do not qualify for hedge accounting treatment; and

   . Amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees ("GMIB Fees").

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)


   The following are significant items excluded from total expenses, net of income tax, in calculating adjusted earnings:

   . Amounts associated with benefits and hedging costs related to GMIBs ("GMIB Costs");

   . Amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets and market value adjustments associated with surrenders or terminations of contracts ("Market Value Adjustments"); and

   . Amortization of DAC and VOBA related to: (i) net investment gains (losses), (ii) net derivative gains (losses), (iii) GMIB Fees and GMIB Costs and (iv) Market Value Adjustments.

   The tax impact of the adjustments mentioned above is calculated net of the statutory tax rate, which could differ from the Company's effective tax rate.

   Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2018, 2017 and 2016 and at December 31, 2018 and 2017. The segment accounting policies are the same as those used to prepare the Company's consolidated financial statements, except for the adjustments to calculate adjusted earnings described above. In addition, segment accounting policies include the methods of capital allocation described below.

   Beginning in the first quarter of 2018, the Company changed the methodology for how capital is allocated to segments and, in some cases, products (the "Portfolio Realignment"). Segment investment and capitalization targets are now based on statutory oriented risk principles and metrics. Segment invested assets backing liabilities are based on net statutory liabilities plus excess capital. For the variable annuity business, the excess capital held is based on the target statutory total asset requirement consistent with the Company's variable annuity risk management strategy. For insurance businesses other than variable annuities, excess capital held is based on a percentage of required statutory risk-based capital ("RBC"). Assets in excess of those allocated to the segments, if any, are held in Corporate & Other. Segment net investment income reflects the performance of each segment's respective invested assets.

   Previously, invested assets held in the segments were based on net GAAP liabilities. Excess capital was retained in Corporate & Other and allocated to segments based on an internally developed statistics based capital model intended to capture the material risks to which the Company was exposed (referred to as "allocated equity"). Surplus assets in excess of the combined allocations to the segments were held in Corporate & Other with net investment income being credited back to the segments at a predetermined rate. Any excess or shortfall in net investment income from surplus assets was recognized in Corporate & Other.

   The Portfolio Realignment had no effect on the Company's consolidated net income (loss) attributable to Brighthouse Life Insurance Company or adjusted earnings, but it did impact segment results for the year ended December 31, 2018. It was not practicable to determine the impact of the Portfolio Realignment to adjusted earnings in prior periods; however, the Company estimates that pre-tax adjusted earnings in the Life segment for the year ended December 31, 2018 increased between $80 million and $100 million as a result of the change, with most of the offsetting impact in the Run-off segment. Impacts to the Annuities segment and Corporate & Other would not have been significantly different under the previous allocation method.

   In addition, the total assets recognized in the segments changed as a result of the Portfolio Realignment. Total assets (on a book value basis) in the Annuities and Life segments increased approximately $2 billion and approximately $3 billion, respectively, under the new allocation method. The Run-off segment and Corporate & Other experienced decreases in total assets of approximately $3 billion and approximately $2 billion, respectively, as a result of the Portfolio Realignment.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)


                                                                                           Operating Results
                                                                         -----------------------------------------------------

                                                                                                         Corporate
                                                                         Annuities    Life     Run-off    & Other        Total
Year Ended December 31, 2018                                             ---------- -------- ----------  ---------  ----------
                                                                                             (In millions)
Pre-tax adjusted earnings............................................... $    1,179 $    211 $      (58) $    (229)     $1,103
Provision for income tax expense (benefit)..............................        201       43        (14)       (73)        157
                                                                         ---------- -------- ----------  ---------  ----------
Post-tax adjusted earnings..............................................        978      168        (44)      (156)        946
Less: Net income (loss) attributable to noncontrolling interests........         --       --         --          1           1
                                                                         ---------- -------- ----------  ---------  ----------
 Adjusted earnings...................................................... $      978 $    168 $      (44) $    (157)        945
                                                                         ========== ======== ==========  =========
Adjustments for:
Net investment gains (losses)...........................................                                                  (204)
Net derivative gains (losses)...........................................                                                   745
Other adjustments to net income.........................................                                                  (523)
Provision for income tax (expense) benefit..............................                                                     4
                                                                                                                    ----------
Net income (loss) attributable to Brighthouse Life Insurance Company....                                                $  967
                                                                                                                    ==========
Interest revenue........................................................ $    1,523 $    373 $    1,309  $      44
Interest expense........................................................ $       -- $     -- $       --  $       6

                                                                                                         Corporate &
 Balance at December 31, 2018                                            Annuities    Life     Run-off      Other      Total
-----------------------------------------------------------------------  ---------- --------- ---------- ----------- ----------
                                                                                             (In millions)
 Total assets........................................................... $  137,079 $  14,928 $   32,390  $   11,433 $  195,830
 Separate account assets................................................ $   88,138 $   1,732 $    1,641  $       -- $   91,511
 Separate account liabilities........................................... $   88,138 $   1,732 $    1,641  $       -- $   91,511

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)


                                                                                          Operating Results
                                                                         --------------------------------------------------

                                                                                                      Corporate
 Year Ended December 31, 2017                                            Annuities   Life   Run-off    & Other        Total
-----------------------------------------------------------------------  --------- -------  -------  -----------  ---------
                                                                                            (In millions)
 Pre-tax adjusted earnings..............................................  $  1,230 $   (68) $  (466)     $  (114)  $    582
 Provision for income tax expense (benefit).............................       323     (30)    (172)         338        459
                                                                         --------- -------  -------  -----------  ---------
 Post-tax adjusted earnings.............................................       907     (38)    (294)        (452)       123
 Less: Net income (loss) attributable to noncontrolling interests.......        --      --       --           --         --
                                                                         --------- -------  -------  -----------  ---------
  Adjusted earnings.....................................................  $    907 $   (38) $  (294)     $  (452)       123
                                                                          ======== =======  =======      =======
 Adjustments for:
 Net investment gains (losses)..........................................                                                (27)
 Net derivative gains (losses)..........................................                                             (1,468)
 Other adjustments to net income........................................                                               (708)
 Provision for income tax (expense) benefit.............................                                              1,197
                                                                                                                   --------
 Net income (loss) attributable to Brighthouse Life Insurance Company...                                           $   (883)
                                                                                                                   ========

 Interest revenue.......................................................  $  1,263 $   300  $ 1,399      $   142
 Interest expense.......................................................  $     -- $    (4) $    23      $    39

                                                                                                     Corporate &
 Balance at December 31, 2017                                            Annuities   Life   Run-off     Other       Total
-----------------------------------------------------------------------  --------- -------  -------  -----------  ---------
                                                                                            (In millions)
 Total assets...........................................................  $149,920 $13,044  $36,719      $12,362   $212,045
 Separate account assets................................................  $105,140 $ 1,915  $ 3,101      $    --   $110,156
 Separate account liabilities...........................................  $105,140 $ 1,915  $ 3,101      $    --   $110,156

                                                                                          Operating Results
                                                                         --------------------------------------------------

                                                                                                      Corporate
 Year Ended December 31, 2016                                            Annuities   Life   Run-off    & Other      Total
-----------------------------------------------------------------------  --------- -------  -------  -----------  ---------
                                                                                            (In millions)
 Pre-tax adjusted earnings..............................................  $  1,494 $     6  $  (249)     $    23   $  1,274
 Provision for income tax expense (benefit).............................       441      --      (90)         (10)       341
                                                                         --------- -------  -------  -----------  ---------
 Post-tax adjusted earnings.............................................     1,053       6     (159)          33        933
 Less: Net income (loss) attributable to noncontrolling interests.......        --      --       --           --         --
                                                                         --------- -------  -------  -----------  ---------
  Adjusted earnings.....................................................  $  1,053 $     6  $  (159)     $    33        933
                                                                          ======== =======  =======  ===========
 Adjustments for:
 Net investment gains (losses)..........................................                                                (67)
 Net derivative gains (losses)..........................................                                             (5,770)
 Other adjustments to net income........................................                                                 98
 Provision for income tax (expense) benefit.............................                                              2,031
                                                                                                                   --------
 Net income (loss) attributable to Brighthouse Life Insurance Company...                                           $ (2,775)
                                                                                                                   ========

 Interest revenue.......................................................  $  1,446 $   351  $ 1,411      $   197
 Interest expense.......................................................  $     -- $    --  $    60      $    67

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)


   The following table presents total revenues with respect to the Company's segments, as well as Corporate & Other:

                                                                               Years Ended December 31,
                                                                       ---------------------------------------
                                                                           2018         2017          2016
                                                                       ------------ ------------  ------------
                                                                                    (In millions)
Annuities............................................................. $      3,921 $      3,721  $      4,423
Life..................................................................        1,160        1,036         1,036
Run-off...............................................................        2,112        2,148         2,313
Corporate & Other.....................................................          147          250           338
Adjustments...........................................................          782       (1,357)       (5,850)
                                                                       ------------ ------------  ------------
 Total................................................................ $      8,122 $      5,798  $      2,260
                                                                       ============ ============  ============

     The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company's segments, as well as Corporate & Other:

                                                                              Years Ended December 31,
                                                                       --------------------------------------
                                                                           2018         2017         2016
                                                                       ------------ ------------ ------------
                                                                                   (In millions)
Annuity products...................................................... $      2,662 $      2,729 $      3,411
Life insurance products...............................................        1,677        1,587        1,552
Other products........................................................            7            4           23
                                                                       ------------ ------------ ------------
 Total................................................................ $      4,346 $      4,320 $      4,986
                                                                       ============ ============ ============

   Substantially all of the Company's premiums, universal life and investment-type product policy fees and other revenues originated in the U.S.

   Revenues derived from any individual customer did not exceed 10% of premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2018, 2017 and 2016.

3. Organizational Changes

Contribution Transactions

   In April 2017, in connection with the Separation, MetLife, Inc. contributed MetLife Reinsurance Company of Delaware, MetLife Reinsurance Company of South Carolina ("MRSC"), MetLife Reinsurance Company of Vermont II, all affiliated reinsurance companies, and BHNY to Brighthouse Life Insurance Company ("the Contribution Transactions"). The affiliated reinsurance companies were then merged into BRCD, and certain reserve financing arrangements were restructured, resulting in a net return of capital to MetLife of $2.7 billion. The return of capital included $3.4 billion in cash, offset by a non-cash capital contribution of $703 million primarily comprised of the $643 million tax impact of a basis adjustment for BRCD in connection with the Contribution Transactions. The affiliated reinsurance companies reinsured risks, including level premium term life and ULSG assumed from the Company and other entities and operations of Brighthouse.

   The Contribution Transactions were between entities under common control and have been accounted for in a manner similar to the pooling-of-interests method, which requires that the acquired entities be combined at their historical cost. The Company's consolidated financial statements and related footnotes are presented as if the transaction occurred at the beginning of the earliest date presented and the prior periods have been retrospectively adjusted.

   Simultaneously with the Contribution Transactions, the following additional transactions occurred:

   . The existing reserve financing arrangements of the affiliated reinsurance companies with unaffiliated financial institutions were terminated and replaced with a single financing arrangement supported by a pool of highly rated third-party reinsurers. See Note 10.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

3. Organizational Changes (continued)


   . Invested assets held in trust totaling $3.4 billion were liquidated, of which $2.8 billion provided funding for MetLife, Inc.'s repayment of the associated collateral financing arrangement, and the remainder was remitted to MetLife, Inc. See Notes 7 and 11.

   . Loans outstanding to MetLife, Inc. totaling $1.1 billion were repaid in an exchange transaction that resulted in the satisfaction of $1.1 billion of surplus notes due to MetLife. See Notes 7 and 10.

4. Insurance

Insurance Liabilities

   Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are comprised of future policy benefits, policyholder account balances and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

                                                                              December 31,
                                                                       ---------------------------
                                                                           2018          2017
                                                                       ------------- -------------
                                                                              (In millions)
Annuities............................................................. $      37,266 $      34,143
Life..................................................................         7,336         7,057
Run-off...............................................................        25,447        26,770
Corporate & Other.....................................................         7,597         7,534
                                                                       ------------- -------------
 Total................................................................ $      77,646 $      75,504
                                                                       ============= =============

   See Note 6 for discussion of affiliated reinsurance liabilities included in the table above.

Assumptions for Future Policyholder Benefits and Policyholder Account Balances

   For non-participating term and whole-life insurance, assumptions for mortality and persistency are based upon the Company's experience. Interest rate assumptions for the aggregate future policy benefit liabilities range from 3% to 8%. The liability for single premium immediate annuities is based on the present value of expected future payments using the Company's experience for mortality assumptions, with interest rate assumptions used in establishing such liabilities ranging from 2% to 8%.

   Participating whole-life insurance uses an interest assumption based upon non-forfeiture interest rate of 4%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts, and also includes a liability for terminal dividends. Participating whole-life insurance represented 3% and 4% of the Company's life insurance in-force at December 31, 2018 and 2017, respectively, and 38%, 38% and 42% of gross traditional life insurance premiums for the years ended December 31, 2018, 2017 and 2016, respectively.

   The liability for future policyholder benefits for long-term disability (included in the Life segment) and long-term care insurance (included in the Run-off segment) includes assumptions based on the Company's experience for future morbidity, withdrawals and interest. Interest rate assumptions used for long-term disability in establishing such liabilities range from 4% to 7%. Claim reserves for these products include best estimate assumptions for claim terminations, expenses and interest. Interest rate assumptions used for establishing long-term care claim liabilities range from 3% to 7%.

   Policyholder account balances liabilities for deferred annuities and universal life insurance have interest credited rates ranging from 1% to 7%.

Guarantees

   The Company issues variable annuity contracts with guaranteed minimum benefits. GMABs, the non-life contingent portion of GMWBs and the portion of certain GMIBs that do not require annuitization are accounted for as embedded derivatives in policyholder account balances and are further discussed in Note 8.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


   The assumptions for GMDBs and GMIBs included in future policyholder benefits include projected separate account rates of return, general account investment returns, interest crediting rates, mortality, in-force or persistency, benefit elections and withdrawals, and expenses to administer business. GMIBs also include an assumption for the percentage of the potential annuitizations that may be elected by the contract holder, while GMWBs include assumptions for withdrawals.

   The Company also has universal and variable life insurance contracts with secondary guarantees.

   See Note 1 for more information on GMDBs and GMIBs accounted for as insurance liabilities.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


   Information regarding the liabilities for guarantees (excluding policyholder account balances and embedded derivatives) relating to variable annuity contracts and universal and variable life insurance contracts was as follows:

                                                             Universal and
                                                                Variable
                                Variable Annuity Contracts   Life Contracts
                               ----------------------------  --------------
                                                               Secondary
                                   GMDBs          GMIBs        Guarantees         Total
                               ------------  --------------  --------------  --------------
                                                       (In millions)
Direct
Balance at January 1, 2016.... $        831  $        1,872  $        2,787  $        5,490
Incurred guaranteed benefits..          335             334             753           1,422
Paid guaranteed benefits......          (60)             --              --             (60)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2016..        1,106           2,206           3,540           6,852
Incurred guaranteed benefits..          367             344             692           1,403
Paid guaranteed benefits......          (57)             --              --             (57)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2017..        1,416           2,550           4,232           8,198
Incurred guaranteed benefits..          183             358             483           1,024
Paid guaranteed benefits......          (56)             --              --             (56)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2018.. $      1,543  $        2,908  $        4,715  $        9,166
                               ============  ==============  ==============  ==============
Net Ceded/(Assumed)
Balance at January 1, 2016.... $        (34) $          (28) $        1,007  $          945
Incurred guaranteed benefits..           44               9              98             151
Paid guaranteed benefits......          (55)             --              --             (55)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2016..          (45)            (19)          1,105           1,041
Incurred guaranteed benefits..           94             (28)           (159)            (93)
Paid guaranteed benefits......          (55)             --              --             (55)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2017..           (6)            (47)            946             893
Incurred guaranteed benefits..           48              (3)             18              63
Paid guaranteed benefits......          (54)             --              --             (54)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2018.. $        (12) $          (50) $          964  $          902
                               ============  ==============  ==============  ==============
Net
Balance at January 1, 2016.... $        865  $        1,900  $        1,780  $        4,545
Incurred guaranteed benefits..          291             325             655           1,271
Paid guaranteed benefits......           (5)             --              --              (5)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2016..        1,151           2,225           2,435           5,811
Incurred guaranteed benefits..          273             372             851           1,496
Paid guaranteed benefits......           (2)             --              --              (2)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2017..        1,422           2,597           3,286           7,305
Incurred guaranteed benefits..          135             361             465             961
Paid guaranteed benefits......           (2)             --              --              (2)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2018.. $      1,555  $        2,958  $        3,751  $        8,264
                               ============  ==============  ==============  ==============

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


      Information regarding the Company's guarantee exposure was as follows at:

                                                                             December 31,
                                           -----------------------------------------------------------------------------
                                                             2018                                     2017
                                           ------------------------------------     ------------------------------------
                                                In the                At                 In the                At
                                             Event of Death       Annuitization       Event of Death       Annuitization
                                           ----------------     ---------------     ----------------     ---------------
                                                                         (Dollars in millions)
Annuity Contracts (1), (2)
Variable Annuity Guarantees
Total account value (3)...................      $    92,794         $    53,330         $    105,061         $    59,691
Separate account value....................      $    88,065         $    52,225         $    100,043         $    58,511
Net amount at risk........................      $    10,945 (4)     $     3,903 (5)     $      5,200 (4)     $     2,330 (5)
Average attained age of contract holders..         69 years            68 years             68 years            68 years

                                                      December 31,
                                               ---------------------------
                                                   2018          2017
                                               ------------- -------------
                                                  Secondary Guarantees
                                               ---------------------------
                                                  (Dollars in millions)
      Universal Life Contracts
      Total account value (3)................. $       6,099 $       6,244
      Net amount at risk (6).................. $      73,131 $      75,304
      Average attained age of policyholders...      65 years      64 years

      Variable Life Contracts
      Total account value (3)................. $         954 $       1,021
      Net amount at risk (6).................. $      13,040 $      13,848
      Average attained age of policyholders...      45 years      44 years

-------------

(1) The Company's annuity contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2) Includes direct business, but excludes offsets from hedging or reinsurance, if any. Therefore, the net amount at risk presented reflects the economic exposures of living and death benefit guarantees associated with variable annuities, but not necessarily their impact on the Company. See Note 6 for a discussion of guaranteed minimum benefits which have been reinsured.

(3) Includes the contract holder's investments in the general account and separate account, if applicable.

(4) Defined as the death benefit less the total account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

(5) Defined as the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contract holders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contract holders have achieved.

(6) Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


   Account balances of contracts with guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                  ----------------------------
                                      2018           2017
                                  ------------- --------------
                                         (In millions)
                 Fund Groupings:
                 Balanced........ $      58,258 $       54,729
                 Equity..........        22,292         43,685
                 Bond............         7,592          6,082
                 Money Market....            17            605
                                  ------------- --------------
                   Total......... $      88,159 $      105,101
                                  ============= ==============

Obligations Under Funding Agreements

   The Company has issued fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain special purpose entities that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2018, 2017 and 2016, the Company issued $0, $0 and $1.4 billion, respectively, and repaid $6 million, $6 million and $3.4 billion, respectively, of such funding agreements. At December 31, 2018 and 2017, liabilities for funding agreements outstanding, which are included in policyholder account balances, were $136 million and $141 million, respectively.

   Brighthouse Life Insurance Company is a member of the Federal Home Loan Bank ("FHLB") of Atlanta and holds common stock in certain regional banks in the FHLB system. Holdings of FHLB common stock carried at cost at December 31, 2018 and 2017 were $64 million and $71 million, respectively.

   Brighthouse Life Insurance Company has also entered into funding agreements with FHLBs. The liabilities for these funding agreements are included in policyholder account balances. Liabilities for FHLB funding agreements at both December 31, 2018 and 2017 were $595 million.

   Funding agreements are issued to FHLBs in exchange for cash. The FHLBs have been granted liens on certain assets, some of which are in their custody, including RMBS, to collateralize the Company's obligations under the funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of the FHLBs as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, the FHLBs recovery on the collateral is limited to the amount of the Company's liabilities to the FHLBs.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)


5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

   See Note 1 for a description of capitalized acquisition costs.

   Information regarding DAC and VOBA was as follows:

                                                                               Years Ended December 31,
                                                                       ----------------------------------------
                                                                           2018          2017          2016
                                                                       ------------  ------------  ------------
                                                                                     (In millions)
DAC:
Balance at January 1,................................................. $      5,015  $      5,667  $      5,066
Capitalizations.......................................................          319           256           330
Amortization related to:
Net investment gains (losses) and net derivative gains (losses).......         (370)          127         1,371
Other expenses........................................................         (535)         (958)       (1,076)
                                                                       ------------  ------------  ------------
 Total amortization...................................................         (905)         (831)          295
                                                                       ------------  ------------  ------------
Unrealized investment gains (losses)..................................           89           (77)          (24)
                                                                       ------------  ------------  ------------
Balance at December 31,...............................................        4,518         5,015         5,667
                                                                       ------------  ------------  ------------
VOBA:
Balance at January 1,.................................................          608           672           711
Amortization related to:
Net investment gains (losses) and net derivative gains (losses).......           (1)           (9)            2
Other expenses........................................................         (105)          (76)          (72)
                                                                       ------------  ------------  ------------
 Total amortization...................................................         (106)          (85)          (70)
                                                                       ------------  ------------  ------------
Unrealized investment gains (losses)..................................           66            21            31
                                                                       ------------  ------------  ------------
Balance at December 31,...............................................          568           608           672
                                                                       ------------  ------------  ------------
Total DAC and VOBA:
Balance at December 31,............................................... $      5,086  $      5,623  $      6,339
                                                                       ============  ============  ============

   Information regarding total DAC and VOBA by segment, as well as Corporate & Other, was as follows at:

                                                                             December 31,
                                                                       -------------------------
                                                                           2018         2017
                                                                       ------------ ------------
                                                                             (In millions)
Annuities............................................................. $      4,357 $      4,819
Life..................................................................          613          671
Run-off...............................................................            5            5
Corporate & Other.....................................................          111          128
                                                                       ------------ ------------
 Total................................................................ $      5,086 $      5,623
                                                                       ============ ============

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


   Information regarding other intangibles was as follows:

                                                                            Years Ended December 31,
                                                                       ----------------------------------
                                                                          2018        2017        2016
                                                                       ----------  ----------  ----------
                                                                                  (In millions)
DSI:
Balance at January 1,................................................. $      411  $      432  $      515
Capitalization........................................................          2           2           3
Amortization..........................................................        (39)        (12)        (83)
Unrealized investment gains (losses)..................................         17         (11)         (3)
                                                                       ----------  ----------  ----------
Balance at December 31,............................................... $      391  $      411  $      432
                                                                       ==========  ==========  ==========
VODA:
Balance at January 1,................................................. $      105  $      120  $      136
Amortization..........................................................        (14)        (15)        (16)
                                                                       ----------  ----------  ----------
Balance at December 31,............................................... $       91  $      105  $      120
                                                                       ==========  ==========  ==========
Accumulated amortization.............................................. $      169  $      155  $      140
                                                                       ==========  ==========  ==========

   The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                                                          VOBA        VODA
                                                                       ----------- -----------
                                                                            (In millions)
2019.................................................................. $        77 $        13
2020.................................................................. $        58 $        12
2021.................................................................. $        52 $        10
2022.................................................................. $        46 $         9
2023.................................................................. $        41 $         8

6. Reinsurance

   The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by New England Life Insurance Company ("NELICO"), former affiliated and unaffiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

   Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 7.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


  Annuities and Life

     For annuities, the Company reinsures portions of the living and death benefit guarantees issued in connection with certain variable annuities to unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The value of embedded derivatives on the ceded risk is determined using a methodology consistent with the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer. The Company also assumes 100% of the living and death benefit guarantees issued in connection with certain variable annuities issued by NELICO. The Company cedes certain fixed rate annuities to unaffiliated third party reinsurers, and assumes certain index-linked annuities from an unaffiliated third party insurer. These reinsurance arrangements are structured on a coinsurance basis and are reported as deposit accounting.

     For its life products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The Company currently reinsures 90% of the mortality risk in excess of $2 million for most products. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. On a case by case basis, the Company may retain up to $20 million per life and reinsure 100% of amounts in excess of the amount the Company retains. The Company also reinsures 90% of the risk associated with participating whole life policies to a former affiliate and assumes certain term life policies and universal life policies with secondary death benefit guarantees issued by a former affiliate. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

  Corporate & Other

     The Company reinsures, through 100% quota share reinsurance agreements certain run-off long-term care and workers' compensation business written by the Company. At December 31, 2018, the Company had $6.6 billion of reinsurance recoverables associated with its reinsured long-term care business. The reinsurer has established trust accounts for the Company's benefit to secure their obligations under the reinsurance agreements.

  Catastrophe Coverage

     The Company has exposure to catastrophes which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

  Reinsurance Recoverables

     The Company reinsures its business through a diversified group of reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at both December 31, 2018 and 2017, were not significant.

     The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $5.0 billion and $2.4 billion of unsecured reinsurance recoverable balances with third-party reinsurers at December 31, 2018 and 2017, respectively.

     At December 31, 2018, the Company had $12.3 billion of net ceded reinsurance recoverables with third-parties. Of this total, $10.9 billion, or 89%, were with the Company's five largest ceded reinsurers, including
  $3.8 billion of net ceded reinsurance recoverables which were unsecured. At December 31, 2017, the Company had $9.1 billion of net ceded reinsurance recoverables with third-parties. Of this total, $7.9 billion, or 87%, were with the Company's five largest ceded reinsurers, including $1.4 billion of net ceded reinsurance recoverables which were unsecured.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   The amounts on the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                           Years Ended December 31,
                                                                       -------------------------------
                                                                            2018       2017       2016
                                                                       ---------  ---------  ---------
                                                                                (In millions)
Premiums
Direct premiums.......................................................   $ 1,640    $ 1,731    $ 2,226
Reinsurance assumed...................................................        12         13         81
Reinsurance ceded.....................................................      (783)      (916)    (1,127)
                                                                       ---------  ---------  ---------
 Net premiums.........................................................   $   869    $   828    $ 1,180
                                                                       =========  =========  =========
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees.........   $ 3,617    $ 3,653    $ 3,582
Reinsurance assumed...................................................       101        103        126
Reinsurance ceded.....................................................      (528)      (600)      (611)
                                                                       ---------  ---------  ---------
 Net universal life and investment-type product policy fees...........   $ 3,190    $ 3,156    $ 3,097
                                                                       =========  =========  =========
Other revenues
Direct other revenues.................................................   $   262    $   260    $   271
Reinsurance assumed...................................................         2         29         89
Reinsurance ceded.....................................................        23         47        349
                                                                       ---------  ---------  ---------
 Net other revenues...................................................   $   287    $   336    $   709
                                                                       =========  =========  =========
Policyholder benefits and claims
Direct policyholder benefits and claims...............................   $ 4,724    $ 5,080    $ 6,101
Reinsurance assumed...................................................        75         89        127
Reinsurance ceded.....................................................    (1,619)    (1,575)    (2,490)
                                                                       ---------  ---------  ---------
 Net policyholder benefits and claims.................................   $ 3,180    $ 3,594    $ 3,738
                                                                       =========  =========  =========

   The amounts on the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                                 December 31,
                                                   -------------------------------------------------------------------------
                                                                   2018                                 2017
                                                   ------------------------------------ ------------------------------------
                                                                                Total                                Total
                                                                               Balance                              Balance
                                                    Direct   Assumed   Ceded    Sheet    Direct   Assumed   Ceded    Sheet
                                                   -------- --------  -------- -------- -------- --------  -------- --------
                                                                                 (In millions)
Assets
Premiums, reinsurance and other receivables....... $    384   $   60  $ 12,669 $ 13,113 $    367  $    43  $ 12,508 $ 12,918
Liabilities
Policyholder account balances..................... $ 37,586   $1,744  $     -- $ 39,330 $ 36,359  $   710  $     -- $ 37,069
Other policy-related balances..................... $  1,051   $1,677  $     -- $  2,728 $  1,037  $ 1,683  $     -- $  2,720
Other liabilities................................. $  2,804   $   (4) $    655 $  3,455 $  3,724  $    (6) $    701 $  4,419

   Effective December 1, 2016, the Company terminated two agreements with a third-party reinsurer which covered 90% of the liabilities on certain participating whole life insurance policies issued between April 1, 2000 and December 31, 2001 by MLIC. This termination resulted in a decrease in other invested assets of $713 million, a decrease in DAC and VOBA of $95 million, a decrease in future policy benefits of $654 million, and a decrease in other liabilities of $43 million. The Company recognized a loss of approximately $72 million, net of income tax, as a result of this transaction.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were both $1.4 billion at December 31, 2018 and 2017. The deposit liabilities on reinsurance were $1.4 billion and $445 million at December 31, 2018 and 2017, respectively.

  Related Party Reinsurance Transactions

   The Company has reinsurance agreements with its affiliate NELICO and certain MetLife, Inc. subsidiaries, including MLIC, Metropolitan Tower Life Insurance Company, MetLife Reinsurance Company of Vermont ("MRV") and American Life Insurance Company, all of which were related parties until the completion of the MetLife Divestiture.

   Information regarding the significant effects of reinsurance with NELICO and former MetLife affiliates included on the consolidated statements of operations was as follows:

                                                                            Years Ended December 31,
                                                                       ----------------------------------
                                                                             2018        2017        2016
                                                                       ----------  ----------  ----------
                                                                                  (In millions)
Premiums
Reinsurance assumed...................................................      $   7       $  13       $  35
Reinsurance ceded.....................................................       (201)       (537)       (766)
                                                                       ----------  ----------  ----------
 Net premiums.........................................................      $(194)      $(524)      $(731)
                                                                       ==========  ==========  ==========
Universal life and investment-type product policy fees
Reinsurance assumed...................................................      $  51       $ 103       $ 126
Reinsurance ceded.....................................................          1         (14)        (60)
                                                                       ----------  ----------  ----------
 Net universal life and investment-type product policy fees...........      $  52       $  89       $  66
                                                                       ==========  ==========  ==========
Other revenues
Reinsurance assumed...................................................      $   2       $  29       $  59
Reinsurance ceded.....................................................         18          44         348
                                                                       ----------  ----------  ----------
 Net other revenues...................................................      $  20       $  73       $ 407
                                                                       ==========  ==========  ==========
Policyholder benefits and claims
Reinsurance assumed...................................................      $  52       $  87       $  90
Reinsurance ceded.....................................................       (178)       (420)       (737)
                                                                       ----------  ----------  ----------
 Net policyholder benefits and claims.................................      $(126)      $(333)      $(647)
                                                                       ==========  ==========  ==========

   Information regarding the significant effects of reinsurance with NELICO and former MetLife affiliates included on the consolidated balance sheets was as follows at:

                                                                                     December 31,
                                                                       -----------------------------------------
                                                                               2018                 2017
                                                                       -------------------- --------------------
                                                                         Assumed      Ceded   Assumed      Ceded
                                                                       ---------  --------- ---------  ---------
                                                                                     (In millions)
Assets
Premiums, reinsurance and other receivables...........................      $ 21        $--    $   34     $3,254
Liabilities
Policyholder account balances.........................................      $386        $--    $  436     $   --
Other policy-related balances.........................................      $ 14        $--    $1,683     $   --
Other liabilities.....................................................      $(38)       $--    $   (8)    $  401

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   The Company assumes risks from NELICO related to guaranteed minimum benefits written directly by the cedent. The assumed reinsurance agreements contain embedded derivatives and changes in their estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with the agreements are included within policyholder account balances and were $386 million and $436 million at December 31, 2018 and 2017, respectively. Net derivative gains (losses) associated with the embedded derivatives were $53 million, $67 million and $6 million for the years ended December 31, 2018, 2017 and 2016, respectively. In January 2017, the Company executed a novation and assignment agreement whereby it replaced MLIC as the reinsurer of certain variable annuities, including guaranteed minimum benefits, issued by NELICO. At the time of the novation and assignment, the transaction resulted in an increase in cash and cash equivalents of $184 million, an increase in future policy benefits of $34 million, an increase in policyholder account balances of $219 million and a decrease in other liabilities of $68 million. The Company recognized no gain or loss as a result of this transaction.

   The Company cedes risks to MLIC related to guaranteed minimum benefits written directly by the Company. The ceded reinsurance agreement contains embedded derivatives and changes in the estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within premiums, reinsurance and other receivables and were $0 and $2 million at December 31, 2018 and 2017, respectively. Net derivative gains (losses) associated with the embedded derivatives were less than $1 million, ($126) million, and $46 million for the years ended
December 31, 2018, 2017 and 2016, respectively.

   In May 2017, the Company recaptured from MLIC risks related to multiple life products ceded under yearly renewable term and coinsurance agreements. This recapture resulted in an increase in cash and cash equivalents of $214 million and a decrease in premiums, reinsurance and other receivables of $189 million. The Company recognized a gain of $17 million, net of income tax, as a result of this reinsurance termination.

   The Company previously assumed risks from MLIC related to guaranteed minimum benefits written directly by MLIC. The assumed reinsurance agreement contained embedded derivatives and changes in their estimated fair value are included within net derivative gains (losses). The embedded derivatives associated with the agreement are recorded within policyholder account balances and was zero at both December 31, 2018 and 2017. Net derivative gains (losses) associated with the embedded derivatives were $0, $110 million and ($27) million for the years ended December 31, 2018, 2017 and 2016, respectively. In January 2017, MLIC recaptured these risks which resulted in a decrease in investments and cash and cash equivalents of $568 million, a decrease in future policy benefits of $106 million, and a decrease in policyholder account balances of $460 million. In June 2017, there was an adjustment to the recapture amounts of this transaction, which resulted in an increase in premiums, reinsurance and other receivables of $140 million at June 30, 2017. The Company recognized a gain of $89 million, net of income tax, as a result of this transaction.

   In January 2017, the Company recaptured risks related to certain variable annuities, including guaranteed minimum benefits, issued by BHNY ceded to MLIC. This recapture resulted in a decrease in cash and cash equivalents of $150 million, an increase in future policy benefits of $45 million, an increase in policyholder account balances of $168 million and a decrease in other liabilities of $359 million. The Company recognized no gain or loss as a result of this transaction.

   In December 2016, the Company recaptured level premium term business previously reinsured to MRV. This recapture resulted in a decrease in cash and cash equivalents of $27 million, a decrease in premiums, reinsurance and other receivables of $94 million and a decrease in other liabilities of $158 million. The Company recognized a gain of $24 million, net of income tax, as a result of this recapture.

   In November 2016, the Company recaptured certain single premium deferred annuity contracts previously reinsured to MLIC. This recapture resulted in an increase in investments and cash and cash equivalents of $933 million and increase in DAC of $23 million, offset by a decrease in premiums, reinsurance and other receivables of $923 million. The Company recognized a gain of $22 million, net of income tax, as a result of this recapture.

   In April 2016, the Company recaptured risks related to certain single premium deferred annuity contracts previously reinsured to MLIC. As a result of this recapture, the significant effects to the Company were an increase in investments and cash and cash equivalents of $4.3 billion and an increase in DAC of $87 million, offset by a decrease in premiums, reinsurance and other receivables of $4.0 billion. The Company recognized a gain of $246 million, net of income tax, as a result of this recapture.

   The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $0 and $2.5 billion of unsecured related party reinsurance recoverable balances at December 31, 2018 and 2017, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   Related party reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on related party reinsurance were $0 and $1.3 billion at December 31, 2018 and 2017, respectively. The deposit liabilities on related party reinsurance were $174 million and $198 million at December 31, 2018 and 2017, respectively.

7. Investments

   See Note 9 for information about the fair value hierarchy for investments and the related valuation methodologies.

Fixed Maturity Securities AFS

  Fixed Maturity Securities AFS by Sector

   The following table presents the fixed maturity securities AFS by sector at:

                                   December 31, 2018                             December 31, 2017
                     --------------------------------------------- ---------------------------------------------
                                   Gross Unrealized                              Gross Unrealized
                               ------------------------                      ------------------------
                                                  OTTI   Estimated                              OTTI   Estimated
                     Amortized         Temporary Losses    Fair    Amortized         Temporary Losses    Fair
                       Cost     Gains   Losses    (1)      Value     Cost     Gains   Losses    (1)      Value
                     --------- ------- --------- ------  --------- --------- ------- --------- ------  ---------
                                                            (In millions)
Fixed maturity
 securities: (2)
U.S. corporate......  $ 23,902 $   816   $   659  $  --   $ 24,059  $ 20,647 $ 1,822    $   89  $  --  $  22,380
U.S. government and
 agency.............     7,503   1,251       110     --      8,644    14,185   1,844       116     --     15,913
RMBS................     8,309     246       122     (2)     8,435     7,588     283        57     (3)     7,817
Foreign corporate...     8,044     157       306     --      7,895     6,457     376        62     --      6,771
CMBS................     5,177      42        87     (1)     5,133     3,259      48        17     (1)     3,291
State and political
 subdivision........     3,202     399        15     --      3,586     3,573     532         6      1      4,098
ABS.................     2,120      13        22     --      2,111     1,779      19         2     --      1,796
Foreign government..     1,415     101        31     --      1,485     1,111     159         3     --      1,267
                     --------- ------- --------- ------  --------- --------- ------- --------- ------  ---------
 Total fixed
   maturity
   securities.......  $ 59,672 $ 3,025   $ 1,352  $  (3)  $ 61,348  $ 58,599 $ 5,083    $  352  $  (3) $  63,333
                     ========= ======= ========= ======  ========= ========= ======= ========= ======  =========

--------

(1) Noncredit OTTI losses included in AOCI in an unrealized gain position are due to increases in estimated fair value subsequent to initial recognition of noncredit losses on such securities. See also "-- Net Unrealized Investment Gains (Losses)."

(2) Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities. Included within fixed maturity securities are Structured Securities.

   The Company held non-income producing fixed maturity securities with an estimated fair value of less than $1 million and $3 million with unrealized gains (losses) of less than $1 million and ($2) million at December 31, 2018 and 2017, respectively.

Maturities of Fixed Maturity Securities

   The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at December 31, 2018:

                                                          Due After Five
                                            Due After One     Years                                Total Fixed
                                Due in One  Year Through   Through Ten   Due After Ten Structured   Maturity
                               Year or Less  Five Years       Years          Years     Securities  Securities
                               ------------ ------------- -------------- ------------- ----------- -----------
                                                                (In millions)
Amortized cost................ $      1,512  $      7,643  $      11,380 $      23,531 $    15,606 $    59,672
Estimated fair value.......... $      1,512  $      7,661  $      11,170 $      25,326 $    15,679 $    61,348

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


     Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. Structured Securities are shown separately, as they are not due at a single maturity.

  Continuous Gross Unrealized Losses for Fixed Maturity Securities AFS by Sector

     The following table presents the estimated fair value and gross unrealized losses of fixed maturity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position at:

                                            December 31, 2018                              December 31, 2017
                               ---------------------------------------------- -----------------------------------------------
                                                     Equal to or Greater than                        Equal to or Greater than
                                Less than 12 Months        12 Months           Less than 12 Months         12 Months
                               --------------------- ------------------------ ---------------------- ------------------------
                               Estimated    Gross     Estimated     Gross      Estimated    Gross     Estimated     Gross
                                 Fair     Unrealized    Fair      Unrealized     Fair     Unrealized    Fair      Unrealized
                                 Value     Losses      Value       Losses       Value      Losses      Value        Losses
                               --------- ----------- ----------  -----------  ---------- ----------- ----------   ----------
                                                                 (Dollars in millions)
Fixed maturity securities:
U.S. corporate................ $  10,450        $465     $2,290         $194   $   1,762         $21 $    1,413   $       68
U.S. government and agency....       359           7      1,355          103       4,764          36      1,573           80
RMBS..........................     1,550          21      2,567           99       2,308          13      1,292           41
Foreign corporate.............     3,916         199        746          107         636           8        559           54
CMBS..........................     2,264          52        800           34         603           6        335           10
State and political
 subdivision..................       346           7        158            8         171           3        106            4
ABS...........................     1,407          21         70            1         165          --         75            2
Foreign government............       520          25        132            6         152           2         50            1
                               --------- ----------- ----------  -----------  ---------- ----------- ----------   ----------
 Total fixed maturity
   securities................. $  20,812        $797     $8,118         $552   $  10,561         $89 $    5,403   $      260
                               ========= =========== ==========  ===========  ========== =========== ==========   ==========
Total number of securities in
 an unrealized loss position..     2,988                  1,022                      903                    619
                               =========                 ======                =========               ==========

Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

  Evaluation and Measurement Methodologies

     Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below amortized cost; (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to Structured Securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; (viii) the potential for impairments due to weakening of foreign currencies on non-functional currency denominated fixed maturity securities that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

     For securities in an unrealized loss position, an OTTI is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either: (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   Current Period Evaluation

      Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other-than-temporarily impaired at December 31, 2018.

      Gross unrealized losses on fixed maturity securities increased
   $1.0 billion during the year ended December 31, 2018 to $1.3 billion. The increase in gross unrealized losses for the year ended December 31, 2018, was primarily attributable to increasing longer-term interest rates and widening credit spreads.

      At December 31, 2018, $11 million of the total $1.3 billion of gross unrealized losses were from 12 fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

Mortgage Loans

  Mortgage Loans by Portfolio Segment

   Mortgage loans are summarized as follows at:

                                                           December 31,
                                         ------------------------------------------------
                                                   2018                     2017
                                         -----------------------  -----------------------
                                             Carrying    % of         Carrying    % of
                                            Value          Total     Value          Total
                                         ------------  ---------  ------------  ---------
                                                       (Dollars in millions)
Mortgage loans:
Commercial..............................      $ 8,502       62.6%      $ 7,348       69.0%
Agricultural............................        2,874       21.1         2,200       20.7
Residential.............................        2,276       16.7         1,138       10.7
                                         ------------  ---------  ------------  ---------
 Subtotal (1)...........................       13,652      100.4        10,686      100.4
Valuation allowances (2)................          (56)      (0.4)          (46)      (0.4)
                                         ------------  ---------  ------------  ---------
 Total mortgage loans, net..............      $13,596      100.0%      $10,640      100.0%
                                         ============  =========  ============  =========

----------

(1) Purchases of mortgage loans from third parties were $1.9 billion and $420 million for the years ended December 31, 2018 and 2017, respectively, and were primarily comprised of residential mortgage loans.

(2) The valuation allowances were primarily from collective evaluation (non-specific loan related).

     Information on commercial, agricultural and residential mortgage loans is presented in the tables below.

  Valuation Allowance Methodology

     Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for all three portfolio segments as the excess carrying value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for all loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


  Credit Quality of Commercial Mortgage Loans

      The credit quality of commercial mortgage loans was as follows at:

                                          Recorded Investment
                       --------------------------------------------------------
                           Debt Service Coverage Ratios                            Estimated
                       -------------------------------------             % of       Fair       % of
                          > 1.20x   1.00x - 1.20x    < 1.00x     Total    Total     Value       Total
                       ---------- --------------- ---------- --------- --------  ----------- --------
                                                    (Dollars in millions)
December 31, 2018
Loan-to-value ratios:
Less than 65%.........     $7,444            $ 89        $34    $7,567     89.0%      $7,642     89.0%
65% to 75%............        762              --         24       786      9.2          797      9.3
76% to 80%............        141              --          8       149      1.8          145      1.7
Greater than 80%......         --              --         --        --       --           --       --
                       ---------- --------------- ---------- --------- --------  ----------- --------
  Total...............     $8,347            $ 89        $66    $8,502    100.0%      $8,584    100.0%
                       ========== =============== ========== ========= ========  =========== ========
December 31, 2017
Loan-to-value ratios:
Less than 65%.........     $6,282            $293        $33    $6,608     90.0%      $6,769     90.2%
65% to 75%............        642              --         14       656      8.9          658      8.7
76% to 80%............         42              --          9        51      0.7           50      0.7
Greater than 80%......         --               9         24        33      0.4           30      0.4
                       ---------- --------------- ---------- --------- --------  ----------- --------
  Total...............     $6,966            $302        $80    $7,348    100.0%      $7,507    100.0%
                       ========== =============== ========== ========= ========  =========== ========

  Credit Quality of Agricultural Mortgage Loans

      The credit quality of agricultural mortgage loans was as follows at:

                                             December 31,
                              ------------------------------------------
                                      2018                  2017
                              --------------------  --------------------
                                Recorded    % of      Recorded    % of
                                Investment   Total    Investment   Total
                              ------------ -------  ------------ -------
                                         (Dollars in millions)
       Loan-to-value ratios:
       Less than 65%.........       $2,551    88.8%       $2,039    92.7%
       65% to 75%............          322    11.2           161     7.3
       76% to 80%............            1      --            --      --
                              ------------ -------  ------------ -------
         Total...............       $2,874   100.0%       $2,200   100.0%
                              ============ =======  ============ =======

      The estimated fair value of agricultural mortgage loans was $2.9 billion and $2.2 billion at December 31, 2018 and 2017, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


  Credit Quality of Residential Mortgage Loans

      The credit quality of residential mortgage loans was as follows at:

                                                      December 31,
                         ----------------------------------------------------------------------
                                        2018                                2017
                         ----------------------------------  ----------------------------------
                           Recorded Investment   % of Total    Recorded Investment   % of Total
                         --------------------- ------------  --------------------- ------------
                                                  (Dollars in millions)
Performance indicators:
Performing..............                $2,240         98.4%                $1,106         97.2%
Nonperforming...........                    36          1.6                     32          2.8
                         --------------------- ------------  --------------------- ------------
  Total.................                $2,276        100.0%                $1,138        100.0%
                         ===================== ============  ===================== ============

     The estimated fair value of residential mortgage loans was $2.3 billion and $1.2 billion at December 31, 2018 and 2017, respectively.

  Past Due, Nonaccrual and Modified Mortgage Loans

     The Company has a high quality, well performing mortgage loan portfolio, with over 99% of all mortgage loans classified as performing at both
  December 31, 2018 and 2017. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial and residential mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The Company had no commercial mortgage loans past due and no commercial or agricultural mortgage loans in nonaccrual status at either December 31, 2018 or 2017. The Company had one agricultural mortgage loan past due of less than $1 million at December 31, 2018.The recorded investment of residential mortgage loans past due and in nonaccrual status was $36 million and $32 million at December 31, 2018 and 2017, respectively. During the years ended December 31, 2018 and 2017, the Company did not have a significant amount of mortgage loans modified in a troubled debt restructuring.

Other Invested Assets

   Freestanding derivatives with positive estimated fair values comprise over 80% of other invested assets. See Note 8 for information about freestanding derivatives with positive estimated fair values and see "-- Related Party Investment Transactions" for information regarding loans to affiliates. Other invested assets also includes tax credit and renewable energy partnerships, leveraged leases and FHLB stock.

Cash Equivalents

   The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $2.8 billion and $1.0 billion at December 31, 2018 and 2017, respectively.

Net Unrealized Investment Gains (Losses)

   Unrealized investment gains (losses) on fixed maturity securities and the effect on DAC, VOBA, DSI and future policy benefits, that would result from the realization of the unrealized gains (losses), are included in net unrealized investment gains (losses) in AOCI.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                               Years Ended December 31,
                                                             ----------------------------
                                                                 2018      2017      2016
                                                             --------  --------  --------
                                                                     (In millions)
Fixed maturity securities...................................   $1,679   $ 4,724   $ 2,601
Equity securities...........................................       --        39        32
Derivatives.................................................      253       231       397
Short-term investments......................................       --        --       (42)
Other.......................................................      (15)       (8)       59
                                                             --------  --------  --------
 Subtotal...................................................    1,917     4,986     3,047
                                                             --------  --------  --------
Amounts allocated from:
Future policy benefits......................................     (885)   (2,370)     (922)
DAC, VOBA and DSI...........................................      (90)     (262)     (195)
                                                             --------  --------  --------
 Subtotal...................................................     (975)   (2,632)   (1,117)
                                                             --------  --------  --------
Deferred income tax benefit (expense).......................     (198)     (494)     (653)
                                                             --------  --------  --------
 Net unrealized investment gains (losses)...................   $  744   $ 1,860   $ 1,277
                                                             ========  ========  ========

   The changes in net unrealized investment gains (losses) were as follows:

                                                               Years Ended December 31,
                                                             ----------------------------
                                                                 2018      2017      2016
                                                             --------  --------  --------
                                                                     (In millions)
Balance, December 31,.......................................  $ 1,860   $ 1,277    $1,620
Unrealized investment gains (losses) change due to
 cumulative effect, net of income tax (1)...................      (79)       --        --
                                                             --------  --------  --------
Balance at January 1,.......................................    1,781     1,277     1,620
Unrealized investment gains (losses) during the year........   (2,990)    1,939       284
Unrealized investment gains (losses) relating to:
Future policy benefits......................................    1,485    (1,448)     (796)
DAC, VOBA and DSI...........................................      172       (67)        4
Deferred income tax benefit (expense).......................      296       159       165
                                                             --------  --------  --------
Balance at December 31,.....................................  $   744   $ 1,860    $1,277
                                                             ========  ========  ========
 Change in net unrealized investment gains (losses).........  $(1,037)  $   583    $ (343)
                                                             ========  ========  ========

-------------
(1) See Note 1 for more information related to the cumulative effect of change in accounting principle and other.

Concentrations of Credit Risk

   There were no investments in any counterparty that were greater than 10% of the Company's equity, other than the U.S. government and its agencies, at both December 31, 2018 and 2017.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)

Securities Lending

   Elements of the securities lending program are presented below at:

                                                                 December 31,
                                                             ---------------------
                                                                   2018       2017
                                                             ---------- ----------
                                                                 (In millions)
Securities on loan: (1)
 Amortized cost.............................................     $3,056     $3,085
 Estimated fair value.......................................     $3,628     $3,748
Cash collateral received from counterparties (2)............     $3,646     $3,791
Security collateral received from counterparties (3)........     $   55     $   29
Reinvestment portfolio -- estimated fair value..............     $3,658     $3,823

--------

(1)  Included within fixed maturity securities.

(2) Included within payables for collateral under securities loaned and other transactions.

(3) Security collateral received from counterparties may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the consolidated financial statements.

   The cash collateral liability by loaned security type and remaining tenor of the agreements were as follows at:

                                                  December 31, 2018                      December 31, 2017
                                         -------------------------------------- ------------------------------------
                                         Remaining Tenor of Securities          Remaining Tenor of Securities
                                             Lending Agreements                     Lending Agreements
                                         -----------------------------          ---------------------------
                                                     1 Month  1 to 6                         1 Month  1 to 6
                                          Open (1)  or Less    Months     Total  Open (1)   or Less    Months    Total
                                         ---------  --------  -------  -------- ---------   -------- -------- --------
                                                                      (In millions)
U.S. government and agency..............    $1,474    $1,823     $349    $3,646    $1,626       $964   $1,201   $3,791

-------------

(1) The related loaned security could be returned to the Company on the next business day which would require the Company to immediately return the cash collateral.

   If the Company is required to return significant amounts of cash collateral on short notice and is forced to sell securities to meet the return obligation, it may have difficulty selling such collateral that is invested in securities in a timely manner, be forced to sell securities in a volatile or illiquid market for less than what otherwise would have been realized under normal market conditions, or both. The estimated fair value of the securities on loan related to the cash collateral on open at December 31, 2018 was $1.4 billion, all of which were U.S. government and agency securities which, if put back to the Company, could be immediately sold to satisfy the cash requirement.

   The reinvestment portfolio acquired with the cash collateral consisted principally of fixed maturity securities (including agency RMBS, U.S. and foreign corporate securities, ABS, U.S. government and agency securities, and non-agency RMBS) with 57% invested in agency RMBS, cash equivalents, U.S. government and agency securities or held in cash at December 31, 2018. If the securities on loan or the reinvestment portfolio become less liquid, the Company has the liquidity resources of most of its general account available to meet any potential cash demands when securities on loan are put back to the Company.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


Invested Assets on Deposit, Held in Trust and Pledged as Collateral

   Invested assets on deposit, held in trust and pledged as collateral are presented below at estimated fair value at:

                                                                                               December 31,
                                                                                           ---------------------
                                                                                                 2018       2017
                                                                                           ---------- ----------
                                                                                               (In millions)
Invested assets on deposit (regulatory deposits) (1)......................................    $ 8,172    $ 8,259
Invested assets held in trust (reinsurance agreements) (2)................................      3,455      2,634
Invested assets pledged as collateral (3).................................................      3,340      3,199
                                                                                           ---------- ----------
 Total invested assets on deposit, held in trust, and pledged as collateral...............    $14,967    $14,092
                                                                                           ========== ==========

--------

(1) The Company has assets, primarily fixed maturity securities, on deposit with governmental authorities relating to certain policy holder liabilities, of which $55 million and $34 million of the assets on deposit balance represents restricted cash at December 31, 2018 and 2017, respectively.

(2) The Company has assets, primarily fixed maturity securities, held in trust relating to certain reinsurance transactions. $87 million and $42 million of the assets held in trust balance represents restricted cash at December 31, 2018 and 2017, respectively.

(3) The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 4) and derivative transactions (see Note 8).

   See "-- Securities Lending" for information regarding securities on loan.

Purchased Credit Impaired Investments

   Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments are classified as purchased credit impaired ("PCI") investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If, subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

   The Company's PCI investments had an outstanding principal and interest balance of $1.1 billion and $1.2 billion at December 31, 2018 and 2017, respectively, which represents the contractually required principal and accrued interest, whether or not currently due; and a carrying value (estimated fair value of the investments plus accrued interest) of $860 million and $1.0 billion at December 31, 2018 and 2017, respectively. Accretion of accretable yield on PCI investments recognized in earnings were $62 million and $67 million for the years ended December 31, 2018 and 2017, respectively. Purchases of PCI investments were insignificant in both of the years ended December 31, 2018 and 2017.

Collectively Significant Equity Method Investments

   The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $2.3 billion at December 31, 2018. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $1.5 billion at December 31, 2018. The Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss) for two of the three most recent annual periods: 2018 and 2017. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

   The aggregated summarized financial data presented below reflects the latest available financial information and is as of and for the years ended
December 31, 2018, 2017 and 2016. Aggregate total assets of these entities totaled $344.6 billion and $328.9 billion at December 31, 2018 and 2017, respectively. Aggregate total liabilities of these entities totaled
$30.1 billion and $39.8 billion at December 31, 2018 and 2017, respectively. Aggregate net income (loss) of these entities totaled $33.3 billion, $36.2 billion and $21.3 billion for the years ended December 31, 2018, 2017 and 2016, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

Variable Interest Entities

     The Company has invested in legal entities that are variable interest entities ("VIEs"). VIEs are consolidated when the investor is the primary beneficiary. A primary beneficiary is the variable interest holder in a VIE with both the power to direct the activities of the VIE that most significantly impact the economic performance of the VIE and the obligation to absorb losses, or the right to receive benefits that could potentially be significant to the VIE.

     There were no material VIEs for which the Company has concluded that it is the primary beneficiary at both December 31, 2018 or 2017.

     The Company's investments in unconsolidated VIEs are described below.

  Fixed Maturity Securities

     The Company invests in U.S. corporate bonds, foreign corporate bonds, and Structured Securities, which include RMBS, ABS and CMBS, issued by VIEs. The Company is not obligated to provide any financial or other support to these VIEs, other than the original investment. The Company's involvement with these entities is limited to that of a passive investor. The Company has no unilateral right to appoint or remove the service, special servicer, or investment manager, which are generally viewed as having the power to direct the activities that most significantly impact the economic performance of the VIE, nor does the Company function in any of these roles. The Company does not have the obligation to absorb losses or the right to receive benefits from the entity that could potentially be significant to the entity; as a result, the Company has determined it is not the primary beneficiary, or consolidator, of the VIE. The Company's maximum exposure to loss on these fixed maturity securities is limited to the amortized cost of these investments. See "-- Fixed Maturity Securities AFS" for information on these securities.

  Joint Ventures and Limited Partnerships

     The Company holds investments in certain joint ventures and limited partnerships which are VIEs. These ventures include real estate joint ventures, private equity funds, hedge funds, and to a lesser extent tax credit and renewable energy partnerships. The Company is not considered the primary beneficiary, or consolidator, when its involvement takes the form of a limited partner interest and is restricted to a role of a passive investor, as a limited partner's interest does not provide the Company with any substantive kick-out or participating rights, nor does it provide the Company with the power to direct the activities of the fund. The Company's maximum exposure to loss on these investments is limited to: (i) the amount invested in debt or equity of the VIE and (ii) commitments to the VIE, as described in
  Note 14.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


                                                                               December 31,
                                                             -------------------------------------------------
                                                                       2018                     2017
                                                             ------------------------ ------------------------
                                                                              Maximum                  Maximum
                                                                 Carrying  Exposure       Carrying  Exposure
                                                                Amount    to Loss (1)    Amount    to Loss (1)
                                                             ------------ ----------- ------------ -----------
                                                                               (In millions)
Fixed maturity securities...................................      $12,848     $12,848      $11,637     $11,637
Joint ventures and limited partnerships.....................        1,743       3,130        1,580       2,539
                                                             ------------ ----------- ------------ -----------
 Total......................................................      $14,591     $15,978      $13,217     $14,176
                                                             ============ =========== ============ ===========

Net Investment Income

   The components of net investment income were as follows:

                                                                 Years Ended December 31,
                                                             --------------------------------
                                                                   2018       2017       2016
                                                             ---------- ---------- ----------
                                                                      (In millions)
Investment income:
Fixed maturity securities...................................     $2,499     $2,347     $2,567
Equity securities...........................................          7          9         14
Mortgage loans..............................................        538        450        405
Policy loans................................................         62         49         54
Real estate joint ventures..................................         47         53         32
Other limited partnership interests.........................        211        182        163
Cash, cash equivalents and short-term investments...........         26         30         20
Other.......................................................         38         28         29
                                                             ---------- ---------- ----------
 Subtotal...................................................      3,428      3,148      3,284
Less: Investment expenses...................................        193        175        173
                                                             ---------- ---------- ----------
 Net investment income......................................     $3,235     $2,973     $3,111
                                                             ========== ========== ==========

   See "-- Related Party Investment Transactions" for discussion of related party net investment income and investment expenses.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


Net Investment Gains (Losses)

  Components of Net Investment Gains (Losses)

     The components of net investment gains (losses) were as follows:

                                                                                             Years Ended December 31,
                                                                                           ----------------------------
                                                                                               2018      2017      2016
                                                                                           --------  --------  --------
                                                                                                   (In millions)
Total gains (losses) on fixed maturity securities:
 OTTI losses on fixed maturity securities recognized in earnings..........................    $  --      $ (1)     $(22)
 Fixed maturity securities -- net gains (losses) on sales and disposals...................     (178)      (25)      (28)
                                                                                           --------  --------  --------
   Total gains (losses) on fixed maturity securities......................................     (178)      (26)      (50)
                                                                                           --------  --------  --------
Total gains (losses) on equity securities:
 OTTI losses on equity securities recognized in earnings..................................       --        (4)       (2)
 Equity securities -- Mark to market and net gains (losses) on sales and disposals........      (16)       26        10
                                                                                           --------  --------  --------
   Total gains (losses) on equity securities..............................................      (16)       22         8
                                                                                           --------  --------  --------
Mortgage loans............................................................................      (13)       (9)        5
Real estate joint ventures................................................................       42         4       (34)
Other limited partnership interests.......................................................       (2)      (11)       (7)
Other.....................................................................................      (37)       (7)       11
                                                                                           --------  --------  --------
     Total net investment gains (losses)..................................................    $(204)     $(27)     $(67)
                                                                                           ========  ========  ========

     See "-- Related Party Investment Transactions" for discussion of related party net investment gains (losses) related to transfers of invested assets.

  Sales or Disposals and Impairments of Fixed Maturity Securities

     Investment gains and losses on sales of securities are determined on a specific identification basis. Proceeds from sales or disposals of fixed maturity securities and the components of fixed maturity securities net investment gains (losses) were as shown in the table below.

                                                                  Years Ended December 31,
                                                             ----------------------------------
                                                                   2018        2017        2016
                                                             ----------  ----------  ----------
                                                                  Fixed Maturity Securities
                                                             ----------------------------------
                                                                        (In millions)
Proceeds....................................................    $11,159     $11,974     $39,210
                                                             ==========  ==========  ==========
Gross investment gains......................................    $   101     $    58     $   253
Gross investment losses.....................................       (279)        (83)       (281)
OTTI losses.................................................         --          (1)        (22)
                                                             ----------  ----------  ----------
 Net investment gains (losses)..............................    $  (178)    $   (26)    $   (50)
                                                             ==========  ==========  ==========

Related Party Investment Transactions

   The Company previously transferred invested assets, primarily consisting of fixed maturity securities, to former affiliates. The estimated fair value of invested assets transferred to former affiliates was $0, $292 million and $1.5 billion for the years ended December 31, 2018, 2017, and 2016, respectively. The amortized cost of invested assets transferred to former affiliates was $0, $294 million and $1.4 billion for the years ended
December 31, 2018, 2017, and 2016, respectively. The net investment gains (losses) recognized on transfers of invested assets to former affiliates was $0, ($2) million and $27 million for the years ended December 31, 2018, 2017, and 2016, respectively. The Company received transfers of invested assets from former affiliates with an estimated fair value of $0, $0 and $5.6 billion for the year ended December 31, 2018, 2017, and 2016, respectively. Additionally, the Company received transfers of invested assets from an affiliate with an estimated fair value of $370 million for the year ended December 31, 2018.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   In April 2016 and in November 2016, the Company received transfers of investments and cash and cash equivalents of $5.2 billion for the recapture of risks related to certain single premium deferred annuity contracts previously reinsured to MLIC, a former affiliate. See Note 6 for additional information related to these transfers.

   At December 31, 2016, the Company had $1.1 billion of loans due from MetLife, Inc., which were included in other invested assets. These loans were carried at fixed interest rates of 4.21% and 5.10%, payable semiannually, and were due on September 30, 2032 and December 31, 2033, respectively. In April 2017, these loans were satisfied in a non-cash exchange for $1.1 billion of notes due to MetLife, Inc. See Notes 3 and 10.

   In January 2017, MLIC recaptured risks related to guaranteed minimum benefit guarantees on certain variable annuities being reinsured by the Company. The Company transferred invested assets and cash and cash equivalents. See Note 6 for additional information related to the transfer.

   In March 2017, the Company sold an operating joint venture with a book value of $89 million to MLIC for $286 million. The operating joint venture was accounted for under the equity method and included in other invested assets. This sale resulted in an increase in additional paid-in capital of $202 million in the first quarter of 2017.

   The Company receives investment administrative services from MetLife Investment Advisors, LLC, which was considered a related party investment manager until the completion of the MetLife Divestiture. The related investment administrative service charges were $49 million, $93 million and $98 million for the years ended December 31, 2018, 2017 and 2016, respectively. All of the charges reported as related party activity in 2018 occurred prior to the MetLife Divestiture. See Note 1 regarding the MetLife Divestiture.

8. Derivatives

Accounting for Derivatives

   See Note 1 for a description of the Company's accounting policies for derivatives and Note 9 for information about the fair value hierarchy for derivatives.

   Derivatives are financial instruments with values derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps, forwards, futures and option contracts. To a lesser extent, the Company uses credit default swaps to synthetically replicate investment risks and returns which are not readily available in the cash markets.

  Interest Rate Derivatives

     The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps, interest rate total return swaps, caps, floors, swaptions and futures.

     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value, cash flow and nonqualifying hedging relationships.

     Interest rate total return swaps are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and a floating rate, calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. Interest rate total return swaps are used by the Company to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). The Company utilizes interest rate total return swaps in nonqualifying hedging relationships.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


     The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities, as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in nonqualifying hedging relationships.

     In exchange-traded interest rate Treasury futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate Treasury futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury curve performance, and to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded interest rate futures in nonqualifying hedging relationships.

     Swaptions are used by the Company to hedge interest rate risk associated with the Company's long-term liabilities and invested assets. A swaption is an option to enter into a swap with a forward starting effective date. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. The Company pays a premium for purchased swaptions and receives a premium for written swaptions. The Company utilizes swaptions in nonqualifying hedging relationships. Swaptions are included in interest rate options.

  Foreign Currency Exchange Rate Derivatives

     The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in cash flow and nonqualifying hedging relationships.

     To a lesser extent, the Company uses foreign currency forwards in nonqualifying hedging relationships.

  Credit Derivatives

     The Company enters into purchased credit default swaps to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional amount in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, involuntary restructuring or governmental intervention. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred. The Company utilizes credit default swaps in nonqualifying hedging relationships.

     The Company enters into written credit default swaps to create synthetic credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. government and agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

  Equity Derivatives

     The Company uses a variety of equity derivatives to reduce its exposure to equity market risk, including equity index options, equity variance swaps, exchange-traded equity futures and equity total return swaps.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


     Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Certain of these contracts may also contain settlement provisions linked to interest rates. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. The Company utilizes equity index options in nonqualifying hedging relationships.

     Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. The Company utilizes equity variance swaps in nonqualifying hedging relationships.

     In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts and to pledge initial margin based on futures exchange requirements. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded equity futures in nonqualifying hedging relationships.

     In an equity total return swap, the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and a floating rate, calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. The Company uses equity total return swaps to hedge its equity market guarantees in certain of its insurance products. Equity total return swaps can be used as hedges or to create synthetic investments. The Company utilizes equity total return swaps in nonqualifying hedging relationships.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


Primary Risks Managed by Derivatives

   The following table presents the primary underlying risk exposure, gross notional amount, and estimated fair value of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                      December 31,
                                                            -----------------------------------------------------------------
                                                                         2018                             2017
                                                            ------------------------------- ---------------------------------
                                                                      Estimated Fair Value             Estimated Fair Value
                                                                      ---------------------           -----------------------
                                                             Gross                           Gross
                                                            Notional                        Notional
                           Primary Underlying Risk Exposure  Amount    Assets   Liabilities  Amount      Assets   Liabilities
                         ---------------------------------- --------- -------- ------------ --------- --------- -------------
                                                                                      (In millions)
Derivatives Designated as Hedging Instruments
Fair value hedges:
Interest rate swaps.....     Interest rate                  $      -- $     --       $   -- $     175   $    44        $   --
                                                            --------- -------- ------------ --------- --------- -------------
Cash flow hedges:
Interest rate swaps.....     Interest rate                         --       --           --        27         5            --
Foreign currency swaps..     Foreign currency exchange rate     2,461      200           30     1,762        86            75
                                                            --------- -------- ------------ --------- --------- -------------
 Subtotal.................................................      2,461      200           30     1,789        91            75
                                                            --------- -------- ------------ --------- --------- -------------
 Total qualifying hedges..................................      2,461      200           30     1,964       135            75
                                                            --------- -------- ------------ --------- --------- -------------
Derivatives Not Designated or Not Qualifying as
 Hedging Instruments
Interest rate swaps.....     Interest rate                     10,747      528          558    20,213       922           774
Interest rate caps......     Interest rate                      3,350       21           --     2,671         7            --
Interest rate futures...     Interest rate                         53       --           --       282         1            --
Interest rate options...     Interest rate                     17,168      168           61    24,600       133            63
Foreign currency swaps..     Foreign currency exchange rate     1,398       99           18     1,103        69            41
Foreign currency
 forwards...............     Foreign currency exchange rate       125       --           --       130        --             2
Credit default swaps --
 purchased..............     Credit                                98        3           --        65        --             1
Credit default swaps --
 written................     Credit                             1,798       14            3     1,878        40            --
Equity futures..........     Equity market                        169       --           --     2,713        15            --
Equity index options....     Equity market                     45,815    1,372        1,207    47,066       794         1,664
Equity variance swaps...     Equity market                      5,574       80          232     8,998       128           430
Equity total return
 swaps..................     Equity market                      3,920      280            3     1,767        --            79
                                                            --------- -------- ------------ --------- --------- -------------
 Total non-designated or nonqualifying derivatives........     90,215    2,565        2,082   111,486     2,109         3,054
                                                            --------- -------- ------------ --------- --------- -------------
 Total....................................................  $  92,676 $  2,765       $2,112 $ 113,450   $ 2,244        $3,129
                                                            ========= ======== ============ ========= ========= =============

   Based on gross notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2018 and 2017. The Company's use of derivatives includes (i) derivatives that serve as macro hedges of the Company's exposure to various risks and that generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules;
(ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship; (iii) derivatives that economically hedge embedded derivatives that do not qualify for hedge accounting because the changes in estimated fair value of the embedded derivatives are already recorded in net income; and (iv) written credit default swaps that are used to create synthetic credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship. For these nonqualified derivatives, changes in market factors can lead to the recognition of fair value changes on the statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


   The following table presents earned income on derivatives:

                                                       Years Ended December 31,
                                                   --------------------------------
                                                         2018       2017       2016
                                                   ---------- ---------- ----------
                                                            (In millions)
Qualifying hedges:
Net investment income.............................       $ 27       $ 21       $ 19
Nonqualifying hedges:
Net derivative gains (losses).....................        166        314        460
Policyholder benefits and claims..................         --          8         16
                                                   ---------- ---------- ----------
 Total............................................       $193       $343       $495
                                                   ========== ========== ==========

   The following tables present the amount and location of gains (losses) recognized for derivatives and gains (losses) pertaining to hedged items presented in net derivative gains (losses):

                                                                      Year Ended December 31, 2018
                                                 ----------------------------------------------------------------------
                                                                        Net
                                                                    Derivative
                                                        Net            Gains
                                                    Derivative       (Losses)                                  Amount
                                                       Gains        Recognized       Net                      of Gains
                                                     (Losses)           for        Investment   Policyholder  (Losses)
                                                  Recognized for      Hedged        Income     Benefits and   deferred
                                                   Derivatives (1)    Items (2)      (3)        Claims (4)      in AOCI
                                                 -----------------  -----------  ------------ --------------  ---------
                                                                              (In millions)
Derivatives Designated as Hedging Instruments:
Fair value hedges (5):
  Interest rate derivatives.....................             $ (12)         $12           $--            $--       $ --
                                                 -----------------  -----------  ------------ --------------  ---------
    Total fair value hedges.....................               (12)          12            --             --         --
                                                 -----------------  -----------  ------------ --------------  ---------
Cash flow hedges (5):
  Interest rate derivatives.....................               129           (1)            5             --         (5)
  Foreign currency exchange rate derivatives....                --           (1)           --             --        161
                                                 -----------------  -----------  ------------ --------------  ---------
    Total cash flow hedges......................               129           (2)            5             --        156
                                                 -----------------  -----------  ------------ --------------  ---------
Derivatives Not Designated or Not Qualifying as
Hedging Instruments:
  Interest rate derivatives.....................              (736)          --            --             --         --
  Foreign currency exchange rate derivatives....                65           (7)           --             --         --
  Credit derivatives............................               (19)          --            --             --         --
  Equity derivatives............................               570           --            --             --         --
  Embedded derivatives..........................               579           --            --             (8)        --
                                                 -----------------  -----------  ------------ --------------  ---------
    Total non-qualifying hedges.................               459           (7)           --             (8)        --
                                                 -----------------  -----------  ------------ --------------  ---------
    Total.......................................             $ 576          $ 3           $ 5            $(8)      $156
                                                 =================  ===========  ============ ==============  =========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


                                                                      Year Ended December 31, 2017
                                                 ---------------------------------------------------------------------
                                                                        Net
                                                                    Derivative
                                                        Net            Gains
                                                    Derivative       (Losses)                                 Amount
                                                       Gains        Recognized       Net                     of Gains
                                                     (Losses)           for       Investment   Policyholder  (Losses)
                                                  Recognized for      Hedged       Income     Benefits and   deferred
                                                   Derivatives (1)    Items (2)      (3)       Claims (4)      in AOCI
                                                 -----------------  -----------  -----------  -------------  ---------
                                                                             (In millions)
Derivatives Designated as Hedging Instruments:
Fair value hedges (5):
  Interest rate derivatives.....................           $     2         $ (2)         $--          $  --      $  --
                                                 -----------------  -----------  -----------  -------------  ---------
    Total fair value hedges.....................                 2           (2)          --             --         --
                                                 -----------------  -----------  -----------  -------------  ---------
Cash flow hedges (5):
  Interest rate derivatives.....................                --           --            6             --          1
  Foreign currency exchange rate derivatives....                 8           (9)          --             --       (153)
                                                 -----------------  -----------  -----------  -------------  ---------
    Total cash flow hedges......................                 8           (9)           6             --       (152)
                                                 -----------------  -----------  -----------  -------------  ---------
Derivatives Not Designated or Not Qualifying as
Hedging Instruments:
  Interest rate derivatives.....................              (325)          --           --              8         --
  Foreign currency exchange rate derivatives....               (98)         (32)          --             --         --
  Credit derivatives............................                21           --           --             --         --
  Equity derivatives............................            (2,584)          --           (1)          (341)        --
  Embedded derivatives..........................             1,237           --           --            (16)        --
                                                 -----------------  -----------  -----------  -------------  ---------
    Total non-qualifying hedges.................            (1,749)         (32)          (1)          (349)        --
                                                 -----------------  -----------  -----------  -------------  ---------
    Total.......................................           $(1,739)        $(43)         $ 5          $(349)     $(152)
                                                 =================  ===========  ===========  =============  =========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


                                                                         Year Ended December 31, 2016
                                                        ---------------------------------------------------------------
                                                                            Net
                                                                         Derivative
                                                              Net          Gains
                                                          Derivative      (Losses)                              Amount
                                                             Gains       Recognized     Net                    of Gains
                                                           (Losses)         for      Investment  Policyholder  (Losses)
                                                        Recognized for     Hedged      Income    Benefits and  deferred
                                                        Derivatives (1)  Items (2)      (3)       Claims (4)   in AOCI
                                                        ---------------  ----------  ----------  ------------  --------
                                                                                 (In millions)
Derivatives Designated as Hedging Instruments:
Fair value hedges (5):
 Interest rate derivatives.............................         $     1        $ (1)        $--         $  --       $--
                                                        ---------------  ----------  ----------  ------------  --------
   Total fair value hedges.............................               1          (1)         --            --        --
                                                        ---------------  ----------  ----------  ------------  --------
Cash flow hedges (5):
 Interest rate derivatives.............................              35          --           5            --        28
 Foreign currency exchange rate derivatives............               3          (2)         --            --        42
                                                        ---------------  ----------  ----------  ------------  --------
   Total cash flow hedges..............................              38          (2)          5            --        70
                                                        ---------------  ----------  ----------  ------------  --------
Derivatives Not Designated or Not Qualifying as
 Hedging Instruments:
 Interest rate derivatives.............................          (2,873)         --          --            (4)       --
 Foreign currency exchange rate derivatives............              76         (14)         --            --        --
 Credit derivatives....................................              10          --          --            --        --
 Equity derivatives....................................          (1,724)         --          (6)         (320)       --
 Embedded derivatives..................................          (1,741)         --          --            (4)       --
                                                        ---------------  ----------  ----------  ------------  --------
   Total non-qualifying hedges.........................          (6,252)        (14)         (6)         (328)       --
                                                        ---------------  ----------  ----------------------------------
   Total...............................................         $(6,213)       $(17)        $(1)        $(328)      $70
                                                        ===============  ==========  ==================================

-------------

(1) Includes gains (losses) reclassified from AOCI for cash flow hedges.

(2) Includes foreign currency transaction gains (losses) on hedged items in cash flow and nonqualifying hedging relationships. Hedged items in fair value hedging relationship includes fixed rate liabilities reported in policyholder account balances or future policy benefits and fixed maturity securities. Ineffective portion of the gains (losses) recognized in income is not significant.

(3) Includes changes in estimated fair value related to economic hedges of equity method investments in joint ventures and gains (losses) reclassified from AOCI for cash flow hedges.

(4) Changes in estimated fair value related to economic hedges of variable annuity guarantees included in future policy benefits.

(5) All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

   In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. Because certain of the forecasted transactions also were not probable of occurring within two months of the anticipated date, the Company reclassified amounts from AOCI into net derivative gains (losses). These amounts were $0, $9 million and $1 million for the years ended December 31, 2018, 2017 and 2016, respectively.

   There were no hedged forecasted transactions, other than the receipt of payment of variable interest payments, for December 31, 2018. At December 31, 2017, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed two years.

   At December 31, 2018 and 2017, the balance in AOCI associated with cash flow hedges was $253 million and $231 million, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


Credit Derivatives

   In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the nonqualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current estimated fair value of the credit default swaps.

   The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                         December 31,
                                         -----------------------------------------------------------------------------
                                                          2018                                   2017
                                         -------------------------------------- --------------------------------------
                                                       Maximum                                Maximum
                                         Estimated      Amount                  Estimated      Amount
                                         Fair Value   of Future      Weighted   Fair Value   of Future      Weighted
                                         of Credit  Payments under   Average    of Credit  Payments under   Average
Rating Agency Designation of Referenced   Default   Credit Default   Years to    Default   Credit Default   Years to
Credit Obligations (1)                     Swaps        Swaps      Maturity (2)   Swaps        Swaps      Maturity (2)
---------------------------------------  ---------- -------------- ------------ ---------- -------------- ------------
                                                                     (Dollars in millions)
Aaa/Aa/A................................        $ 8         $  689          2.0        $12         $  558          2.8
Baa.....................................          3          1,109          5.0         28          1,295          4.7
Ba......................................         --             --                      --             25          4.5
                                         ---------- --------------              ---------- --------------
 Total..................................        $11         $1,798          3.9        $40         $1,878          4.1
                                         ========== ==============              ========== ==============

--------

(1) Includes both single name credit default swaps that may be referenced to the credit of corporations, foreign governments, or state and political subdivisions and credit default swaps referencing indices. The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P Global Ratings ("S&P"), and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2) The weighted average years to maturity of the credit default swaps is calculated based on weighted average gross notional amounts.

Counterparty Credit Risk

   The Company may be exposed to credit-related losses in the event of nonperformance by its counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

   The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

   The Company's OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

   See Note 9 for a description of the impact of credit risk on the valuation of derivatives.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


   The estimated fair values of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

                                                                                                December 31,
                                                                              -----------------------------------------------
                                                                                       2018                     2017
                                                                              ----------------------  -----------------------
Derivatives Subject to a Master Netting Arrangement or a Similar Arrangement    Assets   Liabilities    Assets    Liabilities
----------------------------------------------------------------------------  --------  ------------  --------  -------------
                                                                                               (In millions)
Gross estimated fair value of derivatives:
OTC-bilateral (1)............................................................  $ 2,800       $ 2,102   $ 2,222        $ 3,080
OTC-cleared and Exchange-traded (1), (6).....................................       20             2        69             40
                                                                              --------  ------------  --------  -------------
  Total gross estimated fair value of derivatives (1)........................    2,820         2,104     2,291          3,120
                                                                              --------  ------------  --------  -------------
Estimated fair value of derivatives presented on the consolidated balance
 sheets (1), (6).............................................................    2,820         2,104     2,291          3,120
Gross amounts not offset on the consolidated balance sheets:
Gross estimated fair value of derivatives: (2)
OTC-bilateral................................................................   (1,669)       (1,669)   (1,942)        (1,942)
OTC-cleared and Exchange-traded..............................................       (2)           (2)       (1)            (1)
Cash collateral: (3), (4)
OTC-bilateral................................................................   (1,038)           --      (247)            --
OTC-cleared and Exchange-traded..............................................      (15)           --       (27)           (39)
Securities collateral: (5)
OTC-bilateral................................................................      (83)         (433)      (31)        (1,138)
                                                                              --------  ------------  --------  -------------
  Net amount after application of master netting agreements and collateral...  $    13       $    --   $    43        $    --
                                                                              ========  ============  ========  =============

--------

(1) At December 31, 2018 and 2017, derivative assets included income or (expense) accruals reported in accrued investment income or in other liabilities of $55 million and $47 million, respectively, and derivative liabilities included (income) or expense accruals reported in accrued investment income or in other liabilities of ($8) million and ($9) million, respectively.

(2) Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3) Cash collateral received by the Company for OTC-bilateral and OTC-cleared derivatives is included in cash and cash equivalents, short-term investments or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions on the balance sheet.

(4) The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange-traded and OTC-cleared derivatives and is included in premiums, reinsurance and other receivables on the balance sheet. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At December 31, 2018 and 2017, the Company received excess cash collateral of $348 million and $93 million, respectively, and provided excess cash collateral of $64 million and $5 million, respectively, which is not included in the table above due to the foregoing limitation.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


(5) Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Subject to certain constraints, the Company is permitted by contract to sell or re-pledge this collateral, but at December 31, 2018, none of the collateral had been sold or re-pledged. Securities collateral pledged by the Company is reported in fixed maturity securities on the balance sheet. Subject to certain constraints, the counterparties are permitted by contract to sell or re-pledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At
    December 31, 2018 and 2017, the Company received excess securities collateral with an estimated fair value of $58 million and $337 million, respectively, for its OTC-bilateral derivatives, which are not included in the table above due to the foregoing limitation. At December 31, 2018 and 2017, the Company provided excess securities collateral with an estimated fair value of $364 million and $471 million, respectively, for its OTC-bilateral derivatives, $81 million and $426 million, respectively, for its OTC-cleared derivatives, and $14 million and $118 million, respectively, for its exchange-traded derivatives, which are not included in the table above due to the foregoing limitation.

(6) Effective January 16, 2018, the London Clearing House ("LCH") amended its rulebook, resulting in the characterization of variation margin transfers as settlement payments, as opposed to adjustments to collateral. These amendments impacted the accounting treatment of the Company's centrally cleared derivatives, for which the LCH serves as the central clearing party.

   The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the amount owed by that counterparty reaches a minimum transfer amount. A small number of these arrangements also include credit-contingent provisions that include a threshold above which collateral must be posted. Such agreements provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the financial strength or credit ratings of Brighthouse Life Insurance Company and/or the counterparty. In addition, substantially all of the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade credit rating from each of Moody's and S&P. If a party's financial strength or credit ratings were to fall below that specific investment grade credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

   The following table presents the estimated fair value of the Company's OTC-bilateral derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The Company's collateral agreements require both parties to be fully collateralized, as such, Brighthouse Life Insurance Company would not be required to post additional collateral as a result of a downgrade in financial strength rating. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

                                                                                               December 31,
                                                                                           ---------------------
                                                                                                 2018       2017
                                                                                           ---------- ----------
                                                                                               (In millions)
Estimated fair value of derivatives in a net liability position (1).......................       $433     $1,138
Estimated Fair Value of Collateral Provided:
Fixed maturity securities.................................................................       $797     $1,414

-------------

(1) After taking into consideration the existence of netting agreements.

Embedded Derivatives

   The Company issues certain insurance contracts that contain embedded derivatives that are required to be separated from their host contracts and measured at fair value. These host contracts include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; related party assumed reinsurance of variable annuity guaranteed minimum benefits; index-linked annuities that are directly written or assumed through reinsurance; and ceded reinsurance of variable annuity GMIBs.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


   The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                             December 31,
                                                                          -----------------
                                       Balance Sheet Location                 2018     2017
                             -------------------------------------------- -------- --------
                                                                            (In millions)
Embedded derivatives within
 asset host contracts:
Ceded guaranteed minimum
 income benefits............ Premiums, reinsurance and other receivables    $  228   $  227
Options embedded in debt or
 equity securities (1)...... Investments                                        --      (52)
                                                                          -------- --------
 Embedded derivatives
   within asset host
   contracts................                                                $  228   $  175
                                                                          ======== ========
Embedded derivatives within
 liability host contracts:
Direct guaranteed minimum
 benefits................... Policyholder account balances                  $1,546   $1,122
Direct index-linked
 annuities.................. Policyholder account balances                     488      674
Assumed guaranteed minimum
 benefits................... Policyholder account balances                     386      437
Assumed index-linked
 annuities.................. Policyholder account balances                      96        1
                                                                          -------- --------
 Embedded derivatives
   within liability host
   contracts................                                                $2,516   $2,234
                                                                          ======== ========

--------

(1) In connection with the adoption of new guidance related to the recognition and measurement of financial instruments (see Note 1), effective January 1, 2018, the Company is no longer required to bifurcate and account separately for derivatives embedded in equity securities. Beginning January 1, 2018, the entire change in the estimated fair value of equity securities is recognized as a component of net investment gains and losses.

   The following table presents changes in estimated fair value related to embedded derivatives:

                                                        Years Ended December 31,
                                                   ----------------------------------
                                                         2018        2017        2016
                                                   ----------  ----------  ----------
                                                              (In millions)
Net derivative gains (losses) (1), (2)............       $579      $1,237     $(1,741)
Policyholder benefits and claims..................       $ (8)     $  (16)    $    (4)

-------------

(1) The valuation of direct and assumed guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were $513 million, $337 million and $244 million for the years ended December 31, 2018, 2017 and 2016, respectively.

(2) See Note 6 for discussion of related party net derivative gains (losses).

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)


9. Fair Value

   When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the determination of estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


Recurring Fair Value Measurements

   The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy, are presented below. Investments that do not have a readily determinable fair value and are measured at net asset value ("NAV") (or equivalent) as practical expedient to estimated fair value are excluded from the fair value hierarchy.

                                                                                  December 31, 2018
                                                             -----------------------------------------------------------
                                                                       Fair Value Hierarchy
                                                             -----------------------------------------

                                                                                                         Total Estimated
                                                                   Level 1       Level 2       Level 3    Fair Value
                                                             ------------- ------------- ------------- -----------------
                                                                                    (In millions)
Assets
Fixed maturity securities:
U.S. corporate..............................................        $   --      $ 23,740        $  319          $ 24,059
U.S. government and agency..................................         2,334         6,310            --             8,644
RMBS........................................................            --         8,429             6             8,435
Foreign corporate...........................................            --         7,503           392             7,895
CMBS........................................................            --         5,004           129             5,133
State and political subdivision.............................            --         3,512            74             3,586
ABS.........................................................            --         2,072            39             2,111
Foreign government..........................................            --         1,485            --             1,485
                                                             ------------- ------------- ------------- -----------------
 Total fixed maturity securities............................         2,334        58,055           959            61,348
                                                             ------------- ------------- ------------- -----------------
Equity securities (1).......................................            13           124             3               140
Derivative assets: (2)
Interest rate...............................................            --           717            --               717
Foreign currency exchange rate..............................            --           288            11               299
Credit......................................................            --            10             7                17
Equity market...............................................            --         1,634            98             1,732
                                                             ------------- ------------- ------------- -----------------
 Total derivative assets....................................            --         2,649           116             2,765
                                                             ------------- ------------- ------------- -----------------
Embedded derivatives within asset host contracts (3)........            --            --           228               228
Separate account assets.....................................           217        91,293             1            91,511
                                                             ------------- ------------- ------------- -----------------
 Total assets...............................................        $2,564      $152,121        $1,307          $155,992
                                                             ============= ============= ============= =================
Liabilities
Derivative liabilities: (2)
Interest rate...............................................        $   --      $    619        $   --          $    619
Foreign currency exchange rate..............................            --            48            --                48
Credit......................................................            --             2             1                 3
Equity market...............................................            --         1,205           237             1,442
                                                             ------------- ------------- ------------- -----------------
 Total derivative liabilities...............................            --         1,874           238             2,112
                                                             ------------- ------------- ------------- -----------------
Embedded derivatives within liability host contracts (3)....            --            --         2,516             2,516
                                                             ------------- ------------- ------------- -----------------
 Total liabilities..........................................        $   --      $  1,874        $2,754          $  4,628
                                                             ============= ============= ============= =================

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


                                                                                       December 31, 2017
                                                                  -----------------------------------------------------------
                                                                            Fair Value Hierarchy
                                                                  -----------------------------------------   Total Estimated
                                                                        Level 1       Level 2       Level 3    Fair Value
                                                                  ------------- ------------- ------------- -----------------
                                                                                         (In millions)
Assets
Fixed maturity securities:
U.S. corporate...................................................        $   --      $ 21,491        $  889          $ 22,380
U.S. government and agency.......................................         8,002         7,911            --            15,913
RMBS.............................................................            --         6,836           981             7,817
Foreign corporate................................................            --         5,723         1,048             6,771
CMBS.............................................................            --         3,155           136             3,291
State and political subdivision..................................            --         4,098            --             4,098
ABS..............................................................            --         1,691           105             1,796
Foreign government...............................................            --         1,262             5             1,267
                                                                  ------------- ------------- ------------- -----------------
 Total fixed maturity securities.................................         8,002        52,167         3,164            63,333
                                                                  ------------- ------------- ------------- -----------------
Equity securities (1)............................................            18            19           124               161
Short-term investments...........................................           135           120            14               269
Commercial mortgage loans........................................            --           115            --               115
Derivative assets: (2)
Interest rate....................................................             1         1,111            --             1,112
Foreign currency exchange rate...................................            --           155            --               155
Credit...........................................................            --            30            10                40
Equity market....................................................            15           773           149               937
                                                                  ------------- ------------- ------------- -----------------
 Total derivative assets.........................................            16         2,069           159             2,244
                                                                  ------------- ------------- ------------- -----------------
Embedded derivatives within asset host contracts (3).............            --            --           227               227
Separate account assets..........................................           410       109,741             5           110,156
                                                                  ------------- ------------- ------------- -----------------
 Total assets....................................................        $8,581      $164,231        $3,693          $176,505
                                                                  ============= ============= ============= =================
Liabilities
Derivative liabilities: (2)
Interest rate....................................................        $   --      $    837        $   --          $    837
Foreign currency exchange rate...................................            --           117             1               118
Credit...........................................................            --             1            --                 1
Equity market....................................................            --         1,736           437             2,173
                                                                  ------------- ------------- ------------- -----------------
 Total derivative liabilities....................................            --         2,691           438             3,129
                                                                  ------------- ------------- ------------- -----------------
Embedded derivatives within liability host contracts (3).........            --            --         2,234             2,234
Long-term debt...................................................            --            11            --                11
                                                                  ------------- ------------- ------------- -----------------
 Total liabilities...............................................        $   --      $  2,702        $2,672          $  5,374
                                                                  ============= ============= ============= =================

--------

(1) The Company reclassified FHLB stock in the prior period from equity securities to other invested assets.

(2) Derivative assets are presented within other invested assets on the consolidated balance sheets and derivative liabilities are presented within other liabilities on the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation on the consolidated balance sheets but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(3) Embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables and other invested assets on the consolidated balance sheets. Embedded derivatives within liability host contracts are presented within policyholder account balances, on the consolidated balance sheets. At December 31, 2018 and 2017, debt and equity securities also included embedded derivatives of $0 and ($52) million, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


  Valuation Controls and Procedures

      The Company monitors and provides oversight of valuation controls and policies for securities, mortgage loans and derivatives, which are primarily executed by its valuation service providers. The valuation methodologies used to determine fair values prioritize the use of observable market prices and market-based parameters and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. The valuation methodologies for securities, mortgage loans and derivatives are reviewed on an ongoing basis and revised when necessary, based on changing market conditions. In addition, the Chief Accounting Officer periodically reports to the Audit Committee of Brighthouse Financial's Board of Directors regarding compliance with fair value accounting standards.

      The fair value of financial assets and financial liabilities is based on quoted market prices, where available. The Company assesses whether prices received represent a reasonable estimate of fair value through controls designed to ensure valuations represent an exit price. Valuation service providers perform several controls, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. Independent non-binding broker quotes, also referred to herein as "consensus pricing," are used for non-significant portion of the portfolio. Prices received from independent brokers are assessed to determine if they represent a reasonable estimate of fair value by considering such pricing relative to the current market dynamics and current pricing for similar financial instruments.

      Valuation service providers also apply a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained. If obtaining an independent non-binding broker quotation is unsuccessful, valuation service providers will use the last available price.

      The Company reviews outputs of the valuation service providers' controls and performs additional controls, including certain monthly controls, which include but are not limited to, performing balance sheet analytics to assess reasonableness of period to period pricing changes, including any price adjustments. Price adjustments are applied if prices or quotes received from independent pricing services or brokers are not considered reflective of market activity or representative of estimated fair value. The Company did not have significant price adjustments during the year ended December 31, 2018.

  Determination of Fair Value

   Fixed maturity securities

      The fair values for actively traded marketable bonds, primarily U.S. government and agency securities, are determined using the quoted market prices and are classified as Level 1 assets. For fixed maturity securities classified as Level 2 assets, fair values are determined using either a market or income approach and are valued based on a variety of observable inputs as described below.

      U.S. corporate and foreign corporate securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, benchmark yields, spreads off benchmark yields, new issuances, issuer rating, trades of identical or comparable securities, or duration. Privately-placed securities are valued using the additional key inputs: market yield curve, call provisions, observable prices and spreads for similar public or private securities that incorporate the credit quality and industry sector of the issuer, and delta spread adjustments to reflect specific credit-related issues.

      U.S. government and agency, state and political subdivision and foreign government securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, benchmark U.S. Treasury yield or other yields, spread off the U.S. Treasury yield curve for the identical security, issuer ratings and issuer spreads, broker dealer quotes, and comparable securities that are actively traded.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


      Structured Securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, ratings, geographic region, weighted average coupon and weighted average maturity, average delinquency rates and debt-service coverage ratios. Other issuance-specific information is also used, including, but not limited to; collateral type, structure of the security, vintage of the loans, payment terms of the underlying asset, payment priority within tranche, and deal performance.

       Equity securities, short-term investments, commercial mortgage loans and long-term debt

      The fair value for actively traded equity securities and short-term investments are determined using quoted market prices and are classified as Level 1 assets. For financial instruments classified as Level 2 assets or liabilities, fair values are determined using a market approach and are valued based on a variety of observable inputs as described below.

      Equity securities and short-term investments: Fair value is determined using third-party commercial pricing services, with the primary input being quoted prices in markets that are not active.

      Commercial mortgage loans and long-term debt: Fair value is determined using third-party commercial pricing services, with the primary input being quoted securitization market price determined principally by independent pricing services using observable inputs or quoted prices or reported NAV provided by the fund managers.

   Derivatives

      The fair values for exchange-traded derivatives are determined using the quoted market prices and are classified as Level 1 assets. For OTC-bilateral derivatives and OTC-cleared derivatives classified as Level 2 assets or liabilities, fair values are determined using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models which are based on market standard valuation methodologies and a variety of observable inputs.

      The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

      Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

      The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

   Embedded Derivatives

      Embedded derivatives principally include certain direct and ceded variable annuity guarantees, equity crediting rates within index-linked annuity contracts, and those related to funds withheld on ceded reinsurance agreements. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


      The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

      The Company determines the fair value of these embedded derivatives by estimating the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations of policyholder behavior. The calculation is based on in-force business and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk-free rates. The percentage of fees included in the initial fair value measurement is not updated in subsequent periods.

      Capital market assumptions, such as risk-free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

      The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for BHF's debt. These observable spreads are then adjusted to reflect the priority of these liabilities and claims paying ability of the issuing insurance subsidiaries as compared to BHF's overall financial strength.

      Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees.

      The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "-- Equity securities, short-term investments, commercial mortgage loans and long-term debt." The estimated fair value of these embedded derivatives is included, along with the funds withheld liability, in other liabilities on the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses).

      The Company issues and assumes through reinsurance index-linked annuities which allow the policyholder to participate in returns from equity indices. The crediting rates associated with these features are embedded derivatives which are measured at estimated fair value separately from the host fixed annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

      The estimated fair value of crediting rates associated with index-linked annuities is determined using a combination of an option pricing model and an option-budget approach. The valuation of these embedded derivatives also includes the establishment of a risk margin, as well as changes in nonperformance risk.

   Transfers into or out of Level 3:

      Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly, and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


   Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

      The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:

                                                                         December 31, 2018   December 31, 2017     Impact of
                                                                       ------------------- -------------------  Increase in Input
                                  Valuation          Significant                                                  on Estimated
                                  Techniques      Unobservable Inputs         Range               Range            Fair Value
                               ----------------- --------------------  ------------------- ------------------- ------------------
Embedded derivatives
Direct, assumed and ceded      Option pricing    Mortality rates           0.02%   -   11%     0.02%   -   12% Decrease (1)
 guaranteed minimum benefits..     techniques
                                                 Lapse rates               0.25%   -   16%     0.25%   -   16% Decrease (2)
                                                 Utilization rates          0%     -   25%      0%     -   25% Increase (3)
                                                 Withdrawal rates          0.25%   -   10%     0.25%   -   10% (4)
                                                 Long-term equity          16.50%  -   22%    17.40%   -   25% Increase (5)
                                                     volatilities
                                                 Nonperformance            1.91%   - 2.66%     0.64%   - 1.43% Decrease (6)
                                                      risk spread

--------

(1) Mortality rates vary by age and by demographic characteristics such as gender. Range shown reflects the mortality rate for policyholders between 35 and 90 years old, which represents the majority of the business with living benefits. Mortality rate assumptions are set based on company experience and include an assumption for mortality improvement.

(2) Range reflects base lapse rates for major product categories for duration 1-20, which represents majority of business with living benefit riders. Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in-the-money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies.

(3) The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible in a given year. The range shown represents the floor and cap of the GMIB dynamic election rates across varying levels of in-the-money. For lifetime withdrawal guarantee riders, the assumption is that everyone will begin withdrawals once account value reaches zero which is equivalent to a 100% utilization rate. Utilization rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contracts withdrawal history and by the age of the policyholder.

(4) The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(5) Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(6) Nonperformance risk spread varies by duration. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

     The Company does not develop unobservable inputs used in measuring fair value for all other assets and liabilities classified within Level 3; therefore, these are not included in the table above. The other Level 3 assets and liabilities primarily included fixed maturity securities and derivatives. For fixed maturity securities valued based on non-binding broker quotes, an increase (decrease) in credit spreads would result in a higher (lower) fair value. For derivatives valued based on third-party pricing models, an increase (decrease) in credit spreads would generally result in a higher (lower) fair value.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)

      The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                                        Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                        ------------------------------------------------------------------
                                                                       Fixed Maturity Securities
                                                        ------------------------------------------------------------------

                                                                                              State and
                                                                             Structured       Political          Foreign
                                                         Corporate (1)      Securities        Subdivision       Government
                                                        --------------      -----------      ------------      -----------
                                                                                                               (In millions)
Balance, January 1, 2017...............................        $ 2,310          $ 1,695              $ 17              $--
Total realized/unrealized gains (losses) included in
 net income (loss) (5) (6).............................             (3)              28                --               --
Total realized/unrealized gains (losses) included in
 AOCI..................................................            127               52                --               --
Purchases (7)..........................................            442              106                --                5
Sales (7)..............................................           (222)            (526)               --               --
Issuances (7)..........................................             --               --                --               --
Settlements (7)........................................             --               --                --               --
Transfers into Level 3 (8).............................            178               11                --               --
Transfers out of Level 3 (8)...........................           (895)            (144)              (17)              --
                                                        --------------      -----------      ------------      -----------
Balance, December 31, 2017.............................        $ 1,937          $ 1,222              $ --              $ 5
Total realized/unrealized gains (losses) included in
 net income (loss) (5) (6).............................              1                2                 1               --
Total realized/unrealized gains (losses) included in
 AOCI..................................................            (32)              (6)               (1)              --
Purchases (7)..........................................             71               42                --               --
Sales (7)..............................................           (197)             (91)               (1)              (5)
Issuances (7)..........................................             --               --                --               --
Settlements (7)........................................             --               --                --               --
Transfers into Level 3 (8).............................            414                9                75               --
Transfers out of Level 3 (8)...........................         (1,483)          (1,004)               --               --
                                                        --------------      -----------      ------------      -----------
Balance, December 31, 2018.............................        $   711          $   174              $ 74              $--
                                                        ==============      ===========      ============      ===========
Changes in unrealized gains (losses) included in net
 income (loss) for the instruments still held at
 December 31, 2016: (9)................................        $     2          $    28              $ --              $--
                                                        ==============      ===========      ============      ===========
Changes in unrealized gains (losses) included in net
 income (loss) for the instruments still held at
 December 31, 2017: (9)................................        $     1          $    23              $ --              $--
                                                        ==============      ===========      ============      ===========
Changes in unrealized gains (losses) included in net
 income (loss) for the instruments still held at
 December 31, 2018: (9)................................        $    (2)         $    (1)             $  1              $--
                                                        ==============      ===========      ============      ===========
Gains (Losses) Data for the year ended December 31,
 2016:
Total realized/unrealized gains (losses) included in
 net income (loss) (5) (6).............................        $   (11)         $    30              $ --              $--
Total realized/unrealized gains (losses) included in
 AOCI..................................................        $   (24)         $    21              $ --              $--

                                                        -------------------------------------------------------------------


                                                                                                     Net
                                                                                       Net         Embedded     Separate
                                                          Equity      Short Term    Derivatives   Derivatives    Account
                                                         Securities   Investments      (2)           (3)        Assets (4)
                                                        -----------  ------------  ------------  ------------  -----------

Balance, January 1, 2017...............................       $ 137          $  2         $(954)      $(2,761)         $10
Total realized/unrealized gains (losses) included in
 net income (loss) (5) (6).............................          (3)           --            92         1,233           --
Total realized/unrealized gains (losses) included in
 AOCI..................................................          --            --            --            --           --
Purchases (7)..........................................           3            14             4            --            2
Sales (7)..............................................         (13)           (1)           --            --           (4)
Issuances (7)..........................................          --            --            --            --           --
Settlements (7)........................................          --            --           579          (479)          (1)
Transfers into Level 3 (8).............................          --            --            --            --            2
Transfers out of Level 3 (8)...........................          --            (1)           --            --           (4)
                                                        -----------  ------------  ------------  ------------  -----------
Balance, December 31, 2017.............................       $ 124          $ 14         $(279)      $(2,007)         $ 5
Total realized/unrealized gains (losses) included in
 net income (loss) (5) (6).............................          --            --           152           571           --
Total realized/unrealized gains (losses) included in
 AOCI..................................................          --            --             9            --           --
Purchases (7)..........................................           1            --             3            --            1
Sales (7)..............................................          (3)          (14)           (7)           --           (1)
Issuances (7)..........................................          --            --            --            --           --
Settlements (7)........................................          --            --            --          (852)          (1)
Transfers into Level 3 (8).............................          --            --            --            --           --
Transfers out of Level 3 (8)...........................        (119)           --            --            --           (3)
                                                        -----------  ------------  ------------  ------------  -----------
Balance, December 31, 2018.............................       $   3          $ --         $(122)      $(2,288)         $ 1
                                                        ===========  ============  ============  ============  ===========
Changes in unrealized gains (losses) included in net
 income (loss) for the instruments still held at
 December 31, 2016: (9)................................       $  --          $ --         $(687)      $(1,772)         $--
                                                        ===========  ============  ============  ============  ===========
Changes in unrealized gains (losses) included in net
 income (loss) for the instruments still held at
 December 31, 2017: (9)................................       $  --          $ --         $ (52)      $ 1,300          $--
                                                        ===========  ============  ============  ============  ===========
Changes in unrealized gains (losses) included in net
 income (loss) for the instruments still held at
 December 31, 2018: (9)................................       $   1          $ --         $ 148       $   268          $--
                                                        ===========  ============  ============  ============  ===========
Gains (Losses) Data for the year ended December 31,
 2016:
Total realized/unrealized gains (losses) included in
 net income (loss) (5) (6).............................       $  --          $ --         $(703)      $(1,760)         $--
Total realized/unrealized gains (losses) included in
 AOCI..................................................       $ (11)         $ --         $   4       $    --          $--

-------------

(1) Comprised of U.S. and foreign corporate securities.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


(2) Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(3) Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(4) Investment performance related to separate account assets is fully offset by corresponding amounts credited to contract holders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income (loss). For the purpose of this disclosure, these changes are presented within net investment gains (losses).

(5) Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses). Substantially all realized/unrealized gains (losses) included in net income
    (loss) for net derivatives and net embedded derivatives are reported in net derivative gains (losses).

(6) Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(7) Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(8) Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(9) Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods. Substantially all changes in unrealized gains (losses) included in net income (loss) for net derivatives and net embedded derivatives are reported in net derivative gains (losses).

Fair Value of Financial Instruments Carried at Other Than Fair Value

   The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, payables for collateral under securities loaned and other transactions, and those short-term investments that are not securities and therefore are not included in the three level hierarchy table disclosed in the "-- Recurring Fair Value Measurements" section. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the tables below are not considered financial instruments subject to this disclosure.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


   The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                                      December 31, 2018
                                              ------------------------------------------------------------------
                                                                    Fair Value Hierarchy
                                                           --------------------------------------
                                                                                                      Total
                                                  Carrying                                          Estimated
                                                 Value          Level 1      Level 2      Level 3     Fair Value
                                              ------------ ------------ ------------ ------------ --------------
                                                                        (In millions)
Assets
Mortgage loans...............................      $13,596          $--       $   --      $13,761        $13,761
Policy loans.................................      $ 1,001          $--       $  619      $   452        $ 1,071
Other invested assets........................      $    77          $--       $   64      $    13        $    77
Premiums, reinsurance and other receivables..      $ 1,426          $--       $   31      $ 1,501        $ 1,532
Liabilities
Policyholder account balances................      $15,183          $--       $   --      $13,732        $13,732
Long-term debt...............................      $   434          $--       $   38      $   380        $   418
Other liabilities............................      $   395          $--       $   54      $   323        $   377
Separate account liabilities.................      $ 1,025          $--       $1,025      $    --        $ 1,025

                                                                      December 31, 2017
                                              ------------------------------------------------------------------
                                                                    Fair Value Hierarchy
                                                           --------------------------------------
                                                                                                      Total
                                                  Carrying                                          Estimated
                                                 Value          Level 1      Level 2      Level 3     Fair Value
                                              ------------ ------------ ------------ ------------ --------------
                                                                        (In millions)
Assets
Mortgage loans...............................      $10,525          $--       $   --      $10,768        $10,768
Policy loans.................................      $ 1,106          $--       $  746      $   439        $ 1,185
Real estate joint ventures (1)...............      $     5          $--       $   --      $    22        $    22
Other limited partnership interests (1)......      $    36          $--       $   --      $    28        $    28
Other invested assets (2)....................      $    71          $--       $   71      $    --        $    71
Premiums, reinsurance and other receivables..      $ 1,556          $--       $  126      $ 1,783        $ 1,909
Liabilities
Policyholder account balances................      $15,626          $--       $   --      $15,760        $15,760
Long-term debt...............................      $    35          $--       $   42      $    --        $    42
Other liabilities............................      $   459          $--       $   93      $   368        $   461
Separate account liabilities.................      $ 1,206          $--       $1,206      $    --        $ 1,206

-------------

(1) In connection with the adoption of new guidance related to the recognition and measurement of financial instruments (see Note 1), effective January 1, 2018 on a modified retrospective basis, the Company carries real estate joint ventures and other limited partnership interests previously accounted under the cost method of accounting at NAV as a practical expedient to estimated fair value.

(2) The Company reclassified FHLB stock in the prior period from equity securities to other invested assets.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)


10. Long-term Debt

   Long-term debt outstanding was as follows:

                                                                                            December 31,
                                                                                        ---------------------
                                                               Interest Rate   Maturity       2018       2017
                                                             --------------- ---------- ---------- ----------
                                                                                            (In millions)
Surplus note -- affiliated..................................      8.150%        2058          $200        $--
Surplus note -- affiliated..................................      7.800%        2058           200         --
Other long-term debt -- unaffiliated (1)....................      7.028%        2030            34         46
                                                                                        ---------- ----------
 Total long-term debt.......................................                                  $434        $46
                                                                                        ========== ==========

-------------

(1)Represents non-recourse debt for which creditors have no access, subject to customary exceptions, to the general assets of the Company other than recourse to certain investment companies.

   The aggregate maturities of long-term debt at December 31, 2018 were $2 million in each of 2019, 2020, 2021, 2022 and 2023 and $424 million thereafter.

   Interest expense related to long-term debt of $6 million, $58 million and $128 million for the years ended December 31, 2018, 2017 and 2016, respectively, is included in other expenses.

Surplus Notes

   On December 21, 2018, Brighthouse Life Insurance Company issued a
$200 million surplus note due December 2058 to NELICO (the "December 2058 Surplus Note") in exchange for $28 million of cash and $172 million of invested assets, primarily fixed maturity securities. The December 2058 Surplus Note bears interest at a fixed rate of 8.15%, payable annually. On December 21, 2018, with the prior approval of the Commonwealth of Massachusetts Division of Insurance, NELICO distributed the December 2058 Surplus Note to BH Holdings via a non-cash extraordinary dividend. Payments of interest and principal on the December 2058 Surplus Note may be made only with the prior approval of the Delaware Department of Insurance.

   On September 28, 2018, Brighthouse Life Insurance Company issued a
$200 million surplus note due September 2058 to BH Holdings (the "September 2058 Surplus Note") in exchange for cash, which bears interest at a fixed rate of 7.80%, payable annually. Payments of interest and principal on the September 2058 Surplus Note may be made only with the prior approval of the Delaware Department of Insurance.

   On June 16, 2017, MetLife, Inc. forgave Brighthouse Life Insurance Company's obligation to pay the principal amount of $750 million, 8.595% surplus notes held by MetLife, Inc., which were originally issued in 2008. The forgiveness of the surplus notes was treated as a capital transaction and recorded as an increase to additional paid-in capital.

   On April 28, 2017, two surplus note obligations due to MetLife, Inc. totaling $1.1 billion, which were originally issued in 2012 and 2013, were due on September 30, 2032 and December 31, 2033 and bore interest at 5.13% and 6.00%, respectively, were satisfied in a non-cash exchange for $1.1 billion of loans due from MetLife, Inc.

Committed Facilities

  MetLife, Inc. Credit and Committed Facilities

     The Company previously had access to an unsecured revolving credit facility and certain committed facilities through the Company's former parent, MetLife, Inc. These facilities were used for collateral for certain of the Company's affiliated reinsurance liabilities. In connection with the affiliated reinsurance company restructuring, effective April 28, 2017, MetLife, Inc.'s then existing affiliated reinsurance subsidiaries that supported the business interests of Brighthouse Financial became a part of Brighthouse Financial. Simultaneously with the affiliated reinsurance company restructuring, the existing reserve financing arrangements of the affected reinsurance subsidiaries, as well as Brighthouse Financial's access to MetLife, Inc.'s revolving credit facility and certain committed facilities, including outstanding letters of credit, were terminated and replaced with a single reinsurance financing arrangement, which is discussed in more detail below. The terminated facilities included a $3.5 billion committed facility for the benefit of MRSC and a $4.3 billion committed facility for the benefit of a designated protected cell of MRV.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

10. Long-term Debt (continued)


     For the years ended December 31, 2017 and 2016, the Company recognized commitment and letters of credit fees totaling $19 million and $55 million, respectively, in other expenses associated with these committed facilities.

  Reinsurance Financing Arrangement

     On April 28, 2017, BRCD entered into a $10.0 billion financing arrangement with a pool of highly rated third-party reinsurers. This financing arrangement consists of credit-linked notes that each mature in 2037. At December 31, 2018, there were no borrowings under this facility and there was $9.8 billion of funding available under this arrangement. For the years ended December 31, 2018 and 2017, the Company recognized commitment fees of $44 million and $27 million, respectively, in other expenses associated with this committed facility.

  Repurchase Facility

     On April 16, 2018, Brighthouse Life Insurance Company entered into a secured committed repurchase facility (the "Repurchase Facility") with a financial institution, pursuant to which Brighthouse Life Insurance Company may enter into repurchase transactions in an aggregate amount up to $2.0 billion. The Repurchase Facility has a term of three years, beginning on July 31, 2018 and maturing on July 31, 2021. Under the Repurchase Facility, Brighthouse Life Insurance Company may sell certain eligible securities at a purchase price based on the market value of the securities less an applicable margin based on the types of securities sold, with a concurrent agreement to repurchase such securities at a predetermined future date (ranging from two weeks to three months) and at a price which represents the original purchase price plus interest. At December 31, 2018, there were no borrowings under the Repurchase Facility. For the year ended December 31, 2018, fees associated with this committed facility were not significant.

11. Equity

Capital Transactions

   During the year ended December 31, 2017, the Company received cash capital contributions totaling $1.3 billion from Brighthouse Holdings.

   During the third quarter of 2017, the Company recognized a $1.1 billion non-cash tax charge and corresponding capital contribution from MetLife, Inc. This tax obligation was in connection with the Separation and MetLife, Inc. is responsible for this obligation through a tax separation agreement with MetLife (the "Tax Separation Agreement"). See Note 13.

   During the second quarter of 2017, MetLife, Inc. forgave Brighthouse Life Insurance Company's obligation to pay the principal amount of $750 million of surplus notes held by MetLife, Inc. The forgiveness of these notes was a non-cash capital contribution. See Note 10.

   In April 2017, in connection with the Contribution Transactions, the Company recognized a $2.7 billion return of capital to MetLife, Inc. See Note 3. During the year ended December 31, 2016, the Company recognized a non-cash return of capital to MetLife, Inc. of $26 million.

   During the first quarter of 2017, the Company sold an operating joint venture to a former affiliate and the resulting $202 million gain was treated as a cash capital contribution. See Note 7.

   During the year ended December 31, 2016, the Company received cash capital contributions of $1.6 billion and recognized non-cash capital contributions of $69 million from MetLife, Inc.

   In December 2015, the Company accrued capital contributions from MetLife, Inc. of $120 million in premiums, reinsurance and other receivables and additional paid-in capital, which were settled for cash in 2016.

Statutory Equity and Income

   The states of domicile of Brighthouse Life Insurance Company and BHNY impose RBC requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital ("TAC"), calculated in the manner prescribed by the NAIC to its authorized control level RBC ("ACL RBC"), calculated in the manner prescribed by the NAIC, based on the statutory-based filed financial statements. Companies below specific trigger levels or ratios are classified by their respective levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC. The RBC ratios for Brighthouse Life Insurance Company and BHNY were each in excess of 400% for all periods presented.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)


   Brighthouse Life Insurance Company and BHNY prepare statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile.

   Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting of reinsurance agreements and valuing investments and deferred tax assets on a different basis.

   The tables below present amounts from Brighthouse Life Insurance Company and BHNY, which are derived from the statutory-basis financial statements as filed with the insurance regulators.

   Statutory net income (loss) was as follows:

                                                                                      Years Ended December 31,
                                                                                 ----------------------------------
 Company                                                       State of Domicile       2018        2017        2016
-----------------------------------------------------------  ------------------- ----------  ----------  ----------
                                                                                            (In millions)
 Brighthouse Life Insurance Company.........................      Delaware          $(1,104)      $(425)     $1,186
 Brighthouse Life Insurance Company of NY...................      New York          $    19       $  22      $  (87)

   Statutory capital and surplus was as follows at:

                                                                December 31,
                                                              -----------------
  Company                                                         2018     2017
 -----------------------------------------------------------  -------- --------
                                                                (In millions)
  Brighthouse Life Insurance Company.........................   $6,731   $5,594
  Brighthouse Life Insurance Company of NY...................   $  279   $  294

   Brighthouse Life Insurance Company has a reinsurance subsidiary, BRCD that was formed in 2017 as the result of the merger of certain other affiliated captive reinsurance subsidiaries. BRCD reinsures risks including level premium term life and ULSG assumed from other Brighthouse Life Insurance Company subsidiaries. BRCD, with the explicit permission of the Delaware Commissioner, has included, as admitted assets, the value of credit-linked notes, serving as collateral, which resulted in higher statutory capital and surplus of $8.7 billion and $8.3 billion for the years ended December 31, 2018 and 2017, respectively.

   The statutory net income (loss) of the Company's affiliate reinsurance companies was ($1.1) billion, ($1.6) billion and ($363) million for the years ended December 31, 2018, 2017 and 2016, respectively, and the combined statutory capital and surplus, including the aforementioned prescribed practices, were $557 million and $972 million at December 31, 2018 and 2017, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)


 Dividend Restrictions

   The table below sets forth the dividends permitted to be paid by the Company's insurance companies without insurance regulatory approval and dividends paid:

                                                                    2019              2018           2017
                                                             ------------------- -------------- --------------
                                                               Permitted Without
 Company                                                        Approval (1)           Paid (2)       Paid (2)
-----------------------------------------------------------  ------------------- -------------- --------------
                                                                               (In millions)
 Brighthouse Life Insurance Company.........................                $798            $--            $--
 Brighthouse Life Insurance Company of NY...................                $ 27            $--            $--

--------

(1) Reflects dividend amounts that may be paid during 2019 without prior regulatory approval. However, because dividend tests may be based on dividends previously paid over rolling 12-month periods, if paid before a specified date during 2019, some or all of such dividends may require regulatory approval.

(2) Reflects all amounts paid, including those requiring regulatory approval.

   Under the Delaware Insurance Law, Brighthouse Life Insurance Company is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its net statutory gain from operations for the immediately preceding calendar year (excluding realized capital gains), not including pro rata distributions of Brighthouse Life Insurance Company's own securities. Brighthouse Life Insurance Company will be permitted to pay a stockholder dividend in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner and the Delaware Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as "unassigned funds (surplus)") as of the immediately preceding calendar year requires insurance regulatory approval. Under the Delaware Insurance Law, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders.

   Under the New York Insurance Law, BHNY may not pay stockholder dividends without prior approval of the New York Superintendent of Financial Services.

   Under BRCD's plan of operations, no dividend or distribution may be made by BRCD without the prior approval of the Delaware Commissioner. During the year ended December 31, 2018, BRCD paid cash dividends of $2 million to its preferred shareholders. During the year ended December 31, 2017, BRCD paid an extraordinary cash dividend of $535 million to Brighthouse Life Insurance Company.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)


 Accumulated Other Comprehensive Income (Loss)

   Information regarding changes in the balances of each component of AOCI was as follows:

                                                                Unrealized                              Foreign
                                                             Investment Gains      Unrealized Gains     Currency
                                                             (Losses), Net of        (Losses) on      Translation
                                                             Related Offsets (1)     Derivatives        Adjustments      Total
                                                           ---------------------  -----------------  --------------  ---------
                                                                                      (In millions)
Balance at December 31, 2015..............................               $ 1,379              $ 241            $(26)   $ 1,594
OCI before reclassifications..............................                  (565)                70              (3)      (498)
Deferred income tax benefit (expense).....................                   185                (25)             --        160
                                                           ---------------------  -----------------  --------------  ---------
  AOCI before reclassifications, net of income tax........                   999                286             (29)     1,256
Amounts reclassified from AOCI............................                    30                (43)             --        (13)
Deferred income tax benefit (expense).....................                   (10)                15              --          5
                                                           ---------------------  -----------------  --------------  ---------
  Amounts reclassified from AOCI, net of income tax.......                    20                (28)             --         (8)
                                                           ---------------------  -----------------  --------------  ---------
Balance at December 31, 2016..............................                 1,019                258             (29)     1,248
OCI before reclassifications..............................                   529               (152)              9        386
Deferred income tax benefit (expense).....................                  (206)                54              (3)      (155)
                                                           ---------------------  -----------------  --------------  ---------
  AOCI before reclassifications, net of income tax........                 1,342                160             (23)     1,479
Amounts reclassified from AOCI............................                    61                (14)             --         47
Deferred income tax benefit (expense) (2).................                   306                  5              --        311
                                                           ---------------------  -----------------  --------------  ---------
  Amounts reclassified from AOCI, net of income tax.......                   367                 (9)             --        358
                                                           ---------------------  -----------------  --------------  ---------
Balance at December 31, 2017..............................                 1,709                151             (23)     1,837
 Cumulative effect of change in accounting principle and
 other, net of income tax (see Note 1)....................                   (79)                --              --        (79)
                                                           ---------------------  -----------------  --------------  ---------
Balance, January 1, 2018..................................                 1,630                151             (23)     1,758
OCI before reclassifications..............................                (1,534)               156              (4)    (1,382)
Deferred income tax benefit (expense).....................                   327                 54               1        382
                                                           ---------------------  -----------------  --------------  ---------
  AOCI before reclassifications, net of income tax........                   423                361             (26)       758
Amounts reclassified from AOCI............................                   179               (134)             --         45
Deferred income tax benefit (expense).....................                   (38)               (47)             --        (85)
                                                           ---------------------  -----------------  --------------  ---------
  Amounts reclassified from AOCI, net of income tax.......                   141               (181)             --        (40)
                                                           ---------------------  -----------------  --------------  ---------
Balance at December 31, 2018..............................               $   564              $ 180            $(26)   $   718
                                                           =====================  =================  ==============  =========

-------------

(1) See Note 7 for information on offsets to investments related to future policy benefits, DAC, VOBA and DSI.

(2) Includes the $330 million impact of the Tax Act related to unrealized investments gains (losses), net of related offsets. See Note 1 for more information.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)


   Information regarding amounts reclassified out of each component of AOCI was as follows:

                                                                                                Consolidated Statements of
 AOCI Components                                                Amounts Reclassified from AOCI     Operations Locations
--------------------------------------------------------------  ----------------------------   ------------------------------
                                                                  Years Ended December 31,
                                                                ----------------------------
                                                                    2018       2017      2016
                                                                --------   --------  --------
                                                                        (In millions)
 Net unrealized investment gains (losses):
 Net unrealized investment gains(losses).......................    $(178)     $ (15)     $(39) Net investment gains (losses)
 Net unrealized investment gains (losses)......................        1          1         3  Net investment income
 Net unrealized investment gains (losses)......................       (2)       (47)        6  Net derivative gains (losses)
                                                                --------   --------  --------
  Net unrealized investment gains (losses), before income tax..     (179)       (61)      (30)
 Income tax (expense) benefit..................................       38       (306)       10
                                                                --------   --------  --------
  Net unrealized investment gains (losses), net of income tax..     (141)      (367)      (20)
                                                                --------   --------  --------
 Unrealized gains (losses) on derivatives - cash flow hedges:
 Interest rate swaps...........................................       98         --        33  Net derivative gains (losses)
 Interest rate swaps...........................................        3          3         3  Net investment income
 Interest rate forwards........................................       31         --         2  Net derivative gains (losses)
 Interest rate forwards........................................        2          3         2  Net investment income
 Foreign currency swaps........................................       --          8         3  Net derivative gains (losses)
                                                                --------   --------  --------
  Gains (losses) on cash flow hedges, before income tax........      134         14        43
 Income tax (expense) benefit..................................       47         (5)      (15)
                                                                --------   --------  --------
  Gains (losses) on cash flow hedges, net of income tax........      181          9        28
                                                                --------   --------  --------
  Total reclassifications, net of income tax...................    $  40      $(358)     $  8
                                                                ========   ========  ========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)


12. Other Revenues and Other Expenses

Other Revenues

   The Company has entered into contracts with mutual funds, fund managers, and their affiliates (collectively, the "Funds") whereby the Company is paid monthly or quarterly fees ("12b-1 fees") for providing certain services to customers and distributors of the Funds. The 12b-1 fees are generally equal to a fixed percentage of the average daily balance of the customer's investment in a fund are based on a specified in the contract between the Company and the Funds. Payments are generally collected when due and are neither refundable nor able to offset future fees.

   To earn these fees, the Company performs services such as responding to phone inquiries, maintaining records, providing information to distributors and shareholders about fund performance and providing training to account managers and sales agents. The passage of time reflects the satisfaction of the Company's performance obligations to the Funds and is used to recognize revenue associated with 12b-1 fees.

   Other revenues consisted primarily of 12b-1 fees were $255 million, $264 million and $253 million for the years ended December 31, 2018, 2017 and 2016, respectively, of which substantially all were reported in the Annuities segment.

Other Expenses

   Information on other expenses was as follows:

                                                                                     Years Ended December 31,
                                                                                 --------------------------------
                                                                                       2018       2017       2016
                                                                                 ---------- ---------- ----------
                                                                                           (In millions)
Compensation....................................................................     $  278     $  263     $  356
Contracted services and other labor costs.......................................        194        130         97
Transition services agreements..................................................        268        295         --
Establishment costs.............................................................        131        116         --
Premium and other taxes, licenses and fees......................................         64         58         59
Separate account fees...........................................................          2          3        (27)
Volume related costs, excluding compensation, net of DAC capitalization.........        595        687        645
Interest expense on debt........................................................          6         56        130
Goodwill impairment (1).........................................................         --         --        381
Other...........................................................................        225        225        440
                                                                                 ---------- ---------- ----------
 Total other expenses...........................................................     $1,763     $1,833     $2,081
                                                                                 ========== ========== ==========

-------------

(1) Based on a quantitative analysis performed for the Run-off reporting unit, it was determined that the goodwill associated with this reporting unit was not recoverable and resulted in the impairment of the entire goodwill balance.

Capitalization of DAC

   See Note 5 for information on the capitalization of DAC.

Interest Expense on Debt

   See Note 10 for attribution of interest expense by debt issuance.

Related Party Expenses

   See Note 15 for a discussion of related party expenses included in the table above.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)


13. Income Tax

   The provision for income tax was as follows:

                                                                            Years Ended December 31,
                                                                       ----------------------------------
                                                                             2018        2017        2016
                                                                       ----------  ----------  ----------
                                                                                  (In millions)
Current:
Federal...............................................................      $(178)    $   368     $  (374)
Foreign...............................................................         --          18           4
                                                                       ----------  ----------  ----------
 Subtotal.............................................................       (178)        386        (370)
                                                                       ----------  ----------  ----------
Deferred:
Federal...............................................................        331      (1,124)     (1,320)
Foreign...............................................................         --          --          --
                                                                       ----------  ----------  ----------
 Subtotal.............................................................        331      (1,124)     (1,320)
                                                                       ----------  ----------  ----------
 Provision for income tax expense (benefit)...........................      $ 153     $  (738)    $(1,690)
                                                                       ==========  ==========  ==========

   The reconciliation of the income tax provision at the statutory tax rate to the provision for income tax as reported was as follows:

                                                                            Years Ended December 31,
                                                                       ----------------------------------
                                                                             2018        2017        2016
                                                                       ----------  ----------  ----------
                                                                              (Dollars in millions)
Tax provision at statutory rate.......................................       $235      $ (567)    $(1,563)
Tax effect of:
Dividend received deduction...........................................        (40)       (116)       (110)
Excess loss account - Separation from MetLife (1).....................         (2)      1,088          --
Rate revaluation due to tax reform (2)................................         --        (696)         --
Prior year tax........................................................         (1)         (4)         24
Tax credits...........................................................        (24)        (29)        (22)
Release of valuation allowance........................................        (11)         --          --
Foreign tax rate differential.........................................         --          --           2
Goodwill impairment...................................................         --        (288)        (20)
Sale of subsidiary....................................................         --        (136)         (6)
Other, net............................................................         (4)         10           5
                                                                       ----------  ----------  ----------
 Provision for income tax expense (benefit)...........................       $153      $ (738)    $(1,690)
                                                                       ==========  ==========  ==========
 Effective tax rate...................................................         14%         46%         38%
                                                                       ==========  ==========  ==========

-------------

(1) For the year ended December 31, 2017, the Company recognized a $1.1 billion non-cash charge to provision for income tax expense and corresponding capital contribution from MetLife, Inc. This tax obligation was in connection with the Separation. MetLife, Inc. is responsible for this obligation through the Tax Separation Agreement.

(2) For the year ended December 31, 2017, the Company recognized a $696 million benefit in net income from remeasurement of net deferred tax liabilities in connection with the Tax Act discussed in Note 1.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)


   Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities.

   Net deferred income tax assets and liabilities consisted of the following at:

                                                                                                December 31,
                                                                                           ---------------------
                                                                                                 2018       2017
                                                                                           ---------- ----------
                                                                                               (In millions)
Deferred income tax assets:
Investments, including derivatives........................................................     $   --     $  313
Net operating loss carryforwards..........................................................      1,025        416
Tax credit carryforwards..................................................................         58        191
Employee benefits.........................................................................          4         --
Intangibles...............................................................................        159        227
Other.....................................................................................         --         74
                                                                                           ---------- ----------
 Total deferred income tax assets.........................................................      1,246      1,221
Less: valuation allowance.................................................................         --         11
                                                                                           ---------- ----------
 Total net deferred income tax assets.....................................................      1,246      1,210
                                                                                           ---------- ----------
Deferred income tax liabilities:
Policyholder liabilities and receivables..................................................        796        853
Investments, including derivatives........................................................        546         --
Net unrealized investment gains...........................................................        198        494
DAC.......................................................................................        633        757
Other.....................................................................................         17         --
                                                                                           ---------- ----------
 Total deferred income tax liabilities....................................................      2,190      2,104
                                                                                           ---------- ----------
 Net deferred income tax asset (liability)................................................     $(944)     $ (894)
                                                                                           ========== ==========

   At December 31, 2018, the Company had net operating loss carryforwards of approximately $4.9 billion and the Company had recorded a related deferred tax asset of $1.0 billion. The following table sets forth the net operating loss carryforwards for tax purposes at December 31, 2018.

                                                                                           Net Operating Loss
                                                                                               Carryforwards
                                                                                           ------------------
                                                                                             (In millions)
Expiration
2034-2038.................................................................................             $3,035
Indefinite................................................................................              1,844
                                                                                           ------------------
                                                                                                       $4,879
                                                                                           ==================

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)


   The following table sets forth the general business credits and foreign tax credits available for carryforward for tax purposes at December 31, 2018.

                                                                       Tax Credit Carryforwards
                                                             --------------------------------------------
                                                                 General Business
                                                                   Credits            Foreign Tax Credits
                                                             -------------------- -----------------------
                                                                            (In millions)
Expiration
2019-2023...................................................                  $--                     $18
2024-2028...................................................                   --                      27
2029-2033...................................................                   --                      --
2034-2038...................................................                   13                      --
Indefinite..................................................                   --                      --
                                                             -------------------- -----------------------
                                                                              $13                     $45
                                                             ==================== =======================

   The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its consolidated financial statements, although the resolution of income tax matters could impact the Company's effective tax rate in the future.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                  Years Ended December 31,
                                                             ---------------------------------
                                                                   2018       2017        2016
                                                             ---------- ----------  ----------
                                                                       (In millions)
Balance at January 1,.......................................        $22       $ 38         $43
Additions for tax positions of prior years..................         12         --           1
Reductions for tax positions of prior years.................         --         (4)         (9)
Additions for tax positions of current year.................         --          3           5
Reductions for tax positions of current year................         --         (2)         --
Settlements with tax authorities............................         --        (13)         (2)
                                                             ---------- ----------  ----------
Balance at December 31,.....................................        $34       $ 22         $38
                                                             ========== ==========  ==========
Unrecognized tax benefits that, if recognized would impact
 the effective rate.........................................        $34       $ 22         $38
                                                             ========== ==========  ==========

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense. Interest related to unrecognized tax benefits was not significant. The Company had no penalties for each of the years ended December 31, 2018, 2017 and 2016.

   The dividend received deduction reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the statutory tax rate. The Tax Act has changed the dividend received deduction amount applicable to insurance companies to a 70% company share and a 50% dividend received deduction for eligible dividends.

   The Company is under continuous examination by the Internal Revenue Service and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiary. The Company is no longer subject to federal, state or local income tax examinations for years prior to 2007.

   Management believes it has established adequate tax liabilities, and final resolution of the audit for the years 2007 and forward is not expected to have a material impact on the Company's consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)


  Tax Sharing Agreements

   For the periods prior to the Separation, the Company filed a consolidated federal life and non-life income tax return in accordance with the provisions of the Tax Code. Current taxes (and the benefits of tax attributes such as losses) are allocated to the Company, and its includable subsidiaries, under the consolidated tax return regulations and a tax sharing agreement with MetLife. This tax sharing agreement states that federal taxes will be computed on a modified separate return basis with benefits for losses.

   For periods after the Separation, the Company and any directly owned life insurance and reinsurance subsidiaries (including BHNY and BRCD) entered in a tax sharing agreement to join a life consolidated federal income tax return. The nonlife subsidiaries of the Company will file their own federal income tax returns. The tax sharing agreements state that federal taxes are computed on a modified separate return basis with benefit for losses.

  Income Tax Transactions with Former Parent

   The Company entered into a Tax Separation Agreement. Among other things, the Tax Separation Agreement governs the allocation between MetLife and us of the responsibility for the taxes of the MetLife group. The Tax Separation Agreement also allocates rights, obligations and responsibilities in connection with certain administrative matters relating to the preparation of tax returns and control of tax audits and other proceedings relating to taxes. In October 2017, MetLife paid $723 million to the Company under the Tax Separation Agreement. At December 31, 2017, the current income tax recoverable included $857 million related to this agreement. In November 2018, MetLife paid $894 million to the Company under the Tax Separation Agreement. At December 31, 2018, the current income tax payable included a $135 million payable to MetLife related to this agreement.

14. Contingencies, Commitments and Guarantees

Contingencies

  Litigation

     The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated at December 31, 2018.

   Matters as to Which an Estimate Can Be Made

      For some loss contingency matters, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made. As of December 31, 2018, the Company estimates the aggregate range of reasonably possible losses in excess of amounts accrued for these matters was not material.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

14. Contingencies, Commitments and Guarantees (continued)


   Matters as to Which an Estimate Cannot Be Made

      For other matters, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

   Sales Practices Claims

      Over the past several years, the Company has faced claims and regulatory inquiries and investigations, alleging improper marketing or sales of individual life insurance policies, annuities or other products. The Company continues to defend vigorously against the claims in these matters. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

   Summary

      Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, investor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations. It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although, in light of these considerations, it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

Commitments

  Mortgage Loan Commitments

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $492 million and $388 million at December 31, 2018 and 2017, respectively.

  Commitments to Fund Partnership Investments, and Private Corporate Bond Investments

     The Company commits to fund partnership investments and to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $1.9 billion and $1.4 billion at December 31, 2018 and 2017, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

14. Contingencies, Commitments and Guarantees (continued)


 Guarantees

   In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from $6 million to $142 million, with a cumulative maximum of $148 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

   In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

   The Company's recorded liabilities were $2 million at both December 31, 2018 and 2017 for indemnities, guarantees and commitments.

15. Related Party Transactions

   The Company has various existing arrangements with its Brighthouse affiliates and MetLife for services necessary to conduct its activities. Subsequent to the Separation, certain of the MetLife services continued, as provided for under a master service agreement and various transition services agreements entered into in connection with the Separation. MetLife was no longer considered a related party upon the completion of the MetLife Divestiture on June 14, 2018. All of the MetLife transactions reported as related party activity occurred prior to the MetLife Divestiture. See Note 1 for information regarding the MetLife Divestiture.

   The Company has related party reinsurance, and investment and debt transactions, see Notes 6, 7 and 10 for information on these material related party transactions. Other material arrangements between the Company and its related parties not disclosed elsewhere are as follows:

  Shared Services and Overhead Allocations

     Brighthouse affiliates and MetLife provide the Company certain services, which include, but are not limited to, treasury, financial planning and analysis, legal, human resources, tax planning, internal audit, financial reporting, and information technology. The Company is charged for the MetLife services through a transition services agreement and allocated to the legal entities and products within the Company. When specific identification to a particular legal entity and/or product is not practicable, an allocation methodology based on various performance measures or activity-based costing, such as sales, new policies/contracts issued, reserves, and in-force policy counts is used. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Management believes that the methods used to allocate expenses under these arrangements are reasonable. Costs incurred under these arrangements with the Brighthouse affiliates, as well as with MetLife prior to the MetLife Divestiture that were considered related party expenses, were $1.1 billion, $1.0 billion and $847 million for the years ended December 31, 2018, 2017 and 2016, respectively and were recorded in other expenses. Revenues received from affiliates related to these agreements, recorded in universal life and investment-type product policy fees, was $234 million, $241 million and $236 million for the years ended December 31, 2018, 2017 and 2016, respectively.

     The Company had net receivables (payables) from/to affiliates, related to the items discussed above, of ($50) million and ($60) million at December 31, 2018 and 2017, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

15. Related Party Transactions (continued)


     Brighthouse affiliates incur costs related to the establishment of services and infrastructure to replace those previously provided by MetLife. The Company is charged a fee to reflect the value of the available infrastructure and services provided by these costs. While management believes that the method used to allocate expenses under this arrangement is reasonable, the allocated expenses may not be indicative of those of a stand-alone entity. If expenses were allocated to the Company under this arrangement as incurred by Brighthouse affiliates, the Company would have incurred additional expenses of $68 million for the year ended December 31, 2018. The Company would have incurred no additional expenses under this arrangement in 2017.

  Broker-Dealer Transactions

     Beginning in March 2017, Brighthouse Securities, LLC, a registered broker-dealer affiliate, began distributing the Company's existing and future registered annuity and life products, and the MetLife broker-dealers discontinued such distributions. Prior to March 2017, the Company recognized related party revenues and expenses arising from transactions with MetLife broker-dealers that previously sold the Company's registered annuity and life products. The related party expense for the Company was commissions collected on the sale of variable products by the Company and passed through to the broker-dealer. The related party revenue for the Company was fee income from trusts and mutual funds whose shares serve as investment options of policyholders of the Company. Fee income received from affiliates related to these transactions and recorded in other revenues was $216 million, $224 million and $202 million for the years ended December 31, 2018, 2017 and 2016, respectively. Commission expenses incurred from affiliates related to these transactions and recorded in other expenses was $771 million, $642 million and $638 million for the years ended December 31, 2018, 2017 and 2016, respectively. The Company also had related party fee income receivables of $17 million and $19 million at December 31, 2018 and 2017, respectively.

16. Subsequent Events

Farmer Mac Funding Agreements

   On February 15, 2019, Brighthouse Life Insurance Company entered into a funding agreement program with the Federal Agricultural Mortgage Corporation and its affiliate Farmer Mac Mortgage Securities Corporation ("Farmer Mac"), pursuant to which the parties may agree to enter into funding agreements in an aggregate amount of up to $500 million. The funding agreement program has a term ending on December 1, 2023. Funding agreements are issued to Farmer Mac in exchange for cash. In connection with each funding agreement, Farmer Mac will be granted liens on certain assets, including agricultural loans, to collateralize Brighthouse Life Insurance Company's obligations under the funding agreements. Upon any event of default by Brighthouse Life Insurance Company, Farmer Mac's recovery on the collateral is limited to the amount of Brighthouse Life Insurance Company's liabilities to Farmer Mac. At March 5, 2019, there were no borrowings under this funding agreement program.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                  Schedule I

                      Consolidated Summary of Investments
                   Other Than Investments in Related Parties
                               December 31, 2018

                                 (In millions)

                                                                                            Amount at
                                                       Cost or           Estimated Fair     Which Shown on
                                                    Amortized Cost (1)      Value         Balance Sheet
Types of Investments                            ---------------------- ---------------- ------------------
Fixed maturity securities:
  Bonds:
   U.S. government and agency securities.......                $ 7,503          $ 8,644            $ 8,644
   State and political subdivision securities..                  3,202            3,586              3,586
   Public utilities............................                  2,630            2,749              2,749
   Foreign government securities...............                  1,415            1,485              1,485
   All other corporate bonds...................                 28,976           28,858             28,858
                                                ---------------------- ---------------- ------------------
    Total bonds................................                 43,726           45,322             45,322
  Mortgage-backed and asset-backed securities..                 15,606           15,679             15,679
  Redeemable preferred stock...................                    340              347                347
                                                ---------------------- ---------------- ------------------
      Total fixed maturity securities..........                 59,672           61,348             61,348
                                                ---------------------- ---------------- ------------------
Equity securities:
  Non-redeemable preferred stock...............                    132              124                124
  Common stock:
   Industrial, miscellaneous and all other.....                     10               14                 14
   Public utilities............................                     --                2                  2
                                                ---------------------- ---------------- ------------------
    Total equity securities....................                    142              140                140
                                                ---------------------- ---------------- ------------------
Mortgage loans.................................                 13,596                              13,596
Policy loans...................................                  1,001                               1,001
Real estate joint ventures.....................                    451                                 451
Other limited partnership interests............                  1,839                               1,839
Other invested assets..........................                  3,037                               3,037
                                                ----------------------                  ------------------
      Total investments........................                $79,738                             $81,412
                                                ======================                  ==================

--------

(1) Cost or amortized cost for fixed maturity securities represents original cost reduced by impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or accretion of discounts; for mortgage loans, cost represents original cost reduced by repayments and valuation allowances and adjusted for amortization of premiums or accretion of discounts; for equity securities, cost represents original cost; for real estate joint ventures and other limited partnership interests, cost represents original cost adjusted for equity in earnings and distributions.

                      Brighthouse Life Insurance Company

                                  Schedule II

                        Condensed Financial Information
                             (Parent Company Only)
                          December 31, 2018 and 2017

                (In millions, except share and per share data)

                                                                                       2018        2017
                                                                                 ----------  ----------
Condensed Balance Sheets
Assets
Investments:
Fixed maturity securities available-for-sale, at estimated fair value
 (amortized cost: $51,281 and $50,878, respectively)............................   $ 52,926    $ 55,180
Equity securities available-for-sale, at estimated fair value...................        121         139
Mortgage loans (net of valuation allowances of $55 and $44, respectively).......     13,147      10,127
Policy loans....................................................................      1,001       1,106
Real estate and real estate joint ventures......................................        451         419
Other limited partnership interests.............................................      1,839       1,662
Short-term investments, principally at estimated fair value.....................         --         269
Investment in subsidiaries......................................................      5,098       5,681
Other invested assets, at estimated fair value..................................      2,848       2,362
                                                                                 ----------  ----------
 Total investments..............................................................     77,431      76,945
Cash and cash equivalents.......................................................      3,185       1,249
Accrued investment income.......................................................        636         511
Premium, reinsurance and other receivable.......................................     13,046       9,658
Receivable from subsidiaries....................................................      8,001      10,397
Deferred policy acquisition costs and value of business acquired................      4,572       5,123
Current income tax recoverable..................................................         --          39
Deferred income tax receivable..................................................      1,086       1,247
Other assets, principally at estimated fair value...............................        461         536
Separate account assets.........................................................     87,243     105,135
                                                                                 ----------  ----------
 Total assets...................................................................   $195,661    $210,840
                                                                                 ==========  ==========
Liabilities and Stockholder's Equity
Liabilities
Future policy benefits..........................................................   $ 34,900    $ 35,003
Policyholder account balances...................................................     37,935      36,034
Other policy-related balances...................................................      3,325       3,347
Payables for collateral under securities loaned and other transactions..........      5,024       4,153
Long-term debt..................................................................        400          --
Current income tax payable......................................................          2          --
Other liabilities...............................................................     10,056      10,315
Separate account liabilities....................................................     87,243     105,135
                                                                                 ----------  ----------
 Total liabilities..............................................................    178,885     193,987
                                                                                 ----------  ----------
Stockholder's Equity
Common stock, par value $25,000 per share; 4,000 shares authorized; 3,000
 shares issued and outstanding..................................................         75          75
Additional paid-in capital......................................................     19,073      19,073
Retained earnings (deficit).....................................................     (3,090)     (4,132)
Accumulated other comprehensive income (loss)...................................        718       1,837
                                                                                 ----------  ----------
 Total stockholder's equity.....................................................     16,776      16,853
                                                                                 ----------  ----------
 Total liabilities and stockholder's equity.....................................   $195,661    $210,840
                                                                                 ==========  ==========

        See accompanying notes to the condensed financial information.

                      Brighthouse Life Insurance Company

                                  Schedule II

                  Condensed Financial Information (continued)
                             (Parent Company Only)
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                                               2018      2017      2016
                                                                                           --------  --------  --------
Condensed Statements of Operations
Revenues
Premiums..................................................................................   $  437   $   283   $   921
Universal life and investment-type product policy fees....................................    2,738     2,774     2,696
Equity in earnings of subsidiaries........................................................     (277)    1,221       157
Net investment income.....................................................................    2,885     2,613     2,680
Other revenues............................................................................      398       402       760
Net investment gains (losses).............................................................     (165)       (7)       (2)
Net derivative gains (losses).............................................................    1,335    (1,425)   (5,878)
                                                                                           --------  --------  --------
 Total revenues...........................................................................    7,351     5,861     1,334
                                                                                           --------  --------  --------
Expenses
Policyholder benefits and claims..........................................................    2,388     2,862     2,984
Interest credited to policyholder account balances........................................      881       909       957
Amortization of deferred policy acquisition costs and value of business acquired..........      952       310      (172)
Other expenses............................................................................    1,925     1,848     2,114
                                                                                           --------  --------  --------
 Total expenses...........................................................................    6,146     5,929     5,883
                                                                                           --------  --------  --------
Income (loss) before provision for income tax.............................................    1,205       (68)   (4,549)
Provision for income tax expense (benefit)................................................      238       815    (1,774)
                                                                                           --------  --------  --------
 Net income (loss) attributable to Brighthouse Life Insurance Company.....................   $  967   $  (883)  $(2,775)
                                                                                           ========  ========  ========
Comprehensive income (loss)...............................................................   $  (73)  $  (294)  $(3,121)
                                                                                           ========  ========  ========

        See accompanying notes to the condensed financial information.

                      Brighthouse Life Insurance Company

                                  Schedule II

                  Condensed Financial Information (continued)
                             (Parent Company Only)
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                                               2018      2017      2016
                                                                                           --------  --------  --------
Condensed Statements of Cash Flows
Net cash provided by (used in) operating activities....................................... $  2,774  $  3,460  $  3,256
Cash flows from investing activities
Sales, maturities and repayments of:
 Fixed maturity securities................................................................   14,909    14,667    39,104
 Equity securities........................................................................       19       119       175
 Mortgage loans...........................................................................      840       704     1,484
 Real estate joint ventures...............................................................       67        75       441
 Other limited partnership interests......................................................      187       258       413
Purchases of:
 Fixed maturity securities................................................................  (14,697)  (16,287)  (34,906)
 Equity securities........................................................................       (2)       (2)      (58)
 Mortgage loans...........................................................................   (3,896)   (2,017)   (2,803)
 Real estate joint ventures...............................................................      (31)     (268)      (75)
 Other limited partnership interests......................................................     (327)     (263)     (203)
Cash received in connection with freestanding derivatives.................................    1,795     1,858       707
Cash paid in connection with freestanding derivatives.....................................   (2,879)   (3,829)   (2,764)
Sale of operating joint venture interest to a former affiliate............................       --        67        --
Returns of capital from subsidiaries......................................................       25         7        32
Capital contributions to subsidiaries.....................................................       --       (83)       (1)
Dividends from subsidiaries...............................................................       --       544        --
Net change in policy loans................................................................      105       (14)      109
Net change in short-term investments......................................................      269       711       876
Net change in other invested assets.......................................................       44       (41)        5
                                                                                           --------  --------  --------
Net cash provided by (used in) investing activities.......................................   (3,572)   (3,794)    2,536
                                                                                           --------  --------  --------
Cash flows from financing activities
Policyholder account balances:
 Deposits.................................................................................    5,064     3,845     9,672
 Withdrawals..............................................................................   (3,124)   (2,360)  (12,001)
Net change in payables for collateral under securities loaned and other transactions......      871    (3,136)   (3,257)
Long-term debt issued.....................................................................      228        --        --
Capital contributions.....................................................................       --     1,300     1,568
Capital contribution associated with the sale of operating joint venture interest to a
 former affiliate.........................................................................       --       202        --
Dividends paid to MetLife, Inc............................................................       --        --      (261)
Financing element on certain derivative instruments and other derivative related
 transactions, net........................................................................     (303)     (149)   (1,011)
Other, net................................................................................       (2)       --        --
                                                                                           --------  --------  --------
Net cash provided by (used in) financing activities.......................................    2,734      (298)   (5,290)
                                                                                           --------  --------  --------
Change in cash, cash equivalents and restricted cash......................................    1,936      (632)      502
Cash, cash equivalents and restricted cash, beginning of year.............................    1,249     1,881     1,379
                                                                                           --------  --------  --------
Cash, cash equivalents and restricted cash, end of year................................... $  3,185  $  1,249  $  1,881
                                                                                           ========  ========  ========

        See accompanying notes to the condensed financial information.

                      Brighthouse Life Insurance Company

                                  Schedule II

                  Condensed Financial Information (continued)
                             (Parent Company Only)
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                                                         2018      2017      2016
                                                                                                     --------  --------  --------
Supplemental disclosures of cash flow information
Net cash paid (received) for:
 Interest...........................................................................................    $  --     $  12    $   64
                                                                                                     ========  ========  ========
 Income tax.........................................................................................    $(168)    $(421)   $  428
                                                                                                     ========  ========  ========
Non-cash transactions:
 Capital contributions..............................................................................    $  --     $  --    $   43
                                                                                                     ========  ========  ========
 Transfer of fixed maturity securities from affiliate...............................................    $ 417     $  --    $   --
                                                                                                     ========  ========  ========
 Transfer of fixed maturity securities from former affiliates.......................................    $  --     $  --    $3,565
                                                                                                     ========  ========  ========
 Transfer of mortgage loans from former affiliates..................................................    $  --     $  --    $  395
                                                                                                     ========  ========  ========
 Transfer of short-term investments from former affiliates..........................................    $  --     $  --    $   94
                                                                                                     ========  ========  ========
 Transfer of fixed maturity securities to former affiliates.........................................    $  --     $ 293    $  346
                                                                                                     ========  ========  ========
 Reduction of other invested assets in connection with affiliated reinsurance transactions..........    $  --     $  --    $  676
                                                                                                     ========  ========  ========
 Reduction of policyholder account balances in connection with reinsurance transactions.............    $  --     $ 293    $   --
                                                                                                     ========  ========  ========

        See accompanying notes to the condensed financial information.

                      Brighthouse Life Insurance Company

                                  Schedule II

                 Notes to the Condensed Financial Information
                             (Parent Company Only)

1. Basis of Presentation

   The condensed financial information of Brighthouse Life Insurance Company (the "Parent Company") should be read in conjunction with the consolidated financial statements of Brighthouse Life Insurance Company and its subsidiaries and the notes thereto (the "Consolidated Financial Statements"). These condensed unconsolidated financial statements reflect the results of operations, financial position and cash flows for the Parent Company. Investments in subsidiaries are accounted for using the equity method of accounting.

   The preparation of these condensed unconsolidated financial statements in conformity with GAAP requires management to adopt accounting policies and make certain estimates and assumptions. The most important of these estimates and assumptions relate to the fair value measurements, identifiable intangible assets and the provision for potential losses that may arise from litigation and regulatory proceedings and tax audits, which may affect the amounts reported in the condensed unconsolidated financial statements and accompanying notes. Actual results could differ from these estimates.

2. Investment in Subsidiaries

   During the year ended December 31, 2017, Brighthouse Life Insurance Company paid cash capital contributions to subsidiaries of $83 million, of which $75 million was paid to BHNY, and received cash dividends from subsidiaries of $544 million, of which $535 million was received from BRCD.

3. Long-term Debt

   Long-term debt outstanding was as follows:

                                                                                 December 31,
                                                                               -----------------
                                                     Interest Rate    Maturity     2018     2017
                                                   ---------------  ---------- -------- --------
                                                                                 (In millions)
Surplus note -- affiliated........................           8.150%       2058     $200      $--
Surplus note -- affiliated........................           7.800%       2058      200       --
                                                                               -------- --------
 Total long-term debt.............................                                 $400      $--
                                                                               ======== ========

   The aggregate maturities of long-term debt at December 31, 2018 were $0 in each of 2019, 2020, 2021, 2022 and 2023 and $400 million thereafter.

   Interest expense related to long-term debt of $4 million, $35 million and $65 million for the years ended December 31, 2018, 2017 and 2016, respectively, is included in other expenses.

  Surplus Notes

   See Note 10 of the Notes to the Consolidated Financial Statements for information regarding the affiliated surplus notes.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                 Schedule III

               Consolidated Supplementary Insurance Information
                          December 31, 2018 and 2017

                                 (In millions)

                                                               Future Policy
                                                     DAC     Benefits and Other   Policyholder
                                                     and       Policy-Related      Account          Unearned        Unearned
 Segment                                               VOBA      Balances          Balances     Premiums (1), (2)   Revenue (1)
-------------------------------------------------  -------- ------------------- -------------- ------------------ -------------
 2018
 Annuities........................................   $4,357             $ 8,666        $28,600                $--          $ 88
 Life.............................................      613               4,802          2,534                 13            18
 Run-off..........................................        5              17,252          8,195                 --           107
 Corporate & Other................................      111               7,596              1                  6            --
                                                   -------- ------------------- -------------- ------------------ -------------
  Total...........................................   $5,086             $38,316        $39,330                $19          $213
                                                   ======== =================== ============== ================== =============
 2017
 Annuities........................................   $4,819             $ 8,200        $25,943                $--          $ 93
 Life.............................................      671               4,437          2,620                 13            28
 Run-off..........................................        5              18,265          8,505                 --            95
 Corporate & Other................................      128               7,533              1                  5            --
                                                   -------- ------------------- -------------- ------------------ -------------
  Total...........................................   $5,623             $38,435        $37,069                $18          $216
                                                   ======== =================== ============== ================== =============

--------

(1) Amounts are included within the future policy benefits and other policy-related balances column.

(2) Includes premiums received in advance.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                 Schedule III

        Consolidated Supplementary Insurance Information -- (continued)
                       December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                           Policyholder
                                                                       Benefits and Claims
                                        Premiums and                           and
                                       Universal Life         Net      Interest Credited to
                                     and Investment-Type    Investment     Policyholder     Amortization of    Other
 Segment                              Product Policy Fees  Income (1)     Account Balances    DAC and VOBA     Expenses
-------                             --------------------- ------------ -------------------- ---------------  ----------
 2018
 Annuities.........................                $2,410       $1,509               $1,603          $  901      $1,052
 Life..............................                   774          371                  637              93         214
 Run-off...........................                   777        1,311                1,923              --         202
 Corporate & Other.................                    98           44                   64              17         295
                                    --------------------- ------------ -------------------- ---------------  ----------
  Total............................                $4,059       $3,235               $4,227          $1,011      $1,763
                                    ===================== ============ ==================== ===============  ==========
 2017
 Annuities.........................                $2,448       $1,238               $2,140          $  141      $1,035
 Life..............................                   713          285                  681             186         237
 Run-off...........................                   715        1,358                1,788             570         278
 Corporate & Other.................                   108           92                   61              19         283
                                    --------------------- ------------ -------------------- ---------------  ----------
  Total............................                $3,984       $2,973               $4,670          $  916      $1,833
                                    ===================== ============ ==================== ===============  ==========
 2016
 Annuities.........................                $2,714       $1,324               $2,340          $ (908)     $  903
 Life..............................                   546          330                  541             261         242
 Run-off...........................                   878        1,311                1,901             399         275
 Corporate & Other.................                   139          146                   87              23         280
                                    --------------------- ------------ -------------------- ---------------  ----------
  Total............................                $4,277       $3,111               $4,869          $ (225)     $1,700
                                    ===================== ============ ==================== ===============  ==========

  ------

   (1) See Note 2 of the Notes to the Consolidated Financial Statements for the basis of allocation of net investment income.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                  Schedule IV

                           Consolidated Reinsurance
                       December 31, 2018, 2017 and 2016

                             (Dollars in millions)

                                                                                    % Amount
                                 Gross Amount     Ceded     Assumed   Net Amount  Assumed to Net
                               -------------- --------- ----------- ------------ ---------------
2018
Life insurance in-force.......       $561,218  $180,362      $9,248     $390,104             2.4%
                               ============== ========= =========== ============
Insurance premium
Life insurance (1)............       $  1,415  $    559      $   12     $    868             1.4%
Accident & health insurance...            225       224          --            1              --%
                               -------------- --------- ----------- ------------
 Total insurance premium......       $  1,640  $    783      $   12     $    869             1.4%
                               ============== ========= =========== ============
2017
Life insurance in-force.......       $589,488  $194,032      $9,006     $404,462             2.2%
                               ============== ========= =========== ============
Insurance premium
Life insurance (1)............       $  1,500  $    689      $   13     $    824             1.6%
Accident & health insurance...            231       227          --            4             0.0%
                               -------------- --------- ----------- ------------
 Total insurance premium......       $  1,731  $    916      $   13     $    828             1.6%
                               ============== ========= =========== ============
2016
Life insurance in-force.......       $610,206  $450,000      $7,006     $167,212             4.2%
                               ============== ========= =========== ============
Insurance premium
Life insurance (1)............       $  1,850  $    909      $   67     $  1,008             6.6%
Accident & health insurance...            376       218          14          172             8.1%
                               -------------- --------- ----------- ------------
 Total insurance premium......       $  2,226  $  1,127      $   81     $  1,180             6.9%
                               ============== ========= =========== ============

--------

(1) Includes annuities with life contingencies.

   For the year ended December 31, 2018, reinsurance ceded and assumed included related party transactions for life insurance in-force of $0 and $1.8 billion, respectively, and life insurance premiums of $201 million and $7 million, respectively. For the year ended December 31, 2017, reinsurance ceded and assumed included related party transactions for life insurance in-force of $17.1 billion and $9.0 billion, respectively, and life insurance premiums of $537 million and $13 million, respectively. For the year ended December 31, 2016, reinsurance ceded and assumed included related party transactions for life insurance in-force of $266.3 billion and $7.0 billion, respectively, and life insurance premiums of $766 million and $35 million, respectively.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                     PART C


                               OTHER INFORMATION
-----------------


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


(a) Financial Statements

   The financial statements and financial highlights of each of the Subaccounts of the Separate Account are included in Part B hereof and include:

   (1)   Report of Independent Registered Public Accounting Firm


   (2)   Statements of Assets and Liabilities as of December 31, 2018

   (3)   Statements of Operations for the year ended December 31, 2018

   (4) Statements of Changes in Net Assets for the years ended December 31, 2018 and 2017


   (5)   Notes to the Financial Statements

   The consolidated financial statements and financial statement schedules of the Company and subsidiaries are included in Part B hereof and include:

   (1)   Report of Independent Registered Public Accounting Firm


   (2)   Consolidated Balance Sheets as of December 31, 2018 and 2017

   (3) Consolidated Statements of Operations for the years ended December 31, 2018, 2017 and 2016



   (4) Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2018, 2017 and 2016

   (5) Consolidated Statements of Equity for the years ended December 31, 2018, 2017 and 2016

   (6) Consolidated Statements of Cash Flows for the years ended December 31, 2018, 2017 and 2016


   (7)   Notes to the Consolidated Financial Statements

   (8)   Financial Statement Schedules

EXHIBIT
NUMBER                DESCRIPTION
------                -----------


1. Resolution of The Travelers Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to MetLife of CT Fund ABD for Variable Annuities' registration statement on Form N-4 EL, File Nos. 033-65343/811-07465, filed December 22, 1995.)


1(a). Resolution of the MetLife Insurance Company of Connecticut Board of Directors, dated March 24, 2008, authorizing the combining of MetLife of CT Separate Account Five for Variable Annuities into the MetLife of CT Separate Account Eleven for Variable Annuities. (Filed with this Registration Statement on Form N-4, File No. 333-152192 on November 20, 2008.)


1(b). Resolutions of MetLife Insurance Company of Connecticut Board of Directors dated August 13, 2014 (including Certificate of Conversion, Certificate of Incorporation and Certificate of Redomestication), (Incorporated herein by reference to Exhibit 2(c) to MetLife Insurance Company USA's Registration Statement on Form S-3, File No. 333-201857, filed February 4, 2015.)


2.                    Not Applicable


3(a). Distribution and Principal Underwriting Agreement among the Registrant, MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Filed with this Registration Statement on Form N-4, File No. 333-152192 on November 20, 2008.)


3(a)(i). Amendment to Distribution and Principal Underwriting Agreement between MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective November 14, 2014). (Incorporated herein by reference to MetLife

EXHIBITNUMBER         DESCRIPTION
       ------         -----------


                      Investors USA Separate Account A's Registration Statement on Form N-4, File Nos. 333-200231/811-03365, filed on
                      November 17, 2014.)


3(a)(ii).             Amendment No. 2 to the Distribution and Principal
                      Underwriting Agreement between MetLife Insurance Company
                      USA and MetLife Investors Distribution Company (effective
                      December 7, 2015). (Incorporated herein by reference to
                      Exhibit 3(a)(ii) to Post-Effective Amendment No. 26 to
                      MetLife of CT Separate Account Eleven for Variable
                      Annuities' Registration Statement on Form N-4, File Nos.
                      333-101778/21262, filed on April 6, 2016.)


3(b). Agreement and Plan of Merger dated as of October 20, 2006. (Incorporated herein by reference to Exhibit 1(a) to the Registration Statement on Form S-1, File No. 333-138472 filed on November 7, 2006.)


3(b)(i). Agreement and Plan of Merger (10-26-06) (MLIDLLC into MLIDC). (Incorporated herein by reference to Exhibit 3(c) to Post-Effective Amendment No. 16 to MetLife of CT Fund ABD for Variable Annuities' Registration Statement on Form N-4, File Nos. 033-65343/811-07465, filed April 4,
                      2007.)


3(c).                 Master Retail Sales Agreement (MLIDC) (9-2012).
                      (Incorporated herein by reference to Exhibit 3(d) to Post-Effective Amendment No. 23, Amendment No. 152 to the Registration Statement on Form N-4, File No. 333-101778, filed April 3, 2013.)


3(d). Services Agreement between MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut and Amendment No. 1 to Services Agreement. (Incorporated herein by reference to Exhibit 3(e) to Post-Effective Amendment No. 15 to MetLife of CT Fund BD for Variable Annuities' Registration Statement on Form N-4, File Nos. 033-73466/811-08242, filed April 7, 2008.)


3(e). Principal Underwriting and Distribution Agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC (effective March 6, 2017). (Incorporated herein by reference to Exhibit 3(e) to Post-Effective Amendment No. 9 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 5,
                      2017.)


3(f).                 Form of Brighthouse Securities, LLC Sales Agreement.
                      (Incorporated herein by reference to Exhibit 3(f) to Post-Effective Amendment No. 7 to Brighthouse Separate Account A's Registration Statement on Form N-4, File Nos. 333-209053/811-03665, filed December 14, 2017.)


4(a). Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4(a) to the Registration Statement on Form N-4, File No. 333-58783 filed on November 3, 1998.)


4(b). Company Name Change Endorsement. (Incorporated herein by reference to Exhibit 4(c) to Post-Effective Amendment No. 14 to the Registration Statement on Form N-4, File No. 033-65343 filed April 5, 2006.)


4(c).                 Individual Retirement Annuity Qualification Rider.
                      L-22445 1-08. (Incorporated herein by reference to Exhibit 4(c) to the Registration Statement on Form N-4, File No. 333-58783 filed on April 7, 2008.)


4(d). Code Section 457(B) Rider For Eligible Plan of a Governmental or a Tax-Exempt Employer. L-22466 8-07. (Incorporated herein by reference to Exhibit 4(d) to the Registration Statement on Form N-4, File No. 333-58783 filed on April 7, 2008.)


4(e). MetLife Insurance Company of Connecticut 401(a)/403(a) Plan Endorsement. L-22492 (5/11). (Incorporated herein by reference to Exhibit 4(j) to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-152189, filed April 4, 2012.)


4(f). MetLife Insurance Company of Connecticut 457(b) Plan Endorsement (Governmental and Tax-Exempt). L-22493 (5/11). (Incorporated herein by reference to Exhibit 4(k) to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-152189, filed April 4, 2012.)


4(g). Company Name Change Endorsement effective November 14, 2014 (6-E120-14). (Incorporated herein by reference to Exhibit 4(a)(i) to MetLife Insurance Company

EXHIBITNUMBER         DESCRIPTION
       ------         -----------


                      USA's Registration Statement on Form S-3, File No. 333-201857, filed February 4, 2015.)


4(h) Company Name Change Endorsement (effective March 6, 2017) (5-E132-6). (Incorporated herein by reference to Exhibit 4(m) to Post-Effective Amendment No. 9 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 5, 2017.)


5. Form of Application. (Incorporated herein by reference to Exhibit 5 to the Registration Statement on Form N-4, File No. 333-58783 filed on November 3, 1998.)


                          a. The Travelers Insurance Company, The Travelers Life and Annuity Company, Deferred Variable Annuity Application Rev. 5-05, National app L-22213*


                          b. The Travelers Insurance Company, The Travelers Life and Annuity Company, Deferred Variable Annuity Application Rev. 7-05 National app L-22213*


                          c. The Travelers Insurance Company, The Travelers Life and Annuity Company, Deferred Variable Annuity Application Rev. 11-05 National app L-22213*


                          d. The Travelers Insurance Company, The Travelers Life and Annuity Company, Deferred Variable Annuity Application Rev. 1-06 National app L-22213*


                          e. The Travelers Insurance Company, The Travelers Life and Annuity Company, Master Application for Group Deferred Variable Annuity L22534 TRA Master App 7-05*


                          f. The Travelers Insurance Company for Group Deferred Variable Annuity Application (New York) L-22535NY 5-05*


                          g. The Travelers Insurance Company for Group Deferred Variable Annuity Application (New York) L-22535NY 6-05*


                          h. The Travelers Insurance Company for Group Deferred Variable Annuity Application (New York) L-22535NY 7-05*


                          i. The Travelers Insurance Company for Group Deferred Variable Annuity Application (New York) L-22535NY 7-05*


                          j. The Travelers Insurance Company for Group Deferred Variable Annuity Application (New York) L-22535NY 11-05*


                          k. The Travelers Insurance Company for Group Deferred Variable Annuity Application (New York) L-22535NY 1-06*


                              * (Incorporated herein by reference to
                              Post-Effective Amendment No. 11 to the
                              Registration Statement on Form N-4, File Numbers 333-58783/811-08867, filed April 10, 2006.)


                          l. Systematic Withdrawal Program MetLife Retirement Account L-19066SWP Order # L-19244 1 Rev. 11/06.
                              ((Incorporated herein by reference to Exhibit 5(l) to the Registration Statement on Form N-4, File No.333-58783 filed on April 6, 2007.)


                          m. Dollar Cost Averaging Program MetLife Retirement Account L-19066DCA Order # L-19243; Rev. 11/06.
                              (Incorporated herein by reference to Exhibit 5(m) to the Registration Statement on Form N-4, File No. 333-58783 filed on April 6, 2007.)


                      2) Form of Variable Annuity Application. (Incorporated herein by reference to Exhibit 5 to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities to the Registration Statement on Form N-4, File No. 033-65343 filed on April 5, 2006.)

EXHIBITNUMBER         DESCRIPTION
       ------         -----------


6(a). Charter of The Travelers Insurance Company, as amended on October 19, 1994. (Incorporated herein by reference to Exhibit 6(a) to the Registration Statement on Form N-4, File No. 333-40193, filed November 13, 1997.)


                      1) Certificate of Amendment of the Charter as Amended and Restated of The Travelers Insurance Company effective May 1, 2006. (Incorporated herein by reference to Exhibit 6(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities Registration Statement on Form N-4, File No. 033-65343 filed April 5, 2006.)


                      2) Certificate of Correction of MetLife Insurance Company of Connecticut, to the Amendment to the Charter as Amended and Restated of The Travelers Insurance Company, dated and executed as of the 4th day of April, 2007. (Incorporated herein by reference to Exhibit 6(a)(i) to Post-Effective Amendment No. 16 to the Registration Statement on Form N-4, File No. 333-00165 filed October 31, 2007.)


6(b). Amended and Restated By-Laws of Met-Life Insurance Company of Connecticut (June 1, 2012) (Incorporated herein by reference to Exhibit 6(b) to Post-Effective Amendment No. 23 and Amendment No. 152 to the Registration Statement on Form N-4, File No. 333-101778, filed April 3, 2013.)


6(c). Certificate of Amendment of the Charter as Amended and Restated of The Travelers Insurance Company effective May 1, 2006. (Incorporated herein by reference to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities Registration Statement on Form N-4, File No. 033-65343 filed April 5, 2006.)


6(d). Copy of Certificate of Incorporation of the Company and Certificate of Amendment (effective November 14, 2014). (Incorporated herein by reference to Exhibit 6(i) to MetLife Investors USA Separate Account A's Registration Statement on Form N-4, File Nos. 333-200231/811-03365,
                      filed November 17, 2014.)


6(e). Copy of By-Laws of the Company (Incorporated herein by reference to Exhibit 6(ii) to MetLife Investors USA Separate Account A's Registration Statement on Form N-4, File Nos. 333-200231/811-03365, filed November 17, 2014.)


6(f). Copy of Certificate of Amendment of Certification of Incorporation of the Company (effective December 6,
                      2016). (Incorporated herein by reference to Exhibit
                      (6)(f) to Post-Effective Amendment No. 9 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 5, 2017.)


6(g.)                 Copy of Amended and Restated Bylaws of the Company.
                      (Incorporated herein by reference to Exhibit 6(g) to Post-Effective Amendment No. 9 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262,
                      filed April 5, 2017.)


7(a). Specimen Reinsurance Agreement. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-65942, filed April 15, 2003.)


7(a)(i). Automatic Reinsurance Agreement between Travelers Insurance Company and its subsidiary Travelers Life and Annuity Company (Ceding Company) and AXA Re Life Insurance Company now known as AXA Corporate Solutions Life Reinsurance Company as of September 14, 2000 (Reinsurer) (effective May 18, 2000) and Notice Letter of termination of new business as of May 17, 2003. (Filed with Post-Effective Amendment No. 4 to this Registration Statement on Form N-4, File No. 333-152192, on April 4, 2012.)


7(a)(ii).             Amendment Nos. 1 through 8, Letter Amendment, Amendment
                      Nos. 9 through 10, Letter Amendment, and Amendment Nos.
                      11 through 13 to Automatic Reinsurance Agreement No.
                      2000-15, Dated May 18, 2000 between Travelers Insurance
                      Company (Ceding Company) and its Subsidiary Travelers
                      Life and Annuity Company and AXA Corporate Solutions Life
                      Reinsurance Company (Reinsurer). (Filed with
                      Post-Effective Amendment No. 4 to this Registration
                      Statement on Form N-4, File No. 333-152192, on April 4,
                      2012.)

EXHIBITNUMBER         DESCRIPTION
       ------         -----------



7(a)(iii)             Addendum to Automatic Reinsurance Agreement No. 2000-15
                      between Travelers Insurance Company and its subsidiary and Travelers Life and Annuity Company (Ceding Company) and AXA Corporate Solutions Life Reinsurance Company
                      (Reinsurer) effective May 18, 2000. (Filed herewith.)


7(a)(iv) Amendment No. 14 Novation Agreement by and among Colisee Re S.A. (formerly known as AXA Re S.A., and a current affiliated of AXA Corporate Solutions Life Reinsurance Company, each of which is directly owned by AXA S.A. ("Assignor"), AXA Equitable Holdings, Inc. ("Assignee"), AXA Corporate Solutions Life Reinsurance Company ("Reinsurer") and Brighthouse Life Insurance Company ("Ceding Company") dated April 25, 2018. (Filed herewith.)



7(b). Service Agreement and Indemnity Combination Coinsurance and Modified Coinsurance Agreement of Certain Annuity Contracts between MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company - Treaty #20176, effective January 1, 2014. (Incorporated herein by reference to Exhibit 7(d) to Post-Effective Amendment No. 24 to MetLife of CT Separate Account Eleven for Variable Annuities Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed on April 4,
                      2014.)


8. Form of Participation Agreements. (Incorporated herein by reference to Exhibit 8 to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, File No. 333-101778, filed April 21, 2005.)


8(a). Participation Agreement Among Met Investors Series Trust, Met Investors Advisory, LLC, MetLife Investors Distribution Company, The Travelers Insurance Company and The Travelers Life and Annuity Company effective November 1, 2005. (Incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities Registration Statement on Form N-4, File No. 033-65343 filed April 6, 2006.)


8(a)(i). First Amendment to the Participation Agreement Among Met Investors Series Trust, MetLife Advisers, LLC, and MetLife Insurance Company of Connecticut as of May 1, 2009. (Incorporated herein by reference to Exhibit 8(a)(i) to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-152189, filed April 4, 2012.)


8(a)(ii).             Amendment to each of the Participation Agreements
                      currently in effect between Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution
                      Company and Metropolitan Life Insurance Company, MetLife
                      Insurance Company of Connecticut, MetLife Investors USA
                      Insurance Company, MetLife Investors Insurance Company,
                      First MetLife Investors Insurance Company, New England
                      Life Insurance Company and General American Life
                      Insurance Company effective April 30, 2010. Incorporated herein by reference to Exhibit 8(a)(ii) to Post-Effective
                      Amendment No. 4 to the Registration Statement on Form
                      N-4, File No. 333-152189, filed April 4, 2012.)


8(a)(iii).            Amendment to Participation Agreement Among Met Investors
                      Series Trust, MetLife Advisers, LLC, MetLife Investors
                      Distribution Company and MetLife Insurance Company of
                      Connecticut (effective November 17, 2014). (Incorporated herein by reference to Exhibit 8(i)(d) to MetLife
                      Investors USA Separate Account A's Registration Statement on Form N-4, File Nos. 333-200231/811-03365, filed
                      November 17, 2014.)


8(a)(iv.)             Participation Agreement among Brighthouse Funds Trust I,
                      Brighthouse Investment Advisers, LLC, Brighthouse
                      Securities, LLC and Brighthouse Life Insurance Company
                      (effective March 6, 2017). (Incorporated herein by reference to Exhibit 8(a)(iv) to Post-Effective Amendment
                      No. 9 to Brighthouse Separate Account Eleven for Variable
                      Annuities' Registration Statement on Form N-4, File Nos.
                      333-152189/811-21262, filed April 5, 2017.)


8(b)(i). Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Securities, Inc. and MetLife Insurance Company of Connecticut entered as of April 30, 2007. (Incorporated herein by reference to Exhibit 8(c)(i) to Post-Effective Amendment No. 16 to the Registration Statement on Form N-4, File 333-00165 filed October 31, 2007.)

EXHIBITNUMBER         DESCRIPTION
       ------         -----------


8(b)(ii).             Participation Agreement among Metropolitan Series Fund,
                      Inc., MetLife Advisers, LLC, MetLife Investors
                      Distribution Company and MetLife Insurance Company of
                      Connecticut entered as of August 31, 2007. (Incorporated herein by reference to Exhibit 8(c)(ii) to Post-Effective
                      Amendment No. 16 to the Registration Statement on Form
                      N-4, File 333-00165 filed October 31, 2007.)


8(b)(iii).            Amendment to each of the Participation Agreements
                      currently in effect between Metropolitan Series Fund, MetLife Advisers, LLC, MetLife Investors Distribution
                      Company and Metropolitan Life Insurance Company,
                      Metropolitan Tower Life Insurance Company, MetLife
                      Insurance Company of Connecticut, MetLife Investors USA
                      Insurance Company, MetLife Investors Insurance Company,
                      First MetLife Investors Insurance Company, New England
                      Life Insurance Company and General American Life
                      Insurance Company effective April 30, 2010. (Incorporated herein by reference to Exhibit 8(b)(iii) to Post-Effective Amendment No. 4 to the Registration
                      Statement on Form N-4, File No. 333-152189, filed April
                      4, 2012.)


8(b)(iv).             Participation Agreement among Brighthouse Funds Trust II,
                      Brighthouse Investment Advisers, LLC, Brighthouse
                      Securities, LLC and Brighthouse Life Insurance Company
                      (effective March 6, 2017). (Incorporated herein by reference to Exhibit 8(b)(iv) to Post-Effective Amendment
                      No. 9 to Brighthouse Separate Account Eleven for Variable
                      Annuities' Registration Statement on Form N-4, File Nos.
                      333-152189/811-21262, filed April 5, 2017.)


8(c). Amended and Restated Participation Agreement Among The Travelers Insurance Company, Fidelity Distributors Corporation, VIP Fund, VIP Fund II and VIP Fund III effective May 1, 2001 and Amendments to the Amended and Restated Participation Agreement (respectively effective May 1, 2003 and December 8, 2004.) (Incorporated herein by reference to Exhibit 8(o) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)


8(c)(i).              Summary Participation Agreement (Summary) (4/30/10).
                      (Incorporated herein by reference to Exhibit 8(c)(i) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-152189, filed April 5, 2011.)


8(c)(ii).             Amendment to the Participation Agreement with Fidelity
                      Variable Insurance Products Funds (effective November 17,
                      2014.) (Incorporated herein by reference to Exhibit
                      8(vii)(c) to the Registration Statement on Form N-4 File
                      No. 333-200247/811-05200, filed November 17, 2014.)


8(c)(iii).            Amendments to the Participation Agreement Among MetLife
                      Insurance Company USA (formerly MetLife Insurance Company of Connecticut), Fidelity Variable Insurance Products
                      Funds and Fidelity Distributors Corporation (effective
                      June 1, 2015, April 28, 2008, May 16, 2007 and October 1,
                      2005). (Incorporated herein by reference to Exhibit
                      8(l)(iii) to Post-Effective Amendment No. 27 to
                      Brighthouse Separate Account Eleven for Variable
                      Annuities' Registration Statement on Form N-4, File Nos.
                      333-101778/811-21262, filed on April 5, 2017.)


8(c)(iv).             Amended and Restated Participation Agreement Among
                      Variable Insurance Products Funds, Fidelity Distributors
                      Corporation and Brighthouse Life Insurance Company
                      (effective 3-06-17) (Incorporated herein by reference to Exhibit 8(l)(iv) to Post-Effective Amendment No. 29 to
                      Brighthouse Separate Account Eleven for Variable
                      Annuities' Registration Statement on Form N-4, File Nos.
                      333-101778/811-21262, filed on April 25, 2018.)


8(d). Amended and Restated Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, Travelers Distribution LLC, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc. effective May 1, 2004 and an Amendment to the Amended and Restated Participation Agreement (effective May 1, 2005.) (Incorporated herein by reference to Exhibit 8(i) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)


8(d)(i). Amendment No. 5 to A&R Participation Agreement Franklin Templeton Variable Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (update schedules) (10/5/10). (Filed with Post-Effective Amendment No. 3 to this Registration Statement

EXHIBITNUMBER         DESCRIPTION
       ------         -----------


                      on Form N-4, File No. 333-152189 filed on April 4, 2011.)


8(d)(ii).             Participation Agreement Addendum effective as of May 1,
                      2011, Franklin Templeton Variable Insurance Products
                      Trust, Franklin/Templeton Distributors, Inc., MetLife
                      Insurance Company of Connecticut and MetLife Investors
                      Distribution Company. Incorporated herein by reference to
                      Exhibit 8(d)(ii) to Post-Effective Amendment No. 4 to the
                      Registration Statement on Form N-4, File No. 333-152189, filed April 4, 2012.)


8(d)(iii).            Amendment dated January 15, 2013 to the Participation
                      Agreement Among Franklin Templeton Variable Insurance
                      Products Trust, Franklin/Templeton Distributors, Inc.,
                      MetLife Insurance Company of Connecticut and MetLife
                      Investors Distribution Company. (Incorporated herein by reference to Exhibit 8(i)(iii) to Post-Effective
                      Amendment No. 23 and Amendment No. 152 to the
                      Registration Statement on Form N-4, File No. 333-101778, filed April 3, 2013.)


8(d)(iv).             Amendment No. 7 to the Amended and Restated Participation
                      Agreement Among Franklin Templeton Variable Insurance
                      Products Trust, Franklin/Templeton Distributors, Inc.,
                      MetLife Insurance Company of Connecticut and MetLife
                      Investors Distribution Company. (Incorporated herein by reference to Exhibit 8(ii)(e) to MetLife Investors
                      Variable Annuity Account One's Registration Statement on
                      Form N-4, File Nos. 333-200247/811-05200, filed November
                      17, 2014.)


8(d)(v). Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective August 1, 2014). (Incorporated herein by reference to Exhibit 8(i)(v) to Post-Effective Amendment No. 26 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/21262, filed on April 6, 2016.)


8(d)(vi).             Participation Agreement Among Franklin Templeton Variable
                      Insurance Products Trust, Franklin/Templeton
                      Distributors, Inc., Brighthouse Life Insurance Company,
                      Brighthouse Life Insurance Company of NY and Brighthouse
                      Securities, LLC (03-06-17) (Incorporated herein by reference to Exhibit 8(i)(vii) to Post-Effective
                      Amendment No. 28 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form
                      N-4, File Nos. 333-101778/811-21262, filed on April 4,
                      2018.)


8(e). Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company and Janus Aspen Series effective May 1, 2000 and Amendments to the Participation Agreement (respectively effective July 1, 2000, October 15, 2000, May 1, 2001, May 24, 2001,
                      January 31, 2002, May 1, 2003, August 1, 2004 and April 28, 2008.) (Incorporated herein by reference to Exhibit 8(j) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)


8(e)(i). Amendment No. 8 to Participation Agreement between MetLife Insurance Company of Connecticut and Janus Aspen Series, effective as of May 1, 2011. (Incorporated herein by reference to Exhibit 8(e)(i) to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-152189, filed April 4, 2012.)


8(e)(ii).             Amendment No. 9 to Fund Participation Agreement Among
                      Janus Aspen Series and MetLife Insurance Company USA.
                      (Incorporated herein by reference to Exhibit 8(e)(ii) to Post-Effective Amendment No. 7 to the Registration
                      Statement on Form N-4, File No. 333-152189 filed April 8,
                      2015.)


8(f). Participation Agreement Among MetLife Insurance Company of Connecticut, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC and Legg Mason Partners Fund Advisor, LLC effective January 1, 2009. (Incorporated herein by reference to Exhibit 8(k) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)


8(f)(i). Amendment to Participation Agreement between Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC, Legg Mason Partners Fund Advisor and Metropolitan Life Insurance Company, MetLife Insurance Company of Connecticut, MetLife Investors USA

EXHIBITNUMBER         DESCRIPTION
       ------         -----------


                      Insurance Company, and First MetLife Investors Insurance Company (4/30/10). Incorporated herein by reference to
                      Exhibit 8(f)(i) to Post-Effective Amendment No. 3 to this Registration Statement on Form N-4, File No. 333-152189, filed on April 4,2011. (Incorporated herein by reference to Exhibit 8(f)(i) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-152189, filed April 5, 2011.)


8(f)(ii).             Second Amendment to Participation Agreement Among Legg
                      Mason Investors Services, LLC, Legg Mason Partners Fund advisor, LLC, Legg Mason Partners Variable Equity Trust,
                      Legg Mason Partners Variable Income Trust and MetLife
                      Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(vii)(c) to MetLife Investors USA
                      Separate Account A's Registration Statement on Form N-4,
                      File Nos. 333-200237/811-03365, filed on November 17,
                      2014.)


8(g). Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company effective October 1, 1999 and Amendments to the Participation Agreement (respectively effective May 1, 2001, December 31, 2002, April 14, 2003, October 20, 2005 and April 28,
                      2008.) (Incorporated herein by reference to Exhibit 8(e) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)


8(g)(i). Amendment to Participation Agreements between American Funds Insurance Series, Capital Research and Management Company and Metropolitan Life Insurance Company, MetLife Insurance Company of Connecticut, MetLife Investors USA Insurance Company, MetLife Investors Insurance Company, First MetLife Investors Insurance Company, New England Life Insurance Company and General American Life Insurance Company (Summary) (4/30/10). (Incorporated herein by reference to Exhibit 8(d)(i) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-152194, filed April 5, 2011.)


8(g)(ii).             Amendment No. 7 to the Participation Agreement Among
                      MetLife Insurance Company of Connecticut, American Funds
                      Insurance Series, American Funds Distributors, Inc. and
                      Capital Research and Management Company. (Incorporated herein by reference to exhibit 3(i)(b) to MetLife
                      Investors USA Separate Account A's Registration Statement on Form N-4, File Nos. 333-200231/811-03365, filed
                      November 17, 2014.)


8(g)(iii).            Eighth Amendment to the Participation Agreement between
                      MetLife Insurance Company USA, American Funds Insurance
                      Series, American Funds Distributors, Inc. and Capital
                      Research and Management Company dated May 15, 2015.
                      (Incorporated herein by reference to Exhibit 8(e)(iii) to Post-Effective Amendment No. 26 to MetLife of CT Separate
                      Account Eleven for Variable Annuities' Registration
                      Statement on Form N-4, File Nos. 333-101778/21262, filed on April 6, 2016.)



8(g)(iv).             Ninth Amendment to the Participation Agreement between
                      MetLife Insurance Company USA, American Funds Insurance
                      Series, American Funds Distributors, Inc. and Capital
                      Research and Management Company dated November 19, 2014.
                      (Incorporated herein by reference to Exhibit 8(e)(iv) to Post-Effective Amendment No. 26 to MetLife of CT Separate
                      Account Eleven for Variable Annuities' Registration
                      Statement on Form N-4, File Nos. 333-101778/21262, filed on April 6, 2016.)



8(g)(v). Tenth Amendment to Participation Agreement Among Brighthouse Life Insurance Company, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company (03-06-17) (Incorporated herein by reference to Exhibit 8(e)(v) to Post-Effective Amendment No. 29 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262,
                      filed on April 25, 2018.)


8(h). Participation Agreement among Delaware Group Premium Fund, Inc., Delaware Distributors, L.P., Delaware Management Company and The Travelers Insurance Company and The Travelers Life and Annuity Company dated May 1, 1998 and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registrants Registration Statement on Form N-6 (File No. 333-71349) filed April 9, 2009.)

EXHIBITNUMBER         DESCRIPTION
       ------         -----------


8(h)(i). Amendment to the Participation Agreement dated May 1, 1998 Among MetLife Insurance Company of Connecticut, Delaware VIP Trust, Delaware Management Company and Delaware Distributors, L.P. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, File No. 333-152189, filed April 8, 2015.)


8(h)(ii).             Amendment to Participation Agreement Among Brighthouse
                      Life Insurance Company, Delaware VIP Trust, Delaware
                      Management Company and Delaware Distributors, L.P.
                      (03-06-17) (Incorporated herein by reference to Exhibit
                      8(e)(iii) to Post-Effective Amendment No. 11 to
                      Brighthouse Separate Account Eleven for Variable
                      Annuities' Registration Statement on Form N-4, File Nos.
                      333-152194/811-21262, filed on April 25, 2018.)


8(i)(i). Amendment No. 2 to Participation Agreement among MetLife Insurance Company of Connecticut, Wells Fargo Funds Trust and Wells Fargo Distributor, LLC, effective April 30, 2012. (Incorporated herein by reference to Exhibit 8(i) to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 File No. 333-152194, filed April 3, 2013.)


8(i)(ii).             Amendment No. 3 to the Participation Agreement dated May
                      1, 1998 Among MetLife Insurance Company of Connecticut,
                      Wells Fargo Variable Trust, Wells Fargo Funds
                      Distributor, LLC and Wells Fargo Funds Management, LLC.
                      (Incorporated herein by reference to exhibit 8(i) to Post-Effective No. 7 to the Registration Statement on
                      Form N-4 File No. 333-152194, filed April 8, 2015.)


8(j). Participation Agreement Among Trust for Advised Portfolios, Quasar Distributors, LLC, 1919 Investment Counsel, LLC and MetLife Insurance Company USA (effective November 7, 2014) (Incorporated herein by reference to
                      Exhibit 8(n) to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 25 to Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed April 8, 2015.)


9. Opinion of Counsel as to the legality of securities being registered by Registrant. (Filed with this Registration Statement on Form N-4, File No. 333-152192, on November 20, 2008.)


10. Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm. (Filed herewith.)


11.                   Not applicable


12.                   Not applicable



13.                   Powers of Attorney for Eric T. Steigerwalt, Myles J.
                      Lambert, John L. Rosenthal, Conor E. Murphy and Lynn A. Dumais (Filed herewith.)



ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Principal Business Address:
     Brighthouse Life Insurance Company
     11225 North Community House Road
     Charlotte, North Carolina 28277



NAME AND PRINCIPAL     POSITIONS AND OFFICES
BUSINESS ADDRESS       WITH DEPOSITOR
--------------------   ----------------------





Eric T. Steigerwalt                  Director, Chairman of the Board, President and Chief Executive
11225 North Community House Road     Officer
Charlotte, NC 28277





Myles Lambert                       Director and Vice President
11225 North Community House Road
Charlotte, NC 28277

Conor Murphy                        Director, Vice President and Interim Chief Financial Officer
11225 North Community House Road
Charlotte, NC 28277




John Rosenthal           Director, Vice President and Chief Investment Officer
334 Madison Avenue
Morristown, NJ 07960




Robert Allen                        Vice President and Chief Information Security Officer
11225 North Community House Road
Charlotte, NC 28277





D. Burt Arrington                   Vice President and Secretary
11225 North Community House Road
Charlotte, NC 28277




Kimberly Berwanger                  Vice President
11225 North Community House Road
Charlotte, NC 28277




David Chamberlin          Vice President
18205 Crane Nest Drive
Tampa, FL 33647





Jin Chang                           Vice President and Treasurer
11225 North Community House Road
Charlotte, NC 28277




Patrisha Cox                        Vice President
11225 North Community House Road
Charlotte, NC 28277



Ruth Damien                         Vice President
11225 North Community House Road
Charlotte, NC 28277




Christine DeBiase                   Vice President, General Counsel and Assistant Secretary
11225 North Community House Road
Charlotte, NC 28277






David Dooley             Vice President
334 Madison Avenue
Morristown, NJ 07960



Meghan Doscher                      Vice President
11225 North Community House Road
Charlotte, NC 28277




Lynn Dumais                         Vice President and Chief Accounting Officer
11225 North Community House Road
Charlotte, NC 28277




Tara Figard                         Vice President
11225 North Community House Road
Charlotte, NC 28277

Kevin Finneran                      Vice President and Illustration Officer
11225 North Community House Road
Charlotte, NC 28277



Jason Frain                         Vice President
11225 North Community House Road
Charlotte, NC 28277




Jeffrey Halperin                    Vice President and Chief Compliance Officer
11225 North Community House Road
Charlotte, NC 28277




James Hamalainen                    Vice President
11225 North Community House Road
Charlotte, NC 28277



Christopher Hartsfield              Vice President and Assistant Secretary
11225 North Community House Road
Charlotte, NC 28277




Jeffrey Hughes                      Vice President and Chief Technology Officer
11225 North Community House Road
Charlotte, NC 28277





Gregory Illson                      Vice President
11225 North Community House Road
Charlotte, NC 29277





Jacob Jenkelowitz      Vice President and Assistant Secretary
285 Madison Avenue
New York, NY 10017




Donald Leintz                       Vice President
11225 North Community House Road
Charlotte, NC 28277



John Lima                Chief Derivatives Officer
334 Madison Avenue
Morristown, NJ 07960




Timothy McLinden                    Vice President
11225 North Community House Road
Charlotte, NC 28277





Janet Morgan                        Vice President, Treasury
11225 North Community House Road
Charlotte, NC 28277





Paul Scott Peterson                 Vice President, Treasury
11225 North Community House Road
Charlotte, NC 28277





Marc Pucci               Vice President
334 Madison Avenue
Morristown, NJ 07960

Matthew Quale                       Vice President
11225 North Community House Road
Charlotte, NC 28277





Kevin Rankin                        Vice President and Controller
11225 North Community House Road
Charlotte, NC 28277




Meredith Ratajczak                  Vice President and Appointed Actuary
11225 North Community House Road
Charlotte, NC 28277






Mark Reilly                         Vice President
11225 North Community House Road
Charlotte, NC 28277





Frans teGroen                       Vice President and Corporate Illustration Actuary
11225 North Community House Road
Charlotte, NC 28277





Roger Andrew Vigar                  Vice President
11225 North Community House Road
Charlotte, NC 28277





Michael Villella                    Vice President and Illustration Actuary
11225 North Community House Road
Charlotte, NC 28277





Mark Wessel                         Vice President
11225 North Community House Road
Charlotte, NC 28277





James Wiviott            Vice President
334 Madison Avenue
Morristown, NJ 07960





Natalie Wright                      Vice President
11225 North Community House Road
Charlotte, NC 28277





Phyllis Zanghi                      Vice President and Tax Director
11225 North Community House Road
Charlotte, NC 28277


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is a separate account of Brighthouse Life Insurance Company under Delaware insurance law. The Depositor is an indirect subsidiary of Brighthouse Financial, Inc., a publicly traded company. No person is controlled by the Registrant. The following outline indicates those entities that are controlled by Brighthouse Financial, Inc. or are under the common control of Brighthouse Financial, Inc.

    ORGANIZATIONAL STRUCTURE OF BRIGHTHOUSE FINANCIAL, INC. AND SUBSIDIARIES

                            AS OF DECEMBER 31, 2018

The following is a list of subsidiaries of Brighthouse Financial, Inc. as of December 31, 2018.


That entity which is listed at the left margin (labeled with a capital letter) is a direct subsidiary of Brighthouse Financial, Inc. (DE)

Each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of Brighthouse Financial, Inc.

The voting securities of the subsidiaries listed are 100% owned by their respective parent corporations. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.



A.   Brighthouse Holdings, LLC (DE)
     1.   New England Life Insurance Company (MA)
     2.   Brighthouse Life Insurance Company (DE)
          a.            Brighthouse Reinsurance Company of Delaware (DE)
          b.            Brighthouse Life Insurance Company of NY (NY)
          c.            Brighthouse Connecticut Properties Ventures, LLC (DE)
          d.            Brighthouse Renewables Holdings, LLC (DE)
               (i.)     Greater Sandhill I, LLC (DE)
          e.            Daniel/Brighthouse Midtown Atlanta Master Limited Liability Company (DE)
               (i.)     1075 Peachtree LLC (DE)
          f.            Brighthouse Assignment Company (CT)
          g.            ML 1065 Hotel, LLC (DE)
          h.            TIC European Real Estate LP, LLC (DE)
          i.            Euro TL Investments LLC (DE)
          j.            TLA Holdings LLC (DE)
               (i.)     The Prospect Company (DE)
          k.            Euro T1 Investments LLC (DE)
          l.            TLA Holdings II LLC (DE)
     3.   Brighthouse Securities, LLC (DE)
     4.   Brighthouse Services, LLC (DE)
     5.   Brighthouse Investment Advisers, LLC (MA)


ITEM 27. NUMBER OF CONTRACT OWNERS


As of January 31, 2019, there were 172,483 owners of qualified contracts and 38,936 owners of non-qualified contracts offered by the Registrant (Brighthouse Separate Account Eleven for Variable Annuities).



ITEM 28. INDEMNIFICATION

Pursuant to applicable provisions of Brighthouse Life Insurance Company's by-laws or internal corporate policies adopted by Brighthouse Life Insurance Company or Brighthouse Financial, Inc., its ultimate parent, the directors, officers and other controlling persons of Brighthouse Life Insurance Company and of Brighthouse Life Insurance Company's affiliate and the underwriter, Brighthouse Securities, LLC, who are made or threatened to be made a party to an action or proceeding, may be eligible to obtain indemnification against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees, incurred as a result of such action or proceeding. Under the principal underwriting agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC the parties have agreed to indemnify each other against certain liabilities and expenses from legal proceedings arising out of Brighthouse Securities LLC's distribution of the Contracts.


Brighthouse Financial, Inc. also maintains directors and officers and professional liability insurance policies under which the Registrant, the Depositor and the Underwriter, as well as certain other subsidiaries of Brighthouse, are covered. Brighthouse Financial, Inc. also has secured a financial institutions bond.


Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER


(a) Brighthouse Securities, LLC serves as principal underwriter and distributor for the following investment companies (including the Registrant):


     Brighthouse Fund UL for Variable Life Insurance
     Brighthouse Fund UL III for Variable Life Insurance
     Brighthouse Funds Trust I
     Brighthouse Funds Trust II
     Brighthouse Separate Account A
     Brighthouse Separate Account Eleven for Variable Annuities
     Brighthouse Separate Account QPN for Variable Annuities
     Brighthouse Variable Annuity Account B
     Brighthouse Variable Annuity Account C
     Brighthouse Variable Life Account A
     Brighthouse Variable Life Account One
     New England Variable Annuity Separate Account
     New England Variable Life Separate Account


(b) Brighthouse Securities, LLC is the principal underwriter for the Contracts. The following persons are officers and managers of Brighthouse Securities, LLC. The principal business address for Brighthouse Securities, LLC is 11225 North Community House Road, Charlotte, NC 28277.


NAME AND PRINCIPAL                  POSITIONS AND OFFICES
BUSINESS ADDRESS                    WITH UNDERWRITER
---------------------------------   -----------------------------------------------
Myles Lambert                       Manager, President and Chief Executive Officer
11225 North Community House Road
Charlotte, NC 28277



Philip Beaulieu                     Manager and Vice President
11225 North Community House Road
Charlotte, NC 28277




Melissa Cox                         Manager and Vice President
11225 North Community House Road
Charlotte, NC 28277

Michael Davis                       Manager and Vice President
11225 North Community House Road
Charlotte, NC 28277




Gerard Nigro                        Manager and Senior Vice President
11225 North Community House Road
Charlotte, NC 28277




Matthew Quale                       Manager and Vice President
11225 North Community House Road
Charlotte, NC 28277




Jeffrey Halperin                    Senior Vice President and Chief Compliance Officer
11225 North Community House Road
Charlotte, NC 28277



Phyllis Zanghi                      Senior Vice President and Tax Director
11225 North Community House Road
Charlotte, NC 28277




Donald Leintz                       Vice President
11225 North Community House Road
Charlotte, NC 28277





Christopher Hartsfield              Vice President and Assistant Secretary
11225 North Community House Road
Charlotte, NC 28277




Timothy McLinden                    Vice President
11225 North Community House Road
Charlotte, NC 28277



Janet Morgan                        Vice President
11225 North Community House Road
Charlotte, NC 28277





Jacob Jenkelowitz      Vice President and Assistant Secretary
285 Madison Avenue
New York, NY 10017



D. Burt Arrington                   Vice President and Secretary
11225 North Community House Road
Charlotte, NC 28277




Paul Scott Peterson                 Vice President, Treasurer and Chief Financial Officer
11225 North Community House Road
Charlotte, NC 28277





John Lima                      Chief Derivatives Officer
334 Madison Avenue, Floor 3
Morristown, NJ 07960





Marc Pucci                     Vice President
334 Madison Avenue, Floor 3
Morristown, NJ 07960

James Wiviott                  Vice President
334 Madison Avenue, Floor 3
Morristown, NJ 07960


(c) Compensation to the Distributor. The following aggregate amount of commissions and other compensation was received by the Distributor, directly or indirectly, from the Registrant and the other separate accounts of the Depositor, which also issue variable annuity contracts, during their last fiscal year:




                                            (2)
                (1)                  NET UNDERWRITING         (3)             (4)
         NAME OF PRINCIPAL             DISCOUNTS AND    COMPENSATION ON    BROKERAGE           (5)
            UNDERWRITER                 COMMISSIONS        REDEMPTION     COMMISSIONS   OTHER COMPENSATION
----------------------------------- ------------------ ----------------- ------------- -------------------
 Brighthouse Securities, LLC........$604,739,251       $0                $0            $0



ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


Omitted.



ITEM 31. MANAGEMENT SERVICES


Pursuant to a services agreement, the amount paid by Brighthouse Services, LLC on behalf of BLIC to Computer Sciences Corporation for the provision of certain administrative and recordkeeping services relating to the Contracts and other contracts and policies issued by BLIC for the period ended December 31, 2018 was $3,648,125.


ITEM 32. UNDERTAKINGS

The undersigned Registrant hereby undertakes:


(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;


(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and


(c) To deliver with any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.


(d) The undersigned registrant represents that it is relying on the exemptions from certain provisions of Sections 22(e) and 27 of the Investment Company Act of 1940 provided by Rule 6c-7 under the Act. The registrant further represents that the provisions of paragraph
           (a) - (d) of Rule 6c-7 have been complied with.


(e) The undersigned registrant represents that for its TSA variable annuities it is relying on the "no-action" position of the Commission staff as contained in its November 7, 1988 letter to the American Council of Life Insurance and has complied with the provisions of numbered paragraphs (1) - (4) of such letter.


(f) The undersigned registrant represents that with respect to its TSA ERISA variable annuities, it is relying on the "no-action" position of the Commission staff as contained in its August 20, 2012 letter to the ING Life Insurance and Annuity Company and has complied with the provisions of such letter.


Brighthouse Life Insurance Company hereby represents that the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Brighthouse Life Insurance Company under the Contracts.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this registration statement to be signed on its behalf, in the city of Charlotte, and state of North Carolina, on this 3rd day of April, 2019.

BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
(Registrant)

By: BRIGHTHOUSE LIFE INSURANCE COMPANY

By: /s/ Gregory E. Illson
     ---------------------------------
     Gregory E. Illson, Vice President


By: BRIGHTHOUSE LIFE INSURANCE COMPANY
     (Depositor)

By: /s/ Gregory E. Illson
     ---------------------------------
     Gregory E. Illson, Vice President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on this 3rd day of April, 2019.

/s/ Eric T. Steigerwalt*   Chairman of the Board, President, Chief Executive
------------------------
                           Officer and a Director
Eric T. Steigerwalt

/s/ Myles J. Lambert*      Director and Vice President
------------------------
Myles J. Lambert

/s/ John L. Rosenthal*     Director, Vice President and Chief Investment
------------------------
                           Officer
John L.Rosenthal

/s/ Conor E. Murphy*       Director, Vice President and Interim Chief
------------------------
                           Financial Officer
Conor E. Murphy

/s/ Lynn A. Dumais*        Vice President and Chief Accounting Officer
------------------------
Lynn A. Dumais

*By:   /s/ Michele H. Abate
       ------------------------------
       Michele H. Abate, Attorney-In-Fact
       April 3, 2019



* Brighthouse Life Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

                                 EXHIBIT INDEX



7(a)(iii) Addendum to Reinsurance Agreement with AXA Corporate Solutions Life
          Reinsurance Company

7(a)(iv) Amendment No. 14 Novation Agreement with AXA Corporate Solutions Life Reinsurance Company


10. Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP)


13.       Powers of Attorney